DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2023
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Emerging Markets ex China Core Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
(r)	The adjustable rate shown is effective as of January 31, 2023.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (8.6%)
	Activision Blizzard, Inc.	14,373	$1,100,541
	AT&T, Inc.	477,314	9,722,886
	Comcast Corp., Class A	302,220	11,892,357
*	DISH Network Corp., Class A	27,506	395,811
	Fox Corp., Class A	31,155	1,057,401
	Fox Corp., Class B	25,526	809,174
	Interpublic Group of Cos., Inc.	25,252	920,688
#*	Liberty Broadband Corp., Class A	600	53,772
*	Liberty Broadband Corp., Class C	6,600	592,548
*	Liberty Media Corp.-Liberty Formula One, Class A	535	34,069
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	320,511
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	181,409
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	582,375
	Lumen Technologies, Inc.	90,597	475,634
*	Madison Square Garden Entertainment Corp.	154	8,053
*	Meta Platforms, Inc., Class A	20,807	3,099,619
	News Corp., Class A	16,744	339,233
	News Corp., Class B	8,065	164,849
	Omnicom Group, Inc.	697	59,935
	Paramount Global, Class A	1,652	44,026
	Paramount Global, Class B	61,302	1,419,754
*	T-Mobile U.S., Inc.	38,754	5,786,360
	Verizon Communications, Inc.	272,600	11,331,982
*	Walt Disney Co.	45,722	4,960,380
*	Warner Bros Discovery, Inc.	112,864	1,672,644
TOTAL COMMUNICATION SERVICES			57,026,011
CONSUMER DISCRETIONARY — (5.6%)
	Advance Auto Parts, Inc.	5,982	910,939
*	Aptiv PLC	10,069	1,138,703
	Aramark	21,061	937,846
	Autoliv, Inc.	7,172	660,685
	Best Buy Co., Inc.	614	54,474
	BorgWarner, Inc.	27,403	1,295,614
*	Capri Holdings Ltd.	1,300	86,437
*	CarMax, Inc.	13,848	975,592
#*	Carnival Corp.	43,840	474,349
	Dick's Sporting Goods, Inc.	958	125,268
*	Dollar Tree, Inc.	15,273	2,293,699
	DR Horton, Inc.	56,104	5,536,904
	eBay, Inc.	17,912	886,644
	Ford Motor Co.	176,516	2,384,731
#	Gap, Inc.	1,476	20,029
	Garmin Ltd.	12,708	1,256,567
	General Motors Co.	100,456	3,949,930
	Gentex Corp.	5,570	164,371
	Harley-Davidson, Inc.	1,373	63,199
	Hasbro, Inc.	3,203	189,521
*	Hyatt Hotels Corp., Class A	2,188	238,755
	Kohl's Corp.	805	26,058
	Lear Corp.	6,694	975,851
	Lennar Corp., Class A	26,999	2,764,698
	Lennar Corp., Class B	1,507	130,145

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc.	218	$57,378
	LKQ Corp.	36,546	2,154,752
	MGM Resorts International	7,230	299,394
*	Mohawk Industries, Inc.	8,039	965,162
	Newell Brands, Inc.	8,465	135,101
	Penske Automotive Group, Inc.	3,800	485,716
	PulteGroup, Inc.	42,097	2,394,898
	PVH Corp.	672	60,413
	Ralph Lauren Corp.	2,390	296,001
*	Royal Caribbean Cruises Ltd.	10,937	710,249
	Service Corp. International	700	51,905
	Tapestry, Inc.	15,402	701,869
	Toll Brothers, Inc.	1,729	102,858
	Whirlpool Corp.	7,935	1,234,607
TOTAL CONSUMER DISCRETIONARY			37,191,312
CONSUMER STAPLES — (5.6%)
	Archer-Daniels-Midland Co.	27,548	2,282,352
*	BellRing Brands, Inc.	3,250	92,170
	Bunge Ltd.	15,242	1,510,482
	Campbell Soup Co.	4,000	207,720
	Conagra Brands, Inc.	32,844	1,221,468
	Constellation Brands, Inc., Class A	6,617	1,531,968
*	Coty, Inc., Class A	7,970	79,381
*	Darling Ingredients, Inc.	14,300	947,947
	General Mills, Inc.	51,759	4,055,835
	Hormel Foods Corp.	9,549	432,665
	J M Smucker Co.	13,623	2,081,594
	Keurig Dr Pepper, Inc.	5,429	191,535
	Kraft Heinz Co.	17,345	702,993
	Kroger Co.	81,457	3,635,426
	Molson Coors Beverage Co., Class B	11,394	599,097
	Mondelez International, Inc., Class A	45,886	3,002,780
*	Performance Food Group Co.	3,200	196,224
*	Pilgrim's Pride Corp.	2,655	64,463
*	Post Holdings, Inc.	1,219	115,744
	Seaboard Corp.	12	47,046
	Spectrum Brands Holdings, Inc.	174	11,811
	Tyson Foods, Inc., Class A	36,011	2,367,723
*	U.S. Foods Holding Corp.	17,034	649,507
	Walgreens Boots Alliance, Inc.	41,309	1,522,650
	Walmart, Inc.	64,650	9,301,196
TOTAL CONSUMER STAPLES			36,851,777
ENERGY — (15.7%)
	APA Corp.	454	20,126
	Baker Hughes Co.	44,854	1,423,666
#	Chesapeake Energy Corp.	400	34,688
	Chevron Corp.	108,805	18,934,246
	ConocoPhillips	109,454	13,339,159
	Coterra Energy, Inc.	22,675	567,555
	Devon Energy Corp.	18,806	1,189,292
	Diamondback Energy, Inc.	3,941	575,859
	EOG Resources, Inc.	31,707	4,193,251
	Exxon Mobil Corp.	254,585	29,534,406
	Halliburton Co.	36,235	1,493,607
	Helmerich & Payne, Inc.	818	39,624
	Hess Corp.	19,927	2,992,238

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Kinder Morgan, Inc.	95,103	$1,740,385
	Marathon Oil Corp.	42,811	1,176,018
	Marathon Petroleum Corp.	30,153	3,875,264
	Murphy Oil Corp.	2,737	119,361
	NOV, Inc.	626	15,299
	Occidental Petroleum Corp.	71,693	4,644,990
	ONEOK, Inc.	21,093	1,444,449
	Ovintiv, Inc.	2,906	143,062
	Phillips 66	18,704	1,875,450
	Pioneer Natural Resources Co.	13,804	3,179,751
	Schlumberger Ltd.	79,487	4,529,169
	Targa Resources Corp.	9,717	728,969
	Valero Energy Corp.	20,897	2,926,207
*	Vitesse Energy, Inc.	142	2,266
	Williams Cos., Inc.	85,764	2,765,031
TOTAL ENERGY			103,503,388
FINANCIALS — (20.7%)
	Aflac, Inc.	42,937	3,155,869
	Allstate Corp.	20,216	2,597,149
	Ally Financial, Inc.	51,633	1,677,556
	American Financial Group, Inc.	4,681	667,464
	American International Group, Inc.	31,530	1,993,327
	Apollo Global Management, Inc.	2,067	146,302
*	Arch Capital Group Ltd.	16,276	1,047,361
	Assurant, Inc.	3,963	525,454
	Axis Capital Holdings Ltd.	973	60,881
	Bank of America Corp.	244,627	8,679,366
	Bank of New York Mellon Corp.	54,289	2,745,395
*	Berkshire Hathaway, Inc., Class B	41,380	12,890,698
	Capital One Financial Corp.	39,870	4,744,530
	Charles Schwab Corp.	485	37,549
	Chubb Ltd.	13,747	3,127,305
	Cincinnati Financial Corp.	1,138	128,765
	Citigroup, Inc.	88,600	4,626,692
	Citizens Financial Group, Inc.	23,897	1,035,218
	CNA Financial Corp.	3,404	148,278
	Comerica, Inc.	6,254	458,481
	Discover Financial Services	388	45,291
	East West Bancorp, Inc.	3,233	253,855
	Everest Re Group Ltd.	1,981	692,736
	F&G Annuities & Life, Inc.	389	8,348
	Fidelity National Financial, Inc.	5,733	252,424
	Fifth Third Bancorp	73,951	2,683,682
	First Citizens BancShares, Inc., Class A	100	77,768
	First Horizon Corp.	31,098	769,053
	First Republic Bank	643	90,586
#	Franklin Resources, Inc.	10,235	319,332
	Globe Life, Inc.	4,255	514,217
	Goldman Sachs Group, Inc.	19,868	7,267,913
	Hartford Financial Services Group, Inc.	50,871	3,948,098
	Huntington Bancshares, Inc.	83,577	1,267,863
	Jefferies Financial Group, Inc.	1,212	47,607
	JPMorgan Chase & Co.	165,398	23,149,104
	KeyCorp	70,335	1,349,729
	Lincoln National Corp.	10,260	363,512
	Loews Corp.	13,619	837,296
	M&T Bank Corp.	8,288	1,292,928
*	Markel Corp.	361	508,642

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MetLife, Inc.	16,392	$1,196,944
	Morgan Stanley	69,899	6,803,270
	Northern Trust Corp.	11,340	1,099,640
	PacWest Bancorp	1,151	31,837
	PNC Financial Services Group, Inc.	12,915	2,136,528
	Principal Financial Group, Inc.	29,370	2,718,193
	Prosperity Bancshares, Inc.	567	43,013
	Prudential Financial, Inc.	14,037	1,473,043
	Regions Financial Corp.	83,925	1,975,594
	Reinsurance Group of America, Inc.	828	125,666
	RenaissanceRe Holdings Ltd.	250	48,922
	Signature Bank	289	37,267
	State Street Corp.	21,628	1,975,285
	Synchrony Financial	33,225	1,220,354
	Synovus Financial Corp.	1,104	46,313
	Travelers Cos., Inc.	24,511	4,684,542
	Truist Financial Corp.	56,633	2,797,104
	U.S. Bancorp	51,438	2,561,612
	Unum Group	3,525	148,156
	W R Berkley Corp.	1,479	103,737
	Webster Financial Corp.	3,100	163,215
	Wells Fargo & Co.	174,647	8,185,705
	Zions Bancorp NA	11,396	605,811
TOTAL FINANCIALS			136,415,375
HEALTH CARE — (15.6%)
	Baxter International, Inc.	24,054	1,099,027
	Becton Dickinson & Co.	7,782	1,962,776
*	Biogen, Inc.	13,718	3,990,566
*	Bio-Rad Laboratories, Inc., Class A	918	429,128
*	Boston Scientific Corp.	697	32,236
	Bristol-Myers Squibb Co.	79,137	5,749,303
*	Catalent, Inc.	2,832	151,654
*	Centene Corp.	21,435	1,634,204
	Cigna Corp.	21,048	6,665,270
	Cooper Cos., Inc.	200	69,786
	CVS Health Corp.	77,059	6,798,145
	Danaher Corp.	20,944	5,537,175
*	DaVita, Inc.	811	66,818
*	Elanco Animal Health, Inc.	6,840	93,913
	Elevance Health, Inc.	14,109	7,054,359
	Embecta Corp.	1,316	34,729
*	Envista Holdings Corp.	1,720	67,063
*	GE HealthCare Technologies, Inc.	7,421	515,908
	Gilead Sciences, Inc.	55,353	4,646,331
*	Henry Schein, Inc.	11,024	949,718
*	Hologic, Inc.	10,948	890,839
*	Horizon Therapeutics PLC	1,145	125,629
	Humana, Inc.	9,065	4,638,561
*	IQVIA Holdings, Inc.	420	96,352
*	Jazz Pharmaceuticals PLC	6,215	973,642
	Laboratory Corp. of America Holdings	14,026	3,536,235
	McKesson Corp.	3,387	1,282,589
	Medtronic PLC	47,049	3,937,531
	Merck & Co., Inc.	136	14,608
*	Moderna, Inc.	13,788	2,427,515
	PerkinElmer, Inc.	3,314	455,774
	Pfizer, Inc.	393,447	17,374,620
	Quest Diagnostics, Inc.	17,859	2,651,704

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Regeneron Pharmaceuticals, Inc.	4,083	$3,096,833
	STERIS PLC	6,062	1,251,864
*	Syneos Health, Inc.	655	23,528
*	Teladoc Health, Inc.	452	13,289
	Teleflex, Inc.	157	38,217
	Thermo Fisher Scientific, Inc.	14,136	8,062,185
*	United Therapeutics Corp.	2,317	609,765
	UnitedHealth Group, Inc.	131	65,394
	Universal Health Services, Inc., Class B	11,058	1,638,906
*	Vertex Pharmaceuticals, Inc.	1,318	425,846
	Viatris, Inc.	77,958	947,969
	Zimmer Biomet Holdings, Inc.	9,350	1,190,629
*	Zimvie, Inc.	935	9,172
TOTAL HEALTH CARE			103,327,305
INDUSTRIALS — (11.1%)
	AECOM	11,729	1,023,590
	AGCO Corp.	9,374	1,294,831
	AMETEK, Inc.	3,171	459,541
	Arcosa, Inc.	1,576	93,410
*	Builders FirstSource, Inc.	16,700	1,330,990
*	CACI International, Inc., Class A	200	61,618
	Carlisle Cos., Inc.	4,496	1,127,867
	Carrier Global Corp.	45,693	2,080,402
	CSX Corp.	9,384	290,153
	Cummins, Inc.	14,520	3,623,321
	Deere & Co.	199	84,145
	Dover Corp.	8,834	1,341,266
	Eaton Corp. PLC	22,399	3,633,342
	Emerson Electric Co.	3,029	273,276
	FedEx Corp.	18,335	3,554,423
	Fortive Corp.	7,159	487,027
	Fortune Brands Innovations, Inc.	12,304	793,731
	General Dynamics Corp.	10,360	2,414,502
	General Electric Co.	22,264	1,791,807
*	GXO Logistics, Inc.	5,907	309,113
	Howmet Aerospace, Inc.	44,451	1,808,711
	Hubbell, Inc.	2,329	533,131
	Huntington Ingalls Industries, Inc.	1,502	331,251
	Ingersoll Rand, Inc.	18,883	1,057,448
	ITT, Inc.	400	36,636
	Jacobs Solutions, Inc.	7,558	933,791
*	JetBlue Airways Corp.	3,982	31,856
	Johnson Controls International PLC	36,356	2,529,287
	Knight-Swift Transportation Holdings, Inc.	947	55,968
	L3Harris Technologies, Inc.	5,401	1,160,243
	Leidos Holdings, Inc.	16,426	1,623,546
*	MasTec, Inc.	425	41,748
	Masterbrand, Inc.	12,304	113,197
*	Middleby Corp.	1,625	252,606
	Norfolk Southern Corp.	17,447	4,288,647
	Northrop Grumman Corp.	790	353,952
	Oshkosh Corp.	522	52,607
	Otis Worldwide Corp.	2,174	178,768
	Owens Corning	8,674	838,342
	PACCAR, Inc.	33,077	3,615,647
	Parker-Hannifin Corp.	9,126	2,975,076
	Pentair PLC	17,893	990,914
	Quanta Services, Inc.	17,126	2,606,406

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Raytheon Technologies Corp.	41,386	$4,132,392
	Republic Services, Inc.	37,656	4,700,222
*	RXO, Inc.	1,886	34,552
	Sensata Technologies Holding PLC	15,621	794,328
	Snap-on, Inc.	6,398	1,591,375
	Southwest Airlines Co.	36,377	1,301,205
	Stanley Black & Decker, Inc.	16,246	1,450,930
*	Sunrun, Inc.	2,269	59,629
	Textron, Inc.	28,054	2,043,734
	Trane Technologies PLC	412	73,797
#	U-Haul Holding Co.	2,175	145,790
	U-Haul Holding Co.	19,575	1,209,539
*	United Airlines Holdings, Inc.	3,239	158,582
*	United Rentals, Inc.	6,074	2,678,330
	Westinghouse Air Brake Technologies Corp.	6,704	695,942
*	XPO, Inc.	1,886	75,176
TOTAL INDUSTRIALS			73,623,656
INFORMATION TECHNOLOGY — (7.9%)
*	Advanced Micro Devices, Inc.	11,200	841,680
*	Akamai Technologies, Inc.	7,158	636,704
	Amdocs Ltd.	15,020	1,380,789
	Analog Devices, Inc.	16,507	2,830,455
*	Arrow Electronics, Inc.	4,165	489,346
	Avnet, Inc.	1,297	59,506
	Broadcom, Inc.	152	88,922
*	Ciena Corp.	1,583	82,348
	Cisco Systems, Inc.	1,642	79,916
	Cognizant Technology Solutions Corp., Class A	49,120	3,278,760
*	Coherent Corp.	781	33,895
	Concentrix Corp.	2,352	333,537
	Corning, Inc.	91,089	3,152,590
*	DXC Technology Co.	2,899	83,288
	Fidelity National Information Services, Inc.	15,924	1,194,937
*	First Solar, Inc.	1,244	220,934
*	Fiserv, Inc.	14,437	1,540,139
*	Flex Ltd.	51,876	1,211,305
	Global Payments, Inc.	5,589	629,992
	Hewlett Packard Enterprise Co.	162,089	2,614,496
	HP, Inc.	106,724	3,109,937
	Intel Corp.	240,158	6,786,865
	International Business Machines Corp.	860	115,868
*	IPG Photonics Corp.	430	48,203
	Jabil, Inc.	5,601	440,407
	Juniper Networks, Inc.	20,534	663,248
*	Kyndryl Holdings, Inc.	1,573	21,062
	Marvell Technology, Inc.	21,410	923,842
	Microchip Technology, Inc.	104	8,072
	Micron Technology, Inc.	83,365	5,026,909
#	MKS Instruments, Inc.	200	20,464
*	ON Semiconductor Corp.	20,665	1,517,844
*	PayPal Holdings, Inc.	12,590	1,025,959
*	Qorvo, Inc.	11,900	1,293,054
	Roper Technologies, Inc.	1,058	451,502
*	Salesforce, Inc.	14,882	2,499,730
	Skyworks Solutions, Inc.	9,461	1,037,588
	SS&C Technologies Holdings, Inc.	23,811	1,436,994
	TD SYNNEX Corp.	2,852	291,332
	TE Connectivity Ltd.	20,135	2,560,165

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Teledyne Technologies, Inc.	822	$348,742
	Vontier Corp.	2,863	65,935
*	Western Digital Corp.	32,201	1,415,234
	Xerox Holdings Corp.	3,127	51,220
TOTAL INFORMATION TECHNOLOGY			51,943,715
MATERIALS — (8.3%)
	Air Products & Chemicals, Inc.	6,186	1,982,675
	Albemarle Corp.	6,664	1,875,583
	Amcor PLC	44,542	537,177
*	Arconic Corp.	3,229	75,914
	Celanese Corp.	3,019	371,941
	CF Industries Holdings, Inc.	15,102	1,279,139
*	Cleveland-Cliffs, Inc.	15,656	334,256
	Corteva, Inc.	31,980	2,061,111
	Dow, Inc.	64,992	3,857,275
	DuPont de Nemours, Inc.	17,056	1,261,291
	Eastman Chemical Co.	19,127	1,686,428
	FMC Corp.	801	106,637
	Freeport-McMoRan, Inc.	103,786	4,630,931
	Huntsman Corp.	3,237	102,581
	International Flavors & Fragrances, Inc.	10,181	1,144,955
	International Paper Co.	46,145	1,929,784
	Linde PLC	16,327	5,403,257
	LyondellBasell Industries NV, Class A	28,270	2,733,426
	Martin Marietta Materials, Inc.	4,842	1,741,377
	Mosaic Co.	29,416	1,457,269
	Newmont Corp.	45,787	2,423,506
	Nucor Corp.	41,885	7,079,403
	Packaging Corp. of America	10,295	1,469,096
	PPG Industries, Inc.	870	113,396
	Reliance Steel & Aluminum Co.	8,693	1,977,223
	Royal Gold, Inc.	782	99,337
	Sonoco Products Co.	945	57,749
	Steel Dynamics, Inc.	28,855	3,481,067
	Sylvamo Corp.	1,295	61,551
	Vulcan Materials Co.	9,326	1,709,736
	Westlake Corp.	8,620	1,058,105
	WestRock Co.	17,093	670,729
TOTAL MATERIALS			54,773,905
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	26,199	2,240,277
*	Howard Hughes Corp.	807	68,990
*	Jones Lang LaSalle, Inc.	4,563	843,562
TOTAL REAL ESTATE			3,152,829
UTILITIES — (0.2%)
	NRG Energy, Inc.	18,805	643,507
	Vistra Corp.	31,732	731,740
TOTAL UTILITIES			1,375,247
TOTAL COMMON STOCKS Cost ($432,729,523)			659,184,520

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.180%	657,360	657,360

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	80,766	$934,302
TOTAL INVESTMENTS — (100.0%)
(Cost $434,321,128)^^			$660,776,182
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$57,026,011	—	—	$57,026,011
Consumer Discretionary	37,165,254	$26,058	—	37,191,312
Consumer Staples	36,851,777	—	—	36,851,777
Energy	103,503,388	—	—	103,503,388
Financials	136,415,375	—	—	136,415,375
Health Care	103,327,305	—	—	103,327,305
Industrials	73,623,656	—	—	73,623,656
Information Technology	51,943,715	—	—	51,943,715
Materials	54,773,905	—	—	54,773,905
Real Estate	3,152,829	—	—	3,152,829
Utilities	1,375,247	—	—	1,375,247
Temporary Cash Investments	657,360	—	—	657,360
Securities Lending Collateral	—	934,302	—	934,302
TOTAL	$659,815,822	$960,360	—	$660,776,182

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.3%)
AUSTRALIA — (7.5%)
	Ampol Ltd.	13,302	$288,465
	Ansell Ltd.	8,313	166,140
	Aurizon Holdings Ltd.	179,384	468,867
	Australia & New Zealand Banking Group Ltd.	237,324	4,223,510
	Bank of Queensland Ltd.	26,138	129,249
	Beach Energy Ltd.	176,844	190,034
	Bendigo & Adelaide Bank Ltd.	27,893	198,833
	BlueScope Steel Ltd.	84,388	1,150,755
	Challenger Ltd.	53,101	272,236
	Cleanaway Waste Management Ltd.	149,679	290,026
	Downer EDI Ltd.	40,657	108,800
	Evolution Mining Ltd.	198,273	450,556
	Fortescue Metals Group Ltd.	12,971	204,884
	Harvey Norman Holdings Ltd.	80,981	257,094
	IGO Ltd.	21,431	222,781
	Iluka Resources Ltd.	2,763	21,260
	Incitec Pivot Ltd.	190,619	466,104
	Lendlease Corp. Ltd.	50,973	311,257
	National Australia Bank Ltd.	187,661	4,234,407
	New Hope Corp. Ltd.	28,114	116,516
	Newcrest Mining Ltd.	84,715	1,346,045
	Nine Entertainment Co. Holdings Ltd.	131,575	190,367
	Northern Star Resources Ltd.	97,467	868,482
	Orica Ltd.	34,952	366,771
	Origin Energy Ltd.	92,720	492,303
	OZ Minerals Ltd.	31,497	623,856
	QBE Insurance Group Ltd.	29,628	289,078
	Qube Holdings Ltd.	117,061	254,546
	Rio Tinto Ltd.	20,825	1,868,778
	Santos Ltd.	317,467	1,620,628
	Seven Group Holdings Ltd.	12,728	204,854
	Sonic Healthcare Ltd.	19,726	441,814
	South32 Ltd.	458,998	1,472,892
	Suncorp Group Ltd.	131,383	1,167,913
	TPG Telecom Ltd.	35,131	120,141
	Treasury Wine Estates Ltd.	16,365	168,572
Ω	Viva Energy Group Ltd.	77,731	160,703
	Westpac Banking Corp.	240,631	4,048,826
	Whitehaven Coal Ltd.	90,155	536,074
	Woodside Energy Group Ltd.	115,567	2,992,477
	Worley Ltd.	14,874	163,282
#	Yancoal Australia Ltd.	8,333	34,696
TOTAL AUSTRALIA			33,204,872
AUSTRIA — (0.1%)
	Erste Group Bank AG	8,486	321,994
BELGIUM — (0.6%)
	Ageas SA	12,339	602,404
	KBC Group NV	14,235	1,054,348
	Solvay SA	7,791	907,897
	UCB SA	472	38,753
TOTAL BELGIUM			2,603,402

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (9.4%)
#	Agnico Eagle Mines Ltd.	19,600	$1,107,008
	AltaGas Ltd.	19,080	356,778
	ARC Resources Ltd.	38,559	448,027
	Bank of Montreal	45,366	4,565,591
	Bank of Nova Scotia	94,011	5,088,999
	Barrick Gold Corp.	81,195	1,587,362
	Canadian Imperial Bank of Commerce	65,610	2,994,282
	Cenovus Energy, Inc.	39,975	798,685
	Crescent Point Energy Corp.	5,600	41,776
	Endeavour Mining PLC	23,711	558,671
	Fairfax Financial Holdings Ltd.	3,164	2,094,677
	First Quantum Minerals Ltd.	61,634	1,429,965
	Great-West Lifeco, Inc.	13,688	363,045
	iA Financial Corp., Inc.	12,118	748,000
	IGM Financial, Inc.	3,429	107,028
	Imperial Oil Ltd.	11,990	656,572
	Kinross Gold Corp.	141,588	658,095
	Lundin Mining Corp.	80,820	611,670
#	Magna International, Inc.	31,004	2,013,400
	Manulife Financial Corp.	85,840	1,699,619
*	MEG Energy Corp.	21,912	362,140
	Nutrien Ltd.	38,541	3,190,859
	Onex Corp.	6,795	351,202
	Sun Life Financial, Inc.	8,237	413,745
	Suncor Energy, Inc.	106,276	3,689,655
	Teck Resources Ltd., Class B	64,134	2,777,002
	Tourmaline Oil Corp.	20,928	975,345
	West Fraser Timber Co. Ltd.	10,651	926,094
#	Whitecap Resources, Inc.	79,944	666,325
TOTAL CANADA			41,281,617
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	7,100	59,128
DENMARK — (2.1%)
	AP Moller - Maersk AS, Class A	237	505,035
	AP Moller - Maersk AS, Class B	282	613,432
	Carlsberg AS, Class B	12,155	1,725,543
	Chr Hansen Holding AS	7,541	556,789
	Danske Bank AS	24,821	517,110
*	Demant AS	9,155	259,148
	DSV AS	12,455	2,060,431
*	Genmab AS	1,550	607,440
	Novozymes AS, Class B	2,392	124,471
	Rockwool AS, Class B	615	176,328
	ROCKWOOL AS, Class A	355	101,702
	Tryg AS	11,697	268,424
	Vestas Wind Systems AS	65,872	1,927,520
TOTAL DENMARK			9,443,373
FINLAND — (1.0%)
	Nokia Oyj	189,492	898,479
#	Nokia Oyj, Sponsored ADR	21,645	103,030
	Nordea Bank Abp	161,803	1,893,031
	Stora Enso Oyj, Class R	56,813	812,163
	UPM-Kymmene Oyj	24,434	885,640
TOTAL FINLAND			4,592,343

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (10.1%)
*	Accor SA	14,495	$470,478
	Alstom SA	11,628	345,761
Ω	Amundi SA	2,141	140,171
	Arkema SA	7,145	722,986
	AXA SA	86,609	2,702,116
	BNP Paribas SA	55,714	3,826,542
	Bollore SE	60,491	338,470
	Bouygues SA	27,858	917,752
	Carrefour SA	74,839	1,423,510
	Cie de Saint-Gobain	56,762	3,259,908
	Cie Generale des Etablissements Michelin SCA	80,994	2,561,015
	Credit Agricole SA	32,751	394,362
	Danone SA	2,599	142,527
	Eiffage SA	9,211	983,832
	Electricite de France SA	1,894	24,878
	Engie SA	145,439	2,065,214
*	Faurecia SE	2,392	47,121
	Orange SA	246,390	2,607,484
	Publicis Groupe SA	23,218	1,637,789
*	Renault SA	17,284	702,758
	Rexel SA	18,065	399,641
	Sanofi	23,531	2,304,260
	Societe Generale SA	66,873	1,990,580
	TotalEnergies SE, Sponsored ADR	7,191	446,130
	TotalEnergies SE	214,352	13,251,403
	Vinci SA	3,777	426,761
	Vivendi SE	14,364	154,266
*Ω	Worldline SA	7,358	333,802
TOTAL FRANCE			44,621,517
GERMANY — (6.7%)
	BASF SE	65,381	3,748,647
	Bayer AG	69,545	4,328,824
	Bayerische Motoren Werke AG	29,120	2,966,298
*	Commerzbank AG	144,317	1,649,750
	Continental AG	12,810	899,457
Ω	Covestro AG	23,892	1,100,095
*	Daimler Truck Holding AG	39,415	1,324,487
#	Deutsche Bank AG	95,150	1,271,485
*	Deutsche Lufthansa AG	29,747	315,161
Ω	DWS Group GmbH & Co. KGaA	822	29,566
	E.ON SE	73,888	805,594
	Evonik Industries AG	17,755	394,668
#	Fresenius Medical Care AG & Co. KGaA	9,626	361,501
	Fresenius SE & Co. KGaA	36,425	1,055,628
	HeidelbergCement AG	14,794	1,015,126
	Mercedes-Benz Group AG	86,769	6,456,657
#	RTL Group SA	1,107	53,713
*	Siemens Energy AG	15,000	313,632
*	Talanx AG	4,970	245,870
	Telefonica Deutschland Holding AG	149,446	440,174
	Volkswagen AG	3,115	545,250
TOTAL GERMANY			29,321,583
HONG KONG — (2.1%)
	BOC Hong Kong Holdings Ltd.	232,000	810,814
*	Cathay Pacific Airways Ltd.	175,090	174,497
	CK Asset Holdings Ltd.	206,217	1,318,450

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Hutchison Holdings Ltd.	236,512	$1,505,151
	CK Infrastructure Holdings Ltd.	24,500	136,307
Ω	ESR Group Ltd.	11,400	22,824
	Hang Lung Properties Ltd.	147,000	277,175
	Hang Seng Bank Ltd.	25,100	417,996
	Henderson Land Development Co. Ltd.	74,255	274,298
	HKT Trust & HKT Ltd.	42,000	55,027
	MTR Corp. Ltd.	91,660	490,519
	New World Development Co. Ltd.	137,460	410,854
	Sino Land Co. Ltd.	395,198	513,551
	Sun Hung Kai Properties Ltd.	95,362	1,352,388
	Swire Pacific Ltd., Class A	39,000	357,392
	Swire Pacific Ltd., Class B	92,500	127,917
Ω	WH Group Ltd.	1,070,189	659,091
	Xinyi Glass Holdings Ltd.	76,000	161,814
TOTAL HONG KONG			9,066,065
IRELAND — (0.5%)
	AIB Group PLC	10,678	44,854
	Bank of Ireland Group PLC	31,053	331,765
	CRH PLC	3,847	179,742
	CRH PLC, Sponsored ADR	34,336	1,616,539
TOTAL IRELAND			2,172,900
ISRAEL — (0.6%)
	Bank Hapoalim BM	78,721	708,533
	Bank Leumi Le-Israel BM	15,891	140,435
*	Delek Group Ltd.	995	108,031
	Harel Insurance Investments & Financial Services Ltd.	17,029	164,734
	Israel Discount Bank Ltd., Class A	127,123	650,198
*	Migdal Insurance & Financial Holdings Ltd.	27,124	33,433
	Phoenix Holdings Ltd.	22,639	243,474
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	42,439	447,307
TOTAL ISRAEL			2,496,145
ITALY — (2.3%)
	Eni SpA	87,049	1,339,530
	Intesa Sanpaolo SpA	848,485	2,230,896
	Mediobanca Banca di Credito Finanziario SpA	14,292	153,638
	Stellantis NV	145,096	2,281,053
	Stellantis NV	30,896	485,685
#*	Telecom Italia SpA	922,728	265,661
*	Telecom Italia SpA, Sponsored ADR	17,100	49,419
	Tenaris SA, ADR	3,840	136,128
	UniCredit SpA	161,671	3,157,614
TOTAL ITALY			10,099,624
JAPAN — (18.9%)
	Acom Co. Ltd.	27,300	68,054
	ADEKA Corp.	2,400	40,611
	AEON Financial Service Co. Ltd.	12,200	123,665
	AGC, Inc.	21,000	773,762
	Air Water, Inc.	14,300	174,961
	Aisin Corp.	16,400	478,478
	Alfresa Holdings Corp.	12,800	160,218
	Alps Alpine Co. Ltd.	21,900	224,387
	Amada Co. Ltd.	24,400	219,179

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Aozora Bank Ltd.	6,400	$127,963
	Asahi Group Holdings Ltd.	15,500	511,845
	Asahi Kasei Corp.	127,800	968,421
	Bank of Kyoto Ltd.	2,500	116,320
	Bridgestone Corp.	20,700	772,797
	Brother Industries Ltd.	21,500	333,944
	Canon Marketing Japan, Inc.	6,700	159,027
	Canon, Inc.	29,300	650,236
	Chiba Bank Ltd.	30,300	229,262
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	98,971
	COMSYS Holdings Corp.	5,600	106,805
	Concordia Financial Group Ltd.	57,500	252,676
	Cosmo Energy Holdings Co. Ltd.	6,800	190,699
	Credit Saison Co. Ltd.	15,000	196,522
	Dai Nippon Printing Co. Ltd.	14,500	342,340
	Daicel Corp.	28,800	212,495
	Dai-ichi Life Holdings, Inc.	58,800	1,379,611
	Daiwa House Industry Co. Ltd.	30,800	739,662
	Daiwa Securities Group, Inc.	116,000	547,415
	Denka Co. Ltd.	7,400	153,510
	Dentsu Group, Inc.	1,300	41,872
	DIC Corp.	8,000	148,736
	Dowa Holdings Co. Ltd.	4,900	171,074
	ENEOS Holdings, Inc.	321,427	1,150,772
	EXEO Group, Inc.	1,900	34,549
	Fuji Media Holdings, Inc.	1,800	15,203
	FUJIFILM Holdings Corp.	1,000	52,921
	Fujikura Ltd.	7,300	55,490
	Fukuoka Financial Group, Inc.	9,200	212,259
	Hachijuni Bank Ltd.	6,100	26,495
	Hankyu Hanshin Holdings, Inc.	17,500	520,143
	Haseko Corp.	19,800	229,070
*	Hino Motors Ltd.	25,600	109,505
	Hitachi Construction Machinery Co. Ltd.	10,100	238,192
	Hitachi Ltd.	6,100	319,899
	Honda Motor Co. Ltd.	108,400	2,681,438
	House Foods Group, Inc.	1,700	36,270
	Idemitsu Kosan Co. Ltd.	20,400	510,016
	Iida Group Holdings Co. Ltd.	14,400	240,055
	INFRONEER Holdings, Inc.	14,300	114,149
	Inpex Corp.	102,100	1,121,940
	Isetan Mitsukoshi Holdings Ltd.	13,100	142,538
	Isuzu Motors Ltd.	57,600	728,372
	ITOCHU Corp.	24,400	788,652
	Iwatani Corp.	4,600	198,265
	J Front Retailing Co. Ltd.	19,100	177,888
	Japan Post Bank Co. Ltd.	7,500	66,637
	Japan Post Holdings Co. Ltd.	41,800	366,981
	Japan Post Insurance Co. Ltd.	10,000	178,400
	JFE Holdings, Inc.	51,900	684,335
	JGC Holdings Corp.	6,800	88,822
	JTEKT Corp.	21,300	157,903
	Kajima Corp.	40,900	502,304
	Kamigumi Co. Ltd.	6,400	130,922
	Kaneka Corp.	7,200	189,031
	Kawasaki Heavy Industries Ltd.	15,400	352,392
	Kewpie Corp.	2,900	50,490
	Kinden Corp.	7,000	80,231
	Kobe Steel Ltd.	21,500	115,832

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Koito Manufacturing Co. Ltd.	4,800	$80,967
	Komatsu Ltd.	46,600	1,145,170
	Konica Minolta, Inc.	28,900	121,114
	K's Holdings Corp.	13,800	122,005
	Kuraray Co. Ltd.	35,100	290,524
	Kyocera Corp.	6,800	352,862
	Lixil Corp.	23,100	398,793
	Mabuchi Motor Co. Ltd.	2,700	77,329
	Makita Corp.	14,200	378,243
	Marubeni Corp.	95,900	1,176,556
	Mazda Motor Corp.	53,400	425,063
	Mebuki Financial Group, Inc.	38,440	100,129
	Medipal Holdings Corp.	8,800	117,489
	Mitsubishi Chemical Group Corp.	132,000	740,711
	Mitsubishi Corp.	70,900	2,374,154
	Mitsubishi Electric Corp.	89,800	989,663
	Mitsubishi Estate Co. Ltd.	20,000	257,062
	Mitsubishi Gas Chemical Co., Inc.	16,700	244,029
	Mitsubishi HC Capital, Inc.	76,800	391,998
	Mitsubishi Heavy Industries Ltd.	24,200	948,881
	Mitsubishi Logistics Corp.	2,599	60,690
	Mitsubishi Materials Corp.	11,500	197,533
*	Mitsubishi Motors Corp.	44,600	171,839
	Mitsubishi UFJ Financial Group, Inc.	398,200	2,916,768
	Mitsui & Co. Ltd.	35,300	1,041,446
	Mitsui Chemicals, Inc.	19,900	468,417
	Mitsui Fudosan Co. Ltd.	34,100	639,158
#	Mitsui OSK Lines Ltd.	26,400	655,214
	Mizuho Financial Group, Inc.	73,620	1,149,978
	MS&AD Insurance Group Holdings, Inc.	14,650	469,880
	NEC Corp.	24,900	899,577
	NGK Insulators Ltd.	19,900	275,442
	NGK Spark Plug Co. Ltd.	14,700	287,254
	NH Foods Ltd.	8,400	252,186
	Nikon Corp.	21,300	210,304
	Nippon Electric Glass Co. Ltd.	5,400	100,280
	Nippon Express Holdings, Inc.	7,600	441,049
	Nippon Steel Corp.	43,918	914,141
#	Nippon Yusen KK	32,100	763,622
	Nissan Motor Co. Ltd.	143,300	514,868
	Nisshin Seifun Group, Inc.	6,400	80,163
	Nomura Holdings, Inc.	111,100	443,381
	Nomura Real Estate Holdings, Inc.	12,900	284,322
	NSK Ltd.	35,700	200,790
	Obayashi Corp.	70,100	543,746
	Oji Holdings Corp.	93,000	384,346
	ORIX Corp.	67,200	1,181,576
	Otsuka Holdings Co. Ltd.	6,500	208,523
	PALTAC Corp.	1,700	61,552
	Panasonic Holdings Corp.	124,900	1,158,244
	Resona Holdings, Inc.	101,400	561,120
	Resonac Holdings Corp.	16,300	278,577
	Ricoh Co. Ltd.	56,700	440,140
	Rinnai Corp.	1,000	78,930
	Rohm Co. Ltd.	2,300	184,302
	Sankyo Co. Ltd.	1,700	68,666
	Sankyu, Inc.	1,000	39,292
	SBI Holdings, Inc.	25,400	538,462
	SBI Shinsei Bank Ltd.	3,200	59,022

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko Epson Corp.	25,400	$393,903
	Seino Holdings Co. Ltd.	7,900	78,897
	Sekisui Chemical Co. Ltd.	15,400	215,728
#	Sekisui House Ltd.	61,600	1,164,194
	Sharp Corp.	2,600	21,611
	Shimamura Co. Ltd.	1,900	178,430
	Shimizu Corp.	58,900	330,175
	Shizuoka Financial Group, Inc.	13,000	110,131
	SoftBank Group Corp.	21,620	1,023,535
	Sohgo Security Services Co. Ltd.	4,200	115,634
	Sojitz Corp.	23,694	469,765
	Sompo Holdings, Inc.	17,097	736,007
	Stanley Electric Co. Ltd.	10,300	221,669
	Subaru Corp.	56,100	921,815
	Sumitomo Chemical Co. Ltd.	192,000	737,017
	Sumitomo Corp.	53,200	954,936
	Sumitomo Electric Industries Ltd.	71,600	860,357
	Sumitomo Forestry Co. Ltd.	14,700	274,853
	Sumitomo Heavy Industries Ltd.	12,100	269,071
	Sumitomo Metal Mining Co. Ltd.	23,100	937,935
	Sumitomo Mitsui Financial Group, Inc.	46,096	2,003,381
	Sumitomo Mitsui Trust Holdings, Inc.	17,903	652,182
	Sumitomo Pharma Co. Ltd.	11,400	80,152
	Sumitomo Realty & Development Co. Ltd.	24,000	585,051
	Sumitomo Rubber Industries Ltd.	17,500	155,361
	Suzuken Co. Ltd.	5,100	134,324
	Suzuki Motor Corp.	18,400	689,856
	T&D Holdings, Inc.	2,300	36,814
	Taiheiyo Cement Corp.	12,600	217,141
	Taisei Corp.	14,700	507,473
	Taisho Pharmaceutical Holdings Co. Ltd.	1,300	54,685
	Takashimaya Co. Ltd.	7,300	101,990
	Takeda Pharmaceutical Co. Ltd.	97,467	3,064,106
	TDK Corp.	13,400	478,732
	Teijin Ltd.	18,500	189,964
	THK Co. Ltd.	4,400	93,378
	Toda Corp.	9,700	52,908
	Tokai Carbon Co. Ltd.	13,400	115,610
	Tokyo Century Corp.	3,000	105,483
	Tokyo Tatemono Co. Ltd.	17,400	215,717
	Tokyu Fudosan Holdings Corp.	70,500	357,733
	Toppan, Inc.	12,200	196,569
	Toray Industries, Inc.	123,300	757,561
	Tosoh Corp.	26,000	340,169
	Toyo Seikan Group Holdings Ltd.	11,800	153,174
	Toyo Tire Corp.	8,600	102,886
	Toyoda Gosei Co. Ltd.	6,400	106,266
	Toyota Boshoku Corp.	5,200	77,126
	Toyota Industries Corp.	5,900	359,148
	Toyota Motor Corp.	381,050	5,595,991
	Toyota Tsusho Corp.	19,900	842,609
	Tsumura & Co.	2,200	47,041
	Yamada Holdings Co. Ltd.	53,500	194,257
	Yamaha Motor Co. Ltd.	31,200	768,477
	Yamato Kogyo Co. Ltd.	1,000	37,902
	Yamazaki Baking Co. Ltd.	8,800	102,958
	Yokohama Rubber Co. Ltd.	11,900	195,503
	Z Holdings Corp.	63,200	183,894

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	13,700	$134,760
TOTAL JAPAN			83,445,416
NETHERLANDS — (3.8%)
Ω	ABN AMRO Bank NV, CVA	22,292	369,992
	Aegon NV	109,392	603,383
	Akzo Nobel NV	14,862	1,106,995
#	ArcelorMittal SA	53,708	1,663,001
	ASR Nederland NV	14,188	671,539
	Coca-Cola Europacific Partners PLC	8,890	497,726
	Heineken NV	6,042	603,831
#	ING Groep NV, Sponsored ADR	18,092	261,068
	ING Groep NV	146,876	2,126,803
	JDE Peet's NV	8,580	257,168
	Koninklijke Ahold Delhaize NV	133,198	3,975,571
	Koninklijke DSM NV	12,009	1,544,381
	Koninklijke KPN NV	190,617	651,690
	Koninklijke Philips NV	32,201	555,829
	NN Group NV	18,568	806,744
	OCI NV	815	27,743
	Randstad NV	11,237	720,273
	Stellantis NV	10,010	157,357
TOTAL NETHERLANDS			16,601,094
NEW ZEALAND — (0.3%)
*	Auckland International Airport Ltd.	53,001	291,693
	Chorus Ltd.	24,155	130,718
	EBOS Group Ltd.	11,007	306,840
	Fletcher Building Ltd.	58,153	191,495
#	Fonterra Co-operative Group Ltd.	4,389	9,177
#	Port of Tauranga Ltd.	8,657	35,180
	Ryman Healthcare Ltd.	14,206	63,446
	Summerset Group Holdings Ltd.	14,291	90,504
TOTAL NEW ZEALAND			1,119,053
NORWAY — (0.9%)
	Aker ASA, Class A	1,464	105,858
	Austevoll Seafood ASA	5,842	57,875
	DNB Bank ASA	64,001	1,196,791
Ω	Elkem ASA	34,852	123,452
	Frontline PLC	2,120	29,212
#	Golden Ocean Group Ltd.	17,681	169,148
	Hafnia Ltd.	9,197	48,362
	Norsk Hydro ASA	111,226	901,803
	Schibsted ASA, Class B	2,496	52,179
	SpareBank 1 SR-Bank ASA	10,821	125,462
	Storebrand ASA	27,367	238,245
	Subsea 7 SA	23,150	288,497
	TGS ASA	5,678	94,011
	Wallenius Wilhelmsen ASA	18,082	171,600
	Yara International ASA	9,961	442,580
TOTAL NORWAY			4,045,075
PORTUGAL — (0.1%)
*††	Banco Espirito Santo SA	40,541	0
	EDP Renovaveis SA	12,688	275,978

VA International Value Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Galp Energia SGPS SA	17,816	$243,866
TOTAL PORTUGAL			519,844
SINGAPORE — (1.0%)
	City Developments Ltd.	40,600	257,681
	Hongkong Land Holdings Ltd.	54,500	266,438
	Keppel Corp. Ltd.	182,400	1,053,115
	Oversea-Chinese Banking Corp. Ltd.	115,000	1,136,240
	Singapore Airlines Ltd.	167,500	757,413
	Singapore Land Group Ltd.	13,400	22,996
	UOL Group Ltd.	40,699	217,152
	Wilmar International Ltd.	242,000	752,383
TOTAL SINGAPORE			4,463,418
SPAIN — (2.3%)
	Banco Bilbao Vizcaya Argentaria SA	239,554	1,692,155
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	85,827	605,939
	Banco Santander SA	1,370,586	4,790,114
	CaixaBank SA	146,220	648,772
	Repsol SA	148,446	2,438,498
TOTAL SPAIN			10,175,478
SWEDEN — (2.6%)
	AFRY AB	4,206	75,929
	Billerud AB	22,231	258,263
	Boliden AB	30,789	1,381,717
Ω	Dometic Group AB	16,857	106,234
#	Electrolux AB, Class B	21,015	297,653
	Essity AB, Class B	2,086	54,495
	Getinge AB, Class B	5,191	116,941
	Holmen AB, Class B	5,250	216,539
	Husqvarna AB, Class B	34,078	289,932
	Loomis AB	6,029	179,287
*	Millicom International Cellular SA, SDR	16,575	283,985
*	Pandox AB	2,525	34,764
	Peab AB, Class B	22,986	143,443
	Saab AB, Class B	5,367	219,717
	Securitas AB, Class B	23,137	211,786
	Skandinaviska Enskilda Banken AB, Class A	64,380	779,372
	Skanska AB, Class B	34,698	612,423
	SKF AB, Class B	40,116	709,985
	SSAB AB, Class A	21,492	153,617
	SSAB AB, Class B	67,045	456,889
	Svenska Cellulosa AB SCA, Class A	318	4,428
	Svenska Cellulosa AB SCA, Class B	19,810	275,088
	Svenska Handelsbanken AB, Class A	44,022	459,062
	Swedbank AB, Class A	35,798	688,625
	Telefonaktiebolaget LM Ericsson, Class B	82,189	476,734
	Telia Co. AB	175,120	452,272
	Trelleborg AB, Class B	24,931	623,387
	Volvo AB, Class A	9,778	203,125
	Volvo AB, Class B	80,280	1,593,036
TOTAL SWEDEN			11,358,728
SWITZERLAND — (9.1%)
	ABB Ltd.	30,951	1,077,579
#	Alcon, Inc.	19,790	1,489,320

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Baloise Holding AG	3,212	$528,287
	Barry Callebaut AG	25	52,233
	Cie Financiere Richemont SA, Class A	33,393	5,147,772
	Credit Suisse Group AG	65,431	225,402
	Credit Suisse Group AG, Sponsored ADR	77,716	272,783
	Holcim AG	48,967	2,924,992
	Julius Baer Group Ltd.	23,009	1,475,897
	Novartis AG, Sponsored ADR	97,903	8,871,970
	Novartis AG	14,430	1,304,602
	SIG Group AG	27,078	671,154
	Swatch Group AG	4,081	673,279
	Swiss Life Holding AG	2,592	1,534,069
	Swiss Prime Site AG	2,133	190,068
	Swiss Re AG	13,170	1,379,043
	Swisscom AG	3,536	2,089,265
#*	UBS Group AG	216,179	4,622,075
	Zurich Insurance Group AG	11,732	5,801,808
TOTAL SWITZERLAND			40,331,598
UNITED KINGDOM — (14.3%)
	3i Group PLC	83,128	1,621,805
	abrdn PLC	102,372	269,630
	Airtel Africa PLC	45,493	65,676
	Anglo American PLC	52,764	2,275,731
	Associated British Foods PLC	19,761	453,618
	Aviva PLC	337,052	1,900,922
	Barclays PLC, Sponsored ADR	231,313	2,146,585
	Barratt Developments PLC	45,863	260,673
	Bellway PLC	7,263	189,968
	Berkeley Group Holdings PLC	1,260	64,522
	BP PLC, Sponsored ADR	3,578	129,627
	BP PLC	704,505	4,255,385
	British American Tobacco PLC, Sponsored ADR	14,611	562,377
	British American Tobacco PLC	106,755	4,092,324
	BT Group PLC	861,090	1,326,676
	DS Smith PLC	99,036	433,570
	Glencore PLC	795,673	5,328,527
*	Haleon PLC	47,282	189,477
#	HSBC Holdings PLC, Sponsored ADR	151,414	5,593,233
	Informa PLC	8,957	74,081
	Investec PLC	36,739	234,962
	J Sainsbury PLC	209,983	680,992
	Johnson Matthey PLC	2,416	67,485
*Ω	Just Eat Takeaway.com NV	2,870	73,626
	Kingfisher PLC	188,068	648,819
	Lloyds Banking Group PLC	3,121,380	2,031,380
	Lloyds Banking Group PLC, ADR	608,371	1,575,681
	M&G PLC	150,453	375,729
	Melrose Industries PLC	151,436	267,007
	NatWest Group PLC	159,979	610,329
#	NatWest Group PLC, Sponsored ADR	84,893	656,228
	Pearson PLC	12,532	142,917
	Pearson PLC, Sponsored ADR	23,439	264,861
	Shell PLC	36,847	1,081,745
	Shell PLC, ADR	288,336	16,957,040
	Standard Chartered PLC	146,778	1,232,878
	Taylor Wimpey PLC	262,338	380,632
	Tesco PLC	404,788	1,230,305
	Vodafone Group PLC	2,031,496	2,343,966

VA International Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Vodafone Group PLC, Sponsored ADR	63,098	$730,673
Whitbread PLC	1,622	61,088
TOTAL UNITED KINGDOM		62,882,750
TOTAL COMMON STOCKS		424,227,017
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Bayerische Motoren Werke AG	5,480	519,169
Porsche Automobil Holding SE	7,818	467,490
Volkswagen AG	18,370	2,547,748
TOTAL GERMANY		3,534,407
TOTAL INVESTMENT SECURITIES (Cost $391,070,036)		427,761,424

			Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	1,122,161	12,981,155
TOTAL INVESTMENTS — (100.0%)
(Cost $404,051,405)^^			$440,742,579
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$33,204,872	—	$33,204,872
Austria	—	321,994	—	321,994
Belgium	—	2,603,402	—	2,603,402
Canada	$41,281,617	—	—	41,281,617
China	—	59,128	—	59,128
Denmark	—	9,443,373	—	9,443,373
Finland	103,030	4,489,313	—	4,592,343
France	446,130	44,175,387	—	44,621,517
Germany	640,206	28,681,377	—	29,321,583
Hong Kong	—	9,066,065	—	9,066,065
Ireland	1,616,539	556,361	—	2,172,900
Israel	447,307	2,048,838	—	2,496,145
Italy	671,232	9,428,392	—	10,099,624
Japan	—	83,445,416	—	83,445,416
Netherlands	1,613,399	14,987,695	—	16,601,094
New Zealand	—	1,119,053	—	1,119,053
Norway	29,212	4,015,863	—	4,045,075
Portugal	—	519,844	—	519,844
Singapore	—	4,463,418	—	4,463,418
Spain	605,939	9,569,539	—	10,175,478
Sweden	—	11,358,728	—	11,358,728
Switzerland	11,784,588	28,547,010	—	40,331,598
United Kingdom	28,616,305	34,266,445	—	62,882,750
Preferred Stocks
Germany	—	3,534,407	—	3,534,407
Securities Lending Collateral	—	12,981,155	—	12,981,155
TOTAL	$87,855,504	$352,887,075	—	$440,742,579

VA International Value Portfolio
CONTINUED

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.2%)
*	A2B Australia Ltd.	9,538	$7,644
	Accent Group Ltd.	47,571	73,976
#	Adairs Ltd.	20,050	41,046
	Adbri Ltd.	52,021	68,404
*	Ainsworth Game Technology Ltd.	11,272	8,322
#*	Alcidion Group Ltd.	58,601	6,044
*	Alkane Resources Ltd.	69,913	33,246
*	Alliance Aviation Services Ltd.	13,267	31,528
#*	AMA Group Ltd.	91,149	13,225
*	AMP Ltd.	194,761	184,751
	Ansell Ltd.	14,979	299,364
#	Appen Ltd.	8,346	15,258
#*	Arafura Rare Earths Ltd.	294,002	115,248
	Arafura Resources Ltd.	55,195	21,428
	ARB Corp. Ltd.	10,020	227,674
#*	Archer Materials Ltd.	10,038	4,427
	Ardent Leisure Group Ltd.	72,872	35,866
*	Aroa Biosurgery Ltd.	37,311	31,554
	AUB Group Ltd.	14,070	235,686
*	Audinate Group Ltd.	9,329	50,234
#*	Aurelia Metals Ltd.	145,235	15,016
*	Aussie Broadband Ltd.	19,735	42,096
	Austal Ltd.	44,617	52,359
*	Australian Agricultural Co. Ltd.	38,789	47,442
#	Australian Clinical Labs Ltd.	4,560	10,011
	Australian Ethical Investment Ltd.	7,530	23,554
#	Australian Finance Group Ltd.	24,189	28,994
#*	Australian Strategic Materials Ltd.	13,181	16,844
	Australian Vintage Ltd.	35,719	15,434
	Auswide Bank Ltd.	4,561	18,820
	AVJennings Ltd.	30,044	9,125
#*††	AVZ Minerals Ltd.	217,167	45,540
	Baby Bunting Group Ltd.	18,263	34,927
	Bapcor Ltd.	44,195	199,868
	Base Resources Ltd.	50,358	7,639
	Beach Energy Ltd.	138,962	149,327
	Beacon Lighting Group Ltd.	7,593	12,702
	Bega Cheese Ltd.	40,749	112,157
#	Bell Financial Group Ltd.	16,281	11,859
*	Bellevue Gold Ltd.	140,181	118,939
#*	Betmakers Technology Group Ltd.	25,815	4,159
#*	Bigtincan Holdings Ltd.	34,867	13,647
	Blackmores Ltd.	2,100	130,434
*††	Blue Sky Alternative Investments Ltd.	3,762	0
	Boral Ltd.	47,118	115,123
*	Boss Energy Ltd.	48,844	89,819
	Bravura Solutions Ltd.	28,416	17,407
#	Breville Group Ltd.	13,186	212,596
	Brickworks Ltd.	9,062	152,628
#*	Bubs Australia Ltd.	67,202	15,028
#*	BWX Ltd.	22,565	3,447
*	Byron Energy Ltd.	58,539	4,781
*	Calidus Resources Ltd.	34,215	6,666
*	Calix Ltd.	3,976	15,722
	Capitol Health Ltd.	65,386	13,378

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Capral Ltd.	1,923	$11,220
*	Capricorn Metals Ltd.	32,506	104,795
#*	Carnarvon Energy Ltd.	150,007	15,940
	Cedar Woods Properties Ltd.	9,351	30,413
	Challenger Ltd.	2,825	14,483
	Champion Iron Ltd.	37,770	192,192
#*	City Chic Collective Ltd.	25,276	11,644
	ClearView Wealth Ltd.	24,888	8,783
#	Clinuvel Pharmaceuticals Ltd.	6,591	118,151
#	Clover Corp. Ltd.	25,399	22,279
#*	Cobalt Blue Holdings Ltd.	39,534	15,495
#	Codan Ltd.	14,939	56,410
#*	Cogstate Ltd.	9,666	13,611
*††	Collection House Ltd.	19,602	1,065
	Collins Foods Ltd.	15,075	86,015
*	Cooper Energy Ltd.	400,748	50,998
#*	Core Lithium Ltd.	191,884	160,015
#	Corporate Travel Management Ltd.	13,173	172,635
	Costa Group Holdings Ltd.	61,282	127,496
	Credit Corp. Group Ltd.	8,086	124,866
	CSR Ltd.	62,643	234,441
	Data#3 Ltd.	22,744	118,180
*	De Grey Mining Ltd.	168,465	178,521
#*	Deep Yellow Ltd.	128,058	73,280
	Dicker Data Ltd.	5,506	41,562
	Domain Holdings Australia Ltd.	30,769	70,395
	Downer EDI Ltd.	80,327	214,959
	Eagers Automotive Ltd.	22,053	179,366
#*	Eclipx Group Ltd.	44,716	64,589
#*	Ecograf Ltd.	45,072	6,918
	Elanor Investor Group	2,855	3,430
	Elders Ltd.	19,673	135,441
#*	Electro Optic Systems Holdings Ltd.	4,620	2,039
#*	Elixir Energy Ltd.	28,233	2,809
*	Elmo Software Ltd.	2,899	9,950
#	Emeco Holdings Ltd.	55,197	29,586
*	Emerald Resources NL	39,537	38,523
#*	EML Payments Ltd.	30,737	14,625
	Enero Group Ltd.	7,597	16,375
#*	EnviroSuite Ltd.	65,036	5,767
	EQT Holdings Ltd.	3,324	58,121
	Estia Health Ltd.	28,335	40,510
	Euroz Hartleys Group Ltd.	13,865	11,505
	EVT Ltd.	13,817	138,078
*	Experience Co. Ltd.	24,597	4,900
	Fleetwood Ltd.	9,756	9,934
#*	Flight Centre Travel Group Ltd.	17,252	192,767
#*	Frontier Digital Ventures Ltd.	16,646	10,500
	G8 Education Ltd.	111,168	98,878
#*	Galan Lithium Ltd.	22,234	18,545
*	Gascoyne Resources Ltd.	1,676	231
#*	Genetic Signatures Ltd.	11,777	7,326
	Gold Road Resources Ltd.	135,959	159,046
	GR Engineering Services Ltd.	12,539	18,746
	GrainCorp Ltd., Class A	31,517	169,228
	Grange Resources Ltd.	76,730	55,368
	GUD Holdings Ltd.	18,892	112,229
	GWA Group Ltd.	32,736	50,342
	Hansen Technologies Ltd.	27,695	104,645

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Hastings Technology Metals Ltd.	3,929	$9,612
	Healius Ltd.	67,921	154,951
	Healthia Ltd.	12,410	12,296
	Helia Group Ltd.	52,596	104,276
#	Helloworld Travel Ltd.	7,031	8,932
#*	Highfield Resources Ltd.	24,514	11,492
#	HT&E Ltd.	38,557	30,565
	HUB24 Ltd.	9,847	183,643
#	Humm Group Ltd.	48,448	20,433
	Iluka Resources Ltd.	8,380	64,481
	Imdex Ltd.	74,126	131,623
#*	Immutep Ltd.	74,141	15,522
	Infomedia Ltd.	62,093	48,603
#	Inghams Group Ltd.	48,859	100,446
	Insignia Financial Ltd.	79,979	198,551
	Integral Diagnostics Ltd.	26,575	60,202
#*	Integrated Research Ltd.	11,699	5,097
	InvoCare Ltd.	18,491	151,117
*	ioneer Ltd.	191,542	58,943
	IPH Ltd.	26,853	162,422
	IRESS Ltd.	21,850	154,194
	IVE Group Ltd.	19,754	33,860
#*	Jervois Global Ltd.	69,646	12,120
#	Johns Lyng Group Ltd.	20,878	87,017
	Jumbo Interactive Ltd.	3,461	38,336
	Jupiter Mines Ltd.	181,844	29,538
*	Karoon Energy Ltd.	79,446	131,420
	Kelsian Group Ltd.	11,766	48,798
#*	Kogan.com Ltd.	7,740	24,761
#*	Lark Distilling Co. Ltd.	2,994	4,345
	Lifestyle Communities Ltd.	12,582	175,409
	Link Administration Holdings Ltd.	75,202	102,497
	Lovisa Holdings Ltd.	6,999	131,467
	Lycopodium Ltd.	4,742	23,480
	MA Financial Group Ltd.	10,549	37,363
#	Maas Group Holdings Ltd.	4,565	9,068
	Macmahon Holdings Ltd.	161,782	17,727
*	Macquarie Telecom Group Ltd.	1,114	44,072
	Mader Group Ltd.	4,057	12,402
	Magellan Financial Group Ltd.	1,341	8,525
#	Mayne Pharma Group Ltd.	8,428	18,047
	McMillan Shakespeare Ltd.	9,141	91,518
	McPherson's Ltd.	7,753	3,915
#*	Medical Developments International Ltd.	6,581	7,164
#*	Mesoblast Ltd.	33,158	22,372
#*	Metals X Ltd.	120,257	35,019
	Metcash Ltd.	27,745	82,220
	Michael Hill International Ltd.	13,468	9,997
*	Mincor Resources NL	49,060	53,054
*	MMA Offshore Ltd.	42,290	28,284
	Monadelphous Group Ltd.	13,437	132,438
	Monash IVF Group Ltd.	45,202	33,299
*	Mount Gibson Iron Ltd.	102,706	43,658
	Myer Holdings Ltd.	91,183	63,133
	MyState Ltd.	13,855	39,068
*	Nanosonics Ltd.	30,761	106,162
#	Navigator Global Investments Ltd.	17,539	15,412
#*	Neometals Ltd.	38,972	23,536
	Netwealth Group Ltd.	14,794	141,095

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	New Hope Corp. Ltd.	59,680	$247,338
	Newcrest Mining Ltd.	5,875	93,261
	nib holdings Ltd.	61,897	345,054
	Nick Scali Ltd.	8,501	72,305
#	Nickel Industries Ltd.	123,336	96,433
	Nine Entertainment Co. Holdings Ltd.	175,251	253,558
*	Novonix Ltd.	26,095	34,150
	NRW Holdings Ltd.	72,942	157,461
	Nufarm Ltd.	50,398	212,066
	Objective Corp. Ltd.	2,833	27,933
*	OFX Group Ltd.	28,697	40,020
#	OM Holdings Ltd.	27,595	15,438
*	Omni Bridgeway Ltd.	38,201	109,670
	oOh!media Ltd.	67,577	68,808
*	OreCorp Ltd.	14,300	4,340
	Orora Ltd.	107,433	227,321
	Pacific Current Group Ltd.	4,674	24,939
	Pact Group Holdings Ltd.	26,672	19,874
#*	Paladin Energy Ltd.	312,733	190,713
*	Panoramic Resources Ltd.	218,305	28,028
*	Pantoro Ltd.	127,237	8,569
	Peet Ltd.	49,105	39,587
	PeopleIN Ltd.	7,391	17,297
*	Perenti Ltd.	100,608	89,392
	Perpetual Ltd.	11,148	201,969
	Perseus Mining Ltd.	175,799	267,087
*	PEXA Group Ltd.	7,360	67,953
#	Pinnacle Investment Management Group Ltd.	14,934	111,260
	Platinum Asset Management Ltd.	75,324	115,038
*	PointsBet Holdings Ltd.	30,555	30,790
*	PolyNovo Ltd.	71,545	127,933
*	Poseidon Nickel Ltd.	149,711	4,261
*	PPK Group Ltd.	3,365	2,896
*	PPK Mining Equipment Group Pty Ltd.	3,365	0
#	Praemium Ltd.	49,756	27,139
	Premier Investments Ltd.	8,535	168,773
#*	Prescient Therapeutics Ltd.	56,023	4,780
	Propel Funeral Partners Ltd.	11,096	32,863
	PSC Insurance Group Ltd.	15,632	52,492
	PWR Holdings Ltd.	9,124	79,680
	Ramelius Resources Ltd.	120,178	85,259
*	ReadyTech Holdings Ltd.	3,553	9,157
#*	Red 5 Ltd.	400,617	59,794
#*	Redbubble Ltd.	21,367	6,791
	Regal Partners Ltd.	4,358	11,448
#	Regis Healthcare Ltd.	16,349	20,198
#	Regis Resources Ltd.	94,993	144,403
#*	Reject Shop Ltd.	1,897	5,510
	Reliance Worldwide Corp. Ltd.	82,615	206,906
#*	Resolute Mining Ltd.	294,514	57,316
*	Retail Food Group Ltd.	414,056	30,814
*	Rex Minerals Ltd.	76,926	14,998
	Ridley Corp. Ltd.	33,998	46,498
*	RPMGlobal Holdings Ltd.	21,479	25,250
#*	Rumble Resources Ltd.	37,032	5,769
*††	Salmat Ltd.	3,642	0
	Sandfire Resources Ltd.	59,517	265,242
	Select Harvests Ltd.	18,813	53,246
	Servcorp Ltd.	6,297	13,828

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Service Stream Ltd.	91,018	$40,026
*	Seven West Media Ltd.	118,278	37,836
	SG Fleet Group Ltd.	16,719	24,006
*	Sierra Rutile Holdings Ltd.	31,166	4,436
	Sigma Healthcare Ltd.	130,482	58,638
*	Silver Lake Resources Ltd.	121,885	112,696
#*	Silver Mines Ltd.	82,445	11,980
	Sims Ltd.	22,887	248,506
	SmartGroup Corp. Ltd.	16,202	64,921
	Solvar Ltd.	26,548	39,247
	Southern Cross Electrical Engineering Ltd.	24,152	12,051
	Southern Cross Media Group Ltd.	48,316	39,526
*††	SpeedCast International Ltd.	29,981	0
*	St Barbara Ltd.	132,585	71,594
*	Star Entertainment Group Ltd.	113,218	156,225
*	Strandline Resources Ltd.	95,581	28,258
#*	Strike Energy Ltd.	147,986	37,277
	Sunland Group Ltd.	14,139	17,780
	Super Retail Group Ltd.	22,153	199,910
*	Superloop Ltd.	62,968	32,102
	Symbio Holdings Ltd.	4,961	6,672
*	Syrah Resources Ltd.	81,401	127,994
	Tabcorp Holdings Ltd.	304,304	226,340
	Technology One Ltd.	22,113	228,635
*	Temple & Webster Group Ltd.	10,506	42,864
	Ten Sixty Four Ltd.	15,386	6,745
	Terracom Ltd.	76,351	46,759
*	Tietto Minerals Ltd.	59,620	31,714
*	Tyro Payments Ltd.	38,275	40,785
	United Malt Grp Ltd.	40,486	104,685
*††	Virgin Australia Holdings Pty. Ltd.	110,192	0
	Vita Group Ltd.	32,152	2,271
Ω	Viva Energy Group Ltd.	44,117	91,209
#*	Vulcan Energy Resources Ltd.	7,574	38,572
*	Wagners Holding Co. Ltd.	8,025	4,160
#*	Webjet Ltd.	52,612	256,419
*	West African Resources Ltd.	120,221	95,268
#*	Westgold Resources Ltd.	73,936	63,734
	Whitehaven Coal Ltd.	66,775	397,053
*	Widgie Nickel Ltd.	9,239	2,427
#*	Zip Co. Ltd.	38,767	18,288
TOTAL AUSTRALIA			18,772,076
AUSTRIA — (1.4%)
*	Addiko Bank AG	2,352	30,710
	Agrana Beteiligungs AG	2,144	38,503
	ANDRITZ AG	8,743	522,845
	AT&S Austria Technologie & Systemtechnik AG	3,883	133,232
Ω	BAWAG Group AG	10,483	649,368
	CA Immobilien Anlagen AG	4,262	132,924
*	DO & Co. AG	1,046	110,772
	EVN AG	5,162	108,921
*	FACC AG	2,374	17,327
*	Flughafen Wien AG	307	11,214
#*	Immofinanz AG	10,232	0
*	Kapsch TrafficCom AG	757	10,504
	Lenzing AG	1,530	108,357
	Mayr Melnhof Karton AG	1,025	171,759
	Oesterreichische Post AG	2,950	105,057

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Palfinger AG	2,888	$87,461
	POLYTEC Holding AG	1,603	8,480
	Porr AG	2,323	33,448
*	Raiffeisen Bank International AG	19,986	359,591
	Rosenbauer International AG	346	12,516
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	102,548
	Semperit AG Holding	1,873	46,002
	Strabag SE	1,255	53,032
	Telekom Austria AG	20,480	137,660
	UBM Development AG	812	26,400
	UNIQA Insurance Group AG	18,957	159,417
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,531	123,308
	voestalpine AG	15,702	521,724
	Wienerberger AG	15,414	463,514
	Zumtobel Group AG	3,981	31,662
TOTAL AUSTRIA			4,318,256
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	3,042	526,432
*	AGFA-Gevaert NV	20,629	64,661
	Atenor	533	29,111
	Barco NV	8,852	224,077
	Bekaert SA	4,681	197,468
#*Ω	Biocartis Group NV	5,650	4,353
	bpost SA	11,952	64,798
*	Cie d'Entreprises CFE	891	8,986
	Deceuninck NV	10,393	28,064
*	Deme Group NV	891	115,288
	D'ieteren Group	250	47,779
	Econocom Group SA	14,168	44,009
#	Etablissements Franz Colruyt NV	7,323	193,648
*	Euronav NV	23,728	373,612
	EVS Broadcast Equipment SA	1,783	43,216
	Exmar NV	4,511	37,911
	Fagron	8,950	132,332
*	Galapagos NV	4,965	219,743
	Gimv NV	2,957	139,173
*	Greenyard NV	2,745	19,995
*	Hyloris Pharmaceuticals SA	768	12,109
	Immobel SA	570	29,256
	Ion Beam Applications	3,161	57,047
	Jensen-Group NV	507	16,823
#*	Kinepolis Group NV	1,746	73,909
	Lotus Bakeries NV	51	331,702
	Melexis NV	2,453	261,304
#*	Mithra Pharmaceuticals SA	419	1,425
*	Ontex Group NV	11,107	86,323
*	Orange Belgium SA	2,344	42,336
	Proximus SADP	15,572	159,568
	Recticel SA	6,178	115,861
	Shurgard Self Storage SA	3,950	190,604
	Sipef NV	638	38,324
	Telenet Group Holding NV	4,438	76,498
*	Tessenderlo Group SA	3,062	108,292
	Van de Velde NV	716	24,244
	VGP NV	910	90,928
	Viohalco SA	9,200	44,958
TOTAL BELGIUM			4,276,167

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (11.8%)
*	5N Plus, Inc.	10,900	$25,887
	Absolute Software Corp.	9,210	106,928
#	Acadian Timber Corp.	1,400	17,035
*	AcuityAds Holdings, Inc.	3,643	6,544
	ADENTRA, Inc.	1,206	29,186
*	Advantage Energy Ltd.	22,881	142,732
	Aecon Group, Inc.	10,791	90,915
	Africa Oil Corp.	54,929	114,354
	AG Growth International, Inc.	2,667	99,841
	AGF Management Ltd., Class B	9,733	61,958
*	Aimia, Inc.	12,133	33,466
#	AirBoss of America Corp.	2,200	18,006
	Alamos Gold, Inc., Class A	57,905	638,913
	Alaris Equity Partners Income	4,138	55,544
	Algoma Central Corp.	1,600	19,721
*	Almaden Minerals Ltd., Class B	14,000	3,262
	Altius Minerals Corp.	6,300	105,872
*	Altius Renewable Royalties Corp.	2,800	19,150
	Altus Group Ltd.	6,200	265,325
	Amerigo Resources Ltd.	14,600	17,008
	Andlauer Healthcare Group, Inc.	1,942	70,525
	Andrew Peller Ltd., Class A	4,300	16,094
*	Argonaut Gold, Inc.	45,552	24,307
*	Aritzia, Inc.	12,036	434,112
*	Ascot Resources Ltd.	28,504	15,424
	Atco Ltd., Class I	10,207	324,801
*	Athabasca Oil Corp.	58,945	129,803
*	ATS Corp.	10,714	433,858
#	Aura Minerals, Inc.	2,400	20,707
#*	Aurora Cannabis, Inc.	6,509	6,769
*	AutoCanada, Inc.	2,934	59,097
	B2Gold Corp.	145,966	579,210
#	Badger Infrastructure Solutions Ltd.	5,409	128,868
#*	Ballard Power Systems, Inc.	27,368	178,713
#*	Bausch Health Cos., Inc.	26,523	204,227
*	Baytex Energy Corp.	66,144	306,225
	Birchcliff Energy Ltd.	39,513	253,313
	Bird Construction, Inc.	7,638	48,794
	Black Diamond Group Ltd.	2,510	9,621
#*	BlackBerry Ltd.	65,160	276,930
	BMTC Group, Inc.	850	8,835
*	Bombardier, Inc., Class A	528	25,703
*	Bombardier, Inc., Class B	11,648	562,633
*	Bonterra Energy Corp.	3,035	15,169
	Boralex, Inc., Class A	12,643	353,763
#	Boyd Group Services, Inc.	2,853	436,307
	Bridgemarq Real Estate Services	700	7,076
#	Brookfield Infrastructure Corp., Class A	2,515	111,087
*	Calfrac Well Services Ltd.	3,300	15,799
	Calian Group Ltd.	1,900	88,035
*	Calibre Mining Corp.	11,681	9,481
	Canaccord Genuity Group, Inc.	12,896	111,558
#*	Canada Goose Holdings, Inc.	7,172	173,482
#	Canadian Western Bank	14,418	304,712
#*	Canfor Corp.	9,100	172,418
*	Canfor Pulp Products, Inc.	3,143	9,614
	Capital Power Corp.	16,399	551,050
#*	Capstone Copper Corp.	70,612	346,546
	Cardinal Energy Ltd.	18,331	105,533

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	CareRx Corp.	3,200	$6,229
	Cascades, Inc.	12,329	85,341
*	Celestica, Inc.	18,318	243,956
	Centerra Gold, Inc.	26,068	167,317
	CES Energy Solutions Corp.	31,177	67,952
#*	Charlottes Web Holdings, Inc.	9,735	5,414
	CI Financial Corp.	23,697	282,644
	Cogeco Communications, Inc.	2,000	103,341
	Cogeco, Inc.	800	35,660
	Colliers International Group, Inc.	1,553	166,575
	Computer Modelling Group Ltd.	12,144	56,496
#*	Copper Mountain Mining Corp.	20,335	34,540
	Corby Spirit & Wine Ltd.	1,800	22,038
#	Corus Entertainment, Inc., Class B	27,296	46,158
	Crescent Point Energy Corp.	71,901	536,547
*	Crew Energy, Inc.	21,027	72,853
#*	Cronos Group, Inc.	25,818	65,061
	Definity Financial Corp.	780	21,016
#*	Denison Mines Corp.	111,124	159,518
*	dentalcorp Holdings Ltd.	1,216	8,938
	Dexterra Group, Inc.	6,209	27,861
	Doman Building Materials Group Ltd.	11,052	61,633
#	Dorel Industries, Inc., Class B	3,700	15,322
	DREAM Unlimited Corp., Class A	4,025	84,611
	Dundee Precious Metals, Inc.	26,117	170,574
	Dye & Durham Ltd.	6,495	103,877
	Dynacor Group, Inc.	4,900	10,569
	ECN Capital Corp.	23,346	51,235
	E-L Financial Corp. Ltd.	204	141,570
*	Eldorado Gold Corp.	27,034	258,811
	Element Fleet Management Corp.	46,019	650,225
*	Endeavour Silver Corp.	18,298	63,651
	Enerflex Ltd.	18,236	131,574
#*	Energy Fuels, Inc.	5,331	39,302
	Enerplus Corp.	32,176	570,975
	Enghouse Systems Ltd.	7,090	210,641
*	Ensign Energy Services, Inc.	23,650	68,965
	EQB, Inc.	3,986	197,540
#*	Equinox Gold Corp.	36,697	167,191
#*	ERO Copper Corp.	6,989	114,772
	Evertz Technologies Ltd.	3,302	30,971
	Exchange Income Corp.	3,043	126,793
	Exco Technologies Ltd.	4,600	26,379
	Extendicare, Inc.	11,410	57,541
	Fiera Capital Corp.	11,800	83,275
	Finning International, Inc.	20,006	564,447
	Firm Capital Mortgage Investment Corp.	4,900	43,456
#	First Majestic Silver Corp.	32,793	258,866
#*	First Mining Gold Corp.	27,500	4,237
#	First National Financial Corp.	2,280	67,292
*	Fission Uranium Corp.	56,500	36,943
*	Foraco International SA	200	268
#*	Fortuna Silver Mines, Inc.	44,793	172,846
#*	Freegold Ventures Ltd.	22,000	7,275
#	Freehold Royalties Ltd.	17,695	213,848
*	Frontera Energy Corp.	9,249	84,388
#*	Galiano Gold, Inc.	12,801	7,793
	Gamehost, Inc.	2,000	12,100
*	GDI Integrated Facility Services, Inc.	1,900	66,387

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Gear Energy Ltd.	23,288	$20,128
	Gibson Energy, Inc.	19,531	349,798
	goeasy Ltd.	1,836	171,216
*	GoGold Resources, Inc.	26,229	43,960
#*	GoldMoney, Inc.	6,800	9,199
*	Gran Tierra Energy, Inc.	52,923	51,310
	Guardian Capital Group Ltd., Class A	2,850	85,679
*	Haivision Systems, Inc.	3,200	8,826
	Hammond Power Solutions, Inc.	1,609	29,627
	Headwater Exploration, Inc.	31,363	153,214
*	Heroux-Devtek, Inc.	5,297	59,358
	High Liner Foods, Inc.	2,300	24,978
#	HLS Therapeutics, Inc.	2,903	20,400
#	Home Capital Group, Inc.	7,497	239,016
	Hudbay Minerals, Inc.	32,692	189,928
*	IAMGOLD Corp.	69,545	195,471
*	Imperial Metals Corp.	9,700	16,111
	Information Services Corp.	2,000	34,241
	Innergex Renewable Energy, Inc.	18,669	221,971
	InPlay Oil Corp.	7,900	16,684
*	Interfor Corp.	7,778	155,554
#*	Invesque, Inc.	4,300	3,956
Ω	Jamieson Wellness, Inc.	6,748	188,004
*	Journey Energy, Inc.	2,400	9,181
*	K92 Mining, Inc.	26,045	150,725
*	Karora Resources, Inc.	15,448	60,954
	K-Bro Linen, Inc.	1,500	32,682
*	Kelt Exploration Ltd.	19,288	66,248
#	Keyera Corp.	2,703	61,656
*	Kinaxis, Inc.	1,051	122,158
	Kingsway Financial Services, Inc.	600	4,980
*	Knight Therapeutics, Inc.	14,616	56,243
#	KP Tissue, Inc.	700	5,361
	Labrador Iron Ore Royalty Corp.	7,500	220,003
#*	Largo, Inc.	1,753	11,147
#	Lassonde Industries, Inc., Class A	400	35,128
	Laurentian Bank of Canada	6,900	185,497
	Leon's Furniture Ltd.	3,400	48,040
#*	Lightspeed Commerce, Inc.	7,884	142,700
	Linamar Corp.	6,705	342,418
	Logistec Corp., Class B	300	9,673
#*	Lucara Diamond Corp.	52,607	24,909
	Lundin Gold, Inc.	10,991	127,212
#*	MAG Silver Corp.	5,770	79,107
	Magellan Aerospace Corp.	2,400	16,595
*	Mainstreet Equity Corp.	600	59,542
*	Major Drilling Group International, Inc.	13,573	112,518
*	Mandalay Resources Corp.	5,300	9,719
#	Maple Leaf Foods, Inc.	10,896	207,102
*	Marimaca Copper Corp.	4,300	11,667
	Martinrea International, Inc.	11,210	108,431
*	Maverix Metals, Inc.	2,875	0
*	MDA Ltd.	6,100	31,634
*	MDF Commerce, Inc.	2,102	6,619
	Medical Facilities Corp.	5,100	30,626
*	MEG Energy Corp.	31,993	528,748
	Melcor Developments Ltd.	2,200	19,197
	Methanex Corp.	7,987	378,025
	Morguard Corp.	700	61,722

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	MTY Food Group, Inc.	3,300	$170,711
	Mullen Group Ltd.	14,988	158,604
	Neighbourly Pharmacy, Inc.	1,900	28,802
#	Neo Performance Materials, Inc.	3,936	33,989
*	New Gold, Inc.	90,970	107,341
*	New Pacific Metals Corp.	4,600	12,052
#	NFI Group, Inc.	8,237	66,921
	North American Construction Group Ltd.	3,900	57,772
	North West Co., Inc.	7,481	203,759
*	NuVista Energy Ltd.	29,960	251,065
*	Obsidian Energy Ltd.	8,219	54,410
*	OceanaGold Corp.	97,656	211,378
	Onex Corp.	5,351	276,569
#*	Organigram Holdings, Inc.	22,800	20,725
*	Orla Mining Ltd.	24,692	106,461
#	Osisko Gold Royalties Ltd.	24,612	329,378
*	Osisko Mining, Inc.	37,096	104,272
#	Pan American Silver Corp.	28,543	520,339
	Paramount Resources Ltd., Class A	9,692	224,071
	Parex Resources, Inc.	17,840	303,691
	Park Lawn Corp.	3,754	76,065
	Parkland Corp.	21,013	493,680
	Pason Systems, Inc.	13,302	157,759
*	Perpetua Resources Corp.	3,100	11,036
	Peyto Exploration & Development Corp.	24,359	222,070
	PHX Energy Services Corp.	5,500	32,945
*	Pieridae Energy Ltd.	9,300	6,640
#	Pine Cliff Energy Ltd.	23,500	23,137
*	Pipestone Energy Corp.	13,596	30,246
	Pizza Pizza Royalty Corp.	6,500	68,979
	Polaris Renewable Energy, Inc.	3,600	39,015
#	Pollard Banknote Ltd.	1,300	18,349
	PolyMet Mining Corp.	1,089	2,866
	PrairieSky Royalty Ltd.	29,509	506,990
#*	Precision Drilling Corp.	2,063	164,399
#	Premium Brands Holdings Corp.	6,089	425,779
	Primo Water Corp.	22,340	349,300
	Pulse Seismic, Inc.	6,700	9,366
#	Quarterhill, Inc.	10,900	15,565
#*	Real Matters, Inc.	9,299	37,041
*	RF Capital Group, Inc.	155	1,591
	Richelieu Hardware Ltd.	8,169	242,943
	Rogers Sugar, Inc.	12,650	54,382
#	Russel Metals, Inc.	9,450	230,186
*	Sabina Gold & Silver Corp.	49,219	49,939
	Sandstorm Gold Ltd.	26,900	156,077
#	Savaria Corp.	8,482	94,921
*	Seabridge Gold, Inc.	11,002	144,763
	Secure Energy Services, Inc.	39,369	239,667
*	ShawCor Ltd.	13,242	141,322
#	Sienna Senior Living, Inc.	12,077	110,736
#*	Sierra Metals, Inc.	5,800	2,092
*	SilverCrest Metals, Inc.	4,191	27,367
Ω	Sleep Country Canada Holdings, Inc.	5,401	105,093
	SNC-Lavalin Group, Inc.	23,816	511,027
	Softchoice Corp.	1,143	15,789
Ω	Spin Master Corp.	3,700	97,217
#	Sprott, Inc.	3,498	138,350
	SSR Mining, Inc.	28,379	479,704

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Stelco Holdings, Inc.	5,317	$206,878
	Stella-Jones, Inc.	7,165	260,741
#*Ω	STEP Energy Services Ltd.	2,300	9,092
	StorageVault Canada, Inc.	11,588	56,000
*	SunOpta, Inc.	10,884	89,081
#	Superior Plus Corp.	22,114	178,833
	Supremex, Inc.	5,800	32,170
	Surge Energy, Inc.	12,731	93,385
	Tamarack Valley Energy Ltd.	76,287	276,354
#*	Taseko Mines Ltd.	35,100	62,521
	TECSYS, Inc.	300	6,399
	TELUS Corp.	3,620	77,992
*	TeraGo, Inc.	400	1,145
	TerraVest Industries, Inc.	800	16,354
	Tidewater Midstream & Infrastructure Ltd.	35,300	28,388
	Timbercreek Financial Corp.	13,945	83,321
*	Torex Gold Resources, Inc.	13,010	178,838
	Total Energy Services, Inc.	6,761	47,102
#*	Touchstone Exploration, Inc.	7,300	6,529
	TransAlta Corp.	35,363	343,384
	TransAlta Renewables, Inc.	13,283	122,193
	Transcontinental, Inc., Class A	12,225	136,625
*††	Trevali Mining Corp.	4,900	566
*	Trican Well Service Ltd.	37,374	96,627
	Tricon Residential, Inc.	33,313	289,178
	Triple Flag Precious Metals Corp.	3,587	48,497
*	Trisura Group Ltd.	6,900	217,338
*	Uni-Select, Inc.	6,255	186,538
	Vecima Networks, Inc.	200	3,032
	Vermilion Energy, Inc.	22,140	339,551
	VersaBank	1,000	7,846
*	Victoria Gold Corp.	2,300	18,133
*	Viemed Healthcare, Inc.	5,700	48,445
	Wajax Corp.	2,213	38,254
	Waterloo Brewing Ltd.	2,100	6,250
*	Wesdome Gold Mines Ltd.	18,179	84,299
*	Western Copper & Gold Corp.	4,800	8,736
	Western Forest Products, Inc.	53,930	57,556
#	Westshore Terminals Investment Corp.	5,642	103,931
	Whitecap Resources, Inc.	40,486	337,449
#*	WildBrain Ltd.	12,570	26,925
	Winpak Ltd.	4,500	140,558
	Yamana Gold, Inc.	108,929	657,227
*	Yangarra Resources Ltd.	8,100	14,793
#	Yellow Pages Ltd.	1,431	15,648
	Zenith Capital Corp.	1,300	183
TOTAL CANADA			35,499,828
CHINA — (0.1%)
	AustAsia Group Ltd.	6,424	4,670
Ω	BOC Aviation Ltd.	4,800	39,974
	China Gold International Resources Corp. Ltd.	43,400	155,915
*††	Hanfeng Evergreen, Inc.	2,400	0
TOTAL CHINA			200,559
COLOMBIA — (0.0%)
#	Canacol Energy Ltd.	3,610	32,015

VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (2.5%)
*	ALK-Abello AS	15,012	$224,250
	Alm Brand AS	140,092	259,984
#*	Bang & Olufsen AS	14,001	24,182
	BankNordik P/F	552	12,598
*	Bavarian Nordic AS	12,188	390,302
*	Brodrene Hartmann AS	204	8,805
	cBrain AS	1,050	23,676
*	Chemometec AS	2,245	196,684
	Columbus AS	16,517	15,334
	D/S Norden AS	3,451	186,027
	Dfds AS	6,013	226,662
#	FLSmidth & Co. AS	8,868	381,023
	Fluegger Group AS	86	5,028
	H Lundbeck AS	29,450	109,431
*	H Lundbeck AS, Class A	2,981	10,287
*	H+H International AS, Class B	2,539	38,920
*	ISS AS	22,334	488,304
	Jeudan AS	1,628	62,376
*	Jyske Bank AS	7,096	511,787
	Matas AS	4,754	51,734
*Ω	Netcompany Group AS	5,641	224,495
*	Nilfisk Holding AS	2,589	51,532
*	NKT AS	6,919	431,758
*Ω	NNIT AS	1,779	17,610
	North Media AS	1,083	10,390
*	NTG Nordic Transport Group AS, Class A	911	37,252
	Per Aarsleff Holding AS	3,065	127,343
	Ringkjoebing Landbobank AS	3,786	550,949
	Royal Unibrew AS	5,904	414,591
#*	RTX AS	1,054	21,737
Ω	Scandinavian Tobacco Group AS, Class A	7,854	136,504
	Schouw & Co. AS	2,198	170,308
	SimCorp AS	5,628	394,128
	Solar AS, Class B	886	81,859
	SP Group AS	1,053	38,446
	Spar Nord Bank AS	15,171	241,657
	Sparekassen Sjaelland-Fyn AS	2,633	72,811
	Sydbank AS	9,249	421,739
	TCM Group AS	1,034	11,042
*	Tivoli AS	344	38,710
	Topdanmark AS	6,401	345,511
	TORM PLC, Class A	4,930	124,855
	UIE PLC	2,550	69,385
*	Vestjysk Bank A.S.	23,511	11,385
*	Zealand Pharma AS	7,077	221,022
TOTAL DENMARK			7,494,413
FINLAND — (2.1%)
	Aktia Bank Oyj	7,233	85,651
#	Alandsbanken Abp, Class B	379	15,001
	Alma Media Oyj	4,469	46,597
	Anora Group Oyj	3,880	31,109
	Aspo Oyj	2,685	24,310
	Atria Oyj	2,491	27,092
	Bittium Oyj	4,078	18,284
	Cargotec Oyj, Class B	4,700	239,290
	Caverion Oyj	9,013	83,167
	Citycon Oyj	9,088	68,487
	Digia Oyj	2,833	19,507

VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
Ω	Enento Group Oyj	1,937	$45,293
	eQ Oyj	761	19,400
*	Finnair Oyj	104,522	58,900
	Fiskars Oyj Abp	4,519	84,048
*	F-Secure Oyj	12,707	40,566
	Gofore Oyj	378	10,521
	Harvia Oyj	1,373	29,958
	HKScan Oyj, Class A	1,550	1,591
	Huhtamaki Oyj	11,797	441,242
	Incap Oyj	2,671	54,647
#	Kamux Corp.	4,139	20,332
	Kemira Oyj	13,667	221,738
	Kojamo Oyj	14,800	227,248
	Konecranes Oyj	10,027	326,294
	Lassila & Tikanoja Oyj	5,782	72,597
	Marimekko Oyj	3,250	32,584
	Metsa Board Oyj, Class B	21,964	196,063
	Musti Group Oyj	3,457	58,506
	Nokian Renkaat Oyj	17,159	205,540
	Olvi Oyj, Class A	1,985	69,776
	Oma Saastopankki Oyj	486	9,914
	Oriola Oyj, Class A	5,827	11,679
	Oriola Oyj, Class B	16,336	30,653
	Orion Oyj, Class A	1,152	61,858
	Orion Oyj, Class B	8,927	478,261
	Outokumpu Oyj	48,047	275,144
	Pihlajalinna Oyj	3,541	33,773
#	Ponsse Oyj	1,180	33,727
	Puuilo Oyj	4,193	28,855
*	QT Group Oyj	1,364	79,990
	Raisio Oyj, Class V	14,595	38,669
	Rapala VMC Oyj	3,058	16,081
	Remedy Entertainment Oyj	434	10,075
	Revenio Group Oyj	2,861	116,960
Ω	Rovio Entertainment Oyj	4,222	33,822
	Sanoma Oyj	10,553	112,255
	Scanfil Oyj	1,067	8,429
	Taaleri Oyj	1,518	20,807
#	Talenom Oyj	2,896	28,608
	Teleste Oyj	1,530	6,959
Ω	Terveystalo Oyj	13,729	107,006
	TietoEVRY Oyj	10,629	323,696
	Tokmanni Group Corp.	6,314	81,410
	Uponor Oyj	7,815	139,181
	Vaisala Oyj, Class A	2,601	111,812
	Valmet Oyj	20,218	634,902
#	Verkkokauppa.com Oyj	1,520	4,665
	Wartsila OYJ Abp	51,266	487,591
*	WithSecure Oyj	12,707	19,533
	YIT Oyj	21,894	64,068
TOTAL FINLAND			6,285,722
FRANCE — (4.7%)
	ABC arbitrage	5,361	37,783
	AKWEL	1,182	20,230
Ω	ALD SA	16,734	210,376
	Altamir	1,905	53,668
	Alten SA	3,514	539,947
	Assystem SA	1,354	63,749

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Atos SE	14,292	$188,533
	Aubay	1,195	61,572
	Axway Software SA	1,111	26,696
	Bastide le Confort Medical	266	9,403
	Beneteau SA	5,853	95,938
#	Bigben Interactive	2,306	15,899
	Boiron SA	776	35,415
	Bonduelle SCA	2,134	28,671
	Burelle SA	28	15,799
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,350
#*	Casino Guichard Perrachon SA	4,112	50,532
	Catana Group	3,304	23,884
	CBo Territoria	2,250	9,041
	Cegedim SA	865	16,935
*	CGG SA	82,253	69,271
#	Chargeurs SA	2,784	46,522
*	Cie des Alpes	3,270	51,715
	Cie Plastic Omnium SA	6,434	112,604
*	Coface SA	14,551	203,465
#*	DBV Technologies SA	1,409	4,020
	Derichebourg SA	13,913	95,488
*	Ekinops SAS	2,101	19,589
	Electricite de Strasbourg SA	132	14,086
#*Ω	Elior Group SA	19,442	67,283
	Elis SA	25,559	448,901
	Equasens	558	45,010
	Eramet SA	1,279	127,827
	Etablissements Maurel et Prom SA	8,900	35,763
	Eurazeo SE	5,484	384,687
#	Eutelsat Communications SA	22,026	168,441
*	Exail Technologies SA	1,038	22,604
	Exel Industries, Class A	184	12,325
*	Faurecia SE	20,074	398,940
	Fnac Darty SA	2,696	99,713
*	Gaumont SA	20	2,244
	Gaztransport Et Technigaz SA	3,039	335,980
*	Genfit SA	3,627	15,400
*	GL Events	1,343	31,390
	Groupe Crit	446	33,095
	Guerbet	934	18,657
	Guillemot Corp.	785	8,969
	Haulotte Group SA	1,014	3,677
	HEXAOM	440	9,451
*	ID Logistics Group	394	122,463
	Imerys SA	4,620	191,613
	Infotel SA	414	25,185
	Interparfums SA	2,332	152,653
	IPSOS	6,081	394,095
	Jacquet Metals SACA	2,005	38,413
*	JCDecaux SE	7,386	167,137
#	Kaufman & Broad SA	2,328	73,151
	Korian SA	9,135	95,652
	Laurent-Perrier	396	52,985
	Lectra	3,093	128,815
	Linedata Services	112	5,887
	LISI	3,062	68,122
#	LNA Sante SA	809	27,621
*	Lumibird	1,349	26,736
#Ω	Maisons du Monde SA	4,270	52,512

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Manitou BF SA	1,600	$47,015
	Manutan International	508	57,179
	Mersen SA	2,606	115,686
	Metropole Television SA	4,140	65,938
#*	Nacon SA	1,038	2,667
Ω	Neoen SA	3,410	128,044
	Neurones	1,017	43,466
	Nexans SA	3,620	383,878
	Nexity SA	5,490	165,847
*	Nicox	2,438	2,679
	NRJ Group	2,200	15,562
#*	Orpea SA	1,798	13,917
	Quadient SA	5,381	94,897
#*††	Recylex SA	1,750	0
	Rexel SA	30,282	669,911
	Rothschild & Co.	4,325	182,680
	Rubis SCA	11,758	329,051
	Samse SA	132	26,947
	Savencia SA	669	44,079
	SCOR SE	20,315	501,419
	SEB SA	3,205	335,166
	Seche Environnement SA	536	58,377
	SES SA	48,157	373,705
*Ω	SMCP SA	4,479	35,549
	Societe BIC SA	3,290	238,873
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	27,548
	Societe LDC SA	291	34,645
	Societe pour l'Informatique Industrielle	1,315	68,603
*	SOITEC	3,282	497,784
*	Solocal Group	12,070	9,092
	Sopra Steria Group SACA	2,094	348,281
	SPIE SA	17,003	464,186
	Stef SA	521	54,832
	Sword Group	975	47,506
	Synergie SE	1,041	37,833
#*	Technicolor Creative Studios SA	25,714	6,405
	Technip Energies NV	16,797	325,648
	Television Francaise 1	7,423	59,369
	Thermador Groupe	904	91,038
#	Tikehau Capital SCA	4,110	117,096
	Totalenergies EP Gabon	172	29,450
	Trigano SA	1,128	157,237
*	Ubisoft Entertainment SA	8,913	184,557
	Union Financiere de France BQE SA	487	11,181
	Valeo	26,631	582,014
*	Vallourec SA	18,290	266,975
#*	Vantiva SA	25,714	7,403
Ω	Verallia SA	8,945	330,265
	Vetoquinol SA	531	49,298
	Vicat SA	2,494	69,641
	VIEL & Cie SA	4,347	30,723
	Vilmorin & Cie SA	883	44,428
	Virbac SA	510	154,772
*	Voltalia SA	3,207	60,700
	Wavestone	1,019	53,490
*Ω	X-Fab Silicon Foundries SE	8,082	70,699
*	Xilam Animation SA	375	14,264
TOTAL FRANCE			14,255,073

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (6.1%)
	1&1 AG	6,208	$86,654
	3U Holding AG	100	436
	7C Solarparken AG	8,665	41,348
*	Aareal Bank AG	7,914	278,644
	Adesso SE	441	69,761
#*Ω	ADLER Group SA	7,320	11,117
*	ADVA Optical Networking SE	3,018	73,825
	AIXTRON SE	7,236	215,601
	All for One Group SE	283	13,486
	Allgeier SE	979	31,424
	AlzChem Group AG	417	8,709
	Amadeus Fire AG	912	127,036
	Atoss Software AG	673	119,073
	Aurubis AG	4,672	494,096
#*Ω	Auto1 Group SE	7,789	63,102
	Basler AG	1,859	68,812
*	Bauer AG	3,060	22,050
	BayWa AG	2,351	107,221
#	Bechtle AG	10,278	433,123
Ω	Befesa SA	6,587	377,838
	Bertrandt AG	899	43,958
*	Bijou Brigitte AG	711	33,886
	Bilfinger SE	4,751	163,577
#*	Borussia Dortmund GmbH & Co. KGaA	11,253	50,216
	CANCOM SE	5,777	199,160
	CECONOMY AG	24,503	60,093
	CENIT AG	1,323	17,636
	Cewe Stiftung & Co. KGAA	855	84,745
	CompuGroup Medical SE & Co. KgaA	4,471	209,543
	CropEnergies AG	3,994	52,005
*	CTS Eventim AG & Co. KGaA	7,837	550,132
	Dermapharm Holding SE	2,003	83,143
	Deutsche Beteiligungs AG	1,665	53,647
Ω	Deutsche Pfandbriefbank AG	19,634	179,089
	Deutz AG	9,704	53,044
#	DIC Asset AG	6,522	62,688
	Dr Hoenle AG	579	12,780
	Draegerwerk AG & Co. KGaA	432	17,437
	Duerr AG	7,939	302,904
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,721	158,331
	EDAG Engineering Group AG	1,225	13,602
	Elmos Semiconductor SE	1,344	91,308
	ElringKlinger AG	4,625	40,256
	Encavis AG	16,200	313,882
	Energiekontor AG	1,061	91,031
*	Evotec SE	3,283	64,554
	Fabasoft AG	270	6,162
	Fielmann AG	3,707	139,718
#*	flatexDEGIRO AG	6,458	54,953
*	Fraport AG Frankfurt Airport Services Worldwide	5,454	310,394
	Freenet AG	17,797	432,632
	Fuchs Petrolub SE	4,442	147,010
	GEA Group AG	2,026	91,413
	Gerresheimer AG	5,314	392,992
	GESCO SE NA O.N	1,167	31,274
	GFT Technologies SE	1,871	78,121
*	GK Software SE	156	24,120
*	Global Fashion Group SA	18,946	24,191
	Grand City Properties SA	13,230	141,008

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	GRENKE AG	3,229	$93,791
*	H&R GmbH & Co. KGaA	1,853	12,131
	Hamburger Hafen und Logistik AG	3,321	46,904
	Hawesko Holding SE	351	15,805
#*	Heidelberger Druckmaschinen AG	33,592	69,054
	Hensoldt AG	5,032	145,894
	Hochtief AG	3,976	252,073
	Hornbach Holding AG & Co. KGaA	1,453	128,720
	HUGO BOSS AG	8,152	553,604
*	Hypoport SE	383	52,179
	Indus Holding AG	2,484	65,675
Ω	Instone Real Estate Group SE	5,460	55,715
	IVU Traffic Technologies AG	1,884	35,879
	Jenoptik AG	8,541	265,438
Ω	JOST Werke AG	1,984	114,874
	K&S AG	18,643	446,247
	Kloeckner & Co. SE	9,754	103,075
*	Koenig & Bauer AG	2,538	49,798
	Kontron AG	6,182	125,623
	KPS AG	2,106	9,091
	Krones AG	2,141	249,991
	KSB SE & Co. KGaA	31	15,280
	KWS Saat SE & Co. KGaA	1,789	121,272
	Lanxess AG	10,132	505,687
	LEG Immobilien SE	1,592	124,453
	Leifheit AG	1,317	24,943
*	Leoni AG	4,291	27,809
*	LPKF Laser & Electronics SE	1,120	14,514
*	Manz AG	726	18,998
*	Medigene AG	1,273	2,865
*	Medios AG	1,906	37,369
*	METRO AG	16,815	165,685
	MLP SE	11,878	65,918
	Mutares SE & Co. KGaA	620	13,793
#*	Nagarro SE	1,164	159,460
	Nemetschek SE	2,317	123,877
	New Work SE	362	66,390
	Nexus AG	2,156	120,880
*	Nordex SE	16,701	253,802
	Norma Group SE	3,927	84,535
	OHB SE	819	29,066
	PATRIZIA SE	8,063	99,850
	Pfeiffer Vacuum Technology AG	570	104,079
#	PNE AG	10,341	185,772
	ProSiebenSat.1 Media SE	29,844	306,951
	PSI Software AG	1,437	38,859
*	PVA TePla AG	3,537	84,371
	Rational AG	53	34,863
	Rheinmetall AG	1,861	434,837
	RTL Group SA	234	11,354
	SAF-Holland SE	3,326	37,535
	Salzgitter AG	5,114	208,709
Ω	Scout24 SE	6,829	397,571
#	Secunet Security Networks AG	206	48,862
*	Serviceware SE	548	4,125
#*	SGL Carbon SE	9,673	83,826
	Siltronic AG	2,238	186,572
	Sixt SE	1,909	237,348
*	SMA Solar Technology AG	1,707	144,802

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	SNP Schneider-Neureither & Partner SE	344	$10,500
#	Software AG	7,445	207,496
	Stabilus SE	3,966	273,556
	STRATEC SE	970	88,358
	Stroeer SE & Co. KGaA	4,913	269,384
	Suedzucker AG	9,862	159,993
	SUESS MicroTec SE	3,604	71,699
	Surteco Group SE	1,107	25,148
	Synlab AG	3,030	33,286
	TAG Immobilien AG	24,505	209,857
	Takkt AG	5,920	91,537
*Ω	TeamViewer AG	19,494	274,610
	Technotrans SE	1,129	31,726
*	thyssenkrupp AG	70,904	557,011
	Traffic Systems SE	627	19,875
	United Internet AG	5,271	122,373
#*	va-Q-tec AG	307	8,302
#	Varta AG	1,521	46,305
	VERBIO Vereinigte BioEnergie AG	3,420	215,597
*	Vitesco Technologies Group AG, Class A	2,833	196,367
	Vossloh AG	1,662	73,242
	Wacker Neuson SE	3,888	76,951
	Washtec AG	1,525	57,299
#*	Westwing Group SE	1,156	12,535
	Wuestenrot & Wuerttembergische AG	4,248	77,556
	Zeal Network SE	297	9,778
	ZEAL Network SE	1,128	34,337
TOTAL GERMANY			18,293,112
HONG KONG — (2.3%)
*	Aceso Life Science Group Ltd.	202,400	2,831
	Aeon Credit Service Asia Co. Ltd.	12,000	7,883
*	Aidigong Maternal & Child Health Ltd.	248,000	19,304
	Allied Group Ltd.	206,000	48,287
	Analogue Holdings Ltd.	46,000	7,111
	APAC Resources Ltd.	11,823	1,679
*	Apollo Future Mobility Group Ltd.	412,000	10,748
	Asia Financial Holdings Ltd.	54,874	23,018
*	Asia Standard International Group Ltd.	98,940	9,047
	ASMPT Ltd.	32,800	270,916
	Associated International Hotels Ltd.	28,000	32,581
	Bank of East Asia Ltd.	123,536	158,696
	BOCOM International Holdings Co. Ltd.	44,000	3,589
	Bright Smart Securities & Commodities Group Ltd.	114,000	20,252
*††	Brightoil Petroleum Holdings Ltd.	248,000	0
*††	Burwill Holdings Ltd.	302,000	0
	Cafe de Coral Holdings Ltd.	42,000	73,527
	Central Wealth Group Holdings Ltd.	910,000	15,414
*	Century City International Holdings Ltd.	183,340	7,611
	Chen Hsong Holdings	30,000	7,364
	Chevalier International Holdings Ltd.	4,000	3,545
*	China Baoli Technologies Holdings Ltd.	14,500	172
*	China Energy Development Holdings Ltd.	652,000	10,740
	China Motor Bus Co. Ltd.	2,400	22,348
#*	China Star Entertainment Ltd.	180,000	19,543
*	China Tonghai International Financial Ltd.	130,000	2,867
*	Chinese Estates Holdings Ltd.	61,500	19,498
	Chow Sang Sang Holdings International Ltd.	49,000	74,673
	Chuang's Consortium International Ltd.	100,000	8,920

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CITIC Telecom International Holdings Ltd.	196,000	$69,818
#	CMBC Capital Holdings Ltd.	46,500	9,392
*	C-Mer Eye Care Holdings Ltd.	52,000	32,558
	Convenience Retail Asia Ltd.	50,000	5,415
#††	Convoy, Inc.	516,000	2,060
*	Cowell e Holdings, Inc.	27,000	53,062
Ω	Crystal International Group Ltd.	51,000	16,234
*	CSC Holdings Ltd.	1,321,250	6,404
	CSI Properties Ltd.	859,543	17,670
	Dah Sing Banking Group Ltd.	52,928	42,798
	Dah Sing Financial Holdings Ltd.	17,806	47,194
	Dickson Concepts International Ltd.	14,500	7,731
	Dynamic Holdings Ltd.	10,000	11,729
	Eagle Nice International Holdings Ltd.	20,000	10,980
	EC Healthcare	47,000	56,404
*††	EcoGreen International Group Ltd.	38,000	3,453
*	Emperor Entertainment Hotel Ltd.	40,000	3,265
	Emperor International Holdings Ltd.	140,333	12,773
*	ENM Holdings Ltd.	144,000	8,178
*	Esprit Holdings Ltd.	195,875	20,793
	EuroEyes International Eye Clinic Ltd., Class C	8,000	5,748
	Fairwood Holdings Ltd.	10,500	17,560
	Far East Consortium International Ltd.	195,658	51,223
	First Pacific Co. Ltd.	334,000	116,477
*Ω	FIT Hon Teng Ltd.	190,000	54,674
*Ω	Fosun Tourism Group	14,600	21,061
*Ω	Frontage Holdings Corp.	90,000	31,993
	FSE Lifestyle Services Ltd.	14,000	9,937
*††	Genting Hong Kong Ltd.	186,000	1,845
	Giordano International Ltd.	160,000	42,027
	Glorious Sun Enterprises Ltd.	72,000	7,079
*	Gold Fin Holdings	88,000	0
*	GR Properties Ltd.	96,000	11,742
	Great Eagle Holdings Ltd.	28,630	68,756
	G-Resources Group Ltd.	42,950	13,250
	Guotai Junan International Holdings Ltd.	322,400	32,166
*	Haitong International Securities Group Ltd.	321,410	36,991
	Hang Lung Group Ltd.	96,000	177,160
	Hanison Construction Holdings Ltd.	27,198	4,025
*	Harbour Centre Development Ltd.	13,500	12,359
	HKBN Ltd.	100,500	70,732
	HKR International Ltd.	100,386	33,331
	Hong Kong Ferry Holdings Co. Ltd.	23,000	23,415
	Hong Kong Technology Venture Co. Ltd.	82,000	58,631
*	Hongkong & Shanghai Hotels Ltd.	59,883	63,783
	Hongkong Chinese Ltd.	90,000	6,210
Ω	Honma Golf Ltd.	30,500	15,009
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	28,093
	Hysan Development Co. Ltd.	68,000	228,782
*	IGG, Inc.	95,000	35,730
Ω	Impro Precision Industries Ltd.	88,000	29,775
	International Housewares Retail Co. Ltd.	41,000	15,006
#*	IRC Ltd.	614,000	10,195
	ITC Properties Group Ltd.	1,760	237
	Jacobson Pharma Corp. Ltd.	56,000	7,574
	Johnson Electric Holdings Ltd.	55,120	75,710
	K Wah International Holdings Ltd.	109,000	40,570
	Karrie International Holdings Ltd.	136,000	24,989
	Kerry Logistics Network Ltd.	53,000	103,497

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kerry Properties Ltd.	63,000	$159,731
*	Kingston Financial Group Ltd.	36,000	1,332
	Kowloon Development Co. Ltd.	41,000	43,368
*	Lai Sun Development Co. Ltd.	45,912	10,165
*	Lai Sun Garment International Ltd.	20,400	4,164
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	19,689
	Lippo China Resources Ltd.	586,000	8,225
	Liu Chong Hing Investment Ltd.	30,000	28,109
	L'Occitane International SA	22,500	62,601
	Luk Fook Holdings International Ltd.	38,000	131,783
	Lung Kee Bermuda Holdings	26,000	8,768
*	Magnificent Hotel Investment Ltd.	336,000	5,106
#	Man Wah Holdings Ltd.	191,600	221,517
*	Mason Group Holdings Ltd.	2,829,598	10,451
#	MECOM Power & Construction Ltd.	106,500	25,462
*	Melco International Development Ltd.	85,000	110,619
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	32,650
	Modern Dental Group Ltd.	43,000	16,550
*	Mongolian Mining Corp.	48,000	19,319
*	NagaCorp Ltd.	143,212	130,918
#*	New Huo Technology Holdings Ltd.	13,500	4,691
*††	NewOcean Energy Holdings Ltd.	110,000	205
	Nissin Foods Co. Ltd.	28,000	24,201
	NWS Holdings Ltd.	179,000	168,693
	Oriental Watch Holdings	39,606	21,387
*	Oshidori International Holdings Ltd.	700,200	23,210
*††	Pacific Andes International Holdings Ltd.	126,000	0
	Pacific Basin Shipping Ltd.	565,000	199,382
	Pacific Textiles Holdings Ltd.	114,000	41,040
*	Paliburg Holdings Ltd.	26,000	6,434
#	PC Partner Group Ltd.	34,000	20,063
	PCCW Ltd.	452,286	222,237
	Pentamaster International Ltd.	94,000	9,610
	Perfect Medical Health Management Ltd.	60,000	35,217
	Pico Far East Holdings Ltd.	96,000	18,878
	Plover Bay Technologies Ltd.	40,000	12,390
	Public Financial Holdings Ltd.	70,000	20,817
*	Realord Group Holdings Ltd.	54,000	60,890
*	Regal Hotels International Holdings Ltd.	29,000	12,288
Ω	Regina Miracle International Holdings Ltd.	43,000	18,070
*Ω	Samsonite International SA	131,700	392,332
	SEA Holdings Ltd.	40,046	17,069
*	Shangri-La Asia Ltd.	128,000	111,758
*	Shin Hwa World Ltd.	133,200	3,499
*	Shun Ho Property Investments Ltd.	5,544	793
*	Shun Tak Holdings Ltd.	190,000	41,107
	Singamas Container Holdings Ltd.	194,000	18,108
*	SJM Holdings Ltd.	272,499	154,535
	SmarTone Telecommunications Holdings Ltd.	43,000	28,939
	Solomon Systech International Ltd.	200,000	15,596
	Soundwill Holdings Ltd.	4,000	3,681
*	Space Group Holdings Ltd.	22,500	9,880
	Stella International Holdings Ltd.	55,000	55,456
	Sun Hung Kai & Co. Ltd.	74,464	31,823
	SUNeVision Holdings Ltd.	89,000	51,611
	TAI Cheung Holdings Ltd.	37,000	20,037
*	Television Broadcasts Ltd.	43,600	21,722
	Texhong Textile Group Ltd.	35,000	31,972

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Texwinca Holdings Ltd.	112,000	$19,435
*	Theme International Holdings Ltd.	190,000	24,770
*	TOM Group Ltd.	58,000	4,740
*	Tongda Group Holdings Ltd.	780,000	12,767
	Town Health International Medical Group Ltd.	330,000	12,170
	Tradelink Electronic Commerce Ltd.	58,000	6,671
	Transport International Holdings Ltd.	28,465	40,626
	United Laboratories International Holdings Ltd.	147,000	97,320
*††	Untrade.Lerthai Group	24,000	0
	Upbest Group Ltd.	148,000	12,437
	Value Partners Group Ltd.	150,000	61,156
	Vesync Co. Ltd.	10,000	5,439
	Vitasoy International Holdings Ltd.	86,000	182,702
*Ω	VPower Group International Holdings Ltd., Class H	25,119	1,557
	VSTECS Holdings Ltd.	79,600	49,804
	VTech Holdings Ltd.	18,300	120,978
	Wai Kee Holdings Ltd.	52,000	13,584
*	Wang On Group Ltd.	260,000	1,457
#*	Wealthking Investments Ltd.	116,000	5,556
	Wing On Co. International Ltd.	14,000	27,362
	Wing Tai Properties Ltd.	56,000	25,809
	Yue Yuen Industrial Holdings Ltd.	93,000	152,564
*	Yunfeng Financial Group Ltd.	54,000	9,897
#*	Zensun Enterprises Ltd.	48,000	7,857
*	Zhaobangji Properties Holdings Ltd.	192,000	11,530
TOTAL HONG KONG			6,795,753
IRELAND — (0.5%)
	AIB Group PLC	29,330	123,203
	Bank of Ireland Group PLC	95,240	1,017,529
	Cairn Homes PLC	51,549	54,799
*	Dalata Hotel Group PLC	14,402	60,844
	FBD Holdings PLC	4,062	50,093
	Glanbia PLC	12,111	147,790
*Ω	Glenveagh Properties PLC	45,172	46,280
	Irish Continental Group PLC	11,766	55,161
	Kenmare Resources PLC	255	1,471
*	Permanent TSB Group Holdings PLC	10,745	23,968
TOTAL IRELAND			1,581,138
ISRAEL — (1.2%)
	Adgar Investment & Development Ltd.	8,764	12,812
	Afcon Holdings Ltd.	210	8,537
*	AFI Properties Ltd.	1,537	50,219
	Africa Israel Residences Ltd.	738	34,654
*	Allot Ltd.	3,228	12,165
	Alrov Properties & Lodgings Ltd.	854	43,290
	Arad Ltd.	1,518	18,917
*	Argo Properties NV	489	10,289
	Ashtrom Group Ltd.	3,997	75,685
	AudioCodes Ltd.	11,576	221,912
	Aura Investments Ltd.	17,282	29,652
	Automatic Bank Services Ltd.	824	3,458
	Azorim-Investment Development & Construction Co. Ltd.	17,951	60,513
*	Bet Shemesh Engines Holdings 1997 Ltd.	859	21,391
#*	BioLine RX Ltd.	55,677	2,335
	Blue Square Real Estate Ltd.	659	40,038
*	Brack Capital Properties NV	398	43,877

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Brainsway Ltd., ADR	1,000	$2,040
*	Camtek Ltd.	891	23,504
	Carasso Motors Ltd.	2,736	17,458
*	Cellcom Israel Ltd.	9,478	46,790
*	Clal Insurance Enterprises Holdings Ltd.	6,792	116,621
	Danel Adir Yeoshua Ltd.	595	45,752
	Delek Automotive Systems Ltd.	6,324	78,101
*	Delek Group Ltd.	444	48,207
	Delta Galil Ltd.	1,096	43,204
	Dor Alon Energy in Israel 1988 Ltd.	633	16,256
	Electra Consumer Products 1970 Ltd.	917	27,064
	Electra Real Estate Ltd.	2,747	30,882
*	Ellomay Capital Ltd.	458	7,882
	Elron Ventures Ltd.	1,931	3,176
*	Equital Ltd.	2,724	76,174
	FMS Enterprises Migun Ltd.	605	19,461
	Formula Systems 1985 Ltd.	1,099	87,295
	Fox Wizel Ltd.	512	46,307
	Gav-Yam Lands Corp. Ltd.	11,901	96,158
*	Gilat Satellite Networks Ltd.	6,085	32,966
*	Hagag Group Real Estate Development	1,534	8,081
	Hamat Group Ltd.	1,543	10,211
	Hilan Ltd.	1,842	89,753
	IDI Insurance Co. Ltd.	960	22,952
	IES Holdings Ltd.	375	24,383
	Ilex Medical Ltd.	584	14,911
	Infinya Ltd.	473	49,319
	Inrom Construction Industries Ltd.	12,208	47,784
	Isracard Ltd.	18,363	61,902
	Israel Canada T.R Ltd.	14,745	38,914
	Israel Land Development Co. Ltd.	2,893	33,621
	Isras Investment Co. Ltd.	192	37,471
	Issta Ltd.	883	23,598
*	Kamada Ltd.	3,545	16,476
	Kardan Real Estate Enterprise & Development Ltd.	6,298	6,454
	Kerur Holdings Ltd.	747	17,908
	Klil Industries Ltd.	43	2,693
*	Lahav L.R. Real Estate Ltd.	6,763	7,692
	Levinstein Properties Ltd.	555	13,916
	M Yochananof & Sons Ltd.	507	27,329
	Magic Software Enterprises Ltd.	2,800	45,515
	Malam - Team Ltd.	1,290	27,396
	Matrix IT Ltd.	3,427	72,549
	Max Stock Ltd.	6,828	12,898
#	Maytronics Ltd.	3,730	45,467
	Mediterranean Towers Ltd.	10,111	23,248
	Mega Or Holdings Ltd.	2,846	79,023
*	Mehadrin Ltd.	58	2,106
*	Meitav Investment House Ltd.	2,665	8,595
	Menora Mivtachim Holdings Ltd.	3,498	77,477
	Meshulam Levinstein Contracting & Engineering Ltd.	119	10,263
*	Migdal Insurance & Financial Holdings Ltd.	28,874	35,590
	Mivtach Shamir Holdings Ltd.	1,009	24,304
*	Naphtha Israel Petroleum Corp. Ltd.	5,642	28,986
	Nawi Brothers Ltd.	3,445	26,872
*	Neto Malinda Trading Ltd.	862	19,729
*	Neto ME Holdings Ltd.	211	5,393
	Novolog Ltd.	34,768	23,211
	Oil Refineries Ltd.	202,779	70,133

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	One Software Technologies Ltd.	4,143	$52,209
	Palram Industries 1990 Ltd.	847	5,559
*	Partner Communications Co. Ltd.	18,545	133,352
*	Paz Oil Co. Ltd.	1,014	126,384
*	Perion Network Ltd.	3,977	133,767
	Plasson Industries Ltd.	468	20,150
	Prashkovsky Investments & Construction Ltd.	540	14,609
*	Priortech Ltd.	1,206	23,109
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	64,672
	Raval Ics Ltd.	2,775	3,369
	Retailors Ltd.	555	10,307
	Sano-Brunos Enterprises Ltd.	278	18,016
	Scope Metals Group Ltd.	872	32,426
	Summit Real Estate Holdings Ltd.	3,085	43,851
	Tadiran Group Ltd.	324	32,728
Ω	Tamar Petroleum Ltd.	7,885	20,577
	Tel Aviv Stock Exchange Ltd.	10,261	61,985
	Telsys Ltd.	526	27,858
*	Tera Light Ltd.	3,551	5,226
	Tiv Taam Holdings 1 Ltd.	7,339	13,046
	Victory Supermarket Chain Ltd.	648	7,221
	YD More Investments Ltd.	996	2,783
	YH Dimri Construction & Development Ltd.	721	46,619
TOTAL ISRAEL			3,648,988
ITALY — (3.8%)
	A2A SpA	215,174	323,941
	ACEA SpA	5,746	88,083
*	Aeffe SpA	7,022	10,487
Ω	Anima Holding SpA	33,443	147,516
	Aquafil SpA	3,880	25,735
	Ariston Holding NV	1,965	20,372
	Arnoldo Mondadori Editore SpA	22,214	46,438
	Ascopiave SpA	9,023	26,124
#	Avio SpA	1,784	19,292
	Azimut Holding SpA	14,086	351,667
	Banca Generali SpA	7,463	275,321
	Banca IFIS SpA	3,794	63,539
	Banca Mediolanum SpA	24,635	235,693
	Banca Popolare di Sondrio SPA	70,355	345,546
	Banca Profilo SpA	12,870	2,926
Ω	Banca Sistema SpA	3,568	6,667
	Banco BPM SpA	201,502	906,918
	Banco di Desio e della Brianza SpA	5,000	17,401
	BasicNet SpA	3,725	22,375
	BF SpA	2,634	11,099
Ω	BFF Bank SpA	11,656	107,796
	Biesse SpA	1,887	30,419
	BPER Banca	148,501	407,948
	Brembo SpA	20,309	274,174
	Brunello Cucinelli SpA	4,707	392,049
	Buzzi Unicem SpA	12,659	285,051
	Cairo Communication SpA	12,430	22,168
Ω	Carel Industries SpA	5,206	128,771
	Cementir Holding NV	6,965	54,938
*	CIR SpA-Compagnie Industriali	101,938	49,216
	Credito Emiliano SpA	13,446	114,517
*	d'Amico International Shipping SA	174,760	74,217
#	Danieli & C Officine Meccaniche SpA	8,735	176,511

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Datalogic SpA	2,601	$26,174
	De' Longhi SpA	8,022	185,181
	DeA Capital SpA	11,197	18,166
#	Digital Bros SpA	371	8,777
Ω	doValue SpA	7,910	64,435
	El.En. SpA	6,127	95,580
	Elica SpA	3,365	10,647
	Emak SpA	17,016	22,206
Ω	Enav SpA	28,848	132,814
	ERG SpA	398	12,018
	Esprinet SpA	5,827	46,210
*	Eurotech SpA	5,018	17,324
	Fila SpA	1,845	14,352
*	Fincantieri SpA	58,307	38,434
*	FNM SpA	21,790	10,649
*	Garofalo Health Care SpA	3,478	14,081
#*	Geox SpA	8,460	8,739
	Gruppo MutuiOnline SpA	3,819	121,709
	Hera SpA	110,093	316,256
	IMMSI SpA	26,564	14,099
	Interpump Group SpA	9,210	480,301
	Iren SpA	80,607	145,986
	Italgas SpA	64,514	377,646
	Italmobiliare SpA	1,795	48,080
*	Iveco Group NV	28,906	236,757
	IVS Group SA	4,434	17,261
*	KME Group SpA	17,854	13,727
	Leonardo SpA	52,338	538,984
	LU-VE SpA	589	17,141
	Maire Tecnimont SpA	20,289	78,195
#*††	Mariella Burani Fashion Group SpA	422	0
	MFE-MediaForEurope NV, Class A	111,125	48,700
#	MFE-MediaForEurope NV, Class B	41,897	28,368
	Openjobmetis SpA agenzia per il lavoro	845	8,484
	Orsero SpA	1,122	18,628
Ω	OVS SpA	36,563	88,030
	Pharmanutra SpA	513	32,896
	Piaggio & C SpA	22,030	83,222
Ω	Piovan SpA	1,011	10,922
Ω	Pirelli & C SpA	49,089	245,773
	Prima Industrie SpA	444	12,022
Ω	RAI Way SpA	12,339	70,472
	Reply SpA	2,858	370,989
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	17,514
	Sabaf SpA	1,277	24,585
#	SAES Getters SpA	1,791	58,693
*	Safilo Group SpA	25,816	38,665
#	Salvatore Ferragamo SpA	6,239	123,816
	Sanlorenzo SpA/Ameglia	1,680	73,754
*	Saras SpA	96,405	167,141
	Sesa SpA	924	125,734
#	SIT SpA	1,306	8,905
*	Sogefi SpA	8,720	10,534
	SOL SpA	5,639	124,429
	Somec SpA	249	8,464
*	Spaxs SpA	8,205	67,325
	Tamburi Investment Partners SpA	17,781	147,921
Ω	Technogym SpA	19,877	176,307
#*	Telecom Italia SpA	1,396,936	402,189

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Tinexta SpA	3,499	$95,174
*	TXT e-solutions SpA	923	14,406
#Ω	Unieuro SpA	2,055	25,236
	Unipol Gruppo SpA	55,252	289,375
	UnipolSai Assicurazioni SpA	12,521	33,306
#	Webuild SpA	21,276	37,516
	Wiit SpA	741	17,090
	Zignago Vetro SpA	4,325	73,824
TOTAL ITALY			11,377,253
JAPAN — (23.0%)
	&Do Holdings Co. Ltd.	600	3,863
	77 Bank Ltd.	7,100	126,802
	A&D HOLON Holdings Co. Ltd.	3,000	24,566
*	Access Co. Ltd.	5,300	39,487
	Achilles Corp.	1,800	17,339
	Adastria Co. Ltd.	3,140	52,992
	ADEKA Corp.	10,400	175,981
	Ad-sol Nissin Corp.	1,200	12,719
#	Adtec Plasma Technology Co. Ltd.	800	9,629
	Advan Group Co. Ltd.	3,100	20,995
	Advance Create Co. Ltd.	1,400	12,182
#	Adventure, Inc.	300	24,068
	Aeon Delight Co. Ltd.	2,600	61,722
#	Aeon Fantasy Co. Ltd.	800	19,211
	AEON Financial Service Co. Ltd.	1,400	14,191
#	Aeon Hokkaido Corp.	2,900	20,353
	Aeon Kyushu Co. Ltd.	800	14,599
	Aeria, Inc.	2,100	6,132
	AFC-HD AMS Life Science Co. Ltd.	1,400	9,670
	Agro-Kanesho Co. Ltd.	900	11,039
	Ahresty Corp.	2,700	10,226
	Ai Holdings Corp.	3,800	64,194
	Aica Kogyo Co. Ltd.	6,100	147,516
	Aichi Corp.	5,600	33,545
	Aichi Financial Group, Inc.	5,796	103,519
	Aichi Steel Corp.	1,500	26,626
	Aichi Tokei Denki Co. Ltd.	900	9,470
	Aida Engineering Ltd.	6,800	42,696
	Aiful Corp.	43,200	130,615
	Ain Holdings, Inc.	3,300	142,690
	Aiphone Co. Ltd.	1,800	26,875
	Airport Facilities Co. Ltd.	3,500	13,958
	Airtech Japan Ltd.	1,000	8,539
	Airtrip Corp.	1,800	36,929
	Aisan Industry Co. Ltd.	6,170	35,786
	AIT Corp.	1,200	13,892
	Aizawa Securities Group Co. Ltd.	5,200	28,492
	Ajis Co. Ltd.	800	14,511
	Akatsuki Corp.	3,500	8,639
	Akatsuki, Inc.	1,100	19,573
*	Akebono Brake Industry Co. Ltd.	14,000	16,636
	Akita Bank Ltd.	2,400	34,759
	Albis Co. Ltd.	800	14,871
	Alconix Corp.	2,600	27,878
	Alinco, Inc.	2,200	17,625
#	Alleanza Holdings Co. Ltd.	1,400	11,219
*	Allied Architects, Inc.	2,200	22,321
*	Allied Telesis Holdings KK	18,800	16,965

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Alpen Co. Ltd.	2,000	$29,946
	Alpha Corp.	500	3,635
	Alps Alpine Co. Ltd.	13,900	142,419
	Alps Logistics Co. Ltd.	2,000	18,511
	Altech Corp.	2,310	39,707
	Amano Corp.	7,200	131,731
	Amiyaki Tei Co. Ltd.	300	6,758
	Amuse, Inc.	1,600	21,331
	Amvis Holdings, Inc.	1,700	45,516
	Anest Iwata Corp.	5,900	39,671
#*	AnGes, Inc.	12,200	12,744
	Anicom Holdings, Inc.	11,000	52,291
	Anritsu Corp.	18,000	172,429
	AOI Electronics Co. Ltd.	500	7,066
	AOKI Holdings, Inc.	5,300	27,945
	Aoyama Trading Co. Ltd.	5,900	41,250
	Aoyama Zaisan Networks Co. Ltd.	3,200	28,262
#	Aozora Bank Ltd.	1,600	31,991
	Apaman Co. Ltd.	1,800	6,453
	Arakawa Chemical Industries Ltd.	2,600	19,959
	Arata Corp.	1,800	58,381
#	Arcland Service Holdings Co. Ltd.	2,000	33,239
	ARCLANDS Corp.	3,300	37,181
	Arcs Co. Ltd.	5,300	89,566
	Ardepro Co. Ltd.	1,670	4,903
	Arealink Co. Ltd.	1,000	14,368
	Argo Graphics, Inc.	2,400	75,052
	Arisawa Manufacturing Co. Ltd.	5,100	55,200
	ARTERIA Networks Corp.	2,800	27,054
	Artiza Networks, Inc.	900	6,617
	Artnature, Inc.	1,000	5,824
#*	Aruhi Corp.	1,300	10,328
	As One Corp.	4,000	179,301
	Asahi Co. Ltd.	1,600	16,922
	Asahi Diamond Industrial Co. Ltd.	9,000	51,661
	Asahi Holdings, Inc.	10,600	166,773
	Asahi Kogyosha Co. Ltd.	1,200	19,231
	Asahi Net, Inc.	1,700	7,830
	Asahi Printing Co. Ltd.	1,100	7,273
	ASAHI YUKIZAI Corp.	2,300	52,686
	Asanuma Corp.	2,200	55,122
	Ascentech KK	700	2,716
	Asia Pile Holdings Corp.	4,100	20,325
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	31,766
	ASKUL Corp.	4,900	64,770
	Asti Corp.	400	9,046
*	Atrae, Inc.	1,800	17,531
*	Atsugi Co. Ltd.	4,000	12,033
#	Aucnet, Inc.	900	13,088
	Autobacs Seven Co. Ltd.	8,900	99,082
	Avant Group Corp.	2,800	31,179
#	Avantia Co. Ltd.	1,300	8,005
	Avex, Inc.	4,000	54,023
	Awa Bank Ltd.	5,300	89,196
	Axial Retailing, Inc.	2,600	70,492
*	Axxzia, Inc.	1,900	19,352
#	AZ-COM MARUWA Holdings, Inc.	4,100	51,749
	Bando Chemical Industries Ltd.	5,100	39,969
	Bank of Iwate Ltd.	2,000	33,297

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of Nagoya Ltd.	1,900	$51,689
	Bank of Saga Ltd.	2,500	35,703
	Bank of the Ryukyus Ltd.	7,000	51,986
#	Bank of Toyama Ltd.	600	8,520
#	Baroque Japan Ltd.	1,700	11,074
	Base Co. Ltd.	600	20,904
	Beauty Garage, Inc.	400	11,249
	Belc Co. Ltd.	1,400	60,322
	Bell System24 Holdings, Inc.	4,200	48,347
	Belluna Co. Ltd.	9,800	52,684
	Benesse Holdings, Inc.	10,200	156,015
#*	Bengo4.com, Inc.	900	18,731
#	Bic Camera, Inc.	11,200	105,774
	BML, Inc.	3,000	74,599
#	Bookoff Group Holdings Ltd.	1,000	9,853
	Bourbon Corp.	1,100	17,883
	BP Castrol KK	1,300	8,864
#	Br Holdings Corp.	4,900	12,836
*	BrainPad, Inc.	1,500	8,482
	Broadleaf Co. Ltd.	3,200	11,298
	Broccoli Co. Ltd.	1,000	8,348
	Bull-Dog Sauce Co. Ltd.	1,300	18,786
#	Bunka Shutter Co. Ltd.	6,984	62,560
	Bushiroad, Inc.	5,400	28,286
	Business Brain Showa-Ota, Inc.	1,800	27,408
	Business Engineering Corp.	800	15,507
	BuySell Technologies Co. Ltd.	500	23,382
	C Uyemura & Co. Ltd.	1,600	81,702
	CAC Holdings Corp.	1,700	18,834
	Canon Electronics, Inc.	2,600	34,169
	Careerlink Co. Ltd.	600	12,151
#	Carenet, Inc.	2,000	16,687
	Carlit Holdings Co. Ltd.	2,600	15,429
	Carta Holdings, Inc.	1,100	14,257
	Cawachi Ltd.	2,700	46,644
#*	CellSource Co. Ltd.	600	16,931
#	Celsys, Inc.	5,600	31,293
	Central Automotive Products Ltd.	1,600	29,877
	Central Glass Co. Ltd.	3,400	75,085
	Central Security Patrols Co. Ltd.	1,400	28,295
	Central Sports Co. Ltd.	900	17,181
#	Ceres, Inc.	600	4,814
	Change, Inc.	4,200	77,941
	Charm Care Corp. KK	1,800	16,196
	Chiba Kogyo Bank Ltd.	7,400	28,667
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	17,238
	Chino Corp.	900	13,366
	Chiyoda Co. Ltd.	4,400	26,836
*	Chiyoda Corp.	22,200	66,003
*	Chiyoda Integre Co. Ltd.	1,900	33,075
	Chofu Seisakusho Co. Ltd.	3,306	53,806
	Chori Co. Ltd.	2,100	38,317
	Chubu Shiryo Co. Ltd.	3,200	25,531
	Chudenko Corp.	3,900	64,310
	Chuetsu Pulp & Paper Co. Ltd.	1,400	11,080
	Chugai Ro Co. Ltd.	700	9,449
	Chugin Financial Group, Inc.	19,000	138,256
	Chugoku Electric Power Co., Inc.	38,100	209,454
	Chugoku Marine Paints Ltd.	6,600	50,266

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chuo Spring Co. Ltd.	2,000	$11,622
	Chuo Warehouse Co. Ltd.	1,000	7,407
	CI Takiron Corp.	6,400	25,791
	Citizen Watch Co. Ltd.	31,400	149,388
	CKD Corp.	5,600	86,728
#	CK-San-Etsu Co. Ltd.	400	13,265
	Cleanup Corp.	3,800	19,096
	CMIC Holdings Co. Ltd.	1,500	20,321
	CMK Corp.	9,700	38,085
	COLOPL, Inc.	8,600	44,038
	Colowide Co. Ltd.	8,400	118,992
	Computer Engineering & Consulting Ltd.	1,100	12,818
	Computer Institute of Japan Ltd.	2,280	17,253
	Comture Corp.	2,900	55,760
	CONEXIO Corp.	2,400	35,327
*	COOKPAD, Inc.	8,200	13,737
	Core Corp.	800	9,368
	Corona Corp.	2,600	18,424
	Cosel Co. Ltd.	5,400	46,153
	Cosmo Energy Holdings Co. Ltd.	1,000	28,044
	Cota Co. Ltd.	2,771	36,663
	CRE, Inc.	2,600	21,766
	Create Restaurants Holdings, Inc.	14,800	113,034
	Create SD Holdings Co. Ltd.	3,100	84,350
	Credit Saison Co. Ltd.	5,200	68,128
	Creek & River Co. Ltd.	1,700	28,680
	Cresco Ltd.	1,800	25,370
	Cross Cat Co. Ltd.	1,200	13,149
*	CrowdWorks, Inc.	1,400	17,346
	CTI Engineering Co. Ltd.	1,400	35,707
	CTS Co. Ltd.	5,000	31,048
#	Cube System, Inc.	1,200	10,162
	Curves Holdings Co. Ltd.	7,300	46,671
	Cyberlinks Co. Ltd.	1,300	9,909
	Cybozu, Inc.	3,400	68,975
	Dai Nippon Toryo Co. Ltd.	3,400	20,631
	Daicel Corp.	23,500	173,390
	Dai-Dan Co. Ltd.	1,500	25,436
	Daido Kogyo Co. Ltd.	900	5,264
	Daido Metal Co. Ltd.	5,500	21,164
	Daido Steel Co. Ltd.	3,900	147,460
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	9,890
	Daihen Corp.	2,200	71,787
	Daiho Corp.	1,400	39,529
	Dai-Ichi Cutter Kogyo KK	900	7,142
	Daiichi Jitsugyo Co. Ltd.	1,000	36,186
	Daiichi Kensetsu Corp.	1,100	11,488
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	21,051
	Daiichikosho Co. Ltd.	3,700	115,045
	Daiken Corp.	1,400	23,655
	Daiken Medical Co. Ltd.	2,800	9,965
	Daiki Aluminium Industry Co. Ltd.	5,000	55,426
	Daikoku Denki Co. Ltd.	900	13,922
#	Daikokutenbussan Co. Ltd.	800	33,506
	Daikyonishikawa Corp.	4,200	19,758
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	44,741
	Daio Paper Corp.	10,400	80,248
	Daiseki Co. Ltd.	5,776	194,644
	Daishi Hokuetsu Financial Group, Inc.	4,500	107,362

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daishinku Corp.	3,200	$18,316
	Daisue Construction Co. Ltd.	500	4,498
	Daito Bank Ltd.	1,000	5,857
	Daito Pharmaceutical Co. Ltd.	1,450	29,361
	Daitron Co. Ltd.	1,600	30,058
	Daiwa Industries Ltd.	4,300	40,037
	Daiwabo Holdings Co. Ltd.	10,500	158,927
	DCM Holdings Co. Ltd.	14,700	133,778
	Dear Life Co. Ltd.	5,600	26,980
	DeNA Co. Ltd.	11,000	154,240
	Denka Co. Ltd.	7,800	161,808
#	Densan System Holdings Co. Ltd.	1,300	21,743
	Denyo Co. Ltd.	2,000	23,855
	Dexerials Corp.	7,600	162,457
	Diamond Electric Holdings Co. Ltd.	600	6,344
	DIC Corp.	10,500	195,216
	Digital Arts, Inc.	1,600	71,467
	Digital Garage, Inc.	4,400	157,266
	Digital Hearts Holdings Co. Ltd.	1,200	17,786
#*	Digital Holdings, Inc.	1,900	18,525
	Digital Information Technologies Corp.	800	11,231
	Dip Corp.	3,400	100,914
	Direct Marketing MiX, Inc.	3,000	38,154
	DKK Co. Ltd.	1,600	23,721
	DKS Co. Ltd.	1,200	18,019
	DMG Mori Co. Ltd.	15,100	230,641
	Doshisha Co. Ltd.	2,900	37,974
	Double Standard, Inc.	600	10,201
	Doutor Nichires Holdings Co. Ltd.	4,112	59,180
	Dowa Holdings Co. Ltd.	5,000	174,566
#	Drecom Co. Ltd.	2,400	14,681
	DTS Corp.	4,800	117,725
	Duskin Co. Ltd.	5,100	119,195
	DyDo Group Holdings, Inc.	1,400	50,930
	Eagle Industry Co. Ltd.	4,100	35,959
	Earth Corp.	400	15,617
	EAT & Holdings Co. Ltd.	1,200	21,717
	Ebara Foods Industry, Inc.	800	19,024
	Ebara Jitsugyo Co. Ltd.	1,800	35,178
	Ebase Co. Ltd.	3,100	13,508
#	Eco's Co. Ltd.	800	11,542
	EDION Corp.	9,300	91,855
	EF-ON, Inc.	2,280	9,118
	eGuarantee, Inc.	4,200	78,352
	E-Guardian, Inc.	1,100	23,170
	Ehime Bank Ltd.	4,800	35,573
	Eidai Co. Ltd.	3,000	5,171
	Eiken Chemical Co. Ltd.	5,700	69,799
	Eizo Corp.	2,000	55,905
	EJ Holdings, Inc.	1,200	12,258
	Elan Corp.	3,700	28,710
	Elecom Co. Ltd.	6,500	68,230
	Elematec Corp.	2,800	35,506
	EM Systems Co. Ltd.	4,700	34,125
	en Japan, Inc.	4,100	78,059
	Endo Lighting Corp.	1,700	10,124
	Enigmo, Inc.	2,600	12,412
	Enomoto Co. Ltd.	1,000	13,763
	Enplas Corp.	1,000	28,894

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Envipro Holdings, Inc.	1,400	$8,234
	eRex Co. Ltd.	2,800	51,831
	ES-Con Japan Ltd.	4,600	29,735
	Eslead Corp.	1,000	16,394
	ESPEC Corp.	2,400	37,430
	Exedy Corp.	4,200	56,495
	EXEO Group, Inc.	11,800	214,566
	Ezaki Glico Co. Ltd.	6,500	181,635
	F&M Co. Ltd.	1,000	19,302
	FALCO HOLDINGS Co. Ltd.	1,400	19,866
	FCC Co. Ltd.	4,400	49,016
*	FDK Corp.	2,600	18,570
	Feed One Co. Ltd.	3,920	20,632
	Ferrotec Holdings Corp.	6,400	160,299
	Fibergate, Inc.	1,100	7,759
	FIDEA Holdings Co. Ltd.	3,050	34,835
	Financial Partners Group Co. Ltd.	8,400	68,764
	FINDEX, Inc.	1,700	6,833
#	First Bank of Toyama Ltd.	4,700	23,602
	First Juken Co. Ltd.	900	7,217
	Fixstars Corp.	3,000	30,328
	FJ Next Holdings Co. Ltd.	3,100	23,900
	Focus Systems Corp.	1,700	13,954
	Forum Engineering, Inc.	1,200	8,099
	Foster Electric Co. Ltd.	3,400	25,125
	FP Corp.	1,600	43,479
	France Bed Holdings Co. Ltd.	3,800	28,578
*	FreakOut Holdings, Inc.	800	8,934
	Freebit Co. Ltd.	2,000	17,278
	Freund Corp.	1,700	8,755
	F-Tech, Inc.	1,600	6,702
	FTGroup Co. Ltd.	1,100	9,618
	Fudo Tetra Corp.	1,930	22,926
	Fuji Co. Ltd.	1,000	14,278
	Fuji Corp.	11,800	186,407
	Fuji Corp. Ltd.	5,200	27,430
	Fuji Kosan Co. Ltd.	1,000	9,823
	Fuji Kyuko Co. Ltd.	2,800	98,366
	Fuji Media Holdings, Inc.	8,300	70,102
	Fuji Oil Co. Ltd.	8,300	17,017
	Fuji Oil Holdings, Inc.	6,700	106,249
	Fuji Pharma Co. Ltd.	2,000	16,394
	Fuji Seal International, Inc.	6,000	77,980
	Fuji Soft, Inc.	1,300	77,594
	Fujibo Holdings, Inc.	1,500	37,403
	Fujicco Co. Ltd.	2,800	40,719
	Fujikura Composites, Inc.	4,200	29,113
	Fujikura Kasei Co. Ltd.	4,200	14,009
	Fujikura Ltd.	15,400	117,061
	Fujimi, Inc.	1,700	86,215
	Fujimori Kogyo Co. Ltd.	1,400	35,945
	Fujiya Co. Ltd.	1,700	33,225
	FuKoKu Co. Ltd.	1,200	9,635
	Fukuda Corp.	1,000	35,024
	Fukuda Denshi Co. Ltd.	2,800	97,578
	Fukui Bank Ltd.	2,700	34,720
	Fukui Computer Holdings, Inc.	1,900	43,816
	Fukushima Galilei Co. Ltd.	1,600	54,311
	Fukuyama Transporting Co. Ltd.	3,000	77,628

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FULLCAST Holdings Co. Ltd.	2,600	$56,474
	Fumakilla Ltd.	1,500	12,369
	Funai Soken Holdings, Inc.	4,260	92,197
	Furukawa Battery Co. Ltd.	2,400	19,869
	Furukawa Co. Ltd.	4,100	41,794
	Furukawa Electric Co. Ltd.	8,000	155,267
	Furuno Electric Co. Ltd.	3,500	25,089
	Furuya Metal Co. Ltd.	700	52,603
	Furyu Corp.	1,400	12,494
	Fuso Chemical Co. Ltd.	2,600	73,874
	Fuso Pharmaceutical Industries Ltd.	1,100	16,390
	Futaba Corp.	5,300	22,788
	Futaba Industrial Co. Ltd.	8,700	26,189
	Future Corp.	5,800	75,527
	Fuyo General Lease Co. Ltd.	2,000	137,455
	G-7 Holdings, Inc.	4,000	49,525
	Gakken Holdings Co. Ltd.	4,500	33,777
	Gakkyusha Co. Ltd.	1,000	15,562
	Gecoss Corp.	2,000	13,592
	Genki Sushi Co. Ltd.	800	18,481
	Genky DrugStores Co. Ltd.	1,000	28,815
	Geo Holdings Corp.	3,800	55,512
	Gift Holdings, Inc.	600	19,395
	Giken Ltd.	1,200	27,321
	GL Sciences, Inc.	1,300	23,675
	GLOBERIDE, Inc.	2,800	57,408
	Glory Ltd.	5,600	97,945
	GMO Financial Gate, Inc.	200	12,805
#	GMO Financial Holdings, Inc.	4,400	18,714
	GMO GlobalSign Holdings KK	400	13,332
	GMO internet group, Inc.	1,800	35,424
	Godo Steel Ltd.	1,600	30,843
	Goldcrest Co. Ltd.	2,590	32,492
	Golf Digest Online, Inc.	1,000	11,634
	Good Com Asset Co. Ltd.	1,800	10,951
	Gree, Inc.	8,100	44,075
	gremz, Inc.	1,700	26,448
	GS Yuasa Corp.	9,000	157,491
	GSI Creos Corp.	1,000	11,860
	G-Tekt Corp.	3,300	39,227
	Gun-Ei Chemical Industry Co. Ltd.	700	13,334
*	GungHo Online Entertainment, Inc.	5,900	98,326
	Gunma Bank Ltd.	47,600	185,678
	Gunze Ltd.	2,200	72,449
	H.U. Group Holdings, Inc.	6,900	146,453
	H2O Retailing Corp.	11,700	114,183
	HABA Laboratories, Inc.	400	7,582
	Hachijuni Bank Ltd.	37,200	161,573
	Hagihara Industries, Inc.	1,400	12,754
	Hagiwara Electric Holdings Co. Ltd.	1,000	19,910
	Hagoromo Foods Corp.	600	13,803
	Hakudo Co. Ltd.	800	15,986
	Hakuto Co. Ltd.	1,600	56,009
	Halows Co. Ltd.	1,600	39,192
	Hamakyorex Co. Ltd.	2,200	55,094
	Handsman Co. Ltd.	800	7,203
	Hanwa Co. Ltd.	4,500	143,285
	Happinet Corp.	2,800	43,771
	Hard Off Corp. Co. Ltd.	2,400	23,883

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Harima Chemicals Group, Inc.	2,500	$16,115
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,493
	Hazama Ando Corp.	19,410	128,774
	Heiwa Corp.	7,400	134,266
	Heiwa Real Estate Co. Ltd.	3,200	91,552
#	Heiwado Co. Ltd.	3,500	58,497
#*	Hennge KK	1,000	7,937
	Hibiya Engineering Ltd.	2,400	36,235
	HI-LEX Corp.	3,300	29,263
	Hioki EE Corp.	1,400	80,048
	Hirakawa Hewtech Corp.	1,200	11,048
#	Hirano Tecseed Co. Ltd.	1,100	19,491
	Hirata Corp.	1,100	54,424
	Hirogin Holdings, Inc.	34,000	177,291
*	Hiroshima Electric Railway Co. Ltd.	2,000	12,630
	Hiroshima Gas Co. Ltd.	6,100	16,059
	Hisaka Works Ltd.	4,200	27,882
	Hitachi Zosen Corp.	20,400	135,083
	Hito Communications Holdings, Inc.	1,000	12,536
	Hochiki Corp.	1,700	18,976
	Hodogaya Chemical Co. Ltd.	800	20,615
	Hogy Medical Co. Ltd.	1,900	49,346
	Hokkaido Coca-Cola Bottling Co. Ltd.	600	18,860
	Hokkaido Electric Power Co., Inc.	25,500	94,336
	Hokkaido Gas Co. Ltd.	2,400	32,914
	Hokkan Holdings Ltd.	1,200	13,026
	Hokko Chemical Industry Co. Ltd.	3,300	21,224
	Hokkoku Financial Holdings, Inc.	2,900	91,910
	Hokuetsu Corp.	14,600	93,987
	Hokuetsu Industries Co. Ltd.	2,800	30,991
	Hokuhoku Financial Group, Inc.	16,600	131,471
	Hokuriku Electric Industry Co. Ltd.	400	4,003
	Hokuriku Electric Power Co.	24,000	99,274
	Hokuriku Electrical Construction Co. Ltd.	1,800	9,641
	Hokuto Corp.	2,800	40,697
	H-One Co. Ltd.	4,000	20,400
	Honeys Holdings Co. Ltd.	2,670	30,140
	Hoosiers Holdings Co. Ltd.	5,300	32,348
	Horiba Ltd.	4,300	198,026
	Hosiden Corp.	6,600	80,056
	Hosokawa Micron Corp.	2,000	42,653
	Hotland Co. Ltd.	1,300	14,095
*	Hotto Link, Inc.	2,300	6,617
	House Foods Group, Inc.	2,200	46,938
	Howa Machinery Ltd.	2,200	16,464
	HPC Systems, Inc.	300	4,609
	HS Holdings Co. Ltd.	3,300	30,946
	Hyakugo Bank Ltd.	26,900	86,877
	Hyakujushi Bank Ltd.	3,400	53,433
	IBJ, Inc.	2,800	21,644
	Ichigo, Inc.	6,400	14,669
	Ichiken Co. Ltd.	700	9,763
	Ichikoh Industries Ltd.	8,700	26,034
	Ichimasa Kamaboko Co. Ltd.	1,100	5,974
	Ichinen Holdings Co. Ltd.	3,100	30,723
	Ichiyoshi Securities Co. Ltd.	7,100	33,933
#	Icom, Inc.	1,500	29,410
	ID Holdings Corp.	1,950	14,700
	IDEA Consultants, Inc.	500	6,658

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Idec Corp.	4,000	$95,247
	IDOM, Inc.	8,500	54,787
	Ihara Science Corp.	1,200	21,282
	Iino Kaiun Kaisha Ltd.	10,400	73,633
	IJTT Co. Ltd.	2,100	8,611
	I'll, Inc.	900	13,355
	Imagica Group, Inc.	2,700	14,031
	Imasen Electric Industrial	901	4,923
	i-mobile Co. Ltd.	1,200	11,613
	Impact HD, Inc.	400	13,911
	Imuraya Group Co. Ltd.	1,100	18,979
	Inaba Denki Sangyo Co. Ltd.	6,400	139,045
#	Inaba Seisakusho Co. Ltd.	1,700	18,199
	Inabata & Co. Ltd.	5,800	112,582
	Inageya Co. Ltd.	3,000	30,000
*	I-NE Co. Ltd.	800	19,443
	Ines Corp.	3,000	31,984
	I-Net Corp.	1,600	16,161
	Infocom Corp.	2,600	43,827
	Infomart Corp.	30,200	97,699
	Information Services International-Dentsu Ltd.	2,900	96,072
	INFRONEER Holdings, Inc.	10,744	85,763
	Innotech Corp.	2,400	25,013
	Insource Co. Ltd.	5,000	56,253
	Intage Holdings, Inc.	5,900	71,103
	Inter Action Corp.	1,600	18,063
	Inui Global Logistics Co. Ltd.	1,200	18,490
	I-PEX, Inc.	1,400	12,462
	IPS, Inc.	400	8,807
	IR Japan Holdings Ltd.	1,000	14,097
	Iriso Electronics Co. Ltd.	3,200	107,386
	I'rom Group Co. Ltd.	900	16,896
	ISB Corp.	2,200	20,237
	Iseki & Co. Ltd.	2,500	23,543
	Ishihara Chemical Co. Ltd.	1,400	13,678
	Ishihara Sangyo Kaisha Ltd.	4,400	37,459
*	Istyle, Inc.	11,800	44,909
	Itfor, Inc.	3,600	23,996
	ITmedia, Inc.	1,700	20,497
	Itochu Enex Co. Ltd.	6,800	58,286
	Itochu-Shokuhin Co. Ltd.	900	34,930
	Itoham Yonekyu Holdings, Inc.	17,000	93,337
	Itoki Corp.	4,500	24,352
	IwaiCosmo Holdings, Inc.	2,900	29,713
	Iwaki Co. Ltd.	1,300	12,652
	Iwasaki Electric Co. Ltd.	1,100	20,238
	Iwatsu Electric Co. Ltd.	300	1,744
	Iwatsuka Confectionery Co. Ltd.	500	16,455
	Iyogin Holdings, Inc.	31,100	175,522
	Izumi Co. Ltd.	3,700	83,774
	J Front Retailing Co. Ltd.	2,100	19,558
	J Trust Co. Ltd.	8,300	36,455
	JAC Recruitment Co. Ltd.	2,400	43,618
	Jaccs Co. Ltd.	2,800	90,328
	JAFCO Group Co. Ltd.	9,500	169,529
	JANOME Corp.	2,299	10,732
	Japan Aviation Electronics Industry Ltd.	5,700	97,925
	Japan Best Rescue System Co. Ltd.	3,000	18,955
	Japan Cash Machine Co. Ltd.	3,300	29,099

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Japan Communications, Inc.	19,200	$32,589
	Japan Electronic Materials Corp.	1,700	18,895
	Japan Elevator Service Holdings Co. Ltd.	7,700	108,702
#	Japan Foundation Engineering Co. Ltd.	2,900	11,947
#	Japan Investment Adviser Co. Ltd.	1,100	9,307
	Japan Lifeline Co. Ltd.	8,700	63,942
	Japan Material Co. Ltd.	8,700	163,173
	Japan Medical Dynamic Marketing, Inc.	3,570	23,857
	Japan Petroleum Exploration Co. Ltd.	4,700	152,358
	Japan Property Management Center Co. Ltd.	900	6,963
	Japan Pulp & Paper Co. Ltd.	1,600	67,506
	Japan Pure Chemical Co. Ltd.	1,000	18,326
	Japan Securities Finance Co. Ltd.	12,200	110,618
	Japan Steel Works Ltd.	3,700	78,824
	Japan System Techniques Co. Ltd.	1,600	21,890
	Japan Transcity Corp.	5,400	22,285
	Japan Wool Textile Co. Ltd.	5,200	38,716
	Jastec Co. Ltd.	1,200	11,201
	JBCC Holdings, Inc.	2,000	28,880
	JCR Pharmaceuticals Co. Ltd.	8,800	108,578
	JCU Corp.	2,500	61,991
	JDC Corp.	4,100	17,560
	Jeol Ltd.	5,700	167,375
	JFE Systems, Inc.	1,100	21,441
#*	JIG-SAW, Inc.	800	29,409
	Jimoto Holdings, Inc.	2,110	7,247
	JINS Holdings, Inc.	1,700	51,196
#	JINUSHI Co. Ltd.	1,600	22,867
	JK Holdings Co. Ltd.	2,500	20,420
	J-Lease Co. Ltd.	1,200	24,109
	JM Holdings Co. Ltd.	1,100	15,486
	JMS Co. Ltd.	2,200	8,492
#*	Joban Kosan Co. Ltd.	1,100	10,403
	J-Oil Mills, Inc.	2,600	31,585
	Joshin Denki Co. Ltd.	3,400	52,277
	Joyful Honda Co. Ltd.	5,800	83,326
	JP-Holdings, Inc.	6,800	17,826
	JSB Co. Ltd.	600	18,734
	JSP Corp.	1,900	23,103
	Juki Corp.	3,700	17,980
	Juroku Financial Group, Inc.	4,100	98,666
	Justsystems Corp.	5,000	124,524
	JVCKenwood Corp.	23,070	64,382
	K&O Energy Group, Inc.	2,300	35,708
	Kadoya Sesame Mills, Inc.	400	10,893
	Kaga Electronics Co. Ltd.	2,700	89,937
	Kagome Co. Ltd.	900	21,982
	Kaken Pharmaceutical Co. Ltd.	4,100	119,006
	Kakiyasu Honten Co. Ltd.	1,100	17,080
*	Kamakura Shinsho Ltd.	2,200	18,104
	Kameda Seika Co. Ltd.	1,800	60,879
	Kamei Corp.	3,600	39,507
	Kanaden Corp.	3,200	27,545
	Kanagawa Chuo Kotsu Co. Ltd.	800	20,459
	Kanamic Network Co. Ltd.	1,800	7,962
	Kanamoto Co. Ltd.	4,200	73,050
	Kandenko Co. Ltd.	13,600	91,408
	Kaneka Corp.	6,500	170,653
	Kaneko Seeds Co. Ltd.	1,800	21,899

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanematsu Corp.	9,205	$112,561
	Kanematsu Electronics Ltd.	1,500	71,636
	Kanemi Co. Ltd.	500	10,971
	Kanto Denka Kogyo Co. Ltd.	6,400	49,683
*	Kaonavi, Inc.	900	16,901
*	Kasai Kogyo Co. Ltd.	3,100	3,999
	Katakura Industries Co. Ltd.	2,700	36,671
	Katitas Co. Ltd.	6,500	159,383
	Kato Sangyo Co. Ltd.	2,900	80,590
	Kato Works Co. Ltd.	1,600	9,495
	Kawada Technologies, Inc.	600	15,683
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	25,999
	KeePer Technical Laboratory Co. Ltd.	1,600	41,215
	Keihanshin Building Co. Ltd.	4,100	43,195
#	KEIWA, Inc.	1,600	19,696
	Keiyo Bank Ltd.	14,800	70,299
	Keiyo Co. Ltd.	6,700	46,288
	Kenko Mayonnaise Co. Ltd.	2,000	20,958
	KeyHolder, Inc.	1,600	9,304
	KFC Holdings Japan Ltd.	1,900	40,897
	KH Neochem Co. Ltd.	4,000	85,257
	Kibun Foods, Inc.	1,500	10,993
	Kimura Chemical Plants Co. Ltd.	3,300	18,214
	King Jim Co. Ltd.	3,000	20,704
*	Kintetsu Department Store Co. Ltd.	1,200	23,753
	Kissei Pharmaceutical Co. Ltd.	3,700	72,892
	Ki-Star Real Estate Co. Ltd.	1,100	41,846
	Kitagawa Corp.	1,600	14,531
	Kita-Nippon Bank Ltd.	1,000	17,135
	Kitano Construction Corp.	700	14,571
#	Kitanotatsujin Corp.	7,800	19,918
	Kitz Corp.	7,900	50,028
	Kiyo Bank Ltd.	7,900	100,421
	Koa Corp.	4,600	67,050
	Koatsu Gas Kogyo Co. Ltd.	3,600	18,399
*	Kobe Electric Railway Co. Ltd.	899	22,170
	Kobe Steel Ltd.	44,040	237,267
	Kohnan Shoji Co. Ltd.	2,300	59,256
	Kohsoku Corp.	1,300	18,851
	Koike Sanso Kogyo Co. Ltd.	400	6,446
	Kojima Co. Ltd.	5,300	23,216
	Kokuyo Co. Ltd.	12,400	176,813
	Komatsu Matere Co. Ltd.	4,200	24,784
	Komatsu Wall Industry Co. Ltd.	1,200	17,679
	KOMEDA Holdings Co. Ltd.	5,800	107,841
	Komehyo Holdings Co. Ltd.	800	16,160
	Komeri Co. Ltd.	4,700	96,415
	Komori Corp.	7,500	50,661
	Konaka Co. Ltd.	1,760	4,620
	Kondotec, Inc.	2,900	22,724
	Konica Minolta, Inc.	60,200	252,286
	Konishi Co. Ltd.	4,000	56,703
	Konoike Transport Co. Ltd.	2,900	34,405
	Konoshima Chemical Co. Ltd.	800	10,829
	Kosaido Holdings Co. Ltd.	3,300	48,880
	Koshidaka Holdings Co. Ltd.	4,100	29,687
	Kotobuki Spirits Co. Ltd.	2,400	157,641
	Kotobukiya Co. Ltd.	200	20,391
	Kozo Keikaku Engineering, Inc.	500	11,029

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KPP Group Holdings Co. Ltd.	3,900	$26,598
	Krosaki Harima Corp.	800	36,835
	KRS Corp.	2,000	14,700
	K's Holdings Corp.	21,700	191,848
	KU Holdings Co. Ltd.	2,400	26,602
	Kufu Co., Inc.	2,600	10,723
	Kumagai Gumi Co. Ltd.	4,400	90,424
	Kumiai Chemical Industry Co. Ltd.	8,267	56,093
	Kurabo Industries Ltd.	1,800	30,871
	Kureha Corp.	2,000	130,625
	Kurimoto Ltd.	2,000	28,485
	Kuriyama Holdings Corp.	1,000	6,243
	Kusuri no Aoki Holdings Co. Ltd.	1,900	107,054
	KYB Corp.	2,000	56,678
	Kyoden Co. Ltd.	1,800	6,964
	Kyodo Printing Co. Ltd.	900	19,913
	Kyoei Steel Ltd.	2,900	31,701
	Kyokuto Boeki Kaisha Ltd.	1,600	17,119
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	43,652
	Kyokuto Securities Co. Ltd.	2,600	11,860
	Kyokuyo Co. Ltd.	1,100	32,465
	KYORIN Holdings, Inc.	4,500	59,646
	Kyoritsu Maintenance Co. Ltd.	3,900	178,128
	Kyosan Electric Manufacturing Co. Ltd.	5,000	15,707
#	Kyowa Electronic Instruments Co. Ltd.	5,600	14,718
	Kyowa Leather Cloth Co. Ltd.	900	3,543
	Kyudenko Corp.	5,800	150,334
	Kyushu Financial Group, Inc.	45,900	168,705
	LA Holdings Co. Ltd.	500	12,101
	LAC Co. Ltd.	2,400	14,935
	Lacto Japan Co. Ltd.	900	14,120
	LEC, Inc.	3,100	23,836
*	Leopalace21 Corp.	19,200	47,653
	Life Corp.	2,300	50,174
	LIFULL Co. Ltd.	8,200	14,058
	LIKE, Inc.	1,600	26,500
	Linical Co. Ltd.	1,600	8,897
	Link & Motivation, Inc.	3,900	19,805
	Lintec Corp.	3,700	64,073
	LITALICO, Inc.	2,500	51,037
	Loadstar Capital KK	1,600	20,082
*	Locondo, Inc.	300	2,360
	Look Holdings, Inc.	700	14,021
*	M&A Capital Partners Co. Ltd.	2,200	74,514
	Mabuchi Motor Co. Ltd.	6,400	183,298
	Macnica Holdings, Inc.	6,399	170,064
	Macromill, Inc.	5,600	49,427
	Maeda Kosen Co. Ltd.	1,900	49,168
	Maezawa Kasei Industries Co. Ltd.	2,100	22,218
	Maezawa Kyuso Industries Co. Ltd.	2,400	17,071
	Makino Milling Machine Co. Ltd.	3,200	114,874
#	Management Solutions Co. Ltd.	1,100	29,882
	Mandom Corp.	5,600	63,489
	Mani, Inc.	9,900	144,808
	MarkLines Co. Ltd.	1,500	30,940
	Mars Group Holdings Corp.	1,800	32,882
	Marubun Corp.	1,900	14,949
	Marudai Food Co. Ltd.	2,600	29,122
	Maruha Nichiro Corp.	5,853	111,127

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruichi Steel Tube Ltd.	7,000	$150,726
#	Marumae Co. Ltd.	1,200	15,733
#	Marusan Securities Co. Ltd.	11,600	38,200
	Maruwa Co. Ltd.	1,000	127,829
	Maruzen CHI Holdings Co. Ltd.	400	1,069
	Maruzen Co. Ltd.	1,400	19,508
	Maruzen Showa Unyu Co. Ltd.	1,600	38,770
	Marvelous, Inc.	3,300	17,681
	Matching Service Japan Co. Ltd.	600	4,895
	Matsuda Sangyo Co. Ltd.	2,125	38,717
	Matsui Construction Co. Ltd.	3,400	15,265
	Matsui Securities Co. Ltd.	16,500	98,806
	Matsuoka Corp.	700	6,371
	Max Co. Ltd.	4,000	62,581
	Maxell Ltd.	6,500	70,937
	Maxvalu Tokai Co. Ltd.	1,200	26,027
	MCJ Co. Ltd.	8,900	69,226
	MEC Co. Ltd.	2,100	40,592
	Media Do Co. Ltd.	900	12,027
	Medical Data Vision Co. Ltd.	3,300	24,965
	Medical System Network Co. Ltd.	2,400	7,459
	Medikit Co. Ltd.	800	15,393
#*	MedPeer, Inc.	1,500	16,797
	Megachips Corp.	2,100	43,848
	Megmilk Snow Brand Co. Ltd.	6,200	86,775
	Meidensha Corp.	5,800	86,162
	Meiji Electric Industries Co. Ltd.	1,400	12,195
#	Meiji Shipping Co. Ltd.	1,700	8,561
	Meiko Electronics Co. Ltd.	3,400	76,218
	Meisei Industrial Co. Ltd.	5,000	31,879
	Meitec Corp.	9,700	182,473
	Meito Sangyo Co. Ltd.	1,200	15,458
#*	Meiwa Corp.	4,100	21,789
	Melco Holdings, Inc.	900	23,228
#	Members Co. Ltd.	1,500	22,412
	Menicon Co. Ltd.	7,700	170,146
#*	MetaReal Corp.	700	6,428
	METAWATER Co. Ltd.	3,600	47,517
	Micronics Japan Co. Ltd.	3,600	38,616
	Midac Holdings Co. Ltd.	1,100	24,038
	Mie Kotsu Group Holdings, Inc.	5,900	22,651
	Mikuni Corp.	2,700	7,097
	Milbon Co. Ltd.	3,200	140,729
	MIMAKI ENGINEERING Co. Ltd.	1,900	8,869
	Mimasu Semiconductor Industry Co. Ltd.	2,319	45,997
#	Ministop Co. Ltd.	1,800	19,633
#	Minkabu The Infonoid, Inc.	1,200	21,390
	Mirai Industry Co. Ltd.	700	8,093
#	Miraial Co. Ltd.	1,100	13,025
#*	Mirainovate Co. Ltd.	4,400	8,064
	Mirait One Corp.	12,300	150,001
	Mirarth Holdings, Inc.	14,600	43,224
	Miroku Jyoho Service Co. Ltd.	2,800	35,093
	Mitani Corp.	4,800	50,035
	Mitani Sangyo Co. Ltd.	3,900	9,519
	Mitani Sekisan Co. Ltd.	1,200	39,208
	Mito Securities Co. Ltd.	10,500	24,124
	Mitsuba Corp.	5,000	19,745
	Mitsubishi Kakoki Kaisha Ltd.	1,000	16,897

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logisnext Co. Ltd.	4,000	$22,306
	Mitsubishi Logistics Corp.	6,400	149,449
	Mitsubishi Materials Corp.	5,300	91,037
*	Mitsubishi Paper Mills Ltd.	6,500	14,810
	Mitsubishi Pencil Co. Ltd.	6,000	67,306
	Mitsubishi Research Institute, Inc.	1,100	42,799
	Mitsubishi Shokuhin Co. Ltd.	1,900	45,798
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	19,836
	Mitsuboshi Belting Ltd.	3,500	99,869
	Mitsui DM Sugar Holdings Co. Ltd.	3,100	48,486
*	Mitsui E&S Holdings Co. Ltd.	9,400	29,255
#	Mitsui High-Tec, Inc.	2,500	131,831
#	Mitsui Matsushima Holdings Co. Ltd.	2,000	49,467
	Mitsui Mining & Smelting Co. Ltd.	6,900	183,823
	Mitsui-Soko Holdings Co. Ltd.	2,900	83,378
	Mitsuuroko Group Holdings Co. Ltd.	4,400	39,964
	Mixi, Inc.	5,600	107,440
	Miyaji Engineering Group, Inc.	900	24,990
	Miyazaki Bank Ltd.	2,000	40,997
#	Miyoshi Oil & Fat Co. Ltd.	1,100	7,872
	Mizuho Leasing Co. Ltd.	3,300	87,551
	Mizuho Medy Co. Ltd.	600	14,919
	Mizuno Corp.	2,500	56,724
	Mochida Pharmaceutical Co. Ltd.	2,600	69,835
*	Modec, Inc.	2,100	22,857
#	Molitec Steel Co. Ltd.	3,900	8,879
	Monex Group, Inc.	23,200	81,844
	Monogatari Corp.	1,700	85,179
#	MORESCO Corp.	1,100	10,282
	Morinaga & Co. Ltd.	4,700	139,359
	Morinaga Milk Industry Co. Ltd.	5,000	184,963
	Moriroku Holdings Co. Ltd.	900	12,328
	Morita Holdings Corp.	3,900	36,502
	Morito Co. Ltd.	2,600	19,043
	Morningstar Japan KK	6,200	22,190
	Morozoff Ltd.	1,500	38,927
#	Mortgage Service Japan Ltd.	1,200	8,239
	Mory Industries, Inc.	900	20,310
	MrMax Holdings Ltd.	4,600	23,615
	MTG Co. Ltd.	800	9,931
	Mugen Estate Co. Ltd.	1,600	6,036
	m-up Holdings, Inc.	4,700	44,977
	Murakami Corp.	1,000	18,453
	Musashi Seimitsu Industry Co. Ltd.	7,100	97,847
	Musashino Bank Ltd.	4,100	71,952
#	NAC Co. Ltd.	1,100	8,128
	Nachi-Fujikoshi Corp.	1,500	45,353
	Nafco Co. Ltd.	2,100	26,344
	Nagano Bank Ltd.	1,300	14,379
	Nagano Keiki Co. Ltd.	2,100	18,584
	Nagase & Co. Ltd.	12,700	204,944
	Nagatanien Holdings Co. Ltd.	1,600	25,073
	Nagawa Co. Ltd.	800	49,188
	Naigai Trans Line Ltd.	700	11,723
	Nakabayashi Co. Ltd.	3,300	12,353
	Nakamoto Packs Co. Ltd.	700	8,551
	Nakamuraya Co. Ltd.	600	14,165
	Nakanishi, Inc.	9,300	197,305
	Nakano Refrigerators Co. Ltd.	200	8,497

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakayama Steel Works Ltd.	3,500	$26,550
#*	Namura Shipbuilding Co. Ltd.	7,996	24,768
	Nankai Electric Railway Co. Ltd.	1,700	36,940
	Nanto Bank Ltd.	4,000	82,974
	Natori Co. Ltd.	1,400	22,347
	NEC Capital Solutions Ltd.	900	17,145
	NEC Networks & System Integration Corp.	8,600	114,848
	NET One Systems Co. Ltd.	7,800	211,380
	Neturen Co. Ltd.	3,800	20,152
	New Art Holdings Co. Ltd.	1,000	12,309
#	New Japan Chemical Co. Ltd.	6,200	10,811
	Nextage Co. Ltd.	5,900	132,710
*	NexTone, Inc.	500	17,913
	NF Holdings Corp.	600	4,341
	NHK Spring Co. Ltd.	26,900	190,144
	Nice Corp.	1,300	13,329
#	Nichia Steel Works Ltd.	4,000	8,041
	Nichias Corp.	6,700	129,703
	Nichiban Co. Ltd.	1,500	20,969
	Nichicon Corp.	5,900	57,960
	Nichiden Corp.	1,800	24,976
	Nichiha Corp.	3,300	70,829
	Nichireki Co. Ltd.	3,400	36,383
	Nichirin Co. Ltd.	1,430	20,677
	Nihon Chouzai Co. Ltd.	1,400	12,650
	Nihon Dempa Kogyo Co. Ltd.	2,700	31,833
	Nihon Dengi Co. Ltd.	600	14,747
	Nihon Denkei Co. Ltd.	1,050	13,295
	Nihon Flush Co. Ltd.	3,200	22,825
#	Nihon House Holdings Co. Ltd.	5,600	16,552
	Nihon Kagaku Sangyo Co. Ltd.	1,900	14,634
	Nihon Kohden Corp.	2,500	65,677
	Nihon Nohyaku Co. Ltd.	6,100	33,568
	Nihon Parkerizing Co. Ltd.	11,000	81,217
#	Nihon Plast Co. Ltd.	1,700	5,616
	Nihon Tokushu Toryo Co. Ltd.	1,400	9,541
	Nihon Trim Co. Ltd.	400	9,026
*	Nihon Yamamura Glass Co. Ltd.	800	3,338
	Nikkiso Co. Ltd.	8,100	63,593
	Nikko Co. Ltd.	4,200	20,365
	Nikkon Holdings Co. Ltd.	6,900	132,851
	Nippn Corp.	6,100	76,241
	Nippon Air Conditioning Services Co. Ltd.	4,600	24,994
	Nippon Aqua Co. Ltd.	1,700	12,452
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	23,054
	Nippon Carbide Industries Co., Inc.	1,100	11,206
	Nippon Carbon Co. Ltd.	1,900	64,706
	Nippon Ceramic Co. Ltd.	1,800	33,551
	Nippon Chemical Industrial Co. Ltd.	1,300	19,110
*	Nippon Chemi-Con Corp.	2,900	36,979
	Nippon Coke & Engineering Co. Ltd.	32,300	22,933
	Nippon Concept Corp.	700	8,497
	Nippon Concrete Industries Co. Ltd.	8,400	14,461
*	Nippon Denkai Ltd.	600	7,605
#	Nippon Denko Co. Ltd.	15,100	45,111
	Nippon Densetsu Kogyo Co. Ltd.	4,700	58,863
	Nippon Electric Glass Co. Ltd.	10,400	193,132
	Nippon Fine Chemical Co. Ltd.	1,900	35,192
	Nippon Gas Co. Ltd.	13,700	218,670

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Hume Corp.	3,300	$16,889
	Nippon Kayaku Co. Ltd.	15,900	147,650
	Nippon Kodoshi Corp.	400	5,980
	Nippon Koei Co. Ltd.	1,700	46,708
	Nippon Light Metal Holdings Co. Ltd.	7,480	85,735
	Nippon Paper Industries Co. Ltd.	11,900	88,596
	Nippon Parking Development Co. Ltd.	23,500	46,768
	Nippon Pillar Packing Co. Ltd.	2,900	70,516
	Nippon Piston Ring Co. Ltd.	700	6,800
	Nippon Rietec Co. Ltd.	1,500	10,367
	Nippon Road Co. Ltd.	800	38,188
	Nippon Seiki Co. Ltd.	5,800	37,391
	Nippon Seisen Co. Ltd.	300	10,484
	Nippon Sharyo Ltd.	1,200	18,317
*	Nippon Sheet Glass Co. Ltd.	12,000	58,088
	Nippon Shokubai Co. Ltd.	4,200	177,807
	Nippon Signal Company Ltd.	7,000	56,219
	Nippon Soda Co. Ltd.	2,800	91,519
	Nippon Steel Trading Corp.	2,048	146,018
	Nippon Thompson Co. Ltd.	6,500	29,791
	Nippon Yakin Kogyo Co. Ltd.	1,660	57,522
	Nipro Corp.	20,400	163,759
	Nishikawa Rubber Co. Ltd.	1,900	16,287
	Nishimatsu Construction Co. Ltd.	5,600	174,935
#	Nishimatsuya Chain Co. Ltd.	5,300	62,937
	Nishimoto Co. Ltd.	700	18,704
	Nishi-Nippon Financial Holdings, Inc.	15,100	125,685
	Nishi-Nippon Railroad Co. Ltd.	7,400	136,660
	Nishio Rent All Co. Ltd.	2,600	62,719
	Nissan Shatai Co. Ltd.	13,100	91,022
	Nissei ASB Machine Co. Ltd.	1,000	34,712
	Nissei Plastic Industrial Co. Ltd.	1,400	10,608
	Nissha Co. Ltd.	4,900	72,905
	Nisshin Group Holdings Co. Ltd.	5,400	18,966
	Nisshin Oillio Group Ltd.	3,600	88,429
	Nisshinbo Holdings, Inc.	16,636	124,353
	Nissin Corp.	2,200	37,464
	Nissin Electric Co. Ltd.	6,100	63,246
	Nisso Corp.	2,300	10,501
	Nissui Corp.	35,600	147,926
	Nitta Corp.	2,600	57,492
	Nitta Gelatin, Inc.	2,000	13,191
	Nittetsu Mining Co. Ltd.	1,600	44,556
	Nitto Boseki Co. Ltd.	3,700	58,347
	Nitto Fuji Flour Milling Co. Ltd.	400	13,443
	Nitto Kogyo Corp.	3,700	69,262
	Nitto Kohki Co. Ltd.	1,300	15,373
	Nitto Seiko Co. Ltd.	6,200	24,307
	Nittoc Construction Co. Ltd.	3,500	24,903
	NJS Co. Ltd.	700	11,749
	Noda Corp.	800	6,834
	Noevir Holdings Co. Ltd.	1,900	83,666
	Nohmi Bosai Ltd.	2,800	37,128
	Nojima Corp.	7,800	83,732
	NOK Corp.	11,500	109,219
	Nomura Micro Science Co. Ltd.	700	25,600
	Noritake Co. Ltd.	1,400	45,390
	Noritsu Koki Co. Ltd.	2,700	48,903
	Noritz Corp.	5,000	57,803

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank Ltd.	32,300	$70,089
	NS Tool Co. Ltd.	2,000	16,506
	NS United Kaiun Kaisha Ltd.	1,500	45,175
	NSD Co. Ltd.	8,160	146,602
	NSW, Inc.	1,200	19,079
	NTN Corp.	51,500	106,763
#	Obara Group, Inc.	1,600	46,295
	Oenon Holdings, Inc.	5,000	9,830
	Ogaki Kyoritsu Bank Ltd.	5,300	79,470
	Ohara, Inc.	700	6,538
	Ohashi Technica, Inc.	1,700	19,660
#	Ohba Co. Ltd.	1,400	7,826
	Ohmoto Gumi Co. Ltd.	300	15,138
	Ohsho Food Service Corp.	1,500	70,101
	Oiles Corp.	2,973	35,385
#*	Oisix ra daichi, Inc.	3,000	50,627
	Oita Bank Ltd.	1,600	26,918
	Okabe Co. Ltd.	4,000	22,447
	Okamoto Industries, Inc.	1,200	36,115
	Okamoto Machine Tool Works Ltd.	700	25,213
	Okamura Corp.	6,700	73,489
	Okasan Securities Group, Inc.	19,900	64,365
	Oki Electric Industry Co. Ltd.	12,300	69,479
	Okinawa Cellular Telephone Co.	3,000	72,585
	Okinawa Electric Power Co., Inc.	5,625	46,781
	Okinawa Financial Group, Inc.	2,860	53,153
	OKUMA Corp.	2,900	117,546
	Okumura Corp.	3,600	83,751
	Okura Industrial Co. Ltd.	1,400	20,312
	Okuwa Co. Ltd.	3,000	21,234
	Onoken Co. Ltd.	2,900	34,847
	Onward Holdings Co. Ltd.	18,500	47,132
	Open Up Group, Inc.	7,200	106,204
	Optex Group Co. Ltd.	4,500	73,775
*	Optim Corp.	1,200	10,583
	Optorun Co. Ltd.	3,600	71,041
#	Orchestra Holdings, Inc.	700	10,870
	Organo Corp.	3,200	81,342
	Orient Corp.	7,210	65,877
	Oriental Shiraishi Corp.	18,400	43,948
#	Origin Co. Ltd.	600	5,968
	Oro Co. Ltd.	700	10,322
	Osaka Organic Chemical Industry Ltd.	1,800	29,701
	Osaka Soda Co. Ltd.	2,000	65,368
	Osaka Steel Co. Ltd.	1,500	14,362
	Osaki Electric Co. Ltd.	6,000	24,862
	OSG Corp.	11,300	177,352
	OUG Holdings, Inc.	500	9,328
	Outsourcing, Inc.	14,800	115,014
*	Oxide Corp.	500	35,009
	Oyo Corp.	2,700	42,130
#	Ozu Corp.	600	7,310
	Pacific Industrial Co. Ltd.	6,100	50,569
	Pacific Metals Co. Ltd.	2,400	37,054
	Pack Corp.	1,400	27,988
	PAL GROUP Holdings Co. Ltd.	2,000	42,892
	PALTAC Corp.	1,200	43,448
	Paramount Bed Holdings Co. Ltd.	5,200	99,873
	Parker Corp.	2,400	9,874

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pasona Group, Inc.	2,300	$37,109
	PC Depot Corp.	5,160	11,497
	Pegasus Sewing Machine Manufacturing Co. Ltd.	2,600	13,475
	Penta-Ocean Construction Co. Ltd.	37,400	186,535
	People Dreams & Technologies Group Co. Ltd.	900	9,988
*	PeptiDream, Inc.	3,500	54,647
*	PIA Corp.	800	20,658
	Pickles Holdings Co. Ltd.	2,400	22,390
	Pigeon Corp.	14,900	236,804
	Pilot Corp.	3,200	114,215
	Piolax, Inc.	3,900	53,353
	Plus Alpha Consulting Co. Ltd.	1,900	41,182
	Pole To Win Holdings, Inc.	3,400	22,903
	Premium Group Co. Ltd.	4,800	59,238
	Premium Water Holdings, Inc.	400	7,394
	Press Kogyo Co. Ltd.	9,000	31,268
#	Pressance Corp.	2,400	30,707
	Prestige International, Inc.	15,500	86,465
	Prima Meat Packers Ltd.	3,000	50,892
	Procrea Holdings, Inc.	4,504	80,629
	Pronexus, Inc.	2,300	17,257
	Pro-Ship, Inc.	900	10,373
	Proto Corp.	4,200	41,141
	PS Mitsubishi Construction Co. Ltd.	3,600	17,579
	Punch Industry Co. Ltd.	2,600	9,277
	QB Net Holdings Co. Ltd.	1,400	16,089
	Qol Holdings Co. Ltd.	2,600	23,501
	Quick Co. Ltd.	2,200	34,537
	Raccoon Holdings, Inc.	2,900	26,394
	Raito Kogyo Co. Ltd.	4,700	69,752
	Raiznext Corp.	4,600	46,771
*	RaQualia Pharma, Inc.	1,500	11,785
	Rasa Corp.	1,400	13,321
	Rasa Industries Ltd.	800	12,067
	Raysum Co. Ltd.	371	3,921
	Relia, Inc.	4,800	54,134
#*	Remixpoint, Inc.	6,400	13,871
	Renaissance, Inc.	1,600	11,309
	Rengo Co. Ltd.	25,300	178,567
*	RENOVA, Inc.	4,600	80,062
	Resol Holdings Co. Ltd.	400	14,698
	Resorttrust, Inc.	11,500	210,136
	Restar Holdings Corp.	2,800	47,500
#	Retail Partners Co. Ltd.	4,300	45,291
	Rheon Automatic Machinery Co. Ltd.	2,000	16,760
	Ricoh Leasing Co. Ltd.	1,900	56,766
	Ride On Express Holdings Co. Ltd.	1,200	9,970
*	Right On Co. Ltd.	1,500	6,748
	Riken Corp.	1,300	24,292
	Riken Keiki Co. Ltd.	2,000	71,343
	Riken Technos Corp.	5,600	22,841
	Riken Vitamin Co. Ltd.	2,200	32,614
	Rion Co. Ltd.	1,400	20,126
	Riso Kyoiku Co. Ltd.	15,100	42,435
	Rix Corp.	700	12,274
	Rock Field Co. Ltd.	2,100	25,743
#	Rokko Butter Co. Ltd.	1,700	17,295
	Roland Corp.	2,000	59,716
	Roland DG Corp.	1,800	40,285

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rorze Corp.	1,400	$107,614
	Round One Corp.	22,400	82,535
	RS Technologies Co. Ltd.	2,400	72,934
	Ryobi Ltd.	3,200	31,149
	Ryoden Corp.	2,300	31,109
	Ryosan Co. Ltd.	2,400	54,389
	S Foods, Inc.	1,800	41,142
	S&B Foods, Inc.	1,000	27,126
	Sac's Bar Holdings, Inc.	3,250	18,554
	Sagami Rubber Industries Co. Ltd.	1,000	5,615
	Saibu Gas Holdings Co. Ltd.	2,800	39,583
	Sakai Chemical Industry Co. Ltd.	2,200	30,915
	Sakai Heavy Industries Ltd.	600	16,622
	Sakai Moving Service Co. Ltd.	1,700	58,787
	Sakata INX Corp.	5,200	43,819
	Sakura Internet, Inc.	1,700	6,666
	Sala Corp.	7,300	42,365
	Samco, Inc.	900	24,944
	SAMTY Co. Ltd.	4,200	66,335
	San Holdings, Inc.	2,200	31,874
	San ju San Financial Group, Inc.	2,700	34,681
	San-A Co. Ltd.	2,500	80,466
	San-Ai Obbli Co. Ltd.	7,700	80,113
	Sanei Architecture Planning Co. Ltd.	1,300	14,926
	Sangetsu Corp.	5,600	98,409
	San-In Godo Bank Ltd.	21,200	131,866
	Sanken Electric Co. Ltd.	2,800	159,006
	Sanki Engineering Co. Ltd.	5,000	60,036
	Sanko Gosei Ltd.	2,900	11,819
	Sankyo Co. Ltd.	900	36,352
	Sankyo Frontier Co. Ltd.	600	15,773
	Sankyo Seiko Co. Ltd.	4,000	14,748
	Sankyo Tateyama, Inc.	2,800	14,530
	Sankyu, Inc.	3,500	137,521
	Sanoh Industrial Co. Ltd.	3,000	14,892
	Sansei Technologies, Inc.	1,200	7,485
	Sansha Electric Manufacturing Co. Ltd.	800	5,705
	Sanshin Electronics Co. Ltd.	2,000	38,917
	Santec Corp.	600	14,294
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	400	3,691
	Sanyo Chemical Industries Ltd.	1,600	52,173
	Sanyo Denki Co. Ltd.	1,000	48,478
	Sanyo Electric Railway Co. Ltd.	2,000	33,525
*	Sanyo Shokai Ltd.	2,500	27,260
	Sanyo Special Steel Co. Ltd.	3,000	57,559
	Sanyo Trading Co. Ltd.	2,600	22,730
	Sapporo Holdings Ltd.	8,100	197,811
	Sato Holdings Corp.	3,900	63,572
	Sato Shoji Corp.	2,600	26,549
	Satori Electric Co. Ltd.	2,600	27,862
	Sawai Group Holdings Co. Ltd.	4,700	145,417
	Saxa Holdings, Inc.	400	3,706
	SB Technology Corp.	1,400	21,155
*	SBI Insurance Group Co. Ltd.	1,200	9,633
	SBS Holdings, Inc.	2,300	52,520
	Scroll Corp.	4,700	26,333
	SEC Carbon Ltd.	200	10,929
	Seed Co. Ltd.	1,500	5,967
	Seika Corp.	1,600	19,894

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seikagaku Corp.	5,200	$33,236
	Seikitokyu Kogyo Co. Ltd.	4,300	26,820
	Seiko Group Corp.	3,300	74,504
	Seiko PMC Corp.	800	3,456
	Seino Holdings Co. Ltd.	15,700	156,796
#	Seiren Co. Ltd.	5,800	106,521
	Sekisui Jushi Corp.	3,700	56,158
	Sekisui Kasei Co. Ltd.	3,500	10,487
	SEMITEC Corp.	200	13,847
	Senko Group Holdings Co. Ltd.	12,400	95,912
	Senshu Electric Co. Ltd.	2,400	63,967
	Senshu Ikeda Holdings, Inc.	29,200	57,608
*	Senshukai Co. Ltd.	3,000	9,148
	SERAKU Co. Ltd.	1,100	12,329
	Seria Co. Ltd.	6,300	138,443
	Seven Bank Ltd.	3,200	6,576
	Shibaura Electronics Co. Ltd.	1,200	48,125
	Shibaura Machine Co. Ltd.	3,500	76,681
	Shibaura Mechatronics Corp.	400	33,643
	Shibusawa Warehouse Co. Ltd.	1,200	19,325
	Shibuya Corp.	2,000	39,001
	Shidax Corp.	2,800	14,138
	Shiga Bank Ltd.	4,799	99,890
	Shikibo Ltd.	900	6,699
	Shikoku Bank Ltd.	5,400	41,382
	Shikoku Electric Power Co., Inc.	21,000	121,416
	Shikoku Kasei Holdings Corp.	4,600	45,240
	Shima Seiki Manufacturing Ltd.	3,200	48,476
	Shimizu Bank Ltd.	2,400	28,617
	Shimojima Co. Ltd.	1,200	8,815
	Shin Nippon Air Technologies Co. Ltd.	1,200	17,907
	Shin Nippon Biomedical Laboratories Ltd.	3,300	59,408
	Shinagawa Refractories Co. Ltd.	1,200	38,151
#	Shindengen Electric Manufacturing Co. Ltd.	1,400	36,361
	Shin-Etsu Polymer Co. Ltd.	5,000	49,789
	Shinko Shoji Co. Ltd.	5,200	52,934
	Shinmaywa Industries Ltd.	7,700	64,043
	Shinnihon Corp.	3,400	21,679
#	Shinnihonseiyaku Co. Ltd.	500	5,613
	Shinsho Corp.	1,000	43,962
	Shinwa Co. Ltd.	3,200	34,997
	Ship Healthcare Holdings, Inc.	9,600	186,405
	Shizuki Electric Co., Inc.	1,600	5,842
	Shizuoka Gas Co. Ltd.	6,400	56,112
	Shoei Co. Ltd.	3,000	115,517
	Shoei Foods Corp.	1,400	44,755
	Shofu, Inc.	1,000	17,936
	Showa Sangyo Co. Ltd.	2,000	39,018
	Sigma Koki Co. Ltd.	700	8,293
	SIGMAXYZ Holdings, Inc.	3,400	36,191
	Siix Corp.	3,600	38,906
*	Silver Life Co. Ltd.	700	9,012
	Simplex Holdings, Inc.	2,300	40,404
	Sinanen Holdings Co. Ltd.	1,300	38,371
	Sinfonia Technology Co. Ltd.	3,599	43,483
	Sinko Industries Ltd.	2,400	28,945
	Sintokogio Ltd.	5,338	29,662
	SK-Electronics Co. Ltd.	1,300	12,041
	SKY Perfect JSAT Holdings, Inc.	20,600	79,522

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Smaregi, Inc.	600	$10,763
	SMK Corp.	500	9,037
	SMS Co. Ltd.	4,100	107,848
#	Snow Peak, Inc.	3,200	53,155
	SNT Corp.	3,900	7,391
	Soda Nikka Co. Ltd.	3,100	17,817
	Sodick Co. Ltd.	5,800	33,746
	Soft99 Corp.	2,300	20,632
	Softcreate Holdings Corp.	900	22,918
	Software Service, Inc.	400	27,126
	Soiken Holdings, Inc.	2,200	4,759
	Soken Chemical & Engineering Co. Ltd.	800	10,742
	Solasto Corp.	6,800	35,825
	Soliton Systems KK	1,500	13,277
	Sotetsu Holdings, Inc.	9,700	165,830
	Sotoh Co. Ltd.	600	3,786
	Space Co. Ltd.	4,280	30,997
	Sparx Group Co. Ltd.	2,360	33,040
	SPK Corp.	1,000	11,333
	S-Pool, Inc.	11,200	66,907
	Sprix, Inc.	1,600	11,057
	SRA Holdings	1,000	24,038
*	SRE Holdings Corp.	1,600	50,871
	ST Corp.	2,100	25,399
	St. Marc Holdings Co. Ltd.	1,700	22,903
	Star Mica Holdings Co. Ltd.	3,600	18,737
	Star Micronics Co. Ltd.	5,000	65,235
	Starts Corp., Inc.	4,400	87,496
	Starzen Co. Ltd.	2,000	32,759
	St-Care Holding Corp.	2,600	16,592
	Stella Chemifa Corp.	1,500	29,907
	Step Co. Ltd.	1,500	20,843
	Strike Co. Ltd.	900	29,160
	Studio Alice Co. Ltd.	1,100	18,079
	Subaru Enterprise Co. Ltd.	200	13,805
	Sugimoto & Co. Ltd.	1,500	23,223
	Sumida Corp.	4,500	50,121
	Suminoe Textile Co. Ltd.	900	13,005
	Sumitomo Bakelite Co. Ltd.	4,300	140,111
	Sumitomo Densetsu Co. Ltd.	2,200	40,205
	Sumitomo Mitsui Construction Co. Ltd.	24,892	80,511
	Sumitomo Osaka Cement Co. Ltd.	4,000	105,250
	Sumitomo Riko Co. Ltd.	5,000	24,582
	Sumitomo Seika Chemicals Co. Ltd.	900	28,758
	Sumitomo Warehouse Co. Ltd.	7,300	112,398
	Sun Frontier Fudousan Co. Ltd.	3,700	31,895
	Suncall Corp.	1,500	7,686
	Sun-Wa Technos Corp.	1,500	21,496
*	SuRaLa Net Co. Ltd.	500	3,416
	Suruga Bank Ltd.	20,500	66,910
	Suzuden Corp.	1,100	20,812
	Suzuki Co. Ltd.	1,400	10,421
	SWCC Showa Holdings Co. Ltd.	4,300	60,676
#*	SymBio Pharmaceuticals Ltd.	4,400	21,544
	System Information Co. Ltd.	1,800	11,735
	System Research Co. Ltd.	600	10,174
	System Support, Inc.	1,000	12,507
	Systena Corp.	34,600	111,073
	Syuppin Co. Ltd.	1,800	15,230

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	T Hasegawa Co. Ltd.	3,600	$88,130
	T RAD Co. Ltd.	1,100	22,995
	T&K Toka Co. Ltd.	2,300	22,360
	Tachibana Eletech Co. Ltd.	2,500	35,229
	Tachikawa Corp.	2,700	25,450
	Tachi-S Co. Ltd.	4,300	39,677
	Tadano Ltd.	10,300	76,475
	Taihei Dengyo Kaisha Ltd.	2,000	53,587
	Taiheiyo Cement Corp.	14,500	249,884
	Taiho Kogyo Co. Ltd.	1,900	9,711
	Taikisha Ltd.	3,000	82,278
	Taiko Bank Ltd.	1,100	10,680
	Taisei Lamick Co. Ltd.	800	17,994
	Taiyo Holdings Co. Ltd.	4,200	77,480
#	Takachiho Koheki Co. Ltd.	1,000	18,079
	Takamatsu Construction Group Co. Ltd.	2,100	32,152
	Takamiya Co. Ltd.	1,700	4,890
	Takaoka Toko Co. Ltd.	1,200	19,494
	Takara & Co. Ltd.	1,500	24,525
	Takara Bio, Inc.	5,600	74,133
	Takara Holdings, Inc.	18,900	153,584
	Takara Standard Co. Ltd.	4,200	45,836
	Takasago International Corp.	2,100	41,646
	Takasago Thermal Engineering Co. Ltd.	5,600	81,208
	Takashimaya Co. Ltd.	5,100	71,254
	Takasho Co. Ltd.	1,700	9,049
	Takatori Corp.	400	25,248
*	Take & Give Needs Co. Ltd.	1,300	12,919
	TAKEBISHI Corp.	1,400	17,211
	Takeuchi Manufacturing Co. Ltd.	4,400	97,383
	Takisawa Machine Tool Co. Ltd.	1,100	9,570
	Takuma Co. Ltd.	9,100	90,141
	Tama Home Co. Ltd.	1,900	46,639
	Tamron Co. Ltd.	2,000	48,484
	Tamura Corp.	11,000	62,717
#*	Tanaka Chemical Corp.	1,600	19,821
#	Tanseisha Co. Ltd.	3,800	21,101
	Taoka Chemical Co. Ltd.	1,000	6,153
	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	28,577
	Tayca Corp.	1,900	17,760
	Tazmo Co. Ltd.	1,200	17,601
#	Tbk Co. Ltd.	2,800	5,415
	TBS Holdings, Inc.	4,800	56,037
	TDC Soft, Inc.	2,600	32,230
	TechMatrix Corp.	5,200	71,187
	Techno Horizon Co. Ltd.	1,400	4,773
	Techno Medica Co. Ltd.	700	9,375
	Techno Ryowa Ltd.	1,500	10,285
	Techno Smart Corp.	700	6,968
	Tecnos Japan, Inc.	2,900	10,840
	Teijin Ltd.	21,100	216,662
	Teikoku Electric Manufacturing Co. Ltd.	2,300	43,267
	Teikoku Sen-I Co. Ltd.	2,900	34,735
	Teikoku Tsushin Kogyo Co. Ltd.	800	9,031
	Tekken Corp.	1,800	25,355
	Temairazu, Inc.	400	15,854
	Tenma Corp.	2,000	34,150
	Tenpos Holdings Co. Ltd.	700	13,195
#	Terilogy Holdings	1,600	3,749

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TESEC Corp.	700	$15,374
#	Tess Holdings Co. Ltd.	1,400	12,801
	T-Gaia Corp.	2,100	26,828
	TKC Corp.	3,200	91,181
*	TKP Corp.	1,600	37,930
	Toa Corp.	5,000	62,007
	TOA ROAD Corp.	300	14,164
	Toagosei Co. Ltd.	11,500	104,362
	Tobishima Corp.	3,420	27,615
	TOC Co. Ltd.	6,100	31,970
	Tocalo Co. Ltd.	9,400	90,047
	Tochigi Bank Ltd.	19,000	44,909
	Toda Corp.	25,600	139,635
*	Toda Kogyo Corp.	200	3,965
	Toei Co. Ltd.	400	52,884
	Toenec Corp.	1,400	37,208
	Toho Bank Ltd.	31,300	58,101
#	Toho Co. Ltd.	900	11,208
	Toho Gas Co. Ltd.	8,200	160,816
	Toho Holdings Co. Ltd.	6,800	111,060
	Toho Titanium Co. Ltd.	3,900	72,785
	Toho Zinc Co. Ltd.	1,700	28,533
	Tohoku Bank Ltd.	800	6,333
	Tohokushinsha Film Corp.	1,800	9,229
	Tokai Carbon Co. Ltd.	26,200	226,044
	Tokai Corp.	2,500	37,620
	TOKAI Holdings Corp.	9,000	60,035
	Tokai Rika Co. Ltd.	6,900	80,092
	Tokai Tokyo Financial Holdings, Inc.	25,100	73,159
	Token Corp.	880	53,219
#	Tokushu Tokai Paper Co. Ltd.	919	20,590
	Tokuyama Corp.	7,500	109,723
#*	Tokyo Base Co. Ltd.	2,400	7,489
	Tokyo Electron Device Ltd.	1,200	70,483
	Tokyo Energy & Systems, Inc.	4,100	29,966
	Tokyo Individualized Educational Institute, Inc.	3,700	15,462
	Tokyo Keiki, Inc.	1,800	18,117
	Tokyo Kiraboshi Financial Group, Inc.	3,924	88,716
	Tokyo Ohka Kogyo Co. Ltd.	1,000	49,286
	Tokyo Rakutenchi Co. Ltd.	500	16,053
	Tokyo Rope Manufacturing Co. Ltd.	600	4,834
	Tokyo Sangyo Co. Ltd.	2,700	16,076
	Tokyo Seimitsu Co. Ltd.	4,600	158,377
	Tokyo Steel Manufacturing Co. Ltd.	8,700	94,659
	Tokyo Tekko Co. Ltd.	1,500	19,578
#	Tokyo Theatres Co., Inc.	600	5,186
	Tokyotokeiba Co. Ltd.	1,800	53,659
	Tokyu Construction Co. Ltd.	12,700	64,637
	Toli Corp.	6,000	10,537
	Tomato Bank Ltd.	900	7,356
	Tomen Devices Corp.	400	18,840
	Tomoe Corp.	3,500	11,189
	Tomoe Engineering Co. Ltd.	1,000	19,017
	Tomoku Co. Ltd.	1,500	19,463
	TOMONY Holdings, Inc.	16,800	51,600
	Tomy Co. Ltd.	10,417	102,808
	Tonami Holdings Co. Ltd.	800	22,655
	Topcon Corp.	13,500	175,926
	Topre Corp.	4,300	41,946

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Topy Industries Ltd.	2,900	$37,397
	Torex Semiconductor Ltd.	1,100	23,027
	Toridoll Holdings Corp.	5,600	121,480
	Torigoe Co. Ltd.	2,500	11,294
	Torii Pharmaceutical Co. Ltd.	1,600	38,338
	Torishima Pump Manufacturing Co. Ltd.	2,000	23,405
	Tosei Corp.	4,200	47,951
	Toshiba TEC Corp.	3,200	91,060
	Tosho Co. Ltd.	2,800	25,835
	Totech Corp.	1,200	33,711
	Totetsu Kogyo Co. Ltd.	3,100	64,081
	Tottori Bank Ltd.	600	5,679
	Toukei Computer Co. Ltd.	500	20,746
	Towa Bank Ltd.	7,700	36,835
	Towa Corp.	3,300	49,182
	Towa Pharmaceutical Co. Ltd.	3,000	47,365
	Toyo Construction Co. Ltd.	10,400	68,338
	Toyo Corp.	3,000	30,991
	Toyo Denki Seizo KK	1,000	6,751
*	Toyo Engineering Corp.	3,400	16,057
#	Toyo Gosei Co. Ltd.	600	42,825
	Toyo Ink SC Holdings Co. Ltd.	4,600	66,073
	Toyo Kanetsu KK	1,200	24,716
	Toyo Machinery & Metal Co. Ltd.	2,600	11,218
	Toyo Securities Co. Ltd.	12,000	25,565
	Toyo Tanso Co. Ltd.	1,900	60,682
	Toyo Tire Corp.	13,900	166,292
	Toyobo Co. Ltd.	11,400	90,752
	Toyoda Gosei Co. Ltd.	1,900	31,548
	TPR Co. Ltd.	3,300	33,462
	Trancom Co. Ltd.	1,000	57,297
#	Trans Genic, Inc.	2,100	5,555
#	Transaction Co. Ltd.	2,400	28,638
	Transcosmos, Inc.	3,300	86,149
	TRE Holdings Corp.	6,356	71,623
	Treasure Factory Co. Ltd.	700	12,224
	Trenders, Inc.	1,600	22,957
	Tri Chemical Laboratories, Inc.	3,500	63,557
	Trusco Nakayama Corp.	6,100	99,938
	TS Tech Co. Ltd.	11,800	146,989
	TSI Holdings Co. Ltd.	8,125	32,795
	Tsubaki Nakashima Co. Ltd.	4,600	40,345
	Tsubakimoto Chain Co.	3,500	83,785
	Tsubakimoto Kogyo Co. Ltd.	400	12,709
	Tsuburaya Fields Holdings, Inc.	2,900	57,764
	Tsugami Corp.	5,000	55,352
	Tsukada Global Holdings, Inc.	1,900	5,556
	Tsukishima Kikai Co. Ltd.	4,000	30,960
#	Tsukuba Bank Ltd.	5,500	10,385
	Tsumura & Co.	7,800	166,780
	Tsurumi Manufacturing Co. Ltd.	2,000	30,876
#	Tsutsumi Jewelry Co. Ltd.	800	11,803
	TV Asahi Holdings Corp.	3,400	35,187
	Tv Tokyo Holdings Corp.	1,500	22,649
	UACJ Corp.	4,303	80,802
	UBE Corp.	12,100	189,793
	Ubicom Holdings, Inc.	800	14,213
	Uchida Yoko Co. Ltd.	1,200	43,599
	ULS Group, Inc.	300	8,743

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ultrafabrics Holdings Co. Ltd.	300	$8,560
	Ulvac, Inc.	1,200	56,138
	Union Tool Co.	900	23,746
	Unipres Corp.	5,500	32,896
	United Arrows Ltd.	2,700	36,461
	United Super Markets Holdings, Inc.	6,300	55,017
	UNITED, Inc.	1,200	11,445
*	Unitika Ltd.	10,400	19,616
*	Universal Entertainment Corp.	3,800	72,238
	Usen-Next Holdings Co. Ltd.	1,600	27,175
	User Local, Inc.	600	5,812
	Ushio, Inc.	11,800	158,174
	UT Group Co. Ltd.	4,300	87,590
*	UUUM Co. Ltd.	1,800	11,374
	V Technology Co. Ltd.	1,500	31,071
	Valor Holdings Co. Ltd.	4,800	69,173
	Valqua Ltd.	2,400	59,198
	Value HR Co. Ltd.	1,400	18,640
	ValueCommerce Co. Ltd.	2,300	31,557
	Valuence Holdings, Inc.	900	14,177
	V-Cube, Inc.	1,000	5,666
	Vector, Inc.	3,300	32,584
	Vertex Corp.	1,800	18,977
*	Vision, Inc.	5,000	55,924
	Vital KSK Holdings, Inc.	5,900	38,022
	VT Holdings Co. Ltd.	11,300	43,503
	Wacoal Holdings Corp.	5,300	99,643
	Wacom Co. Ltd.	17,100	84,450
	Wakachiku Construction Co. Ltd.	1,700	39,718
	Wakita & Co. Ltd.	5,900	55,034
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	37,920
	Watahan & Co. Ltd.	2,000	21,667
	WDB Holdings Co. Ltd.	1,100	18,202
	Weathernews, Inc.	900	49,016
	Welbe, Inc.	1,700	8,814
	Wellneo Sugar Co. Ltd.	2,100	26,871
	Wellnet Corp.	2,300	10,650
	West Holdings Corp.	2,808	84,199
	Will Group, Inc.	1,500	14,169
	WingArc1st, Inc.	2,600	39,508
	WIN-Partners Co. Ltd.	3,100	23,793
	Wood One Co. Ltd.	600	4,293
	World Co. Ltd.	2,800	29,210
	World Holdings Co. Ltd.	1,000	20,037
	Wowow, Inc.	800	7,683
	Xebio Holdings Co. Ltd.	4,700	33,542
#	Yachiyo Industry Co. Ltd.	1,300	12,411
	Yahagi Construction Co. Ltd.	4,200	25,714
	Yaizu Suisankagaku Industry Co. Ltd.	1,100	6,895
	YAKUODO Holdings Co. Ltd.	1,200	23,961
	YAMABIKO Corp.	3,960	34,672
	YAMADA Consulting Group Co. Ltd.	1,900	17,141
	Yamae Group Holdings Co. Ltd.	1,100	12,301
	Yamagata Bank Ltd.	3,600	35,535
	Yamaguchi Financial Group, Inc.	27,500	190,200
	Yamaichi Electronics Co. Ltd.	3,100	43,368
	YA-MAN Ltd.	4,500	47,324
	Yamanashi Chuo Bank Ltd.	4,600	43,300
	Yamatane Corp.	1,000	12,808

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamato Corp.	1,400	$8,098
	Yamato Kogyo Co. Ltd.	1,300	49,272
	Yamaura Corp.	1,300	10,477
#	Yamaya Corp.	1,000	19,784
	Yamazen Corp.	6,600	54,061
	Yaoko Co. Ltd.	1,400	73,086
	Yashima Denki Co. Ltd.	2,600	21,568
	Yasuda Logistics Corp.	2,000	14,730
	Yasunaga Corp.	900	4,667
	Yellow Hat Ltd.	4,500	61,695
	Yodogawa Steel Works Ltd.	2,400	51,139
	Yokogawa Bridge Holdings Corp.	4,000	61,739
	Yokorei Co. Ltd.	6,700	56,432
	Yokowo Co. Ltd.	3,100	53,617
	Yomeishu Seizo Co. Ltd.	1,000	14,112
	Yondenko Corp.	840	11,813
	Yondoshi Holdings, Inc.	2,300	31,780
	Yonex Co. Ltd.	7,400	72,369
	Yorozu Corp.	2,000	11,289
#	Yoshinoya Holdings Co. Ltd.	7,500	137,532
	Yotai Refractories Co. Ltd.	3,000	35,258
	Yuasa Trading Co. Ltd.	2,000	56,990
	Yukiguni Maitake Co. Ltd.	2,100	16,962
	Yurtec Corp.	6,100	35,930
	Yushin Precision Equipment Co. Ltd.	1,200	6,408
	Yushiro Chemical Industry Co. Ltd.	1,000	6,025
	Zenitaka Corp.	400	8,478
	Zenrin Co. Ltd.	3,800	23,623
	ZERIA Pharmaceutical Co. Ltd.	3,400	56,755
	ZIGExN Co. Ltd.	4,400	12,903
	Zuiko Corp.	2,800	19,143
TOTAL JAPAN			69,359,037
NETHERLANDS — (2.0%)
	Aalberts NV	12,632	597,273
	Acomo NV	2,505	53,587
*Ω	Alfen NV	2,596	240,853
	AMG Advanced Metallurgical Group NV	3,379	131,993
	APERAM SA	5,957	235,083
	Arcadis NV	9,292	403,463
	ASR Nederland NV	10,268	486,000
*	Avantium NV	2,577	13,202
Ω	B&S Group Sarl	3,081	16,957
#*Ω	Basic-Fit NV	4,834	158,842
	BE Semiconductor Industries NV	8,324	595,385
	Beter Bed Holding NV	1,921	6,530
	Brunel International NV	2,547	29,102
	Corbion NV	7,289	280,488
Ω	CTP NV	7,499	108,307
Ω	Flow Traders Ltd.	4,148	106,741
	ForFarmers NV	4,983	16,800
*	Fugro NV	14,769	196,662
	Heijmans NV, CVA	3,283	39,823
	Kendrion NV	2,218	40,171
*	Koninklijke BAM Groep NV	41,010	104,519
	Koninklijke Vopak NV	8,061	242,883
*Ω	Lucas Bols NV	553	6,416
	Nedap NV	608	39,693
	OCI NV	5,717	194,609

VA International Small Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Ordina NV	11,134	$50,563
*	Pharming Group NV	79,550	110,333
#	PostNL NV	55,150	115,473
	SBM Offshore NV	17,095	268,751
	SIF Holding NV	540	6,562
Ω	Signify NV	15,520	561,908
	Sligro Food Group NV	3,086	59,307
#*††	SRH NV	15,156	0
	TKH Group NV	5,041	228,787
*	TomTom NV	7,909	56,208
	Van Lanschot Kempen NV	4,197	120,764
*	Vivoryon Therapeutics NV	526	7,941
TOTAL NETHERLANDS			5,931,979
NEW ZEALAND — (0.4%)
*	Air New Zealand Ltd.	109,881	55,243
	Arvida Group Ltd.	46,998	35,303
	Briscoe Group Ltd.	4,326	13,228
*	Channel Infrastructure NZ Ltd.	22,065	20,874
	Chorus Ltd.	39,819	215,486
#	Delegat Group Ltd.	3,242	21,189
	Freightways Ltd.	12,407	76,447
#*	Gentrack Group Ltd.	4,745	8,840
	Hallenstein Glasson Holdings Ltd.	5,327	19,314
	Heartland Group Holdings Ltd.	60,406	70,790
	Investore Property Ltd.	30,334	30,017
	KMD Brands Ltd.	57,266	39,358
#	Manawa Energy Ltd.	4,827	17,141
#	NZME Ltd.	14,069	10,571
#	NZX Ltd.	23,372	18,795
	Oceania Healthcare Ltd.	60,668	35,028
#*	Pacific Edge Ltd.	48,944	15,821
	PGG Wrightson Ltd.	1,057	3,050
*	Pushpay Holdings Ltd.	64,033	53,702
*	Rakon Ltd.	8,194	5,431
	Restaurant Brands New Zealand Ltd.	2,935	12,068
	Sanford Ltd.	8,585	23,051
	Scales Corp. Ltd.	8,503	23,358
*	Serko Ltd.	3,777	6,229
	Skellerup Holdings Ltd.	13,671	47,216
	SKY Network Television Ltd.	12,046	18,877
*	SKYCITY Entertainment Group Ltd.	47,456	77,210
	Steel & Tube Holdings Ltd.	31,557	26,941
	Summerset Group Holdings Ltd.	13,970	88,471
*	Synlait Milk Ltd.	6,969	15,786
#*	Tourism Holdings Ltd.	12,709	32,335
	TOWER Ltd.	35,693	15,356
	Turners Automotive Group Ltd.	4,364	9,324
*	Vista Group International Ltd.	17,608	16,560
	Warehouse Group Ltd.	13,502	22,731
TOTAL NEW ZEALAND			1,201,141
NORWAY — (1.1%)
#	2020 Bulkers Ltd.	1,664	16,363
	ABG Sundal Collier Holding ASA	48,103	31,446
	AF Gruppen ASA	2,925	41,752
*	Akastor ASA	20,811	22,305
*	Aker Carbon Capture ASA	25,149	37,276

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Aker Solutions ASA	33,242	$131,415
	AMSC ASA	10,667	47,018
*	ArcticZymes Technologies ASA	4,800	21,126
*	Asetek AS	982	1,363
	Atea ASA	9,153	103,244
#*	Atlantic Sapphire ASA	4,261	4,380
Ω	Avance Gas Holding Ltd.	3,411	20,546
*	Axactor ASA	25,001	14,267
	B2Holding ASA	23,892	18,258
	Belships ASA	7,600	13,463
	Bonheur ASA	2,161	57,798
*	Borr Drilling Ltd.	21,860	130,067
	Borregaard ASA	9,419	145,215
	Bouvet ASA	10,437	61,706
*	BW Energy Ltd.	9,019	25,339
Ω	BW LPG Ltd.	11,386	94,234
	BW Offshore Ltd.	10,768	28,813
*	Cadeler AS	6,833	28,443
*	Cloudberry Clean Energy ASA	22,324	26,520
*Ω	Crayon Group Holding ASA	6,066	61,096
	DNO ASA	50,656	62,495
	Elopak ASA	10,134	24,282
Ω	Europris ASA	19,704	126,945
	FLEX LNG Ltd.	3,636	112,365
#	Frontline PLC	7,891	108,741
*	Gaming Innovation Group, Inc.	7,082	18,191
	Grieg Seafood ASA	5,477	49,062
	Hafnia Ltd.	12,273	64,537
#*	Hexagon Composites ASA	17,331	58,438
*	IDEX Biometrics ASA	73,187	6,562
*	Kahoot! ASA	23,109	40,851
Ω	Kid ASA	3,128	23,469
	Kitron ASA	23,107	61,544
*	Komplett Bank ASA	13,215	7,142
*	Kongsberg Automotive ASA	96,264	25,140
	Medistim ASA	1,105	24,366
*	Meltwater NV	17,007	30,482
	MPC Container Ships ASA	26,724	42,538
#Ω	Multiconsult ASA	1,536	20,478
*Ω	Norske Skog ASA	7,737	53,279
*	Norwegian Air Shuttle ASA	69,005	65,738
*	Norwegian Energy Co. ASA	2,856	117,528
*	NRC Group ASA	5,788	8,534
*	Odfjell Drilling Ltd.	9,723	25,937
	Odfjell SE, Class A	2,813	24,240
*	Odfjell Technology Ltd.	1,620	5,884
	OKEA ASA	3,071	10,404
Ω	Okeanis Eco Tankers Corp.	1,276	23,041
	Otello Corp. ASA	4,092	3,277
*	Panoro Energy ASA	7,326	21,795
	Pareto Bank ASA	2,935	15,786
*	PGS ASA	115,956	99,939
*	PhotoCure ASA	3,580	38,878
#*Ω	poLight ASA	3,655	9,874
*	Prosafe SE	904	13,905
	Protector Forsikring ASA	8,297	119,540
	Rana Gruber ASA	3,575	21,941
*	REC Silicon ASA	49,363	70,338
	Sandnes Sparebank	1,135	10,661

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	SATS ASA	6,868	$5,668
Ω	Scatec ASA	13,436	109,586
*	Self Storage Group ASA	5,747	13,558
	Selvaag Bolig ASA	5,226	16,867
*Ω	Shelf Drilling Ltd.	13,484	40,264
*	Siem Offshore, Inc.	8,468	14,687
	Sparebank 1 Oestlandet	2,663	31,191
	SpareBank 1 Sorost-Norge	8,478	45,886
	Sparebanken More	3,895	32,043
	Stolt-Nielsen Ltd.	2,682	70,517
	TGS ASA	1,574	26,061
	Treasure ASA	1,741	3,215
#*	Ultimovacs ASA	2,180	25,663
	Veidekke ASA	11,029	113,880
*	Volue ASA	4,262	12,978
*	Vow ASA	3,860	7,701
	Wilh Wilhelmsen Holding ASA, Class A	1,434	40,501
Ω	XXL ASA	10,608	3,937
TOTAL NORWAY			3,465,803
PORTUGAL — (0.4%)
#	Altri SGPS SA	11,644	58,791
	Banco Comercial Portugues SA, Class R	1,368,272	291,509
	Corticeira Amorim SGPS SA	5,127	50,718
#	CTT-Correios de Portugal SA	11,368	43,974
*	Greenvolt-Energias Renovaveis SA	3,069	25,728
	Ibersol SGPS SA	1,871	12,512
	Mota-Engil SGPS SA	12,914	23,927
	Navigator Co. SA	29,096	101,866
#	NOS SGPS SA	28,772	123,385
#	Novabase SGPS SA	1,997	8,960
	REN - Redes Energeticas Nacionais SGPS SA	67,580	185,741
	Sonae SGPS SA	126,063	128,493
TOTAL PORTUGAL			1,055,604
SINGAPORE — (1.0%)
	AEM Holdings Ltd.	23,200	61,585
*	Aspen Group Holdings Ltd.	1,968	53
	Aztech Global Ltd.	18,500	12,295
*††	Best World International Ltd.	8,300	15,794
	Boustead Projects Ltd.	6,600	4,066
	Boustead Singapore Ltd.	40,300	24,864
	Bukit Sembawang Estates Ltd.	15,900	55,545
	Capitaland India Trust	89,200	82,474
	China Aviation Oil Singapore Corp. Ltd.	27,800	22,048
	China Sunsine Chemical Holdings Ltd.	43,800	15,512
	Chuan Hup Holdings Ltd.	87,000	14,554
	ComfortDelGro Corp. Ltd.	217,100	198,896
*	COSCO Shipping International Singapore Co. Ltd.	175,500	25,574
*	Creative Technology Ltd.	2,650	3,453
	CSE Global Ltd.	40,000	11,444
	Del Monte Pacific Ltd.	39,100	9,404
	Delfi Ltd.	20,200	12,935
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	229,921	0
	Far East Orchard Ltd.	11,554	9,508
	First Resources Ltd.	56,900	66,686
	Food Empire Holdings Ltd.	26,500	14,343

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Fraser & Neave Ltd.	24,800	$23,433
	Frencken Group Ltd.	23,200	20,862
	Fu Yu Corp. Ltd.	62,300	10,934
	Geo Energy Resources Ltd.	62,900	15,870
	GK Goh Holdings Ltd.	17,813	12,167
	Golden Agri-Resources Ltd.	641,300	122,167
*	Golden Energy & Resources Ltd.	46,300	27,783
	GuocoLand Ltd.	41,300	51,335
*	Halcyon Agri Corp. Ltd.	25,666	7,937
	Haw Par Corp. Ltd.	9,900	73,856
	Ho Bee Land Ltd.	24,900	45,039
	Hong Fok Corp. Ltd.	54,120	40,544
	Hong Leong Asia Ltd.	16,000	8,797
	Hong Leong Finance Ltd.	28,500	52,556
	Hotel Grand Central Ltd.	44,475	30,410
	Hour Glass Ltd.	15,200	24,118
	Hutchison Port Holdings Trust	624,200	128,430
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	45,329
	Indofood Agri Resources Ltd.	28,000	6,617
	Japfa Ltd.	32,120	8,342
	Keppel Infrastructure Trust	342,081	149,991
*	Mandarin Oriental International Ltd.	29,400	55,368
	Metro Holdings Ltd.	51,300	24,635
	Micro-Mechanics Holdings Ltd.	5,200	9,819
*††	Midas Holdings Ltd.	114,000	0
*	mm2 Asia Ltd.	96,000	3,221
	Nanofilm Technologies International Ltd.	23,000	25,418
	Netlink NBN Trust	237,500	158,392
*	Oceanus Group Ltd.	837,300	8,965
	OUE Ltd.	48,400	46,818
	Oxley Holdings Ltd.	85,599	9,466
	Propnex Ltd.	12,100	15,202
	QAF Ltd.	16,600	10,744
*	Raffles Education Ltd.	63,960	2,682
	Raffles Medical Group Ltd.	85,287	94,336
	Riverstone Holdings Ltd.	26,200	12,899
*	SATS Ltd.	60,100	138,693
	SBS Transit Ltd.	8,500	16,643
*	Sembcorp Marine Ltd.	1,531,000	166,211
	Sheng Siong Group Ltd.	66,800	83,482
*	SIA Engineering Co. Ltd.	22,600	42,989
	SIIC Environment Holdings Ltd.	58,600	8,941
	Silverlake Axis Ltd.	61,400	16,885
	Sinarmas Land Ltd.	108,000	15,013
	Singapore Land Group Ltd.	16,800	28,831
	Singapore Post Ltd.	134,500	57,458
	Stamford Land Corp. Ltd.	40,485	12,481
	StarHub Ltd.	68,000	59,144
	Straits Trading Co. Ltd.	15,812	29,068
*††	Swiber Holdings Ltd.	17,249	0
	Thomson Medical Group Ltd.	346,900	19,327
	Tuan Sing Holdings Ltd.	48,809	13,025
	UMS Holdings Ltd.	66,362	67,114
	UOB-Kay Hian Holdings Ltd.	41,208	44,288
	Valuetronics Holdings Ltd.	29,800	12,296
	Venture Corp. Ltd.	5,800	81,904
	Vicom Ltd.	8,800	12,868
	Wing Tai Holdings Ltd.	50,670	59,540

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Yeo Hiap Seng Ltd.	2,538	$1,325
TOTAL SINGAPORE			3,033,041
SPAIN — (2.3%)
	Acerinox SA	22,630	245,082
Ω	Aedas Homes SA	1,281	21,577
	Alantra Partners SA	1,872	24,220
	Almirall SA	11,300	113,859
*	Amper SA	155,515	27,845
	Applus Services SA	18,804	144,316
	Atresmedia Corp. de Medios de Comunicacion SA	10,142	37,809
#*	Audax Renovables SA	12,157	17,079
	Azkoyen SA	2,184	15,342
	Banco de Sabadell SA	739,755	967,129
	Bankinter SA	84,414	609,047
	Cia de Distribucion Integral Logista Holdings SA	7,624	206,560
	CIE Automotive SA	6,283	186,634
	Construcciones y Auxiliar de Ferrocarriles SA	2,609	84,027
*	Distribuidora Internacional de Alimentacion SA	2,246,218	36,007
	Ebro Foods SA	9,310	159,937
*	eDreams ODIGEO SA	10,043	58,081
	Elecnor SA	4,118	51,004
	Enagas SA	30,879	553,700
	Ence Energia y Celulosa SA	19,579	64,519
	Ercros SA	14,096	56,374
	Faes Farma SA	45,393	170,147
	Fluidra SA	8,274	146,070
	Fomento de Construcciones y Contratas SA	6,642	64,519
Ω	Gestamp Automocion SA	24,362	107,566
Ω	Global Dominion Access SA	11,493	49,282
*	Grenergy Renovables SA	1,360	49,224
	Grupo Catalana Occidente SA	5,890	182,570
	Grupo Empresarial San Jose SA	2,273	10,621
	Iberpapel Gestion SA	963	15,907
	Indra Sistemas SA	19,135	233,645
	Laboratorio Reig Jofre SA	1,706	4,964
	Laboratorios Farmaceuticos Rovi SA	1,748	74,068
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	71,436	74,447
	Mapfre SA	98,862	198,855
*	Melia Hotels International SA	16,799	111,862
	Miquel y Costas & Miquel SA	3,439	45,762
Ω	Neinor Homes SA	4,984	50,007
*	Obrascon Huarte Lain SA	24,285	14,740
#*	Oryzon Genomics SA	3,260	8,850
	Pharma Mar SA	2,273	149,890
	Prim SA	846	10,743
*	Promotora de Informaciones SA, Class A	21,413	8,637
Ω	Prosegur Cash SA	36,936	29,421
	Prosegur Cia de Seguridad SA	24,644	55,777
*	Realia Business SA	40,885	47,375
	Sacyr SA	44,872	138,036
*	Solaria Energia y Medio Ambiente SA	8,193	168,109
*	Soltec Power Holdings SA	2,859	17,421
Ω	Talgo SA	10,192	41,383
*	Tecnicas Reunidas SA	3,329	39,993
*	Tubacex SA	17,770	46,796
Ω	Unicaja Banco SA	190,239	233,832
	Vidrala SA	2,366	238,670
	Viscofan SA	4,964	319,933

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Vocento SA	10,365	$7,736
TOTAL SPAIN			6,847,006
SWEDEN — (2.6%)
Ω	AcadeMedia AB	11,393	53,662
	AddLife AB, Class B	1,737	18,332
	AddNode Group AB	14,839	147,661
	AFRY AB	11,916	215,114
#Ω	Alimak Group AB	4,650	36,616
	Alligo AB, Class B	3,336	28,429
Ω	Ambea AB	8,800	33,034
*	Annehem Fastigheter AB, Class B	2,916	6,390
	AQ Group AB	1,424	46,456
*	Arise AB	2,845	13,445
	Arjo AB, Class B	24,942	96,787
	Atrium Ljungberg AB, Class B	2,552	45,624
*Ω	Attendo AB	14,141	35,549
	Balco Group AB	780	3,117
	Beijer Alma AB	5,922	117,435
	Beijer Electronics Group AB	3,083	32,859
	Bergman & Beving AB	4,110	42,651
	Betsson AB, Class B	15,760	130,639
#*	Better Collective AS	3,845	57,714
*	BHG Group AB	7,219	10,635
	Bilia AB, Class A	9,387	108,461
	BioGaia AB, Class B	2,070	18,202
*	BioInvent International AB	4,765	14,682
	Biotage AB	7,324	113,192
	Bonava AB, Class B	9,951	30,345
*Ω	Boozt AB	4,035	52,347
Ω	Bravida Holding AB	3,912	43,245
	BTS Group AB, Class B	414	13,241
	Bufab AB	4,068	105,407
#	Bulten AB	1,365	8,759
	Bure Equity AB	7,507	189,088
*	Byggfakta Group Nordic Holdco AB	2,552	9,579
	Byggmax Group AB	8,034	32,727
*	Calliditas Therapeutics AB, ADR	237	4,550
	Catella AB	6,126	22,135
	Catena AB	4,337	181,443
#*	Catena Media PLC	8,350	22,065
*	Cavotec SA	3,590	4,455
	Cellavision AB	1,836	43,329
	Cibus Nordic Real Estate AB	3,949	55,979
#	Clas Ohlson AB, Class B	4,505	30,039
	Cloetta AB, Class B	30,791	64,130
*	Collector Bank AB	8,935	33,856
	Concentric AB	4,906	104,280
Ω	Coor Service Management Holding AB	11,573	73,945
	Corem Property Group AB, Class B	26,681	24,426
	Corem Property Group AB, Class D	1,018	18,677
	CTT Systems AB	762	17,297
	Dios Fastigheter AB	10,259	78,177
*	Doro AB	2,938	4,366
*	Duni AB	5,155	44,631
Ω	Dustin Group AB	8,938	30,125
	Eastnine AB	3,095	37,107
	Elanders AB, Class B	2,467	40,868
	Electrolux Professional AB, Class B	25,552	119,062

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Eltel AB	2,122	$1,952
*	Enea AB	2,398	20,330
	Eolus Vind AB, Class B	1,951	21,079
	eWork Group AB	1,140	13,501
	Fagerhult AB	11,647	54,524
	Fasadgruppen Group AB	1,014	10,626
	Fastighets AB Trianon	3,524	7,882
	FastPartner AB, Class A	4,631	37,722
#	Fenix Outdoor International AG	523	48,468
*	Ferronordic AB	734	6,033
#*	Fingerprint Cards AB, Class B	29,937	8,568
	FormPipe Software AB	2,655	5,708
	G5 Entertainment AB	858	15,975
	GARO AB	3,655	36,022
	Granges AB	14,721	123,132
*Ω	Green Landscaping Group AB	965	6,820
	Hanza AB	4,490	27,206
	Heba Fastighets AB, Class B	11,429	41,820
	Hexatronic Group AB	5,939	73,100
	HMS Networks AB	1,790	66,732
*Ω	Hoist Finance AB	7,538	23,175
*	Humana AB	3,640	7,135
*	IAR Systems Group AB	394	5,809
	Instalco AB	22,487	86,983
*	International Petroleum Corp.	10,157	109,305
	Inwido AB	8,421	91,774
*	ITAB Shop Concept AB	1,515	1,685
	JM AB	7,100	132,359
*	John Mattson Fastighetsforetagen AB	1,133	9,711
	Kabe Group AB, Class B	409	8,366
*	Karnov Group AB	13,267	76,369
#*	K-fast Holding AB	2,582	6,884
	Kindred Group PLC, SDR	3,121	31,451
	KNOW IT AB	4,178	81,659
	Lagercrantz Group AB, Class B	13,317	139,718
	Lime Technologies AB	1,571	34,439
	Lindab International AB	11,383	161,449
	Loomis AB	7,024	208,876
*	Maha Energy AB	6,730	6,034
	MEKO AB	6,042	66,966
*	Midsona AB, Class B	2,500	2,185
#	MIPS AB	2,862	109,527
	Modern Times Group MTG AB, Class B	14,048	124,369
*	Momentum Group AB	3,336	24,252
Ω	Munters Group AB	15,031	144,119
	Mycronic AB	9,025	192,915
	NCAB Group AB	16,504	105,839
	NCC AB, Class B	9,864	97,583
	Nederman Holding AB	2,831	49,763
*	Net Insight AB, Class B	41,507	27,705
	New Wave Group AB, Class B	5,645	127,019
	Nilorngruppen AB, Class B	954	8,319
	Nobia AB	14,929	26,055
	Nolato AB, Class B	26,891	162,400
	Nordic Paper Holding AB	3,379	13,763
	Nordic Waterproofing Holding AB	3,649	57,067
*	Note AB	1,939	40,703
#	NP3 Fastigheter AB	4,739	104,648
	Nyfosa AB	21,543	187,853

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	OEM International AB, Class B	8,880	$65,909
*	Orexo AB	1,571	2,557
	Orron Energy AB	27,733	51,414
*	Ovzon AB	2,036	10,336
	Peab AB, Class B	19,948	124,484
	Platzer Fastigheter Holding AB, Class B	6,591	57,819
	Pricer AB, Class B	16,074	28,082
	Proact IT Group AB	2,325	19,614
	Probi AB	193	3,355
	Ratos AB, Class B	27,304	110,117
*	RaySearch Laboratories AB	2,968	22,032
	Rejlers AB	1,542	22,818
Ω	Resurs Holding AB	23,704	63,118
	Rottneros AB	8,130	11,484
#*	Scandi Standard AB	5,934	28,458
*Ω	Scandic Hotels Group AB	17,951	66,176
*	Sdiptech AB, Class B	3,108	75,884
	Sintercast AB	685	7,306
	SkiStar AB	4,670	50,574
*	Solid Forsakring AB	1,512	9,918
*	Stendorren Fastigheter AB	2,374	44,662
*	Stillfront Group AB	13,153	22,956
	Systemair AB	12,291	92,178
	Tethys Oil AB	4,178	25,147
	TF Bank AB	509	8,076
*	Tobii AB	9,236	18,445
	Troax Group AB	5,225	109,947
	VBG Group AB, Class B	1,749	24,567
*	Viaplay Group AB	6,160	152,092
	Vitec Software Group AB, Class B	2,982	126,311
	Volati AB	1,959	19,523
	XANO Industri AB, Class B	1,571	18,301
*	XSpray Pharma AB	787	4,726
TOTAL SWEDEN			7,988,183
SWITZERLAND — (7.3%)
*	Accelleron Industries AG	1,952	46,105
	Adecco Group AG	22,394	831,729
	Allreal Holding AG	2,145	367,644
	ALSO Holding AG	829	168,863
*	Aluflexpack AG	525	10,783
*	ams-OSRAM AG	39,733	371,188
	APG SGA SA	211	41,303
	Arbonia AG	6,387	89,528
*	Aryzta AG	151,969	206,925
#	Ascom Holding AG	5,945	52,649
	Autoneum Holding AG	393	52,443
	Baloise Holding AG	5,727	941,936
	Banque Cantonale de Geneve	373	75,833
	Banque Cantonale Vaudoise	3,035	288,498
*	Basilea Pharmaceutica AG	1,981	107,003
	Belimo Holding AG	1,374	724,709
	Bell Food Group AG	344	90,223
	Bellevue Group AG	1,225	52,400
	Berner Kantonalbank AG	606	152,329
	BKW AG	2,999	431,263
	Bossard Holding AG, Class A	869	221,433
	Bucher Industries AG	956	435,617
	Burckhardt Compression Holding AG	467	289,141

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Burkhalter Holding AG	659	$61,236
	Bystronic AG	206	154,796
	Calida Holding AG	895	43,864
	Carlo Gavazzi Holding AG	62	21,127
	Cembra Money Bank AG	4,341	385,422
*	Cicor Technologies Ltd.	259	13,429
	Cie Financiere Tradition SA	290	33,909
	Clariant AG	28,915	495,847
	Coltene Holding AG	597	49,237
	Comet Holding AG	1,207	279,011
	COSMO Pharmaceuticals NV	1,329	96,647
	Daetwyler Holding AG	973	206,360
	DKSH Holding AG	4,936	420,523
	dormakaba Holding AG	404	168,782
*	Dufry AG	10,323	473,904
	EFG International AG	12,650	118,234
	Emmi AG	279	259,930
	Energiedienst Holding AG	1,617	77,210
#*	Evolva Holding SA	115,096	11,607
	Feintool International Holding AG	549	12,464
*	Flughafen Zurich AG	2,795	509,232
	Forbo Holding AG	119	156,572
	Fundamenta Real Estate AG	3,625	65,476
Ω	Galenica AG	6,980	545,889
#*	GAM Holding AG	23,150	22,880
	Georg Fischer AG	11,602	799,929
	Glarner Kantonalbank	419	11,910
#	Gurit Holding AG, Class BR	550	61,446
	Helvetia Holding AG	4,948	618,987
	Hiag Immobilien Holding AG	563	50,813
*	HOCHDORF Holding AG	130	3,160
	Huber & Suhner AG	2,546	244,170
	Hypothekarbank Lenzburg AG	9	42,080
*	Implenia AG	2,143	90,020
*	Ina Invest Holding AG	498	10,817
	Inficon Holding AG	241	252,328
	Interroll Holding AG	89	277,225
	Intershop Holding AG	180	120,740
	Investis Holding SA	420	45,744
	IVF Hartmann Holding AG	61	7,786
*	Jungfraubahn Holding AG	792	115,894
	Kardex Holding AG	936	182,423
	Komax Holding AG	634	208,595
	Kudelski SA	6,965	18,319
	Landis & Gyr Group AG	2,895	213,280
	LEM Holding SA	74	163,843
	Liechtensteinische Landesbank AG	1,746	114,147
	Luzerner Kantonalbank AG	403	185,543
Ω	Medacta Group SA	899	95,804
Ω	Medmix AG	2,297	44,741
	Meier Tobler Group AG	348	15,985
	Metall Zug AG, Class B	32	72,043
	Mobilezone Holding AG	6,598	119,807
	Mobimo Holding AG	1,168	300,342
	Novavest Real Estate AG	789	35,162
	OC Oerlikon Corp. AG	25,771	176,937
*	Orascom Development Holding AG	1,611	13,371
#	Orell Fuessli AG	108	9,443
	Orior AG	896	74,175

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Phoenix Mecano AG	95	$35,594
	Plazza AG, Class A	145	49,740
	PSP Swiss Property AG	6,388	796,352
	Rieter Holding AG	458	53,153
	Romande Energie Holding SA	63	80,144
	Schaffner Holding AG	70	22,325
	Schweiter Technologies AG	150	132,400
*Ω	Sensirion Holding AG	1,292	153,747
	SFS Group AG	2,691	309,611
	Siegfried Holding AG	542	398,168
	SIG Group AG	2,284	56,611
	Softwareone Holding AG	9,596	154,941
	St Galler Kantonalbank AG	413	226,318
#	Stadler Rail AG	2,914	111,459
	Sulzer AG	2,641	224,891
	Swiss Prime Site AG	9,958	887,340
*	Swiss Steel Holding AG	75,342	15,776
	Swissquote Group Holding SA	1,404	253,571
	Tecan Group AG	57	23,921
	Temenos AG	5,397	385,241
	Thurgauer Kantonalbank	118	15,213
	TX Group AG	438	68,670
	u-blox Holding AG	913	109,205
	Valiant Holding AG	2,620	299,369
	Varia U.S. Properties AG	834	42,431
Ω	VAT Group AG	1,148	357,377
	Vaudoise Assurances Holding SA	160	77,320
	Vetropack Holding AG	1,753	80,871
#*	Von Roll Holding AG	1,435	1,402
	Vontobel Holding AG	4,050	286,833
	VP Bank AG, Class A	427	46,092
	VZ Holding AG	1,803	143,513
*	V-ZUG Holding AG	260	26,185
	Walliser Kantonalbank	485	55,917
	Warteck Invest AG	28	69,112
	Ypsomed Holding AG	544	111,638
	Zehnder Group AG	1,375	102,339
	Zug Estates Holding AG, Class B	41	80,875
	Zuger Kantonalbank AG	19	153,579
TOTAL SWITZERLAND			22,029,386
UNITED KINGDOM — (11.9%)
	4imprint Group PLC	3,540	200,303
*	888 Holdings PLC	43,852	39,165
*	accesso Technology Group PLC	3,718	37,490
	Advanced Medical Solutions Group PLC	28,881	90,586
	AG Barr PLC	15,639	105,770
	AJ Bell PLC	34,062	142,016
Ω	Alfa Financial Software Holdings PLC	7,161	15,510
	Alliance Pharma PLC	67,755	52,475
	Anglo-Eastern Plantations PLC	3,206	30,072
	Appreciate Group PLC	13,054	6,821
	Argentex Group PLC	11,795	18,944
*	Ascential PLC	44,270	147,034
	Ashmore Group PLC	53,748	177,033
#*Ω	Aston Martin Lagonda Global Holdings PLC	10,480	21,416
	Avon Protection PLC	5,744	71,702
*	Babcock International Group PLC	87,927	332,194
Ω	Bakkavor Group PLC	18,363	26,087

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Balfour Beatty PLC	80,248	$363,394
	Bank of Georgia Group PLC	5,671	187,063
	Beazley PLC	79,378	653,233
	Begbies Traynor Group PLC	7,753	13,779
	Bellway PLC	15,333	401,044
	Bloomsbury Publishing PLC	12,613	69,373
	Bodycote PLC	25,392	203,912
*	boohoo Group PLC	9,921	5,417
	Breedon Group PLC	111,580	94,523
Ω	Bridgepoint Group PLC	4,151	12,319
	Britvic PLC	33,079	317,304
	Brooks Macdonald Group PLC	1,313	35,539
	Burford Capital Ltd.	21,289	191,608
	Bytes Technology Group PLC	28,429	135,900
*	C&C Group PLC	51,991	103,322
*	Capita PLC	243,631	84,212
*	Capricorn Energy PLC	64,356	192,517
*	Card Factory PLC	36,595	42,873
	Carr's Group PLC	9,024	13,517
	Castings PLC	4,744	21,171
*	Cazoo Group Ltd.	10,595	2,230
	Centamin PLC	165,211	226,482
	Central Asia Metals PLC	23,942	83,392
*	CentralNic Group PLC	15,173	26,966
	Chemring Group PLC	42,166	147,401
	Chesnara PLC	25,220	88,868
	City of London Investment Group PLC	2,089	11,556
	Clarkson PLC	4,093	155,277
	Close Brothers Group PLC	20,123	240,987
Ω	CMC Markets PLC	16,488	49,390
	Coats Group PLC	211,880	190,522
	Cohort PLC	1,455	9,469
	Computacenter PLC	10,014	275,209
*	Costain Group PLC	35,994	20,454
	Cranswick PLC	7,370	289,934
	Crest Nicholson Holdings PLC	39,673	119,379
	Currys PLC	142,580	114,540
	CVS Group PLC	8,803	218,897
*	De La Rue PLC	19,364	15,930
*Ω	Deliveroo PLC	111,445	127,704
	Devro PLC	22,418	84,740
	DFS Furniture PLC	28,727	53,119
#*	Dialight PLC	1,573	4,867
*	Dignity PLC	5,679	38,185
	Diploma PLC	8,676	293,486
	Direct Line Insurance Group PLC	143,281	314,164
	DiscoverIE Group PLC	14,344	152,228
	Diversified Energy Co. PLC	114,968	157,261
	Domino's Pizza Group PLC	53,779	208,292
	dotdigital group PLC	28,305	32,817
	Dr Martens PLC	69,818	133,810
	Drax Group PLC	56,130	448,281
	Dunelm Group PLC	13,915	200,200
Ω	DWF Group PLC	21,721	21,763
*	easyJet PLC	28,834	175,645
	Ecora Resources PLC	27,228	49,821
	EKF Diagnostics Holdings PLC	40,219	20,379
*	Elementis PLC	93,313	144,240
	EMIS Group PLC	7,911	183,237

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Energean PLC	15,023	$215,696
*	EnQuest PLC	211,206	57,103
	Epwin Group PLC	39	37
*	Ergomed PLC	6,298	93,299
*	Esken Ltd.	47,880	3,295
	Essentra PLC	39,161	104,654
*	FD Technologies PLC	2,485	42,069
	FDM Group Holdings PLC	11,184	108,312
	Ferrexpo PLC	12,093	23,659
	Fevertree Drinks PLC	9,664	130,300
	Fintel PLC	6,834	17,375
	Firstgroup PLC	91,704	122,778
Ω	Forterra PLC	26,491	69,845
	Foxtons Group PLC	34,139	15,385
*	Frasers Group PLC	19,423	187,866
*	Frontier Developments PLC	2,549	15,234
	Fuller Smith & Turner PLC, Class A	4,390	26,567
*Ω	Funding Circle Holdings PLC	18,764	13,453
	Galliford Try Holdings PLC	19,567	40,913
	Games Workshop Group PLC	4,534	525,913
	Gamma Communications PLC	10,921	159,319
	GB Group PLC	2,372	10,344
	Gem Diamonds Ltd.	14,716	5,393
	Genel Energy PLC	20,214	31,919
	Genuit Group PLC	30,160	121,639
*	Georgia Capital PLC	5,754	54,315
	Gooch & Housego PLC	2,118	15,056
	Goodwin PLC	55	2,421
	Grafton Group PLC	30,552	346,794
	Grainger PLC	91,067	291,649
*	Greencore Group PLC	70,626	69,566
	Greggs PLC	13,228	441,709
	Gulf Keystone Petroleum Ltd.	29,820	76,410
*Ω	Gym Group PLC	22,995	36,590
	H&T Group PLC	4,686	25,420
	Halfords Group PLC	37,620	95,294
	Harbour Energy PLC	55,063	212,973
	Hargreaves Services PLC	1,423	7,737
	Harworth Group PLC	9,662	13,814
	Hays PLC	209,964	320,352
	Headlam Group PLC	13,204	53,989
	Helical PLC	15,637	69,422
*	Helios Towers PLC	87,185	115,247
	Henry Boot PLC	13,323	38,922
	Hikma Pharmaceuticals PLC	624	13,200
	Hill & Smith PLC	13,237	206,008
	Hilton Food Group PLC	9,754	79,906
	Hiscox Ltd.	30,981	431,202
	Hochschild Mining PLC	37,929	32,043
	Hollywood Bowl Group PLC	21,065	68,349
*Ω	Hostelworld Group PLC	3,800	5,997
	Hunting PLC	21,793	93,642
*	Hurricane Energy PLC	105,430	9,524
*	Hyve Group PLC	30,769	27,790
Ω	Ibstock PLC	53,200	110,942
	IDOX PLC	36,392	29,066
	IG Group Holdings PLC	11,183	109,954
	IMI PLC	6,239	111,710
	Impax Asset Management Group PLC	12,259	117,865

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Inchcape PLC	52,930	$596,771
*	Indivior PLC	18,778	450,886
	IntegraFin Holdings PLC	38,393	148,088
	International Distributions Services PLC	79,046	223,739
	International Personal Finance PLC	52,018	54,354
	iomart Group PLC	16,597	26,850
	IP Group PLC	112,572	84,730
*	IQE PLC	114,008	66,661
	ITV PLC	477,312	477,995
*	IWG PLC	94,754	217,382
*	J D Wetherspoon PLC	10,655	59,958
*	James Fisher & Sons PLC	6,723	30,286
	James Halstead PLC	42,326	95,558
	JET2 PLC	18,252	275,141
*	John Wood Group PLC	95,305	167,079
	Johnson Service Group PLC	77,299	107,532
Ω	JTC PLC	988	8,788
	Jupiter Fund Management PLC	65,869	114,056
	Just Group PLC	152,125	154,072
	Kainos Group PLC	9,704	176,627
	Keller Group PLC	12,614	125,710
*	Kier Group PLC	87,699	74,179
*	Kin & Carta PLC	10,513	28,638
	Lancashire Holdings Ltd.	37,096	286,348
	Learning Technologies Group PLC	65,090	112,753
	Liontrust Asset Management PLC	9,051	129,681
	Lookers PLC	40,298	44,003
	LSL Property Services PLC	11,392	37,112
Ω	Luceco PLC	8,203	14,382
*	M&C Saatchi PLC	3,423	6,968
	Macfarlane Group PLC	19,165	24,664
	Man Group PLC	178,324	548,606
*	Marks & Spencer Group PLC	259,437	467,976
	Marshalls PLC	27,694	115,994
*	Marston's PLC	82,294	44,444
*	McBride PLC	30,429	9,214
	Me Group International PLC	40,883	64,584
	Mears Group PLC	19,018	48,096
	Medica Group PLC	11,417	23,265
	Mediclinic International PLC	46,009	281,501
*	Metro Bank PLC	24,939	42,611
	Midwich Group PLC	3,279	20,014
*	Mitchells & Butlers PLC	42,567	86,492
	Mitie Group PLC	199,211	192,068
	MJ Gleeson PLC	5,541	27,528
	Moneysupermarket.com Group PLC	78,997	233,223
	Morgan Advanced Materials PLC	42,972	166,776
	Morgan Sindall Group PLC	6,870	139,256
	Mortgage Advice Bureau Holdings Ltd.	4,749	36,302
*	Motorpoint group PLC	7,418	12,799
	Mountview Estates PLC	77	11,422
	MP Evans Group PLC	3,375	33,947
*	N Brown Group PLC	29,795	13,466
*	National Express Group PLC	91,976	151,508
	NCC Group PLC	43,338	100,433
*Ω	Network International Holdings PLC	9,595	31,154
	Next Fifteen Communications Group PLC	11,726	145,264
#	Nichols PLC	707	8,996
	Ninety One PLC	45,649	111,447

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	NIOX GROUP PLC	12,752	$6,145
	Norcros PLC	7,961	20,023
	Numis Corp. PLC	11,345	28,977
*Ω	On the Beach Group PLC	18,670	40,514
	OSB Group PLC	50,408	339,845
	Oxford Instruments PLC	7,482	216,280
	Pagegroup PLC	38,665	217,669
	Pan African Resources PLC	263,769	54,773
	Paragon Banking Group PLC	33,407	247,847
	PayPoint PLC	10,118	64,668
*	Pendragon PLC	178,766	43,871
	Pennon Group PLC	34,413	390,657
*	Petra Diamonds Ltd.	11,907	11,643
#*	Petrofac Ltd.	56,629	58,149
	Pets at Home Group PLC	68,118	296,328
*	Pharos Energy PLC	20,801	5,973
	Phoenix Spree Deutschland Ltd.	8,962	26,036
*	Playtech PLC	34,619	241,601
	Plus500 Ltd.	12,166	279,131
	Polar Capital Holdings PLC	10,376	66,319
	Porvair PLC	3,538	26,338
	PPHE Hotel Group Ltd.	2,621	41,096
	Premier Foods PLC	100,223	137,434
	Provident Financial PLC	33,877	97,852
*	PureTech Health PLC	35,259	110,770
*	Purplebricks Group PLC	17,328	1,950
	PZ Cussons PLC	36,308	97,307
	QinetiQ Group PLC	75,594	339,083
Ω	Quilter PLC	153,973	182,832
*	Rank Group PLC	24,101	26,954
	Rathbones Group PLC	7,929	204,824
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	57,865	65,035
	Record PLC	11,865	14,161
	Redcentric PLC	6,137	10,225
	Redde Northgate PLC	33,311	178,533
	Redrow PLC	37,909	243,158
	Renew Holdings PLC	9,219	83,137
*	Renewi PLC	9,334	75,630
	Renishaw PLC	4,296	209,680
*	Restaurant Group PLC	68,039	30,606
	Rhi Magnesita NV	1,651	55,560
	RHI Magnesita NV	3,257	108,329
	Ricardo PLC	9,245	59,044
	RM PLC	8,839	6,842
	Robert Walters PLC	6,706	41,472
	Rotork PLC	89,307	351,801
	RWS Holdings PLC	14,962	69,596
	S&U PLC	1,186	30,216
*	S4 Capital PLC	7,942	21,454
Ω	Sabre Insurance Group PLC	31,411	39,929
*	Saga PLC	10,855	24,986
*	Savannah Energy PLC	107,834	34,898
	Savills PLC	18,741	225,465
	ScS Group PLC	313	849
	Senior PLC	64,674	121,951
	Serco Group PLC	140,472	253,010
	Serica Energy PLC	30,512	95,479
	Severfield PLC	28,520	21,815

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	SIG PLC	100,181	$43,277
	Sirius Real Estate Ltd.	160,276	167,355
	Smart Metering Systems PLC	17,053	183,495
	Smiths News PLC	19,640	12,363
	Softcat PLC	16,254	243,223
*	SolGold PLC	101,626	20,301
	Spectris PLC	7,775	308,240
	Speedy Hire PLC	89,137	44,169
*Ω	Spire Healthcare Group PLC	38,601	115,652
	Spirent Communications PLC	77,961	211,281
*	SSP Group PLC	100,064	320,362
	SThree PLC	17,971	94,109
#	Strix Group PLC	17,224	20,789
††	Studio Retail Group PLC	5,420	1,441
	STV Group PLC	2,980	9,715
*	Superdry PLC	8,233	12,244
	Synthomer PLC	42,209	81,492
	Tate & Lyle PLC	52,039	484,593
	TBC Bank Group PLC	4,955	145,648
	Telecom Plus PLC	8,571	211,099
*	THG PLC	25,199	18,087
Ω	TI Fluid Systems PLC	41,232	60,588
	Topps Tiles PLC	21,096	12,616
	TP ICAP Group PLC	106,776	232,548
	Travis Perkins PLC	31,569	396,020
*	Trellus Health PLC	1,748	183
#*	Tremor International Ltd.	6,705	27,224
*	Tremor International Ltd., ADR	2,139	17,433
	Tribal Group PLC	5,915	4,015
	Trifast PLC	13,605	13,331
	TT Electronics PLC	25,526	58,426
#*	Tullow Oil PLC	157,616	70,189
	Tyman PLC	28,407	91,096
	UP Global Sourcing Holdings PLC	4,833	10,067
*	Verici Dx PLC	804	114
	Vertu Motors PLC	37,928	27,933
	Vesuvius PLC	33,003	166,436
#*	Victoria PLC	1,594	8,936
	Victrex PLC	10,684	243,152
	VIDENDUM PLC	6,957	88,450
	Virgin Money UK PLC	153,224	366,620
	Vistry Group PLC	39,313	362,078
	Volex PLC	16,793	52,879
	Volution Group PLC	27,412	127,836
	Vp PLC	3,850	33,777
*Ω	Watches of Switzerland Group PLC	28,683	336,714
	Watkin Jones PLC	29,876	41,867
	WH Smith PLC	16,447	324,788
	Wickes Group PLC	43,591	81,607
	Wilmington PLC	6,879	29,641
	Wincanton PLC	19,014	69,099
*	Xaar PLC	10,372	21,899
	XP Power Ltd.	499	14,931
	XPS Pensions Group PLC	19,564	38,835
	Young & Co's Brewery PLC	1	8
	Young & Co's Brewery PLC, Class A	2,876	36,605
	Zotefoams PLC	3,070	14,064
TOTAL UNITED KINGDOM			35,881,072

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	5,106	$96,851
*	GXO Logistics, Inc.	130	6,771
	Hecla Mining Co.	842	5,197
*	Noble Corp. PLC	2,674	108,363
	VAALCO Energy, Inc.	7,265	33,782
TOTAL UNITED STATES			250,964
TOTAL COMMON STOCKS			289,873,569
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA	1,189	53,230
	Fuchs Petrolub SE	9,860	393,359
	Jungheinrich AG	6,075	241,602
	Sixt SE	2,482	189,142
	STO SE & Co. KGaA	368	61,817
	Villeroy & Boch AG	1,074	23,047
TOTAL GERMANY			962,197
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Highfield Resources Ltd. Warrants 06/19/24	520	0
#*	Medical Developments International Ltd. Warrants 9/30/24	229	23
TOTAL AUSTRALIA			23
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	7,475	0
*††	S Immo AG 8/11/23	5,724	0
CANADA — (0.0%)
*	Treasury Metals, Inc. Warrants 08/07/23	459	14
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	7,100	118
ITALY — (0.0%)
#*	Webuild SpA	1,925	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	61,932	0
SPAIN — (0.0%)
*	Sacyr SA	44,872	3,057
SWEDEN — (0.0%)
#*	Fingerprint Cards AB Warrants 09/08/23	1,425	106
TOTAL RIGHTS/WARRANTS			3,318
TOTAL INVESTMENT SECURITIES (Cost $289,510,841)			290,839,084

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	922,001	10,665,706
TOTAL INVESTMENTS — (100.0%)
(Cost $300,174,047)^^			$301,504,790

VA International Small Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$93,261	$18,632,210	$46,605	$18,772,076
Austria	—	4,318,256	—	4,318,256
Belgium	72,105	4,204,062	—	4,276,167
Canada	35,421,087	78,175	566	35,499,828
China	160,585	39,974	—	200,559
Colombia	32,015	—	—	32,015
Denmark	—	7,494,413	—	7,494,413
Finland	—	6,285,722	—	6,285,722
France	—	14,255,073	—	14,255,073
Germany	—	18,293,112	—	18,293,112
Hong Kong	—	6,788,190	7,563	6,795,753
Ireland	—	1,581,138	—	1,581,138
Israel	242,589	3,406,399	—	3,648,988
Italy	—	11,377,253	—	11,377,253
Japan	7,612	69,351,425	—	69,359,037
Netherlands	—	5,931,979	—	5,931,979
New Zealand	—	1,201,141	—	1,201,141
Norway	238,808	3,226,995	—	3,465,803
Portugal	—	1,055,604	—	1,055,604
Singapore	—	3,017,247	15,794	3,033,041
Spain	—	6,847,006	—	6,847,006
Sweden	11,176	7,977,007	—	7,988,183
Switzerland	—	22,029,386	—	22,029,386
United Kingdom	17,433	35,862,198	1,441	35,881,072
United States	45,750	205,214	—	250,964
Preferred Stocks
Germany	—	962,197	—	962,197
Rights/Warrants
Australia	—	23	—	23
Canada	—	14	—	14
Hong Kong	—	118	—	118
Spain	—	3,057	—	3,057
Sweden	—	106	—	106
Securities Lending Collateral	—	10,665,706	—	10,665,706
TOTAL	$36,342,421	$265,090,400	$71,969˂˃	$301,504,790

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (64.7%)
	Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	8,600	$8,401,035
	Alberta, Province of Canada
	2.950%, 01/23/24	1,700	1,669,818
	Amazon.com, Inc.
	2.730%, 04/13/24	3,000	2,932,391
	0.450%, 05/12/24	1,782	1,690,451
	Asian Development Bank
	2.625%, 01/30/24	5,750	5,629,727
	1.625%, 03/15/24	4,000	3,866,960
	Asian Infrastructure Investment Bank (The)
	0.250%, 09/29/23	1,000	969,469
	2.250%, 05/16/24	2,550	2,472,580
	BNG Bank NV
	3.000%, 09/20/23	5,000	4,938,550
	Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	813	800,535
	0.375%, 05/27/24	5,150	4,863,275
	Canadian Imperial Bank of Commerce
	3.500%, 09/13/23	7,500	7,439,736
	CDP Financial, Inc.
	3.150%, 07/24/24	8,000	7,812,459
	Cooperatieve Rabobank UA
	0.375%, 01/12/24	1,000	959,195
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	4.623%, 01/12/24	6,500	6,489,626
	Council Of Europe Development Bank
	0.250%, 10/20/23	5,965	5,771,968
	CPPIB Capital, Inc.
Ω	3.000%, 06/13/24	3,000	2,929,076
	Dexia Credit Local SA
	3.250%, 09/26/23	5,250	5,194,035
	0.500%, 07/16/24	1,052	989,375
	Equinor ASA
#	2.650%, 01/15/24	1,350	1,322,735
	Erste Abwicklungsanstalt
	0.250%, 08/25/23	3,000	2,922,162
	0.250%, 03/01/24	4,000	3,808,440
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.375%, 11/16/23	3,275	3,160,458
		Face Amount	Value†
		(000)
European Bank for Reconstruction & Development
	0.250%, 07/10/23	4,500	$4,408,190
European Investment Bank
	3.125%, 12/14/23	1,000	985,900
Export Development Canada
	2.625%, 02/21/24	1,465	1,435,461
	0.496%, 04/08/24	400	380,260
FMS Wertmanagement
	2.750%, 01/30/24	8,000	7,844,251
	0.375%, 05/06/24	600	568,165
Inter-American Development Bank
	3.000%, 10/04/23	750	739,838
	0.250%, 11/15/23	7,000	6,749,819
	2.625%, 01/16/24	2,000	1,958,920
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	4.595%, 03/22/24	5,000	4,996,162
International Bank for Reconstruction & Development
	3.000%, 09/27/23	2,000	1,974,699
International Finance Corp.
	2.875%, 07/31/23	5,000	4,949,932
Kommunalbanken AS
Ω	0.250%, 12/08/23	1,900	1,826,185
Kommunalbanken AS, Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω	4.483%, 10/27/23	3,500	3,497,130
Kommunekredit
	1.000%, 12/15/23	1,000	967,065
Kommuninvest I Sverige AB
Ω	3.250%, 01/16/24	850	836,906
Ω	0.375%, 02/16/24	9,000	8,588,700
Kuntarahoitus Oyj
	2.500%, 11/15/23	1,800	1,765,919
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	4,000	3,818,144
National Australia Bank Ltd.
	5.132%, 11/22/24	5,000	5,047,286

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24	2,500	$2,400,018
Nordea Bank Abp
Ω	0.625%, 05/24/24	4,000	3,782,917
OMERS Finance Trust
	2.500%, 05/02/24	2,000	1,944,114
Ontario Teachers' Finance Trust
	0.375%, 09/29/23	1,568	1,520,709
Ontario, Province of Canada
	3.050%, 01/29/24	9,200	9,044,244
Province of Alberta Canada
	3.350%, 11/01/23	7,763	7,678,771
Province of Ontario Canada
	3.400%, 10/17/23	400	395,572
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	4,500	4,362,916
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23	800	778,880
Svensk Exportkredit AB
	0.500%, 11/10/23	1,450	1,400,932
	1.750%, 12/12/23	2,218	2,159,001
	0.375%, 03/11/24	2,000	1,904,574
Svenska Handelsbanken AB
Ω	0.625%, 06/30/23	2,000	1,964,805
	3.900%, 11/20/23	2,478	2,456,907
Ω	0.550%, 06/11/24	2,000	1,885,248
Swedbank AB
Ω	0.600%, 09/25/23	2,000	1,941,520
Toronto-Dominion Bank
	3.500%, 07/19/23	3,958	3,936,395
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r)	4.461%, 06/02/23	3,500	3,497,928
	Face Amount	Value†
	(000)
Westpac Banking Corp.
3.300%, 02/26/24	9,520	$9,380,100
TOTAL BONDS		212,808,539
U.S. TREASURY OBLIGATIONS — (34.9%)
U.S. Treasury Notes
0.125%, 08/15/23	8,400	8,193,609
0.125%, 08/31/23	16,600	16,164,899
0.250%, 09/30/23	24,950	24,218,068
0.125%, 10/15/23	26,500	25,652,207
0.375%, 10/31/23	29,000	28,068,828
0.250%, 11/15/23	750	723,662
0.500%, 11/30/23	800	772,344
0.750%, 12/31/23	10,000	9,642,969
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.140, FRN
(r) 4.789%, 10/31/24	1,500	1,500,480
TOTAL U.S. TREASURY OBLIGATIONS		114,937,066
TOTAL INVESTMENT SECURITIES (Cost $332,811,062)		327,745,605

		Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	1,075,507	1,075,507
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	11,056	127,895
TOTAL INVESTMENTS — (100.0%)
(Cost $334,014,464)^^			$328,949,007
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$212,808,539	—	$212,808,539
U.S. Treasury Obligations	—	114,937,066	—	114,937,066
Temporary Cash Investments	$1,075,507	—	—	1,075,507
Securities Lending Collateral	—	127,895	—	127,895
TOTAL	$1,075,507	$327,873,500	—	$328,949,007

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (88.1%)
AUSTRALIA — (8.4%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 1.030%, FRN, 4.099%, 12/06/23	AUD	200	$141,818
	4.050%, 05/12/25	AUD	700	491,520
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	1,500	1,056,685
Ω	1.125%, 06/15/26		3,243	2,891,790
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	700	732,362
Ω	1.388%, 01/12/25		300	282,237
	2.350%, 02/25/25	AUD	500	339,630
	3.900%, 05/30/25	AUD	2,000	1,400,160
	3.375%, 01/14/26		1,000	968,589
	2.900%, 02/25/27	AUD	500	332,199
New South Wales Treasury Corp.
	1.250%, 03/20/25	AUD	500	336,562
	4.000%, 05/20/26	AUD	6,850	4,892,389
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	4,000	2,787,668
South Australian Government Financing Authority
	3.000%, 07/20/26	AUD	500	345,448
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	2,000	1,295,765
Westpac Banking Corp.
	0.375%, 03/05/23	EUR	1,500	1,627,839
	0.750%, 10/17/23	EUR	600	641,412
(r)	3M Swap + 0.880%, FRN, 3.930%, 08/16/24	AUD	100	70,874
	2.700%, 03/17/25	AUD	700	478,324
	2.850%, 05/13/26		2,158	2,044,315
	1.150%, 06/03/26		3,894	3,486,752
	4.125%, 06/04/26	AUD	500	349,480
TOTAL AUSTRALIA				26,993,818
AUSTRIA — (1.6%)
Oesterreichische Kontrollbank AG
	0.000%, 04/06/23	EUR	2,500	2,706,504
	1.250%, 12/15/23	GBP	500	601,773
Republic of Austria Government Bond
Ω	1.750%, 10/20/23	EUR	750	808,840
			Face Amount^	Value†
			(000)
AUSTRIA — (Continued)
Ω	1.650%, 10/21/24	EUR	1,000	$1,068,106
TOTAL AUSTRIA				5,185,223
BELGIUM — (3.4%)
Dexia Credit Local SA
	0.500%, 07/22/23	GBP	500	605,989
	1.625%, 12/08/23	GBP	500	603,182
	0.500%, 07/16/24		4,000	3,761,882
	1.250%, 11/26/24	EUR	1,300	1,365,554
Euroclear Bank SA
	0.125%, 07/07/25	EUR	150	151,075
Kingdom of Belgium Government Bond
Ω	2.600%, 06/22/24	EUR	300	325,441
Ω	0.500%, 10/22/24	EUR	2,600	2,726,275
Ω	0.800%, 06/22/25	EUR	1,200	1,250,506
TOTAL BELGIUM				10,789,904
CANADA — (12.3%)
Alberta, Province of Canada
	2.950%, 01/23/24		500	491,123
Bank of Montreal
	2.890%, 06/20/23	CAD	4,500	3,358,487
	2.700%, 09/11/24	CAD	300	218,353
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	2,600	1,888,852
Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	3,100	2,311,947
CPPIB Capital, Inc.
	0.375%, 07/25/23	GBP	600	727,095
	0.375%, 06/20/24	EUR	1,400	1,462,999
	0.875%, 12/17/24	GBP	1,100	1,275,038
Export Development Canada
	1.375%, 12/08/23	GBP	1,100	1,326,766
	0.000%, 01/27/25	EUR	500	510,988
Manitoba, Province of Canada
	2.600%, 04/16/24		1,000	975,240
OMERS Finance Trust
	0.450%, 05/13/25	EUR	1,400	1,427,209
Ontario Teachers' Finance Trust
	0.500%, 05/06/25	EUR	900	918,076
Ontario, Province of Canada
	0.500%, 12/15/23	GBP	100	119,558
	3.050%, 01/29/24		2,000	1,966,140
	0.375%, 06/14/24	EUR	600	626,861
	0.875%, 01/21/25	EUR	100	103,826
	3.100%, 08/26/25	AUD	1,000	689,194

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Alberta Canada
	0.500%, 04/16/25	EUR	600	$615,900
	0.625%, 04/18/25	EUR	900	925,746
Province of Ontario Canada
	3.400%, 10/17/23		500	494,465
Province of Quebec Canada
	2.250%, 07/17/23	EUR	1,100	1,191,955
	0.750%, 12/13/24	GBP	300	347,417
	0.875%, 01/15/25	EUR	980	1,018,210
	3.700%, 05/20/26	AUD	2,100	1,461,352
PSP Capital, Inc.
	2.090%, 11/22/23	CAD	1,100	810,423
	0.500%, 09/15/24		750	702,175
Quebec, Province of Canada
	2.500%, 04/09/24		3,240	3,154,971
Royal Bank of Canada
	2.333%, 12/05/23	CAD	1,700	1,251,500
Toronto-Dominion Bank
	1.909%, 07/18/23	CAD	1,600	1,186,998
	0.625%, 07/20/23	EUR	200	215,136
	0.750%, 09/11/25		295	266,590
	0.750%, 01/06/26		1,870	1,674,320
	1.200%, 06/03/26		2,651	2,364,881
Toronto-Dominion Bank
	3.005%, 05/30/23	CAD	1,700	1,270,665
TOTAL CANADA				39,350,456
DENMARK — (4.0%)
Denmark Government Bond
	0.000%, 11/15/24	DKK	77,000	10,714,756
Kommunekredit
	1.000%, 12/15/23		1,200	1,160,478
	2.000%, 06/25/24	GBP	600	718,255
	0.375%, 11/15/24	GBP	250	288,363
Novo Nordisk Finance Netherlands BV
	0.750%, 03/31/25	EUR	100	103,137
TOTAL DENMARK				12,984,989
FINLAND — (1.8%)
Finland Government Bond
Ω	2.000%, 04/15/24	EUR	100	107,814
Ω	0.000%, 09/15/24	EUR	900	937,570
Ω	0.875%, 09/15/25	EUR	1,500	1,561,592
Kuntarahoitus Oyj
	0.125%, 03/07/24	EUR	900	947,245
	0.000%, 11/15/24	EUR	300	308,698
	0.875%, 12/16/24	GBP	1,200	1,392,477
OP Corporate Bank PLC
	1.000%, 05/22/25	EUR	500	514,311
TOTAL FINLAND				5,769,707
		Face Amount^	Value†
		(000)
FRANCE — (5.8%)
Agence Francaise de Developpement EPIC
4.000%, 03/14/23	EUR	1,000	$1,088,205
3.125%, 01/04/24	EUR	2,700	2,933,627
0.000%, 03/25/25	EUR	900	915,473
BNP Paribas SA
2.875%, 09/26/23	EUR	21	22,782
Bpifrance SACA
0.500%, 05/25/25	EUR	600	614,851
Caisse d'Amortissement de la Dette Sociale
2.375%, 01/25/24	EUR	800	863,858
3.375%, 03/20/24		417	410,607
0.375%, 05/27/24		1,500	1,416,488
1.375%, 11/25/24	EUR	1,500	1,580,339
French Republic Government Bond OAT
0.000%, 03/25/24	EUR	300	316,178
2.250%, 05/25/24	EUR	300	324,175
1.750%, 11/25/24	EUR	300	320,519
0.000%, 02/25/25	EUR	2,500	2,568,882
Region of Ile de France
2.250%, 06/10/23	EUR	300	325,306
3.625%, 03/27/24	EUR	200	218,460
SNCF Reseau
4.500%, 01/30/24	EUR	100	110,153
Societe Nationale SNCF SA
4.875%, 06/12/23	EUR	1,100	1,203,100
4.625%, 02/02/24	EUR	750	825,967
4.125%, 02/19/25	EUR	1,200	1,325,700
Unedic Asseo
2.375%, 05/25/24	EUR	600	645,856
0.125%, 11/25/24	EUR	400	411,685
0.625%, 02/17/25	EUR	300	310,499
TOTAL FRANCE			18,752,710
GERMANY — (6.1%)
Erste Abwicklungsanstalt
0.250%, 03/01/24		1,800	1,713,798
0.875%, 10/30/24		800	750,392
FMS Wertmanagement
0.625%, 12/15/23	GBP	200	239,508
0.375%, 05/06/24		1,000	946,941
1.375%, 03/07/25	GBP	100	116,649
Kreditanstalt fuer Wiederaufbau
0.250%, 03/08/24		3,033	2,889,039
1.625%, 05/10/24		1,500	1,443,208
0.875%, 07/18/24	GBP	100	117,690
0.125%, 10/04/24	EUR	300	311,909
0.000%, 11/15/24	EUR	280	289,623
0.000%, 02/18/25	EUR	1,380	1,417,048
4.000%, 02/27/25	AUD	500	354,795
0.010%, 03/31/25	EUR	96	98,241
0.375%, 04/23/25	EUR	159	163,851
3.200%, 09/11/26	AUD	500	345,606
Land Hessen
0.000%, 03/10/25	EUR	200	204,233

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 12/15/23	GBP	550	$662,691
	2.000%, 07/23/24		3,181	3,060,014
	0.375%, 12/09/24	GBP	1,078	1,241,042
Landwirtschaftliche Rentenbank
	4.250%, 01/09/25	AUD	1,000	712,618
	4.750%, 05/06/26	AUD	400	290,359
NRW Bank
	1.375%, 12/15/23	GBP	300	361,467
	0.375%, 12/16/24	GBP	800	920,098
State of North Rhine-Westphalia Germany
	0.625%, 12/16/24	GBP	700	808,565
TOTAL GERMANY				19,459,385
IRELAND — (3.0%)
Ireland Government Bond
	3.400%, 03/18/24	EUR	4,750	5,207,404
	5.400%, 03/13/25	EUR	3,800	4,358,311
TOTAL IRELAND				9,565,715
NETHERLANDS — (3.8%)
BNG Bank NV
	3.875%, 05/26/23	EUR	2,100	2,291,486
	0.050%, 07/11/23	EUR	500	537,058
	2.000%, 04/12/24	GBP	600	720,468
	3.250%, 07/15/25	AUD	1,700	1,178,883
Nederlandse Waterschapsbank NV
	3.000%, 11/16/23	EUR	300	325,852
	1.125%, 03/15/24		400	384,003
	2.000%, 12/16/24	GBP	950	1,124,429
Netherlands Government Bond
Ω	0.000%, 01/15/24	EUR	750	794,149
Ω	2.000%, 07/15/24	EUR	2,500	2,691,295
Ω	0.250%, 07/15/25	EUR	500	513,495
Shell International Finance BV
	1.125%, 04/07/24	EUR	610	647,421
	0.500%, 05/11/24	EUR	400	420,423
	0.750%, 05/12/24	EUR	500	527,924
TOTAL NETHERLANDS				12,156,886
NEW ZEALAND — (1.1%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	500	306,003
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	4,500	2,802,573
	2.750%, 04/15/25	NZD	500	307,309
TOTAL NEW ZEALAND				3,415,885
			Face Amount^	Value†
			(000)
NORWAY — (2.7%)
DNB Bank ASA
	0.600%, 09/25/23	EUR	700	$749,240
	0.050%, 11/14/23	EUR	800	849,172
Kommunalbanken AS
	0.250%, 12/08/23		400	384,448
	2.750%, 02/05/24		400	391,677
	2.000%, 06/19/24		800	771,458
	1.000%, 12/12/24	GBP	350	407,120
	4.250%, 07/16/25	AUD	1,800	1,278,771
	0.600%, 06/01/26	AUD	2,100	1,324,903
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	14,500	1,449,565
Ω	1.750%, 03/13/25	NOK	10,900	1,062,875
TOTAL NORWAY				8,669,229
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (19.7%)
African Development Bank
	0.243%, 04/14/23	SEK	10,000	951,072
	0.250%, 01/24/24	EUR	300	316,855
	4.750%, 03/06/24	AUD	500	356,164
	4.000%, 01/10/25	AUD	500	353,602
	4.500%, 06/02/26	AUD	1,000	717,535
Asian Development Bank
	1.375%, 12/15/23	GBP	2,340	2,820,276
	1.625%, 03/15/24		3,303	3,193,142
	0.375%, 06/11/24		1,300	1,228,604
	2.500%, 12/19/24	GBP	150	179,542
	3.750%, 03/12/25	AUD	2,000	1,410,767
	3.700%, 06/17/25	AUD	500	352,348
	0.800%, 11/06/25	AUD	500	325,161
	0.500%, 05/05/26	AUD	1,000	634,871
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	500	319,696
Asian Infrastructure Investment Bank (The)
	2.250%, 05/16/24		1,688	1,636,751
Council Of Europe Development Bank
	0.125%, 05/25/23	EUR	73	78,774
	0.375%, 03/27/25	EUR	350	359,271
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.250%, 04/25/23	EUR	400	432,555
European Financial Stability Facility
	0.125%, 10/17/23	EUR	420	448,108
	2.125%, 02/19/24	EUR	2,000	2,155,689
	0.000%, 04/19/24	EUR	800	839,751
	1.750%, 06/27/24	EUR	1,647	1,760,853
	0.400%, 02/17/25	EUR	150	155,050
	0.500%, 07/11/25	EUR	120	123,244
	0.000%, 10/15/25	EUR	450	453,652

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank
0.000%, 10/16/23	EUR	1,833	$1,954,765
0.500%, 11/15/23	EUR	140	149,505
0.050%, 12/15/23	EUR	200	212,240
0.875%, 12/15/23	GBP	1,310	1,572,606
2.125%, 01/15/24	EUR	323	348,427
3.250%, 01/29/24		541	533,155
0.000%, 03/15/24	EUR	133	139,929
0.750%, 09/09/24	NOK	15,000	1,446,171
0.875%, 09/13/24	EUR	200	210,319
0.750%, 11/15/24	GBP	500	582,654
1.375%, 03/07/25	GBP	1,165	1,362,431
0.000%, 03/25/25	EUR	140	143,110
1.250%, 05/12/25	SEK	2,000	183,688
2.900%, 10/17/25	AUD	800	551,950
European Stability Mechanism
0.100%, 07/31/23	EUR	500	536,762
0.125%, 04/22/24	EUR	1,527	1,604,680
0.000%, 12/16/24	EUR	1,300	1,339,078
0.000%, 03/14/25	EUR	1,184	1,211,461
European Union
1.875%, 04/04/24	EUR	200	214,730
0.500%, 04/04/25	EUR	700	723,295
0.800%, 07/04/25	EUR	6,550	6,778,322
European Union Bills
0.000%, 04/07/23	EUR	1,000	1,082,584
Inter-American Development Bank
1.250%, 12/15/23	GBP	3,200	3,854,468
3.000%, 02/21/24		454	445,612
1.375%, 12/15/24	GBP	800	938,508
2.750%, 10/30/25	AUD	1,300	892,100
4.250%, 06/11/26	AUD	1,500	1,071,413
Inter-American Investment Corp.
1.750%, 10/02/24		324	309,021
International Bank for Reconstruction & Development
2.500%, 08/03/23	CAD	2,500	1,859,137
2.500%, 03/19/24		4,314	4,210,378
0.500%, 05/18/26	AUD	1,500	950,469
International Development Association
0.750%, 12/12/24	GBP	300	348,126
International Finance Corp.
4.000%, 04/03/25	AUD	2,500	1,773,410
3.200%, 07/22/26	AUD	2,000	1,382,051
Nordic Investment Bank
1.500%, 03/13/25	NOK	2,000	193,348
3.400%, 02/06/26	AUD	600	417,068
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			63,130,304
			Face Amount^	Value†
			(000)
SWEDEN — (9.4%)
Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	2,000	$188,359
	3.250%, 01/16/24		1,000	984,595
	0.375%, 02/16/24		300	286,272
Ω	1.375%, 05/08/24		3,200	3,070,210
Ω	2.875%, 07/03/24		1,783	1,738,883
	1.000%, 10/02/24	SEK	19,000	1,751,662
	1.000%, 05/12/25	SEK	17,000	1,550,083
Skandinaviska Enskilda Banken AB
Ω	1.400%, 11/19/25		3,077	2,805,362
Ω	1.200%, 09/09/26		4,280	3,771,163
Svensk Exportkredit AB
	1.375%, 12/15/23	GBP	260	313,164
	0.375%, 03/11/24		2,000	1,904,574
	0.375%, 07/30/24		3,000	2,815,915
#	3.625%, 09/03/24		2,700	2,656,507
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24		1,250	1,178,280
	0.125%, 06/18/24	EUR	1,000	1,037,674
	1.000%, 04/15/25	EUR	200	206,743
Sweden Government Bond
Ω	1.500%, 11/13/23	SEK	20,000	1,892,121
Ω	2.500%, 05/12/25	SEK	20,500	1,960,022
TOTAL SWEDEN				30,111,589
SWITZERLAND — (0.2%)
Novartis Capital Corp.
	3.400%, 05/06/24		600	591,516
UNITED STATES — (4.8%)
Abbott Ireland Financing DAC
	0.100%, 11/19/24	EUR	200	205,458
Amazon.com, Inc.
	2.730%, 04/13/24		3,750	3,665,489
	1.000%, 05/12/26		1,426	1,283,955
Apple, Inc.
	3.600%, 06/10/26	AUD	500	347,279
Berkshire Hathaway, Inc.
	0.000%, 03/12/25	EUR	290	294,304
	3.125%, 03/15/26		1,734	1,684,247
Chevron USA, Inc.
	0.687%, 08/12/25		860	783,951
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	300	312,377
Network Rail Infrastructure Finance PLC
	4.750%, 01/22/24	GBP	613	760,256
Procter & Gamble Co.
	0.625%, 10/30/24	EUR	300	312,591
	1.000%, 04/23/26		885	801,642
Roche Finance Europe BV
	0.875%, 02/25/25	EUR	400	419,906
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		2,600	2,520,796

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Ω	3.350%, 09/30/24		2,000	$1,961,212
	TOTAL UNITED STATES			15,353,463
	TOTAL BONDS			282,280,779
U.S. TREASURY OBLIGATIONS — (8.0%)
	U.S. Treasury Bills
	4.662%, 05/16/23		7,000	6,907,635
U.S. Treasury Notes
	0.125%, 07/31/23		3,800	3,713,906
	0.125%, 08/15/23		2,750	2,682,432
	0.125%, 08/31/23		3,000	2,921,367
	0.125%, 12/15/23		2,000	1,921,484
	0.750%, 12/31/23		4,372	4,216,195
	2.500%, 01/31/24		3,500	3,423,848
	TOTAL U.S. TREASURY OBLIGATIONS			25,786,867
FOREIGN SOVEREIGN OBLIGATIONS — (3.0%)
AUSTRIA — (0.5%)
	Austria Treasury Bills
	0.000%, 04/27/23	EUR	1,500	1,621,403
FINLAND — (0.2%)
	Finland T-Bills
	0.000%, 08/14/23	EUR	500	535,536
NETHERLANDS — (1.1%)
	Dutch Treasury Certificate
	0.000%, 05/30/23	EUR	2,300	2,480,585
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
0.000%, 06/29/23	EUR	1,000	$1,076,021
TOTAL NETHERLANDS			3,556,606
SWEDEN — (0.2%)
Sweden Treasury Bills
0.000%, 06/21/23	SEK	7,000	662,338
UNITED KINGDOM — (1.0%)
U.K. Treasury Bills
0.000%, 07/31/23	GBP	2,700	3,265,438
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			9,641,321
TOTAL INVESTMENT SECURITIES (Cost $320,495,641)			317,708,967

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	250,100	2,893,162
TOTAL INVESTMENTS — (100.0%)
(Cost $323,388,044)^^			$320,602,129
As of January 31, 2023, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,849,627	SEK	40,237,101	Bank of New York Mellon	02/10/23	$77
USD	2,974,477	SEK	30,966,842	HSBC Bank	02/13/23	11,351
USD	2,030,206	EUR	1,862,223	Citibank, N.A.	02/22/23	3,025
USD	26,975,033	GBP	21,808,339	Bank of America Corp.	02/23/23	76,298
USD	632,168	GBP	510,781	Citibank, N.A.	02/24/23	2,149
USD	32,733,248	EUR	30,026,398	Citibank, N.A.	02/24/23	43,009
USD	3,301,062	GBP	2,663,891	HSBC Bank	02/24/23	15,306
USD	3,458,615	NZD	5,331,158	Citibank, N.A.	02/27/23	11,576
USD	4,188,190	DKK	28,548,537	Morgan Stanley and Co. International	02/27/23	8,647
USD	32,202,162	EUR	29,512,891	State Street Bank and Trust	02/27/23	64,986
USD	2,442,875	SEK	25,185,421	Citibank, N.A.	02/28/23	31,018
USD	2,124,927	NOK	20,955,180	Morgan Stanley and Co. International	03/17/23	21,324
USD	2,061,539	NOK	20,522,004	HSBC Bank	03/31/23	27
Total Appreciation						$288,793
USD	4,197,645	DKK	29,368,863	Bank of America Corp.	02/06/23	$(95,580)

VA Global Bond Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,678,757	AUD	5,286,468	Morgan Stanley and Co. International	02/13/23	$(54,405)
USD	2,264,697	DKK	15,486,672	Bank of America Corp.	02/22/23	(1,767)
USD	1,113,563	EUR	1,024,578	Bank of New York Mellon	02/22/23	(1,774)
USD	1,236,218	EUR	1,143,016	Citibank, N.A.	02/22/23	(8,048)
USD	29,659,793	EUR	27,273,398	Morgan Stanley and Co. International	02/22/23	(29,514)
USD	653,050	EUR	600,263	Citibank, N.A.	02/27/23	(588)
USD	25,511,110	AUD	37,764,261	State Street Bank and Trust	03/01/23	(1,173,689)
USD	3,413,360	AUD	4,979,809	Citibank, N.A.	04/04/23	(109,985)
USD	14,128,929	CAD	18,942,019	UBS AG	04/06/23	(114,202)
Total (Depreciation)						$(1,589,552)
Total Appreciation (Depreciation)						$(1,300,759)
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$26,993,818	—	$26,993,818
Austria	—	5,185,223	—	5,185,223
Belgium	—	10,789,904	—	10,789,904
Canada	—	39,350,456	—	39,350,456
Denmark	—	12,984,989	—	12,984,989
Finland	—	5,769,707	—	5,769,707
France	—	18,752,710	—	18,752,710
Germany	—	19,459,385	—	19,459,385
Ireland	—	9,565,715	—	9,565,715
Netherlands	—	12,156,886	—	12,156,886
New Zealand	—	3,415,885	—	3,415,885
Norway	—	8,669,229	—	8,669,229
Supranational Organization Obligations	—	63,130,304	—	63,130,304
Sweden	—	30,111,589	—	30,111,589
Switzerland	—	591,516	—	591,516
United States	—	15,353,463	—	15,353,463
U.S. Treasury Obligations	—	25,786,867	—	25,786,867
Foreign Sovereign Obligations	—	9,641,321	—	9,641,321
Securities Lending Collateral	—	2,893,162	—	2,893,162
Forward Currency Contracts**	—	(1,300,759)	—	(1,300,759)
TOTAL	—	$319,301,370	—	$319,301,370
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
Treasury Inflation Protected Security
0.500%, 01/15/28	8,745	$8,368,485
1.750%, 01/15/28	15,604	15,862,601
3.625%, 04/15/28	19,313	21,407,302
0.750%, 07/15/28	16,427	15,941,182
0.875%, 01/15/29	20,044	19,506,255
2.500%, 01/15/29	18,790	19,987,345
3.875%, 04/15/29	16,825	19,267,960
0.250%, 07/15/29	1,455	1,363,161
0.125%, 01/15/30	16,605	15,293,175
0.125%, 07/15/30	4,413	4,055,591
0.125%, 01/15/31	9,623	8,780,807
0.125%, 07/15/31	3,721	3,385,359
0.125%, 01/15/32	13,425	12,121,139
3.375%, 04/15/32	15,297	17,983,507
2.125%, 02/15/40	6,818	7,496,553
2.125%, 02/15/41	4,758	5,237,599
0.750%, 02/15/42	2,108	1,840,392
TOTAL U.S. TREASURY OBLIGATIONS Cost ($215,311,005)		197,898,413

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 4.180%	656,068	656,068
TOTAL INVESTMENTS — (100.0%)
(Cost $215,967,073)^^		$198,554,481
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$197,898,413	—	$197,898,413
Temporary Cash Investments	$656,068	—	—	656,068
TOTAL	$656,068	$197,898,413	—	$198,554,481

VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,841,527	$53,459,539
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,512,132	22,182,975
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,329,675	21,083,558
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,173,388	21,081,864
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	606,045	19,308,576
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	447,670	9,763,679
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	869,976	8,316,971
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	833,216	8,307,168
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	126,015	4,070,291
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	188,498	2,508,912
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	52,120	2,101,980
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	183,874	729,978
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $134,693,489)^^		$172,915,491
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$172,915,491	—	—	$172,915,491
TOTAL	$172,915,491	—	—	$172,915,491

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (0.3%)
*	Charter Communications, Inc., Class A	21,470	$8,251,136
*	Live Nation Entertainment, Inc.	453	36,462
	Omnicom Group, Inc.	200	17,198
TOTAL COMMUNICATION SERVICES			8,304,796
CONSUMER DISCRETIONARY — (17.4%)
*	Amazon.com, Inc.	508,905	52,483,373
	Best Buy Co., Inc.	54,489	4,834,264
*	Booking Holdings, Inc.	5,738	13,966,866
*	Bright Horizons Family Solutions, Inc.	187	14,358
*	Burlington Stores, Inc.	27,456	6,310,212
	Darden Restaurants, Inc.	10,021	1,482,807
	Dollar General Corp.	41,069	9,593,718
*	Etsy, Inc.	34,469	4,742,245
	Genuine Parts Co.	7,942	1,332,826
	Hilton Worldwide Holdings, Inc.	46,233	6,707,946
	Home Depot, Inc.	322,959	104,693,619
	Lowe's Cos., Inc.	212,743	44,303,730
*	Lululemon Athletica, Inc.	16,356	5,019,329
	Marriott International, Inc., Class A	76,267	13,284,186
	McDonald's Corp.	15,927	4,258,880
	NIKE, Inc., Class B	177,790	22,638,001
*	O'Reilly Automotive, Inc.	29,564	23,425,035
	Pool Corp.	16,700	6,439,687
	Ross Stores, Inc.	137,356	16,234,106
	Starbucks Corp.	343,683	37,509,563
	Target Corp.	93,818	16,149,830
	TJX Cos., Inc.	193,089	15,806,266
	Tractor Supply Co.	52,684	12,011,425
	Travel & Leisure Co.	2,115	89,613
*	Ulta Beauty, Inc.	14,851	7,632,820
	Williams-Sonoma, Inc.	7,257	979,260
	Yum! Brands, Inc.	12,200	1,592,222
TOTAL CONSUMER DISCRETIONARY			433,536,187
CONSUMER STAPLES — (11.1%)
	Altria Group, Inc.	473,547	21,328,557
*	BJ's Wholesale Club Holdings, Inc.	7,300	529,031
	Brown-Forman Corp., Class A	14,262	948,423
	Brown-Forman Corp., Class B	66,750	4,444,215
	Clorox Co.	71,957	10,411,458
	Coca-Cola Co.	442,366	27,125,883
	Colgate-Palmolive Co.	104,771	7,808,583
	Costco Wholesale Corp.	67,688	34,598,044
	Estee Lauder Cos., Inc., Class A	24,903	6,900,123
*	Herbalife Nutrition Ltd.	67,088	1,178,736
	Hershey Co.	44,480	9,990,208
	Kellogg Co.	27,920	1,914,754
	Kimberly-Clark Corp.	106,176	13,803,942
	Lamb Weston Holdings, Inc.	67,768	6,769,346
	PepsiCo, Inc.	296,694	50,740,608
	Procter & Gamble Co.	456,608	65,011,847

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Sysco Corp.	175,357	$13,583,153
TOTAL CONSUMER STAPLES			277,086,911
ENERGY — (0.7%)
	APA Corp.	36,328	1,610,421
	Cheniere Energy, Inc.	60,161	9,191,999
	Hess Corp.	28,845	4,331,365
	Occidental Petroleum Corp.	32,033	2,075,418
TOTAL ENERGY			17,209,203
FINANCIALS — (3.7%)
	Ameriprise Financial, Inc.	43,501	15,230,570
	Aon PLC, Class A	60,490	19,276,953
#*	Credit Acceptance Corp.	155	71,709
	Equitable Holdings, Inc.	43,714	1,401,908
	Erie Indemnity Co., Class A	100	24,435
	FactSet Research Systems, Inc.	14,165	5,990,945
	LPL Financial Holdings, Inc.	18,799	4,457,619
	MarketAxess Holdings, Inc.	7,981	2,903,887
	Marsh & McLennan Cos., Inc.	52,026	9,099,868
	Moody's Corp.	35,508	11,460,207
	MSCI, Inc.	40,997	21,792,365
TOTAL FINANCIALS			91,710,466
HEALTH CARE — (17.0%)
	AbbVie, Inc.	601,705	88,901,914
	AmerisourceBergen Corp.	82,614	13,958,461
	Amgen, Inc.	198,037	49,984,539
*	Avantor, Inc.	3,423	81,810
	Cardinal Health, Inc.	122,721	9,480,197
*	DaVita, Inc.	24,000	1,977,360
*	Edwards Lifesciences Corp.	3	230
	Eli Lilly & Co.	193,683	66,656,004
	Encompass Health Corp.	1,257	78,500
*	Enhabit, Inc.	628	9,646
	HCA Healthcare, Inc.	32,550	8,302,529
*	IDEXX Laboratories, Inc.	38,467	18,483,393
*	IQVIA Holdings, Inc.	30,945	7,099,092
	Johnson & Johnson	430,518	70,355,252
	Merck & Co., Inc.	386,496	41,513,535
*	Mettler-Toledo International, Inc.	14,091	21,600,376
*	Molina Healthcare, Inc.	3,610	1,125,706
	Organon & Co.	14,767	444,930
*	Waters Corp.	15,386	5,055,532
	West Pharmaceutical Services, Inc.	367	97,475
	Zoetis, Inc.	98,882	16,363,982
TOTAL HEALTH CARE			421,570,463
INDUSTRIALS — (12.7%)
	Allegion PLC	37,179	4,370,391
*	Avis Budget Group, Inc.	2,600	520,104
*	Boeing Co.	82,836	17,644,068
	Booz Allen Hamilton Holding Corp.	52,858	5,002,481
	Caterpillar, Inc.	103,973	26,231,348
	CH Robinson Worldwide, Inc.	2,760	276,469
	Cintas Corp.	23,873	10,593,405
*	Copart, Inc.	692	46,094

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Deere & Co.	25,002	$10,571,846
*	Delta Air Lines, Inc.	1,279	50,009
	Equifax, Inc.	3,058	679,488
	Fastenal Co.	238,536	12,057,995
	General Dynamics Corp.	282	65,723
	HEICO Corp.	583	99,664
	HEICO Corp., Class A	338	45,184
	Honeywell International, Inc.	22,999	4,794,832
	Illinois Tool Works, Inc.	73,283	17,297,719
	JB Hunt Transport Services, Inc.	8,165	1,543,593
	Lennox International, Inc.	15,817	4,122,227
	Lockheed Martin Corp.	76,192	35,296,706
	Masco Corp.	101,751	5,413,153
	Old Dominion Freight Line, Inc.	34,636	11,542,101
	Robert Half International, Inc.	34,393	2,887,636
	Rockwell Automation, Inc.	43,666	12,315,122
	Rollins, Inc.	75,167	2,736,079
	Toro Co.	31,222	3,481,877
	Trane Technologies PLC	35,730	6,399,958
	Union Pacific Corp.	143,843	29,371,302
	United Parcel Service, Inc., Class B	235,754	43,668,713
	Verisk Analytics, Inc.	51,226	9,312,375
	Waste Management, Inc.	122,177	18,904,447
	WW Grainger, Inc.	29,186	17,204,563
TOTAL INDUSTRIALS			314,546,672
INFORMATION TECHNOLOGY — (35.2%)
	Accenture PLC, Class A	138,718	38,709,258
*	Adobe, Inc.	40,438	14,975,809
*	Advanced Micro Devices, Inc.	568	42,685
	Amphenol Corp., Class A	99,555	7,941,502
	Apple, Inc.	779,239	112,436,395
	Applied Materials, Inc.	220,549	24,589,008
*	Autodesk, Inc.	21,538	4,634,116
	Automatic Data Processing, Inc.	103,500	23,371,335
	Broadcom, Inc.	97,027	56,761,765
	Broadridge Financial Solutions, Inc.	47,631	7,161,797
	CDW Corp.	96,150	18,848,285
*	Enphase Energy, Inc.	19,401	4,294,993
*	Fair Isaac Corp.	9,468	6,305,215
*	FleetCor Technologies, Inc.	1,591	332,217
*	Fortinet, Inc.	102,465	5,363,018
*	Gartner, Inc.	27,282	9,225,135
	International Business Machines Corp.	194,707	26,232,874
	Jack Henry & Associates, Inc.	4,020	723,962
	KLA Corp.	44,582	17,497,543
	Lam Research Corp.	35,132	17,569,513
	Mastercard, Inc., Class A	273,601	101,396,531
	Microchip Technology, Inc.	33,660	2,612,689
	Microsoft Corp.	455,923	112,982,279
	NetApp, Inc.	106,145	7,029,983
	NVIDIA Corp.	72,067	14,079,730
	NXP Semiconductors NV	2,351	433,313
	Oracle Corp.	745,382	65,936,492
	Paychex, Inc.	104,053	12,055,581
*	Paycom Software, Inc.	1,045	338,517
	QUALCOMM, Inc.	345,514	46,025,920
	Seagate Technology Holdings PLC	121,222	8,216,427
	Teradyne, Inc.	7,999	813,498

U.S. Large Cap Growth Portfolio
CONTINUED
	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
Texas Instruments, Inc.	225,765	$40,007,816
Visa, Inc., Class A	282,722	65,085,432
TOTAL INFORMATION TECHNOLOGY		874,030,633
MATERIALS — (0.9%)
Avery Dennison Corp.	56,729	10,746,742
Berry Global Group, Inc.	1,406	86,792
Packaging Corp. of America	573	81,767
Sealed Air Corp.	18,321	1,003,258
Sherwin-Williams Co.	48,647	11,509,394
TOTAL MATERIALS		23,427,953
TOTAL COMMON STOCKS Cost ($1,329,543,852)		2,461,423,284

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	24,774,755	24,774,755
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	6,130	70,911
TOTAL INVESTMENTS — (100.0%)
(Cost $1,354,389,516)^^			$2,486,268,950
As of January 31, 2023, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	87	03/17/23	$17,114,145	$17,791,500	$677,355
Total Futures Contracts			$17,114,145	$17,791,500	$677,355
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,304,796	—	—	$8,304,796
Consumer Discretionary	433,446,574	$89,613	—	433,536,187
Consumer Staples	277,086,911	—	—	277,086,911
Energy	17,209,203	—	—	17,209,203
Financials	91,710,466	—	—	91,710,466
Health Care	421,570,463	—	—	421,570,463
Industrials	314,546,672	—	—	314,546,672
Information Technology	874,030,633	—	—	874,030,633
Materials	23,427,953	—	—	23,427,953
Temporary Cash Investments	24,774,755	—	—	24,774,755

U.S. Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$70,911	—	$70,911
Futures Contracts**	$677,355	—	—	677,355
TOTAL	$2,486,785,781	$160,524	—	$2,486,946,305
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.8%)
COMMUNICATION SERVICES — (3.0%)
*	Bandwidth, Inc., Class A	7,354	$182,967
*	Bumble, Inc., Class A	22,304	574,328
#*	Cargurus, Inc.	91,439	1,613,898
*	Cars.com, Inc.	44,773	765,618
	Cogent Communications Holdings, Inc.	4,822	330,644
*	Consolidated Communications Holdings, Inc.	12,568	54,671
*	DHI Group, Inc.	34,641	205,767
*	IDT Corp., Class B	31,089	913,706
#*	IMAX Corp.	49,243	837,131
*	Iridium Communications, Inc.	92,938	5,561,410
#*	Liberty Media Corp.-Liberty Braves, Class A	8,506	298,816
*	Liberty Media Corp.-Liberty Braves, Class C	30,841	1,069,566
	New York Times Co., Class A	80,871	2,817,546
	Nexstar Media Group, Inc.	772	158,082
#*	PubMatic, Inc., Class A	24,927	382,131
*	QuinStreet, Inc.	29,751	456,083
*	Sciplay Corp., Class A	20,891	354,938
	Shutterstock, Inc.	36,425	2,741,710
*	TechTarget, Inc.	22,303	1,104,668
*	Townsquare Media, Inc., Class A	6,270	46,962
*	TripAdvisor, Inc.	111,002	2,586,347
#	World Wrestling Entertainment, Inc., Class A	42,314	3,580,611
*	Yelp, Inc.	64,041	2,017,932
#*	Ziff Davis, Inc.	4,631	414,382
TOTAL COMMUNICATION SERVICES			29,069,914
CONSUMER DISCRETIONARY — (15.1%)
#	Cheesecake Factory, Inc.	40,757	1,599,712
#	Academy Sports & Outdoors, Inc.	13,820	807,364
#	Acushnet Holdings Corp.	64,073	3,008,227
	Arko Corp.	79,311	665,419
	Autoliv, Inc.	1,340	123,441
*	AutoNation, Inc.	24,012	3,042,801
	Bloomin' Brands, Inc.	100,772	2,443,721
*	Boot Barn Holdings, Inc.	26,227	2,189,692
	Boyd Gaming Corp.	2,041	127,175
*	Bright Horizons Family Solutions, Inc.	14,265	1,095,267
	Brunswick Corp.	40,604	3,424,135
	Buckle, Inc.	41,465	1,824,460
*	Build-A-Bear Workshop, Inc.	16,991	417,299
	Caleres, Inc.	23,473	610,767
	Camping World Holdings, Inc., Class A	33,349	847,398
*	Capri Holdings Ltd.	5,521	367,091
*	CarParts.com, Inc.	61,086	416,607
	Carriage Services, Inc.	18,690	605,930
#	Carter's, Inc.	34,065	2,839,999
*	Cavco Industries, Inc.	9,150	2,434,815
*	Chegg, Inc.	75,216	1,561,484
*	Children's Place, Inc.	443	20,099
	Choice Hotels International, Inc.	9,160	1,125,672
*	Chuy's Holdings, Inc.	1,853	63,428
	Columbia Sportswear Co.	36,122	3,464,100
#	Cracker Barrel Old Country Store, Inc.	19,601	2,187,080

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dave & Buster's Entertainment, Inc.	23,471	$1,017,468
*	Deckers Outdoor Corp.	1,059	452,701
*	Denny's Corp.	885	10,638
*	Destination XL Group, Inc.	56,944	406,011
#	Dillard's, Inc., Class A	7,664	3,014,328
*	Dorman Products, Inc.	28,098	2,727,192
#*	Envela Corp.	3,303	22,063
*	Everi Holdings, Inc.	27,277	473,802
*	Fox Factory Holding Corp.	33,551	3,962,038
*	Frontdoor, Inc.	15,065	409,467
*	Full House Resorts, Inc.	8,676	76,522
	Gentex Corp.	59,643	1,760,065
*	Gentherm, Inc.	33,550	2,497,127
*	Grand Canyon Education, Inc.	27,211	3,171,714
#	H&R Block, Inc.	141,271	5,506,744
#	Hanesbrands, Inc.	294,799	2,488,104
	Harley-Davidson, Inc.	20,528	944,904
	Hibbett, Inc.	9,938	659,486
*	Hilton Grand Vacations, Inc.	2,112	100,024
	Installed Building Products, Inc.	34,225	3,767,830
#	International Game Technology PLC	2,090	55,281
	Jack in the Box, Inc.	4,336	329,449
	JOANN, Inc.	8,978	35,194
#	Kontoor Brands, Inc.	46,974	2,243,478
	Leggett & Platt, Inc.	100,837	3,686,601
#*	Lindblad Expeditions Holdings, Inc.	9,309	110,777
*	Liquidity Services, Inc.	36,883	552,876
*	Malibu Boats, Inc., Class A	21,397	1,296,444
#	Marine Products Corp.	21,606	287,360
*	MasterCraft Boat Holdings, Inc.	21,009	604,219
*	Mattel, Inc.	96,692	1,978,318
*	Modine Manufacturing Co.	36,636	875,234
	Murphy USA, Inc.	21,233	5,776,013
	Nathan's Famous, Inc.	430	31,768
#*	National Vision Holdings, Inc.	56,005	2,301,806
*	Noodles & Co.	46,583	293,007
#	Nordstrom, Inc.	87,523	1,710,199
*	Ollie's Bargain Outlet Holdings, Inc.	18,329	1,003,696
*	ONE Group Hospitality, Inc.	29,261	220,335
*	OneSpaWorld Holdings Ltd.	27,285	286,765
#	Oxford Industries, Inc.	12,523	1,467,946
#	Papa John's International, Inc.	6,657	597,066
#	PetMed Express, Inc.	21,580	463,538
*	PlayAGS, Inc.	16,474	108,893
	Polaris, Inc.	22,785	2,616,629
	RCI Hospitality Holdings, Inc.	1,500	136,185
#	Red Rock Resorts, Inc., Class A	49,765	2,239,923
	Rent-A-Center, Inc.	35,494	954,434
#*	Revolve Group, Inc.	29,261	835,109
#*	RH	400	124,796
	Ruth's Hospitality Group, Inc.	34,208	592,141
*	Sally Beauty Holdings, Inc.	91,047	1,418,512
*	SeaWorld Entertainment, Inc.	82,730	5,161,525
*	Shake Shack, Inc., Class A	8,096	460,500
*	Skyline Champion Corp.	50,079	2,952,157
#*	Sleep Number Corp.	9,587	329,601
#*	Sonos, Inc.	120,405	2,220,268
	Steven Madden Ltd.	68,518	2,456,370
*	Stoneridge, Inc.	907	22,367

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tempur Sealy International, Inc.	66,741	$2,719,696
	Texas Roadhouse, Inc.	43,898	4,408,676
*	TopBuild Corp.	16,575	3,315,995
*	Under Armour, Inc., Class A	65,884	816,303
#*	Under Armour, Inc., Class C	49,536	539,942
*	Victoria's Secret & Co.	35,914	1,513,775
*	Visteon Corp.	28,214	4,410,977
	Wendy's Co.	200,091	4,462,029
	Winmark Corp.	1,241	348,473
	Wyndham Hotels & Resorts, Inc.	2,225	172,460
#*	XPEL, Inc.	4,019	305,725
*	YETI Holdings, Inc.	35,238	1,577,253
TOTAL CONSUMER DISCRETIONARY			144,209,495
CONSUMER STAPLES — (5.5%)
#*	Boston Beer Co., Inc. , Class A	1,174	456,228
	Calavo Growers, Inc.	11,775	377,389
	Cal-Maine Foods, Inc.	27,599	1,579,215
*	Chefs' Warehouse, Inc.	38,905	1,487,338
	Coca-Cola Consolidated, Inc.	7,412	3,756,253
*	elf Beauty, Inc.	61,168	3,520,218
#	Energizer Holdings, Inc.	61,093	2,266,550
	Flowers Foods, Inc.	162,831	4,508,790
#*	Fresh Market, Inc.	15,766	0
#*	Freshpet, Inc.	13,568	859,261
*	Grocery Outlet Holding Corp.	51,902	1,577,302
	Inter Parfums, Inc.	33,118	3,915,210
	J&J Snack Foods Corp.	19,509	2,795,640
	John B. Sanfilippo & Son, Inc.	9,486	801,662
	Lancaster Colony Corp.	21,652	4,155,235
	Medifast, Inc.	10,540	1,174,683
#	MGP Ingredients, Inc.	21,359	2,083,357
*	National Beverage Corp.	60,943	2,693,681
	Nu Skin Enterprises, Inc., Class A	37,941	1,626,910
	PriceSmart, Inc.	15,547	1,155,298
#	Reynolds Consumer Products, Inc.	37,588	1,118,995
*	Simply Good Foods Co.	13,200	479,160
*	Sovos Brands, Inc.	12,178	165,134
*	Sprouts Farmers Market, Inc.	117,824	3,764,477
#	Tootsie Roll Industries, Inc.	36,621	1,638,057
#	Turning Point Brands, Inc.	17,167	398,446
	United-Guardian, Inc.	2,424	27,852
*	USANA Health Sciences, Inc.	17,399	1,016,797
#	Utz Brands, Inc.	22,073	367,736
#	Vector Group Ltd.	4,047	52,409
#*	Vital Farms, Inc.	17,048	299,704
#	WD-40 Co.	12,889	2,249,646
TOTAL CONSUMER STAPLES			52,368,633
ENERGY — (4.5%)
	Antero Midstream Corp.	29,775	324,547
	Arch Resources, Inc.	7,434	1,100,381
	Cactus, Inc., Class A	34,403	1,861,546
	ChampionX Corp.	79,630	2,629,383
	Chord Energy Corp.	617	88,435
#	Comstock Resources, Inc.	83,569	1,015,363
	CONSOL Energy, Inc.	31,721	1,834,425
	Core Laboratories NV	9,100	232,960

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	CVR Energy, Inc.	51,128	$1,697,450
*	Denbury, Inc.	34,440	2,988,703
#*	Earthstone Energy, Inc., Class A	5,402	75,088
#*	Empire Petroleum Corp.	729	9,615
	EnLink Midstream LLC	259,416	3,299,771
	Equitrans Midstream Corp.	130,288	944,588
	Evolution Petroleum Corp.	42,737	266,679
#*	Gulfport Energy Corp.	11,911	811,735
*	Kosmos Energy Ltd.	351,041	2,776,734
#	Magnolia Oil & Gas Corp., Class A	122,709	2,897,159
	Matador Resources Co.	61,348	4,058,784
*	Nabors Industries Ltd.	5,955	1,057,251
*	NexTier Oilfield Solutions, Inc.	229,097	2,158,094
*	Oceaneering International, Inc.	60,086	1,282,836
*	Par Pacific Holdings, Inc.	48,042	1,284,163
	Range Resources Corp.	14,639	366,268
	Ranger Oil Corp., Class A	13,804	579,768
	Riley Exploration Permian, Inc.	415	13,774
	RPC, Inc.	129,597	1,285,602
*	SilverBow Resources, Inc.	2,625	68,959
	Sitio Royalties Corp., Class A	57,311	1,522,753
	Solaris Oilfield Infrastructure, Inc., Class A	737	7,805
*	Southwestern Energy Co.	308,556	1,703,229
*	TETRA Technologies, Inc.	133,283	527,801
*	Tidewater, Inc.	2,350	101,990
*	Weatherford International PLC	37,223	2,117,244
TOTAL ENERGY			42,990,883
FINANCIALS — (7.1%)
	AMERISAFE, Inc.	19,786	1,089,813
#	Artisan Partners Asset Management, Inc., Class A	57,145	2,104,079
#	B. Riley Financial, Inc.	16,420	701,627
	BancFirst Corp.	11,396	981,537
*	Bancorp, Inc.	49,581	1,682,283
#	Bank of Hawaii Corp.	8,731	667,834
	BGC Partners, Inc., Class A	364,140	1,584,009
	BrightSphere Investment Group, Inc.	48,260	1,131,697
#	City Holding Co.	13,772	1,305,448
*	Coastal Financial Corp.	13,378	610,973
	Cohen & Steers, Inc.	46,963	3,450,372
#*	Columbia Financial, Inc.	23,715	470,743
#*	Credit Acceptance Corp.	673	311,357
	Diamond Hill Investment Group, Inc.	3,718	700,583
*	Donnelley Financial Solutions, Inc.	35,228	1,606,749
	Esquire Financial Holdings, Inc.	2,136	99,409
	Evercore, Inc., Class A	34,256	4,446,771
	Federated Hermes, Inc.	78,858	3,099,119
	First Financial Bankshares, Inc.	40,138	1,429,716
#	Greenhill & Co., Inc.	21,638	299,037
	Hamilton Lane, Inc., Class A	27,376	2,131,495
#	Houlihan Lokey, Inc.	36,651	3,631,015
	Kinsale Capital Group, Inc.	15,683	4,366,774
	Lakeland Financial Corp.	24,501	1,732,466
	Lazard Ltd., Class A	75,074	3,008,966
#	Moelis & Co., Class A	55,721	2,604,957
#*	Open Lending Corp., Class A	50,831	445,788
*	Palomar Holdings, Inc.	19,564	999,916
	Piper Sandler Cos.	3,395	482,429
	PJT Partners, Inc., Class A	23,836	1,907,595

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Primerica, Inc.	27,145	$4,390,704
	RLI Corp.	37,498	4,966,610
	Selective Insurance Group, Inc.	466	44,270
	ServisFirst Bancshares, Inc.	41,710	2,843,788
	Silvercrest Asset Management Group, Inc., Class A	8,762	165,602
	SLM Corp.	13,136	230,800
	StepStone Group, Inc., Class A	22,386	653,447
	Stock Yards Bancorp, Inc.	22,771	1,365,349
	TFS Financial Corp.	15,148	215,859
	Virtu Financial, Inc., Class A	79,958	1,543,989
	Westamerica BanCorp	26,101	1,450,172
#	WisdomTree, Inc.	159,892	920,978
TOTAL FINANCIALS			67,876,125
HEALTH CARE — (10.8%)
*	Acadia Healthcare Co., Inc.	2,800	235,256
#*	Accuray, Inc.	75,266	189,670
*	Addus HomeCare Corp.	14,133	1,519,580
#*	Agiliti, Inc.	21,236	391,804
*	Alkermes PLC	22,354	640,219
*	Amedisys, Inc.	22,829	2,206,651
*	AMN Healthcare Services, Inc.	47,108	4,514,831
*	Amneal Pharmaceuticals, Inc.	22,767	50,087
*	Amphastar Pharmaceuticals, Inc.	45,375	1,373,048
#*	Apollo Medical Holdings, Inc.	14,221	506,836
*	Arcus Biosciences, Inc.	7,228	156,342
#	Atrion Corp.	1,559	1,071,501
#*	Avid Bioservices, Inc.	6,800	107,644
#*	Catalyst Pharmaceuticals, Inc.	78,643	1,218,180
*	Certara, Inc.	13,370	259,378
	Chemed Corp.	1,850	934,509
#*	Collegium Pharmaceutical, Inc.	34,517	969,237
#	CONMED Corp.	29,534	2,828,176
#*	Corcept Therapeutics, Inc.	80,976	1,851,111
*	CorVel Corp.	20,184	3,595,981
#*	Cross Country Healthcare, Inc.	43,365	1,203,379
#*	Dynavax Technologies Corp.	62,585	712,217
	Encompass Health Corp.	21,592	1,348,420
*	Enhabit, Inc.	10,796	165,827
#	Ensign Group, Inc.	47,396	4,419,677
*	Evolent Health, Inc., Class A	92,182	2,970,104
*	Exelixis, Inc.	14,854	261,727
*	Figs, Inc., Class A	10,062	90,055
#*	Globus Medical, Inc., Class A	19,245	1,452,998
#*	GoodRx Holdings, Inc., Class A	41,743	233,343
*	Haemonetics Corp.	19,635	1,661,121
*	Halozyme Therapeutics, Inc.	87,904	4,550,790
#*	Harmony Biosciences Holdings, Inc.	33,776	1,626,990
*	HealthEquity, Inc.	17,934	1,091,284
*	HealthStream, Inc.	1,910	46,184
*	InfuSystem Holdings, Inc.	22,075	221,192
*	Integra LifeSciences Holdings Corp.	56,535	3,239,455
	iRadimed Corp.	1,300	48,620
*	Ironwood Pharmaceuticals, Inc.	161,323	1,858,441
*	Joint Corp.	12,783	232,267
*	Lantheus Holdings, Inc.	52,771	3,034,332
#	LeMaitre Vascular, Inc.	28,082	1,324,909
*	LHC Group, Inc.	7,529	1,194,099
*	LivaNova PLC	1,639	92,112

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Maravai LifeSciences Holdings, Inc., Class A	7,983	$117,031
*	Medpace Holdings, Inc.	28,687	6,341,835
*	Meridian Bioscience, Inc.	33,658	1,144,372
*	Merit Medical Systems, Inc.	51,387	3,666,462
#	Mesa Laboratories, Inc.	1,349	262,434
*	ModivCare, Inc.	15,965	1,712,406
#	National Research Corp.	22,003	1,021,379
*	Neogen Corp.	88,346	1,891,488
#*	Nevro Corp.	5,596	205,485
#*	NextGen Healthcare, Inc.	78,063	1,484,758
*	NuVasive, Inc.	49,666	2,264,770
*	Omnicell, Inc.	1,151	63,846
*	Option Care Health, Inc.	120,724	3,485,302
#*	OrthoPediatrics Corp.	4,088	192,667
*	Pacira BioSciences, Inc.	28,137	1,104,940
	Patterson Cos., Inc.	107,609	3,248,716
*	Pennant Group, Inc.	36,062	466,642
*	Prothena Corp. PLC	33,951	1,919,929
*	Puma Biotechnology, Inc.	18,792	80,806
*	RadNet, Inc.	59,070	1,243,424
#	Select Medical Holdings Corp.	122,051	3,548,023
*	Semler Scientific, Inc.	2,148	84,223
	SIGA Technologies, Inc.	53,496	392,126
#*	Sotera Health Co.	22,982	396,210
*	Supernus Pharmaceuticals, Inc.	26,005	1,066,465
#*	Surgery Partners, Inc.	36,289	1,204,795
*	Surmodics, Inc.	5,708	160,452
#*	Syndax Pharmaceuticals, Inc.	55,278	1,586,479
*	Tenet Healthcare Corp.	39,915	2,189,338
	U.S. Physical Therapy, Inc.	12,874	1,276,457
*	UFP Technologies, Inc.	6,656	756,987
	Utah Medical Products, Inc.	3,380	311,399
*	Xencor, Inc.	2,300	75,716
TOTAL HEALTH CARE			102,666,946
INDUSTRIALS — (23.7%)
	AAON, Inc.	51,440	3,925,901
	Acuity Brands, Inc.	5,431	1,023,852
	Advanced Drainage Systems, Inc.	1,664	167,798
*	Aerojet Rocketdyne Holdings, Inc.	74,930	4,190,086
*	AeroVironment, Inc.	23,017	2,047,822
	Alamo Group, Inc.	9,780	1,530,277
	Albany International Corp., Class A	29,336	3,290,032
	Allied Motion Technologies, Inc.	5,501	223,561
	Allison Transmission Holdings, Inc.	89,446	4,032,226
	Alta Equipment Group, Inc.	19,112	323,948
#*	Ameresco, Inc., Class A	25,411	1,638,247
	Apogee Enterprises, Inc.	24,445	1,145,004
	Applied Industrial Technologies, Inc.	30,031	4,300,739
	Armstrong World Industries, Inc.	40,920	3,167,617
*	ASGN, Inc.	33,480	3,045,006
*	Atkore, Inc.	52,786	6,875,376
	Barrett Business Services, Inc.	6,720	667,834
	Brady Corp., Class A	43,266	2,313,433
	Brink's Co.	40,418	2,651,421
	BWX Technologies, Inc.	55,743	3,392,519
*	Casella Waste Systems, Inc., Class A	49,128	3,936,135
*	CBIZ, Inc.	48,147	2,291,316
#*	Chart Industries, Inc.	4,756	637,209

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CIRCOR International, Inc.	17,050	$471,432
*	Clean Harbors, Inc.	47,902	6,241,631
	Comfort Systems USA, Inc.	35,901	4,345,457
*	Construction Partners, Inc., Class A	38,299	1,083,479
#*	Copa Holdings SA, Class A	3,678	338,670
#*	Core & Main, Inc., Class A	6,328	139,659
	CRA International, Inc.	6,941	824,868
	Crane Holdings Co.	23,465	2,719,828
	CSW Industrials, Inc.	14,044	1,898,889
	Curtiss-Wright Corp.	3,467	574,829
*	Daseke, Inc.	31,066	216,841
*	Distribution Solutions Group, Inc.	6,012	248,296
	Donaldson Co., Inc.	35,796	2,231,881
	Douglas Dynamics, Inc.	21,770	879,726
*	Driven Brands Holdings, Inc.	4,855	141,717
*	Dycom Industries, Inc.	26,088	2,488,013
	EMCOR Group, Inc.	7,272	1,078,074
*	Energy Recovery, Inc.	23,853	527,867
	Enerpac Tool Group Corp.	49,991	1,326,761
	ESCO Technologies, Inc.	316	31,107
*	Evoqua Water Technologies Corp.	116,876	5,669,655
	Exponent, Inc.	49,829	5,109,466
	Federal Signal Corp.	61,934	3,297,985
#*	Fluor Corp.	56,218	2,066,011
*	Forrester Research, Inc.	20,407	756,283
	Forward Air Corp.	25,727	2,774,657
*	Franklin Covey Co.	13,754	638,186
	Franklin Electric Co., Inc.	36,379	3,285,024
#*	FTI Consulting, Inc.	23,399	3,732,608
	Global Industrial Co.	36,033	947,308
	Gorman-Rupp Co.	17,283	496,541
	GrafTech International Ltd.	140,055	915,960
	H&E Equipment Services, Inc.	36,573	1,861,200
	Healthcare Services Group, Inc.	17,427	234,742
	Helios Technologies, Inc.	29,292	1,933,272
	Herc Holdings, Inc.	26,530	4,120,640
	Hexcel Corp.	6,626	467,663
	Hillenbrand, Inc.	58,426	2,737,842
#	HNI Corp.	5,977	189,889
*	Hudson Technologies, Inc.	44,948	458,919
*	Huron Consulting Group, Inc.	15,062	1,024,818
*	IAA, Inc.	63,966	2,669,301
	ICF International, Inc.	14,110	1,441,901
*	Innovative Solutions & Support, Inc.	16,889	140,516
	Insperity, Inc.	29,896	3,305,003
	ITT, Inc.	18,412	1,686,355
	John Bean Technologies Corp.	28,602	3,195,701
	Kadant, Inc.	10,961	2,233,523
#	KBR, Inc.	6,568	336,479
	Kforce, Inc.	26,583	1,492,104
	Landstar System, Inc.	33,066	5,714,797
	Lincoln Electric Holdings, Inc.	143	23,862
	Lindsay Corp.	10,174	1,593,452
	Marten Transport Ltd.	74,162	1,638,239
#*	Masonite International Corp.	23,608	2,153,522
*	MasTec, Inc.	5,180	508,831
	McGrath RentCorp	21,534	2,143,494
#*	Montrose Environmental Group, Inc.	12,987	703,376
*	MRC Global, Inc.	23,443	318,825

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	MSA Safety, Inc.	25,672	$3,501,404
	MSC Industrial Direct Co., Inc., Class A	37,066	3,065,358
	Mueller Industries, Inc.	23,981	1,571,954
	Mueller Water Products, Inc., Class A	155,817	1,971,085
*	MYR Group, Inc.	16,635	1,647,863
*	NV5 Global, Inc.	14,398	1,919,109
#	Omega Flex, Inc.	9,145	972,113
*	PAM Transportation Services, Inc.	15,806	457,584
*	Parsons Corp.	3,811	165,855
	Pitney Bowes, Inc.	175,700	757,267
*	RBC Bearings, Inc.	2,916	711,416
*	RCM Technologies, Inc.	9,600	128,160
*	Saia, Inc.	20,737	5,656,639
	Science Applications International Corp.	36,333	3,770,639
#	Shyft Group, Inc.	34,021	1,132,559
	Simpson Manufacturing Co., Inc.	38,477	4,121,271
#*	SiteOne Landscape Supply, Inc.	21,830	3,307,463
*	SP Plus Corp.	22,039	831,091
*	SPX Technologies, Inc.	15,401	1,155,229
	Standex International Corp.	2,102	242,928
*	Sterling Infrastructure, Inc.	11,625	423,034
	Tecnoglass, Inc.	32,155	1,100,987
	Tennant Co.	17,325	1,215,002
	Terex Corp.	15,114	770,361
	Tetra Tech, Inc.	12,886	2,004,031
	Timken Co.	2,346	193,193
*	Titan International, Inc.	60,457	1,009,027
#*	Transcat, Inc.	7,644	638,427
*	Trex Co., Inc.	19,135	1,008,797
*	TriNet Group, Inc.	58,213	4,392,171
	Trinity Industries, Inc.	10,309	296,590
	UFP Industries, Inc.	5,761	538,942
	Universal Logistics Holdings, Inc.	10,154	364,732
#*	V2X, Inc.	16,025	707,664
	Valmont Industries, Inc.	15,121	4,985,847
	Veritiv Corp.	10,916	1,364,937
*	Vicor Corp.	16,633	1,154,829
	Wabash National Corp.	43,268	1,114,584
	Watts Water Technologies, Inc., Class A	19,907	3,255,193
	Woodward, Inc.	14,985	1,532,366
*	XPO, Inc.	26,369	1,051,068
	Zurn Elkay Water Solutions Corp.	76,980	1,682,783
TOTAL INDUSTRIALS			226,535,886
INFORMATION TECHNOLOGY — (15.3%)
	A10 Networks, Inc.	60,722	939,977
*	ACI Worldwide, Inc.	441	12,317
#	ADTRAN Holdings, Inc.	19,288	363,965
	Advanced Energy Industries, Inc.	36,397	3,375,458
*	Alarm.com Holdings, Inc.	23,338	1,250,917
	American Software, Inc., Class A	34,055	517,977
*	Axcelis Technologies, Inc.	32,228	3,543,469
	Badger Meter, Inc.	35,327	4,094,399
	Belden, Inc.	39,436	3,197,865
*	Blackbaud, Inc.	30,360	1,888,696
*	Box, Inc., Class A	64,927	2,077,015
*	Brightcove, Inc.	5,400	34,236
*	Calix, Inc.	45,413	2,390,540
*	Cambium Networks Corp.	8,885	190,406

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cass Information Systems, Inc.	10,118	$491,330
*	CEVA, Inc.	6,344	210,113
*	Cirrus Logic, Inc.	47,385	4,283,130
*	Clearfield, Inc.	12,807	915,188
*	CommScope Holding Co., Inc.	39,201	329,288
*	CommVault Systems, Inc.	27,280	1,697,634
*	Consensus Cloud Solutions, Inc.	14,019	823,897
*	CoreCard Corp.	1,121	37,531
*	Corsair Gaming, Inc.	532	8,368
	CSG Systems International, Inc.	35,427	2,113,929
	CTS Corp.	36,066	1,605,298
*	Digi International, Inc.	32,770	1,113,852
*	Digital Turbine, Inc.	42,692	741,133
*	DigitalOcean Holdings, Inc.	3,431	100,700
#*	Diodes, Inc.	41,977	3,743,929
*	EngageSmart, Inc.	37,986	748,324
#*	Envestnet, Inc.	48,434	3,148,210
#*	Euronet Worldwide, Inc.	17,218	1,940,124
*	Everspin Technologies, Inc.	23,591	162,778
	EVERTEC, Inc.	72,062	2,661,970
*	ExlService Holdings, Inc.	32,295	5,509,527
*	Extreme Networks, Inc.	79,613	1,435,422
*	Fabrinet	38,187	5,027,700
*	FormFactor, Inc.	71,279	2,005,791
	Hackett Group, Inc.	33,459	739,444
*	Harmonic, Inc.	119,261	1,570,667
#*	I3 Verticals, Inc., Class A	21,089	609,894
*	Identiv, Inc.	13,162	114,773
*	Informatica, Inc., Class A	759	13,510
	Information Services Group, Inc.	40,987	214,772
#*	International Money Express, Inc.	18,533	421,811
*	inTEST Corp.	1,760	22,880
	Jabil, Inc.	7,737	608,360
	Kulicke & Soffa Industries, Inc.	38,117	1,947,779
*	Lattice Semiconductor Corp.	57,805	4,381,041
	Littelfuse, Inc.	11,542	2,962,716
#*	Lumentum Holdings, Inc.	20,399	1,227,612
*	Luna Innovations, Inc.	17,715	156,601
*	MACOM Technology Solutions Holdings, Inc.	50,545	3,387,526
	Maximus, Inc.	40,513	3,032,398
*	MaxLinear, Inc.	49,236	2,028,523
*	MeridianLink, Inc.	5,740	91,151
#*	Mitek Systems, Inc.	39,938	393,789
*	N-able, Inc.	93,399	959,208
#*	Napco Security Technologies, Inc.	44,416	1,286,731
	National Instruments Corp.	64,890	3,504,060
*	NCR Corp.	16,841	461,780
#*	Novanta, Inc.	25,239	4,075,341
	NVE Corp.	5,915	431,026
*	Onto Innovation, Inc.	3,287	258,523
*	OSI Systems, Inc.	14,855	1,406,917
*	Paya Holdings, Inc.	24,940	242,417
*	PDF Solutions, Inc.	3,386	107,607
*	Perficient, Inc.	32,190	2,386,567
*	Plexus Corp.	22,154	2,126,562
	Power Integrations, Inc.	30,202	2,600,090
#*	PowerSchool Holdings, Inc., Class A	12,065	271,704
	Progress Software Corp.	48,759	2,586,177
*	Qualys, Inc.	38,512	4,442,744

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rambus, Inc.	101,274	$4,098,559
	Richardson Electronics Ltd.	7,943	177,526
#*	Sabre Corp.	9,919	67,548
	Sapiens International Corp. NV	48,975	1,109,773
*	Semtech Corp.	15,851	523,558
*	ShotSpotter, Inc.	5,363	206,744
*	Silicon Laboratories, Inc.	3,469	544,321
#*	SMART Global Holdings, Inc.	45,160	776,300
*	SPS Commerce, Inc.	11,823	1,608,874
*	Super Micro Computer, Inc.	9,181	664,062
*	Synaptics, Inc.	27,127	3,391,689
#*	TaskUS, Inc., Class A	16,142	301,048
*	Teradata Corp.	98,861	3,448,272
	TTEC Holdings, Inc.	42,090	2,139,856
	Universal Display Corp.	8,832	1,170,505
*	Veeco Instruments, Inc.	43,292	859,779
*	Verint Systems, Inc.	58,609	2,225,384
#*	Verra Mobility Corp.	161,926	2,498,518
*	Viavi Solutions, Inc.	201,733	2,279,583
	Vontier Corp.	60,790	1,399,994
#	Western Union Co.	12,928	183,190
*	WEX, Inc.	309	57,156
TOTAL INFORMATION TECHNOLOGY			145,537,343
MATERIALS — (6.9%)
#*	ATI, Inc.	81,463	2,964,438
	Avient Corp.	5,514	223,427
*	Axalta Coating Systems Ltd.	96,446	2,903,025
	Balchem Corp.	19,287	2,519,461
*	Bioceres Crop Solutions Corp.	1,438	17,975
	Cabot Corp.	59,523	4,483,868
	Chase Corp.	7,250	684,255
	Chemours Co.	134,179	4,882,774
	Compass Minerals International, Inc.	30,155	1,407,032
	Eagle Materials, Inc.	33,514	4,895,725
	Graphic Packaging Holding Co.	249,088	6,000,530
	Hawkins, Inc.	26,651	1,039,389
	HB Fuller Co.	1,720	118,852
*	Ingevity Corp.	36,205	2,984,740
	Innospec, Inc.	13,600	1,537,072
#*	Livent Corp.	118,815	3,079,685
	Louisiana-Pacific Corp.	89,528	6,095,961
#	Materion Corp.	9,513	858,548
#*	MP Materials Corp.	17,957	583,782
	Myers Industries, Inc.	49,515	1,192,321
	NewMarket Corp.	6,116	2,107,023
*	O-I Glass, Inc.	419	8,066
	Olin Corp.	5,482	354,082
	Orion Engineered Carbons SA	60,679	1,275,473
#	Quaker Chemical Corp.	441	86,820
#	Scotts Miracle-Gro Co.	15,282	1,103,208
	Sensient Technologies Corp.	34,147	2,584,586
	Silgan Holdings, Inc.	90,412	4,872,303
*	Smith-Midland Corp.	112	2,410
	Sonoco Products Co.	17,458	1,066,858
	Sylvamo Corp.	25,420	1,208,213
	United States Lime & Minerals, Inc.	502	76,204

U.S. Small Cap Growth Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
Valvoline, Inc.	82,413	$3,021,261
TOTAL MATERIALS		66,239,367
REAL ESTATE — (0.3%)
RMR Group, Inc., Class A	14,506	449,976
# St. Joe Co.	54,820	2,582,022
TOTAL REAL ESTATE		3,031,998
UTILITIES — (0.6%)
New Jersey Resources Corp.	55,241	2,757,631
# Ormat Technologies, Inc.	26,922	2,491,631
TOTAL UTILITIES		5,249,262
TOTAL COMMON STOCKS		885,775,852
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	2,460	58,179
TOTAL INVESTMENT SECURITIES (Cost $606,704,933)		885,834,031

SECURITIES LENDING COLLATERAL — (7.2%)
@§	The DFA Short Term Investment Fund	5,926,936	68,562,801
TOTAL INVESTMENTS — (100.0%)
(Cost $675,260,125)^^			$954,396,832
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$29,069,914	—	—	$29,069,914
Consumer Discretionary	144,209,495	—	—	144,209,495
Consumer Staples	52,203,499	$165,134	—	52,368,633
Energy	42,990,883	—	—	42,990,883
Financials	67,876,125	—	—	67,876,125
Health Care	99,315,923	3,351,023	—	102,666,946
Industrials	226,535,886	—	—	226,535,886
Information Technology	144,796,210	741,133	—	145,537,343
Materials	66,239,367	—	—	66,239,367
Real Estate	3,031,998	—	—	3,031,998
Utilities	5,249,262	—	—	5,249,262
Preferred Stocks
Communication Services	58,179	—	—	58,179
Securities Lending Collateral	—	68,562,801	—	68,562,801
TOTAL	$881,576,741	$72,820,091	—	$954,396,832

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (7.6%)
	ALS Ltd.	36,559	$339,193
	Altium Ltd.	2,100	58,143
	Aristocrat Leisure Ltd.	26,302	635,015
#	BHP Group Ltd., Sponsored ADR	125,138	8,778,431
	BHP Group Ltd., Class DI	237,336	8,315,700
	Brambles Ltd.	256,318	2,179,613
	Breville Group Ltd.	4,176	67,329
	Carsales.com Ltd.	37,620	609,077
	Champion Iron Ltd.	25,156	128,006
	Cochlear Ltd.	2,915	440,388
	Coles Group Ltd.	162,712	2,046,530
	Computershare Ltd.	55,754	939,001
	CSL Ltd.	14,802	3,125,448
	Domino's Pizza Enterprises Ltd.	11,557	623,015
	Endeavour Group Ltd.	92,303	433,414
	Fortescue Metals Group Ltd.	81,753	1,291,334
	IDP Education Ltd.	11,030	245,455
	James Hardie Industries PLC, CDI	57,493	1,290,058
	JB Hi-Fi Ltd.	26,500	911,136
*	Lottery Corp. Ltd.	404,399	1,348,733
*	Lynas Rare Earths Ltd.	32,857	219,949
	Medibank Pvt Ltd.	262,281	546,406
	Metcash Ltd.	139,135	412,315
	Mineral Resources Ltd.	27,873	1,764,642
	New Hope Corp. Ltd.	73,094	302,931
	nib holdings Ltd.	23,911	133,296
	OZ Minerals Ltd.	556	11,013
#*	Pilbara Minerals Ltd.	124,315	422,909
	Premier Investments Ltd.	6,859	135,632
#	Pro Medicus Ltd.	6,642	317,213
*	Qantas Airways Ltd.	112,615	508,325
	Ramsay Health Care Ltd.	32,804	1,550,111
	REA Group Ltd.	3,726	334,117
	Rio Tinto Ltd.	2,506	224,882
	SEEK Ltd.	10,382	179,805
	Steadfast Group Ltd.	2,386	8,864
	Technology One Ltd.	27,672	286,112
	Telstra Corp., Ltd.	499,353	1,443,221
	Wesfarmers Ltd.	64,168	2,262,352
	Whitehaven Coal Ltd.	51,785	307,921
	WiseTech Global Ltd.	858	37,202
#	Woodside Energy Group Ltd., ADR	42,315	1,099,340
	Woodside Energy Group Ltd.	12,951	335,359
	Woolworths Group Ltd.	87,688	2,241,081
TOTAL AUSTRALIA			48,890,017
AUSTRIA — (0.1%)
	OMV AG	14,084	705,471
	Verbund AG	1,742	148,319
TOTAL AUSTRIA			853,790
BELGIUM — (0.6%)
	Anheuser-Busch InBev SA	27,797	1,677,875
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	108,221

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Argenx SE, ADR	100	$38,225
	D'ieteren Group	1,109	211,947
	UCB SA	11,280	926,140
	Umicore SA	29,406	1,111,678
TOTAL BELGIUM			4,074,086
CANADA — (9.8%)
	Alimentation Couche-Tard, Inc.	65,533	2,992,586
	ARC Resources Ltd.	105,200	1,222,346
*	Aritzia, Inc.	2,335	84,218
#	BCE, Inc.	34,827	1,647,317
	Canadian National Railway Co.	34,869	4,152,549
	Canadian Natural Resources Ltd.	84,127	5,168,763
	Canadian Pacific Railway Ltd.	14,874	1,173,559
	Canadian Tire Corp. Ltd., Class A	8,326	989,946
	CCL Industries, Inc., Class B	18,613	870,532
	Cenovus Energy, Inc.	77,415	1,546,752
*	CGI, Inc.	27,129	2,326,677
	Colliers International Group, Inc.	759	81,410
	Constellation Software, Inc.	2,145	3,789,712
*	Descartes Systems Group, Inc.	2,513	183,499
	Dollarama, Inc.	30,934	1,849,926
	Element Fleet Management Corp.	39,768	561,902
	Empire Co. Ltd., Class A	31,487	906,119
	FirstService Corp.	4,414	630,808
	Franco-Nevada Corp.	3,066	449,774
	George Weston Ltd.	11,782	1,515,708
	GFL Environmental, Inc.	5,579	172,168
	Gildan Activewear, Inc.	24,812	777,360
	Imperial Oil Ltd.	10,200	558,552
	Intact Financial Corp.	16,419	2,381,992
#	Keyera Corp.	21,433	488,889
	Loblaw Cos. Ltd.	23,231	2,081,196
	Metro, Inc.	22,140	1,201,714
	Northland Power, Inc.	27,063	726,941
	Open Text Corp.	35,372	1,186,717
	Parkland Corp.	3,085	72,479
	Pembina Pipeline Corp.	25,545	906,848
	Quebecor, Inc., Class B	26,710	633,548
	Restaurant Brands International, Inc.	36,282	2,428,084
	Ritchie Bros Auctioneers, Inc.	8,111	490,481
	Rogers Communications, Inc., Class B	60,485	2,941,356
	Royal Bank of Canada	32,682	3,344,976
	Shaw Communications, Inc., Class B	52,573	1,564,573
	Stantec, Inc.	9,227	480,993
	TC Energy Corp.	34,577	1,491,589
	TFI International, Inc.	9,281	1,033,522
#	Thomson Reuters Corp.	10,296	1,224,915
	Toromont Industries Ltd.	11,004	879,046
	Tourmaline Oil Corp.	19,200	894,812
	Waste Connections, Inc.	8,064	1,071,347
#	Wheaton Precious Metals Corp.	9,751	446,011
	WSP Global, Inc.	13,738	1,751,955
TOTAL CANADA			63,376,167
DENMARK — (2.8%)
	Novo Nordisk AS, Class B	131,950	18,260,530

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.2%)
	Elisa Oyj	23,831	$1,357,726
	Fortum Oyj	14,247	214,164
	Kesko Oyj, Class A	18,062	417,843
	Kesko Oyj, Class B	40,258	937,749
	Kone Oyj, Class B	36,858	2,010,091
	Neste Oyj	24,175	1,155,620
	Orion Oyj, Class B	12,686	679,648
	Sampo Oyj, Class A	13,097	687,586
TOTAL FINLAND			7,460,427
FRANCE — (10.7%)
	Air Liquide SA	14,725	2,344,605
	Airbus SE	60,661	7,604,817
	BioMerieux	1,311	133,651
	Bureau Veritas SA	71,336	2,039,601
	Capgemini SE	12,223	2,319,749
	Eurofins Scientific SE	27,879	1,999,754
	Hermes International	2,735	5,118,577
	Ipsen SA	7,521	789,968
	Kering SA	8,939	5,577,549
Ω	La Francaise des Jeux SAEM	14,804	633,433
	Legrand SA	16,368	1,459,437
	L'Oreal SA	8,432	3,481,671
	LVMH Moet Hennessy Louis Vuitton SE	25,417	22,188,421
	Remy Cointreau SA	362	68,161
	Safran SA	17,700	2,545,181
	Sartorius Stedim Biotech	3,652	1,273,921
	Sodexo SA	7,030	696,904
	STMicroelectronics NV	70,252	3,308,620
	Teleperformance	11,004	3,058,967
	Thales SA	18,476	2,443,623
TOTAL FRANCE			69,086,610
GERMANY — (7.0%)
	Adidas AG	16,567	2,667,555
	Bechtle AG	10,275	432,996
	Beiersdorf AG	3,414	415,066
	Brenntag SE	26,013	1,941,819
	Carl Zeiss Meditec AG	3,050	440,171
*	CTS Eventim AG & Co. KGaA	4,863	341,367
	Deutsche Boerse AG	13,130	2,349,512
	Deutsche Post AG	103,523	4,457,358
	Deutsche Telekom AG	347,287	7,737,137
	GEA Group AG	16,609	749,396
	Hannover Rueck SE	4,929	1,000,924
	Infineon Technologies AG	87,712	3,158,549
	Knorr-Bremse AG	8,974	589,843
	Merck KGaA	5,756	1,201,439
	MTU Aero Engines AG	2,425	606,038
	Nemetschek SE	8,353	446,588
	Puma SE	14,373	981,509
*	QIAGEN NV	18,019	882,477
	Rational AG	599	394,012
	Rheinmetall AG	6,857	1,602,190
	RWE AG	117,626	5,236,577
	SAP SE	5,213	617,949
	Siemens AG	32,609	5,093,698
Ω	Siemens Healthineers AG	9,826	526,955

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Symrise AG	10,837	$1,152,078
*Ω	Zalando SE	6,417	299,257
TOTAL GERMANY			45,322,460
HONG KONG — (2.1%)
	AIA Group Ltd.	341,800	3,864,953
Ω	Budweiser Brewing Co. APAC Ltd.	57,200	180,484
	Chow Tai Fook Jewellery Group Ltd.	261,400	559,569
	HKT Trust & HKT Ltd.	165,000	216,179
	Hong Kong Exchanges & Clearing Ltd.	89,890	4,043,034
	L'Occitane International SA	20,750	57,732
	PCCW Ltd.	219,000	107,609
	Prada SpA	73,700	471,279
*Ω	Samsonite International SA	100,800	300,282
	SITC International Holdings Co. Ltd.	222,000	484,981
	Techtronic Industries Co. Ltd.	237,500	3,061,798
TOTAL HONG KONG			13,347,900
IRELAND — (0.5%)
*	Flutter Entertainment PLC	2,633	408,992
	Kerry Group PLC, Class A	5,616	526,220
	Kingspan Group PLC	12,244	787,485
	Smurfit Kappa Group PLC	34,029	1,428,692
TOTAL IRELAND			3,151,389
ISRAEL — (0.5%)
	Ashtrom Group Ltd.	3,030	57,372
	Bezeq The Israeli Telecommunication Corp. Ltd.	180,479	299,092
*	Delek Group Ltd.	1,092	118,563
	Elbit Systems Ltd.	1,932	326,444
	Electra Ltd.	269	137,858
#*	Fattal Holdings 1998 Ltd.	912	88,220
	First International Bank of Israel Ltd.	6,498	262,479
	Fox Wizel Ltd.	1,249	112,964
	ICL Group Ltd.	32,913	261,317
	Matrix IT Ltd.	3,530	74,730
	Mizrahi Tefahot Bank Ltd.	9,823	324,460
#*	Nice Ltd., Sponsored ADR	1,581	327,947
*	Nova Ltd.	1,973	179,346
	Shapir Engineering & Industry Ltd.	10,838	82,218
	Shufersal Ltd.	16,069	90,168
	Strauss Group Ltd.	4,186	107,107
*	Tower Semiconductor Ltd.	14,320	601,044
TOTAL ISRAEL			3,451,329
ITALY — (2.1%)
	Amplifon SpA	17,795	491,378
	CNH Industrial NV	140,133	2,477,014
	DiaSorin SpA	1,542	200,737
	Enel SpA	463,513	2,729,220
	Eni SpA	63,171	972,090
	Ferrari NV	11,584	2,902,974
	FinecoBank Banca Fineco SpA	44,026	790,348
	Moncler SpA	26,907	1,684,046
	Recordati Industria Chimica e Farmaceutica SpA	14,507	635,530

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»
ITALY — (Continued)
Snam SpA	153,273	$780,700
TOTAL ITALY		13,664,037
JAPAN — (19.6%)
Advantest Corp.	30,600	2,193,438
Aeon Co. Ltd.	55,400	1,135,793
Ajinomoto Co., Inc.	44,800	1,476,993
Amvis Holdings, Inc.	1,600	42,838
Asahi Intecc Co. Ltd.	16,400	287,725
Asics Corp.	13,400	318,927
Azbil Corp.	6,700	188,930
Bandai Namco Holdings, Inc.	13,500	902,796
BayCurrent Consulting, Inc.	22,000	935,210
Benefit One, Inc.	11,300	186,507
BIPROGY, Inc.	16,800	438,929
Calbee, Inc.	8,400	189,707
Capcom Co. Ltd.	32,400	1,049,883
Chugai Pharmaceutical Co. Ltd.	55,200	1,431,064
Cosmos Pharmaceutical Corp.	2,900	283,351
CyberAgent, Inc.	80,500	752,832
Daifuku Co. Ltd.	6,851	377,241
Daikin Industries Ltd.	10,600	1,841,162
Daito Trust Construction Co. Ltd.	16,800	1,660,152
Dentsu Group, Inc.	29,500	950,162
Disco Corp.	4,400	1,321,903
Ebara Corp.	10,500	445,826
Fancl Corp.	6,800	138,090
Fast Retailing Co. Ltd.	5,000	3,036,797
Food & Life Cos. Ltd.	18,400	409,519
FP Corp.	5,300	144,026
Fuji Electric Co. Ltd.	15,900	643,600
Fuji Kyuko Co. Ltd.	1,799	63,200
Fujitsu Ltd.	17,600	2,505,876
GMO internet group, Inc.	13,800	271,582
GMO Payment Gateway, Inc.	5,900	545,938
Goldwin, Inc.	3,500	266,638
Hamamatsu Photonics KK	8,300	443,471
Hikari Tsushin, Inc.	1,700	242,655
Hirose Electric Co. Ltd.	600	78,111
Hitachi Ltd.	47,200	2,475,284
Hoya Corp.	28,700	3,156,194
Ibiden Co. Ltd.	26,700	1,042,071
IHI Corp.	29,300	890,271
Information Services International-Dentsu Ltd.	2,700	89,446
Internet Initiative Japan, Inc.	17,800	334,031
Ito En Ltd.	8,100	289,006
ITOCHU Corp.	2,500	80,805
Itochu Techno-Solutions Corp.	11,700	289,663
Japan Exchange Group, Inc.	56,900	870,830
Japan Tobacco, Inc.	64,600	1,317,317
JCR Pharmaceuticals Co. Ltd.	8,200	101,175
Kakaku.com, Inc.	23,100	385,125
Kao Corp.	28,800	1,164,149
KDDI Corp.	199,200	6,223,692
Keyence Corp.	5,000	2,301,844
Kikkoman Corp.	9,600	507,764
Kobe Bussan Co. Ltd.	26,700	770,876
Konami Group Corp.	9,500	467,148
Kurita Water Industries Ltd.	8,700	393,399

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lasertec Corp.	11,300	$2,139,349
	Lawson, Inc.	12,800	511,824
	Lion Corp.	20,900	231,357
	M3, Inc.	33,800	924,190
	Marui Group Co. Ltd.	800	13,632
#	McDonald's Holdings Co. Japan Ltd.	7,600	300,256
	MEIJI Holdings Co. Ltd.	14,300	737,489
	Minebea Mitsumi, Inc.	66,900	1,166,247
	MISUMI Group, Inc.	38,400	966,431
#	Mitsui High-Tec, Inc.	3,000	158,197
	MonotaRO Co. Ltd.	46,200	699,854
	Murata Manufacturing Co. Ltd.	42,200	2,411,328
	NEC Networks & System Integration Corp.	1,100	14,690
	NET One Systems Co. Ltd.	10,800	292,680
	Nichirei Corp.	12,900	269,938
	Nidec Corp.	12,100	670,568
	Nifco, Inc.	8,100	210,249
	Nihon Kohden Corp.	3,300	86,694
	Nihon M&A Center Holdings, Inc.	53,000	541,840
	Nintendo Co. Ltd.	72,000	3,121,759
	Nippon Sanso Holdings Corp.	32,400	528,472
	Nippon Shinyaku Co. Ltd.	2,600	133,812
	Nissan Chemical Corp.	22,200	1,048,054
	Nissin Foods Holdings Co. Ltd.	2,900	226,715
	Nitori Holdings Co. Ltd.	7,200	952,961
	Nitto Denko Corp.	12,300	795,040
	NOF Corp.	2,900	123,532
	Nomura Research Institute Ltd.	25,830	620,116
	NS Solutions Corp.	1,700	43,755
	NTT Data Corp.	67,000	1,039,262
	Obic Co. Ltd.	1,300	208,425
	Olympus Corp.	102,000	1,917,560
	Ono Pharmaceutical Co. Ltd.	28,800	624,922
	Open House Group Co. Ltd.	15,400	582,586
	Oracle Corp.	5,800	397,340
	Otsuka Corp.	12,800	421,114
	Pan Pacific International Holdings Corp.	54,400	1,006,026
*	Park24 Co. Ltd.	23,500	398,577
	Persol Holdings Co. Ltd.	41,500	909,909
	Pigeon Corp.	10,200	162,107
	Rakus Co. Ltd.	7,900	108,266
	Recruit Holdings Co. Ltd.	117,600	3,782,047
	Relo Group, Inc.	17,900	303,341
*	Renesas Electronics Corp.	124,100	1,276,505
	Rohto Pharmaceutical Co. Ltd.	15,000	276,771
	Ryohin Keikaku Co. Ltd.	43,700	484,552
	Sanwa Holdings Corp.	12,200	129,154
	SCREEN Holdings Co. Ltd.	6,600	491,812
	SCSK Corp.	27,000	439,760
	Seven & I Holdings Co. Ltd.	46,500	2,195,400
	SG Holdings Co. Ltd.	61,100	942,853
*	SHIFT, Inc.	1,700	317,280
	Shimadzu Corp.	16,900	519,355
	Shimano, Inc.	5,200	927,344
	Shin-Etsu Chemical Co. Ltd.	27,600	4,068,875
	Shinko Electric Industries Co. Ltd.	11,000	309,496
	Ship Healthcare Holdings, Inc.	10,400	201,939
	Shiseido Co. Ltd.	12,800	665,293
	SHO-BOND Holdings Co. Ltd.	3,100	132,265

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Skylark Holdings Co. Ltd.	52,300	$622,416
	SMS Co. Ltd.	10,400	273,567
	Softbank Corp.	220,900	2,527,558
	Sony Group Corp.	120,900	10,802,600
	Square Enix Holdings Co. Ltd.	8,000	378,330
	Sugi Holdings Co. Ltd.	3,600	157,349
	SUMCO Corp.	9,700	143,723
	Sundrug Co. Ltd.	9,500	268,786
	Suntory Beverage & Food Ltd.	12,500	422,097
	Sysmex Corp.	12,800	849,729
	Taiyo Yuden Co. Ltd.	31,700	1,076,707
	TechnoPro Holdings, Inc.	20,100	625,817
	Terumo Corp.	300	8,733
	TIS, Inc.	23,700	683,398
#	Toei Animation Co. Ltd.	600	59,810
	Tokio Marine Holdings, Inc.	9,700	203,164
	Tokyo Electron Ltd.	13,700	4,788,481
	Tokyo Ohka Kogyo Co. Ltd.	1,100	54,215
	Toridoll Holdings Corp.	3,200	69,417
	Toshiba Corp.	8,900	305,685
	TOTO Ltd.	13,399	520,724
*	Trend Micro, Inc.	24,900	1,232,899
	Tsuruha Holdings, Inc.	2,100	154,618
	Ulvac, Inc.	3,800	177,771
	Unicharm Corp.	23,100	881,164
	USS Co. Ltd.	29,300	481,931
*	Visional, Inc.	800	57,967
	Welcia Holdings Co. Ltd.	16,100	359,846
	Workman Co. Ltd.	2,000	81,551
	Yamato Holdings Co. Ltd.	15,100	264,204
	Yaoko Co. Ltd.	3,100	161,833
	Yaskawa Electric Corp.	16,600	648,879
	Zenkoku Hosho Co. Ltd.	9,400	366,109
	Zensho Holdings Co. Ltd.	17,500	446,691
	ZOZO, Inc.	24,900	645,488
TOTAL JAPAN			126,335,384
NETHERLANDS — (3.7%)
	ASML Holding NV	30,003	19,829,679
	Universal Music Group NV	54,284	1,387,627
	Wolters Kluwer NV	23,142	2,523,011
TOTAL NETHERLANDS			23,740,317
NEW ZEALAND — (0.3%)
	Chorus Ltd.	39,810	215,437
	Fisher & Paykel Healthcare Corp. Ltd.	18,003	295,451
	Mainfreight Ltd.	7,025	325,151
	Spark New Zealand Ltd.	257,123	866,951
TOTAL NEW ZEALAND			1,702,990
NORWAY — (0.8%)
	AF Gruppen ASA	3,894	55,584
	Aker BP ASA	20,482	623,917
	Borregaard ASA	4,378	67,497
	Equinor ASA	85,376	2,601,974
	Kongsberg Gruppen ASA	2,853	113,583
	Mowi ASA	26,873	496,926
*	Nordic Semiconductor ASA	5,211	83,095

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Telenor ASA	37,763	$395,326
	TOMRA Systems ASA	21,997	388,320
TOTAL NORWAY			4,826,222
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	7,647	104,673
	Jeronimo Martins SGPS SA	14,536	315,587
TOTAL PORTUGAL			420,260
SINGAPORE — (1.1%)
	DBS Group Holdings Ltd.	129,312	3,540,080
	DFI Retail Group Holdings Ltd.	48,900	156,481
	Jardine Cycle & Carriage Ltd.	10,800	239,432
	Sembcorp Industries Ltd.	184,300	508,239
	Singapore Exchange Ltd.	144,600	1,018,493
	Singapore Technologies Engineering Ltd.	219,000	615,728
	Venture Corp. Ltd.	32,000	451,883
	Yangzijiang Shipbuilding Holdings Ltd.	331,700	327,007
TOTAL SINGAPORE			6,857,343
SPAIN — (2.1%)
	Acciona SA	3,142	613,004
#	ACS Actividades de Construccion y Servicios SA	33,372	987,601
*Ω	Aena SME SA	3,031	455,405
*	Amadeus IT Group SA	29,425	1,853,891
	Endesa SA	49,310	983,080
	Ferrovial SA	38,746	1,143,327
	Iberdrola SA	215,825	2,531,830
	Industria de Diseno Textil SA	61,458	1,918,768
	Naturgy Energy Group SA	7,937	225,111
	Telefonica SA	816,599	3,102,277
TOTAL SPAIN			13,814,294
SWEDEN — (2.3%)
	AddTech AB, Class B	33,781	539,460
	Alfa Laval AB	11,735	368,780
	Assa Abloy AB, Class B	7,751	182,584
	Atlas Copco AB, Class A	253,368	3,006,480
	Atlas Copco AB, Class B	142,793	1,506,124
#	Avanza Bank Holding AB	20,766	479,147
	Axfood AB	18,741	482,688
#	Beijer Ref AB	25,206	388,852
Ω	Bravida Holding AB	16,356	180,805
	Epiroc AB, Class A	38,561	750,272
	Epiroc AB, Class B	24,352	406,008
Ω	Evolution AB	6,729	756,279
	Fortnox AB	6,509	32,845
#	H & M Hennes & Mauritz AB, Class B	72,709	895,505
	Hexatronic Group AB	25,661	315,847
	Hexpol AB	15,771	170,372
	Indutrade AB	29,559	656,423
	Kindred Group PLC, SDR	38,599	388,971
	Lagercrantz Group AB, Class B	28,497	298,982
	Lifco AB, Class B	18,429	338,547
	Medicover AB, Class B	3,768	64,358
	Nibe Industrier AB, Class B	27,027	292,007
	Nordnet AB publ	4,401	71,536

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Sandvik AB	40,546	$837,990
	Sectra AB, Class B	22,615	320,267
	Sweco AB, Class B	19,191	208,180
	Tele2 AB, Class B	75,933	655,797
Ω	Thule Group AB	13,879	332,594
TOTAL SWEDEN			14,927,700
SWITZERLAND — (7.8%)
	EMS-Chemie Holding AG	202	150,587
	Geberit AG	4,809	2,736,236
	Givaudan SA	916	2,969,883
	Kuehne + Nagel International AG	13,818	3,294,993
#	Logitech International SA	9,440	551,013
	Nestle SA	71,016	8,664,594
	Partners Group Holding AG	2,457	2,305,395
	Roche Holding AG	57,055	17,924,978
	SGS SA	1,431	3,489,685
	Sika AG	19,549	5,554,787
	Sonova Holding AG	5,028	1,257,360
	Straumann Holding AG	6,412	839,568
Ω	VAT Group AG	2,075	645,955
TOTAL SWITZERLAND			50,385,034
UNITED KINGDOM — (13.3%)
	Admiral Group PLC	34,875	948,088
	Anglo American PLC	3,308	142,675
	Antofagasta PLC	22,370	480,654
	Ashtead Group PLC	91,718	6,041,352
	AstraZeneca PLC, Sponsored ADR	22,482	1,469,648
Ω	Auto Trader Group PLC	143,477	1,113,164
	B&M European Value Retail SA	182,016	1,006,605
	BAE Systems PLC	112,162	1,187,351
	Bunzl PLC	34,678	1,273,071
	Burberry Group PLC	72,665	2,213,442
	Centrica PLC	1,133,893	1,412,606
	Coca-Cola HBC AG	3,244	78,834
	Compass Group PLC	36,085	861,991
	Computacenter PLC	8,281	227,582
	Croda International PLC	7,601	647,906
#	Diageo PLC, Sponsored ADR	23,354	4,130,155
	Diageo PLC	14,605	638,619
	Diploma PLC	6,167	208,614
	Entain PLC	45,491	838,885
*††	Evraz PLC	83,618	0
	Experian PLC	98,066	3,586,222
	Ferguson PLC	39,462	5,587,164
*	Frasers Group PLC	11,088	107,247
	Fresnillo PLC	11,727	119,121
	Glencore PLC	99,690	667,612
	GSK PLC, Sponsored ADR	131,362	4,631,838
*	Haleon PLC, ADR	7,003	56,724
	Halma PLC	24,719	658,119
	Harbour Energy PLC	8,985	34,752
	Hargreaves Lansdown PLC	46,044	506,909
	Howden Joinery Group PLC	93,938	801,552
	IG Group Holdings PLC	28,614	281,341
	IMI PLC	31,615	566,069
	Imperial Brands PLC	213,938	5,366,896

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Inchcape PLC	22,829	$257,391
#	InterContinental Hotels Group PLC, ADR	6,985	494,213
	Intertek Group PLC	27,700	1,488,793
	JD Sports Fashion PLC	513,395	1,034,809
	Man Group PLC	163,231	502,173
	Next PLC	24,843	2,034,000
	Reckitt Benckiser Group PLC	27,066	1,928,747
	RELX PLC, Sponsored ADR	13,140	390,389
	RELX PLC	129,373	3,846,761
	Rentokil Initial PLC	174,114	1,055,728
	Rightmove PLC	159,472	1,158,706
	Rio Tinto PLC	86,642	6,784,175
#	Rio Tinto PLC, Sponsored ADR	43,071	3,417,684
	RS GROUP PLC	35,180	408,997
	Sage Group PLC	72,933	700,716
	Softcat PLC	15,856	237,268
	Spirax-Sarco Engineering PLC	6,056	865,051
	SSE PLC	114,292	2,439,525
#	Unilever PLC, Sponsored ADR	164,032	8,382,035
	Unilever PLC	712	36,240
	Weir Group PLC	5,661	124,791
#	WPP PLC, Sponsored ADR	5,047	295,350
TOTAL UNITED KINGDOM			85,776,350
TOTAL COMMON STOCKS			619,724,636
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
*	Dr Ing hc F Porsche AG	5,616	667,735
	Sartorius AG	3,953	1,772,573
TOTAL GERMANY			2,440,308
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
#*	ACS Actividades de Construccion	33,372	16,932
TOTAL INVESTMENT SECURITIES (Cost $477,384,671)			622,181,876

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	1,974,339	22,839,156
TOTAL INVESTMENTS — (100.0%)
(Cost $500,223,859)^^			$645,021,032
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,877,771	$39,012,246	—	$48,890,017
Austria	—	853,790	—	853,790
Belgium	146,446	3,927,640	—	4,074,086
Canada	63,376,167	—	—	63,376,167

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$18,260,530	—	$18,260,530
Finland	—	7,460,427	—	7,460,427
France	$205,218	68,881,392	—	69,086,610
Germany	780,276	44,542,184	—	45,322,460
Hong Kong	—	13,347,900	—	13,347,900
Ireland	—	3,151,389	—	3,151,389
Israel	802,766	2,648,563	—	3,451,329
Italy	1,456,844	12,207,193	—	13,664,037
Japan	—	126,335,384	—	126,335,384
Netherlands	17,784,526	5,955,791	—	23,740,317
New Zealand	—	1,702,990	—	1,702,990
Norway	—	4,826,222	—	4,826,222
Portugal	—	420,260	—	420,260
Singapore	—	6,857,343	—	6,857,343
Spain	—	13,814,294	—	13,814,294
Sweden	—	14,927,700	—	14,927,700
Switzerland	551,013	49,834,021	—	50,385,034
United Kingdom	25,949,864	59,826,486	—	85,776,350
Preferred Stocks
Germany	—	2,440,308	—	2,440,308
Rights/Warrants
Spain	—	16,932	—	16,932
Securities Lending Collateral	—	22,839,156	—	22,839,156
TOTAL	$120,930,891	$524,090,141	—	$645,021,032

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (7.0%)
	Accent Group Ltd.	33,687	$52,386
	Adairs Ltd.	13,521	27,680
#*	Alcidion Group Ltd.	211,373	21,802
#*	Alligator Energy Ltd.	1,171,868	39,614
	Altium Ltd.	937	25,943
	ARB Corp. Ltd.	22,427	509,585
	Ardent Leisure Group Ltd.	118,735	58,439
#*	Argosy Minerals Ltd.	360,077	164,172
*	Aroa Biosurgery Ltd.	47,699	40,339
	AUB Group Ltd.	25,853	433,062
*	Audinate Group Ltd.	13,842	74,535
*	Aussie Broadband Ltd.	29,213	62,314
	Australian Clinical Labs Ltd.	8,044	17,659
	Australian Ethical Investment Ltd.	25,309	79,167
	Australian Finance Group Ltd.	93,782	112,411
#*††	AVZ Minerals Ltd.	336,495	70,563
#	Baby Bunting Group Ltd.	38,307	73,259
#*	Bannerman Energy Ltd.	45,794	62,927
	Beacon Lighting Group Ltd.	26,106	43,671
#*	Bellevue Gold Ltd.	258,291	219,151
	Bgv1Nyp	32,548	2,527
#*	Black Rock Mining Ltd.	61,006	6,750
	Blackmores Ltd.	4,849	301,179
*	Boss Energy Ltd.	84,717	155,786
#	Breville Group Ltd.	30,432	490,651
*	Capricorn Metals Ltd.	105,142	338,962
	Champion Iron Ltd.	17,877	90,967
#	Clinuvel Pharmaceuticals Ltd.	11,891	213,159
#	Clover Corp. Ltd.	46,760	41,015
#*	Cobalt Blue Holdings Ltd.	58,643	22,985
#	Codan Ltd.	29,274	110,539
#*	Cogstate Ltd.	6,282	8,846
	Collins Foods Ltd.	32,959	188,057
#*	Core Lithium Ltd.	477,228	397,969
#	Corporate Travel Management Ltd.	34,095	446,822
	Data#3 Ltd.	47,477	246,695
*	De Grey Mining Ltd.	354,680	375,852
#*	Deep Yellow Ltd.	139,179	79,644
	Deterra Royalties Ltd.	102,548	355,793
	Dicker Data Ltd.	19,198	144,915
	Domain Holdings Australia Ltd.	82,732	189,278
#*	Dreadnought Resources Ltd.	461,580	35,839
	Eagers Automotive Ltd.	50,832	413,430
	Elders Ltd.	42,348	291,552
*	Emerald Resources NL	109,051	106,253
*	Energy Resources of Australia Ltd.	44,404	7,519
	EQT Holdings Ltd.	1,971	34,463
	EVT Ltd.	25,874	258,568
#*	Galan Lithium Ltd.	71,154	59,349
#	Generation Development Group Ltd.	11,777	10,998
	Gold Road Resources Ltd.	236,514	276,675
	GR Engineering Services Ltd.	17,215	25,737
	Hansen Technologies Ltd.	49,856	188,379
	HUB24 Ltd.	21,929	408,954
	Imdex Ltd.	151,654	269,288

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Infomedia Ltd.	146,416	$114,606
#	Inghams Group Ltd.	134,414	276,334
	InvoCare Ltd.	33,241	271,660
*	ioneer Ltd.	425,132	130,826
	IPH Ltd.	62,554	378,361
	IRESS Ltd.	49,488	349,233
*	Jervois Global Ltd.	82,001	14,284
*	Jindalee Resources Ltd.	4,406	6,543
#	Johns Lyng Group Ltd.	52,159	217,394
	Jumbo Interactive Ltd.	10,368	114,842
*	Karoon Energy Ltd.	160,227	265,048
	Lifestyle Communities Ltd.	27,394	381,907
#*	Lithium Power International Ltd.	103,964	32,333
	Lovisa Holdings Ltd.	17,049	320,242
	MA Financial Group Ltd.	8,162	28,909
#*	Mach7 Technologies Ltd.	30,726	15,479
*	Macquarie Telecom Group Ltd.	2,460	97,322
	Mader Group Ltd.	5,695	17,410
	McMillan Shakespeare Ltd.	20,277	203,009
	Metcash Ltd.	200,302	593,579
	Michael Hill International Ltd.	14,572	10,816
	Monadelphous Group Ltd.	23,942	235,977
#*	Musgrave Minerals Ltd.	144,300	21,428
*	Nanosonics Ltd.	86,878	299,833
	Netwealth Group Ltd.	36,287	346,079
	Newcrest Mining Ltd.	7,772	123,377
	nib holdings Ltd.	147,216	820,678
	Nick Scali Ltd.	25,865	219,994
	NRW Holdings Ltd.	7,432	16,044
	Objective Corp. Ltd.	6,021	59,367
*	OFX Group Ltd.	73,729	102,819
#*	Omni Bridgeway Ltd.	71,905	206,430
	Orora Ltd.	244,094	516,486
*	Paladin Energy Ltd.	714,777	435,890
*	Panoramic Resources Ltd.	350,093	44,949
	PeopleIN Ltd.	19,902	46,576
	Pinnacle Investment Management Group Ltd.	36,505	271,967
	Platinum Asset Management Ltd.	141,047	215,412
*	PolyNovo Ltd.	175,789	314,338
*	PPK Mining Equipment Group Pty Ltd.	7,132	0
	Praemium Ltd.	142,921	77,955
	Premier Investments Ltd.	17,037	336,894
	PSC Insurance Group Ltd.	52,436	176,078
	PWR Holdings Ltd.	21,649	189,062
*	ReadyTech Holdings Ltd.	18,559	47,830
*	Red 5 Ltd.	582,595	86,955
#	Regis Healthcare Ltd.	33,045	40,825
#*	Renascor Resources Ltd.	338,050	60,585
*	RPMGlobal Holdings Ltd.	60,700	71,357
#*	Rumble Resources Ltd.	53,555	8,343
*	Seven West Media Ltd.	285,596	91,358
	SmartGroup Corp. Ltd.	47,938	192,085
*	Strandline Resources Ltd.	41,838	12,369
#*	Strike Energy Ltd.	308,834	77,783
	Technology One Ltd.	85,220	881,123
#*	Temple & Webster Group Ltd.	28,945	118,095
	Terracom Ltd.	142,346	87,176
*	Tyro Payments Ltd.	52,028	55,440
	Universal Store Holdings Ltd.	7,980	32,749

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Webjet Ltd.	55,904	$272,464
TOTAL AUSTRALIA			19,838,381
AUSTRIA — (1.4%)
	ANDRITZ AG	32,842	1,964,001
	AT&S Austria Technologie & Systemtechnik AG	1,973	67,697
Ω	BAWAG Group AG	4,318	267,478
*	DO & Co. AG	650	68,835
	Mayr Melnhof Karton AG	1,352	226,554
	Oesterreichische Post AG	7,895	281,161
	Schoeller-Bleckmann Oilfield Equipment AG	2,827	207,371
	Wienerberger AG	31,802	956,318
TOTAL AUSTRIA			4,039,415
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	2,294	396,987
	Barco NV	18,241	461,747
*	Deme Group NV	1,335	172,739
	D'ieteren Group	251	47,970
	Econocom Group SA	34,718	107,843
#	Etablissements Franz Colruyt NV	13,096	346,307
	EVS Broadcast Equipment SA	1,125	27,267
	Fagron	20,034	296,217
	Ion Beam Applications	8,066	145,569
#*	Kinepolis Group NV	2,026	85,762
	Lotus Bakeries NV	126	819,498
	Melexis NV	5,881	626,470
*	Orange Belgium SA	5,047	91,156
	Recticel SA	10,529	197,459
	TER Beke SA	96	8,536
	Van de Velde NV	1,744	59,053
TOTAL BELGIUM			3,890,580
CANADA — (11.2%)
	Absolute Software Corp.	4,878	56,724
	AG Growth International, Inc.	5,214	195,189
	Altius Minerals Corp.	10,100	169,731
#	Altus Group Ltd.	15,431	660,359
	Andlauer Healthcare Group, Inc.	4,880	177,221
*	Aritzia, Inc.	32,122	1,158,570
*	ATS Corp.	27,628	1,118,783
#	Aura Minerals, Inc.	4,900	42,277
	Badger Infrastructure Solutions Ltd.	9,938	236,770
	Bird Construction, Inc.	1,700	10,860
	Boralex, Inc., Class A	28,951	810,075
	Boyd Group Services, Inc.	4,620	706,533
	Calian Group Ltd.	3,606	167,081
#*,*	Canada Goose Holdings, Inc.	15,000	362,816
*	Capstone Copper Corp.	85,032	417,315
	CI Financial Corp.	48,785	581,878
	Colliers International Group, Inc.	5,022	538,666
	Computer Modelling Group Ltd.	30,056	139,827
*	Converge Technology Solutions Corp.	13,000	56,278
	Corby Spirit & Wine Ltd.	3,500	42,851
#*	Denison Mines Corp.	228,402	327,870
	Dye & Durham Ltd.	847	13,546
	ECN Capital Corp.	31,478	69,081
	Element Fleet Management Corp.	69,413	980,771

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Endeavour Silver Corp.	63,015	$218,662
	Enerplus Corp.	75,981	1,348,663
	Enghouse Systems Ltd.	13,996	415,814
*	ERO Copper Corp.	17,559	288,350
	Evertz Technologies Ltd.	8,600	80,664
	Exchange Income Corp.	6,505	271,044
	Extendicare, Inc.	29,768	150,121
#	Fiera Capital Corp.	22,781	160,771
	Finning International, Inc.	49,721	1,402,823
	First Majestic Silver Corp.	31,200	246,168
#	First National Financial Corp.	5,637	166,371
#	Freehold Royalties Ltd.	33,968	410,511
*	GDI Integrated Facility Services, Inc.	3,415	119,322
	Gibson Energy, Inc.	51,172	916,485
	goeasy Ltd.	4,748	442,773
	Headwater Exploration, Inc.	56,464	275,838
	Information Services Corp.	3,203	54,838
#	Innergex Renewable Energy, Inc.	44,740	531,951
Ω	Jamieson Wellness, Inc.	13,990	389,771
#*	Journey Energy, Inc.	11,842	45,301
*	K92 Mining, Inc.	56,333	326,004
*	Karora Resources, Inc.	24,244	95,660
	K-Bro Linen, Inc.	3,004	65,451
#	Keyera Corp.	1,300	29,653
*	Kinaxis, Inc.	4,350	505,601
	Labrador Iron Ore Royalty Corp.	21,300	624,809
	Lundin Gold, Inc.	18,606	215,349
*	Major Drilling Group International, Inc.	29,345	243,264
	MTY Food Group, Inc.	5,073	262,429
	North American Construction Group Ltd.	7,405	109,742
	North West Co., Inc.	16,570	451,315
*	NuVista Energy Ltd.	45,964	385,178
*	Orla Mining Ltd.	12,007	51,786
	Paramount Resources Ltd., Class A	16,600	383,763
	Parkland Corp.	50,753	1,192,393
	Pason Systems, Inc.	25,831	306,349
	PHX Energy Services Corp.	10,000	59,900
#*	Pieridae Energy Ltd.	15,600	11,138
#	Pine Cliff Energy Ltd.	49,359	48,597
*	Pipestone Energy Corp.	8,187	18,213
	Pollard Banknote Ltd.	4,800	67,749
	PrairieSky Royalty Ltd.	57,196	982,677
#	Premium Brands Holdings Corp.	11,636	813,659
	Primo Water Corp.	55,980	876,087
	Pulse Seismic, Inc.	14,400	20,130
	Richelieu Hardware Ltd.	17,672	525,558
	Rogers Sugar, Inc.	21,462	92,265
#	Savaria Corp.	13,077	146,343
	Secure Energy Services, Inc.	52,041	316,810
#	Sienna Senior Living, Inc.	22,092	202,565
Ω	Sleep Country Canada Holdings, Inc.	14,349	279,205
	Softchoice Corp.	5,368	74,153
Ω	Spin Master Corp.	10,040	263,800
#	Sprott, Inc.	7,885	311,357
	Stelco Holdings, Inc.	10,257	399,087
	Stella-Jones, Inc.	12,853	467,733
#*	SunOpta, Inc.	20,776	169,740
#	Superior Plus Corp.	65,056	526,100
	Sylogist Ltd.	3,400	15,741

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Taseko Mines Ltd.	13,200	$23,512
	TECSYS, Inc.	4,000	85,318
	TELUS Corp.	9,470	204,055
	TerraVest Industries, Inc.	2,300	47,018
	Topaz Energy Corp.	5,670	88,168
#*	Touchstone Exploration, Inc.	18,320	16,385
	TransAlta Corp.	20,752	201,917
	TransAlta Corp.	52,100	505,905
*	Trican Well Service Ltd.	70,244	181,609
*	Trisura Group Ltd.	12,393	390,358
*	Uni-Select, Inc.	12,100	360,849
	Vecima Networks, Inc.	800	12,127
*	Viemed Healthcare, Inc.	8,932	75,833
*	Wall Financial Corp.	2,300	26,361
	Waterloo Brewing Ltd.	2,800	8,333
*	Wesdome Gold Mines Ltd.	49,200	228,149
#	Westshore Terminals Investment Corp.	10,814	199,204
	Winpak Ltd.	7,847	245,103
TOTAL CANADA			31,814,870
COLOMBIA — (0.0%)
#	Canacol Energy Ltd.	8,850	78,485
DENMARK — (2.3%)
*	ALK-Abello AS	10,786	161,121
	cBrain AS	3,927	88,547
*	Chemometec AS	7,231	633,508
#	Gabriel Holding AS	71	5,142
	GN Store Nord AS	23,647	583,048
*	ISS AS	51,446	1,124,800
*Ω	Netcompany Group AS	11,692	465,306
*	NTG Nordic Transport Group AS, Class A	3,259	133,266
	Royal Unibrew AS	17,211	1,208,591
#*	RTX AS	1,053	21,717
	SimCorp AS	14,556	1,019,355
	Solar AS, Class B	1,204	111,240
	SP Group AS	2,483	90,656
	Topdanmark AS	16,225	875,788
TOTAL DENMARK			6,522,085
FINLAND — (2.3%)
	Alma Media Oyj	5,579	58,171
	Caverion Oyj	32,225	297,354
	Digia Oyj	2,369	16,312
	eQ Oyj	1,222	31,152
*	Evli Oyj, Class B	1,405	27,835
#	Fellow Bank PLC	1,405	27,739
*	F-Secure Oyj	3,852	12,297
	Gofore Oyj	491	13,666
	Harvia Oyj	5,546	121,012
	Huhtamaki Oyj	18,826	704,146
	Incap Oyj	1,325	27,108
#	Lassila & Tikanoja Oyj	7,212	90,552
	Marimekko Oyj	7,105	71,233
	Musti Group Oyj	4,554	77,072
	Olvi Oyj, Class A	1,964	69,038
	Orion Oyj, Class A	7,832	420,548
	Orion Oyj, Class B	35,352	1,893,970

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Ponsse Oyj	1,251	$35,756
*	QT Group Oyj	3,234	189,653
	Revenio Group Oyj	5,667	231,671
Ω	Rovio Entertainment Oyj	2,029	16,254
	Sanoma Oyj	28,236	300,353
	Siili Solutions Oyj	628	11,139
#	Talenom Oyj	8,051	79,530
#*	Tecnotree Oyj	22,072	13,874
	TietoEVRY Oyj	10,485	319,311
	Tokmanni Group Corp.	13,245	170,776
	Uponor Oyj	13,566	241,604
	Vaisala Oyj, Class A	5,135	220,745
	Valmet Oyj	23,765	746,288
#	Verkkokauppa.com Oyj	7,353	22,565
TOTAL FINLAND			6,558,724
FRANCE — (4.4%)
	Alten SA	9,179	1,410,409
	Aubay	2,419	124,639
	Bastide le Confort Medical	726	25,663
	Beneteau SA	5,839	95,708
	Catana Group	8,468	61,213
	Cie Plastic Omnium SA	10,082	176,449
#*	Claranova SE	2,289	6,493
	Equasens	1,255	101,233
	Eramet SA	3,212	321,017
*	Exail Technologies SA	1,281	27,895
	Gaztransport Et Technigaz SA	8,197	906,229
*	Genfit SA	2,727	11,579
	Guillemot Corp.	881	10,066
*	ID Logistics Group	1,054	327,604
	Infotel SA	775	47,145
	IPSOS	8,107	525,395
*	JCDecaux SE	18,514	418,950
	Kaufman & Broad SA	3,850	120,976
	Linedata Services	183	9,619
	Metropole Television SA	8,248	131,366
	Nexans SA	7,001	742,411
#*	OVH Groupe SAS	2,334	39,084
	SEB SA	1,167	122,040
	Seche Environnement SA	870	94,753
	Societe pour l'Informatique Industrielle	2,947	153,745
*	SOITEC	7,699	1,167,680
	Sopra Steria Group SACA	5,081	845,088
	SPIE SA	38,484	1,050,623
	Stef SA	198	20,838
	Sword Group	1,888	91,991
	Synergie SE	901	32,745
#*	Technicolor Creative Studios SA	39,221	9,770
	Technip Energies NV	37,394	724,969
	Thermador Groupe	1,402	141,189
	Trigano SA	2,258	314,753
*	Ubisoft Entertainment SA	26,647	551,767
	Valeo	11,709	255,897
*	Vantiva SA	39,221	11,291
Ω	Verallia SA	22,651	836,315
	Vetoquinol SA	633	58,768
	Virbac SA	1,202	364,776
	Wavestone	2,899	152,177

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Xilam Animation SA	769	$29,250
TOTAL FRANCE			12,671,568
GERMANY — (5.9%)
	7C Solarparken AG	5,988	28,574
	Adesso SE	769	121,646
*	ADVA Optical Networking SE	2,577	63,037
	AIXTRON SE	17,194	512,304
	All for One Group SE	628	29,926
#	Allgeier SE	2,087	66,990
	Amadeus Fire AG	1,636	227,885
	Atoss Software AG	1,545	273,355
	Basler AG	3,780	139,920
	Bechtle AG	22,343	941,551
Ω	Befesa SA	6,683	383,345
	CENIT AG	2,561	34,138
	Cewe Stiftung & Co. KGAA	1,649	163,444
	CompuGroup Medical SE & Co. KgaA	9,209	431,600
*	CTS Eventim AG & Co. KGaA	16,943	1,189,343
	Dermapharm Holding SE	5,650	234,526
	Duerr AG	6,729	256,738
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,652	270,693
	EDAG Engineering Group AG	1,049	11,648
	Elmos Semiconductor SE	2,343	159,177
	Encavis AG	31,498	610,288
	Energiekontor AG	2,482	212,950
	Fabasoft AG	987	22,527
	Fielmann AG	8,389	316,183
	Fuchs Petrolub SE	8,275	273,864
	GEA Group AG	18,828	849,518
	GFT Technologies SE	6,693	279,456
*	GK Software SE	303	46,848
	Hawesko Holding SE	669	30,124
*	HelloFresh SE	28,287	687,693
	Hensoldt AG	11,177	324,057
	Hochtief AG	7,085	449,179
	HUGO BOSS AG	16,811	1,141,638
*	Hypoport SE	626	85,284
	IVU Traffic Technologies AG	3,749	71,397
	Knaus Tabbert AG	265	11,395
	Kontron AG	14,372	292,051
	Krones AG	3,491	407,621
*	MAX Automation SE	399	2,145
#*	Nagarro SE	2,666	365,224
	Nemetschek SE	9,066	484,708
	New Work SE	795	145,800
	Nexus AG	4,574	256,449
	OHB SE	1,950	69,205
	Pfeiffer Vacuum Technology AG	1,150	209,984
	PSI Software AG	2,438	65,929
*	PVA TePla AG	5,656	134,917
	Rational AG	659	433,479
#	Secunet Security Networks AG	437	103,654
	Sixt SE	3,374	419,492
	Stabilus SE	6,670	460,065
	Stemmer Imaging AG	250	9,677
	STRATEC SE	2,416	220,074
	Stroeer SE & Co. KGaA	9,841	539,591
*Ω	TeamViewer AG	40,383	568,872

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	va-Q-tec AG	1,882	$50,891
#	Varta AG	6,454	196,483
	VERBIO Vereinigte BioEnergie AG	6,441	406,042
	Washtec AG	3,729	140,111
TOTAL GERMANY			16,934,705
HONG KONG — (2.3%)
	ASMPT Ltd.	93,600	773,101
	Best Mart 360 Holdings Ltd.	42,000	11,580
*††	Brightoil Petroleum Holdings Ltd.	408,000	0
	Cafe de Coral Holdings Ltd.	104,000	182,067
*	Central Holding Group Co. Ltd.	17,000	37,285
	CITIC Telecom International Holdings Ltd.	168,000	59,844
*	C-Mer Eye Care Holdings Ltd.	182,000	113,952
	Convenience Retail Asia Ltd.	132,000	14,295
*	Cowell e Holdings, Inc.	88,000	172,942
	EC Healthcare	116,000	139,210
	EuroEyes International Eye Clinic Ltd., Class C	18,000	12,932
	Fairwood Holdings Ltd.	25,500	42,646
*Ω	Fosun Tourism Group	31,400	45,296
*Ω	Frontage Holdings Corp.	186,000	66,119
	FSE Lifestyle Services Ltd.	41,000	29,100
	Giordano International Ltd.	62,000	16,286
*	Gold Fin Holdings	214,000	0
	HKBN Ltd.	195,500	137,593
	Hong Kong Technology Venture Co. Ltd.	166,000	118,692
*	Hypebeast Ltd.	147,500	6,878
	International Housewares Retail Co. Ltd.	145,000	53,069
	Karrie International Holdings Ltd.	190,000	34,911
	Kerry Logistics Network Ltd.	75,500	147,434
	L'Occitane International SA	107,250	298,398
	Luk Fook Holdings International Ltd.	10,000	34,680
	Man Wah Holdings Ltd.	447,600	517,489
	MECOM Power & Construction Ltd.	393,998	94,197
*††	MH Development NPV	80,000	0
*	NagaCorp Ltd.	321,221	293,646
	Nissin Foods Co. Ltd.	55,000	47,538
	Pacific Basin Shipping Ltd.	1,177,000	415,351
	Pacific Textiles Holdings Ltd.	229,000	82,440
	PCCW Ltd.	876,687	430,772
	Pentamaster International Ltd.	114,000	11,655
#	Perfect Medical Health Management Ltd.	132,000	77,478
	Plover Bay Technologies Ltd.	128,000	39,647
Ω	Regina Miracle International Holdings Ltd.	68,000	28,576
*Ω	Samsonite International SA	322,200	959,829
	SmarTone Telecommunications Holdings Ltd.	20,000	13,460
	Solomon Systech International Ltd.	430,000	33,531
*	Space Group Holdings Ltd.	70,000	30,739
	SUNeVision Holdings Ltd.	211,000	122,358
*	Theme International Holdings Ltd.	560,000	73,007
	Tradelink Electronic Commerce Ltd.	178,000	20,474
	Vitasoy International Holdings Ltd.	166,000	352,657
	VSTECS Holdings Ltd.	184,000	115,125
	VTech Holdings Ltd.	48,100	317,979
*	Welife Technology Ltd.	100,000	8,422
*	Zhaobangji Properties Holdings Ltd.	560,000	33,628
TOTAL HONG KONG			6,668,308

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.3%)
	Glanbia PLC	47,771	$582,946
	Irish Continental Group PLC	40,436	189,739
TOTAL IRELAND			772,685
ISRAEL — (1.1%)
#	Aura Investments Ltd.	30,519	52,364
	Automatic Bank Services Ltd.	5,059	21,228
*	Camtek Ltd.	4,755	125,433
	Danel Adir Yeoshua Ltd.	1,487	114,340
	Delek Automotive Systems Ltd.	14,491	178,962
	Delta Galil Ltd.	272	10,722
#	Delta Israel Brands Ltd.	658	7,445
	Electra Consumer Products 1970 Ltd.	2,581	76,175
	FMS Enterprises Migun Ltd.	369	11,870
	Formula Systems 1985 Ltd.	2,161	171,652
	Formula Systems 1985 Ltd., Sponsored ADR	300	23,637
	Fox Wizel Ltd.	2,273	205,579
	Globrands Ltd.	90	10,250
	Hamat Group Ltd.	3,892	25,755
	Hilan Ltd.	4,043	196,999
#	Hiper Global Ltd.	2,782	11,327
	Inrom Construction Industries Ltd.	23,203	90,820
	Magic Software Enterprises Ltd.	14,400	234,144
	Malam - Team Ltd.	2,020	42,899
	Matrix IT Ltd.	11,596	245,487
#	Max Stock Ltd.	16,993	32,099
	Maytronics Ltd.	7,089	86,413
*	Neto ME Holdings Ltd.	595	15,207
	Novolog Ltd.	80,470	53,722
	One Software Technologies Ltd.	9,774	123,169
*	Partner Communications Co. Ltd.	32,491	233,634
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	168,490
	Retailors Ltd.	2,972	55,195
	Scope Metals Group Ltd.	1,937	72,030
	Tadiran Group Ltd.	920	92,933
	Telsys Ltd.	558	29,586
	Tiv Taam Holdings 1 Ltd.	18,868	33,541
	Veridis Environment Ltd.	2,554	20,325
	Victory Supermarket Chain Ltd.	841	9,372
#	YH Dimri Construction & Development Ltd.	1,920	124,146
TOTAL ISRAEL			3,006,950
ITALY — (3.9%)
	ACEA SpA	12,129	185,931
	Amplifon SpA	15,874	438,333
	Aquafil SpA	12,808	84,953
	Ariston Holding NV	11,256	116,694
	Arnoldo Mondadori Editore SpA	50,889	106,382
*	Autogrill SpA	20,148	147,021
	Azimut Holding SpA	38,489	960,904
	Banca Generali SpA	20,762	765,941
	Banca Mediolanum SpA	73,081	699,196
	BasicNet SpA	6,975	41,897
Ω	BFF Bank SpA	27,311	252,576
	Biesse SpA	1,586	25,567
	Brembo SpA	35,172	474,826
	Brunello Cucinelli SpA	11,735	977,414
Ω	Carel Industries SpA	8,491	210,025

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Digital Bros SpA	2,337	$55,286
Ω	doValue SpA	17,634	143,648
	El.En. SpA	3,951	61,635
Ω	Enav SpA	13,165	60,611
	Gefran SpA	807	8,527
	GPI SpA	2,429	37,596
	Gruppo MutuiOnline SpA	8,347	266,013
	Hera SpA	197,213	566,517
	Interpump Group SpA	11,845	617,716
	LU-VE SpA	2,501	72,783
	Maire Tecnimont SpA	52,339	201,718
*	Newlat Food SpA	3,674	19,080
	Orsero SpA	1,544	25,635
	Pharmanutra SpA	1,151	73,807
	Piaggio & C SpA	40,596	153,359
Ω	Piovan SpA	1,843	19,911
Ω	RAI Way SpA	34,041	194,419
	Reply SpA	7,137	926,434
	Sabaf SpA	3,635	69,982
#	Salvatore Ferragamo SpA	20,439	405,621
	Sanlorenzo SpA/Ameglia	1,795	78,803
*	Saras SpA	62,895	109,043
	Sesa SpA	2,243	305,219
	SOL SpA	12,905	284,759
Ω	Technogym SpA	40,447	358,762
	Tinexta SpA	5,713	155,396
#Ω	Unieuro SpA	6,302	77,390
	Zignago Vetro SpA	7,560	129,043
TOTAL ITALY			10,966,373
JAPAN — (23.3%)
	&Do Holdings Co. Ltd.	3,700	23,823
	Adastria Co. Ltd.	6,700	113,073
	ADEKA Corp.	16,800	284,277
	Ad-sol Nissin Corp.	1,300	13,778
#	Adtec Plasma Technology Co. Ltd.	2,500	30,090
	Advance Create Co. Ltd.	3,800	33,064
#	Adventure, Inc.	800	64,180
	Aeon Delight Co. Ltd.	6,100	144,809
#	Aeon Fantasy Co. Ltd.	2,900	69,640
#	Aeon Hokkaido Corp.	7,200	50,533
	Aeon Kyushu Co. Ltd.	1,200	21,898
	Ai Holdings Corp.	10,100	170,622
	Aica Kogyo Co. Ltd.	13,800	333,726
	Ain Holdings, Inc.	9,500	410,773
#	Airtrip Corp.	3,700	75,910
	AIT Corp.	2,500	28,941
#	Alleanza Holdings Co. Ltd.	4,600	36,861
*	Allied Architects, Inc.	2,600	26,380
*	AlphaPolis Co. Ltd.	500	9,027
	Altech Corp.	4,470	76,836
	Amano Corp.	14,300	261,633
	Amvis Holdings, Inc.	7,400	198,128
	Anest Iwata Corp.	3,100	20,844
	Anicom Holdings, Inc.	20,000	95,075
	Anritsu Corp.	40,700	389,882
	Aoyama Zaisan Networks Co. Ltd.	6,400	56,524
	Apaman Co. Ltd.	3,000	10,755
#	Arcland Service Holdings Co. Ltd.	5,300	88,083

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arealink Co. Ltd.	2,200	$31,609
	Argo Graphics, Inc.	4,200	131,340
	ARTERIA Networks Corp.	7,500	72,467
	Artiza Networks, Inc.	3,700	27,202
#*	Aruhi Corp.	4,130	32,811
	As One Corp.	9,100	407,910
	Asahi Co. Ltd.	3,700	39,132
	Asahi Holdings, Inc.	21,600	339,840
	Asahi Net, Inc.	7,000	32,240
	Asante, Inc.	1,900	23,993
	Asanuma Corp.	3,700	92,705
	ASKUL Corp.	13,500	178,449
#	Atled Corp.	600	6,988
*	Atrae, Inc.	4,100	39,932
	Aucnet, Inc.	4,600	66,897
	Avant Group Corp.	7,100	79,062
	Axial Retailing, Inc.	3,900	105,738
*	Axxzia, Inc.	2,800	28,519
	AZ-COM MARUWA Holdings, Inc.	12,100	152,723
#	Baroque Japan Ltd.	3,100	20,195
	Base Co. Ltd.	1,600	55,744
	Beauty Garage, Inc.	1,300	36,559
	Belc Co. Ltd.	3,000	129,261
	Bell System24 Holdings, Inc.	12,200	140,437
	Benesse Holdings, Inc.	21,000	321,207
#*	Bengo4.com, Inc.	2,600	54,112
#	Bic Camera, Inc.	29,000	273,880
	BML, Inc.	8,600	213,850
#	Bookoff Group Holdings Ltd.	1,200	11,823
	Bourbon Corp.	2,400	39,017
	BP Castrol KK	2,300	15,683
#	Br Holdings Corp.	17,300	45,318
*	BrainPad, Inc.	7,500	42,410
#	Broadmedia Corp.	2,530	20,181
	Bushiroad, Inc.	3,200	16,762
	Business Brain Showa-Ota, Inc.	2,200	33,498
	Business Engineering Corp.	1,400	27,138
	BuySell Technologies Co. Ltd.	500	23,382
#	C Uyemura & Co. Ltd.	2,300	117,447
	Can Do Co. Ltd.	270	4,732
	Careerlink Co. Ltd.	2,200	44,553
#	Carenet, Inc.	5,100	42,552
	Carta Holdings, Inc.	1,500	19,442
#	Casa, Inc.	2,300	14,585
#*	CellSource Co. Ltd.	2,300	64,901
#	Celsys, Inc.	13,300	74,321
	Central Automotive Products Ltd.	3,300	61,622
	Central Security Patrols Co. Ltd.	2,600	52,549
#	Ceres, Inc.	3,000	24,072
	Change, Inc.	7,500	139,181
	Charm Care Corp. KK	5,300	47,687
	CKD Corp.	20,200	312,841
	CMIC Holdings Co. Ltd.	3,100	41,998
	Colowide Co. Ltd.	22,300	315,895
	Como Co. Ltd.	1,000	21,081
#	Computer Engineering & Consulting Ltd.	6,700	78,074
	Comture Corp.	7,600	146,129
	CONEXIO Corp.	4,800	70,654
	Core Corp.	2,800	32,788

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cota Co. Ltd.	5,066	$67,028
	Create Restaurants Holdings, Inc.	38,100	290,986
	Create SD Holdings Co. Ltd.	8,100	220,399
	Creek & River Co. Ltd.	3,700	62,420
	Cresco Ltd.	4,500	63,426
*	CrowdWorks, Inc.	200	2,478
	CTS Co. Ltd.	8,600	53,403
	Cube System, Inc.	1,300	11,009
	Curves Holdings Co. Ltd.	16,500	105,489
	Cybozu, Inc.	9,500	192,724
	Daicel Corp.	35,900	264,880
	Daihen Corp.	5,700	185,995
	Dai-Ichi Cutter Kogyo KK	2,000	15,871
	Daiichikosho Co. Ltd.	3,100	96,389
	Daiken Medical Co. Ltd.	3,200	11,388
#	Daiki Axis Co. Ltd.	2,500	13,290
#	Daikokutenbussan Co. Ltd.	2,100	87,952
	Daiseki Co. Ltd.	14,360	483,915
	Daitron Co. Ltd.	600	11,272
	Daiwabo Holdings Co. Ltd.	32,200	487,376
	Dear Life Co. Ltd.	10,300	49,624
#	Densan System Holdings Co. Ltd.	2,400	40,141
	Dexerials Corp.	15,700	335,601
	Digital Arts, Inc.	3,900	174,202
	Digital Garage, Inc.	10,200	364,572
	Digital Hearts Holdings Co. Ltd.	4,700	69,662
	Digital Information Technologies Corp.	4,200	58,964
	Dip Corp.	11,000	326,485
	Direct Marketing MiX, Inc.	5,300	67,405
	DMG Mori Co. Ltd.	42,200	644,572
	Double Standard, Inc.	1,200	20,402
#	Drecom Co. Ltd.	6,600	40,373
	DTS Corp.	13,600	333,555
	EAT & Holdings Co. Ltd.	1,200	21,717
	Ebara Jitsugyo Co. Ltd.	3,600	70,356
	Ebase Co. Ltd.	8,200	35,730
	Eco's Co. Ltd.	2,700	38,953
	eGuarantee, Inc.	10,500	195,881
	E-Guardian, Inc.	4,100	86,361
	Eiken Chemical Co. Ltd.	9,600	117,556
	Elan Corp.	10,000	77,594
	Elecom Co. Ltd.	16,700	175,297
	Elematec Corp.	1,800	22,825
	EM Systems Co. Ltd.	9,000	65,345
	en Japan, Inc.	11,000	209,427
	Enigmo, Inc.	10,300	49,170
	Entrust, Inc.	4,400	31,116
	Envipro Holdings, Inc.	6,000	35,290
	ES-Con Japan Ltd.	6,900	44,603
	F&M Co. Ltd.	1,900	36,673
	FAN Communications, Inc.	8,800	27,953
*	FDK Corp.	5,900	42,139
	Fibergate, Inc.	4,000	28,213
	Financial Partners Group Co. Ltd.	19,700	161,269
	FINDEX, Inc.	6,200	24,920
	Fixstars Corp.	4,000	40,437
	Focus Systems Corp.	1,600	13,133
	Forum Engineering, Inc.	2,900	19,573
	Forval Corp.	1,800	14,981

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FP Corp.	11,000	$298,922
	France Bed Holdings Co. Ltd.	4,900	36,851
*	FreakOut Holdings, Inc.	1,600	17,868
	Freebit Co. Ltd.	4,100	35,419
#	Fronteo, Inc.	10,200	70,591
	FTGroup Co. Ltd.	2,600	22,733
	Fuji Corp.	16,900	258,743
	Fuji Kyuko Co. Ltd.	6,700	235,375
	Fuji Soft, Inc.	3,600	214,875
	Fujibo Holdings, Inc.	3,400	84,780
	Fujikura Ltd.	55,700	423,396
	Fujimi, Inc.	3,500	177,502
	Fujiya Co. Ltd.	1,200	23,453
	Fukuda Denshi Co. Ltd.	5,200	181,216
	Fukui Computer Holdings, Inc.	3,200	73,795
	Fukushima Galilei Co. Ltd.	3,200	108,623
	FULLCAST Holdings Co. Ltd.	7,500	162,904
	Funai Soken Holdings, Inc.	10,630	230,061
	Furukawa Battery Co. Ltd.	4,900	40,566
	Furuya Metal Co. Ltd.	1,700	127,750
	Furyu Corp.	4,600	41,052
	Fuso Chemical Co. Ltd.	5,600	159,113
	Future Corp.	17,200	223,975
	G-7 Holdings, Inc.	8,600	106,478
	Gakkyusha Co. Ltd.	1,800	28,011
#	Gakujo Co. Ltd.	1,800	19,417
	Genki Sushi Co. Ltd.	2,300	53,134
	Genky DrugStores Co. Ltd.	2,200	63,393
	Geo Holdings Corp.	5,100	74,503
	Gift Holdings, Inc.	1,200	38,790
	Giken Ltd.	4,400	100,176
	GL Sciences, Inc.	1,600	29,139
	GLOBERIDE, Inc.	6,500	133,269
	GMO Financial Gate, Inc.	1,000	64,024
#	GMO Financial Holdings, Inc.	10,300	43,808
#	GMO GlobalSign Holdings KK	1,400	46,663
	GMO internet group, Inc.	600	11,808
	Golf Digest Online, Inc.	4,300	50,028
	Good Com Asset Co. Ltd.	4,900	29,811
	gremz, Inc.	3,600	56,007
*	GungHo Online Entertainment, Inc.	19,000	316,643
	H.U. Group Holdings, Inc.	12,600	267,435
	Hakudo Co. Ltd.	1,800	35,969
	Hakuto Co. Ltd.	2,500	87,513
	Halows Co. Ltd.	3,400	83,283
#	Hamee Corp.	2,700	15,665
	Happinet Corp.	4,200	65,657
	Hard Off Corp. Co. Ltd.	3,700	36,820
	Hazama Ando Corp.	51,200	339,683
#*	Hennge KK	5,800	46,035
	Himacs Ltd.	720	8,111
	Hioki EE Corp.	3,300	188,684
	Hirose Tusyo, Inc.	400	7,804
	Hitachi Zosen Corp.	42,700	282,748
	Hito Communications Holdings, Inc.	3,100	38,862
	Honeys Holdings Co. Ltd.	2,000	22,577
	Horiba Ltd.	7,400	340,790
	Hotland Co. Ltd.	3,900	42,284
	IBJ, Inc.	7,600	58,748

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ichibanya Co. Ltd.	3,164	$115,126
	ID Holdings Corp.	3,150	23,747
	Idec Corp.	7,900	188,113
	IDOM, Inc.	25,300	163,071
	Ihara Science Corp.	1,700	30,149
	I'll, Inc.	3,200	47,483
	Imagica Group, Inc.	3,500	18,188
	i-mobile Co. Ltd.	2,800	27,096
	Impact HD, Inc.	1,500	52,166
	Imuraya Group Co. Ltd.	2,200	37,958
*	I-NE Co. Ltd.	1,800	43,746
	I-Net Corp.	3,440	34,745
	Infocom Corp.	7,700	129,796
	Infomart Corp.	57,700	186,663
	Information Services International-Dentsu Ltd.	8,200	271,652
	Insource Co. Ltd.	16,000	180,008
	Intage Holdings, Inc.	11,300	136,180
	Intelligent Wave, Inc.	3,700	22,516
	Inter Action Corp.	2,500	28,223
	Inui Global Logistics Co. Ltd.	4,300	66,257
	IPS, Inc.	2,400	52,840
	IR Japan Holdings Ltd.	2,900	40,881
	Iriso Electronics Co. Ltd.	5,400	181,213
	I'rom Group Co. Ltd.	2,300	43,180
	ISB Corp.	3,900	35,874
*	ITbook Holdings Co. Ltd.	2,800	8,390
	Itfor, Inc.	9,100	60,657
	ITmedia, Inc.	4,100	49,435
	JAC Recruitment Co. Ltd.	5,800	105,411
	Japan Aviation Electronics Industry Ltd.	9,300	159,772
	Japan Best Rescue System Co. Ltd.	6,600	41,700
*	Japan Communications, Inc.	29,300	49,733
	Japan Elevator Service Holdings Co. Ltd.	18,500	261,167
*	Japan Hospice Holdings, Inc.	1,700	31,357
	Japan Lifeline Co. Ltd.	18,600	136,703
	Japan Material Co. Ltd.	22,000	412,622
	Japan Medical Dynamic Marketing, Inc.	5,100	34,081
	Japan Property Management Center Co. Ltd.	3,500	27,080
	Japan System Techniques Co. Ltd.	2,200	30,098
	JBCC Holdings, Inc.	5,400	77,975
	JCR Pharmaceuticals Co. Ltd.	18,200	224,559
	JCU Corp.	7,000	173,576
	Jeol Ltd.	10,800	317,131
	JFE Systems, Inc.	800	15,594
*	JIG-SAW, Inc.	1,700	62,495
	JINS Holdings, Inc.	4,000	120,461
	JINUSHI Co. Ltd.	3,400	48,592
	J-Lease Co. Ltd.	2,700	54,246
	JM Holdings Co. Ltd.	3,700	52,091
	JP-Holdings, Inc.	20,500	53,740
	J-Stream, Inc.	3,400	14,869
	Justsystems Corp.	10,400	259,009
	Kagome Co. Ltd.	500	12,212
	Kaken Pharmaceutical Co. Ltd.	5,300	153,837
	Kakiyasu Honten Co. Ltd.	3,000	46,581
*	Kamakura Shinsho Ltd.	10,700	88,050
	Kameda Seika Co. Ltd.	4,200	142,050
	Kanamic Network Co. Ltd.	5,200	23,002
	Kanematsu Electronics Ltd.	4,000	191,029

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanto Denka Kogyo Co. Ltd.	11,100	$86,169
	Katitas Co. Ltd.	14,800	362,903
	KeePer Technical Laboratory Co. Ltd.	6,200	159,706
	KEIWA, Inc.	4,000	49,240
	KFC Holdings Japan Ltd.	4,400	94,710
	KH Neochem Co. Ltd.	12,400	264,297
	Kibun Foods, Inc.	1,400	10,260
	Kimura Chemical Plants Co. Ltd.	3,100	17,111
*	Kintetsu Department Store Co. Ltd.	2,000	39,588
	Ki-Star Real Estate Co. Ltd.	2,900	110,322
#	Kitanotatsujin Corp.	28,300	72,267
	Koa Corp.	2,400	34,982
	Koa Shoji Holdings Co. Ltd.	2,000	10,112
	Kohoku Kogyo Co. Ltd.	400	20,000
	KOMEDA Holdings Co. Ltd.	14,600	271,463
	Komehyo Holdings Co. Ltd.	2,300	46,459
	Konoshima Chemical Co. Ltd.	2,200	29,780
	Kosaido Holdings Co. Ltd.	4,500	66,655
	Koshidaka Holdings Co. Ltd.	8,900	64,443
	Kotobuki Spirits Co. Ltd.	4,500	295,577
	Kotobukiya Co. Ltd.	500	50,977
	Kozo Keikaku Engineering, Inc.	1,500	33,088
	Kufu Co., Inc.	2,900	11,960
	Kusuri no Aoki Holdings Co. Ltd.	5,300	298,624
	Kyoden Co. Ltd.	6,600	25,535
	Kyoritsu Maintenance Co. Ltd.	8,800	401,931
	LAC Co. Ltd.	3,800	23,647
*	Leopalace21 Corp.	48,000	119,132
	Life Corp.	5,400	117,800
	LIKE, Inc.	1,800	29,812
	Linical Co. Ltd.	4,800	26,691
	Link & Motivation, Inc.	13,500	68,557
	LITALICO, Inc.	6,400	130,655
*	Locondo, Inc.	3,000	23,603
*	LTS, Inc.	400	8,709
*	M&A Capital Partners Co. Ltd.	5,300	179,511
	Macnica Holdings, Inc.	9,900	263,109
	Macromill, Inc.	9,000	79,437
	Maeda Kosen Co. Ltd.	6,400	165,620
#	Management Solutions Co. Ltd.	4,400	119,530
	Mani, Inc.	22,800	333,496
	MarkLines Co. Ltd.	4,100	84,569
#	Marumae Co. Ltd.	3,200	41,956
	Maruwa Co. Ltd.	3,300	421,837
	Marvelous, Inc.	12,200	65,366
	Matsui Securities Co. Ltd.	39,400	235,936
	Maxvalu Tokai Co. Ltd.	500	10,844
	MCJ Co. Ltd.	23,300	181,232
	MEC Co. Ltd.	6,600	127,576
	Media Do Co. Ltd.	2,200	29,399
	Medical Data Vision Co. Ltd.	10,100	76,407
	Medius Holdings Co. Ltd.	2,700	15,532
#*	MedPeer, Inc.	5,600	62,709
	Meidensha Corp.	4,200	62,393
	Meiho Facility Works Ltd.	3,100	17,146
	Meiko Electronics Co. Ltd.	8,100	181,579
	Meitec Corp.	24,000	451,481
	Melco Holdings, Inc.	1,500	38,713
	Members Co. Ltd.	3,200	47,812

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Menicon Co. Ltd.	18,200	$402,164
#*	MetaReal Corp.	1,300	11,937
	METAWATER Co. Ltd.	5,600	73,915
	Micronics Japan Co. Ltd.	9,600	102,976
	Midac Holdings Co. Ltd.	2,400	52,447
	Milbon Co. Ltd.	8,960	394,041
	Mimasu Semiconductor Industry Co. Ltd.	4,200	83,306
#	Minkabu The Infonoid, Inc.	3,900	69,519
	Miroku Jyoho Service Co. Ltd.	6,000	75,199
	Mitani Corp.	7,600	79,222
	Mitani Sekisan Co. Ltd.	2,300	75,148
	Mitsubishi Logisnext Co. Ltd.	8,200	45,728
	Mitsubishi Research Institute, Inc.	2,000	77,817
#	Mitsui High-Tec, Inc.	5,500	290,029
#	Mitsui Matsushima Holdings Co. Ltd.	2,100	51,941
	Mizuho Medy Co. Ltd.	1,000	24,864
	Monogatari Corp.	3,300	165,347
	Morinaga & Co. Ltd.	9,800	290,578
	Morinaga Milk Industry Co. Ltd.	9,300	344,032
	Morningstar Japan KK	12,700	45,453
	Morozoff Ltd.	900	23,356
#	Mortgage Service Japan Ltd.	2,200	15,105
	m-up Holdings, Inc.	11,300	108,137
	Musashi Seimitsu Industry Co. Ltd.	2,800	38,588
#	NAC Co. Ltd.	2,300	16,994
	Nagatanien Holdings Co. Ltd.	2,700	42,311
	Nagawa Co. Ltd.	1,900	116,821
	Naigai Trans Line Ltd.	2,600	43,544
	Nakanishi, Inc.	20,600	437,041
	Natori Co. Ltd.	2,300	36,712
	NEC Networks & System Integration Corp.	16,300	217,677
	NET One Systems Co. Ltd.	23,900	647,689
	New Art Holdings Co. Ltd.	3,290	40,498
	Nextage Co. Ltd.	13,500	303,657
*	NexTone, Inc.	1,900	68,070
	Nichias Corp.	15,900	307,802
	Nichicon Corp.	7,400	72,695
	Nihon Dempa Kogyo Co. Ltd.	4,200	49,518
	Nihon Kohden Corp.	14,200	373,048
#	Niitaka Co. Ltd.	500	7,776
	Nippon Air Conditioning Services Co. Ltd.	6,700	36,404
	Nippon Aqua Co. Ltd.	3,900	28,565
	Nippon Computer Dynamics Co. Ltd.	1,900	10,099
	Nippon Concept Corp.	1,800	21,849
	Nippon Gas Co. Ltd.	41,600	663,991
	Nippon Kanzai Co. Ltd.	1,300	25,602
	Nippon Kodoshi Corp.	3,000	44,852
	Nippon Parking Development Co. Ltd.	74,700	148,664
	Nippon Pillar Packing Co. Ltd.	7,600	184,802
	Nishimatsu Construction Co. Ltd.	9,000	281,145
#	Nishimatsuya Chain Co. Ltd.	12,300	146,061
	Nissei ASB Machine Co. Ltd.	2,700	93,722
	Nissin Electric Co. Ltd.	10,600	109,902
	Nisso Corp.	8,200	37,437
	Nittoc Construction Co. Ltd.	4,800	34,153
	Noevir Holdings Co. Ltd.	4,800	211,367
	Nojima Corp.	14,200	152,435
	Nomura Co. Ltd.	14,500	104,329
	Nomura Micro Science Co. Ltd.	2,500	91,427

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	NS Tool Co. Ltd.	4,400	$36,312
	NSD Co. Ltd.	19,600	352,131
	NSW, Inc.	2,200	34,977
	Oat Agrio Co. Ltd.	1,200	13,912
#	Ohba Co. Ltd.	2,300	12,857
	Ohsho Food Service Corp.	4,000	186,935
#*	Oisix ra daichi, Inc.	7,800	131,630
	Okamoto Machine Tool Works Ltd.	1,200	43,222
	Okinawa Cellular Telephone Co.	9,200	222,595
	Optex Group Co. Ltd.	10,620	174,109
*	Optim Corp.	4,900	43,213
	Optorun Co. Ltd.	9,400	185,495
	Orchestra Holdings, Inc.	700	10,870
	Organo Corp.	6,200	157,600
	Oricon, Inc.	2,200	15,081
	Orient Corp.	14,130	129,105
	Oro Co. Ltd.	2,900	42,763
	Osaka Organic Chemical Industry Ltd.	3,900	64,352
	Osaka Soda Co. Ltd.	3,300	107,858
	OSG Corp.	21,200	332,732
	Outsourcing, Inc.	33,000	256,450
	PAL GROUP Holdings Co. Ltd.	5,400	115,809
	Paramount Bed Holdings Co. Ltd.	10,000	192,063
	Pasona Group, Inc.	7,000	112,942
	PCI Holdings, Inc.	2,900	23,095
*	PeptiDream, Inc.	17,900	279,480
*	PIA Corp.	800	20,658
	Pigeon Corp.	35,300	561,018
	Pilot Corp.	7,400	264,122
	Plus Alpha Consulting Co. Ltd.	1,100	23,842
	Pole To Win Holdings, Inc.	9,500	63,993
	Poppins Corp.	800	12,412
*	PR Times, Inc.	1,700	23,977
	Premium Group Co. Ltd.	10,200	125,882
	Premium Water Holdings, Inc.	800	14,788
	Prestige International, Inc.	32,400	180,740
	Prima Meat Packers Ltd.	6,700	113,660
	Pronexus, Inc.	3,800	28,511
	Pro-Ship, Inc.	2,600	29,967
	Proto Corp.	7,500	73,466
	QB Net Holdings Co. Ltd.	3,900	44,818
	Qol Holdings Co. Ltd.	5,000	45,195
	Quick Co. Ltd.	3,900	61,225
#	Raccoon Holdings, Inc.	5,900	53,699
	Raito Kogyo Co. Ltd.	13,600	201,834
	Rakus Co. Ltd.	6,800	93,191
*	RaQualia Pharma, Inc.	4,100	32,211
	Relia, Inc.	11,200	126,313
	Relo Group, Inc.	5,800	98,289
#*	Remixpoint, Inc.	12,000	26,009
	Renaissance, Inc.	1,700	12,016
*	RENOVA, Inc.	11,600	201,895
	Resol Holdings Co. Ltd.	400	14,698
	Resorttrust, Inc.	25,100	458,644
	Ride On Express Holdings Co. Ltd.	2,800	23,264
	Riken Keiki Co. Ltd.	2,900	103,448
	Riso Kyoiku Co. Ltd.	32,700	91,895
#	River Eletec Corp.	1,700	10,001
#	Rokko Butter Co. Ltd.	2,400	24,416

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Roland Corp.	4,300	$128,388
	Roland DG Corp.	2,500	55,952
	Rorze Corp.	3,901	299,860
	Round One Corp.	57,700	212,601
	RS Technologies Co. Ltd.	4,000	121,557
	Saison Information Systems Co. Ltd.	1,200	17,412
	Sakai Moving Service Co. Ltd.	3,400	117,575
	Sakura Internet, Inc.	8,700	34,114
	Samco, Inc.	900	24,944
	Sangetsu Corp.	8,500	149,371
	Sanken Electric Co. Ltd.	5,800	329,370
	Sankyo Frontier Co. Ltd.	1,500	39,433
	Sankyu, Inc.	8,100	318,263
	Sanshin Electronics Co. Ltd.	800	15,567
	Santec Corp.	900	21,441
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	2,300	21,223
	Sapporo Holdings Ltd.	9,400	229,558
	Sato Foods Co. Ltd.	600	22,625
	SB Technology Corp.	3,600	54,399
	SBS Holdings, Inc.	5,900	134,725
#	Seed Co. Ltd.	3,000	11,933
	Seiko Electric Co. Ltd.	1,700	12,738
	Seiko Group Corp.	1,500	33,865
	Seiren Co. Ltd.	12,200	224,060
	SEMITEC Corp.	600	41,540
	Senko Group Holdings Co. Ltd.	21,600	167,073
	Senshu Electric Co. Ltd.	2,800	74,628
	Seria Co. Ltd.	14,476	318,112
#	Shibaura Electronics Co. Ltd.	2,200	88,228
	Shibaura Mechatronics Corp.	1,500	126,163
	Shidax Corp.	10,000	50,492
	Shin Maint Holdings Co. Ltd.	2,600	29,112
	Shin Nippon Biomedical Laboratories Ltd.	9,100	163,822
	Shinnihonseiyaku Co. Ltd.	4,000	44,908
	Ship Healthcare Holdings, Inc.	19,500	378,636
	SHL-Japan Ltd.	200	4,132
	Shoei Co. Ltd.	7,700	296,493
	Shoei Foods Corp.	3,300	105,494
	SIGMAXYZ Holdings, Inc.	9,800	104,316
	Simplex Holdings, Inc.	1,900	33,377
	SMS Co. Ltd.	19,900	523,460
#	Snow Peak, Inc.	10,800	179,400
	Softcreate Holdings Corp.	2,500	63,661
	Software Service, Inc.	800	54,252
	Solasto Corp.	14,600	76,918
	Soliton Systems KK	3,900	34,521
	Sparx Group Co. Ltd.	7,020	98,279
	S-Pool, Inc.	20,000	119,477
	Sprix, Inc.	1,600	11,057
	SRA Holdings	3,100	74,519
	Star Mica Holdings Co. Ltd.	6,200	32,269
	Star Micronics Co. Ltd.	5,000	65,235
	Starts Corp., Inc.	7,800	155,107
	St-Care Holding Corp.	4,300	27,441
	Step Co. Ltd.	1,600	22,233
	STI Foods Holdings, Inc.	800	17,957
	Strike Co. Ltd.	3,100	100,440
#	Studio Alice Co. Ltd.	3,200	52,593
	Suzuden Corp.	700	13,244

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	SymBio Pharmaceuticals Ltd.	4,600	$22,523
	System D, Inc.	800	8,346
	System Information Co. Ltd.	5,300	34,553
	System Research Co. Ltd.	1,000	16,956
	System Support, Inc.	1,700	21,261
	Systems Engineering Consultants Co. Ltd.	600	15,631
	Systena Corp.	78,000	250,395
	Syuppin Co. Ltd.	8,200	69,380
	Taiyo Holdings Co. Ltd.	10,500	193,701
	Takara & Co. Ltd.	1,500	24,525
	Takara Bio, Inc.	15,200	201,219
	Takara Holdings, Inc.	37,000	300,667
*	Take & Give Needs Co. Ltd.	1,800	17,888
	Takeuchi Manufacturing Co. Ltd.	11,300	250,097
	Tama Home Co. Ltd.	6,500	159,555
	Tamron Co. Ltd.	5,400	130,908
	Tay Two Co. Ltd.	17,700	19,382
	Tazmo Co. Ltd.	4,100	60,135
	TDC Soft, Inc.	5,100	63,221
	TechMatrix Corp.	11,600	158,803
	Tecnos Japan, Inc.	3,800	14,204
	Temairazu, Inc.	700	27,745
	Tenpos Holdings Co. Ltd.	1,600	30,161
	Tess Holdings Co. Ltd.	3,500	32,002
	T-Gaia Corp.	6,600	84,316
	TKC Corp.	8,200	233,652
	Tocalo Co. Ltd.	23,500	225,117
*	Toda Kogyo Corp.	600	11,895
	Toho System Science Co. Ltd.	1,600	12,597
#	Toho Titanium Co. Ltd.	10,500	195,959
	TOKAI Holdings Corp.	29,500	196,783
#*	Tokyo Base Co. Ltd.	6,300	19,659
	Tokyo Electron Device Ltd.	2,300	135,093
	Tokyo Individualized Educational Institute, Inc.	9,500	39,701
	Tokyo Ohka Kogyo Co. Ltd.	7,200	354,863
	Tokyo Seimitsu Co. Ltd.	14,300	492,347
	Tokyo Steel Manufacturing Co. Ltd.	15,800	171,909
	Tokyotokeiba Co. Ltd.	6,000	178,864
	Tomen Devices Corp.	1,200	56,519
	Tomy Co. Ltd.	25,400	250,680
	Topcon Corp.	24,900	324,485
#	Toridoll Holdings Corp.	16,400	355,764
	Toshiba TEC Corp.	7,100	202,038
	Tosho Co. Ltd.	2,500	23,067
	Totech Corp.	1,100	30,902
	Toukei Computer Co. Ltd.	300	12,447
	Towa Corp.	3,713	55,337
#	Toyo Gosei Co. Ltd.	2,000	142,751
	Traders Holdings Co. Ltd.	8,020	25,836
	Trancom Co. Ltd.	2,100	120,324
#	Transaction Co. Ltd.	4,000	47,730
	Transcosmos, Inc.	7,300	190,573
	TRE Holdings Corp.	11,000	123,954
	Treasure Factory Co. Ltd.	1,300	22,702
	Trenders, Inc.	1,600	22,957
	Tri Chemical Laboratories, Inc.	8,700	157,985
	Tsuburaya Fields Holdings, Inc.	3,700	73,699
	Tsugami Corp.	16,200	179,340
	Ubicom Holdings, Inc.	2,100	37,309

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ULS Group, Inc.	700	$20,400
	Ultrafabrics Holdings Co. Ltd.	1,100	31,385
	Ulvac, Inc.	11,800	552,027
	United Arrows Ltd.	5,000	67,521
	Usen-Next Holdings Co. Ltd.	4,800	81,525
	User Local, Inc.	2,500	24,218
	UT Group Co. Ltd.	8,900	181,291
*	UUUM Co. Ltd.	3,900	24,645
	Valqua Ltd.	6,500	160,327
	Value HR Co. Ltd.	4,800	63,908
	ValueCommerce Co. Ltd.	5,000	68,602
	Valuence Holdings, Inc.	800	12,602
#	V-Cube, Inc.	8,500	48,157
	Vector, Inc.	12,500	123,423
	Vertex Corp.	6,000	63,256
	VINX Corp.	1,200	13,764
*	Vision, Inc.	7,000	78,294
	VT Holdings Co. Ltd.	19,500	75,072
	Wacom Co. Ltd.	59,700	294,834
#	Waseda Academy Co. Ltd.	3,700	32,567
	Watahan & Co. Ltd.	3,300	35,751
	WDB Holdings Co. Ltd.	2,100	34,750
	Weathernews, Inc.	2,000	108,924
	Wellnet Corp.	5,700	26,393
	West Holdings Corp.	7,315	219,344
	Will Group, Inc.	5,900	55,729
	WingArc1st, Inc.	3,500	53,184
	WIN-Partners Co. Ltd.	3,900	29,933
	World Holdings Co. Ltd.	2,400	48,089
*	W-Scope Corp.	7,400	82,976
	YAKUODO Holdings Co. Ltd.	4,300	85,860
	YAMADA Consulting Group Co. Ltd.	4,700	42,401
	Yamaichi Electronics Co. Ltd.	9,200	128,704
	YA-MAN Ltd.	12,700	133,559
	Yaoko Co. Ltd.	4,900	255,801
	Yokowo Co. Ltd.	5,600	96,857
	Yonex Co. Ltd.	14,600	142,783
#	Yoshinoya Holdings Co. Ltd.	19,900	364,919
	Yotai Refractories Co. Ltd.	3,800	44,661
	Yukiguni Maitake Co. Ltd.	6,000	48,462
	Zenrin Co. Ltd.	6,450	40,097
	ZERIA Pharmaceutical Co. Ltd.	5,400	90,141
	ZIGExN Co. Ltd.	10,500	30,790
TOTAL JAPAN			66,382,601
NETHERLANDS — (2.1%)
	Aalberts NV	16,098	761,155
*Ω	Alfen NV	6,780	629,037
	AMG Advanced Metallurgical Group NV	6,921	270,352
	Arcadis NV	27,432	1,191,111
	BE Semiconductor Industries NV	19,776	1,414,505
	Beter Bed Holding NV	5,725	19,461
	Nedap NV	1,373	89,636
	OCI NV	23,545	801,482
#	PostNL NV	128,391	268,826
#	SIF Holding NV	885	10,754
	TKH Group NV	13,417	608,933
TOTAL NETHERLANDS			6,065,252

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (0.5%)
*	AFT Pharmaceuticals Ltd.	3,631	$8,941
	Briscoe Group Ltd.	6,337	19,377
	Chorus Ltd.	74,062	400,797
	Freightways Ltd.	36,994	227,941
	Hallenstein Glasson Holdings Ltd.	11,317	41,032
	Heartland Group Holdings Ltd.	75,619	88,618
	NZME Ltd.	11,793	8,974
	NZX Ltd.	64,846	52,147
	PGG Wrightson Ltd.	5,698	16,443
*	Pushpay Holdings Ltd.	116,562	97,755
*	Rakon Ltd.	19,137	12,683
	Restaurant Brands New Zealand Ltd.	7,481	30,761
	Scales Corp. Ltd.	13,307	36,554
	Skellerup Holdings Ltd.	63,781	220,284
*	SKYCITY Entertainment Group Ltd.	13,644	22,199
	Warehouse Group Ltd.	17,853	30,056
TOTAL NEW ZEALAND			1,314,562
NORWAY — (1.1%)
	ABG Sundal Collier Holding ASA	142,823	93,368
	AF Gruppen ASA	3,353	47,861
*	ArcticZymes Technologies ASA	19,366	85,235
	Atea ASA	25,292	285,288
	Bonheur ASA	6,681	178,682
	Borregaard ASA	29,029	447,546
	Bouvet ASA	23,439	138,577
*Ω	Crayon Group Holding ASA	10,658	107,347
	Elopak ASA	17,212	41,241
Ω	Europris ASA	51,346	330,802
*	Gaming Innovation Group, Inc.	13,083	33,606
Ω	Kid ASA	9,010	67,602
	Kitron ASA	55,251	147,157
	Medistim ASA	4,290	94,599
Ω	Multiconsult ASA	5,352	71,355
*	Nekkar ASA	13,060	9,198
*	Norwegian Energy Co. ASA	6,413	263,902
	OKEA ASA	7,094	24,033
*	Panoro Energy ASA	16,123	47,966
*	PGS ASA	182,299	157,118
	Protector Forsikring ASA	15,734	226,689
	Rana Gruber ASA	2,989	18,345
#	Salmar ASA	362	16,818
	Veidekke ASA	33,651	347,463
*	Volue ASA	2,417	7,360
TOTAL NORWAY			3,289,158
PORTUGAL — (0.3%)
#	Altri SGPS SA	18,585	93,836
#	CTT-Correios de Portugal SA	37,349	144,475
	Ibersol SGPS SA	4,131	27,627
	Navigator Co. SA	46,740	163,640
#	NOS SGPS SA	85,691	367,468
TOTAL PORTUGAL			797,046
SINGAPORE — (0.9%)
	AEM Holdings Ltd.	84,000	222,981
	Aztech Global Ltd.	45,500	30,238
*††	Best World International Ltd.	14,510	27,611

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	BRC Asia Ltd.	8,300	$11,689
	Delfi Ltd.	68,200	43,670
*	Dyna-Mac Holdings Ltd.	157,800	23,622
	First Resources Ltd.	145,500	170,524
*	Golden Energy & Resources Ltd.	130,200	78,129
	Grand Venture Technology Ltd.	19,100	8,401
	Hour Glass Ltd.	64,000	101,550
	HRnetgroup Ltd.	67,400	41,607
	iFAST Corp. Ltd.	45,700	181,712
	Micro-Mechanics Holdings Ltd.	15,800	29,834
	Nanofilm Technologies International Ltd.	72,100	79,679
*	Oceanus Group Ltd.	3,180,800	34,057
	Pan-United Corp. Ltd.	78,600	24,023
	Propnex Ltd.	30,100	37,816
	Q&M Dental Group Singapore Ltd.	87,720	24,071
	Raffles Medical Group Ltd.	223,700	247,435
#*	RH PetroGas Ltd.	105,400	15,738
	Riverstone Holdings Ltd.	84,500	41,600
	Sheng Siong Group Ltd.	206,900	258,569
	Silverlake Axis Ltd.	154,600	42,516
	StarHub Ltd.	158,800	138,120
	Thomson Medical Group Ltd.	620,100	34,549
	UMS Holdings Ltd.	221,075	223,581
	Venture Corp. Ltd.	15,400	217,469
	Vicom Ltd.	33,700	49,280
TOTAL SINGAPORE			2,440,071
SPAIN — (2.2%)
#	ACS Actividades de Construccion y Servicios SA	8,626	255,275
*	Amper SA	271,757	48,658
	Applus Services SA	49,573	380,461
	Cia de Distribucion Integral Logista Holdings SA	25,253	684,191
	CIE Automotive SA	17,150	509,433
	Elecnor SA	851	10,540
	Faes Farma SA	53,646	201,082
	Fluidra SA	14,190	250,511
Ω	Global Dominion Access SA	23,540	100,939
	Indra Sistemas SA	39,692	484,652
	Laboratorios Farmaceuticos Rovi SA	6,557	277,839
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	179,653	187,226
*	Melia Hotels International SA	25,840	172,064
	Miquel y Costas & Miquel SA	1,957	26,041
	Pharma Mar SA	3,872	255,334
#Ω	Prosegur Cash SA	118,184	94,137
#	Renta 4 Banco SA	926	10,531
	Sacyr SA	159,456	490,525
*	Solaria Energia y Medio Ambiente SA	21,705	445,358
	Vidrala SA	5,458	550,566
	Viscofan SA	11,904	767,220
TOTAL SPAIN			6,202,583
SWEDEN — (2.4%)
	AddLife AB, Class B	5,915	62,425
	AddNode Group AB	31,624	314,687
*	Arise AB	6,916	32,685
	Beijer Alma AB	12,510	248,077
	Bilia AB, Class A	17,266	199,498
	BioGaia AB, Class B	4,575	40,229

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Biotage AB	18,514	$286,133
Ω	Bravida Holding AB	14,728	162,809
	BTS Group AB, Class B	498	15,927
	Bufab AB	8,404	217,758
	Cellavision AB	3,860	91,094
#	Clas Ohlson AB, Class B	2,443	16,290
	Concentric AB	4,655	98,944
Ω	Coor Service Management Holding AB	18,517	118,313
	Electrolux Professional AB, Class B	55,121	256,842
	eWork Group AB	2,192	25,960
#	Fenix Outdoor International AG	1,047	97,029
	G5 Entertainment AB	2,571	47,869
	GARO AB	7,660	75,494
*Ω	Green Landscaping Group AB	5,723	40,448
	Hanza AB	2,612	15,827
	Hexatronic Group AB	41,920	515,970
	HMS Networks AB	4,920	183,419
	Instalco AB	50,068	193,670
	Kindred Group PLC, SDR	11,474	115,626
	Lagercrantz Group AB, Class B	51,164	536,797
	Lime Technologies AB	2,918	63,967
*	Medcap AB	458	10,165
*	Micro Systemation AB, Class B	3,597	13,031
#	MIPS AB	7,640	292,377
*	Momentum Group AB	1,446	10,512
	Mycronic AB	2,930	62,631
	NCAB Group AB	33,761	216,508
	Nederman Holding AB	4,197	73,775
	Nilorngruppen AB, Class B	1,161	10,124
	Nolato AB, Class B	50,880	307,273
*	Note AB	4,907	103,006
	OEM International AB, Class B	20,968	155,628
	Prevas AB, Class B	2,095	27,637
	Proact IT Group AB	6,525	55,046
*	RaySearch Laboratories AB	3,854	28,609
*Ω	Scandic Hotels Group AB	42,995	158,501
#*	Sdiptech AB, Class B	5,496	134,190
	Sintercast AB	1,167	12,448
	SkiStar AB	9,997	108,262
	Softronic AB, Class B	7,712	16,438
	Systemair AB	21,801	163,499
	Troax Group AB	11,120	233,993
#	Vitec Software Group AB, Class B	8,410	356,230
	Volati AB	3,354	33,426
	XANO Industri AB, Class B	5,046	58,783
TOTAL SWEDEN			6,715,879
SWITZERLAND — (7.4%)
#	ALSO Holding AG	1,486	302,690
	APG SGA SA	486	95,134
*	Aryzta AG	322,082	438,556
	Ascom Holding AG	10,301	91,226
	Belimo Holding AG	3,447	1,818,101
#	Bellevue Group AG	2,085	89,188
	Bossard Holding AG, Class A	2,067	526,700
	Bucher Industries AG	127	57,870
	Burckhardt Compression Holding AG	1,045	647,006
	Burkhalter Holding AG	1,211	112,529
	Coltene Holding AG	1,298	107,050

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Comet Holding AG	2,164	$500,231
#	Daetwyler Holding AG	1,738	368,606
	dormakaba Holding AG	989	413,181
*	Dufry AG	23,523	1,079,884
	Emmi AG	679	632,589
	Forbo Holding AG	368	484,188
Ω	Galenica AG	14,402	1,126,345
	Georg Fischer AG	27,232	1,877,580
	Huber & Suhner AG	2,321	222,591
	Inficon Holding AG	607	635,531
	Interroll Holding AG	224	697,734
	Kardex Holding AG	2,288	445,924
	Komax Holding AG	1,420	467,200
	LEM Holding SA	150	332,114
Ω	Medacta Group SA	2,186	232,956
Ω	Medmix AG	915	17,823
	Mobilezone Holding AG	16,096	292,272
	Orior AG	2,145	177,573
*Ω	Sensirion Holding AG	3,486	414,832
	SFS Group AG	5,394	620,603
	Siegfried Holding AG	1,437	1,055,661
#	Stadler Rail AG	9,739	372,511
	Swissquote Group Holding SA	2,403	433,997
	Temenos AG	21,904	1,563,521
Ω	VAT Group AG	5,889	1,833,267
	VZ Holding AG	4,613	367,180
	Ypsomed Holding AG	697	143,036
TOTAL SWITZERLAND			21,094,980
UNITED KINGDOM — (12.4%)
	4imprint Group PLC	7,342	415,430
	AG Barr PLC	32,235	218,012
	AJ Bell PLC	81,220	338,633
Ω	Alfa Financial Software Holdings PLC	29,356	63,584
	Argentex Group PLC	10,211	16,400
*	Babcock International Group PLC	205,602	776,777
	Britvic PLC	88,023	844,345
	Brooks Macdonald Group PLC	2,774	75,084
	Bytes Technology Group PLC	60,390	288,684
*	CentralNic Group PLC	11,709	20,810
	Chemring Group PLC	54,986	192,216
	Clarkson PLC	4,934	187,183
Ω	CMC Markets PLC	31,684	94,911
	Coats Group PLC	431,804	388,276
	Computacenter PLC	24,476	672,660
	Cranswick PLC	14,099	554,651
	CVS Group PLC	22,169	551,259
	Devro PLC	48,728	184,192
	Diploma PLC	27,241	921,492
	DiscoverIE Group PLC	6,682	70,914
	Domino's Pizza Group PLC	83,777	324,478
	dotdigital group PLC	83,924	97,302
	Dr Martens PLC	99,513	190,722
	Drax Group PLC	96,727	772,508
	Dunelm Group PLC	37,158	534,604
Ω	DWF Group PLC	73,156	73,298
	EKF Diagnostics Holdings PLC	22,924	11,616
	EMIS Group PLC	18,658	432,162
	Energean PLC	33,033	474,279

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Ergomed PLC	10,026	$148,526
	FDM Group Holdings PLC	26,704	258,616
	Fevertree Drinks PLC	26,774	360,994
	Fintel PLC	2,332	5,929
	Foresight Group Holdings Ltd.	2,111	11,997
Ω	Forterra PLC	69,313	182,748
*	Frasers Group PLC	45,280	437,964
*	Frontier Developments PLC	5,119	30,594
	Future PLC	8,345	155,390
	Games Workshop Group PLC	8,702	1,009,372
	Gamma Communications PLC	20,015	291,986
	Greggs PLC	33,984	1,134,792
	Hays PLC	380,958	581,246
*	Helios Towers PLC	174,370	230,494
	Hill & Smith PLC	21,333	332,007
	Hilton Food Group PLC	17,406	142,592
	Hollywood Bowl Group PLC	42,980	139,455
	IDOX PLC	94,139	75,188
	IG Group Holdings PLC	37,143	365,200
	IMI PLC	47,786	855,613
	Impax Asset Management Group PLC	29,072	279,515
	Inchcape PLC	109,083	1,229,880
*	Indivior PLC	47,014	1,128,867
	IntegraFin Holdings PLC	73,456	283,331
Ω	Integrated Diagnostics Holdings PLC	16,300	8,847
*	IWG PLC	220,696	506,314
	James Halstead PLC	93,307	210,656
	Kainos Group PLC	29,736	541,240
	Keywords Studios PLC	14,562	511,467
	Liontrust Asset Management PLC	17,876	256,125
Ω	Luceco PLC	32,411	56,825
	Macfarlane Group PLC	22,063	28,393
	Man Group PLC	351,183	1,080,398
	Me Group International PLC	25,423	40,161
	Medica Group PLC	4,656	9,488
	Midwich Group PLC	11,682	71,304
	Mitie Group PLC	232,717	224,372
	Moneysupermarket.com Group PLC	138,937	410,184
	Morgan Advanced Materials PLC	106,291	412,521
	Morgan Sindall Group PLC	2,154	43,662
	Mortgage Advice Bureau Holdings Ltd.	11,028	84,299
*	Motorpoint group PLC	20,730	35,767
*Ω	Network International Holdings PLC	6,925	22,485
	Next Fifteen Communications Group PLC	23,661	293,117
#	Nichols PLC	797	10,141
	Ninety One PLC	105,794	258,288
	Oxford Instruments PLC	15,187	439,007
	Pagegroup PLC	100,653	566,638
	Pan African Resources PLC	179,067	37,184
	PayPoint PLC	22,767	145,513
	Plus500 Ltd.	27,850	638,978
	Polar Capital Holdings PLC	20,109	128,528
	Porvair PLC	1,852	13,787
	PZ Cussons PLC	50,718	135,927
	Record PLC	14,254	17,012
	Renew Holdings PLC	19,291	173,967
*	Renewi PLC	21,481	174,045
	Renishaw PLC	8,514	415,553
*	Renold PLC	27,285	8,434

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Robert Walters PLC	16,780	$103,772
	Rotork PLC	221,063	870,818
	Savills PLC	28,656	344,748
	Serco Group PLC	185,303	333,757
	Serica Energy PLC	48,317	151,195
	Softcat PLC	31,739	474,939
	Spirent Communications PLC	193,208	523,611
*	SSP Group PLC	178,241	570,649
	SThree PLC	44,534	233,212
#	Strix Group PLC	8,187	9,881
††	Studio Retail Group PLC	9,958	2,647
	Tate & Lyle PLC	78,949	735,178
	Tatton Asset Management PLC	9,729	56,015
	TClarke PLC	14,286	25,380
	Telecom Plus PLC	19,182	472,442
	TEN Entertainment Group PLC	3,345	11,877
	Topps Tiles PLC	24,408	14,596
#*	Victoria PLC	1,684	9,440
	Victrex PLC	24,116	548,845
	VIDENDUM PLC	12,312	156,532
	Volex PLC	37,294	117,435
	Volution Group PLC	60,678	282,971
*Ω	Watches of Switzerland Group PLC	58,952	692,047
	Watkin Jones PLC	46,256	64,821
	WH Smith PLC	33,990	671,219
	Wickes Group PLC	78,722	147,376
	Wilmington PLC	4,671	20,127
	Wincanton PLC	36,308	131,948
TOTAL UNITED KINGDOM			35,246,883
UNITED STATES — (0.0%)
*	GXO Logistics, Inc.	1	33
TOTAL COMMON STOCKS			273,312,177
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Fuchs Petrolub SE	19,065	760,587
	Sixt SE	4,290	326,922
TOTAL GERMANY			1,087,509
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	European Lithium Ltd.	31,498	444
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	29,600	491
SPAIN — (0.0%)
#*	ACS Actividades de Construccion	8,626	4,377
*	Sacyr SA	159,457	10,863
TOTAL SPAIN			15,240
TOTAL RIGHTS/WARRANTS			16,175
TOTAL INVESTMENT SECURITIES (Cost $258,631,757)			274,415,861

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	854,322	$9,882,793
TOTAL INVESTMENTS — (100.0%)
(Cost $268,512,341)^^			$284,298,654
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$123,377	$19,644,441	$70,563	$19,838,381
Austria	—	4,039,415	—	4,039,415
Belgium	—	3,890,580	—	3,890,580
Canada	31,610,815	204,055	—	31,814,870
Colombia	78,485	—	—	78,485
Denmark	—	6,522,085	—	6,522,085
Finland	—	6,558,724	—	6,558,724
France	—	12,671,568	—	12,671,568
Germany	—	16,934,705	—	16,934,705
Hong Kong	—	6,668,308	—	6,668,308
Ireland	—	772,685	—	772,685
Israel	257,781	2,749,169	—	3,006,950
Italy	—	10,966,373	—	10,966,373
Japan	23,823	66,358,778	—	66,382,601
Netherlands	—	6,065,252	—	6,065,252
New Zealand	—	1,314,562	—	1,314,562
Norway	—	3,289,158	—	3,289,158
Portugal	—	797,046	—	797,046
Singapore	—	2,412,460	27,611	2,440,071
Spain	—	6,202,583	—	6,202,583
Sweden	—	6,715,879	—	6,715,879
Switzerland	—	21,094,980	—	21,094,980
United Kingdom	—	35,244,236	2,647	35,246,883
United States	33	—	—	33
Preferred Stocks
Germany	—	1,087,509	—	1,087,509
Rights/Warrants
Australia	—	444	—	444
Hong Kong	—	491	—	491
Spain	—	15,240	—	15,240
Securities Lending Collateral	—	9,882,793	—	9,882,793
TOTAL	$32,094,314	$252,103,519	$100,821˂˃	$284,298,654

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (14.1%)
Federal Home Loan Bank
	2.750%, 12/13/24	1,700	$1,650,483
	3.125%, 09/12/25	1,000	978,277
	5.750%, 06/12/26	200	210,579
	3.000%, 09/11/26	1,200	1,165,156
	3.000%, 03/10/28	2,500	2,412,501
	3.250%, 06/09/28	3,190	3,128,209
	3.250%, 11/16/28	7,100	6,954,322
	2.125%, 09/14/29	945	859,604
	2.125%, 12/14/29	1,000	905,858
	5.500%, 07/15/36	3,295	3,825,603
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	2,500	2,946,746
	6.750%, 03/15/31	3,815	4,611,903
#	6.250%, 07/15/32	4,239	5,073,188
Federal National Mortgage Association
	2.125%, 04/24/26	3,800	3,604,470
	1.875%, 09/24/26	6,000	5,612,980
#	0.750%, 10/08/27	1,750	1,532,815
	6.250%, 05/15/29	4,330	4,944,475
	7.125%, 01/15/30	3,583	4,349,072
	7.250%, 05/15/30	3,316	4,076,285
#	0.875%, 08/05/30	10,700	8,769,148
	6.625%, 11/15/30	4,400	5,284,508
TOTAL AGENCY OBLIGATIONS			72,896,182
BONDS — (54.9%)
3M Co.
	2.875%, 10/15/27	850	796,569
	2.375%, 08/26/29	800	700,011
7-Eleven, Inc.
Ω	1.800%, 02/10/31	220	175,452
Ω	2.500%, 02/10/41	1,050	738,628
Activision Blizzard, Inc.
	3.400%, 06/15/27	100	96,088
Advance Auto Parts, Inc.
	3.500%, 03/15/32	270	229,705
Aetna, Inc.
	3.500%, 11/15/24	50	48,877
Affiliated Managers Group, Inc.
	3.500%, 08/01/25	150	145,279
	3.300%, 06/15/30	800	692,113
Ahold Finance USA LLC
	6.875%, 05/01/29	40	42,813
Airbus SE
Ω	3.150%, 04/10/27	200	189,548
Aker BP ASA
Ω	3.750%, 01/15/30	1,400	1,268,668
		Face Amount	Value†
		(000)

Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	400	$377,136
#Ω	3.439%, 05/13/41	1,150	867,422
Amazon.com, Inc.
	3.150%, 08/22/27	600	573,652
	1.500%, 06/03/30	4,300	3,575,622
	2.100%, 05/12/31	1,000	851,945
	4.800%, 12/05/34	300	311,326
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	125	106,531
American Express Co.
	3.300%, 05/03/27	700	666,551
American Honda Finance Corp.
	2.300%, 09/09/26	750	695,944
	1.800%, 01/13/31	300	247,282
American International Group, Inc.
	3.900%, 04/01/26	100	97,956
American Tower Corp.
	2.300%, 09/15/31	500	405,087
	4.050%, 03/15/32	625	579,101
American Water Capital Corp.
	2.950%, 09/01/27	100	94,113
Ameriprise Financial, Inc.
	4.000%, 10/15/23	30	29,824
	3.700%, 10/15/24	400	393,162
	2.875%, 09/15/26	500	469,861
	4.500%, 05/13/32	200	200,341
Analog Devices, Inc.
Ω	3.450%, 06/15/27	150	144,090
ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27	500	472,270
Aon Corp.
	3.750%, 05/02/29	1,000	949,590
Aon Global Ltd.
	3.500%, 06/14/24	275	270,011
APA Infrastructure Ltd.
Ω	5.000%, 03/23/35	1,000	941,839
Apple, Inc.
	3.250%, 02/23/26	250	243,031
	2.450%, 08/04/26	295	278,083
	1.650%, 02/08/31	300	248,743
Applied Materials, Inc.
	3.300%, 04/01/27	300	289,855
Arrow Electronics, Inc.
	3.875%, 01/12/28	400	376,102
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	1,000	806,371

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

AT&T, Inc.
2.750%, 06/01/31		1,025	$883,991
2.550%, 12/01/33		228	184,354
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25		250	244,403
Autodesk, Inc.
3.500%, 06/15/27		845	806,646
AutoZone, Inc.
3.125%, 04/21/26		450	429,952
AvalonBay Communities, Inc.
# 2.050%, 01/15/32		500	411,514
Avnet, Inc.
4.625%, 04/15/26		250	244,752
3.000%, 05/15/31		1,500	1,227,409
5.500%, 06/01/32		120	118,266
AXIS Specialty Finance PLC
4.000%, 12/06/27		728	696,526
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		600	568,760
Banco Santander SA
3.800%, 02/23/28		200	187,266
Bank of America Corp.
4.000%, 04/01/24		136	134,912
5.875%, 02/07/42		1,925	2,137,356
Bank of Montreal
1.850%, 05/01/25		2,000	1,876,800
2.750%, 06/15/27	EUR	100	104,342
Bank of New York Mellon Corp.
1.600%, 04/24/25		650	608,367
2.800%, 05/04/26		500	474,988
Bank of Nova Scotia
2.150%, 08/01/31		3,000	2,465,016
2.450%, 02/02/32		275	230,679
Banque Federative du Credit Mutuel SA
1.000%, 07/16/26	GBP	700	766,538
1.250%, 05/26/27	EUR	300	296,585
Barclays PLC
4.375%, 01/12/26		500	489,907
Barrick North America Finance LLC
5.700%, 05/30/41		500	538,549
Best Buy Co., Inc.
4.450%, 10/01/28		300	296,450
1.950%, 10/01/30		800	653,692
BlackRock, Inc.
3.250%, 04/30/29		2,000	1,896,897
2.400%, 04/30/30		1,000	878,810
1.900%, 01/28/31		1,000	835,790
BMW U.S. Capital LLC
1.000%, 04/20/27	EUR	300	298,063
			Face Amount	Value†
			(000)

Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	$912,941
Booking Holdings, Inc.
	3.600%, 06/01/26		635	617,247
	4.000%, 11/15/26	EUR	100	111,235
	1.800%, 03/03/27	EUR	100	102,126
	4.625%, 04/13/30		800	803,162
Boston Properties LP
	2.550%, 04/01/32		404	318,893
BPCE SA
	4.000%, 04/15/24		500	494,347
	0.010%, 01/14/27	EUR	300	284,051
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,500	1,501,249
British Telecommunications PLC
	5.125%, 12/04/28		500	501,484
Ω	3.250%, 11/08/29		1,000	893,650
Broadcom, Inc.
	4.150%, 11/15/30		322	300,372
	4.300%, 11/15/32		500	460,436
Ω	3.419%, 04/15/33		767	643,473
Ω	3.469%, 04/15/34		345	286,049
Ω	3.137%, 11/15/35		483	374,980
Ω	3.187%, 11/15/36		41	31,350
Ω	4.926%, 05/15/37		436	400,188
Ω	3.500%, 02/15/41		1,400	1,070,075
Brown & Brown, Inc.
	4.200%, 09/15/24		240	236,598
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		965	926,899
Campbell Soup Co.
	4.150%, 03/15/28		86	84,391
Canadian Pacific Railway Co.
	2.900%, 02/01/25		50	48,101
Capital One Financial Corp.
	3.750%, 04/24/24		50	49,270
	3.750%, 03/09/27		500	480,632
	3.800%, 01/31/28		300	286,424
Carrier Global Corp.
	3.377%, 04/05/40		1,000	805,702
Charles Schwab Corp.
	3.625%, 04/01/25		30	29,368
	3.200%, 03/02/27		700	668,892
	2.900%, 03/03/32		400	354,534
Choice Hotels International, Inc.
	3.700%, 12/01/29		1,500	1,350,131
Chubb INA Holdings, Inc.
	3.350%, 05/15/24		50	49,168
Cigna Corp.
	3.500%, 06/15/24		250	245,642
	3.250%, 04/15/25		350	339,969
	3.400%, 03/01/27		56	53,603
	2.400%, 03/15/30		367	317,063
	2.375%, 03/15/31		400	339,182

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)

	4.800%, 08/15/38		2,000	$1,958,053
	3.200%, 03/15/40		300	239,597
	Cincinnati Financial Corp.
	6.920%, 05/15/28		600	658,797
	Citigroup, Inc.
	3.875%, 10/25/23		380	377,116
	2.125%, 09/10/26	EUR	100	102,975
	8.125%, 07/15/39		1,167	1,545,950
	5.875%, 01/30/42		400	436,288
	Citizens Bank NA
#	3.750%, 02/18/26		2,000	1,938,114
	Clorox Co.
	3.900%, 05/15/28		550	536,861
	CME Group, Inc.
	3.750%, 06/15/28		600	588,851
	CNA Financial Corp.
	3.950%, 05/15/24		300	295,707
	4.500%, 03/01/26		280	279,043
	CNO Financial Group, Inc.
	5.250%, 05/30/29		700	682,679
	Coca-Cola Co.
	1.875%, 09/22/26	EUR	300	311,107
	2.900%, 05/25/27		400	383,196
	Comcast Corp.
	3.375%, 08/15/25		100	97,204
	3.150%, 03/01/26		200	193,056
	4.250%, 01/15/33		367	359,481
	7.050%, 03/15/33		400	476,744
	3.750%, 04/01/40		1,773	1,566,797
	Comerica, Inc.
	4.000%, 02/01/29		300	290,336
	Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		100	94,377
	Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	1,001,795
	5.300%, 11/01/38		300	301,774
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	290,168
	5.300%, 03/01/35		350	361,704
	4.200%, 03/15/42		600	535,463
	Constellation Energy Generation LLC
	3.250%, 06/01/25		200	192,474
	5.750%, 10/01/41		500	508,228
	Cooperatieve Rabobank UA
	1.250%, 03/23/26	EUR	2,500	2,565,305
	Corporate Office Properties LP
	2.900%, 12/01/33		300	220,060
	Costco Wholesale Corp.
	1.600%, 04/20/30		2,800	2,372,911
	1.750%, 04/20/32		600	494,636
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	277,623
Ω	8.375%, 03/01/39		1,500	1,883,390
			Face Amount	Value†
			(000)

	Credit Agricole SA
	1.375%, 05/03/27	EUR	1,400	$1,395,964
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28		200	192,826
	Crown Castle, Inc.
	2.900%, 04/01/41		550	404,252
	CVS Health Corp.
	2.700%, 08/21/40		400	288,713
	Deere & Co.
	5.375%, 10/16/29		80	85,065
	3.900%, 06/09/42		1,000	943,272
	Denmark Government Bond
	1.500%, 11/15/23	DKK	12,000	1,734,707
	Devon Energy Corp.
	5.600%, 07/15/41		200	198,205
	Dexia Credit Local SA
	0.500%, 01/17/25	EUR	2,400	2,476,615
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		300	245,466
	Discover Bank
	4.650%, 09/13/28		1,400	1,360,737
	Discovery Communications LLC
	3.900%, 11/15/24		150	146,508
	4.900%, 03/11/26		200	198,339
	Dollar General Corp.
	4.150%, 11/01/25		500	491,976
	Dollar Tree, Inc.
	4.200%, 05/15/28		400	393,238
	Dow Chemical Co.
#	6.300%, 03/15/33		1,200	1,322,073
	5.250%, 11/15/41		1,250	1,239,899
	Eaton Corp.
	3.103%, 09/15/27		400	378,718
	4.000%, 11/02/32		567	544,797
	Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,431,215
	Ecolab, Inc.
	2.700%, 11/01/26		500	471,184
	Electronic Arts, Inc.
	4.800%, 03/01/26		164	165,002
	Elevance Health, Inc.
	3.500%, 08/15/24		150	146,780
	3.650%, 12/01/27		1,100	1,060,930
	4.101%, 03/01/28		400	392,608
	2.250%, 05/15/30		100	85,317
	Enbridge Energy Partners LP
	5.500%, 09/15/40		650	647,227
	Enbridge, Inc.
	3.500%, 06/10/24		300	293,574
	3.700%, 07/15/27		500	480,160
	Enel Finance International NV
Ω	3.500%, 04/06/28		200	183,120
Ω	6.000%, 10/07/39		1,750	1,739,746

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)

	Enexis Holding NV
	0.875%, 04/28/26	EUR	1,700	$1,711,606
	Enterprise Products Operating LLC
	3.900%, 02/15/24		100	98,913
	6.125%, 10/15/39		200	219,993
	Equinix, Inc.
	2.150%, 07/15/30		300	249,205
	2.500%, 05/15/31		500	417,831
	Equinor ASA
	2.650%, 01/15/24		100	97,980
	1.250%, 02/17/27	EUR	1,600	1,599,701
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	194,860
	Exelon Corp.
	3.400%, 04/15/26		200	192,147
	Expedia Group, Inc.
	3.250%, 02/15/30		2,000	1,758,143
	Experian Finance PLC
	1.375%, 06/25/26	EUR	100	101,775
	Extra Space Storage LP
	2.350%, 03/15/32		900	713,102
	FedEx Corp.
	4.900%, 01/15/34		672	668,071
	3.250%, 05/15/41		250	190,823
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	616,450
	Fifth Third Bancorp
	3.950%, 03/14/28		300	291,496
	First American Financial Corp.
	2.400%, 08/15/31		350	272,235
	Flex Ltd.
	4.875%, 06/15/29		700	690,890
	Flowserve Corp.
	2.800%, 01/15/32		900	717,855
	FMR LLC
Ω	4.950%, 02/01/33		250	237,833
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		2,000	1,775,307
	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	2,650,652
	GATX Corp.
	3.250%, 09/15/26		400	377,859
	3.500%, 06/01/32		850	743,816
	General Mills, Inc.
	4.200%, 04/17/28		400	395,453
	General Motors Financial Co., Inc.
	5.250%, 03/01/26		130	130,252
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	46,451
	Global Payments, Inc.
	4.800%, 04/01/26		530	526,256
	4.450%, 06/01/28		1,107	1,067,560
		Face Amount	Value†
		(000)

	Goldman Sachs Group, Inc.
	4.000%, 03/03/24	1,800	$1,782,729
	3.750%, 02/25/26	1,150	1,123,645
	Halliburton Co.
	6.700%, 09/15/38	795	896,301
	7.450%, 09/15/39	800	958,922
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	585	560,180
	Hasbro, Inc.
	3.500%, 09/15/27	100	93,654
	6.350%, 03/15/40	1,900	1,955,037
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	1,000	832,810
	Honeywell International, Inc.
	2.500%, 11/01/26	300	282,447
	HP, Inc.
	3.400%, 06/17/30	2,000	1,774,737
#	6.000%, 09/15/41	750	762,094
	HSBC Holdings PLC
	4.300%, 03/08/26	200	195,865
	6.100%, 01/14/42	1,500	1,682,346
	Huntington Bancshares, Inc.
	2.550%, 02/04/30	500	428,894
	Illinois Tool Works, Inc.
	3.500%, 03/01/24	100	98,684
	4.875%, 09/15/41	1,000	1,034,823
	ING Groep NV
	3.550%, 04/09/24	500	491,546
	4.050%, 04/09/29	700	665,173
	Intel Corp.
#	3.150%, 05/11/27	100	95,760
	4.600%, 03/25/40	300	284,642
	2.800%, 08/12/41	2,300	1,689,449
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40	4,750	3,536,802
	International Business Machines Corp.
	3.300%, 01/27/27	750	720,372
	1.950%, 05/15/30	3,000	2,521,294
	4.000%, 06/20/42	400	348,716
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40	650	498,190
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	124	122,667
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	1,000	776,102
	2.700%, 01/15/34	1,000	771,887

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	ITC Holdings Corp.
	3.650%, 06/15/24	200	$195,855
	Jabil, Inc.
	3.600%, 01/15/30	750	677,493
	Jackson Financial, Inc.
	3.125%, 11/23/31	235	191,643
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	350	346,495
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31	350	287,446
	2.750%, 10/15/32	2,120	1,684,519
	JPMorgan Chase & Co.
	3.900%, 07/15/25	1,000	984,282
	2.950%, 10/01/26	500	476,342
	5.500%, 10/15/40	800	849,663
	Kellogg Co.
	3.250%, 04/01/26	200	192,900
	Kemper Corp.
	3.800%, 02/23/32	800	698,740
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	250	241,772
	KeyBank NA
	3.300%, 06/01/25	250	242,228
	KeyCorp
#	2.550%, 10/01/29	800	696,287
	Kilroy Realty LP
	2.500%, 11/15/32	1,900	1,404,663
	2.650%, 11/15/33	1,500	1,083,551
	Kimberly-Clark Corp.
	2.400%, 06/01/23	50	49,625
	Kimco Realty OP LLC
	2.700%, 10/01/30	2,200	1,869,643
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39	100	106,963
	5.000%, 08/15/42	1,000	918,445
	Kraft Heinz Foods Co.
	6.875%, 01/26/39	500	568,483
	4.625%, 10/01/39	1,700	1,564,576
	Kroger Co.
	7.500%, 04/01/31	424	492,483
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	750	724,040
	Lam Research Corp.
	4.000%, 03/15/29	250	244,867
	Lear Corp.
	3.800%, 09/15/27	111	105,868
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24	900	854,091
	Legg Mason, Inc.
	4.750%, 03/15/26	30	30,187
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	1,000	978,005
	Lincoln National Corp.
	3.350%, 03/09/25	75	72,711
			Face Amount	Value†
			(000)

#	3.400%, 01/15/31		450	$394,449
	3.400%, 03/01/32		750	640,908
	7.000%, 06/15/40		1,250	1,399,214
Lloyds Banking Group PLC
	4.450%, 05/08/25		700	690,443
	3.750%, 01/11/27		450	428,622
	4.375%, 03/22/28		1,000	970,600
Loews Corp.
	2.625%, 05/15/23		50	49,684
	3.750%, 04/01/26		200	195,412
Lowe's Cos., Inc.
	3.875%, 09/15/23		50	49,655
	3.375%, 09/15/25		125	121,116
LSEGA Financing PLC
Ω	2.500%, 04/06/31		750	646,425
Ω	3.200%, 04/06/41		2,113	1,673,284
LyondellBasell Industries NV
	5.750%, 04/15/24		100	100,516
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		250	245,834
Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		1,300	1,251,799
Marathon Petroleum Corp.
	6.500%, 03/01/41		1,750	1,916,676
Marriott International, Inc.
	2.750%, 10/15/33		2,000	1,621,584
Mars, Inc.
Ω	1.625%, 07/16/32		1,400	1,099,704
Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25		250	244,265
	2.375%, 12/15/31		574	481,988
	4.750%, 03/15/39		500	491,084
Mastercard, Inc.
	2.950%, 11/21/26		300	287,266
Medtronic Global Holdings SCA
	1.125%, 03/07/27	EUR	200	199,258
Medtronic, Inc.
	4.375%, 03/15/35		300	298,446
MetLife, Inc.
	3.600%, 04/10/24		50	49,441
	3.000%, 03/01/25		250	241,882
	5.700%, 06/15/35		2,450	2,690,208
Micron Technology, Inc.
#	4.663%, 02/15/30		600	573,183
	3.366%, 11/01/41		2,950	2,117,151
Microsoft Corp.
	3.300%, 02/06/27		1,900	1,849,964
	4.200%, 11/03/35		200	202,011
Mohawk Industries, Inc.
#	3.625%, 05/15/30		500	451,504
Morgan Stanley
	3.875%, 04/29/24		350	346,720
	3.875%, 01/27/26		400	390,617
	3.625%, 01/20/27		400	387,715

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)

	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28		750	$748,544
	Mosaic Co.
	4.250%, 11/15/23		194	192,787
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	878,573
	MPLX LP
	4.125%, 03/01/27		397	384,899
	4.500%, 04/15/38		300	272,523
	National Australia Bank Ltd.
#Ω	3.500%, 01/10/27		250	240,285
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	147,275
	Nationwide Building Society
Ω	3.900%, 07/21/25		600	583,047
	2.000%, 04/28/27	EUR	200	203,855
	NatWest Group PLC
	4.800%, 04/05/26		200	199,318
	NetApp, Inc.
	3.300%, 09/29/24		200	194,680
	2.700%, 06/22/30		500	429,212
	NIKE, Inc.
	2.375%, 11/01/26		100	93,895
	2.850%, 03/27/30		7,700	7,087,049
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	332,637
	Nordea Bank Abp
	1.125%, 02/16/27	EUR	100	99,569
	0.500%, 05/14/27	EUR	2,000	1,935,693
	Northern Trust Corp.
	1.950%, 05/01/30		400	339,176
	Nucor Corp.
#	3.950%, 05/01/28		300	292,142
	3.125%, 04/01/32		1,480	1,317,315
	6.400%, 12/01/37		1,750	1,982,481
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	48,847
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		300	293,983
	Ontario, Province of Canada
	0.875%, 01/21/25	EUR	2,100	2,180,353
	OP Corporate Bank PLC
	1.375%, 09/04/26	GBP	350	380,184
	Oracle Corp.
	2.950%, 05/15/25		850	816,535
	3.250%, 11/15/27		1,750	1,647,293
	Paramount Global
	4.200%, 05/19/32		500	429,218
			Face Amount	Value†
			(000)

	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		721	$672,507
	PepsiCo, Inc.
	2.625%, 04/28/26	EUR	200	212,627
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		500	392,944
	PNC Bank NA
	3.250%, 06/01/25		250	242,812
	PPG Industries, Inc.
	2.800%, 08/15/29		273	241,778
	Primerica, Inc.
	2.800%, 11/19/31		1,700	1,440,683
	Principal Financial Group, Inc.
	3.100%, 11/15/26		100	94,423
	Progressive Corp.
	2.450%, 01/15/27		200	186,532
	3.000%, 03/15/32		1,700	1,534,858
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	200	184,666
	Prologis LP
	3.000%, 06/02/26	EUR	400	423,260
	Province of Alberta Canada
	0.500%, 04/16/25	EUR	1,300	1,334,450
	Province of Quebec Canada
	7.500%, 09/15/29		500	598,862
	Prudential PLC
	3.625%, 03/24/32		2,400	2,207,494
	PulteGroup, Inc.
	6.000%, 02/15/35		1,500	1,526,626
	Quanta Services, Inc.
	2.900%, 10/01/30		1,147	984,887
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		200	194,338
	Realty Income Corp.
	2.850%, 12/15/32		366	312,897
#	1.800%, 03/15/33		2,000	1,524,987
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26		400	389,414
	3.150%, 06/15/30		1,300	1,147,165
	RELX Capital, Inc.
	4.750%, 05/20/32		200	198,877
	Rockwell Automation, Inc.
	2.875%, 03/01/25		300	289,862
	Rogers Communications, Inc.
	7.500%, 08/15/38		300	351,088
	Roper Technologies, Inc.
	3.800%, 12/15/26		200	194,093
	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	810,671
	Royalty Pharma PLC
	2.200%, 09/02/30		1,800	1,467,167
	3.300%, 09/02/40		1,425	1,065,773

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)

	Ryder System, Inc.
	3.350%, 09/01/25		1,000	$958,003
	Salesforce, Inc.
	3.700%, 04/11/28		200	195,760
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	246,599
	4.400%, 07/13/27		200	194,546
	Santander UK PLC
	4.000%, 03/13/24		50	49,456
	Schlumberger Finance BV
	1.375%, 10/28/26	EUR	350	353,475
	Schlumberger Investment SA
	2.650%, 06/26/30		439	390,461
	Shell International Finance BV
	2.875%, 05/10/26		250	238,535
	4.125%, 05/11/35		250	242,115
	Sherwin-Williams Co.
	3.450%, 08/01/25		100	96,725
	2.950%, 08/15/29		1,000	899,096
	Simon Property Group LP
	2.200%, 02/01/31		1,000	824,821
	2.250%, 01/15/32		2,366	1,923,490
	Skandinaviska Enskilda Banken AB
	1.750%, 11/11/26	EUR	200	205,102
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,610,231
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		200	195,175
	Southwest Gas Corp.
	3.700%, 04/01/28		100	93,341
	2.200%, 06/15/30		500	410,265
	Spectra Energy Partners LP
	4.750%, 03/15/24		400	398,407
	Standard Chartered PLC
Ω	4.050%, 04/12/26		200	194,447
	State Street Corp.
	3.550%, 08/18/25		200	195,987
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	112,607
	Stryker Corp.
	3.375%, 05/15/24		200	196,451
	3.375%, 11/01/25		100	96,868
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		600	584,334
	1.546%, 06/15/26	EUR	100	101,278
	3.040%, 07/16/29		800	715,252
	2.130%, 07/08/30		1,800	1,487,957
	2.222%, 09/17/31		250	203,368
	Tapestry, Inc.
	3.050%, 03/15/32		500	409,844
		Face Amount	Value†
		(000)

Target Corp.
2.500%, 04/15/26		195	$185,330
4.000%, 07/01/42		600	560,414
TCI Communications, Inc.
7.875%, 02/15/26		140	152,834
Telefonica Emisiones SA
7.045%, 06/20/36		700	768,285
4.665%, 03/06/38		500	434,706
Telefonica Europe BV
8.250%, 09/15/30		975	1,137,201
TenneT Holding BV
1.000%, 06/13/26	EUR	300	302,240
Texas Instruments, Inc.
# 2.900%, 11/03/27		300	285,357
1.750%, 05/04/30		1,305	1,109,674
TJX Cos., Inc.
2.250%, 09/15/26		1,150	1,070,378
Toronto-Dominion Bank
4.456%, 06/08/32		750	736,162
TransCanada PipeLines Ltd.
4.875%, 01/15/26		90	90,458
4.250%, 05/15/28		300	292,939
4.625%, 03/01/34		800	770,396
7.250%, 08/15/38		800	934,497
Travelers Cos., Inc.
5.350%, 11/01/40		800	854,089
Travelers Property Casualty Corp.
6.375%, 03/15/33		675	767,437
TWDC Enterprises 18 Corp.
3.150%, 09/17/25		200	192,763
4.375%, 08/16/41		2,000	1,868,804
U.S. Bancorp
3.700%, 01/30/24		75	74,186
U.S. Bank NA
2.800%, 01/27/25		750	726,968
UDR, Inc.
2.100%, 06/15/33		1,000	756,060
Unilever Capital Corp.
2.000%, 07/28/26		100	92,475
Union Pacific Corp.
3.750%, 03/15/24		200	197,650
2.891%, 04/06/36		650	542,810
3.200%, 05/20/41		2,500	2,069,463
Valero Energy Corp.
6.625%, 06/15/37		450	501,767
VeriSign, Inc.
2.700%, 06/15/31		1,000	859,435
Verizon Communications, Inc.
4.329%, 09/21/28		623	614,494
4.016%, 12/03/29		151	144,774
2.355%, 03/15/32		238	196,066
Visa, Inc.
2.050%, 04/15/30		1,600	1,395,651
4.150%, 12/14/35		2,552	2,521,853

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

VMware, Inc.
3.900%, 08/21/27		160	$153,631
Vodafone Group PLC
7.875%, 02/15/30		200	233,469
6.250%, 11/30/32		533	584,297
Volvo Treasury AB
2.625%, 02/20/26	EUR	100	106,015
2.000%, 08/19/27	EUR	100	101,956
Vornado Realty LP
3.400%, 06/01/31		800	612,964
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		158	151,865
Walmart, Inc.
2.550%, 04/11/23		100	99,616
6.200%, 04/15/38		100	118,848
Walt Disney Co.
3.700%, 09/15/24		200	196,802
6.200%, 12/15/34		300	344,218
4.625%, 03/23/40		500	491,657
Wells Fargo & Co.
3.000%, 02/19/25		450	433,957
Welltower OP LLC
4.125%, 03/15/29		450	424,403
2.750%, 01/15/31		2,000	1,677,632
Westlake Corp.
3.375%, 06/15/30		100	89,729
Westpac Banking Corp.
2.850%, 05/13/26		300	284,196
3.350%, 03/08/27		350	335,958
WestRock MWV LLC
8.200%, 01/15/30		222	260,142
Whirlpool Corp.
3.700%, 05/01/25		200	194,990
# 4.750%, 02/26/29		600	595,781
WP Carey, Inc.
2.450%, 02/01/32		1,000	816,192
WRKCo, Inc.
3.000%, 06/15/33		1,700	1,439,861
Zoetis, Inc.
3.000%, 09/12/27		34	32,081
TOTAL BONDS			284,164,900
U.S. TREASURY OBLIGATIONS — (26.6%)
U.S. Treasury Bonds
6.750%, 08/15/26		1,000	1,097,266
6.625%, 02/15/27		3,000	3,323,789
1.125%, 05/15/40		6,800	4,535,281
1.125%, 08/15/40		800	530,812
1.750%, 08/15/41		7,300	5,318,164
2.000%, 11/15/41		5,200	3,951,594
U.S. Treasury Notes
0.125%, 07/15/23		1,700	1,664,738
	Face Amount	Value†
	(000)

0.125%, 07/31/23	2,600	$2,541,094
0.125%, 08/15/23	6,000	5,852,578
0.125%, 08/31/23	3,700	3,603,020
0.125%, 10/15/23	800	774,406
0.375%, 10/31/23	5,500	5,323,398
0.500%, 11/30/23	5,400	5,213,320
0.125%, 12/15/23	6,200	5,956,602
0.750%, 12/31/23	2,000	1,928,594
0.250%, 03/15/24	2,700	2,570,379
0.375%, 04/15/24	3,300	3,136,418
0.250%, 06/15/24	4,200	3,961,453
2.250%, 11/15/25	2,000	1,913,203
1.500%, 08/15/26	3,500	3,237,773
1.625%, 09/30/26	2,000	1,856,172
2.000%, 11/15/26	3,000	2,815,430
1.625%, 11/30/26	1,500	1,388,848
1.500%, 01/31/27	2,000	1,836,875
2.250%, 02/15/27	2,500	2,366,113
2.375%, 05/15/27	3,775	3,580,646
0.500%, 06/30/27	2,500	2,181,152
2.250%, 08/15/27	1,700	1,601,520
0.500%, 10/31/27	3,800	3,284,180
2.250%, 11/15/27	1,000	939,648
0.625%, 11/30/27	1,250	1,085,254
0.625%, 12/31/27	3,000	2,599,453
2.750%, 02/15/28	1,700	1,631,801
1.125%, 02/29/28	4,500	3,983,906
1.250%, 03/31/28	5,250	4,669,219
1.250%, 04/30/28	5,800	5,151,125
2.875%, 05/15/28	4,250	4,097,100
2.875%, 08/15/28	4,250	4,090,625
3.125%, 11/15/28	5,000	4,872,266
2.625%, 02/15/29	4,000	3,787,969
1.625%, 08/15/29	750	667,969
0.875%, 11/15/30	5,500	4,545,664
1.625%, 05/15/31	4,000	3,480,156
1.250%, 08/15/31	6,000	5,034,609
TOTAL U.S. TREASURY OBLIGATIONS		137,981,582
TOTAL INVESTMENT SECURITIES (Cost $538,766,988)		495,042,664

		Shares
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	1,947,081	22,523,837
TOTAL INVESTMENTS — (100.0%)
(Cost $561,285,801)^^			$517,566,501

DFA Social Fixed Income Portfolio
CONTINUED
As of January 31, 2023, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,642	GBP	9,435	Citibank, N.A.	02/13/23	$7
EUR	121,062	USD	131,693	Citibank, N.A.	02/28/23	142
Total Appreciation						$149
USD	1,119,666	GBP	922,988	Citibank, N.A.	02/13/23	$(18,510)
USD	1,742,956	DKK	11,938,019	Bank of New York Mellon	02/23/23	(4,289)
USD	19,653,711	EUR	18,132,687	UBS AG	02/28/23	(92,562)
Total (Depreciation)						$(115,361)
Total Appreciation (Depreciation)						$(115,212)
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$72,896,182	—	$72,896,182
Bonds	—	284,164,900	—	284,164,900
U.S. Treasury Obligations	—	137,981,582	—	137,981,582
Securities Lending Collateral	—	22,523,837	—	22,523,837
Forward Currency Contracts**	—	(115,212)	—	(115,212)
TOTAL	—	$517,451,289	—	$517,451,289
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (20.0%)
Treasury Inflation Protected Security
0.625%, 01/15/24	102,396	$100,390,539
0.125%, 07/15/24	93,035	90,320,918
0.250%, 01/15/25	8,799	8,487,978
U.S. Treasury Inflation Indexed Bonds
0.500%, 04/15/24	97,623	95,182,635
0.125%, 10/15/24	93,123	90,128,238
TOTAL U.S. TREASURY OBLIGATIONS		384,510,308

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.0%)
DFA Intermediate Government Fixed Income Portfolio DFA Investment Dimensions Group Inc.	86,752,401	966,421,745
DFA Two-Year Global Fixed Income Portfolio DFA Investment Dimensions Group, Inc.	60,338,169	576,832,893
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,693,243,749)		1,543,254,638
TOTAL INVESTMENT SECURITIES (Cost $2,083,822,633)		1,927,764,946

TEMPORARY CASH INVESTMENTS — (0.0%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	527,443	527,443
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $2,084,350,088)^^			$1,928,292,401
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$384,510,308	—	$384,510,308
Affiliated Investment Companies	$1,543,254,638	—	—	1,543,254,638
Temporary Cash Investments	527,443	—	—	527,443
Securities Lending Collateral	—	12	—	12
TOTAL	$1,543,782,081	$384,510,320	—	$1,928,292,401

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (2.5%)
*	Charter Communications, Inc., Class A	62,523	$24,028,214
*	Match Group, Inc.	4,952	268,002
	Omnicom Group, Inc.	166,633	14,328,772
#	Sirius XM Holdings, Inc.	45,907	265,802
	Verizon Communications, Inc.	1,894,925	78,772,032
TOTAL COMMUNICATION SERVICES			117,662,822
CONSUMER DISCRETIONARY — (13.4%)
*	Amazon.com, Inc.	89,916	9,273,037
	Best Buy Co., Inc.	272,637	24,188,355
*	Booking Holdings, Inc.	1,642	3,996,792
*	Burlington Stores, Inc.	2,810	645,822
*	Chipotle Mexican Grill, Inc.	500	823,190
	Darden Restaurants, Inc.	78,569	11,625,855
	Dollar General Corp.	104,446	24,398,586
	eBay, Inc.	51,253	2,537,024
*	Etsy, Inc.	89,750	12,347,805
	Genuine Parts Co.	4,750	797,145
#	Hanesbrands, Inc.	101	852
	Hilton Worldwide Holdings, Inc.	24,240	3,516,982
	Home Depot, Inc.	429,985	139,388,237
	Lowe's Cos., Inc.	318,826	66,395,515
*	Lululemon Athletica, Inc.	57,671	17,698,076
	Marriott International, Inc., Class A	117,386	20,446,293
	NIKE, Inc., Class B	353,147	44,966,208
*	NVR, Inc.	1,863	9,818,010
*	O'Reilly Automotive, Inc.	42,428	33,617,826
	Pool Corp.	18,597	7,171,189
	Ross Stores, Inc.	348,574	41,197,961
	Service Corp. International	76,856	5,698,872
	Starbucks Corp.	125,207	13,665,092
	Target Corp.	269,232	46,345,597
	TJX Cos., Inc.	600,719	49,174,857
	Tractor Supply Co.	101,092	23,047,965
	Travel & Leisure Co.	7,845	332,393
*	Ulta Beauty, Inc.	43,665	22,442,063
#	Williams-Sonoma, Inc.	58,255	7,860,930
TOTAL CONSUMER DISCRETIONARY			643,418,529
CONSUMER STAPLES — (11.9%)
	Altria Group, Inc.	940,393	42,355,301
	Clorox Co.	51,813	7,496,823
	Coca-Cola Co.	1,429,132	87,634,374
	Colgate-Palmolive Co.	233,131	17,375,253
	Costco Wholesale Corp.	167,842	85,790,760
	Estee Lauder Cos., Inc., Class A	86,812	24,053,869
*	Herbalife Nutrition Ltd.	8,932	156,935
	Hershey Co.	78,250	17,574,950
	Kellogg Co.	264,986	18,172,740
	Kimberly-Clark Corp.	77,197	10,036,382
	Kroger Co.	743,305	33,173,702
	Lamb Weston Holdings, Inc.	71,525	7,144,632

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PepsiCo, Inc.	696,208	$119,065,492
	Procter & Gamble Co.	274,144	39,032,623
	Sysco Corp.	238,815	18,498,610
	Walmart, Inc.	290,440	41,785,603
TOTAL CONSUMER STAPLES			569,348,049
ENERGY — (2.9%)
	Cheniere Energy, Inc.	38,026	5,809,992
	ConocoPhillips	437,268	53,289,851
	Devon Energy Corp.	159,740	10,101,958
	EOG Resources, Inc.	35,539	4,700,033
	Hess Corp.	49,602	7,448,236
	Marathon Petroleum Corp.	900	115,668
	Occidental Petroleum Corp.	774,520	50,181,151
	Pioneer Natural Resources Co.	300	69,105
	Valero Energy Corp.	48,400	6,777,452
TOTAL ENERGY			138,493,446
FINANCIALS — (4.3%)
	American Express Co.	354,187	61,957,932
	Ameriprise Financial, Inc.	106,466	37,275,876
	Aon PLC, Class A	87,131	27,766,907
	Blackstone, Inc.	12,794	1,227,712
	Discover Financial Services	234,227	27,341,318
	Lazard Ltd., Class A	325	13,026
	LPL Financial Holdings, Inc.	65,582	15,550,804
	Moody's Corp.	54,880	17,712,520
	MSCI, Inc.	14,305	7,603,966
	Progressive Corp.	66,130	9,016,825
	Travelers Cos., Inc.	11,660	2,228,459
TOTAL FINANCIALS			207,695,345
HEALTH CARE — (15.1%)
	AbbVie, Inc.	821,523	121,380,023
	AmerisourceBergen Corp.	97,860	16,534,426
	Amgen, Inc.	295,444	74,570,066
	Bristol-Myers Squibb Co.	813,510	59,101,502
	Cardinal Health, Inc.	325,170	25,119,383
*	DaVita, Inc.	104,319	8,594,842
	Eli Lilly & Co.	409,032	140,768,363
	Gilead Sciences, Inc.	694,162	58,267,958
	HCA Healthcare, Inc.	84,774	21,623,304
*	Hologic, Inc.	208,309	16,950,103
*	IDEXX Laboratories, Inc.	58,292	28,009,306
	McKesson Corp.	2,895	1,096,279
	Merck & Co., Inc.	493,090	52,962,797
*	Mettler-Toledo International, Inc.	14,593	22,369,902
*	Moderna, Inc.	113,771	20,030,522
*	Molina Healthcare, Inc.	14,694	4,582,030
*	Neogen Corp.	166,871	3,572,708
	Organon & Co.	153,272	4,618,085
*	Regeneron Pharmaceuticals, Inc.	3,083	2,338,363
*	Waters Corp.	17,940	5,894,725
	Zoetis, Inc.	201,953	33,421,202
TOTAL HEALTH CARE			721,805,889

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (12.9%)
	3M Co.	310,822	$35,769,396
	Allegion PLC	36,527	4,293,749
*	Boeing Co.	28,670	6,106,710
	Booz Allen Hamilton Holding Corp.	86,441	8,180,776
	BWX Technologies, Inc.	1,500	91,290
	Carrier Global Corp.	132,066	6,012,965
	Caterpillar, Inc.	272,530	68,756,594
	CH Robinson Worldwide, Inc.	51,776	5,186,402
	Cintas Corp.	42,542	18,877,587
	CSX Corp.	400,646	12,387,974
	Deere & Co.	150,390	63,590,908
*	Delta Air Lines, Inc.	523,974	20,487,383
	Expeditors International of Washington, Inc.	20,865	2,256,550
	Fastenal Co.	1,537	77,695
	Illinois Tool Works, Inc.	135,400	31,959,816
	JB Hunt Transport Services, Inc.	72,973	13,795,546
	Lennox International, Inc.	2,197	572,582
	Lockheed Martin Corp.	121,861	56,453,327
	Masco Corp.	12,069	642,071
	Northrop Grumman Corp.	11,833	5,301,657
	Old Dominion Freight Line, Inc.	14,008	4,668,026
	Otis Worldwide Corp.	20,717	1,703,559
	Robert Half International, Inc.	52,584	4,414,953
	Rollins, Inc.	64,509	2,348,128
	Toro Co.	34,841	3,885,468
	Union Pacific Corp.	315,664	64,455,432
	United Parcel Service, Inc., Class B	394,779	73,124,914
*	United Rentals, Inc.	80,731	35,598,334
	Verisk Analytics, Inc.	23,111	4,201,349
	Waste Management, Inc.	218,335	33,782,975
	WW Grainger, Inc.	44,501	26,232,449
TOTAL INDUSTRIALS			615,216,565
INFORMATION TECHNOLOGY — (32.8%)
	Accenture PLC, Class A	308,451	86,073,252
*	Adobe, Inc.	25,365	9,393,674
	Apple, Inc.	1,471,447	212,315,088
	Applied Materials, Inc.	493,558	55,026,781
*	Aspen Technology, Inc.	8,509	1,691,164
*	Autodesk, Inc.	88,623	19,068,125
	Automatic Data Processing, Inc.	196,451	44,360,600
	Broadcom, Inc.	206,313	120,695,168
	Broadridge Financial Solutions, Inc.	81,226	12,213,141
	CDW Corp.	99,547	19,514,198
	Dell Technologies, Inc., Class C	102,737	4,173,177
*	Dropbox, Inc., Class A	50,704	1,177,854
*	Enphase Energy, Inc.	100	22,138
*	Fair Isaac Corp.	9,573	6,375,139
*	FleetCor Technologies, Inc.	8,056	1,682,173
*	Fortinet, Inc.	280,080	14,659,387
*	Gartner, Inc.	53,466	18,078,993
	Gen Digital, Inc.	289,435	6,659,899
*	GoDaddy, Inc., Class A	28,760	2,362,059
	International Business Machines Corp.	500,171	67,388,039
	Jack Henry & Associates, Inc.	9,411	1,694,827
	KLA Corp.	72,200	28,337,056
*	Kyndryl Holdings, Inc.	3,699	49,530
	Lam Research Corp.	72,492	36,253,249
	Mastercard, Inc., Class A	347,507	128,786,094

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Microchip Technology, Inc.	100,546	$7,804,381
	Microsoft Corp.	896,964	222,276,649
	NetApp, Inc.	99,721	6,604,522
	NXP Semiconductors NV	6,032	1,111,758
	Oracle Corp.	1,054,524	93,283,193
	Paychex, Inc.	172,404	19,974,728
	QUALCOMM, Inc.	560,047	74,603,861
	Seagate Technology Holdings PLC	176,363	11,953,884
	Teradyne, Inc.	116,513	11,849,372
	Texas Instruments, Inc.	464,163	82,254,325
	Visa, Inc., Class A	610,576	140,560,701
*	VMware, Inc., Class A	7,968	975,841
TOTAL INFORMATION TECHNOLOGY			1,571,304,020
MATERIALS — (3.1%)
	Avery Dennison Corp.	55,076	10,433,597
	Ball Corp.	2,255	131,331
	Berry Global Group, Inc.	30,253	1,867,518
	CF Industries Holdings, Inc.	29,000	2,456,300
*	Cleveland-Cliffs, Inc.	10,332	220,588
	Crown Holdings, Inc.	89,288	7,871,630
	Dow, Inc.	315,084	18,700,235
	LyondellBasell Industries NV, Class A	311,555	30,124,253
	Nucor Corp.	249,069	42,097,642
#	Scotts Miracle-Gro Co.	673	48,584
	Sealed Air Corp.	11,977	655,861
	Sherwin-Williams Co.	103,032	24,376,341
#	Southern Copper Corp.	6,256	470,514
	Steel Dynamics, Inc.	60,618	7,312,956
TOTAL MATERIALS			146,767,350
UTILITIES — (0.1%)
	NRG Energy, Inc.	98,251	3,362,149
TOTAL COMMON STOCKS Cost ($3,533,760,162)			4,735,074,164

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	41,624,324	41,624,324
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	694,613	8,035,283
TOTAL INVESTMENTS — (100.0%)
(Cost $3,583,418,631)^^			$4,784,733,771
As of January 31, 2023, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	169	03/17/23	$34,381,899	$34,560,500	$178,601
Total Futures Contracts			$34,381,899	$34,560,500	$178,601

U.S. High Relative Profitability Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$117,662,822	—	—	$117,662,822
Consumer Discretionary	643,086,136	$332,393	—	643,418,529
Consumer Staples	569,348,049	—	—	569,348,049
Energy	138,493,446	—	—	138,493,446
Financials	207,695,345	—	—	207,695,345
Health Care	721,805,889	—	—	721,805,889
Industrials	615,216,565	—	—	615,216,565
Information Technology	1,571,304,020	—	—	1,571,304,020
Materials	146,767,350	—	—	146,767,350
Utilities	3,362,149	—	—	3,362,149
Temporary Cash Investments	41,624,324	—	—	41,624,324
Securities Lending Collateral	—	8,035,283	—	8,035,283
Futures Contracts**	178,601	—	—	178,601
TOTAL	$4,776,544,696	$8,367,676	—	$4,784,912,372
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRALIA — (8.0%)
	ALS Ltd.	175,861	$1,631,632
	Ampol Ltd.	73,056	1,584,283
	Aristocrat Leisure Ltd.	68,427	1,652,048
	Aurizon Holdings Ltd.	3,322	8,683
#	BHP Group Ltd., Sponsored ADR	439,796	30,851,689
	BHP Group Ltd., Class DI	502,867	17,623,938
	BlueScope Steel Ltd.	243,854	3,325,310
	Brambles Ltd.	713,130	6,064,137
	Carsales.com Ltd.	84,194	1,363,121
	Cochlear Ltd.	6,486	979,883
	Coles Group Ltd.	477,267	6,002,885
	Computershare Ltd.	79,056	1,331,449
	CSL Ltd.	8,882	1,875,438
#	Domino's Pizza Enterprises Ltd.	23,613	1,272,931
	Eagers Automotive Ltd.	21,683	176,354
	Endeavour Group Ltd.	306,354	1,438,503
	Fortescue Metals Group Ltd.	512,459	8,094,573
	IDP Education Ltd.	20,461	455,328
	Iluka Resources Ltd.	120,140	924,438
	James Hardie Industries PLC, CDI	166,749	3,741,602
	JB Hi-Fi Ltd.	56,863	1,955,091
*	Lottery Corp. Ltd.	328,285	1,094,881
	Medibank Pvt Ltd.	1,041,299	2,169,321
	Metcash Ltd.	423,718	1,255,654
	Mineral Resources Ltd.	85,227	5,395,728
	Netwealth Group Ltd.	2,857	27,248
#	New Hope Corp. Ltd.	134,418	557,083
	OZ Minerals Ltd.	22,460	444,862
#	Pro Medicus Ltd.	17,321	827,229
	Ramsay Health Care Ltd.	54,311	2,566,396
	REA Group Ltd.	20,063	1,799,083
	Rio Tinto Ltd.	109,286	9,807,026
	Sonic Healthcare Ltd.	220,028	4,928,089
	Technology One Ltd.	60,633	626,909
	Telstra Corp., Ltd.	1,132,094	3,271,958
Ω	Viva Energy Group Ltd.	265,877	549,681
	Wesfarmers Ltd.	268,055	9,450,734
	Whitehaven Coal Ltd.	259,541	1,543,266
	Woodside Energy Group Ltd., ADR	8,154	211,848
	Woodside Energy Group Ltd.	57,473	1,488,223
	Woolworths Group Ltd.	309,823	7,918,284
#	Yancoal Australia Ltd.	40,711	169,510
TOTAL AUSTRALIA			148,456,329
AUSTRIA — (0.2%)
	OMV AG	49,981	2,503,560
	Verbund AG	6,062	516,138
TOTAL AUSTRIA			3,019,698
BELGIUM — (0.6%)
	Anheuser-Busch InBev SA	57,347	3,461,564
	Proximus SADP	1,212	12,420
	Solvay SA	33,320	3,882,829
	UCB SA	14,764	1,212,192

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Umicore SA	51,735	$1,955,815
TOTAL BELGIUM			10,524,820
CANADA — (10.1%)
	Agnico Eagle Mines Ltd.	3,310	186,908
	Alimentation Couche-Tard, Inc.	184,394	8,420,412
	ARC Resources Ltd.	303,606	3,527,676
	B2Gold Corp.	139,030	550,666
#	BCE, Inc.	30,291	1,432,393
	Canadian National Railway Co.	140,999	16,786,148
	Canadian Natural Resources Ltd.	277,342	17,039,893
	Canadian Pacific Railway Ltd.	221	17,437
#	Canadian Tire Corp. Ltd., Class A	22,173	2,636,330
	CCL Industries, Inc., Class B	56,629	2,648,546
	Cenovus Energy, Inc.	224,732	4,490,145
*	CGI, Inc.	82,222	7,050,472
	Constellation Software, Inc.	6,141	10,849,708
	Dollarama, Inc.	54,095	3,235,007
	Element Fleet Management Corp.	8,200	115,862
	Empire Co. Ltd., Class A	68,713	1,977,393
	Endeavour Mining PLC	2,700	63,617
	FirstService Corp.	10,444	1,492,524
	George Weston Ltd.	33,809	4,349,394
	Gildan Activewear, Inc.	60,328	1,890,076
	Imperial Oil Ltd.	30,862	1,690,003
#	Keyera Corp.	40,622	926,593
	Loblaw Cos. Ltd.	72,648	6,508,317
	Lundin Mining Corp.	263,154	1,991,628
	Magna International, Inc.	123,672	8,029,913
	Metro, Inc.	44,672	2,424,721
	National Bank of Canada	97,276	7,307,306
	Northland Power, Inc.	72,950	1,959,515
	Nutrien Ltd.	82,218	6,806,828
	Open Text Corp.	51,555	1,729,387
	Parkland Corp.	13,156	309,088
	Quebecor, Inc., Class B	49,134	1,165,435
#	Restaurant Brands International, Inc.	71,837	4,807,469
#	Ritchie Bros Auctioneers, Inc.	30,532	1,846,298
	Rogers Communications, Inc., Class B	149,592	7,273,822
	Royal Bank of Canada	61,494	6,292,985
	Shaw Communications, Inc., Class B	191,169	5,689,527
	Suncor Energy, Inc.	312,102	10,836,172
#	Teck Resources Ltd., Class B	155,052	6,713,752
	TFI International, Inc.	25,500	2,839,912
	Toromont Industries Ltd.	28,093	2,244,188
	Tourmaline Oil Corp.	101,517	4,731,178
	West Fraser Timber Co. Ltd.	37,788	3,285,629
#	Whitecap Resources, Inc.	267,985	2,233,628
	WSP Global, Inc.	3,507	447,234
TOTAL CANADA			188,851,135
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	32,100	267,327
DENMARK — (3.6%)
	Coloplast AS, Class B	2,776	335,159
	Novo Nordisk AS, Class B	448,287	62,038,333

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Pandora AS	48,988	$4,079,275
TOTAL DENMARK			66,452,767
FINLAND — (1.2%)
	Elisa Oyj	52,630	2,998,495
	Fortum Oyj	70,611	1,061,442
	Kesko Oyj, Class A	61,869	1,431,268
	Kesko Oyj, Class B	140,319	3,268,518
	Kone Oyj, Class B	66,640	3,634,284
	Metso Outotec Oyj	184,415	2,119,458
	Neste Oyj	109,881	5,252,562
	Orion Oyj, Class A	1,898	101,915
	Orion Oyj, Class B	20,686	1,108,245
	Sampo Oyj, Class A	25,060	1,315,637
TOTAL FINLAND			22,291,824
FRANCE — (9.2%)
	Airbus SE	114,996	14,416,570
	BioMerieux	3,119	317,969
	Bouygues SA	56,047	1,846,409
	Bureau Veritas SA	121,130	3,463,284
	Capgemini SE	8,827	1,675,237
	Carrefour SA	72,469	1,378,431
	Eiffage SA	41,236	4,404,440
	Eurofins Scientific SE	63,629	4,564,094
*	Faurecia SE	3,633	71,568
	Hermes International	6,104	11,423,692
	Ipsen SA	18,178	1,909,326
	Kering SA	19,489	12,160,292
Ω	La Francaise des Jeux SAEM	24,456	1,046,423
	L'Oreal SA	2,001	826,236
	LVMH Moet Hennessy Louis Vuitton SE	67,951	59,319,566
	Orange SA	448,662	4,748,078
	Sartorius Stedim Biotech	5,109	1,782,163
#	STMicroelectronics NV	178,858	8,430,341
	Teleperformance	22,504	6,255,815
#	TotalEnergies SE	512,397	31,676,770
*	Ubisoft Entertainment SA	11,821	244,772
TOTAL FRANCE			171,961,476
GERMANY — (5.5%)
	Adidas AG	34,752	5,595,635
	Bayer AG	221,721	13,801,009
	Bechtle AG	41,988	1,769,406
	Brenntag SE	57,188	4,268,970
Ω	Covestro AG	100,833	4,642,805
	Deutsche Boerse AG	13,500	2,415,721
	Deutsche Post AG	219,519	9,451,762
	Deutsche Telekom AG	866,133	19,296,404
	E.ON SE	948,865	10,345,390
#Ω	Hapag-Lloyd AG	10,586	2,321,601
	Infineon Technologies AG	213,492	7,687,944
	Knorr-Bremse AG	24,707	1,623,942
	Mercedes-Benz Group AG	66,739	4,966,184
	Nemetschek SE	19,755	1,056,188
	Puma SE	36,497	2,492,321
	Rational AG	1,286	845,909
	Rheinmetall AG	13,079	3,056,007

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	RTL Group SA	11,416	$553,917
	RWE AG	54,594	2,430,463
	Telefonica Deutschland Holding AG	536,334	1,579,703
	Volkswagen AG	8,594	1,504,295
	Wacker Chemie AG	6,400	967,293
TOTAL GERMANY			102,672,869
HONG KONG — (2.3%)
	AIA Group Ltd.	688,800	7,788,706
Ω	Budweiser Brewing Co. APAC Ltd.	407,500	1,285,792
	Chow Tai Fook Jewellery Group Ltd.	1,069,800	2,290,080
	HKT Trust & HKT Ltd.	2,020,000	2,646,555
	Hong Kong Exchanges & Clearing Ltd.	293,437	13,198,085
	L'Occitane International SA	25,000	69,557
	Man Wah Holdings Ltd.	470,400	543,849
	PCCW Ltd.	69,270	34,037
	Prada SpA	215,800	1,379,944
	SITC International Holdings Co. Ltd.	679,000	1,483,343
	Techtronic Industries Co. Ltd.	571,500	7,367,654
Ω	WH Group Ltd.	4,329,363	2,666,300
	Xinyi Glass Holdings Ltd.	1,011,000	2,152,547
TOTAL HONG KONG			42,906,449
IRELAND — (0.6%)
#	CRH PLC, Sponsored ADR	84,212	3,964,701
	Kerry Group PLC, Class A	8,319	779,491
	Kingspan Group PLC	38,555	2,479,705
	Smurfit Kappa Group PLC	81,795	3,434,125
TOTAL IRELAND			10,658,022
ISRAEL — (0.5%)
	Ashtrom Group Ltd.	2,929	55,460
	Bank Leumi Le-Israel BM	262,536	2,320,131
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	903,017
*	Delek Group Ltd.	2,421	262,857
	Elbit Systems Ltd.	2,161	365,598
	Electra Ltd.	154	78,923
*	Fattal Holdings 1998 Ltd.	1,155	111,726
	First International Bank of Israel Ltd.	2,446	98,803
	Fox Wizel Ltd.	1,399	126,531
	Harel Insurance Investments & Financial Services Ltd.	38,263	370,146
	ICL Group Ltd.	115,400	916,234
	Mizrahi Tefahot Bank Ltd.	51,078	1,687,141
*	Nova Ltd.	6,296	572,306
	Phoenix Holdings Ltd.	63,853	686,716
	Shapir Engineering & Industry Ltd.	6,345	48,133
	Shufersal Ltd.	28,731	161,218
	Strauss Group Ltd.	12,465	318,941
*	Tower Semiconductor Ltd.	29,421	1,233,394
TOTAL ISRAEL			10,317,275
ITALY — (2.1%)
	Amplifon SpA	35,001	966,491
	CNH Industrial NV	424,295	7,498,894
	DiaSorin SpA	3,256	423,865
	Enel SpA	36,731	216,277
	Eni SpA	673,128	10,358,246

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Ferrari NV	19,434	$4,882,260
*	Iveco Group NV	27,868	228,255
	Moncler SpA	17,237	1,078,823
	Recordati Industria Chimica e Farmaceutica SpA	34,508	1,511,743
	Stellantis NV	716,336	11,261,511
TOTAL ITALY			38,426,365
JAPAN — (19.5%)
	Advantest Corp.	64,900	4,652,096
	Aeon Co. Ltd.	186,800	3,829,713
	AGC, Inc.	49,800	1,834,921
	Air Water, Inc.	89,500	1,095,038
	Aisin Corp.	52,200	1,522,961
	Ajinomoto Co., Inc.	117,200	3,863,919
	Amvis Holdings, Inc.	2,200	58,903
	Asics Corp.	7,500	178,504
	Bandai Namco Holdings, Inc.	49,400	3,303,563
	BayCurrent Consulting, Inc.	54,000	2,295,516
	Benefit One, Inc.	28,700	473,695
	BIPROGY, Inc.	34,900	911,822
	Bridgestone Corp.	2,200	82,133
	Calbee, Inc.	700	15,809
	Capcom Co. Ltd.	77,800	2,521,016
	Chugai Pharmaceutical Co. Ltd.	154,000	3,992,462
	Cosmo Energy Holdings Co. Ltd.	33,900	950,690
	Cosmos Pharmaceutical Corp.	8,000	781,658
	CyberAgent, Inc.	178,700	1,671,194
	Daicel Corp.	38,900	287,015
	Daikin Industries Ltd.	27,500	4,776,601
	Daito Trust Construction Co. Ltd.	32,800	3,241,248
	Daiwa House Industry Co. Ltd.	23,700	569,156
	Dentsu Group, Inc.	2,800	90,185
	Disco Corp.	13,000	3,905,624
	Dowa Holdings Co. Ltd.	28,200	984,551
	Ebara Corp.	7,000	297,217
	ENEOS Holdings, Inc.	1,752,500	6,274,294
	Fast Retailing Co. Ltd.	14,000	8,503,031
	Food & Life Cos. Ltd.	35,600	792,331
	FP Corp.	10,100	274,464
	Fuji Electric Co. Ltd.	4,500	182,151
	Fuji Kyuko Co. Ltd.	3,000	105,392
	Fujikura Ltd.	34,900	265,287
	Fujitsu Ltd.	53,600	7,631,532
	GMO internet group, Inc.	28,200	554,972
	GMO Payment Gateway, Inc.	15,500	1,434,245
	Goldwin, Inc.	10,300	784,677
	Hakuhodo DY Holdings, Inc.	10,500	113,477
	Haseko Corp.	87,800	1,015,773
	Hitachi Ltd.	264,700	13,881,516
	Hoya Corp.	78,800	8,665,787
	Ibiden Co. Ltd.	55,000	2,146,589
	Idemitsu Kosan Co. Ltd.	114,800	2,870,088
	IHI Corp.	73,200	2,224,159
	Information Services International-Dentsu Ltd.	4,500	149,077
	Inpex Corp.	249,400	2,740,567
	Internet Initiative Japan, Inc.	47,200	885,744
	Ito En Ltd.	23,100	824,202
	Itochu Techno-Solutions Corp.	48,000	1,188,360
	Iwatani Corp.	18,300	788,752

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Exchange Group, Inc.	223,100	$3,414,449
	Japan Tobacco, Inc.	97,200	1,982,093
	JFE Holdings, Inc.	272,400	3,591,771
	Kakaku.com, Inc.	49,100	818,599
	Kao Corp.	67,500	2,728,474
	KDDI Corp.	492,100	15,374,893
	Kobe Bussan Co. Ltd.	50,200	1,449,362
	Konami Group Corp.	30,400	1,494,874
	Kuraray Co. Ltd.	1,800	14,899
	Lasertec Corp.	20,100	3,805,390
	Lawson, Inc.	28,900	1,155,603
	Lixil Corp.	130,000	2,244,291
	M3, Inc.	84,900	2,321,413
	McDonald's Holdings Co. Japan Ltd.	28,400	1,122,009
	MEIJI Holdings Co. Ltd.	34,200	1,763,786
	Minebea Mitsumi, Inc.	176,800	3,082,100
	MISUMI Group, Inc.	99,300	2,499,129
	Mitsubishi Chemical Group Corp.	708,100	3,973,464
	Mitsubishi HC Capital, Inc.	364,550	1,860,717
	Mitsui Chemicals, Inc.	101,800	2,396,221
#	Mitsui High-Tec, Inc.	7,400	390,220
	MonotaRO Co. Ltd.	91,700	1,389,104
	Murata Manufacturing Co. Ltd.	156,000	8,913,916
	NET One Systems Co. Ltd.	32,230	873,432
	NGK Insulators Ltd.	27,800	384,788
	Nichirei Corp.	51,200	1,071,382
	Nifco, Inc.	33,900	879,933
	Nihon M&A Center Holdings, Inc.	110,100	1,125,597
	Nintendo Co. Ltd.	265,000	11,489,808
	Nippon Express Holdings, Inc.	40,100	2,327,112
	Nippon Sanso Holdings Corp.	82,800	1,350,540
	Nippon Steel Corp.	197,700	4,115,070
#	Nippon Yusen KK	42,939	1,021,469
	Nissan Chemical Corp.	53,600	2,530,437
	Nitori Holdings Co. Ltd.	5,300	701,485
	Nomura Research Institute Ltd.	69,500	1,668,526
	NTT Data Corp.	164,700	2,554,723
	Olympus Corp.	241,400	4,538,226
	Open House Group Co. Ltd.	40,500	1,532,126
	Oracle Corp.	14,200	972,797
	Otsuka Corp.	36,000	1,184,383
	Pan Pacific International Holdings Corp.	203,000	3,754,104
*	Park24 Co. Ltd.	41,100	697,086
	Persol Holdings Co. Ltd.	78,800	1,727,730
	Rakus Co. Ltd.	27,000	370,023
	Recruit Holdings Co. Ltd.	267,200	8,593,222
	Relo Group, Inc.	42,700	723,611
*	Renesas Electronics Corp.	312,600	3,215,435
	Ryohin Keikaku Co. Ltd.	122,900	1,362,733
	Sanwa Holdings Corp.	92,100	975,009
	SCREEN Holdings Co. Ltd.	9,500	707,911
	SCSK Corp.	78,100	1,272,047
	Seiko Epson Corp.	166,100	2,575,878
	Seven & I Holdings Co. Ltd.	150,600	7,110,262
	SG Holdings Co. Ltd.	140,300	2,165,014
#	Sharp Corp.	119,100	989,967
*	SHIFT, Inc.	4,100	765,206
	Shimano, Inc.	17,000	3,031,702
	Shin-Etsu Chemical Co. Ltd.	69,700	10,275,384

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinko Electric Industries Co. Ltd.	30,300	$852,521
#*	Skylark Holdings Co. Ltd.	116,300	1,384,072
	SMS Co. Ltd.	24,200	636,569
	Softbank Corp.	686,600	7,856,141
	Sony Group Corp.	328,700	29,369,849
	Square Enix Holdings Co. Ltd.	25,600	1,210,656
	SUMCO Corp.	159,800	2,367,719
	Sundrug Co. Ltd.	27,400	775,237
	Sysmex Corp.	36,000	2,389,862
	Taiyo Yuden Co. Ltd.	59,000	2,003,965
	TDK Corp.	209,500	7,484,651
	TechnoPro Holdings, Inc.	51,200	1,594,121
	TIS, Inc.	83,600	2,410,635
#	Toei Animation Co. Ltd.	900	89,715
	Tokyo Century Corp.	20,500	720,804
	Tokyo Electron Ltd.	33,900	11,848,869
	Tosoh Corp.	129,700	1,696,918
	Toyota Boshoku Corp.	35,400	525,049
*	Trend Micro, Inc.	59,500	2,946,084
	Unicharm Corp.	79,400	3,028,763
	USS Co. Ltd.	88,900	1,462,242
*	Visional, Inc.	1,400	101,442
	Welcia Holdings Co. Ltd.	38,200	853,795
	Workman Co. Ltd.	8,900	362,904
	Yamaha Motor Co. Ltd.	166,500	4,101,009
	Yaoko Co. Ltd.	6,000	313,225
	Zenkoku Hosho Co. Ltd.	22,900	891,904
	Zensho Holdings Co. Ltd.	40,200	1,026,112
	ZOZO, Inc.	46,300	1,200,244
TOTAL JAPAN			362,409,689
NETHERLANDS — (3.4%)
*Ω	Adyen NV	424	641,049
	ASML Holding NV	91,385	60,411,154
	Koninklijke KPN NV	413,812	1,414,758
	Universal Music Group NV	10,214	261,094
	Wolters Kluwer NV	13,695	1,493,070
TOTAL NETHERLANDS			64,221,125
NEW ZEALAND — (0.3%)
	Chorus Ltd.	314,405	1,701,447
#	Fisher & Paykel Healthcare Corp. Ltd.	102,573	1,683,344
	Mainfreight Ltd.	15,626	723,248
	Spark New Zealand Ltd.	718,523	2,422,669
TOTAL NEW ZEALAND			6,530,708
NORWAY — (0.8%)
	AF Gruppen ASA	2,392	34,144
	Aker BP ASA	47,410	1,444,191
	Borregaard ASA	6,056	93,367
Ω	Elkem ASA	50,305	178,190
	Equinor ASA	304,550	9,281,661
	Gjensidige Forsikring ASA	6,902	124,053
	Telenor ASA	153,214	1,603,938
	TGS ASA	38,625	639,518
	TOMRA Systems ASA	43,018	759,411

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Yara International ASA	22,249	$988,551
TOTAL NORWAY			15,147,024
PORTUGAL — (0.2%)
	Galp Energia SGPS SA	113,250	1,550,171
	Jeronimo Martins SGPS SA	63,921	1,387,771
TOTAL PORTUGAL			2,937,942
SINGAPORE — (1.1%)
	DBS Group Holdings Ltd.	386,358	10,577,041
	DFI Retail Group Holdings Ltd.	93,600	299,522
	Great Eastern Holdings Ltd.	2,100	30,403
	Olam Group Ltd.	413,800	503,113
	Sembcorp Industries Ltd.	350,100	965,462
	Singapore Exchange Ltd.	295,300	2,079,951
	Singapore Technologies Engineering Ltd.	578,800	1,627,320
	United Overseas Bank Ltd.	19,600	445,520
	Venture Corp. Ltd.	99,700	1,407,899
	Wilmar International Ltd.	554,800	1,724,885
TOTAL SINGAPORE			19,661,116
SPAIN — (1.7%)
	Acciona SA	7,364	1,436,717
#	ACS Actividades de Construccion y Servicios SA	30,313	897,074
	Endesa SA	100,465	2,002,943
	Ferrovial SA	93,480	2,758,431
	Iberdrola SA	197	2,303
	Industria de Diseno Textil SA	196,125	6,123,181
	Repsol SA	593,804	9,754,320
	Telefonica SA	2,166,567	8,230,833
TOTAL SPAIN			31,205,802
SWEDEN — (2.6%)
	AddTech AB, Class B	79,454	1,268,827
	Atlas Copco AB, Class A	593,536	7,042,935
	Atlas Copco AB, Class B	344,908	3,637,953
#	Avanza Bank Holding AB	56,226	1,297,337
	Axfood AB	37,200	958,113
#	Beijer Ref AB	14,877	229,507
	Boliden AB	57,517	2,581,189
#	Electrolux AB, Class B	124,096	1,757,677
	Epiroc AB, Class A	133,951	2,606,252
	Epiroc AB, Class B	80,900	1,348,803
#	H & M Hennes & Mauritz AB, Class B	201,936	2,487,101
	Indutrade AB	95,244	2,115,105
	Kindred Group PLC, SDR	95,508	962,455
	Lagercrantz Group AB, Class B	37,204	390,333
	Lifco AB, Class B	25,965	476,986
	Medicover AB, Class B	18,708	319,534
*	Millicom International Cellular SA, SDR	52,857	905,617
	Sectra AB, Class B	50,936	721,341
	Sweco AB, Class B	75,626	820,376
	Tele2 AB, Class B	223,821	1,933,036
	Telefonaktiebolaget LM Ericsson, Class A	12,933	83,851
	Telefonaktiebolaget LM Ericsson, Class B	464,826	2,696,205
	Telia Co. AB	119,493	308,607
Ω	Thule Group AB	46,518	1,114,748

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Volvo AB, Class A	59,059	$1,226,875
	Volvo AB, Class B	431,676	8,565,965
TOTAL SWEDEN			47,856,728
SWITZERLAND — (8.0%)
	ABB Ltd.	209,661	7,299,484
*	Accelleron Industries AG	8,653	204,378
	EMS-Chemie Holding AG	2,419	1,803,317
	Geberit AG	14,079	8,010,702
	Givaudan SA	3,610	11,704,450
	Kuehne + Nagel International AG	24,938	5,946,630
#	Logitech International SA	69,413	4,051,637
	Nestle SA	19,801	2,415,901
	Partners Group Holding AG	7,501	7,038,162
	Roche Holding AG	191,822	60,322,451
	Schindler Holding AG	4,016	812,392
	SGS SA	2,308	5,628,367
	Sika AG	49,049	13,937,119
	Sonova Holding AG	24,134	6,035,229
	Straumann Holding AG	26,920	3,524,824
	Swisscom AG	13,349	7,887,331
	Temenos AG	5,207	371,679
Ω	VAT Group AG	6,795	2,115,309
TOTAL SWITZERLAND			149,109,362
UNITED KINGDOM — (13.7%)
	Admiral Group PLC	101,048	2,747,022
Ω	Airtel Africa PLC	115,545	166,808
	Anglo American PLC	335,117	14,453,722
	Antofagasta PLC	24,202	520,017
	Ashtead Group PLC	224,550	14,790,833
	AstraZeneca PLC, Sponsored ADR	2,104	137,538
Ω	Auto Trader Group PLC	383,457	2,975,044
	B&M European Value Retail SA	461,205	2,550,608
	BP PLC, Sponsored ADR	222,657	8,066,863
	BP PLC	165,519	999,776
	BT Group PLC	3,773,332	5,813,547
	Burberry Group PLC	192,103	5,851,632
	Centrica PLC	3,492,389	4,350,825
	Coca-Cola HBC AG	6,584	160,000
	Computacenter PLC	2,304	63,320
#	Diageo PLC, Sponsored ADR	106,135	18,769,975
	Diageo PLC	80,730	3,530,006
*††	Evraz PLC	188,057	0
	Experian PLC	211,338	7,728,519
	Ferguson PLC	94,077	13,255,005
	Glencore PLC	1,388,177	9,296,457
	GSK PLC	1,204,965	21,165,225
	Hargreaves Lansdown PLC	120,292	1,324,321
	Howden Joinery Group PLC	331,968	2,832,609
	Imperial Brands PLC	553,895	13,895,133
	Intertek Group PLC	77,727	4,177,595
	JD Sports Fashion PLC	1,434,096	2,890,591
	Man Group PLC	198,349	610,212
	Next PLC	63,730	5,217,840
	RELX PLC, Sponsored ADR	334,644	9,942,273
	RELX PLC	74,172	2,204,867
	Rentokil Initial PLC	908,866	5,510,843

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Rightmove PLC	361,876	$2,629,350
Rio Tinto PLC	94,176	7,374,096
# Rio Tinto PLC, Sponsored ADR	251,488	19,955,573
Softcat PLC	31,366	469,358
Spirax-Sarco Engineering PLC	8,017	1,145,164
SSE PLC	48,622	1,037,821
# Unilever PLC, Sponsored ADR	587,080	29,999,788
Unilever PLC	110,930	5,638,016
TOTAL UNITED KINGDOM		254,248,192
TOTAL COMMON STOCKS		1,770,134,044
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG	6,152	582,833
Sartorius AG	6,967	3,124,087
Volkswagen AG	41,353	5,735,275
TOTAL GERMANY		9,442,195
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
#* ACS Actividades de Construccion	59,976	30,430
TOTAL INVESTMENT SECURITIES (Cost $1,535,107,163)		1,779,606,669

			Value†
SECURITIES LENDING COLLATERAL — (4.3%)
@§	The DFA Short Term Investment Fund	6,885,253	79,648,609
TOTAL INVESTMENTS — (100.0%)
(Cost $1,614,753,015)^^			$1,859,255,278
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$31,063,537	$117,392,792	—	$148,456,329
Austria	—	3,019,698	—	3,019,698
Belgium	—	10,524,820	—	10,524,820
Canada	188,851,135	—	—	188,851,135
China	—	267,327	—	267,327
Denmark	—	66,452,767	—	66,452,767
Finland	—	22,291,824	—	22,291,824
France	2,947,425	169,014,051	—	171,961,476
Germany	—	102,672,869	—	102,672,869
Hong Kong	—	42,906,449	—	42,906,449
Ireland	3,964,701	6,693,321	—	10,658,022
Israel	1,004,191	9,313,084	—	10,317,275
Italy	4,584,648	33,841,717	—	38,426,365
Japan	—	362,409,689	—	362,409,689
Netherlands	43,788,580	20,432,545	—	64,221,125
New Zealand	—	6,530,708	—	6,530,708
Norway	—	15,147,024	—	15,147,024

International High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$2,937,942	—	$2,937,942
Singapore	—	19,661,116	—	19,661,116
Spain	—	31,205,802	—	31,205,802
Sweden	—	47,856,728	—	47,856,728
Switzerland	$4,051,637	145,057,725	—	149,109,362
United Kingdom	86,872,010	167,376,182	—	254,248,192
Preferred Stocks
Germany	—	9,442,195	—	9,442,195
Rights/Warrants
Spain	—	30,430	—	30,430
Securities Lending Collateral	—	79,648,609	—	79,648,609
TOTAL	$367,127,864	$1,492,127,414	—	$1,859,255,278

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	921,109	$29,346,524
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	842,442	23,411,454
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,036,980	15,212,500
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group, Inc.	595,122	13,425,961
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	435,819	9,505,222
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	225,116	7,271,248
Investment in VA International Small Portfolio of DFA Investment Dimensions Group, Inc.	402,859	4,685,246
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	263,904	3,512,567
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	50,212	2,025,032
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	180,467	716,454
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $88,597,611)^^		$109,112,208
Summary of the Portfolio’s investments as of January 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$109,112,208	—	—	$109,112,208
TOTAL	$109,112,208	—	—	$109,112,208

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Buffalo-Hanover-Montrose Independent School District No. 877 (GO) (SD CRED PROG)
3.000%, 02/01/25	365	$366,284
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	304,615
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	283,443
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	375,000
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	356,000
City of Lakeville (GO) Series B
5.000%, 02/01/24	530	543,925
City of Lakeville (GO) Series C
5.000%, 02/01/24	90	92,365
City of Minneapolis (GO)
3.000%, 12/01/23	265	266,456
3.000%, 12/01/27	1,250	1,265,249
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	732,986
City of Richfield (GO) Series A
3.000%, 02/01/24	255	256,199
City of Rochester Electric Utility Revenue (RB) Series B
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	150	153,239
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	450,244
City of State Paul (GO) Series A
5.000%, 09/01/23	275	279,201
5.000%, 09/01/24	690	719,059
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of State Paul (GO) Series B
5.000%, 11/01/23	265	$270,205
City of Waconia (GO) Series A
3.000%, 02/01/26	820	838,634
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	230,000
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	567,101
Hawley Independent School District No. 150 (RB) (SD CRED PROG) Series A
5.000%, 02/01/25	100	105,153
Hennepin County (GO) Series A
5.000%, 12/01/24	500	524,506
5.000%, 12/01/31	1,000	1,101,617
Hennepin County (GO) Series B
5.000%, 12/01/25	350	378,016
Hennepin County Sales Tax Revenue (RB)
5.000%, 12/15/23	205	209,331
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	250	253,796
Housing & Redevelopment Authority of The City of State Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	261,063
Itasca County (GO) Series A
5.000%, 02/01/23	865	865,000
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	540,057
Metropolitan Council (GO) Series B
5.000%, 12/01/23	890	909,068

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	200	$218,113
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	214,524
Minnesota State (GO) Series A
5.000%, 10/01/23	615	625,730
5.000%, 09/01/24	500	521,057
5.000%, 10/01/24	225	234,990
5.000%, 08/01/25	770	811,647
Minnesota State (GO) Series B
5.000%, 08/01/23	1,060	1,073,892
5.000%, 08/01/24	200	207,969
5.000%, 10/01/26	45	49,577
Minnesota State (GO) Series D
5.000%, 08/01/23	770	780,091
5.000%, 08/01/24	275	285,957
5.000%, 10/01/24	200	208,880
5.000%, 08/01/25	255	272,423
5.000%, 08/01/27	250	267,207
Minnesota State (GO) Series D-UNREFUND_WWW
5.000%, 08/01/24	200	207,969
Minnesota State Colleges And Universities Foundation (RB) Series A
5.000%, 10/01/24	300	312,618
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	670	680,438
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	304,496
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	200	200,000
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
3.000%, 02/01/24	255	$256,350
Olmsted County (GO) Series A
5.000%, 02/01/24	675	692,667
Ramsey County (GO) Series A
5.000%, 02/01/24	1,090	1,117,876
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	500	512,787
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) Series A
5.000%, 02/01/25	495	521,079
Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	40	41,027
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	350	359,091
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	370,624
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	280	287,441
Swift County (GO) Series A
3.000%, 02/01/23	215	215,000
University of Minnesota (RB) Series B
5.000%, 10/01/25	1,025	1,098,739

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Western Minnesota Municipal Power Agency (RB) Series
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 1/1/24)	300	$306,967
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/25	210	220,136
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/24)	650	665,096
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	200	210,136
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	$1,104,898
TOTAL MUNICIPAL BONDS (Cost $29,277,681)		28,955,304
TOTAL INVESTMENTS — (100.0%)
(Cost $29,277,681)^^		$28,955,304
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$28,955,304	—	$28,955,304
TOTAL	—	$28,955,304	—	$28,955,304

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/30	1,585	$1,621,371
Albany Unified School District (GO)
5.000%, 08/01/25	230	246,005
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	101,395
Antelope Valley Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	2,285	2,377,077
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	251,220
Berkeley Unified School District (GO)
5.000%, 08/01/27	790	890,053
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	783,021
Berryessa Union School District (GO) Series B
5.000%, 08/01/23	100	101,335
Burbank Unified School District (GO)
5.000%, 08/01/24	565	587,937
Cajon Valley Union School District (GO)
5.000%, 08/01/24	340	353,701
California Health Facilities Financing Authority (RB)
5.000%, 02/01/34	1,000	1,081,680
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/26	700	768,714
5.000%, 11/15/29	1,185	1,320,905
¤ 5.000%, 08/15/52 (Pre-refunded @ $100, 8/15/23)	1,000	1,014,761
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	115	$131,338
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	223,613
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	815	856,898
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	1,060	1,146,979
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/25	1,890	2,045,085
California State Public Works Board (RB) Series A
5.000%, 08/01/27	2,000	2,253,298
5.000%, 02/01/28	860	980,688
California State Public Works Board (RB) Series C
5.000%, 11/01/25	1,380	1,486,898
5.000%, 11/01/28	1,000	1,159,856
California State Public Works Board (RB) Series D
5.000%, 11/01/26	1,125	1,244,558
5.000%, 05/01/28	1,000	1,146,864
California State Public Works Board (RB) Series H
5.000%, 12/01/26	2,480	2,681,019
California State University (RB) Series A
5.000%, 11/01/23	375	382,703
5.000%, 11/01/24	810	849,535
5.000%, 11/01/25	320	345,055
3.250%, 11/01/28	2,500	2,575,286

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
3.375%, 11/01/29	3,500	$3,615,947
California Statewide Communities Development Authority (RB) Series A
5.000%, 03/01/27	625	664,851
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	339,575
Carlsbad Unified School District (COP)
4.000%, 10/01/27	100	107,785
4.000%, 10/01/28	100	109,435
4.000%, 10/01/29	55	60,989
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,000	1,043,332
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	378,564
City & County of San Francisco (COP)
5.000%, 04/01/25	410	434,425
5.000%, 04/01/26	330	359,569
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	830,494
City of Grover Beach (GO)
5.000%, 09/01/26	345	377,433
City of Grover Beach (GO) Series B
5.000%, 09/01/27	445	498,230
City of Long Beach CA Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	200	232,967
City of Los Angeles (RN)
4.000%, 06/29/23	2,000	2,013,317
City of Los Angeles Department of Airports (RB) Series I
5.000%, 05/15/25	780	828,584
City of Pacifica (COP)
5.000%, 01/01/24	250	256,012
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	285,544
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	222,358
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	1,000	1,113,807
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	2,625	$2,804,215
5.000%, 11/01/35	560	608,708
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	270	291,366
5.000%, 11/01/26	185	205,014
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	453,026
Coast Community College District (GO) Series A
5.000%, 08/01/23	1,515	1,534,855
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	564,338
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	2,830,758
5.000%, 03/01/32	605	640,283
County of Riverside CA (RN) Series A
3.700%, 10/19/23	250	251,858
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	472,811
Davis Joint Unified School District (COP) (AGM)
4.000%, 08/01/27	1,625	1,693,109
Desert Community College District (GO)
5.000%, 08/01/28	2,000	2,252,605
Desert Sands Unified School District (GO) Series E
5.000%, 06/01/23	375	378,325
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	990	1,029,447
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	112,469
5.000%, 06/01/28	125	144,040

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/25	1,785	$1,902,722
East Side Union High School District (GO)
5.000%, 08/01/27	265	298,319
5.000%, 08/01/28	300	345,855
East Side Union High School District (GO) Series B
5.000%, 08/01/33	975	1,044,790
El Monte Union High School District (GO)
5.000%, 06/01/24	270	279,701
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	414,451
Emery Unified School District (GO)
5.000%, 08/01/27	600	674,067
Evergreen School District (GO)
3.000%, 08/01/25	745	757,857
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	762,536
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	540	561,760
Fremont Unified School District/Alameda County (GO) Series E
5.000%, 08/01/27	1,675	1,885,601
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	2,500	2,520,973
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	770	769,306
Fresno Unified School District (GO)
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	2,000	2,080,592
Fresno Unified School District (GO) Series A
4.000%, 08/01/28	1,000	1,087,146
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Gilroy School Facilities Financing Authority (RB) Series A
¤ 4.000%, 08/01/47 (Pre-refunded @ $100, 8/1/23)	605	$610,075
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	5,025	5,346,940
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	1,000	1,011,869
Hayward Area Recreation & Park District (GO) Series
5.000%, 08/01/24	315	327,528
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	265	299,074
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	566,160
Kern High School District (GO) Series E
4.000%, 08/01/24	200	204,852
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	769,087
4.000%, 08/01/25	390	407,064
4.000%, 08/01/26	330	350,066
Lodi Unified School District (GO)
5.000%, 08/01/27	600	675,165
5.000%, 08/01/28	500	575,302
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	512,576
4.000%, 08/01/25	530	553,321
Los Alamitos Unified School District (GO) Series A
3.000%, 08/01/37	1,175	1,103,502
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	170	176,953

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Community College District (GO) Series C
5.000%, 06/01/26	580	$635,655
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/24	1,110	1,156,400
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/25	1,910	2,040,864
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/24	625	649,532
5.000%, 07/01/25	970	1,036,223
5.000%, 07/01/27	815	918,175
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/23	1,000	1,011,375
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/28	1,270	1,374,001
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	283,631
5.000%, 12/01/25	205	221,527
Los Angeles County Public Works Financing Authority (RB) Series G
5.000%, 12/01/28	625	727,376
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/27	1,825	2,056,037
5.000%, 07/01/31	1,250	1,421,959
Los Angeles Department of Water & Power (RB) Series C
4.000%, 07/01/26	1,000	1,062,929
5.000%, 07/01/28	515	594,310
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/23	805	814,123
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	1,000	$1,039,109
5.000%, 07/01/26	540	593,103
5.000%, 07/01/30	750	813,340
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,126,595
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	250	259,777
5.000%, 07/01/25	50	53,438
5.000%, 07/01/26	1,015	1,101,816
5.000%, 07/01/33	1,405	1,520,376
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/27	1,330	1,500,774
5.000%, 07/01/29	350	389,363
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/26	345	378,927
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	455	472,665
5.000%, 07/01/25	2,285	2,439,327
5.000%, 07/01/26	1,575	1,729,883
5.000%, 07/01/27	1,060	1,194,191
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	280	315,447
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	300	337,979
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,050	1,177,806
Los Rios Community College District (GO)
5.000%, 08/01/28	660	761,252
Marin Community College District (GO)
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	1,750	1,809,556

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/28	1,000	$1,161,191
Metropolitan Water District of Southern California (RB) Series B
3.000%, 07/01/28	2,205	2,313,485
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	418,877
5.000%, 12/01/26	265	291,621
5.000%, 12/01/27	385	433,487
Montebello Unified School District (GO) Series
5.000%, 08/01/23	130	131,555
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	773,698
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	21,392
5.000%, 08/01/26	280	307,209
5.000%, 08/01/27	130	146,048
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	280,861
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	130,975
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/23	760	775,383
5.000%, 11/01/24	505	529,293
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/27	1,850	2,044,736
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	265	275,992
New Haven Unified School District (GO)
5.000%, 08/01/26	225	247,583
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	168,964
5.000%, 12/01/28	175	200,862
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	280	$288,887
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	125,131
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	403,375
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,147,638
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	320	349,820
Oakland Unified School District/Alameda County (GO) Series
5.000%, 08/01/28	1,000	1,067,271
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	213,012
Orange County Sanitation District (RB) Series A
5.000%, 02/01/26	2,000	2,169,316
5.000%, 02/01/33	860	933,755
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	215,271
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	294,701
Palomar Community College District (GO)
5.000%, 05/01/23	200	201,292
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	580	615,723
Pasadena Unified School District (GO)
5.000%, 08/01/26	560	614,418
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,015	1,113,632
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	726,736
5.000%, 08/01/29	1,930	2,001,111

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	$207,748
Pomona Unified School District (GO)
5.000%, 08/01/29	350	410,196
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	258,342
Reed Union School District (GO)
4.000%, 08/01/26	250	266,691
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	533,951
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	262,122
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,000	1,041,797
Riverside County Transportation Commission Sales Tax Revenue (RB) Series A
¤ 5.250%, 06/01/39 (Pre-refunded @ $100, 6/1/23)	2,015	2,034,380
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	429,868
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/28	615	659,790
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	500	568,467
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/26	1,050	1,155,783
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/28	750	$866,661
San Diego Association of Governments (RB) Series A
5.000%, 11/15/25	570	597,030
San Diego Community College District (GO)
5.000%, 08/01/23	500	506,553
5.000%, 08/01/26	1,725	1,898,139
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	1,500	1,519,957
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	675	695,984
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	972,662
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	170	186,133
5.000%, 05/01/27	115	129,220
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	539,644
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/23	900	910,875
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	1,500	1,560,158
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	240	263,435
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/28	530	604,719
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	2,370,778

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Community College District (GO)
5.000%, 06/15/24	1,360	$1,409,219
San Francisco Unified School District (GO)
5.000%, 06/15/23	2,905	2,934,359
5.000%, 06/15/28	1,850	2,127,614
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	710	757,849
5.000%, 06/15/26	880	965,119
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,500	1,640,805
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,160	1,334,072
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	240	256,701
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	2,000	2,016,184
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/24	250	262,125
5.000%, 11/15/25	560	603,269
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	800	856,274
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	1,000	1,094,198
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	341,411
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	150	173,677
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	145	163,364
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	670	$696,998
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	1,015	1,078,667
5.000%, 05/01/26	3,000	3,280,739
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	420	460,586
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,150	1,265,426
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/25	1,150	1,168,751
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	530	551,357
Santee School District (GO)
5.000%, 08/01/24	290	301,773
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	153,728
5.000%, 08/01/26	250	274,294
Scotts Valley Unified School District (GO) Series C
4.000%, 08/01/25	310	323,641
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	611,407
¤ 5.000%, 02/01/44 (Pre-refunded @ $100, 2/1/24)	1,455	1,495,121
Simi Valley Unified School District (GO) Series C
5.000%, 08/01/24	1,000	1,041,048

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	$271,118
Southwestern Community College District (GO) Series C
3.000%, 08/01/23	730	732,391
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	2,045	2,190,400
State Center Community College District (GO) Series C
5.000%, 08/01/24	385	400,804
State of California (GO)
5.000%, 08/01/23	585	592,813
5.000%, 11/01/23	1,500	1,530,023
4.000%, 03/01/24	3,700	3,768,188
5.000%, 04/01/24	2,900	2,990,833
5.000%, 09/01/24	1,000	1,042,909
5.000%, 10/01/24	625	653,272
4.000%, 11/01/24	310	319,042
5.000%, 11/01/24	795	832,823
5.000%, 10/01/25	1,710	1,838,080
5.000%, 12/01/25	1,500	1,620,069
3.000%, 03/01/26	1,250	1,266,547
5.000%, 08/01/26	5,070	5,575,271
5.000%, 09/01/26	2,515	2,771,496
4.000%, 11/01/26	1,735	1,856,272
5.000%, 12/01/26	895	992,553
3.500%, 08/01/27	8,905	9,274,143
5.000%, 08/01/27	5,665	6,385,064
5.000%, 10/01/27	1,055	1,193,911
5.000%, 11/01/27	245	277,819
5.000%, 04/01/28	1,685	1,928,796
5.000%, 08/01/28	2,815	3,246,856
5.000%, 11/01/29	2,000	2,261,225
5.000%, 02/01/32	2,000	2,000,000
State of California (GO) Series C
5.000%, 12/01/27	2,230	2,533,835
State of California (GO) (AMBAC)
5.000%, 02/01/27	645	718,074
Stockton Unified School District (GO)
5.000%, 08/01/26	1,835	1,991,957
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	275	284,927
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/28	2,000	$2,071,296
Sylvan Union School District (GO)
5.000%, 08/01/26	620	680,248
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	406,443
Tahoe-Truckee Unified School District (GO) Series B
5.000%, 08/01/26	100	109,895
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	453,581
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	521,296
Union Sanitary District Financing Authority (RB) Series A
4.000%, 09/01/23	1,055	1,065,073
University of California (RB) Series AO
5.000%, 05/15/27	3,520	3,757,092
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	1,060	1,133,226
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	150,559
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/26	450	493,410
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	3,390	3,434,935
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	248,267
TOTAL MUNICIPAL BONDS (Cost $279,482,679)		277,035,336
TOTAL INVESTMENTS — (100.0%)
(Cost $279,482,679)^^		$277,035,336

DFA California Municipal Real Return Portfolio
CONTINUED
As of January 31, 2023, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.204%	Fixed	CPI	Maturity	USD	6,000,000	11/16/27	—	—	$76,184	$76,184
Bank of America Corp.	3.030%	Fixed	CPI	Maturity	USD	6,000,000	05/17/23	—	—	459,090	459,090
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	234,915	234,915
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	165,232	165,232
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	135,385	135,385
Bank of America Corp.	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	67,517	67,517
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	131,573	131,573
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	96,903	96,903
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	540,965	540,965
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	278,117	278,117
Bank of America Corp.	2.578%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	320,542	320,542
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	733,789	733,789
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	457,623	457,623
Bank of America Corp.	2.320%	Fixed	CPI	Maturity	USD	4,000,000	02/19/23	—	—	374,584	374,584
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	515,497	515,497
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	601,440	601,440
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	918,474	918,474
Bank of America Corp.	2.063%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	413,314	413,314
Bank of America Corp.	1.968%	Fixed	CPI	Maturity	USD	10,000,000	01/11/24	—	—	22,095	22,095
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	431,595	431,595
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	829,362	829,362
Citibank, N.A.	4.233%	Fixed	CPI	Maturity	USD	12,000,000	03/09/24	—	—	48,064	48,064
Citibank, N.A.	3.605%	Fixed	CPI	Maturity	USD	4,000,000	02/01/23	—	—	140,195	140,195
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	8,000,000	01/20/24	—	—	221,096	221,096
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	67,310	67,310
Citibank, N.A.	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	235,927	235,927
Citibank, N.A.	2.313%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	562,679	562,679
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	648,540	648,540
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	452,995	452,995
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	529,059	529,059
Citibank, N.A.	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	994,962	994,962
Total Appreciation										$11,705,023	$11,705,023
Bank of America Corp.	3.307%	Fixed	CPI	Maturity	USD	7,000,000	05/16/26	—	—	(61,868)	(61,868)
Bank of America Corp.	3.200%	Fixed	CPI	Maturity	USD	7,000,000	05/12/27	—	—	(78,113)	(78,113)
Bank of America Corp.	3.185%	Fixed	CPI	Maturity	USD	6,000,000	06/07/28	—	—	(133,573)	(133,573)
Bank of America Corp.	3.175%	Fixed	CPI	Maturity	USD	6,000,000	05/27/27	—	—	(83,114)	(83,114)
Bank of America Corp.	2.732%	Fixed	CPI	Maturity	USD	5,000,000	10/20/29	—	—	(80,768)	(80,768)
Citibank, N.A.	2.687%	Fixed	CPI	Maturity	USD	5,000,000	11/21/23	—	—	(5,510)	(5,510)
Citibank, N.A.	2.670%	Fixed	CPI	Maturity	USD	16,000,000	12/14/23	—	—	(45,515)	(45,515)
Intercontinental Exchange, Inc.	2.964%	Fixed	CPI	Maturity	USD	6,000,000	11/09/26	—	—	(113,944)	(113,944)

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Intercontinental Exchange, Inc.	2.792%	Fixed	CPI	Maturity	USD	5,000,000	10/20/27	—	—	$(77,179)	$(77,179)
Morgan Stanley and Co. International	3.875%	Fixed	CPI	Maturity	USD	4,000,000	05/09/25	—	—	(61,555)	(61,555)
Morgan Stanley and Co. International	3.510%	Fixed	CPI	Maturity	USD	9,000,000	05/17/26	—	—	(154,828)	(154,828)
Morgan Stanley and Co. International	3.295%	Fixed	CPI	Maturity	USD	6,000,000	04/22/29	—	—	(154,599)	(154,599)
Morgan Stanley and Co. International	2.270%	Fixed	CPI	Maturity	USD	11,000,000	01/27/24	—	—	(4,541)	(4,541)
Total (Depreciation)										$(1,055,107)	$(1,055,107)
Total Appreciation (Depreciation)										$10,649,916	$10,649,916
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$277,035,336	—	$277,035,336
Swap Agreements**	—	10,649,916	—	10,649,916
TOTAL	—	$287,685,252	—	$287,685,252
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.6%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$65,184
Federal Home Loan Bank
	4.750%, 03/10/23		170	170,075
Federal National Mortgage Association
	2.500%, 02/15/38		43,660	40,768,813
	2.000%, 02/15/53		12,485	10,493,252
	2.500%, 02/15/53		53,307	46,670,163
	3.000%, 02/15/53		53,507	48,599,405
Federal National Mortgage Association
	2.000%, 02/15/38		47,468	43,134,691
Government National Mortgage Association
	2.500%, 02/21/53		28,077	25,024,443
	3.000%, 02/21/53		12,726	11,690,024
Tennessee Valley Authority
	5.625%, 06/07/32	GBP	1,941	2,637,833
TOTAL AGENCY OBLIGATIONS				229,253,883
BONDS — (86.4%)
AUSTRALIA — (6.3%)
ANZ New Zealand International Ltd.
	0.200%, 09/23/27	EUR	1,678	1,548,632
	0.375%, 09/17/29	EUR	1,745	1,517,707
APA Infrastructure Ltd.
	3.500%, 03/22/30	GBP	1,400	1,523,417
	2.000%, 07/15/30	EUR	1,367	1,283,239
ASB Finance Ltd.
	0.500%, 09/24/29	EUR	2,000	1,735,622
Australia Government Bond
	1.000%, 12/21/30	AUD	1,700	995,984
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	1,000	944,071
Buckeye Partners LP
	4.150%, 07/01/23		22	21,882
	3.950%, 12/01/26		87	79,626
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		1,810	1,708,226
FMG Resources August 2006 Pty Ltd.
Ω	4.500%, 09/15/27		5,800	5,536,187
Ω	5.875%, 04/15/30		2,000	1,953,200
Ω	4.375%, 04/01/31		2,100	1,848,000
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Glencore Funding LLC
#Ω	2.500%, 09/01/30		3,310	$2,804,836
Ω	2.850%, 04/27/31		3,000	2,569,375
Macquarie Bank Ltd.
	1.125%, 12/15/25	GBP	379	425,235
Macquarie Group Ltd.
	0.950%, 05/21/31	EUR	1,971	1,648,166
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	4,827,983
	1.500%, 02/20/32	AUD	14,820	8,312,211
	2.000%, 03/08/33	AUD	8,000	4,568,241
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	4,000	2,342,912
Ω	1.500%, 08/20/32	AUD	9,700	5,382,476
Ω	1.750%, 07/20/34	AUD	34,000	18,222,087
Rio Tinto Finance PLC
	4.000%, 12/11/29	GBP	3,500	4,231,341
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	16,797,537
Telstra Corp. Ltd.
	1.375%, 03/26/29	EUR	3,000	2,891,961
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	2,841,541
	4.250%, 12/20/32	AUD	2,500	1,753,736
	2.250%, 09/15/33	AUD	6,000	3,451,742
	2.250%, 11/20/34	AUD	55,600	31,066,008
	2.000%, 09/17/35	AUD	12,900	6,826,687
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	8,547,460
Westpac Banking Corp.
	2.850%, 05/13/26		104	98,521
	2.700%, 08/19/26		23	21,645
	0.875%, 04/17/27	EUR	5,700	5,547,994
	1.125%, 09/05/27	EUR	2,000	1,958,914
	2.150%, 06/03/31		117	100,663
Westpac Securities NZ Ltd.
	0.100%, 07/13/27	EUR	9,600	8,792,246
TOTAL AUSTRALIA				166,727,311
AUSTRIA — (0.0%)
JAB Holdings BV
	1.000%, 07/14/31	EUR	800	685,491
CANADA — (5.8%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	711,098
Ω	3.550%, 07/26/27		1,620	1,527,402

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Bank of Nova Scotia
2.150%, 08/01/31		1,000	$821,672
# 2.450%, 02/02/32		15,000	12,582,484
Canadian Imperial Bank of Commerce
# 3.600%, 04/07/32		1,100	1,012,270
Canadian Natural Resources Ltd.
6.250%, 03/15/38		7,295	7,807,986
Canadian Pacific Railway Co.
3.700%, 02/01/26		45	43,710
CDP Financial, Inc.
1.125%, 04/06/27	EUR	9,000	9,001,978
CI Financial Corp.
3.200%, 12/17/30		7,053	5,515,041
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	22,550	22,918,110
0.050%, 02/24/31	EUR	24,593	20,841,204
Enbridge, Inc.
4.000%, 10/01/23		34	33,760
3.500%, 06/10/24		15	14,679
Fairfax Financial Holdings Ltd.
2.750%, 03/29/28	EUR	461	444,067
4.850%, 04/17/28		1,000	971,302
4.625%, 04/29/30		200	187,962
ITC Holdings Corp.
3.650%, 06/15/24		113	110,658
Methanex Corp.
# 5.250%, 12/15/29		7,600	6,988,276
Nutrien Ltd.
3.000%, 04/01/25		40	38,328
Ontario Teachers' Finance Trust
0.100%, 05/19/28	EUR	9,000	8,292,082
0.050%, 11/25/30	EUR	7,325	6,160,316
Province of Alberta Canada
3.600%, 04/11/28	AUD	2,500	1,684,503
Province of British Columbia Canada
# 6.500%, 01/15/26		93	97,980
Province of Quebec Canada
2.250%, 09/15/26	GBP	6,800	7,859,600
0.875%, 05/04/27	EUR	190	188,557
0.000%, 10/29/30	EUR	6,500	5,566,617
Royal Bank of Canada
2.300%, 11/03/31		700	580,940
3.875%, 05/04/32		8,000	7,498,705
Spectra Energy Partners LP
4.750%, 03/15/24		22	21,912
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,758,178
6.800%, 05/15/38		734	824,626
TC PipeLines LP
3.900%, 05/25/27		2,000	1,925,115
Thomson Reuters Corp.
4.300%, 11/23/23		60	59,628
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Toronto-Dominion Bank
	3.200%, 03/10/32		4,000	$3,588,356
	3.129%, 08/03/32	EUR	2,000	2,038,968
	Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	13,200	12,646,150
	TransCanada PipeLines Ltd.
	5.600%, 03/31/34		1,000	1,027,239
	TOTAL CANADA			153,391,459
DENMARK — (0.8%)
	AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	4,500	4,645,170
	Denmark Government Bond
	0.000%, 11/15/24	DKK	115,000	16,002,558
	DSV Finance BV
	1.375%, 03/16/30	EUR	400	374,288
	TOTAL DENMARK			21,022,016
FINLAND — (1.0%)
	Nokia Oyj
	4.375%, 06/12/27		4,350	4,176,000
Nordea Bank Abp
	0.500%, 05/14/27	EUR	11,960	11,575,443
	0.500%, 11/02/28	EUR	1,000	909,847
OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	8,350	7,746,823
	0.625%, 11/12/29	EUR	2,750	2,383,629
	TOTAL FINLAND			26,791,742
FRANCE — (4.4%)
	Action Logement Services
	1.375%, 04/13/32	EUR	3,000	2,791,150
	Airbus SE
	2.375%, 04/07/32	EUR	1,000	996,660
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	4,500	4,481,185
	0.750%, 01/17/30	EUR	1,200	1,047,601
	1.250%, 06/03/30	EUR	1,700	1,527,685
	0.625%, 02/21/31	EUR	9,900	8,299,143
	1.125%, 01/19/32	EUR	2,700	2,312,316
BNP Paribas SA
	1.500%, 11/17/25	EUR	1,200	1,243,581
	2.100%, 04/07/32	EUR	500	463,418
BPCE SA
	0.010%, 01/14/27	EUR	3,500	3,313,934
Ω	3.500%, 10/23/27		5,000	4,615,370
Ω	2.700%, 10/01/29		6,626	5,823,635
	0.625%, 01/15/30	EUR	500	441,967
	0.250%, 01/14/31	EUR	5,300	4,400,948
	2.375%, 04/26/32	EUR	1,400	1,357,055
Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	1,994,234

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	0.375%, 04/20/28	EUR	1,200	$1,093,577
Electricite de France SA
Ω	3.625%, 10/13/25		40	38,943
	6.250%, 05/30/28	GBP	1,000	1,293,819
	5.875%, 07/18/31	GBP	3,200	4,092,131
	6.125%, 06/02/34	GBP	1,500	1,942,280
Ile-de-France Mobilites
	0.400%, 05/28/31	EUR	2,000	1,760,575
La Poste SA
	1.450%, 11/30/28	EUR	4,700	4,573,936
	1.375%, 04/21/32	EUR	10,500	9,366,871
MMS USA Holdings, Inc.
	1.750%, 06/13/31	EUR	2,500	2,323,670
Orange SA
	8.125%, 11/20/28	GBP	1,964	2,858,456
	2.000%, 01/15/29	EUR	1,200	1,215,498
	3.250%, 01/15/32	GBP	600	661,706
Pernod Ricard SA
Ω	3.250%, 06/08/26		173	165,300
SNCF Reseau
	5.250%, 12/07/28	GBP	280	364,422
	5.250%, 01/31/35	GBP	5,050	6,648,927
Societe Generale SA
#Ω	4.750%, 09/14/28		1,000	976,473
	2.125%, 09/27/28	EUR	2,000	1,964,685
Ω	3.000%, 01/22/30		1,400	1,186,486
TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	8,400	8,455,212
TotalEnergies Capital International SA
	0.696%, 05/31/28	EUR	2,300	2,182,254
	0.750%, 07/12/28	EUR	4,600	4,359,847
	1.405%, 09/03/31	GBP	3,500	3,422,853
TotalEnergies Capital SA
	3.883%, 10/11/28		2,200	2,175,991
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	458,134
WEA Finance LLC
#Ω	3.500%, 06/15/29		9,550	8,046,605
TOTAL FRANCE				116,738,533
GERMANY — (2.5%)
BASF SE
	1.500%, 03/17/31	EUR	4,900	4,599,385
	3.750%, 06/29/32	EUR	8,400	9,189,522
Bayer Capital Corp. BV
	1.500%, 06/26/26	EUR	5,700	5,794,525
	2.125%, 12/15/29	EUR	900	884,028
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	25,823
BMW Finance NV
	1.500%, 02/06/29	EUR	2,600	2,551,224
	0.875%, 01/14/32	EUR	3,000	2,669,961
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		194	184,141
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Ω	3.300%, 04/06/27		558	$531,892
Deutsche Bank AG
	3.700%, 05/30/24		113	110,405
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	3,000	3,230,601
Deutsche Telekom International Finance BV
	2.250%, 04/13/29	GBP	1,600	1,747,723
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	2,922,687
E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,164,388
Fresenius Medical Care AG & Co. KGaA
	1.500%, 05/29/30	EUR	3,000	2,703,704
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		8,100	6,149,835
HOWOGE Wohnungs-baugesellschaft mbH
	1.125%, 11/01/33	EUR	200	163,155
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	148,076
	8.500%, 01/18/31		1,304	1,664,796
Mercedes-Benz Group AG
	1.000%, 11/15/27	EUR	4,300	4,266,781
	2.000%, 02/27/31	EUR	1,000	981,227
	1.125%, 08/08/34	EUR	1,900	1,596,421
Siemens Financieringsmaatschappij NV
	1.000%, 02/25/30	EUR	2,000	1,888,728
Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	5,420,594
Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	4,345,818
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	2,903,025
TOTAL GERMANY				67,838,465
HONG KONG — (0.7%)
Prudential PLC
	3.125%, 04/14/30		100	90,677
	3.625%, 03/24/32		19,800	18,211,825
TOTAL HONG KONG				18,302,502
ITALY — (1.2%)
Eni SpA
	1.500%, 01/17/27	EUR	1,000	1,005,953

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

ITALY — (Continued)
	1.125%, 09/19/28	EUR	1,700	$1,610,165
	3.625%, 01/29/29	EUR	312	339,700
	0.625%, 01/23/30	EUR	1,000	872,297
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,389,086
	1.750%, 07/04/29	EUR	3,800	3,531,821
Ω	4.000%, 09/23/29		2,000	1,793,739
	2.500%, 01/15/30	GBP	3,850	3,842,524
	1.350%, 02/24/31	EUR	1,400	1,149,714
Italy Buoni Poliennali Del Tesoro
Ω	5.000%, 08/01/34	EUR	4,000	4,625,251
Snam SpA
	0.625%, 06/30/31	EUR	7,000	5,852,419
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	6,262,642
TOTAL ITALY				32,275,311
JAPAN — (3.7%)
7-Eleven, Inc.
	1.300%, 02/10/28		300	255,446
Ω	1.800%, 02/10/31		209	166,679
Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,374,129
Ω	2.850%, 01/26/28		1,500	1,307,694
American Honda Finance Corp.
	2.300%, 09/09/26		130	120,630
	0.300%, 07/07/28	EUR	333	304,128
Japan Finance Organization for Municipalities
	0.100%, 09/03/31	EUR	3,500	2,858,753
Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	550,000	4,366,070
	0.400%, 03/20/36	JPY	330,000	2,361,681
	0.600%, 09/20/37	JPY	2,200,000	15,808,259
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		35	33,917
	3.195%, 07/18/29		4,053	3,672,220
	2.559%, 02/25/30		5,000	4,307,131
	2.048%, 07/17/30		5,200	4,267,552
	3.556%, 06/15/32	EUR	4,069	4,332,506
	3.751%, 07/18/39		380	331,150
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	12,784	11,048,318
	0.797%, 04/15/30	EUR	923	811,580
	0.693%, 10/07/30	EUR	1,620	1,389,278
	2.096%, 04/08/32	EUR	2,850	2,647,756
Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	649,369
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		4,300	3,886,993
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	$8,795,021
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	3,000	2,630,660
Sumitomo Mitsui Financial Group, Inc.
	3.944%, 07/19/28		700	676,063
	3.040%, 07/16/29		9,750	8,717,139
	0.632%, 10/23/29	EUR	2,000	1,759,796
	2.750%, 01/15/30		790	688,231
	2.130%, 07/08/30		4,000	3,306,572
	2.222%, 09/17/31		6,000	4,880,824
	TOTAL JAPAN			99,755,545
LUXEMBOURG — (0.4%)
	ArcelorMittal SA
#	4.250%, 07/16/29		1,000	957,842
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	4,298,043
	3.125%, 06/01/31	EUR	2,300	2,271,160
	1.625%, 06/17/32	EUR	3,000	2,561,400
	TOTAL LUXEMBOURG			10,088,445
NETHERLANDS — (2.6%)
	BNG Bank NV
	3.300%, 04/26/29	AUD	5,000	3,322,455
CTP NV
	1.250%, 06/21/29	EUR	1,300	1,024,046
	1.500%, 09/27/31	EUR	4,396	3,240,334
	Heineken NV
Ω	2.750%, 04/01/23		26	25,891
ING Groep NV
	1.375%, 01/11/28	EUR	3,100	3,019,959
	4.050%, 04/09/29		300	285,074
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	1,910,986
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	1,925,274
	Nederlandse Waterschapsbank NV
	3.300%, 05/02/29	AUD	4,500	2,984,453
Shell International Finance BV
	1.625%, 01/20/27	EUR	1,408	1,433,973
	0.125%, 11/08/27	EUR	2,000	1,877,578
	1.250%, 05/12/28	EUR	5,600	5,456,541
	0.750%, 08/15/28	EUR	2,000	1,887,723
	1.000%, 12/10/30	GBP	29,953	28,783,825
	0.500%, 11/08/31	EUR	1,000	845,153
TenneT Holding BV
	2.125%, 11/17/29	EUR	900	893,938
	2.375%, 05/17/33	EUR	11,650	11,230,500
	TOTAL NETHERLANDS			70,147,703

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NEW ZEALAND — (0.5%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	7,800	$4,773,639
	3.500%, 04/14/33	NZD	15,200	9,275,357
TOTAL NEW ZEALAND				14,048,996
NORWAY — (0.9%)
Aker BP ASA
Ω	2.875%, 01/15/26		4,000	3,773,219
Equinor ASA
	2.650%, 01/15/24		81	79,364
	6.875%, 03/11/31	GBP	12,814	18,449,383
Kommunalbanken AS
	3.400%, 07/24/28	AUD	1,000	674,454
TOTAL NORWAY				22,976,420
SPAIN — (1.3%)
Autonomous Community of Madrid Spain
	1.723%, 04/30/32	EUR	6,000	5,615,932
Banco Santander SA
	1.000%, 11/04/31	EUR	500	433,321
Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	300	284,686
Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	203,197
	4.400%, 07/13/27		2,000	1,945,460
Santander UK PLC
	4.000%, 03/13/24		103	101,880
	3.875%, 10/15/29	GBP	1,478	1,730,862
Spain Government Bond
Ω	0.700%, 04/30/32	EUR	12,000	10,451,254
Ω	2.550%, 10/31/32	EUR	2,800	2,860,923
Telefonica Emisiones SA
	1.715%, 01/12/28	EUR	4,300	4,334,518
	5.445%, 10/08/29	GBP	650	823,346
	7.045%, 06/20/36		4,530	4,971,899
	4.665%, 03/06/38		956	831,158
Telefonica Europe BV
	8.250%, 09/15/30		500	583,180
TOTAL SPAIN				35,171,616
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.3%)
Asian Development Bank
	2.350%, 06/21/27	JPY	1,780,000	14,932,770
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	3.350%, 05/21/29	AUD	8,000	5,291,848
European Investment Bank
	2.150%, 01/18/27	JPY	1,009,600	8,354,772
International Finance Corp.
	1.250%, 02/06/31	AUD	3,000	1,655,852
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	1.500%, 04/15/35	AUD	10,100	$4,981,529
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				35,216,771
SWEDEN — (0.3%)
Investor AB
	2.750%, 06/10/32	EUR	3,909	4,027,906
Skandinaviska Enskilda Banken AB
	4.000%, 11/09/26	EUR	2,500	2,746,767
Swedbank AB
	0.200%, 01/12/28	EUR	2,000	1,811,083
TOTAL SWEDEN				8,585,756
SWITZERLAND — (0.8%)
Credit Suisse Group AG
	0.650%, 09/10/29	EUR	2,000	1,559,626
UBS AG
	0.500%, 03/31/31	EUR	4,000	3,411,669
UBS Group AG
	1.250%, 09/01/26	EUR	1,800	1,797,753
	0.875%, 11/03/31	EUR	17,900	15,072,074
	0.625%, 02/24/33	EUR	200	161,438
TOTAL SWITZERLAND				22,002,560
UNITED KINGDOM — (5.1%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		300	241,911
Ω	5.500%, 08/11/32		1,000	1,003,045
AstraZeneca PLC
	1.250%, 05/12/28	EUR	1,200	1,181,650
	5.750%, 11/13/31	GBP	450	618,582
Barclays PLC
	4.375%, 01/12/26		2,000	1,959,627
	3.250%, 02/12/27	GBP	1,657	1,894,977
	3.250%, 01/17/33	GBP	7,500	7,674,895
BAT Capital Corp.
	2.726%, 03/25/31		4,000	3,218,525
BAT International Finance PLC
	4.000%, 09/04/26	GBP	1,220	1,433,114
	1.250%, 03/13/27	EUR	1,000	974,550
	3.125%, 03/06/29	EUR	3,200	3,217,986
	2.250%, 01/16/30	EUR	6,500	5,863,763
BP Capital Markets America, Inc.
	3.017%, 01/16/27		127	120,714
	4.234%, 11/06/28		230	229,061
	3.633%, 04/06/30		800	761,929
	2.721%, 01/12/32		6,650	5,811,965
BP Capital Markets PLC
	1.573%, 02/16/27	EUR	2,850	2,862,728
	1.231%, 05/08/31	EUR	4,750	4,238,478
	2.822%, 04/07/32	EUR	4,000	4,012,107

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
British Telecommunications PLC
	1.500%, 06/23/27	EUR	2,500	$2,494,037
	5.125%, 12/04/28		1,000	1,002,967
	5.750%, 12/07/28	GBP	1,000	1,295,306
Ω	3.250%, 11/08/29		4,000	3,574,601
	3.125%, 11/21/31	GBP	1,500	1,607,152
Centrica PLC
	4.375%, 03/13/29	GBP	1,000	1,180,234
CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	2,000	2,025,665
	1.625%, 07/03/29	EUR	2,550	2,427,051
Coca-Cola Europacific Partners PLC
	1.750%, 05/26/28	EUR	1,400	1,392,987
Diageo Finance PLC
	1.500%, 10/22/27	EUR	1,000	1,007,475
	2.500%, 03/27/32	EUR	1,800	1,839,904
HSBC Holdings PLC
	2.625%, 08/16/28	GBP	5,164	5,641,650
	4.950%, 03/31/30		2,000	2,006,260
Linde Finance BV
	0.550%, 05/19/32	EUR	5,000	4,243,583
Lloyds Banking Group PLC
	3.750%, 01/11/27		3,500	3,333,725
	1.500%, 09/12/27	EUR	2,100	2,095,123
LSEGA Financing PLC
Ω	2.500%, 04/06/31		1,500	1,292,850
Ω	3.200%, 04/06/41		450	356,355
National Grid Electricity Distribution South West PLC
	5.875%, 03/25/27	GBP	900	1,157,923
	2.375%, 05/16/29	GBP	1,300	1,380,905
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	3,919,829
Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	1,735,488
	3.250%, 09/05/29	EUR	4,800	5,018,606
NatWest Group PLC
	4.800%, 04/05/26		3,000	2,989,766
Rolls-Royce PLC
Ω	3.625%, 10/14/25		5,720	5,305,300
	3.375%, 06/18/26	GBP	800	883,213
Smith & Nephew PLC
	2.032%, 10/14/30		600	490,083
Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	4,200	3,853,268
Transport for London
	4.000%, 09/12/33	GBP	5,900	6,696,650
Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	682,823
United Kingdom Gilt
	0.625%, 07/31/35	GBP	8,000	6,951,437
Vodafone Group PLC
	1.500%, 07/24/27	EUR	1,750	1,762,861
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
4.200%, 12/13/27	AUD	1,800	$1,221,205
7.875%, 02/15/30		77	89,885
6.150%, 02/27/37		5,000	5,376,695
TOTAL UNITED KINGDOM			135,652,469
UNITED STATES — (46.8%)
AbbVie, Inc.
3.800%, 03/15/25		29	28,443
2.625%, 11/15/28	EUR	3,416	3,559,041
2.125%, 06/01/29	EUR	1,500	1,502,097
Advance Auto Parts, Inc.
3.900%, 04/15/30		1,400	1,276,074
3.500%, 03/15/32		2,600	2,211,974
AECOM
5.125%, 03/15/27		5,660	5,561,516
Aetna, Inc.
6.750%, 12/15/37		700	791,321
Affiliated Managers Group, Inc.
3.300%, 06/15/30		3,100	2,681,936
Aflac, Inc.
3.600%, 04/01/30		4,625	4,395,820
Alabama Power Co.
2.800%, 04/01/25		30	28,822
Allstate Corp.
5.950%, 04/01/36		600	668,484
Ally Financial, Inc.
8.000%, 11/01/31		7,775	8,562,969
Alphabet, Inc.
1.998%, 08/15/26		86	80,028
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,668,566
4.800%, 02/14/29		598	591,516
3.400%, 05/06/30		400	353,957
3.125%, 06/15/31	EUR	3,000	2,758,013
2.450%, 02/04/32		612	478,174
Amazon.com, Inc.
1.200%, 06/03/27		471	415,771
1.650%, 05/12/28		6,400	5,642,530
1.500%, 06/03/30		4,194	3,487,479
American Express Co.
3.300%, 05/03/27		131	124,740
American International Group, Inc.
3.900%, 04/01/26		22	21,550
1.875%, 06/21/27	EUR	4,075	4,083,046
American Medical Systems Europe BV
1.625%, 03/08/31	EUR	1,000	931,340
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	884,071
0.950%, 10/05/30	EUR	2,000	1,700,325
1.000%, 01/15/32	EUR	3,247	2,657,797
4.050%, 03/15/32		2,725	2,524,881

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
American Water Capital Corp.
	3.850%, 03/01/24		25	$24,674
Ameriprise Financial, Inc.
	4.000%, 10/15/23		43	42,747
	2.875%, 09/15/26		65	61,082
	4.500%, 05/13/32		3,000	3,005,114
AmerisourceBergen Corp.
#	3.400%, 05/15/24		433	424,494
	2.800%, 05/15/30		900	790,743
Amgen, Inc.
	3.125%, 05/01/25		37	35,727
	2.600%, 08/19/26		28	26,322
	4.000%, 09/13/29	GBP	1,836	2,193,963
	2.450%, 02/21/30		350	304,387
	2.300%, 02/25/31		2,313	1,946,227
	3.350%, 02/22/32		1,655	1,502,435
	3.150%, 02/21/40		2,000	1,563,784
	4.950%, 10/01/41		1,500	1,442,424
Amphenol Technologies Holding GmbH
	2.000%, 10/08/28	EUR	4,000	4,098,600
Analog Devices, Inc.
	3.500%, 12/05/26		23	22,335
Ω	3.450%, 06/15/27		69	66,281
Aon Corp.
	4.500%, 12/15/28		1,160	1,147,384
	3.750%, 05/02/29		5,000	4,747,951
	2.800%, 05/15/30		4,425	3,917,881
Aon Global Ltd.
	4.000%, 11/27/23		47	46,779
	3.500%, 06/14/24		107	105,059
	2.875%, 05/14/26	EUR	1,400	1,453,830
Apache Corp.
	6.000%, 01/15/37		500	473,690
Apple, Inc.
	2.500%, 02/09/25		53	51,144
	2.450%, 08/04/26		200	188,531
	3.000%, 06/20/27		64	61,343
	1.250%, 08/20/30		4,500	3,661,396
Applied Materials, Inc.
	3.300%, 04/01/27		59	57,005
Archer-Daniels-Midland Co.
	2.500%, 08/11/26		58	54,677
Ares Capital Corp.
	4.200%, 06/10/24		6,000	5,900,365
	3.875%, 01/15/26		4,000	3,762,661
#	3.200%, 11/15/31		3,700	2,903,120
Arizona Public Service Co.
	2.600%, 08/15/29		3,900	3,362,223
	2.200%, 12/15/31		500	397,234
	5.050%, 09/01/41		700	660,187
Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	2,071,381
Ashland LLC
Ω	3.375%, 09/01/31		12,270	10,184,100
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Assurant, Inc.
2.650%, 01/15/32		3,750	$2,895,248
AT&T, Inc.
1.800%, 09/05/26	EUR	800	819,390
4.375%, 09/14/29	GBP	500	597,813
2.600%, 12/17/29	EUR	1,463	1,481,968
3.550%, 12/17/32	EUR	1,500	1,583,894
2.550%, 12/01/33		931	752,781
4.850%, 03/01/39		1,700	1,625,695
3.500%, 06/01/41		255	204,719
Autodesk, Inc.
4.375%, 06/15/25		35	34,763
3.500%, 06/15/27		3,236	3,089,118
Automatic Data Processing, Inc.
3.375%, 09/15/25		114	111,340
1.700%, 05/15/28		400	356,343
AutoNation, Inc.
2.400%, 08/01/31		7,300	5,537,601
# 3.850%, 03/01/32		8,000	6,771,462
AutoZone, Inc.
3.250%, 04/15/25		72	69,588
Avnet, Inc.
4.625%, 04/15/26		65	63,635
3.000%, 05/15/31		555	454,141
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		1,729	1,638,976
Ball Corp.
2.875%, 08/15/30		7,865	6,447,686
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	7,461
Bank of America Corp.
4.000%, 04/01/24		72	71,424
7.000%, 07/31/28	GBP	1,500	2,038,263
Bank of New York Mellon Corp.
2.800%, 05/04/26		64	60,799
Bath & Body Works, Inc.
5.250%, 02/01/28		2,000	1,887,822
Baxter International, Inc.
2.600%, 08/15/26		49	45,642
1.300%, 05/15/29	EUR	1,300	1,217,625
Belo Corp.
7.250%, 09/15/27		1,000	951,250
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		100	82,114
Berkshire Hathaway, Inc.
1.125%, 03/16/27	EUR	4,600	4,543,810
0.440%, 09/13/29	JPY	2,020,000	14,544,136
0.437%, 04/15/31	JPY	2,050,000	14,515,398
0.472%, 01/23/32	JPY	1,100,000	7,724,207
Biogen, Inc.
2.250%, 05/01/30		2,866	2,429,884

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Black Hills Corp.
	4.350%, 05/01/33		2,250	$2,094,970
BlackRock, Inc.
	3.250%, 04/30/29		7,144	6,775,718
	2.400%, 04/30/30		54	47,456
	1.900%, 01/28/31		900	752,211
Block Financial LLC
	2.500%, 07/15/28		1,500	1,317,320
Block, Inc.
#	3.500%, 06/01/31		11,932	9,963,409
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,700	1,478,096
Boeing Co.
	2.500%, 03/01/25		75	71,295
	2.600%, 10/30/25		42	39,469
	2.950%, 02/01/30		2,000	1,767,966
Booking Holdings, Inc.
	3.600%, 06/01/26		108	104,981
	1.800%, 03/03/27	EUR	800	817,007
	4.625%, 04/13/30		5,182	5,202,485
BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,600	1,361,286
Boston Properties LP
	3.400%, 06/21/29		200	177,701
	2.450%, 10/01/33		3,000	2,286,351
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	749,624
Brixmor Operating Partnership LP
	2.500%, 08/16/31		2,550	2,040,979
Broadcom, Inc.
	4.300%, 11/15/32		2,700	2,486,353
Ω	3.419%, 04/15/33		1,000	838,948
Ω	3.137%, 11/15/35		205	159,153
Ω	3.500%, 02/15/41		9,600	7,337,657
Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	5,866,116
Brown & Brown, Inc.
	4.200%, 09/15/24		54	53,235
	4.500%, 03/15/29		1,800	1,723,583
Brown-Forman Corp.
	1.200%, 07/07/26	EUR	2,000	2,011,041
	2.600%, 07/07/28	GBP	1,100	1,252,653
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,043,551
#	4.400%, 09/15/32		10,000	8,647,761
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		2,900	2,785,501
Burlington Northern Santa Fe LLC
	7.000%, 12/15/25		10	10,666
Camden Property Trust
	2.800%, 05/15/30		5,588	5,017,402
Campbell Soup Co.
	3.300%, 03/19/25		47	45,485
#	2.375%, 04/24/30		1,460	1,255,304
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Capital One Financial Corp.
	3.750%, 04/24/24		54	$53,212
	3.800%, 01/31/28		4,400	4,200,887
	1.650%, 06/12/29	EUR	8,515	7,625,987
	Cargill, Inc.
Ω	2.125%, 04/23/30		2,000	1,696,415
	Cboe Global Markets, Inc.
	1.625%, 12/15/30		364	296,300
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	1,667,762
	Charles Schwab Corp.
	2.750%, 10/01/29		2,000	1,794,274
	Chemours Co.
#	5.375%, 05/15/27		1,600	1,479,175
	Chevron Corp.
	2.954%, 05/16/26		133	127,777
	Chevron USA, Inc.
	3.250%, 10/15/29		200	188,734
	Choice Hotels International, Inc.
	3.700%, 12/01/29		1,500	1,350,131
Chubb INA Holdings, Inc.
	3.350%, 05/15/24		60	59,002
	1.550%, 03/15/28	EUR	4,900	4,799,585
	0.875%, 12/15/29	EUR	4,000	3,574,750
	1.400%, 06/15/31	EUR	1,500	1,341,435
Cigna Corp.
	3.400%, 03/01/27		174	166,551
	2.375%, 03/15/31		2,000	1,695,910
	4.800%, 08/15/38		2,459	2,407,426
Citigroup, Inc.
	3.875%, 10/25/23		33	32,750
	1.500%, 10/26/28	EUR	1,900	1,814,638
	5.875%, 01/30/42		4,000	4,362,880
	CME Group, Inc.
	3.000%, 03/15/25		33	32,127
CMS Energy Corp.
	3.600%, 11/15/25		37	35,521
	3.000%, 05/15/26		58	54,761
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,218,980
	5.250%, 05/30/29		2,000	1,950,511
	Coca-Cola Co.
	2.900%, 05/25/27		275	263,447
	Coca-Cola Co.
	1.250%, 03/08/31	EUR	1,500	1,396,410
Comcast Corp.
	3.375%, 08/15/25		49	47,630
	0.250%, 09/14/29	EUR	1,000	880,968
	0.750%, 02/20/32	EUR	4,700	3,997,214
	4.250%, 01/15/33		3,650	3,575,219
	4.400%, 08/15/35		1,000	979,333
	Comerica, Inc.
	4.000%, 02/01/29		3,500	3,387,248
	Conagra Brands, Inc.
	5.300%, 11/01/38		2,000	2,011,826

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
ConocoPhillips Co.
	6.950%, 04/15/29		400	$452,938
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	14,508
	3.350%, 04/01/30		3,200	2,970,364
	5.500%, 12/01/39		755	778,878
Continental Resources, Inc.
#Ω	5.750%, 01/15/31		3,000	2,945,568
Ω	2.875%, 04/01/32		3,000	2,357,136
Corporate Office Properties LP
	2.750%, 04/15/31		2,000	1,561,036
	2.900%, 12/01/33		2,875	2,108,906
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	76,906
Ω	3.500%, 08/15/27		800	761,498
Ω	4.800%, 02/01/35		8,000	7,403,272
Ω	8.375%, 03/01/39		2,225	2,793,695
CVS Health Corp.
	3.375%, 08/12/24		174	170,257
	3.250%, 08/15/29		800	733,925
Deere & Co.
	5.375%, 10/16/29		5	5,317
Dentsply Sirona, Inc.
	3.250%, 06/01/30		5,000	4,394,933
Devon Energy Corp.
	4.750%, 05/15/42		1,000	896,354
DH Europe Finance II Sarl
	0.750%, 09/18/31	EUR	2,335	2,020,389
DH Europe Finance Sarl
	1.200%, 06/30/27	EUR	1,300	1,292,945
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		12,700	10,391,395
Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	884,701
Discovery Communications LLC
	3.900%, 11/15/24		63	61,533
	3.450%, 03/15/25		66	63,467
	1.900%, 03/19/27	EUR	5,700	5,652,000
	3.625%, 05/15/30		3,000	2,638,885
Dollar General Corp.
	4.150%, 11/01/25		13	12,791
Dominion Energy, Inc.
	3.900%, 10/01/25		117	114,712
	4.900%, 08/01/41		1,500	1,406,472
Dover Corp.
	1.250%, 11/09/26	EUR	3,100	3,080,352
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,628,966
	4.250%, 10/01/34		2,405	2,255,839
DPL, Inc.
	4.125%, 07/01/25		940	894,986
	4.350%, 04/15/29		6,075	5,548,798
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,026,700
	3.300%, 06/15/41		1,250	971,766
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	DXC Technology Co.
	1.750%, 01/15/26	EUR	2,350	$2,381,169
	Eagle Materials, Inc.
	2.500%, 07/01/31		500	408,558
Eastman Chemical Co.
	3.800%, 03/15/25		51	49,726
	1.875%, 11/23/26	EUR	5,000	4,986,215
	Eaton Capital UnLtd Co.
	0.577%, 03/08/30	EUR	1,000	897,345
	Eaton Corp.
	4.000%, 11/02/32		500	480,421
	Ecolab, Inc.
	2.700%, 11/01/26		52	49,003
	Edison International
	4.125%, 03/15/28		995	945,556
	EIDP, Inc.
	2.300%, 07/15/30		600	519,863
Elevance Health, Inc.
	3.500%, 08/15/24		58	56,755
	2.550%, 03/15/31		4,000	3,458,280
	Eli Lilly & Co.
	2.125%, 06/03/30	EUR	3,000	3,050,703
Emerson Electric Co.
	3.150%, 06/01/25		62	60,214
	2.000%, 10/15/29	EUR	3,000	2,990,098
Energy Transfer LP
	4.750%, 01/15/26		2,366	2,344,814
	3.750%, 05/15/30		4,050	3,711,816
	EnerSys
Ω	4.375%, 12/15/27		3,700	3,417,875
	Entergy Corp.
	2.800%, 06/15/30		2,000	1,741,080
Enterprise Products Operating LLC
	3.900%, 02/15/24		24	23,739
	3.700%, 02/15/26		62	60,616
	EOG Resources, Inc.
	4.375%, 04/15/30		100	99,695
EPR Properties
	4.950%, 04/15/28		1,500	1,356,367
	3.750%, 08/15/29		7,600	6,315,750
	3.600%, 11/15/31		6,000	4,638,460
	EQM Midstream Partners LP
Ω	4.750%, 01/15/31		6,000	5,074,935
Equifax, Inc.
	3.250%, 06/01/26		900	848,829
	3.100%, 05/15/30		4,800	4,211,590
	Equinix, Inc.
	2.500%, 05/15/31		1,145	956,833
	Equitable Holdings, Inc.
	4.350%, 04/20/28		800	779,334
	Exelon Corp.
	3.950%, 06/15/25		27	26,572
	Expedia Group, Inc.
	3.250%, 02/15/30		2,500	2,197,679

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Exxon Mobil Corp.
	0.524%, 06/26/28	EUR	3,000	$2,800,262
	0.835%, 06/26/32	EUR	3,000	2,514,990
FedEx Corp.
	1.625%, 01/11/27	EUR	2,000	2,027,492
	3.400%, 02/15/28		1,000	947,488
	3.100%, 08/05/29		510	465,841
	0.950%, 05/04/33	EUR	3,900	3,142,044
	4.900%, 01/15/34		1,300	1,292,400
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		8,000	7,947,428
Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	2,560,031
	2.450%, 03/15/31		2,350	1,902,250
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	2,906,201
	3.360%, 05/21/31	GBP	3,143	3,500,830
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	9,648,386
	3.000%, 07/01/31	GBP	2,000	2,157,196
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,500	1,298,879
Flex Ltd.
	4.875%, 06/15/29		1,944	1,918,700
	4.875%, 05/12/30		10,200	9,995,251
Flowserve Corp.
	3.500%, 10/01/30		300	261,594
	2.800%, 01/15/32		13,730	10,951,277
Ford Motor Co.
	3.250%, 02/12/32		2,000	1,587,334
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		4,000	3,819,880
	5.113%, 05/03/29		2,601	2,464,987
	4.000%, 11/13/30		1,113	971,805
	3.625%, 06/17/31		1,000	831,761
Fortune Brands Innovations, Inc.
	4.000%, 03/25/32		500	453,485
Fox Corp.
	4.709%, 01/25/29		279	275,745
	5.476%, 01/25/39		1,000	970,580
GATX Corp.
	3.250%, 03/30/25		60	57,713
	3.250%, 09/15/26		32	30,229
	3.500%, 03/15/28		500	463,783
	3.500%, 06/01/32		3,065	2,682,114
General Mills, Inc.
#	3.200%, 02/10/27		1,007	975,630
	1.500%, 04/27/27	EUR	2,000	1,992,990
General Motors Co.
	6.125%, 10/01/25		2,000	2,051,009
#	4.200%, 10/01/27		1,400	1,353,880
	6.800%, 10/01/27		1,035	1,102,228
	5.150%, 04/01/38		1,000	907,166
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
General Motors Financial Co., Inc.
	5.250%, 03/01/26		178	$178,345
	4.350%, 01/17/27		1,058	1,027,322
	3.600%, 06/21/30		1,000	880,127
	2.700%, 06/10/31		2,500	2,015,147
	3.100%, 01/12/32		1,000	828,844
Georgia Power Co.
	3.250%, 03/30/27		154	145,461
Georgia-Pacific LLC
Ω	2.300%, 04/30/30		1,000	857,059
Gilead Sciences, Inc.
	5.650%, 12/01/41		700	758,849
GlaxoSmithKline Capital PLC
	5.250%, 12/19/33	GBP	1,388	1,846,327
Global Payments, Inc.
	4.800%, 04/01/26		69	68,513
#	2.900%, 05/15/30		2,900	2,488,910
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		5,500	5,362,555
	3.250%, 01/15/32		1,000	829,119
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		250	247,601
	1.625%, 07/27/26	EUR	1,175	1,201,629
	2.000%, 03/22/28	EUR	2,000	1,981,953
	3.800%, 03/15/30		950	892,525
	1.875%, 12/16/30	GBP	3,000	2,960,570
	3.000%, 02/12/31	EUR	500	502,960
	0.750%, 03/23/32	EUR	6,379	5,158,396
	6.125%, 02/15/33		2,484	2,729,552
Goodyear Tire & Rubber Co.
#	4.875%, 03/15/27		2,739	2,564,580
Graphic Packaging International LLC
#Ω	4.750%, 07/15/27		1,151	1,107,837
Ω	3.500%, 03/15/28		2,879	2,574,324
Ω	3.750%, 02/01/30		4,540	3,931,703
Halliburton Co.
	3.800%, 11/15/25		48	47,140
	2.920%, 03/01/30		300	267,896
Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		7,800	7,263,750
Harley-Davidson, Inc.
#	3.500%, 07/28/25		42	40,218
Hasbro, Inc.
#	3.500%, 09/15/27		3,135	2,936,050
	6.350%, 03/15/40		1,350	1,389,105
HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		5,400	4,127,125
HCA, Inc.
	3.500%, 09/01/30		725	649,838
	7.500%, 11/06/33		273	302,097

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,800	$2,331,868
	Healthcare Reality Holdings LP
	2.000%, 03/15/31		1,600	1,262,585
	Home Depot, Inc.
	5.875%, 12/16/36		2,000	2,246,144
Honeywell International, Inc.
	2.500%, 11/01/26		102	96,032
	2.250%, 02/22/28	EUR	3,905	4,025,134
Howmet Aerospace, Inc.
	6.875%, 05/01/25		32	32,958
	6.750%, 01/15/28		700	734,471
	5.950%, 02/01/37		500	504,700
HP, Inc.
	3.400%, 06/17/30		1,601	1,420,677
#	6.000%, 09/15/41		10,400	10,567,697
	Humana, Inc.
	3.850%, 10/01/24		91	89,615
	Huntsman International LLC
	4.500%, 05/01/29		5,550	5,204,258
	Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	5,070,527
	Intercontinental Exchange, Inc.
	1.850%, 09/15/32		2,000	1,571,720
International Business Machines Corp.
	1.750%, 03/07/28	EUR	1,000	1,001,433
	3.500%, 05/15/29		800	751,879
	1.500%, 05/23/29	EUR	500	482,282
	0.875%, 02/09/30	EUR	2,900	2,638,909
	1.950%, 05/15/30		400	336,173
	1.750%, 01/31/31	EUR	2,123	2,012,284
	0.650%, 02/11/32	EUR	13,860	11,595,987
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		1,500	1,149,669
Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		274	271,054
	4.650%, 10/01/28		500	492,996
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	776,102
	2.700%, 01/15/34		2,100	1,620,964
	Jabil, Inc.
	3.600%, 01/15/30		1,883	1,700,958
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,671	1,362,705
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		106	104,938
Jefferies Financial Group, Inc.
	4.850%, 01/15/27		57	57,183
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	2.625%, 10/15/31		1,200	$985,528
	2.750%, 10/15/32		1,000	794,585
	JM Smucker Co.
	3.500%, 03/15/25		58	56,429
	John Deere Cash Management Sarl
	2.200%, 04/02/32	EUR	2,000	2,008,510
Johnson & Johnson
	2.450%, 03/01/26		38	36,270
	2.950%, 03/03/27		100	96,411
JPMorgan Chase & Co.
	3.900%, 07/15/25		129	126,972
	5.500%, 10/15/40		700	743,455
Juniper Networks, Inc.
	3.750%, 08/15/29		4,000	3,689,580
	2.000%, 12/10/30		750	594,851
	KB Home
#	4.000%, 06/15/31		6,540	5,453,306
Kellogg Co.
	3.250%, 04/01/26		661	637,536
	7.450%, 04/01/31		61	71,598
Kemper Corp.
	2.400%, 09/30/30		5,200	4,173,391
	3.800%, 02/23/32		3,500	3,056,988
	Kilroy Realty LP
	2.500%, 11/15/32		10,500	7,762,610
	Kimco Realty OP LLC
	1.900%, 03/01/28		400	345,378
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		3,300	3,732,879
	Kraft Heinz Foods Co.
	2.250%, 05/25/28	EUR	200	200,675
Kroger Co.
#	3.700%, 08/01/27		3,394	3,280,484
	7.500%, 04/01/31		90	104,537
	6.900%, 04/15/38		1,500	1,720,521
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	44,637
	Las Vegas Sands Corp.
	3.900%, 08/08/29		9,721	8,711,331
	Lazard Group LLC
	4.500%, 09/19/28		1,800	1,746,915
Lear Corp.
	3.800%, 09/15/27		2,076	1,980,013
	4.250%, 05/15/29		1,000	940,105
Legg Mason, Inc.
	3.950%, 07/15/24		55	54,101
	4.750%, 03/15/26		23	23,143
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	5,430,785
Ω	4.569%, 02/01/29		78	76,284
Lincoln National Corp.
	3.050%, 01/15/30		7,900	6,867,602
#	3.400%, 01/15/31		127	111,322

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Lockheed Martin Corp.
	3.550%, 01/15/26		28	$27,509
	4.500%, 05/15/36		700	697,024
Loews Corp.
	2.625%, 05/15/23		44	43,722
	3.200%, 05/15/30		1,000	914,399
Lowe's Cos., Inc.
	3.375%, 09/15/25		61	59,105
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	5,793,169
Marathon Petroleum Corp.
	3.625%, 09/15/24		96	94,261
Markel Corp.
	3.350%, 09/17/29		4,300	3,896,848
Marriott International, Inc.
	3.750%, 03/15/25		1,500	1,460,238
	4.000%, 04/15/28		5,901	5,667,674
	4.650%, 12/01/28		650	644,772
	2.750%, 10/15/33		250	202,698
Mars, Inc.
Ω	3.600%, 04/01/34		595	542,831
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		97	95,552
	1.349%, 09/21/26	EUR	6,000	5,974,626
	4.375%, 03/15/29		400	395,611
	2.250%, 11/15/30		1,650	1,394,930
	2.375%, 12/15/31		1,900	1,595,431
Masonite International Corp.
Ω	3.500%, 02/15/30		10,200	8,419,361
McDonald's Corp.
	5.875%, 04/23/32	GBP	750	1,023,305
McKesson Corp.
	3.125%, 02/17/29	GBP	4,420	4,941,591
Medtronic Global Holdings SCA
	1.625%, 03/07/31	EUR	4,600	4,364,688
	1.000%, 07/02/31	EUR	4,000	3,562,583
Merck & Co., Inc.
	2.750%, 02/10/25		136	131,735
MetLife, Inc.
	3.600%, 04/10/24		189	186,887
	4.550%, 03/23/30		100	101,555
	6.500%, 12/15/32		281	325,404
MGM Resorts International
	5.750%, 06/15/25		2,928	2,891,029
	4.625%, 09/01/26		2,693	2,536,987
Micron Technology, Inc.
	5.327%, 02/06/29		550	552,907
	2.703%, 04/15/32		500	399,033
Microsoft Corp.
	4.200%, 11/03/35		900	909,049
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		6,000	5,160,780
Ω	3.875%, 05/15/32		4,850	4,066,143
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	1,200	$1,260,167
Mondelez International, Inc.
	1.625%, 03/08/27	EUR	2,500	2,503,984
Morgan Stanley
	1.375%, 10/27/26	EUR	2,550	2,572,926
	1.875%, 04/27/27	EUR	2,906	2,939,084
	7.250%, 04/01/32		1,500	1,758,902
Morgan Stanley Domestic Holdings, Inc.
	3.800%, 08/24/27		200	194,983
	4.500%, 06/20/28		3,297	3,290,600
Mosaic Co.
	4.050%, 11/15/27		866	848,965
Motorola Solutions, Inc.
	4.600%, 02/23/28		100	99,412
	4.600%, 05/23/29		260	253,810
MPLX LP
	4.125%, 03/01/27		2,876	2,788,335
	4.000%, 03/15/28		1,500	1,440,278
	4.500%, 04/15/38		3,500	3,179,439
Mylan, Inc.
	4.200%, 11/29/23		52	51,517
Nasdaq, Inc.
	1.750%, 03/28/29	EUR	5,924	5,715,876
	0.900%, 07/30/33	EUR	1,000	799,664
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,499,523
Netflix, Inc.
	5.875%, 11/15/28		1,300	1,348,657
Ω	5.375%, 11/15/29		1,000	1,014,230
NewMarket Corp.
	2.700%, 03/18/31		3,255	2,693,108
NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		784	752,579
NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		4,700	4,423,734
Nordstrom, Inc.
#	4.000%, 03/15/27		1,500	1,295,278
#	4.375%, 04/01/30		2,300	1,845,359
Norfolk Southern Corp.
	2.900%, 06/15/26		526	499,656
NOV, Inc.
	3.600%, 12/01/29		5,000	4,580,973
Nucor Corp.
	2.700%, 06/01/30		400	352,711
	3.125%, 04/01/32		7,300	6,497,570
NuStar Logistics LP
	5.625%, 04/28/27		432	414,624
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	31,262

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Omnicom Group, Inc.
	4.200%, 06/01/30		300	$289,077
OneMain Finance Corp.
	6.875%, 03/15/25		3,500	3,489,010
	7.125%, 03/15/26		5,000	4,967,275
ONEOK, Inc.
	4.000%, 07/13/27		77	74,029
	4.550%, 07/15/28		1,766	1,725,583
	4.350%, 03/15/29		3,073	2,932,058
	6.350%, 01/15/31		2,000	2,124,914
Oracle Corp.
	4.300%, 07/08/34		500	462,317
	3.800%, 11/15/37		2,000	1,680,983
	6.125%, 07/08/39		1,400	1,473,402
	3.600%, 04/01/40		2,000	1,584,667
	5.375%, 07/15/40		1,100	1,075,012
	3.650%, 03/25/41		6,000	4,748,809
	Owens Corning
	3.875%, 06/01/30		583	548,591
Paramount Global
	7.875%, 07/30/30		2,013	2,219,839
#	4.950%, 01/15/31		500	461,096
#	4.200%, 05/19/32		3,000	2,575,306
	5.500%, 05/15/33		400	377,618
Parker-Hannifin Corp.
	3.300%, 11/21/24		71	68,921
	3.250%, 06/14/29		2,550	2,361,398
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		1,589	1,482,127
	PepsiCo, Inc.
	0.875%, 07/18/28	EUR	1,500	1,433,985
	PerkinElmer, Inc.
	3.300%, 09/15/29		1,100	990,497
	Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,500	2,367,125
Pfizer, Inc.
	1.700%, 05/28/30		2,200	1,870,402
	3.900%, 03/15/39		400	371,809
Philip Morris International, Inc.
	3.250%, 11/10/24		68	66,266
	0.125%, 08/03/26	EUR	2,500	2,412,033
	2.875%, 05/14/29	EUR	2,650	2,690,593
	3.375%, 08/15/29		1,600	1,482,191
	0.800%, 08/01/31	EUR	3,200	2,569,362
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	4,165,204
Plains All American Pipeline LP/PAA Finance Corp.
	3.800%, 09/15/30		5,000	4,542,303
	6.700%, 05/15/36		800	821,520
	6.650%, 01/15/37		1,700	1,765,519
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
PNC Financial Services Group, Inc.
2.550%, 01/22/30		4,600	$4,041,806
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	1,799,636
2.800%, 08/15/29		947	838,695
2.550%, 06/15/30		6,000	5,197,389
Primerica, Inc.
2.800%, 11/19/31		4,350	3,686,453
Principal Financial Group, Inc.
3.125%, 05/15/23		52	51,755
3.100%, 11/15/26		53	50,044
3.700%, 05/15/29		2,800	2,654,922
Procter & Gamble Co.
2.450%, 11/03/26		13	12,240
6.250%, 01/31/30	GBP	563	781,311
Progress Energy, Inc.
7.750%, 03/01/31		1,130	1,321,614
7.000%, 10/30/31		630	709,104
Prologis Euro Finance LLC
0.625%, 09/10/31	EUR	1,493	1,221,998
0.500%, 02/16/32	EUR	11,500	9,188,988
Prologis LP
2.250%, 04/15/30		104	89,707
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		575	690,320
Public Storage
0.875%, 01/24/32	EUR	2,400	1,988,796
PulteGroup, Inc.
5.500%, 03/01/26		759	766,234
# 5.000%, 01/15/27		2,763	2,775,474
6.000%, 02/15/35		800	814,200
Quanta Services, Inc.
2.900%, 10/01/30		301	258,458
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	3,887
4.200%, 06/30/29		925	902,938
Radian Group, Inc.
4.500%, 10/01/24		6,000	5,800,941
Ralph Lauren Corp.
2.950%, 06/15/30		4,872	4,364,365
Rayonier LP
2.750%, 05/17/31		3,185	2,645,991
Raytheon Technologies Corp.
2.250%, 07/01/30		400	343,593
Realty Income Corp.
5.875%, 03/15/35		156	163,416
Reinsurance Group of America, Inc.
4.700%, 09/15/23		45	44,840
Rockwell Automation, Inc.
2.875%, 03/01/25		67	64,736
Royalty Pharma PLC
2.150%, 09/02/31		1,600	1,271,629
3.300%, 09/02/40		900	673,120

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Sabra Health Care LP
	3.900%, 10/15/29		8,230	$7,036,510
	3.200%, 12/01/31		3,658	2,825,562
Schlumberger Finance BV
	0.500%, 10/15/31	EUR	5,600	4,729,154
	2.000%, 05/06/32	EUR	2,900	2,755,491
Seagate HDD Cayman
	4.091%, 06/01/29		1,900	1,683,922
	4.125%, 01/15/31		9,500	7,979,525
	5.750%, 12/01/34		2,800	2,569,000
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,480,080
Ω	6.875%, 07/15/33		3,492	3,629,480
Sempra Energy
	3.800%, 02/01/38		1,253	1,097,121
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	4,526,300
Simon Property Group LP
	2.450%, 09/13/29		6,500	5,639,706
#	2.650%, 07/15/30		7,264	6,306,933
	2.250%, 01/15/32		500	406,486
Southern Power Co.
	1.850%, 06/20/26	EUR	1,200	1,234,245
Southwest Airlines Co.
	3.000%, 11/15/26		1,107	1,032,088
Southwest Gas Corp.
	2.200%, 06/15/30		900	738,477
Steel Dynamics, Inc.
	3.250%, 01/15/31		700	630,601
Steelcase, Inc.
#	5.125%, 01/18/29		5,542	4,947,177
Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31		800	644,774
STORE Capital Corp.
	4.625%, 03/15/29		1,200	1,097,832
Stryker Corp.
	3.375%, 05/15/24		6	5,894
	2.125%, 11/30/27	EUR	7,009	7,206,460
Sutter Health
	2.294%, 08/15/30		2,400	2,018,737
Tanger Properties LP
	2.750%, 09/01/31		1,000	768,498
Tapestry, Inc.
	3.050%, 03/15/32		1,800	1,475,438
Targa Resources Corp.
#	4.200%, 02/01/33		1,500	1,359,375
Target Corp.
	2.500%, 04/15/26		31	29,463
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	98,295
Ω	5.750%, 01/15/28		5,000	4,850,075
Ω	5.125%, 08/01/30		2,100	1,920,450
Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,676,898
Textron, Inc.
	2.450%, 03/15/31		750	629,017
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Thermo Fisher Scientific Finance I BV
0.800%, 10/18/30	EUR	3,000	$2,665,780
Thermo Fisher Scientific, Inc.
1.450%, 03/16/27	EUR	1,000	1,009,560
1.375%, 09/12/28	EUR	1,315	1,288,143
0.875%, 10/01/31	EUR	8,300	7,245,044
2.375%, 04/15/32	EUR	4,821	4,738,620
Timken Co.
4.125%, 04/01/32		600	553,225
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	1,756,212
4.350%, 02/15/28		4,018	3,778,195
# 3.800%, 11/01/29		4,000	3,593,196
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		3,400	3,388,508
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		545	498,968
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,676,000
United States Cellular Corp.
6.700%, 12/15/33		800	744,000
UnitedHealth Group, Inc.
2.750%, 02/15/23		101	100,930
4.625%, 07/15/35		1,000	1,009,958
Unum Group
3.875%, 11/05/25		23	22,090
4.000%, 06/15/29		5,100	4,803,639
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,071,844
3.125%, 11/22/28	EUR	3,400	3,468,729
Verizon Communications, Inc.
1.375%, 10/27/26	EUR	1,500	1,516,050
4.329%, 09/21/28		200	197,269
1.375%, 11/02/28	EUR	2,000	1,931,027
4.016%, 12/03/29		183	175,455
2.625%, 12/01/31	EUR	2,500	2,505,294
2.355%, 03/15/32		53	43,662
4.750%, 02/17/34	GBP	1,500	1,841,652
VF Corp.
# 2.950%, 04/23/30		2,166	1,880,462
Viatris, Inc.
3.850%, 06/22/40		12,500	9,123,767
VMware, Inc.
3.900%, 08/21/27		3,521	3,380,842
Vontier Corp.
2.950%, 04/01/31		13,875	10,746,881
Vornado Realty LP
3.400%, 06/01/31		4,650	3,562,854
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		1,064	1,022,689
2.125%, 11/20/26	EUR	2,700	2,750,675
# 3.200%, 04/15/30		330	293,268

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Walmart, Inc.
5.750%, 12/19/30	GBP	2,119	$2,919,465
5.250%, 09/28/35	GBP	4,886	6,647,108
Walt Disney Co.
# 3.800%, 03/22/30		1,496	1,437,718
6.400%, 12/15/35		300	345,623
Waste Management, Inc.
2.950%, 06/01/41		1,000	789,050
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,562
Wells Fargo & Co.
3.000%, 02/19/25		190	183,226
3.000%, 04/22/26		32	30,384
2.000%, 04/27/26	EUR	800	822,820
1.375%, 10/26/26	EUR	3,500	3,486,949
1.000%, 02/02/27	EUR	7,700	7,513,376
4.150%, 01/24/29		1,000	971,019
2.500%, 05/02/29	GBP	750	796,810
0.625%, 03/25/30	EUR	1,016	876,518
0.625%, 08/14/30	EUR	3,461	2,947,341
Welltower OP LLC
3.100%, 01/15/30		1,000	873,583
Western Digital Corp.
4.750%, 02/15/26		5,980	5,778,175
2.850%, 02/01/29		4,800	3,912,384
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	5,438,796
3.375%, 06/15/30		1,100	987,020
WestRock MWV LLC
8.200%, 01/15/30		180	210,926
Weyerhaeuser Co.
7.375%, 03/15/32		254	293,308
Whirlpool Corp.
3.700%, 05/01/25		145	141,368
# 4.750%, 02/26/29		400	397,187
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,196,619
1.100%, 11/09/27	EUR	500	481,417
Williams Cos., Inc.
4.000%, 09/15/25		136	132,982
3.750%, 06/15/27		16	15,469
Willis North America, Inc.
2.950%, 09/15/29		600	530,933
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	35,524
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Wisconsin Power and Light Co.
	3.000%, 07/01/29	1,000	$907,670
	WP Carey, Inc.
	2.450%, 02/01/32	1,900	1,550,764
	WRKCo, Inc.
	4.200%, 06/01/32	2,200	2,081,783
	Xerox Corp.
	3.800%, 05/15/24	2,050	1,988,500
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25	5,000	4,651,004
Yum! Brands, Inc.
Ω	4.750%, 01/15/30	3,875	3,624,094
	3.625%, 03/15/31	5,370	4,577,538
	Zoetis, Inc.
	3.000%, 09/12/27	62	58,501
	TOTAL UNITED STATES		1,250,884,214
	TOTAL BONDS		2,308,303,325
U.S. TREASURY OBLIGATIONS — (3.0%)
	U.S. Treasury Bills
	4.706%, 12/28/23	16,200	15,538,433
U.S. Treasury Notes
	0.125%, 12/15/23	26,000	24,979,297
	2.500%, 01/31/24	7,000	6,847,695
	2.125%, 03/31/24	16,500	16,024,336
	0.375%, 04/15/24	5,000	4,752,149
	2.500%, 04/30/24	13,000	12,663,320
	TOTAL U.S. TREASURY OBLIGATIONS		80,805,230
	TOTAL INVESTMENT SECURITIES (Cost $2,923,076,606)		2,618,362,438

		Shares
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	4,676,495	54,097,695
TOTAL INVESTMENTS — (100.0%)
(Cost $2,977,163,934)^^			$2,672,460,133

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
As of January 31, 2023, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	238,586	USD	154,200	Citibank, N.A.	02/17/23	$48
NZD	241,106	USD	153,802	Morgan Stanley and Co. International	02/17/23	2,076
USD	49,309,986	GBP	39,922,737	State Street Bank and Trust	02/17/23	75,191
USD	47,266,589	GBP	38,250,459	Bank of New York Mellon	02/21/23	89,975
USD	6,501,125	GBP	5,269,321	State Street Bank and Trust	02/21/23	2,152
AUD	5,316,462	USD	3,612,146	Citibank, N.A.	02/23/23	143,665
USD	79,485,101	EUR	72,933,339	Citibank, N.A.	02/24/23	81,361
CAD	6,081,182	USD	4,490,791	Citibank, N.A.	02/27/23	80,433
CAD	19,295,858	USD	14,368,548	HSBC Bank	02/27/23	136,145
NZD	308,073	USD	195,776	HSBC Bank	02/27/23	3,419
USD	9,424,420	GBP	7,592,865	State Street Bank and Trust	02/27/23	58,439
USD	79,927,494	EUR	73,229,654	State Street Bank and Trust	02/27/23	186,263
USD	70,043,753	EUR	64,258,938	Citibank, N.A.	02/28/23	66,557
DKK	676,161	USD	98,760	Citibank, N.A.	03/13/23	329
USD	505,099	JPY	64,976,594	Citibank, N.A.	03/29/23	2,102
CAD	4,167,473	USD	3,115,200	HSBC Bank	04/04/23	18,392
CAD	4,993,488	USD	3,734,396	State Street Bank and Trust	04/17/23	20,822
USD	81,789,844	JPY	10,393,100,941	Citibank, N.A.	04/18/23	1,107,372
Total Appreciation						$2,074,741
USD	82,695,925	EUR	77,844,676	HSBC Bank	02/06/23	$(1,957,444)
USD	43,303,811	GBP	36,513,412	Bank of New York Mellon	02/07/23	(1,716,556)
USD	49,121,643	AUD	72,900,916	Citibank, N.A.	02/07/23	(2,346,544)
USD	3,190,211	GBP	2,608,735	HSBC Bank	02/07/23	(26,311)
AUD	2,969,994	USD	2,109,722	Morgan Stanley and Co. International	02/07/23	(12,901)
USD	71,434,753	EUR	66,494,584	State Street Bank and Trust	02/13/23	(909,486)
USD	84,103,154	EUR	77,628,438	HSBC Bank	02/14/23	(359,657)
USD	7,000,752	NZD	11,324,047	Morgan Stanley and Co. International	02/17/23	(320,380)
USD	206,679	NZD	324,911	State Street Bank and Trust	02/17/23	(3,380)
USD	138,628,476	EUR	127,977,899	UBS AG	02/17/23	(642,525)
EUR	4,037,827	USD	4,400,137	HSBC Bank	02/21/23	(4,908)
USD	142,509,391	EUR	131,295,718	State Street Bank and Trust	02/21/23	(407,762)
USD	47,630,796	AUD	70,926,740	Citibank, N.A.	02/23/23	(2,475,355)
USD	153,815	NZD	242,592	Citibank, N.A.	02/27/23	(3,041)
CAD	5,476,566	USD	4,117,457	Citibank, N.A.	02/27/23	(723)
USD	22,993,713	CAD	30,853,606	HSBC Bank	02/27/23	(198,937)
USD	6,814,156	NZD	10,916,903	Morgan Stanley and Co. International	02/27/23	(244,533)
USD	46,642,397	GBP	37,852,750	State Street Bank and Trust	02/27/23	(49,875)
USD	185,493	DKK	1,273,721	Citibank, N.A.	03/13/23	(1,165)
USD	15,885,578	DKK	109,178,708	HSBC Bank	03/13/23	(114,054)
USD	2,334,623	JPY	306,974,234	State Street Bank and Trust	03/29/23	(41,726)
USD	36,535,457	AUD	53,026,250	Citibank, N.A.	04/03/23	(980,657)
USD	2,907,803	AUD	4,168,379	HSBC Bank	04/03/23	(41,328)
USD	3,004,386	AUD	4,305,647	UBS AG	04/03/23	(41,863)
CAD	1,815,366	USD	1,365,123	State Street Bank and Trust	04/04/23	(119)
USD	4,433,457	CAD	5,982,839	UBS AG	04/04/23	(65,140)
CAD	668,883	USD	503,062	Citibank, N.A.	04/17/23	(46)
USD	4,234,739	CAD	5,662,371	HSBC Bank	04/17/23	(23,494)
Total (Depreciation)						$(12,989,910)
Total Appreciation (Depreciation)						$(10,915,169)

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$229,253,883	—	$229,253,883
Bonds
Australia	—	166,727,311	—	166,727,311
Austria	—	685,491	—	685,491
Canada	—	153,391,459	—	153,391,459
Denmark	—	21,022,016	—	21,022,016
Finland	—	26,791,742	—	26,791,742
France	—	116,738,533	—	116,738,533
Germany	—	67,838,465	—	67,838,465
Hong Kong	—	18,302,502	—	18,302,502
Italy	—	32,275,311	—	32,275,311
Japan	—	99,755,545	—	99,755,545
Luxembourg	—	10,088,445	—	10,088,445
Netherlands	—	70,147,703	—	70,147,703
New Zealand	—	14,048,996	—	14,048,996
Norway	—	22,976,420	—	22,976,420
Spain	—	35,171,616	—	35,171,616
Supranational Organization Obligations	—	35,216,771	—	35,216,771
Sweden	—	8,585,756	—	8,585,756
Switzerland	—	22,002,560	—	22,002,560
United Kingdom	—	135,652,469	—	135,652,469
United States	—	1,250,884,214	—	1,250,884,214
U.S. Treasury Obligations	—	80,805,230	—	80,805,230
Securities Lending Collateral	—	54,097,695	—	54,097,695
Forward Currency Contracts**	—	(10,915,169)	—	(10,915,169)
TOTAL	—	$2,661,544,964	—	$2,661,544,964
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (3.9%)
	AES Brasil Energia SA	96,049	$191,103
	Aliansce Sonae Shopping Centers SA	59,551	211,278
*	Alliar Medicos A Frente SA	13,687	57,673
	Allied Tecnologia SA	11,000	12,135
	Alper Consultoria e Corretora de Seguros SA	1,100	6,100
	Alupar Investimento SA	32,200	180,020
	Ambev SA, ADR	235,404	626,175
*	Anima Holding SA	46,900	40,836
	Arezzo Industria e Comercio SA	8,860	152,894
	Atacadao SA	144,020	466,704
	Auren Energia SA	89,204	270,795
	B3 SA - Brasil Bolsa Balcao	606,753	1,549,065
	Banco Bradesco SA	139,540	346,905
	Banco BTG Pactual SA	224,710	957,042
	Banco do Brasil SA	97,300	780,117
	Banco Modal SA	17,652	8,589
	Banco Santander Brasil SA	63,861	364,198
	BB Seguridade Participacoes SA	90,754	675,430
	Bemobi Mobile Tech SA	13,617	42,919
*	Blau Farmaceutica SA	6,879	39,420
	Boa Vista Servicos SA	52,800	80,090
	BR Properties SA	27,600	33,003
	Braskem SA, ADR, Class A	4,311	39,791
	Brisanet Participacoes SA	21,500	10,758
	Caixa Seguridade Participacoes SA	153,421	262,638
	Camil Alimentos SA	28,442	46,448
	CCR SA	445,633	1,032,375
	Centrais Eletricas Brasileiras SA	46,216	370,089
	Cia Brasileira de Aluminio	16,100	40,279
	Cia Brasileira de Distribuicao	51,323	209,486
	Cia de Saneamento Basico do Estado de Sao Paulo	20,044	219,776
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	14,704	161,891
	Cia de Saneamento de Minas Gerais-COPASA	42,300	121,993
	Cia de Saneamento do Parana	61,000	148,555
#	Cia Energetica de Minas Gerais, Sponsored ADR	9,203	20,615
	Cia Energetica de Minas Gerais	82,570	270,663
	Cia Paranaense de Energia	69,145	151,828
	Cielo SA	519,418	512,634
*	Cogna Educacao	298,665	140,028
*	Construtora Tenda SA	51,288	48,294
	Cosan SA	200,578	659,861
	CPFL Energia SA	22,741	149,089
	CSU Digital SA	8,200	18,043
	Cury Construtora e Incorporadora SA	18,100	48,064
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,377	392,865
	Dexco SA	125,381	186,233
	Diagnosticos da America SA	11,914	25,746
	Dimed SA Distribuidora da Medicamentos	22,448	45,415
	Direcional Engenharia SA	30,300	95,324
	EcoRodovias Infraestrutura e Logistica SA	73,109	65,385
	EDP - Energias do Brasil SA	35,596	142,838
*	Embraer SA	244,052	786,055
	Empreendimentos Pague Menos SA	18,300	15,105
	Energisa SA	79,820	664,341
	Equatorial Energia SA	241,171	1,331,208

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Eternit SA	10,926	$30,413
	Even Construtora e Incorporadora SA	59,880	56,385
	Ez Tec Empreendimentos e Participacoes SA	40,196	116,004
	Fleury SA	107,568	328,025
	Fras-Le SA	12,182	24,694
	Gerdau SA, Sponsored ADR	54,690	355,485
*Ω	GPS Participacoes e Empreendimentos SA	40,026	97,772
	Grendene SA	49,721	64,058
*	Grupo Mateus SA	96,585	130,142
	Grupo SBF SA	28,416	62,023
	Guararapes Confeccoes SA	40,565	40,754
*Ω	Hapvida Participacoes e Investimentos SA	846,519	858,809
*	Hidrovias do Brasil SA	33,300	14,235
	Hypera SA	62,328	569,710
	Instituto Hermes Pardini SA	16,500	67,446
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,000	66,915
*	International Meal Co. Alimentacao SA, Class A	60,698	30,012
	Iochpe-Maxion SA	25,200	56,890
	Irani Papel e Embalagem SA	33,400	52,242
*	IRB Brasil Resseguros SA	10,644	54,789
	Itau Unibanco Holding SA	45,535	193,306
	JHSF Participacoes SA	91,696	93,027
	JSL SA	1,648	2,110
	Kepler Weber SA	20,870	95,093
	Klabin SA	318,611	1,213,864
	Lavvi Empreendimentos Imobiliarios Ltda	12,800	13,818
	Light SA	87,100	65,373
	Localiza Rent a Car SA	112,530	1,312,552
*Ω	Locaweb Servicos de Internet SA	62,696	79,168
	LOG Commercial Properties e Participacoes SA	6,900	24,738
*	Log-in Logistica Intermodal SA	6,000	43,130
*	Lojas Quero Quero SA	88,100	64,214
	Lojas Renner SA	172,115	733,378
	LPS Brasil Consultoria de Imoveis SA	17,000	6,430
	M Dias Branco SA	14,332	96,614
*	Magazine Luiza SA	605,922	528,778
	Mahle-Metal Leve SA	13,100	88,051
	Marcopolo SA	38,000	19,238
*	Marisa Lojas SA	69,000	18,758
	Melnick Even Desenvolvimento Imobiliario SA	16,200	9,574
	Mills Estruturas e Servicos de Engenharia SA	53,000	109,836
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	7,746	7,462
*	Moura Dubeux Engenharia SA	10,100	11,281
	Movida Participacoes SA	82,411	122,570
	MRV Engenharia e Participacoes SA	110,347	152,599
	Multilaser Industrial SA	59,683	39,387
	Natura & Co. Holding SA	287,400	823,763
#	Natura & Co. Holding SA, ADR	15,400	88,858
	Neoenergia SA	54,109	160,527
	Odontoprev SA	97,297	218,119
*	Omega Energia SA	90,708	157,783
*	Orizon Valorizacao de Residuos SA	4,200	32,019
	Ouro Fino Saude Animal Participacoes SA	1,600	8,466
	Porto Seguro SA	74,718	381,222
	Portobello SA	16,400	26,362
	Positivo Tecnologia SA	30,352	51,122
	Qualicorp Consultoria e Corretora de Seguros SA	76,724	95,370
	Raia Drogasil SA	262,340	1,283,199
Ω	Rede D'Or Sao Luiz SA	149,839	941,601

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Romi SA	9,092	$34,424
	Rumo SA	50,500	182,848
	Santos Brasil Participacoes SA	67,191	116,611
	Sendas Distribuidora SA, ADR	7,845	151,330
	Sendas Distribuidora SA	230,650	892,830
	SIMPAR SA	69,951	107,070
	Sinqia SA	11,600	40,355
	Suzano SA	146,361	1,336,662
	Tegma Gestao Logistica SA	9,500	35,277
	Telefonica Brasil SA	29,500	243,029
#	Telefonica Brasil SA, ADR	30,834	250,680
	TIM SA	272,539	632,988
	TOTVS SA	66,708	395,152
	Transmissora Alianca de Energia Eletrica SA	80,252	585,887
	Tres Tentos Agroindustrial SA	11,300	22,527
	Trisul SA	40,600	29,912
	Ultrapar Participacoes SA	165,408	429,788
	Ultrapar Participacoes SA, Sponsored ADR	61,736	161,131
	Unipar Carbocloro SA	8,960	136,987
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,000	34,921
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	61,979	178,503
*	Via SA	542,059	256,278
	Vibra Energia SA	154,538	501,092
	Vivara Participacoes SA	15,400	74,326
	Vulcabras Azaleia SA	27,100	63,048
	WEG SA	187,278	1,410,774
	Wilson Sons Holdings Brasil SA	39,949	81,058
	Wiz Solucoes e Corretagem de Seguros SA	16,300	22,670
*	XP, Inc., BDR	7,417	131,134
	YDUQS Participacoes SA	31,700	64,508
*	Zamp SA	27,041	29,032
TOTAL BRAZIL			36,648,599
CHILE — (0.6%)
	Aguas Andinas SA, Class A	702,233	168,385
	Banco de Chile	208,711	22,805
	Banco de Chile, ADR	16,274	357,536
	Banco de Credito e Inversiones SA	6,348	191,381
#	Banco Santander Chile, ADR	13,546	229,063
	Banco Santander Chile	760,231	31,970
	Besalco SA	118,298	56,205
*	Camanchaca SA	228,863	16,388
	CAP SA	19,548	180,553
	Cencosud SA	149,384	268,411
	Cencosud Shopping SA	61,000	91,921
	Cia Cervecerias Unidas SA	29,430	226,446
	Embotelladora Andina SA, ADR, Class B	1,873	28,582
	Empresa Nacional de Telecomunicaciones SA	24,060	92,289
	Empresas CMPC SA	158,050	271,782
	Empresas COPEC SA	43,271	326,383
	Empresas Hites SA	95,679	11,766
	Enel Americas SA	1,269,894	168,182
	Enel Chile SA	2,990,588	140,874
	Falabella SA	57,475	133,621
	Forus SA	22,023	34,584
	Grupo Security SA	409,448	95,145
	Hortifrut SA	43,292	69,609
	Instituto de Diagnostico SA	1,346	2,628

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Inversiones Aguas Metropolitanas SA	132,025	$78,304
	Inversiones La Construccion SA	7,731	34,952
	Itau CorpBanca Chile SA	39,559,509	90,041
	Itau CorpBanca Chile SA, ADR	300	1,005
	Masisa SA	657,534	35,739
	Multiexport Foods SA	74,232	23,788
	Parque Arauco SA	97,790	125,949
	PAZ Corp. SA	19,614	9,219
	Plaza SA	43,864	59,436
	Ripley Corp. SA	224,629	46,784
	Salfacorp SA	132,841	49,508
	Sigdo Koppers SA	84,902	117,456
	SMU SA	976,725	151,602
	Sociedad Matriz SAAM SA	1,197,624	141,741
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,316	908,683
	Socovesa SA	15,493	1,935
	SONDA SA	176,889	87,758
	Vina Concha y Toro SA	102,802	131,362
TOTAL CHILE			5,311,771
CHINA — (31.5%)
	360 DigiTech, Inc., ADR	27,190	656,095
	360 Security Technology, Inc., Class A	59,500	61,846
*	361 Degrees International Ltd.	219,000	105,981
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	64,700	196,188
Ω	3SBio, Inc.	343,500	374,148
	Accelink Technologies Co. Ltd., Class A	13,100	33,784
	ADAMA Ltd., Class A	25,800	36,515
	Addsino Co. Ltd., Class A	27,000	42,416
*	Advanced Technology & Materials Co. Ltd., Class A	17,320	22,637
	AECC Aero-Engine Control Co. Ltd., Class A	12,800	49,404
	AECC Aviation Power Co. Ltd., Class A	11,400	76,807
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	7,900	11,103
*	Agile Group Holdings Ltd.	376,000	120,955
*	Agora, Inc., ADR	7,535	29,311
	Agricultural Bank of China Ltd., Class H	4,879,000	1,756,113
	Aier Eye Hospital Group Co. Ltd., Class A	52,889	258,321
	Aisino Corp., Class A	19,300	34,391
	Ajisen China Holdings Ltd.	95,000	11,256
Ω	Ak Medical Holdings Ltd.	60,000	68,221
*	Alibaba Group Holding Ltd., Sponsored ADR	69,011	7,605,012
*	Alibaba Group Holding Ltd.	430,400	5,917,423
*	Alibaba Health Information Technology Ltd.	472,000	421,550
*	Alibaba Pictures Group Ltd.	3,720,000	280,813
Ω	A-Living Smart City Services Co. Ltd.	146,750	185,715
	All Winner Technology Co. Ltd., Class A	11,660	38,868
*	Alpha Group, Class A	18,000	13,484
*	Amlogic Shanghai Co. Ltd., Class A	6,431	74,111
	Amoy Diagnostics Co. Ltd., Class A	7,380	31,506
	Angel Yeast Co. Ltd., Class A	11,900	73,441
	Anhui Anke Biotechnology Group Co. Ltd., Class A	22,200	37,368
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	40,833
	Anhui Expressway Co. Ltd., Class H	88,000	80,254
	Anhui Guangxin Agrochemical Co. Ltd., Class A	24,620	115,607
	Anhui Gujing Distillery Co. Ltd., Class A	2,700	111,427
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	106,462
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	37,514
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	46,878
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	55,420

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Kouzi Distillery Co. Ltd., Class A	16,100	$133,243
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	19,272
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	23,717
	Anhui Xinhua Media Co. Ltd., Class A	14,100	11,584
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	82,707
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	63,471
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	560	16,161
	Anjoy Foods Group Co. Ltd., Class A	1,500	35,465
	Anker Innovations Technology Co. Ltd., Class A	2,400	23,452
	ANTA Sports Products Ltd.	206,200	3,127,766
*	Anton Oilfield Services Group	1,062,000	48,984
	Aoshikang Technology Co. Ltd., Class A	7,200	28,747
*	Aotecar New Energy Technology Co. Ltd., Class A	45,000	19,923
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	97,681
	APT Satellite Holdings Ltd.	62,000	17,811
*Ω	Archosaur Games, Inc.	77,000	41,653
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	16,900	72,746
Ω	AsiaInfo Technologies Ltd.	64,000	118,246
	Asymchem Laboratories Tianjin Co. Ltd., Class A	3,900	92,668
	Autobio Diagnostics Co. Ltd., Class A	3,900	38,103
	Avary Holding Shenzhen Co. Ltd., Class A	15,800	67,678
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	78,105
	AviChina Industry & Technology Co. Ltd., Class H	728,000	378,641
	AVICOPTER PLC, Class A	8,800	62,934
	Bafang Electric Suzhou Co. Ltd., Class A	500	8,843
Ω	BAIC Motor Corp. Ltd., Class H	511,500	157,010
*	Baidu, Inc., Sponsored ADR	12,183	1,640,806
*	Baidu, Inc., Class A	88,450	1,486,848
Ω	BAIOO Family Interactive Ltd.	372,000	24,259
	Bank of Beijing Co. Ltd., Class A	86,800	54,668
	Bank of Changsha Co. Ltd., Class A	58,200	59,215
	Bank of Chengdu Co. Ltd., Class A	60,600	130,599
	Bank of China Ltd., Class H	12,469,000	4,746,507
	Bank of Chongqing Co. Ltd., Class H	169,500	93,617
	Bank of Communications Co. Ltd., Class H	1,498,000	925,912
	Bank of Guiyang Co. Ltd., Class A	65,936	54,465
	Bank of Hangzhou Co. Ltd., Class A	36,000	69,525
	Bank of Jiangsu Co. Ltd., Class A	63,080	69,455
	Bank of Nanjing Co. Ltd., Class A	55,422	85,306
	Bank of Ningbo Co. Ltd., Class A	50,010	243,656
	Bank of Shanghai Co. Ltd., Class A	70,000	62,142
	Bank of Suzhou Co. Ltd., Class A	33,130	38,377
*	Bank of Tianjin Co. Ltd., Class H	54,000	13,158
*Ω	Bank of Zhengzhou Co. Ltd., Class H	43,560	6,445
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	12,726
*	Baoye Group Co. Ltd., Class H	66,000	32,750
*	Baozun, Inc., Sponsored ADR	13,006	98,976
*	Baozun, Inc., Class A	14,300	35,300
	Beibuwan Port Co. Ltd., Class A	31,000	34,679
#*	BeiGene Ltd., ADR	1,193	305,408
*	BeiGene Ltd.	17,800	349,868
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	16,700	20,569
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	21,597
	Beijing Capital Development Co. Ltd., Class A	56,800	48,686
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	64,248
*	Beijing Capital International Airport Co. Ltd., Class H	252,000	191,660
	Beijing Career International Co. Ltd., Class A	3,100	23,045
	Beijing Certificate Authority Co. Ltd., Class A	3,150	12,638
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	32,702

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Compass Technology Development Co. Ltd., Class A	2,800	$24,407
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	26,557	36,123
	Beijing Easpring Material Technology Co. Ltd., Class A	3,721	37,332
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	12,000	46,111
*	Beijing Energy International Holding Co. Ltd.	1,748,000	47,260
	Beijing Enlight Media Co. Ltd., Class A	43,400	52,836
	Beijing Enterprises Holdings Ltd.	144,000	488,997
	Beijing Enterprises Water Group Ltd.	1,268,000	324,019
*††	Beijing Gas Blue Sky Holdings Ltd.	1,800,000	21,826
	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	26,742
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,200	22,720
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	2,188	89,428
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	76,129
	Beijing Kingsoft Office Software, Inc., Class A	1,236	51,598
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	17,381
	Beijing North Star Co. Ltd., Class H	198,000	23,475
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	14,275
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,200	51,992
	Beijing Originwater Technology Co. Ltd., Class A	44,068	32,033
	Beijing Roborock Technology Co. Ltd., Class A	1,186	53,786
	Beijing Shiji Information Technology Co. Ltd., Class A	14,516	36,823
	Beijing Sinnet Technology Co. Ltd., Class A	49,200	65,442
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	24,567
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	30,896
	Beijing Strong Biotechnologies, Inc., Class A	7,900	19,689
	Beijing SuperMap Software Co. Ltd., Class A	7,000	20,963
*	Beijing Thunisoft Corp. Ltd., Class A	20,300	25,353
	Beijing Tiantan Biological Products Corp. Ltd., Class A	12,360	43,335
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	128,000	195,016
	Beijing Tongrentang Co. Ltd., Class A	4,800	33,576
	Beijing Ultrapower Software Co. Ltd., Class A	36,401	26,613
	Beijing United Information Technology Co. Ltd., Class A	4,850	69,703
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	11,332
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	5,195	103,368
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	17,901
	Beijing Yanjing Brewery Co. Ltd., Class A	16,300	27,195
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	2,900	44,929
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	46,634
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	120,100	87,632
	Beken Corp., Class A	3,600	16,628
	Bestsun Energy Co. Ltd., Class A	28,200	18,393
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	38,319
	Better Life Commercial Chain Share Co. Ltd., Class A	5,600	5,024
	BGI Genomics Co. Ltd., Class A	5,400	43,604
	Biem.L.Fdlkk Garment Co. Ltd., Class A	9,276	37,503
*	Bilibili, Inc., Class Z	20,180	503,627
	Black Peony Group Co. Ltd., Class A	20,700	21,616
	Bloomage Biotechnology Corp. Ltd., Class A	1,609	29,770
Ω	Blue Moon Group Holdings Ltd.	57,000	37,322
*	Blue Sail Medical Co. Ltd., Class A	24,900	29,906
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	89,200	70,230
Ω	BOC Aviation Ltd.	36,500	303,970
	BOC International China Co. Ltd., Class A	18,400	30,780
	BOE Technology Group Co. Ltd., Class A	586,700	346,545
	BOE Varitronix Ltd.	68,000	161,966
*	Bohai Leasing Co. Ltd., Class A	149,500	52,110
	Bosideng International Holdings Ltd.	1,112,000	619,692

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bright Dairy & Food Co. Ltd., Class A	29,900	$47,286
	BrightGene Bio-Medical Technology Co. Ltd., Class A	6,773	23,409
*††	Brilliance China Automotive Holdings Ltd.	716,000	425,276
	B-Soft Co. Ltd., Class A	12,870	17,459
#*	Burning Rock Biotech Ltd., ADR	5,610	16,325
	BYD Co. Ltd., Class H	39,000	1,235,034
	BYD Electronic International Co. Ltd.	189,500	656,836
	By-health Co. Ltd., Class A	19,900	68,071
	C C Land Holdings Ltd.	321,000	77,666
	C&D International Investment Group Ltd.	170,346	541,632
	Cabbeen Fashion Ltd.	59,000	7,597
	Caitong Securities Co. Ltd., Class A	53,950	62,520
	Camel Group Co. Ltd., Class A	34,000	45,112
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	25,200	18,553
	Canny Elevator Co. Ltd., Class A	12,500	14,388
Ω	CanSino Biologics, Inc., Class H	22,200	182,647
	Capinfo Co. Ltd., Class H	204,000	8,725
*	Capital Environment Holdings Ltd.	1,184,000	25,332
	Castech, Inc., Class A	9,600	24,418
	CECEP Solar Energy Co. Ltd., Class A	67,000	76,231
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	32,100	11,098
	CECEP Wind-Power Corp., Class A	218,530	129,124
	Central China Management Co. Ltd.	227,000	24,049
	Central China Real Estate Ltd.	235,705	13,519
	Central China Securities Co. Ltd., Class H	402,000	63,668
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	21,433
	CETC Digital Technology Co. Ltd., Class A	5,330	18,164
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	26,914
Ω	CGN Power Co. Ltd., Class H	1,287,000	300,719
	Chacha Food Co. Ltd., Class A	8,300	56,159
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	15,540
	Changchun High & New Technology Industry Group, Inc., Class A	2,800	83,611
	Changjiang Securities Co. Ltd., Class A	39,100	33,366
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	12,000	11,915
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	50,228
*	Chanjet Information Technology Co. Ltd., Class H	26,100	17,051
	Chaowei Power Holdings Ltd.	107,000	31,206
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	70,279
*	Cheetah Mobile, Inc., ADR	2,930	7,969
*	Chen Lin Education Group Holdings Ltd.	66,000	16,931
*	Cheng De Lolo Co. Ltd., Class A	40,100	53,089
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	23,369
	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	33,559
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	17,518
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,300	18,578
	Chengdu Hongqi Chain Co. Ltd., Class A	25,300	20,572
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	15,109
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	16,029
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	57,293
	Chengdu Xingrong Environment Co. Ltd., Class A	54,100	40,177
	Chengtun Mining Group Co. Ltd., Class A	66,800	62,573
	Chenguang Biotech Group Co. Ltd., Class A	10,000	27,472
	Chengxin Lithium Group Co. Ltd., Class A	13,000	82,685
*	Chengzhi Co. Ltd., Class A	35,500	48,559
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	23,000	68,114
	China Aerospace International Holdings Ltd.	476,000	28,265
	China Aircraft Leasing Group Holdings Ltd.	117,000	78,507
*	China Anchu Energy Storage Group Ltd.	281,000	18,656
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	45,105

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Baoan Group Co. Ltd., Class A	20,300	$37,780
	China Bester Group Telecom Co. Ltd., Class A	4,900	8,213
	China BlueChemical Ltd., Class H	454,000	124,806
#Ω	China Bohai Bank Co. Ltd., Class H	225,500	44,591
	China CAMC Engineering Co. Ltd., Class A	19,900	24,671
	China CITIC Bank Corp. Ltd., Class H	1,486,000	716,921
	China Communications Services Corp. Ltd., Class H	760,000	289,210
*	China Conch Environment Protection Holdings Ltd.	330,500	144,667
	China Conch Venture Holdings Ltd.	448,000	950,694
	China Construction Bank Corp., Class H	8,104,000	5,245,644
	China CSSC Holdings Ltd., Class A	25,400	89,414
	China Datang Corp. Renewable Power Co. Ltd., Class H	798,000	263,312
	China Design Group Co. Ltd., Class A	16,900	19,765
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	120,244
	China Dongxiang Group Co. Ltd.	754,000	38,143
#Ω	China East Education Holdings Ltd.	50,000	38,243
	China Electronics Huada Technology Co. Ltd.	214,000	33,624
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	38,677
	China Energy Engineering Corp. Ltd., Class H	416,000	53,790
	China Everbright Bank Co. Ltd., Class H	693,000	221,216
#Ω	China Everbright Greentech Ltd.	99,000	24,295
	China Everbright Ltd.	458,000	355,747
*	China Express Airlines Co. Ltd., Class A	11,000	20,311
Ω	China Feihe Ltd.	714,000	685,039
	China Film Co. Ltd., Class A	20,400	39,321
	China Foods Ltd.	204,000	76,021
	China Galaxy Securities Co. Ltd., Class H	837,500	451,458
	China Gas Holdings Ltd.	900,800	1,402,382
	China Gold International Resources Corp. Ltd.	47,700	171,320
*	China Grand Automotive Services Group Co. Ltd., Class A	48,065	15,120
	China Great Wall Securities Co. Ltd., Class A	30,800	41,669
	China Greatwall Technology Group Co. Ltd., Class A	21,800	39,383
#*	China Green Agriculture, Inc.	2,355	9,585
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	70,499
	China Harmony Auto Holding Ltd.	245,500	36,132
	China Harzone Industry Corp. Ltd., Class A	24,300	27,285
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	16,589
*	China High Speed Transmission Equipment Group Co. Ltd.	109,000	51,296
Ω	China International Capital Corp. Ltd., Class H	395,600	884,018
	China International Marine Containers Group Co. Ltd., Class H	215,490	165,502
#	China Isotope & Radiation Corp.	18,600	43,384
	China Jinmao Holdings Group Ltd.	1,769,414	406,425
	China Jushi Co. Ltd., Class A	122,071	267,234
	China Kepei Education Group Ltd.	74,000	34,806
	China Lesso Group Holdings Ltd.	340,000	386,479
	China Life Insurance Co. Ltd., Class H	236,000	434,422
	China Lilang Ltd.	145,000	74,392
*Ω	China Literature Ltd.	133,800	701,500
*††	China Maple Leaf Educational Systems Ltd.	82,000	1,392
*	China Medical & HealthCare Group Ltd.	950,000	6,532
	China Medical System Holdings Ltd.	716,000	1,235,971
	China Meheco Co. Ltd., Class A	29,820	67,273
	China Meidong Auto Holdings Ltd.	40,000	99,246
	China Mengniu Dairy Co. Ltd.	457,000	2,204,510
	China Merchants Bank Co. Ltd., Class H	533,500	3,460,349
	China Merchants Energy Shipping Co. Ltd., Class A	38,400	36,433
	China Merchants Land Ltd.	606,000	45,579
	China Merchants Port Holdings Co. Ltd.	402,704	564,520
	China Merchants Property Operation & Service Co. Ltd., Class A	15,947	38,947

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Merchants Securities Co. Ltd., Class H	94,940	$103,775
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	40,700	89,643
	China Minsheng Banking Corp. Ltd., Class H	864,000	323,029
	China National Accord Medicines Corp. Ltd., Class A	9,300	48,332
	China National Chemical Engineering Co. Ltd., Class A	87,700	113,010
	China National Medicines Corp. Ltd., Class A	12,300	56,047
	China National Nuclear Power Co. Ltd., Class A	299,600	268,486
	China National Software & Service Co. Ltd., Class A	5,070	56,686
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	26,518
	China Nonferrous Mining Corp. Ltd.	84,000	45,910
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	37,849	163,320
*	China Nuclear Energy Technology Corp. Ltd.	326,000	22,075
	China Oilfield Services Ltd., Class H	510,000	618,137
	China Overseas Grand Oceans Group Ltd.	537,638	250,873
	China Overseas Land & Investment Ltd.	756,000	2,041,404
	China Pacific Insurance Group Co. Ltd., Class H	521,000	1,432,472
	China Publishing & Media Co. Ltd., Class A	22,400	16,538
	China Railway Group Ltd., Class H	707,000	385,692
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	33,087
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	158,118
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	22,979
*	China Rare Earth Holdings Ltd.	436,000	32,273
*	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	38,005
Ω	China Renaissance Holdings Ltd.	58,300	77,585
	China Resources Beer Holdings Co. Ltd.	138,000	1,038,902
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	22,558
	China Resources Gas Group Ltd.	436,800	1,836,847
	China Resources Land Ltd.	878,000	4,207,862
	China Resources Microelectronics Ltd., Class A	4,846	39,535
Ω	China Resources Pharmaceutical Group Ltd.	543,500	409,389
	China Risun Group Ltd.	189,000	91,238
*	China Ruyi Holdings Ltd.	1,632,000	436,368
	China Sanjiang Fine Chemicals Co. Ltd.	259,000	55,585
	China Science Publishing & Media Ltd., Class A	7,400	13,358
*Ω	China Shengmu Organic Milk Ltd.	820,000	35,085
	China Shineway Pharmaceutical Group Ltd.	93,000	86,825
#	China Shuifa Singyes Energy Holdings Ltd.	142,000	18,320
*	China Silver Group Ltd.	618,000	34,810
*	China South City Holdings Ltd.	1,382,000	100,556
	China South Publishing & Media Group Co. Ltd., Class A	33,100	48,311
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	40,400	40,072
	China Starch Holdings Ltd.	320,000	10,443
	China State Construction Engineering Corp. Ltd., Class A	366,183	300,930
	China State Construction International Holdings Ltd.	514,000	615,640
	China Sunshine Paper Holdings Co. Ltd.	222,000	60,185
	China Suntien Green Energy Corp. Ltd., Class H	630,000	295,725
	China Taiping Insurance Holdings Co. Ltd.	664,800	920,769
	China Testing & Certification International Group Co. Ltd., Class A	11,256	21,471
	China Tianying, Inc., Class A	55,800	45,740
	China Tourism Group Duty Free Corp. Ltd., Class A	9,041	286,271
Ω	China Tower Corp. Ltd., Class H	10,578,000	1,201,881
	China Traditional Chinese Medicine Holdings Co. Ltd.	436,000	208,892
*	China TransInfo Technology Co. Ltd., Class A	40,500	60,755
	China Tungsten & Hightech Materials Co. Ltd., Class A	18,100	44,091
	China Union Holdings Ltd., Class A	17,000	10,310
	China Vanke Co. Ltd., Class H	610,104	1,233,325
	China Water Affairs Group Ltd.	166,000	144,282

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China West Construction Group Co. Ltd., Class A	25,800	$30,877
*††	China Wood Optimization Holding Ltd.	84,000	1,808
Ω	China Xinhua Education Group Ltd.	23,000	3,171
	China Yangtze Power Co. Ltd., Class A	200,697	618,146
	China Yongda Automobiles Services Holdings Ltd.	306,500	265,067
#*	China ZhengTong Auto Services Holdings Ltd.	737,000	66,892
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	84,173
*	China Zheshang Bank Co. Ltd., Class H	266,000	97,096
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	11,239
#*††	China Zhongwang Holdings Ltd.	437,200	17,563
	Chinasoft International Ltd.	778,000	683,996
*	Chindata Group Holdings Ltd., ADR	30,753	254,942
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	49,123
	Chongqing Brewery Co. Ltd., Class A	8,566	153,004
	Chongqing Changan Automobile Co. Ltd., Class A	36,400	76,635
	Chongqing Department Store Co. Ltd., Class A	5,700	20,425
*	Chongqing Dima Industry Co. Ltd., Class A	50,600	16,197
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	37,896	101,237
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	14,500	57,367
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	27,201
	Chongqing Rural Commercial Bank Co. Ltd., Class H	609,000	220,000
	Chongqing Zhifei Biological Products Co. Ltd., Class A	15,100	219,616
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	17,604
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	20,000	23,641
	Chow Tai Seng Jewellery Co. Ltd., Class A	29,150	66,848
#	CIFI Ever Sunshine Services Group Ltd.	406,000	222,965
	CIMC Enric Holdings Ltd.	192,000	215,492
Ω	CIMC Vehicles Group Co. Ltd., Class H	24,500	16,067
	Cinda Real Estate Co. Ltd., Class A	34,100	28,379
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	23,978
	CITIC Securities Co. Ltd., Class H	348,350	796,960
#*	Citychamp Watch & Jewellery Group Ltd.	440,000	71,857
*	CMGE Technology Group Ltd.	340,000	86,173
	CMOC Group Ltd., Class H	1,830,000	1,059,211
	CMST Development Co. Ltd., Class A	59,100	44,780
*	CNFinance Holdings Ltd., ADR	10,911	21,713
	CNHTC Jinan Truck Co. Ltd., Class A	36,100	87,188
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	77,326
	CNOOC Energy Technology & Services Ltd., Class A	70,800	33,562
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	26,800	63,525
	COFCO Biotechnology Co. Ltd., Class A	64,200	82,716
	Comba Telecom Systems Holdings Ltd.	470,000	90,155
	Concord New Energy Group Ltd.	2,630,000	255,398
*	Confidence Intelligence Holdings Ltd.	10,000	40,396
	Consun Pharmaceutical Group Ltd.	52,000	27,438
	Contemporary Amperex Technology Co. Ltd., Class A	14,500	1,005,801
#*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	32,000	30,147
	COSCO SHIPPING Holdings Co. Ltd., Class H	536,550	556,553
#	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	70,388
	COSCO SHIPPING Ports Ltd.	297,585	225,125
#*	Cosmopolitan International Holdings Ltd.	376,000	62,694
	Country Garden Holdings Co. Ltd.	3,496,537	1,312,009
	Country Garden Services Holdings Co. Ltd.	130,000	351,450
	CPMC Holdings Ltd.	269,000	154,213
*	CPT Technology Group Co. Ltd., Class A	47,400	13,844
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	47,042
*	Crazy Sports Group Ltd.	1,092,000	34,448
	CRRC Corp. Ltd., Class H	532,000	241,137
Ω	CSC Financial Co. Ltd., Class H	279,500	289,819

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSG Holding Co. Ltd., Class A	66,910	$71,964
*	CSG Smart Science&Technology Co. Ltd., Class A	24,500	26,997
	CTS International Logistics Corp. Ltd., Class A	33,000	52,068
	Daan Gene Co. Ltd., Class A	29,780	70,249
Ω	Dali Foods Group Co. Ltd.	377,500	168,338
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	24,449
	Dalipal Holdings Ltd.	30,000	9,145
	Daqin Railway Co. Ltd., Class A	60,100	59,669
	Dare Power Dekor Home Co. Ltd., Class A	7,000	9,790
	Dashang Co. Ltd., Class A	7,400	19,280
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	22,264	125,632
	Dawnrays Pharmaceutical Holdings Ltd.	140,000	23,214
	Dazzle Fashion Co. Ltd., Class A	7,100	16,426
	DBG Technology Co. Ltd., Class A	7,300	10,632
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	59,421
*	Deppon Logistics Co. Ltd., Class A	7,400	23,528
	Dexin China Holdings Co. Ltd.	203,000	19,648
	DHC Software Co. Ltd., Class A	56,800	52,200
	Dian Diagnostics Group Co. Ltd., Class A	26,300	104,421
	Differ Group Auto Ltd.	756,000	21,717
	Digital China Group Co. Ltd., Class A	11,648	42,416
	Digital China Holdings Ltd.	337,000	171,877
	Digital China Information Service Co. Ltd., Class A	17,500	30,301
	Do-Fluoride Chemicals Co. Ltd., Class A	31,500	172,338
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	48,960
	Dongfang Electric Corp. Ltd., Class H	102,000	182,176
	Dongfang Electronics Co. Ltd., Class A	28,400	36,846
	Dongfeng Motor Group Co. Ltd., Class H	430,000	256,373
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	16,226
	Dongguan Development Holdings Co. Ltd., Class A	19,700	27,510
	Dongjiang Environmental Co. Ltd., Class H	26,000	8,402
	Dongxing Securities Co. Ltd., Class A	50,235	62,285
	Dongyue Group Ltd.	180,000	215,491
*	DouYu International Holdings Ltd., ADR	45,019	81,935
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	51,536
	East Group Co. Ltd., Class A	33,500	36,944
	East Money Information Co. Ltd., Class A	43,796	146,756
	Ecovacs Robotics Co. Ltd., Class A	8,200	106,202
	Edan Instruments, Inc., Class A	12,500	22,624
	Edifier Technology Co. Ltd., Class A	15,400	22,446
	EEKA Fashion Holdings Ltd.	64,000	85,812
	Electric Connector Technology Co. Ltd., Class A	6,000	34,731
*	Elion Energy Co. Ltd., Class A	87,620	56,371
	ENN Energy Holdings Ltd.	179,200	2,699,956
	Eoptolink Technology, Inc.Ltd., Class A	4,765	17,804
	Era Co. Ltd., Class A	28,400	19,879
	Essex Bio-technology Ltd.	88,000	47,956
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	92,317
	EVA Precision Industrial Holdings Ltd.	320,000	47,910
	Eve Energy Co. Ltd., Class A	4,700	61,740
#Ω	Everbright Securities Co. Ltd., Class H	64,400	48,256
*Ω	Everest Medicines Ltd.	45,000	143,778
*	Fangda Carbon New Material Co. Ltd., Class A	44,220	43,190
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	72,419
	Fanhua, Inc., Sponsored ADR	11,175	86,718
#	Far East Horizon Ltd.	457,000	412,797
	FAW Jiefang Group Co. Ltd.	30,600	37,368
	FAWER Automotive Parts Co. Ltd., Class A	49,400	35,776
	Fibocom Wireless, Inc., Class A	12,450	38,644

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	FIH Mobile Ltd.	782,000	$82,952
	Financial Street Holdings Co. Ltd., Class A	51,600	40,073
	Financial Street Property Co. Ltd., Class H	13,000	4,810
	FinVolution Group, ADR	14,215	78,040
	First Capital Securities Co. Ltd., Class A	38,800	34,560
	First Tractor Co. Ltd., Class H	64,000	34,935
	Focus Media Information Technology Co. Ltd., Class A	229,800	237,146
	Foryou Corp.	4,300	24,906
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	30,231	356,176
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	11,400	15,560
*	Founder Holdings Ltd.	332,000	21,197
	Founder Securities Co. Ltd., Class A	49,800	51,303
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	153,945
#	FriendTimes, Inc.	212,000	27,261
	Fu Shou Yuan International Group Ltd.	344,000	290,256
*	Fuan Pharmaceutical Group Co. Ltd., Class A	25,500	14,493
	Fujian Boss Software Development Co. Ltd., Class A	12,450	39,209
	Fujian Funeng Co. Ltd., Class A	31,700	58,574
	Fujian Longking Co. Ltd., Class A	16,500	44,386
	Fujian Star-net Communication Co. Ltd., Class A	7,000	21,618
*	Fulin Precision Co Ltd, Class A	7,000	16,378
#*	Fullshare Holdings Ltd.	4,777,500	70,575
	Fulongma Group Co. Ltd., Class A	8,100	10,977
	Fulu Holdings Ltd.	15,000	9,580
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	106,800	525,622
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,200	33,247
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	53,960	492,826
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	55,080
	Gaona Aero Material Co. Ltd., Class A	3,900	26,014
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,300	120,672
	GCL Energy Technology Co. Ltd.	44,100	72,787
*	GCL New Energy Holdings Ltd.	133,800	19,965
*	GCL System Integration Technology Co. Ltd., Class A	33,300	16,008
#*	GDS Holdings Ltd., ADR	8,073	188,505
*	GDS Holdings Ltd., Class A	168,800	492,239
	Geely Automobile Holdings Ltd.	1,285,000	2,084,655
	GEM Co. Ltd., Class A	42,600	50,516
	Gemdale Corp., Class A	39,100	57,266
	Gemdale Properties & Investment Corp. Ltd.	1,780,000	154,309
Ω	Genertec Universal Medical Group Co. Ltd.	245,000	150,142
*	Genimous Technology Co. Ltd., Class A	36,800	30,740
*	Genscript Biotech Corp.	4,000	13,554
	Getein Biotech, Inc., Class A	9,212	17,741
	GF Securities Co. Ltd., Class H	273,400	447,711
	Giant Network Group Co. Ltd., Class A	48,600	69,808
	GigaDevice Semiconductor, Inc., Class A	3,560	60,732
*	Ginlong Technologies Co. Ltd., Class A	2,950	80,403
	Glarun Technology Co. Ltd., Class A	17,900	45,859
*	Glorious Property Holdings Ltd.	323,000	3,496
*	Glory Health Industry Ltd.	222,000	6,211
	GoerTek, Inc., Class A	48,900	150,337
	Goke Microelectronics Co. Ltd., Class A	4,100	54,822
	Goldcard Smart Group Co. Ltd.	5,100	8,486
	GoldenHome Living Co. Ltd., Class A	3,640	18,592
	Goldenmax International Group Ltd., Class A	29,400	36,418
	Goldlion Holdings Ltd.	56,000	10,131
	Goldpac Group Ltd.	147,000	30,658
#*	GOME Retail Holdings Ltd.	804,000	14,400
*	Goodbaby International Holdings Ltd.	121,000	11,732

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GoodWe Technologies Co. Ltd., Class A	832	$50,351
*	Gosuncn Technology Group Co. Ltd., Class A	25,200	12,422
	Gotion High-tech Co. Ltd., Class A	10,400	50,235
*	Grand Baoxin Auto Group Ltd.	327,500	18,669
*	Grand Industrial Holding Group Co. Ltd.	8,200	11,739
	Grand Pharmaceutical Group Ltd., Class L	297,000	185,092
	Grandblue Environment Co. Ltd., Class A	10,000	26,962
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	39,330
	Great Wall Motor Co. Ltd., Class H	196,000	276,743
*	Greattown Holdings Ltd., Class A	55,700	27,390
*	Greatview Aseptic Packaging Co. Ltd.	325,000	89,528
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	138,849
	Gree Real Estate Co. Ltd., Class A	23,500	34,355
	Greenland Hong Kong Holdings Ltd.	234,000	22,403
	Greentown China Holdings Ltd.	407,000	600,069
Ω	Greentown Management Holdings Co. Ltd.	200,000	165,220
#	Greentown Service Group Co. Ltd.	452,000	329,986
	GRG Banking Equipment Co. Ltd., Class A	51,100	77,121
	Guangdong Advertising Group Co. Ltd., Class A	52,400	37,656
	Guangdong Aofei Data Technology Co. Ltd., Class A	13,386	20,118
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	25,200	33,676
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	20,353
	Guangdong Dongpeng Holdings Co. Ltd.	14,700	20,518
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	41,183
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,200	15,984
	Guangdong Haid Group Co. Ltd., Class A	9,000	83,136
	Guangdong HEC Technology Holding Co. Ltd., Class A	49,200	70,412
	Guangdong Hongda Holdings Group Co. Ltd., Class A	11,200	51,969
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	12,505
	Guangdong Investment Ltd.	384,000	417,185
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	1,900	27,987
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	56,111
	Guangdong South New Media Co. Ltd., Class A	3,000	16,670
	Guangdong Tapai Group Co. Ltd., Class A	20,900	23,675
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	50,505
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	51,252
*	Guangshen Railway Co. Ltd., Class H	192,000	33,562
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	54,169
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	28,388
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	18,498
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	216,405
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	65,356
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	54,000	157,721
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	3,900	44,057
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	3,900	11,157
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	50,601
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	22,900	22,432
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	18,360
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	118,654
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	45,183
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	7,000	65,430
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	18,180	132,909
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	52,547
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	44,869
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	12,809
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	22,838
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	46,281
*	Guocheng Mining Co. Ltd., Class A	19,900	52,019

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guomai Technologies, Inc., Class A	11,900	$14,148
	Guosen Securities Co. Ltd., Class A	27,640	38,481
Ω	Guotai Junan Securities Co. Ltd., Class H	44,000	53,925
	Guoyuan Securities Co. Ltd., Class A	61,810	65,137
	H World Group Ltd.	107,400	510,633
	Haier Smart Home Co. Ltd., Class A	36,800	140,637
	Haier Smart Home Co. Ltd., Class H	535,399	1,974,615
*	Hainan Meilan International Airport Co. Ltd., Class H	32,000	96,580
	Hainan Poly Pharm Co. Ltd., Class A	3,200	12,595
*	Hainan Ruize New Building Material Co. Ltd., Class A	24,800	12,431
	Haitian International Holdings Ltd.	188,000	576,963
	Haitong Securities Co. Ltd., Class H	872,000	601,528
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	49,169
*	Hand Enterprise Solutions Co. Ltd., Class A	25,700	36,985
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,400	55,786
	Hangcha Group Co. Ltd., Class A	23,148	66,620
	Hangjin Technology Co. Ltd., Class A	24,100	118,243
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	26,440
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	63,300	99,787
*	Hangzhou Century Co. Ltd., Class A	16,300	11,517
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,083	19,789
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	8,000	27,238
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,200	30,712
	Hangzhou Lion Electronics Co. Ltd., Class A	2,400	16,622
	Hangzhou Onechance Tech Corp., Class A	4,960	20,619
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	90,702
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	80,222
	Hangzhou Silan Microelectronics Co. Ltd., Class A	11,500	60,445
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	19,016
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	23,900	313,512
	Han's Laser Technology Industry Group Co. Ltd., Class A	18,300	76,064
Ω	Hansoh Pharmaceutical Group Co. Ltd.	132,000	270,166
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,450	23,110
*Ω	Harbin Bank Co. Ltd., Class H	201,000	8,071
	Harbin Boshi Automation Co. Ltd., Class A	11,300	26,345
*	Harbin Electric Co. Ltd., Class H	160,000	82,133
	HBIS Resources Co. Ltd., Class A	30,300	67,256
	Health & Happiness H&H International Holdings Ltd.	100,500	187,480
*	Healthcare Co. Ltd., Class A	5,800	9,633
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	18,013
*	Hebei Construction Group Corp. Ltd., Class H	143,000	16,776
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	83,287
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	79,827
	Hefei Urban Construction Development Co. Ltd., Class A	10,300	11,053
#	Hello Group, Inc., Sponsored ADR	46,027	471,777
	Henan Lingrui Pharmaceutical Co., Class A	21,600	44,602
	Henan Pinggao Electric Co. Ltd., Class A	29,800	38,326
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	22,979
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	40,622
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	23,243
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	18,358
*	Hengdeli Holdings Ltd.	372,000	9,986
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,159	76,608
	Hengli Petrochemical Co. Ltd., Class A	59,100	153,660
	Hengtong Optic-electric Co. Ltd., Class A	15,700	36,139
	Hengyi Petrochemical Co. Ltd., Class A	56,134	64,982
	Hesteel Co. Ltd., Class A	100,275	35,858
	Hexing Electrical Co. Ltd., Class A	10,500	29,167
*	Hi Sun Technology China Ltd.	693,000	77,828

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hilong Holding Ltd.	330,000	$12,468
	Hisense Home Appliances Group Co. Ltd., Class H	103,000	146,186
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	79,023
	Homeland Interactive Technology Ltd.	104,000	20,969
*	Hongda Xingye Co. Ltd., Class A	35,600	16,053
	Hongfa Technology Co. Ltd., Class A	14,980	83,308
*	Honghua Group Ltd.	1,048,000	33,492
*	Hongli Zhihui Group Co. Ltd., Class A	10,900	11,988
*††Ω	Honworld Group Ltd.	22,500	2,439
Ω	Hope Education Group Co. Ltd.	660,000	67,531
*	Hopefluent Group Holdings Ltd.	70,000	15,686
	Hopson Development Holdings Ltd.	247,566	293,429
	Huaan Securities Co. Ltd., Class A	67,080	49,836
	Huadong Medicine Co. Ltd., Class A	19,000	133,709
	Huafon Chemical Co. Ltd., Class A	111,602	125,791
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,308	26,984
	Huafu Fashion Co. Ltd., Class A	29,500	13,693
	Huagong Tech Co. Ltd., Class A	13,600	37,889
	Hualan Biological Engineering, Inc., Class A	18,900	62,584
#*	Huanxi Media Group Ltd.	270,000	41,697
	Huapont Life Sciences Co. Ltd., Class A	52,633	41,950
Ω	Huatai Securities Co. Ltd., Class H	198,000	256,374
	Huaxi Securities Co. Ltd., Class A	35,340	42,849
	Huaxia Bank Co. Ltd., Class A	61,108	47,201
	Huayu Automotive Systems Co. Ltd., Class A	46,300	125,289
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	119,200	58,588
	Hubei Dinglong Co. Ltd., Class A	7,100	24,104
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	5,850	45,111
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	67,626
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,900	105,750
	Huishang Bank Corp. Ltd., Class H	60,000	18,898
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,300	64,422
	Humanwell Healthcare Group Co. Ltd., Class A	15,200	59,900
	Hunan Aihua Group Co. Ltd., Class A	8,100	33,120
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	21,561
	Hunan Gold Corp. Ltd., Class A	17,500	40,850
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	27,900	23,002
	Hunan Valin Steel Co. Ltd., Class A	78,100	57,549
	Hundsun Technologies, Inc., Class A	6,757	47,379
#*	HUYA, Inc., ADR	32,142	176,781
*Ω	Hygeia Healthcare Holdings Co. Ltd.	48,000	380,958
*	Hytera Communications Corp. Ltd., Class A	32,700	27,489
*	HyUnion Holding Co. Ltd., Class A	18,400	22,578
*	IAT Automobile Technology Co. Ltd., Class A	12,200	22,457
*	IBO Technology Co. Ltd.	32,000	7,086
*Ω	iDreamSky Technology Holdings Ltd.	169,600	85,097
	Iflytek Co. Ltd., Class A	11,350	68,366
	IKD Co. Ltd., Class A	5,600	19,768
*	I-Mab, Sponsored ADR	902	5,430
Ω	IMAX China Holding, Inc.	28,200	37,738
	Imeik Technology Development Co. Ltd., Class A	1,300	114,958
	Industrial & Commercial Bank of China Ltd., Class H	9,272,000	4,959,766
	Industrial Bank Co. Ltd., Class A	106,100	277,666
	Industrial Securities Co. Ltd., Class A	161,057	165,025
	Infore Environment Technology Group Co. Ltd., Class A	78,200	56,602
*Ω	Ingdan, Inc.	144,000	32,008
	Ingenic Semiconductor Co. Ltd., Class A	1,600	18,526
*	Inkeverse Group Ltd.	336,000	44,680
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	37,339

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	17,800	$17,512
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	233,745
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	68,100	90,632
	Inspur Electronic Information Industry Co. Ltd., Class A	15,900	55,944
*	Inspur International Ltd.	162,000	99,671
*	Inspur Software Co. Ltd., Class A	8,100	18,626
	Intco Medical Technology Co. Ltd., Class A	20,700	76,760
*	iQIYI, Inc., ADR	113,478	760,303
	IReader Technology Co. Ltd., Class A	11,800	28,781
*	IRICO Group New Energy Co. Ltd., Class H	3,700	4,968
	IVD Medical Holding Ltd.	192,000	47,805
	JA Solar Technology Co. Ltd., Class A	16,300	159,728
*Ω	Jacobio Pharmaceuticals Group Co. Ltd.	28,500	23,329
	Jade Bird Fire Co. Ltd., Class A	5,600	27,351
	Jafron Biomedical Co. Ltd., Class A	15,200	76,134
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	60,589
	JCET Group Co. Ltd., Class A	38,800	153,927
*Ω	JD Health International, Inc.	49,900	414,386
	JD.com, Inc., ADR	21,679	1,290,551
	JD.com, Inc., Class A	76,828	2,281,281
*	Jiajiayue Group Co. Ltd., Class A	9,900	17,550
	Jiangling Motors Corp. Ltd., Class A	11,000	24,588
*	Jiangnan Group Ltd.	1,124,000	27,444
	Jiangsu Azure Corp., Class A	25,600	57,795
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	23,203
	Jiangsu Eastern Shenghong Co. Ltd., Class A	34,100	79,166
	Jiangsu Expressway Co. Ltd., Class H	336,000	330,920
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	69,664
*	Jiangsu Guoxin Corp. Ltd., Class A	21,400	19,519
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	10,575	102,665
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	17,568	110,051
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,640	29,969
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	13,800	40,840
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	36,600	22,820
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	47,306
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	27,762
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	116,724
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	49,500	34,371
	Jiangsu Linyang Energy Co. Ltd., Class A	23,500	31,305
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	42,262
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	25,900	91,357
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	24,000	44,608
	Jiangsu Shagang Co. Ltd., Class A	11,400	7,272
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	74,051
	Jiangsu Sopo Chemical Co., Class A	20,200	26,989
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,600	146,088
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,600	75,329
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	22,472
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,092	44,896
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	30,000	21,331
	Jiangsu Zhongtian Technology Co. Ltd., Class A	13,100	31,848
	Jiangxi Bank Co. Ltd., Class H	118,500	15,539
	Jiangxi Copper Co. Ltd., Class H	318,000	547,613
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,700	12,909
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	29,442
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,300	36,203
	Jiayou International Logistics Co. Ltd., Class A	9,646	34,085
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	17,561	40,738
	Jinchuan Group International Resources Co. Ltd.	1,448,000	142,732

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	$65,867
	Jingjin Equipment, Inc., Class A	4,900	21,946
*††	Jingrui Holdings Ltd.	251,000	7,042
	Jinke Smart Services Group Co. Ltd., Class H	22,700	40,326
*	Jinlei Technology Co. Ltd., Class A	2,800	19,132
*	Jinmao Property Services Co. Ltd.	21,540	13,300
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	35,700	17,892
	JiuGui Liquor Co. Ltd., Class A	3,900	81,492
Ω	Jiumaojiu International Holdings Ltd.	64,000	163,980
	Jiuzhitang Co. Ltd., Class A	17,600	24,052
	JL Mag Rare-Earth Co. Ltd., Class A	5,440	27,316
	JNBY Design Ltd.	86,500	112,200
	Joinn Laboratories China Co. Ltd., Class A	10,760	101,705
	Jointown Pharmaceutical Group Co. Ltd., Class A	37,900	76,175
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,500	77,859
*	Joy City Property Ltd.	552,000	26,000
*	Joy Spreader Group, Inc.	205,000	41,645
	Joyoung Co. Ltd., Class A	9,850	27,179
#	JOYY, Inc., ADR	10,593	377,958
#Ω	JS Global Lifestyle Co. Ltd.	419,000	506,687
	JSTI Group, Class A	47,100	40,971
*	Jutal Offshore Oil Services Ltd.	236,000	15,356
*Ω	JW Cayman Therapeutics Co. Ltd.	76,500	51,923
	JY Grandmark Holdings Ltd.	59,000	10,163
*	Kaiser China Cultural Co. Ltd., Class A	27,100	19,685
*	Kaishan Group Co. Ltd., Class A	12,100	28,979
*Ω	Kangda International Environmental Co. Ltd.	68,000	4,766
	Kangji Medical Holdings Ltd.	77,000	91,318
*	Kanzhun Ltd., ADR	6,300	153,027
	KBC Corp. Ltd., Class A	2,324	85,679
	Kehua Data Co. Ltd., Class A	7,300	54,784
	KingClean Electric Co. Ltd., Class A	7,480	34,508
*	Kingdee International Software Group Co. Ltd.	203,000	443,050
	Kingfa Sci & Tech Co. Ltd., Class A	48,900	73,292
	Kingsoft Corp. Ltd.	263,000	968,376
*	Ko Yo Chemical Group Ltd.	972,000	19,753
	Konfoong Materials International Co. Ltd., Class A	2,900	30,852
	Konka Group Co. Ltd., Class A	20,600	14,404
*Ω	Koolearn Technology Holding Ltd.	30,500	247,729
	KPC Pharmaceuticals, Inc., Class A	15,500	38,761
	Kuang-Chi Technologies Co. Ltd., Class A	8,100	22,106
	Kunlun Tech Co. Ltd., Class A	42,175	102,877
	Kunming Yunnei Power Co. Ltd., Class A	44,500	17,934
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,200	12,983
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,600	11,893
	Kweichow Moutai Co. Ltd., Class A	10,700	2,933,618
*	KWG Group Holdings Ltd.	513,000	136,286
	KWG Living Group Holdings Ltd.	268,500	63,069
*	Lakala Payment Co. Ltd., Class A	24,200	60,389
	Lao Feng Xiang Co. Ltd., Class A	11,000	78,599
	Laobaixing Pharmacy Chain JSC, Class A	14,990	87,830
*	Launch Tech Co. Ltd., Class H	20,500	6,218
	Lee & Man Chemical Co. Ltd.	84,000	71,766
	Lee & Man Paper Manufacturing Ltd.	168,000	73,614
	Lee's Pharmaceutical Holdings Ltd.	56,000	13,698
Ω	Legend Holdings Corp., Class H	231,000	270,559
	Lenovo Group Ltd.	4,002,000	3,209,879
	Lens Technology Co. Ltd., Class A	46,400	91,632
*	Leo Group Co. Ltd., Class A	195,937	53,803

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	$48,645
*	LexinFintech Holdings Ltd., ADR	26,615	88,362
	Leyard Optoelectronic Co. Ltd., Class A	55,500	50,279
#*	Li Auto, Inc., ADR	29,401	732,085
	Li Ning Co. Ltd.	577,000	5,704,028
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	56,981
	Liao Ning Oxiranchem, Inc., Class A	11,800	15,206
	Liaoning Cheng Da Co. Ltd., Class A	19,200	37,694
	Liaoning Port Co. Ltd., Class H	236,000	21,746
	Lier Chemical Co. Ltd., Class A	23,400	65,558
*	Lifetech Scientific Corp.	858,000	342,170
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	14,871
*	Lingyi iTech Guangdong Co., Class A	58,400	46,536
	LK Technology Holdings Ltd.	90,999	106,144
	Loncin Motor Co. Ltd., Class A	22,800	18,205
	Long Yuan Construction Group Co. Ltd., Class A	42,900	36,630
Ω	Longfor Group Holdings Ltd.	556,500	1,838,738
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	26,343
	Longshine Technology Group Co. Ltd., Class A	7,800	28,943
	Lonking Holdings Ltd.	620,000	126,676
	Luenmei Quantum Co. Ltd., Class A	46,100	44,912
	Luolai Lifestyle Technology Co. Ltd., Class A	22,700	39,667
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	21,283
#*	Luoyang Glass Co. Ltd., Class H	48,000	59,136
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	39,634
	Lushang Health Industry Development Co. Ltd., Class A	15,200	25,255
	Luxi Chemical Group Co. Ltd., Class A	60,500	120,529
	Luxshare Precision Industry Co. Ltd., Class A	47,354	229,323
*Ω	Luye Pharma Group Ltd.	353,500	181,592
	Luzhou Laojiao Co. Ltd., Class A	11,809	416,207
*	LVGEM China Real Estate Investment Co. Ltd.	90,000	14,912
	Maanshan Iron & Steel Co. Ltd., Class H	164,000	40,043
	Maccura Biotechnology Co. Ltd., Class A	9,800	26,854
	Mango Excellent Media Co. Ltd., Class A	35,705	161,796
*Ω	Maoyan Entertainment	146,400	184,063
	Maxscend Microelectronics Co. Ltd., Class A	4,900	97,598
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	25,085
*	Meilleure Health International Industry Group Ltd.	594,000	22,740
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	87,603
*Ω	Meitu, Inc.	935,000	232,017
*Ω	Meituan, Class B	279,610	6,250,927
	Metallurgical Corp. of China Ltd., Class H	768,000	173,698
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	23,643
	Midea Group Co. Ltd., Class A	64,900	532,608
Ω	Midea Real Estate Holding Ltd.	124,600	189,184
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	2,100	37,387
	Ming Yang Smart Energy Group Ltd., Class A	32,200	133,255
	Ming Yuan Cloud Group Holdings Ltd.	160,000	150,374
	Minmetals Land Ltd.	296,000	20,986
Ω	Minsheng Education Group Co. Ltd.	120,000	7,978
	MLS Co. Ltd., Class A	25,996	33,522
*	MMG Ltd.	1,120,000	363,083
*Ω	Mobvista, Inc.	93,000	53,594
	Monalisa Group Co. Ltd., Class A	8,100	24,288
	Montage Technology Co. Ltd., Class A	4,975	40,960
*	Montnets Cloud Technology Group Co. Ltd., Class A	11,200	20,265
*Ω	Mulsanne Group Holding Ltd.	50,000	19,158
	MYS Group Co. Ltd., Class A	30,100	17,188
	NanJi E-Commerce Co. Ltd., Class A	47,354	32,940

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	$66,428
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	37,877	106,838
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	36,680
	Nanjing Securities Co. Ltd., Class A	35,800	44,999
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	9,200	12,490
	Nanjing Yunhai Special Metals Co. Ltd., Class A	12,100	39,908
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	42,294
	NARI Technology Co. Ltd., Class A	52,104	204,179
	NAURA Technology Group Co. Ltd., Class A	1,000	34,907
	NavInfo Co. Ltd., Class A	24,900	44,368
	NetDragon Websoft Holdings Ltd.	106,500	247,382
	NetEase, Inc., ADR	30,627	2,713,858
	NetEase, Inc.	149,900	2,659,543
	Netjoy Holdings Ltd.	45,000	9,029
	New China Life Insurance Co. Ltd., Class H	352,000	944,050
	New Hope Dairy Co. Ltd., Class A	11,300	22,161
	Newland Digital Technology Co. Ltd., Class A	26,800	56,508
	Nexteer Automotive Group Ltd.	159,000	115,660
	Ninestar Corp., Class A	6,000	45,673
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	36,883
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	18,362
*	Ningbo Joyson Electronic Corp., Class A	23,700	56,236
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,800	64,866
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	4,313	50,555
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,100	39,397
	Ningbo Tuopu Group Co. Ltd., Class A	3,700	39,202
	Ningbo Xusheng Group Co. Ltd., Class A	6,160	37,105
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	31,081
	Ningxia Baofeng Energy Group Co. Ltd., Class A	73,100	145,280
#*	NIO, Inc., ADR	66,847	806,843
*	Niu Technologies, Sponsored ADR	8,367	45,098
*	Noah Holdings Ltd., Sponsored ADR	9,063	171,563
	Norinco International Cooperation Ltd., Class A	24,310	32,205
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	49,819
	North Industries Group Red Arrow Co. Ltd., Class A	19,400	65,970
	Northeast Securities Co. Ltd., Class A	48,600	50,005
	Northking Information Technology Co. Ltd., Class A	6,100	26,188
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	20,235
*	NVC International Holdings Ltd.	569,000	7,555
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	10,000	14,478
*	Oceanwide Holdings Co. Ltd., Class A	44,300	8,599
*	Offcn Education Technology Co. Ltd., Class A	30,700	27,985
	Offshore Oil Engineering Co. Ltd., Class A	113,459	112,072
*	OFILM Group Co. Ltd., Class A	18,500	13,839
	Olympic Circuit Technology Co. Ltd., Class C	10,400	24,919
	Oppein Home Group, Inc., Class A	3,700	69,026
	Opple Lighting Co. Ltd., Class A	18,600	46,272
	ORG Technology Co. Ltd., Class A	78,900	58,716
*	Orient Group, Inc., Class A	53,900	19,747
	Orient Overseas International Ltd.	13,000	216,097
Ω	Orient Securities Co. Ltd., Class H	150,400	88,810
	Oriental Energy Co. Ltd., Class A	55,000	75,582
	Oriental Pearl Group Co. Ltd., Class A	21,500	21,330
*	Ourpalm Co. Ltd., Class A	86,800	43,809
	Ovctek China, Inc., Class A	7,560	41,610
*	Overseas Chinese Town Asia Holdings Ltd.	64,000	7,255
	Pacific Online Ltd.	58,000	6,061
*	Pacific Securities Co. Ltd., Class A	76,500	31,345
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	35,931

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	$53,000
	PAX Global Technology Ltd.	218,000	206,043
	PCI Technology Group Co. Ltd., Class A	27,700	23,598
	People.cn Co. Ltd., Class A	20,700	51,583
	People's Insurance Co. Group of China Ltd. , Class H	1,248,000	420,732
	Perfect World Co. Ltd., Class A	37,500	78,218
Ω	Pharmaron Beijing Co. Ltd., Class H	32,700	239,688
*	Phoenix Media Investment Holdings Ltd.	112,000	5,007
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	1,708,256
*	Pinduoduo, Inc., ADR	22,738	2,227,869
	Ping An Bank Co. Ltd., Class A	145,000	323,201
*Ω	Ping An Healthcare & Technology Co. Ltd.	108,300	286,778
	Ping An Insurance Group Co. of China Ltd., Class H	919,500	7,142,402
	Poly Developments & Holdings Group Co. Ltd., Class A	69,200	161,250
	Poly Property Group Co. Ltd.	588,362	139,653
	Poly Property Services Co. Ltd., Class H	57,600	408,573
#Ω	Postal Savings Bank of China Co. Ltd., Class H	993,000	675,744
	Pou Sheng International Holdings Ltd.	548,000	65,644
	Power Construction Corp. of China Ltd., Class A	110,299	114,906
	Proya Cosmetics Co. Ltd., Class A	4,580	112,082
*	Pujiang International Group Ltd.	28,000	2,186
*	PW Medtech Group Ltd.	171,000	13,811
*	Q Technology Group Co. Ltd.	127,000	86,076
	Qianhe Condiment & Food Co. Ltd., Class A	13,104	43,609
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	47,717
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	21,582
	Qingdao Gon Technology Co. Ltd., Class A	8,200	37,499
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	20,398
	Qingdao Hanhe Cable Co. Ltd., Class A	69,900	44,444
	Qingdao Rural Commercial Bank Corp., Class A	91,100	39,844
	Qingdao Sentury Tire Co. Ltd., Class A	3,900	17,114
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	32,866
	Qingling Motors Co. Ltd., Class H	198,000	28,786
*	Qudian, Inc., Sponsored ADR	26,628	33,019
	Quectel Wireless Solutions Co. Ltd., Class A	4,557	75,442
#	Radiance Holdings Group Co. Ltd.	166,000	86,831
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	12,547
*	Raisecom Technology Co. Ltd., Class A	8,200	8,698
	Raytron Technology Co. Ltd., Class A	3,725	24,408
	Realcan Pharmaceutical Group Co. Ltd., Class A	55,200	33,432
#*Ω	Redco Properties Group Ltd.	274,000	53,776
*Ω	Remegen Co. Ltd., Class H	13,000	105,119
	Renhe Pharmacy Co. Ltd., Class A	50,100	47,684
	Renrui Human Resources Technology Holdings Ltd.	38,600	20,700
	Richinfo Technology Co. Ltd., Class A	12,500	33,921
*	Risen Energy Co. Ltd., Class A	9,900	50,000
*	RiseSun Real Estate Development Co. Ltd., Class A	149,700	48,856
	Riyue Heavy Industry Co. Ltd., Class A	12,800	45,622
	Road King Infrastructure Ltd.	72,000	35,786
	Rockchip Electronics Co. Ltd., Class A	2,100	23,603
	Rongsheng Petrochemical Co. Ltd., Class A	93,400	183,607
*	Roshow Technology Co. Ltd., Class A	10,196	13,489
	Runjian Co. Ltd., Class A	4,700	31,857
	Sai Micro Electronics, Inc., Class A	7,700	18,684
	SAIC Motor Corp. Ltd., Class A	46,200	103,064
	Sailun Group Co. Ltd., Class A	18,200	27,045
	Sanan Optoelectronics Co. Ltd., Class A	12,800	35,876
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,600	16,572
	Sangfor Technologies, Inc., Class A	1,600	35,881

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sanquan Food Co. Ltd., Class A	18,800	$48,067
	Sansure Biotech, Inc., Class A	5,033	17,123
	Sany Heavy Equipment International Holdings Co. Ltd.	312,000	315,182
	Sany Heavy Industry Co. Ltd., Class A	42,650	110,952
	Satellite Chemical Co. Ltd., Class A	61,703	162,193
*	Saurer Intelligent Technology Co. Ltd., Class A	14,600	6,351
	Sealand Securities Co. Ltd., Class A	99,400	52,211
*	Seazen Group Ltd.	534,285	208,174
*	Seazen Holdings Co. Ltd., Class A	34,226	108,241
	SF Holding Co. Ltd., Class A	38,524	336,248
	SG Micro Corp., Class A	4,200	111,153
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	21,800	23,551
	Shaanxi Construction Machinery Co. Ltd., Class A	30,400	28,049
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	45,968
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	67,141
Ω	Shandong Gold Mining Co. Ltd., Class H	275,000	530,359
	Shandong Head Group Co. Ltd., Class A	3,200	12,059
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	66,831
	Shandong Hi-speed Co. Ltd., Class A	45,600	40,153
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	24,900	28,380
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,570	138,288
	Shandong Humon Smelting Co. Ltd., Class A	18,500	31,768
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,000	17,426
	Shandong Linglong Tyre Co. Ltd., Class A	8,500	27,805
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	16,800	6,096
	Shandong Nanshan Aluminum Co. Ltd., Class A	61,600	33,045
	Shandong New Beiyang Information Technology Co. Ltd., Class A	14,800	15,685
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	49,751
	Shandong Publishing & Media Co. Ltd., Class A	13,900	13,208
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	40,591
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	706,800	1,174,970
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	26,959
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	109,100	51,074
	Shanghai AJ Group Co. Ltd., Class A	29,600	25,519
	Shanghai AtHub Co. Ltd., Class A	5,400	22,400
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	8,604	46,378
	Shanghai Baolong Automotive Corp., Class A	3,300	24,547
	Shanghai Baosight Software Co. Ltd., Class A	13,538	100,447
	Shanghai Belling Co. Ltd., Class A	9,900	28,115
	Shanghai Construction Group Co. Ltd., Class A	141,200	55,016
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	11,726
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	22,500	72,550
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	68,000	283,447
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	54,000	23,146
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	32,497
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,820	40,058
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	7,900	31,580
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,300	34,253
	Shanghai Industrial Development Co. Ltd., Class A	26,600	14,325
	Shanghai Industrial Holdings Ltd.	118,000	159,035
	Shanghai Industrial Urban Development Group Ltd.	504,600	38,646
*	Shanghai International Airport Co. Ltd., Class A	4,600	41,325
	Shanghai International Port Group Co. Ltd., Class A	65,900	52,135
	Shanghai Jahwa United Co. Ltd., Class A	9,800	45,693
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	42,977
#*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	11,000	53,256
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	22,024
	Shanghai Kinetic Medical Co. Ltd., Class A	17,000	18,238
	Shanghai Liangxin Electrical Co. Ltd., Class A	11,100	23,866

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	$39,868
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	29,598
	Shanghai M&G Stationery, Inc., Class A	14,300	113,840
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	38,050
	Shanghai Medicilon, Inc., Class A	2,118	65,809
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	788	24,546
	Shanghai Moons' Electric Co. Ltd., Class A	4,100	26,356
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	218,000	384,376
	Shanghai Pioneer Holding Ltd.	172,000	48,578
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	24,070
	Shanghai Pudong Development Bank Co. Ltd., Class A	117,900	128,827
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	12,880	105,758
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	66,377
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	21,200
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	34,539
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	22,752
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	37,229
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	53,137
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	50,380
	Shanghai Weaver Network Co. Ltd., Class A	2,160	19,153
	Shanghai Yaoji Technology Co. Ltd., Class A	6,900	15,647
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	72,600	85,163
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,300	64,474
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	27,546
	Shanxi Coking Co. Ltd., Class A	28,340	24,268
	Shanxi Securities Co. Ltd., Class A	47,230	41,494
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	40,492
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	408,691
	Shanying International Holding Co. Ltd., Class A	99,600	37,203
	Shede Spirits Co. Ltd., Class A	5,100	135,494
*	Shengda Resources Co. Ltd., Class A	21,100	43,132
	Shenghe Resources Holding Co. Ltd., Class A	47,000	114,683
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	45,841
	Shenguan Holdings Group Ltd.	330,000	13,892
	Shengyi Technology Co. Ltd., Class A	25,500	61,118
	Shennan Circuits Co. Ltd., Class A	7,100	80,474
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	104,613
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,500	31,692
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	19,772
	Shenzhen Airport Co. Ltd., Class A	45,500	50,282
	Shenzhen Aisidi Co. Ltd., Class A	15,700	21,917
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	28,900	16,629
	Shenzhen Capchem Technology Co. Ltd., Class A	14,780	107,525
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	21,327
	Shenzhen Changhong Technology Co. Ltd., Class A	3,800	12,902
	Shenzhen Click Technology Co. Ltd., Class A	9,300	27,225
*	Shenzhen Comix Group Co. Ltd., Class A	12,300	13,496
*	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	20,934
	Shenzhen Desay Battery Technology Co., Class A	12,580	88,918
	Shenzhen Dynanonic Co. Ltd., Class A	2,320	92,707
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,300	16,146
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	31,686
	Shenzhen Expressway Corp. Ltd., Class H	158,000	144,473
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	41,616
	Shenzhen Gas Corp. Ltd., Class A	37,900	40,320
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	14,400
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	36,759
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,600	23,690
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	37,000	27,364

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	$31,861
	Shenzhen Inovance Technology Co. Ltd., Class A	15,750	166,656
	Shenzhen International Holdings Ltd.	472,351	460,847
	Shenzhen Investment Ltd.	825,174	161,946
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	13,417
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	21,206
	Shenzhen Kaifa Technology Co. Ltd., Class A	31,600	54,567
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	47,312
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	103,065
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,200	62,178
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	4,100	35,376
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	6,400	7,969
	Shenzhen Leaguer Co. Ltd., Class A	35,800	46,157
	Shenzhen Megmeet Electrical Co. Ltd., Class A	4,000	16,797
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	20,838
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15,600	771,267
*	Shenzhen MTC Co. Ltd., Class A	40,800	23,868
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	114,900	57,414
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	3,100	25,367
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	34,822
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	49,328
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	43,519
	Shenzhen SC New Energy Technology Corp., Class A	1,145	20,975
	Shenzhen SED Industry Co. Ltd., Class A	11,000	44,046
	Shenzhen Senior Technology Material Co. Ltd., Class A	12,693	43,954
	Shenzhen Sunline Tech Co. Ltd., Class A	14,400	24,059
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	46,412
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	24,921
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,000	19,013
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	51,176
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	28,869
	Shenzhen Topband Co. Ltd., Class A	11,100	20,050
	Shenzhen Transsion Holdings Co. Ltd., Class A	14,475	183,700
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	29,729
*	Shenzhen World Union Group, Inc., Class A	32,800	15,687
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	19,841
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	27,275
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	18,843
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	15,100	70,423
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	22,807
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	52,300	34,500
	Shenzhou International Group Holdings Ltd.	224,300	2,824,748
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	19,619
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	12,557	54,109
	Shinghwa Advanced Material Group Co. Ltd., Class A	4,900	75,163
	Shinva Medical Instrument Co. Ltd., Class A	9,200	33,952
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	29,613
	Shui On Land Ltd.	730,500	98,940
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	87,399
*	Sichuan Development Lomon Co. Ltd., Class A	58,200	99,180
#	Sichuan Expressway Co. Ltd., Class H	234,000	56,737
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	18,842
	Sichuan Hebang Biotechnology Co. Ltd., Class A	209,500	99,922
	Sichuan Hexie Shuangma Co. Ltd., Class A	7,800	30,330
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	22,972
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,500	54,400
*	Sichuan Lutianhua Co. Ltd., Class A	55,100	40,618
*	Sichuan New Energy Power Co. Ltd.	21,500	63,226
	Sichuan Road & Bridge Group Co. Ltd., Class A	104,700	182,065

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Swellfun Co. Ltd., Class A	5,600	$67,854
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	7,400	19,138
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	93,956
	Sieyuan Electric Co. Ltd., Class A	11,400	73,692
*	SIM Technology Group Ltd.	262,000	9,693
Ω	Simcere Pharmaceutical Group Ltd.	95,000	131,698
	Sino Biopharmaceutical Ltd.	3,285,000	1,911,500
	Sino Wealth Electronic Ltd., Class A	9,519	59,696
	Sinocare, Inc., Class A	3,700	19,990
	Sinochem International Corp., Class A	21,000	22,239
	Sinofert Holdings Ltd.	694,000	95,761
	Sinolink Securities Co. Ltd., Class A	30,800	45,126
*	Sinolink Worldwide Holdings Ltd.	604,800	14,192
	Sinoma International Engineering Co., Class A	57,400	77,924
	Sinoma Science & Technology Co. Ltd., Class A	43,500	160,423
	Sinomach Automobile Co. Ltd., Class A	29,500	41,541
	Sinomine Resource Group Co. Ltd., Class A	3,680	49,096
	Sino-Ocean Group Holding Ltd.	1,025,000	154,274
Ω	Sino-Ocean Service Holding Ltd., Class L	65,500	22,546
	Sinopec Engineering Group Co. Ltd., Class H	539,500	271,944
	Sinopec Kantons Holdings Ltd.	188,000	66,756
*	Sinopec Oilfield Service Corp., Class H	1,106,000	86,197
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	422,000	75,422
	Sinopharm Group Co. Ltd., Class H	770,400	1,888,244
	Sino-Platinum Metals Co. Ltd., Class A	10,478	25,696
	Sinoseal Holding Co. Ltd., Class A	3,600	22,244
	Sinosoft Co. Ltd., Class A	10,200	46,517
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	41,493
	Sinotrans Ltd., Class H	879,000	303,210
	Sinotruk Hong Kong Ltd.	195,000	337,145
*	Skshu Paint Co. Ltd., Class A	1,540	28,318
	Skyworth Digital Co. Ltd., Class A	13,300	30,143
	Skyworth Group Ltd.	418,336	267,998
*	Sohu.com Ltd., ADR	606	9,769
	Solargiga Energy Holdings Ltd.	489,000	17,446
	Songcheng Performance Development Co. Ltd., Class A	14,900	32,164
	SooChow Securities Co. Ltd., Class A	35,340	37,263
	Southwest Securities Co. Ltd., Class A	97,700	57,889
*	SPT Energy Group, Inc.	156,000	5,293
	SSY Group Ltd.	354,000	220,223
	StarPower Semiconductor Ltd., Class A	600	28,187
	State Grid Information & Communication Co. Ltd., Class A	17,400	43,739
*	STO Express Co. Ltd., Class A	19,000	29,472
	Sumavision Technologies Co. Ltd., Class A	21,300	16,410
	Sun Art Retail Group Ltd.	290,500	117,327
*	Sun King Technology Group Ltd.	240,000	64,520
	Sun-Create Electronics Co. Ltd., Class A	2,080	9,954
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	54,523
	Sunfly Intelligent Technology Co. Ltd., Class A	11,000	15,520
	Sungrow Power Supply Co. Ltd., Class A	5,500	106,487
	Suning Universal Co. Ltd., Class A	52,000	25,281
*	Suning.com Co. Ltd., Class A	101,900	33,718
	Sunny Optical Technology Group Co. Ltd.	184,700	2,492,921
	Sunresin New Materials Co. Ltd., Class A	5,250	68,063
*	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	19,635
	Sunwoda Electronic Co. Ltd., Class A	13,100	45,872
	Suofeiya Home Collection Co. Ltd., Class A	12,600	39,196
	Suplet Power Co. Ltd., Class A	3,360	19,868
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	31,103

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	26,400	$112,195
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	57,906
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	23,176
	Suzhou Maxwell Technologies Co. Ltd., Class A	560	36,889
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	22,001
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	8,900	84,000
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	18,835
	SY Holdings Group Ltd.	63,000	52,530
	Symphony Holdings Ltd.	330,000	36,236
	Taiji Computer Corp. Ltd., Class A	10,439	57,279
*	Tangrenshen Group Co. Ltd., Class A	16,600	19,262
	TangShan Port Group Co. Ltd., Class A	109,000	46,041
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	63,876
	Tansun Technology Co. Ltd., Class A	12,000	24,799
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,200	17,495
	TCL Electronics Holdings Ltd.	270,000	123,102
	TCL Technology Group Corp., Class A	120,100	74,903
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	38,620
	Ten Pao Group Holdings Ltd.	140,000	25,079
	Tencent Holdings Ltd.	573,100	27,926,538
*	Tencent Music Entertainment Group, ADR	179,122	1,502,834
	Tenfu Cayman Holdings Co. Ltd.	46,000	28,881
	Three's Co. Media Group Co. Ltd., Class A	2,957	46,763
	Thunder Software Technology Co. Ltd., Class A	2,300	37,548
	Tian An China Investment Co. Ltd.	112,000	57,253
	Tian Di Science & Technology Co. Ltd., Class A	57,500	45,496
Ω	Tian Ge Interactive Holdings Ltd.	182,000	13,448
#	Tian Lun Gas Holdings Ltd.	55,500	34,465
*††	Tian Shan Development Holding Ltd.	76,000	7,161
	Tiande Chemical Holdings Ltd.	244,000	73,870
	Tiangong International Co. Ltd.	344,000	146,984
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	7,100	37,230
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	40,766
	Tianjin Development Holdings Ltd.	60,000	12,409
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	8,300	39,550
	Tianjin Port Development Holdings Ltd.	304,000	24,807
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	24,346
	Tianjin Teda Co. Ltd., Class A	32,700	19,987
#	Tianneng Power International Ltd.	184,000	272,693
	Tianshan Aluminum Group Co. Ltd., Class A	30,600	40,977
	Tianshui Huatian Technology Co. Ltd., Class A	72,400	95,959
*††	Tianyun International Holdings Ltd.	50,000	8,515
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,600	22,739
*	Tibet Summit Resources Co. Ltd., Class A	20,200	72,639
	Tibet Tianlu Co. Ltd., Class A	19,000	13,528
*	Tibet Water Resources Ltd.	29,000	1,553
	Tingyi Cayman Islands Holding Corp.	326,000	542,338
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	87,440
	TK Group Holdings Ltd.	30,000	6,185
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	68,011
	Toly Bread Co. Ltd., Class A	24,108	59,810
	Tomson Group Ltd.	188,000	41,192
	Tong Ren Tang Technologies Co. Ltd., Class H	77,000	57,961
*	Tongcheng Travel Holdings Ltd.	299,600	678,837
*	Tongdao Liepin Group	45,000	61,709
*	TongFu Microelectronics Co. Ltd., Class A	28,600	77,984
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	34,200	49,852
	Tongkun Group Co. Ltd., Class A	31,900	74,366
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	30,138

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongling Nonferrous Metals Group Co. Ltd., Class A	191,400	$99,396
	Tongwei Co. Ltd., Class A	23,500	147,404
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	19,329
*	Topchoice Medical Corp., Class A	3,262	78,698
	Topsec Technologies Group, Inc., Class A	16,700	27,463
Ω	Topsports International Holdings Ltd.	1,004,000	946,032
	Towngas Smart Energy Co. Ltd.	291,551	151,528
*	TPV Technology Co. Ltd., Class A	94,800	29,511
	Transfar Zhilian Co. Ltd., Class A	97,500	87,371
	TravelSky Technology Ltd., Class H	185,000	384,532
*	Trigiant Group Ltd.	272,000	13,744
	Trina Solar Co. Ltd., Class A	8,180	86,877
*	Trip.com Group Ltd., ADR	38,258	1,406,364
*	Trip.com Group Ltd.	1,800	66,214
	TRS Information Technology Corp. Ltd., Class A	14,400	35,518
	Truly International Holdings Ltd.	488,000	85,013
	Tsingtao Brewery Co. Ltd., Class H	70,000	675,839
#*	Tuniu Corp., Sponsored ADR	11,396	27,236
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	17,100	9,136
	UE Furniture Co. Ltd., Class A	9,400	14,848
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,719	125,483
	Unilumin Group Co. Ltd., Class A	14,600	13,066
	Uni-President China Holdings Ltd.	221,000	212,611
	Unisplendour Corp. Ltd., Class A	37,180	127,007
	United Strength Power Holdings Ltd.	12,000	11,988
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	55,745
	Valiant Co. Ltd., Class A	29,200	76,093
	VanJee Technology Co. Ltd., Class A	3,300	10,258
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	20,613
	Vatti Corp. Ltd., Class A	13,600	11,992
*Ω	Venus MedTech Hangzhou, Inc., Class H	39,500	77,086
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	32,314
*	Vipshop Holdings Ltd., ADR	171,914	2,659,510
	Visual China Group Co. Ltd., Class A	15,800	35,863
#*Ω	Viva Biotech Holdings	371,000	88,269
	Walvax Biotechnology Co. Ltd., Class A	7,800	46,297
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	13,000	17,678
	Wangfujing Group Co. Ltd., Class A	14,600	61,320
	Wangneng Environment Co. Ltd., Class A	8,600	24,151
	Wangsu Science & Technology Co. Ltd., Class A	71,000	61,042
	Wanguo International Mining Group Ltd.	98,000	24,868
	Want Want China Holdings Ltd.	840,000	547,092
	Wanxiang Qianchao Co. Ltd., Class A	55,900	43,585
	Wasion Holdings Ltd.	134,000	49,178
*	Weibo Corp., Sponsored ADR	27,567	627,149
*	Weibo Corp., Class A	760	17,183
	Weichai Power Co. Ltd., Class H	769,000	1,161,257
	Weifu High-Technology Group Co. Ltd., Class A	15,600	43,168
	Weihai Guangwei Composites Co. Ltd., Class A	9,200	98,463
	Weiqiao Textile Co., Class H	154,000	31,437
	Western Securities Co. Ltd., Class A	66,300	65,331
	Western Superconducting Technologies Co. Ltd., Class A	4,661	68,050
	Wharf Holdings Ltd.	161,000	419,426
	Will Semiconductor Co. Ltd., Class A	6,687	93,794
#*	WiMi Hologram Cloud, Inc., (GO)	12,363	17,803
	Wingtech Technology Co. Ltd., Class A	9,800	85,322
	Winning Health Technology Group Co. Ltd., Class A	24,400	39,230
	Wolong Electric Group Co. Ltd., Class A	33,300	67,126
	Wuchan Zhongda Group Co. Ltd., Class A	75,600	54,967

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhan DR Laser Technology Corp. Ltd., Class A	960	$20,231
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	15,016
	Wuhan Guide Infrared Co. Ltd., Class A	32,620	57,030
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	14,745
	Wuhu Token Science Co. Ltd., Class A	37,700	36,720
	Wuliangye Yibin Co. Ltd., Class A	30,812	958,767
#	Wuling Motors Holdings Ltd.	140,000	16,499
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	62,197
	Wushang Group Co. Ltd., Class A	18,700	30,426
Ω	WuXi AppTec Co. Ltd., Class H	29,800	387,222
*Ω	Wuxi Biologics Cayman, Inc.	236,000	1,970,695
	Wuxi Boton Technology Co. Ltd., Class A	5,900	12,491
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,580	17,737
	Wuxi NCE Power Co. Ltd., Class A	3,160	41,561
	Wuxi Shangji Automation Co. Ltd., Class A	5,040	85,644
	Wuxi Taiji Industry Co. Ltd., Class A	38,600	30,879
	XCMG Construction Machinery Co. Ltd., Class A	108,600	93,773
*	XGD, Inc., Class A	12,100	24,152
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	72,500	77,683
	Xiamen C & D, Inc., Class A	36,700	72,261
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	10,483	13,486
	Xiamen Faratronic Co. Ltd., Class A	2,700	71,889
	Xiamen International Airport Co. Ltd., Class A	8,200	21,177
	Xiamen Intretech, Inc., Class A	16,990	48,661
	Xiamen ITG Group Corp. Ltd., Class A	57,300	66,165
	Xiamen Kingdomway Group Co., Class A	13,000	39,298
	Xiamen Tungsten Co. Ltd., Class A	26,000	85,634
	Xiamen Xiangyu Co. Ltd., Class A	74,206	121,048
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	31,257
*Ω	Xiaomi Corp., Class B	2,196,600	3,633,723
	Xilinmen Furniture Co. Ltd., Class A	8,000	38,332
*	Xinchen China Power Holdings Ltd.	83,000	4,095
	Xinfengming Group Co. Ltd., Class A	35,700	66,079
	Xingda International Holdings Ltd.	208,000	43,242
	Xingfa Aluminium Holdings Ltd.	41,000	47,918
*	Xinhu Zhongbao Co. Ltd., Class A	112,500	44,553
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	97,678
	Xinhuanet Co. Ltd., Class A	8,200	22,878
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	253,756	259,259
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	43,100	49,001
	Xinte Energy Co. Ltd., Class H	120,400	252,479
	Xinxiang Chemical Fiber Co. Ltd., Class A	28,900	15,524
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	38,700	72,351
	Xinyi Energy Holdings Ltd.	627,839	230,996
	Xinzhi Group Co. Ltd., Class A	11,200	24,953
	Xtep International Holdings Ltd.	535,059	713,426
	Xuji Electric Co. Ltd., Class A	14,800	49,474
*	Xunlei Ltd., ADR	19,606	41,173
Ω	Yadea Group Holdings Ltd.	396,000	902,823
*	YaGuang Technology Group Co. Ltd., Class A	20,400	21,254
*	Yanchang Petroleum International Ltd.	1,010,000	8,039
	Yangling Metron New Material, Inc., Class A	9,162	73,828
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	32,000	60,876
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	10,400	88,125
	Yankershop Food Co. Ltd., Class A	2,300	40,195
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	30,578
	Yantai China Pet Foods Co. Ltd., Class A	5,400	18,929
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	28,635
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	27,626

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	21,100	$101,538
*	YanTai Shuangta Food Co. Ltd., Class A	9,300	8,323
	Yantai Zhenghai Bio-tech Co. Ltd.	3,450	24,898
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	45,227
*	Yeahka Ltd.	13,200	43,878
	Yealink Network Technology Corp. Ltd., Class A	9,123	82,741
	Yeebo International Holdings Ltd.	42,000	16,242
	YGSOFT, Inc., Class A	21,500	26,271
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	38,335
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	112,800	103,642
*	Yifan Pharmaceutical Co. Ltd., Class A	27,900	53,629
	Yifeng Pharmacy Chain Co. Ltd., Class A	13,120	110,431
	Yihai International Holding Ltd.	152,000	540,886
	Yijiahe Technology Co. Ltd., Class A	2,520	14,935
	Yintai Gold Co. Ltd., Class A	43,100	79,862
#*Ω	Yixin Group Ltd.	278,000	38,092
	Yixintang Pharmaceutical Group Co. Ltd., Class A	15,400	69,478
	YongXing Special Materials Technology Co. Ltd., Class A	2,200	37,141
	Yonyou Network Technology Co. Ltd., Class A	12,300	44,802
	Yotrio Group Co. Ltd., Class A	40,700	22,143
	Youngor Group Co. Ltd., Class A	66,900	64,170
*	Youngy Co. Ltd., Class A	5,300	89,800
*	Youzu Interactive Co. Ltd., Class A	21,100	34,118
	YTO Express Group Co. Ltd., Class A	33,000	102,745
	Yuexiu Property Co. Ltd.	418,800	609,232
	Yuexiu Transport Infrastructure Ltd.	334,000	197,647
	Yunda Holding Co. Ltd., Class A	45,580	99,988
	Yunnan Aluminium Co. Ltd., Class A	38,100	76,343
	Yunnan Baiyao Group Co. Ltd., Class A	12,780	108,871
	Yunnan Copper Co. Ltd., Class A	58,500	114,604
	Yunnan Energy New Material Co. Ltd., Class A	6,600	153,263
	Yunnan Tin Co. Ltd., Class A	41,800	94,490
	Yusys Technologies Co. Ltd., Class A	7,040	16,460
	Yutong Bus Co. Ltd., Class A	28,600	35,236
	ZBOM Home Collection Co. Ltd., Class A	4,004	18,001
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,829	176,659
*	Zhaojin Mining Industry Co. Ltd., Class H	274,500	315,897
	Zhefu Holding Group Co. Ltd., Class A	110,200	67,323
*	Zhejiang Century Huatong Group Co. Ltd., Class A	57,920	34,144
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	20,056
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	116,119
	Zhejiang Communications Technology Co. Ltd.	54,700	47,175
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,000	20,857
	Zhejiang Crystal-Optech Co. Ltd., Class A	25,900	48,735
	Zhejiang Dahua Technology Co. Ltd., Class A	40,802	76,710
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,100	57,512
	Zhejiang Expressway Co. Ltd., Class H	432,000	373,044
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	9,000	19,890
	Zhejiang Hailiang Co. Ltd., Class A	26,100	48,293
	Zhejiang HangKe Technology, Inc.Co., Class A	3,944	29,567
	Zhejiang Hangmin Co. Ltd., Class A	16,190	17,790
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	18,122
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	47,743
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	11,900	37,811
	Zhejiang Huayou Cobalt Co. Ltd., Class A	9,620	94,135
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	61,507
	Zhejiang Jianfeng Group Co. Ltd., Class A	8,900	17,269
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,700	88,985
*	Zhejiang Jingu Co. Ltd., Class A	22,000	21,913

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	13,660	$27,221
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	77,600	37,463
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	8,000	53,562
	Zhejiang Juhua Co. Ltd., Class A	35,114	86,293
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	88,300
	Zhejiang Medicine Co. Ltd., Class A	18,416	34,143
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	42,492
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	39,465
	Zhejiang NHU Co. Ltd., Class A	32,148	92,863
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	34,190
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	1,420	15,770
	Zhejiang Runtu Co. Ltd., Class A	42,100	46,674
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	48,746
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	18,068
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	3,360	10,980
	Zhejiang Supor Co. Ltd., Class A	3,700	28,355
	Zhejiang Tiantie Industry Co. Ltd., Class A	1	2
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	10,784
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	25,508
*	Zhejiang Wanliyang Co. Ltd., Class A	15,300	21,137
	Zhejiang Wanma Co. Ltd., Class A	19,100	26,146
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	8,080	23,317
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,100	44,402
	Zhejiang Windey Co. Ltd., Class A	7,410	18,496
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	67,721
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	27,454
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	62,100
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	17,779
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	16,465
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	31,940
	Zhejiang Yongtai Technology Co. Ltd., Class A	29,500	106,967
	Zhende Medical Co. Ltd., Class A	3,600	20,294
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	68,002
	Zheshang Securities Co. Ltd., Class A	20,000	31,619
*	Zhong An Group Ltd.	859,000	26,922
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	203,900	679,587
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	18,825
	Zhongji Innolight Co. Ltd., Class A	9,600	41,491
	Zhongjin Gold Corp. Ltd., Class A	29,400	37,708
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	55,008
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	20,475
	Zhongsheng Group Holdings Ltd.	313,500	1,773,841
*	Zhongtian Financial Group Co. Ltd., Class A	191,400	39,971
	Zhongyu Energy Holdings Ltd.	215,000	154,879
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	10,639
#*	Zhuguang Holdings Group Co. Ltd.	486,000	49,034
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	57,479
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	20,400	22,760
	Zhuzhou CRRC Times Electric Co. Ltd.	109,700	584,410
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	61,680
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	108,947
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	75,600	81,334
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	396,000	220,288
	ZTE Corp., Class H	173,200	418,283
	ZTO Express Cayman, Inc., ADR	21,952	625,852
	ZTO Express Cayman, Inc.	9,200	261,929
TOTAL CHINA			295,504,099

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (0.1%)
*	BAC Holding International Corp.	165,109	$7,274
	Banco de Bogota SA	5,102	38,705
	Bancolombia SA, Sponsored ADR	2,575	77,894
	Bancolombia SA	10,636	95,653
	Celsia SA ESP	71,100	39,593
	Grupo de Inversiones Suramericana SA	6,691	58,612
	Grupo Energia Bogota SA ESP	233,183	78,410
	Interconexion Electrica SA ESP	48,022	195,831
	Promigas SA ESP	33,754	32,893
TOTAL COLOMBIA			624,865
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,548	221,004
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	145,322	234,841
GREECE — (0.4%)
*	Alpha Services & Holdings SA	181,767	247,655
	Athens Water Supply & Sewage Co. SA	8,519	64,938
	Autohellas Tourist & Trading SA	5,765	64,680
	Bank of Greece	4,212	79,128
	ElvalHalcor SA	12,789	24,179
	Entersoft SA Software Development & Related Services Co.	4,811	21,840
	Epsilon Net SA	4,305	31,451
*	Eurobank Ergasias Services & Holdings SA, Class A	252,111	342,082
	Fourlis Holdings SA	15,072	59,656
	GEK Terna Holding Real Estate Construction SA	9,800	133,091
	Hellenic Energy Holdings SA	16,601	140,143
	Hellenic Telecommunications Organization SA	10,076	158,841
	Holding Co. ADMIE IPTO SA	22,438	48,576
	Intracom Holdings SA	12,803	25,312
	JUMBO SA	19,397	348,325
	Kri-Kri Milk Industry SA	1,715	11,579
*	LAMDA Development SA	16,824	115,061
	Motor Oil Hellas Corinth Refineries SA	20,237	494,548
	OPAP SA	33,126	497,408
*	Piraeus Financial Holdings SA	70,658	146,338
	Piraeus Port Authority SA	1,629	30,696
	Quest Holdings SA	8,669	49,728
	Sarantis SA	5,551	46,457
	Terna Energy SA	20,803	453,513
	Thrace Plastics Holding & Co.	3,797	18,160
TOTAL GREECE			3,653,385
HONG KONG — (0.0%)
*	Tongda Group Holdings Ltd.	1,470,000	24,060
HUNGARY — (0.1%)
	4iG Nyrt	5,746	11,224
	Magyar Telekom Telecommunications PLC	87,782	93,261
	MASTERPLAST Nyrt	1,147	11,518
*	Opus Global Nyrt	12,230	4,346
	OTP Bank Nyrt	12,969	390,775
	Richter Gedeon Nyrt	27,806	627,898
TOTAL HUNGARY			1,139,022

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (15.2%)
	360 ONE WAM Ltd.	11,920	$267,152
*	3i Infotech Ltd.	27,570	12,868
*	63 Moons Technologies Ltd.	2,665	5,345
	Aarti Drugs Ltd.	11,200	55,273
	Aarti Industries Ltd.	20,172	133,234
*	Aarti Pharmalabs Ltd.	5,043	16,856
*	Aavas Financiers Ltd.	6,676	148,141
	ABB India Ltd.	5,794	202,383
	Abbott India Ltd.	126	32,207
	Action Construction Equipment Ltd.	15,331	62,834
*	Adani Green Energy Ltd.	25,499	382,669
	Adani Total Gas Ltd.	34,129	881,689
	ADF Foods Ltd.	2,521	23,577
*	Aditya Birla Capital Ltd.	158,154	273,754
	Advanced Enzyme Technologies Ltd.	11,626	39,827
	Aegis Logistics Ltd.	64,322	299,662
*	Affle India Ltd.	3,381	45,925
	AGI Greenpac Ltd.	11,277	45,226
	Agro Tech Foods Ltd.	1,250	13,852
	Ahluwalia Contracts India Ltd.	5,052	31,280
	AIA Engineering Ltd.	7,380	247,637
	Ajanta Pharma Ltd.	11,271	166,791
	Akzo Nobel India Ltd.	3,525	96,975
	Alembic Ltd.	14,547	12,297
	Alembic Pharmaceuticals Ltd.	15,441	101,927
	Alkem Laboratories Ltd.	7,590	279,875
	Alkyl Amines Chemicals	3,087	98,665
	Allcargo Logistics Ltd.	19,487	99,831
*	Alok Industries Ltd.	246,045	40,847
	Amara Raja Batteries Ltd.	25,834	180,738
*	Amber Enterprises India Ltd.	1,893	44,250
	Anant Raj Ltd.	23,144	31,763
	Andhra Paper Ltd.	1,894	10,494
	Andhra Sugars Ltd.	37,543	60,306
	Angel One Ltd.	9,660	147,850
	Apar Industries Ltd.	5,951	123,071
	Apcotex Industries Ltd.	12,056	61,659
	APL Apollo Tubes Ltd.	34,467	486,684
	Apollo Hospitals Enterprise Ltd.	26,043	1,363,554
	Aptech Ltd.	3,134	13,527
*	Arvind Fashions Ltd.	12,622	49,712
*	Arvind SmartSpaces Ltd.	4,403	15,793
	Asahi India Glass Ltd.	11,563	72,611
	Ashiana Housing Ltd.	10,397	17,922
	Ashok Leyland Ltd.	178,090	326,475
*	Ashoka Buildcon Ltd.	41,864	42,599
	Asian Paints Ltd.	69,692	2,330,869
	Astec Lifesciences Ltd.	2,598	44,388
*Ω	Aster DM Healthcare Ltd.	44,244	115,430
	Astra Microwave Products Ltd.	13,392	45,115
	Astral Ltd.	21,538	543,553
	AstraZeneca Pharma India Ltd.	1,043	42,867
	Atul Ltd.	1,834	160,538
Ω	AU Small Finance Bank Ltd.	35,693	271,948
	Aurobindo Pharma Ltd.	77,344	387,512
	Avadh Sugar & Energy Ltd.	1,668	10,128
	Avanti Feeds Ltd.	10,804	50,866
*Ω	Avenue Supermarts Ltd.	12,277	528,582
	Bajaj Auto Ltd.	11,520	540,068

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bajaj Consumer Care Ltd.	37,153	$77,505
	Bajaj Finance Ltd.	25,221	1,822,443
	Bajaj Finserv Ltd.	25,492	420,510
*	Bajaj Hindusthan Sugar Ltd.	143,434	26,310
	Bajaj Holdings & Investment Ltd.	5,613	404,688
	Balaji Amines Ltd.	3,279	96,061
	Balkrishna Industries Ltd.	13,588	369,825
	Balmer Lawrie & Co. Ltd.	17,962	26,378
	Balrampur Chini Mills Ltd.	18,911	87,629
*Ω	Bandhan Bank Ltd.	123,893	371,646
	Bank of Baroda	127,220	263,412
	Bank of India	138,098	141,695
	Bank of Maharashtra	149,303	56,320
	Bannari Amman Sugars Ltd.	451	15,230
	BASF India Ltd.	5,960	179,343
	Bata India Ltd.	11,128	208,020
	Bayer CropScience Ltd.	3,427	186,087
	BEML Ltd.	11,552	135,324
	Berger Paints India Ltd.	68,680	464,993
*	BF Utilities Ltd.	4,960	22,442
	Bhansali Engineering Polymers Ltd.	16,497	21,657
	Bharat Bijlee Ltd.	943	29,546
	Bharat Electronics Ltd.	1,018,758	1,189,736
	Bharat Forge Ltd.	4,040	43,398
	Bharat Heavy Electricals Ltd.	224,965	217,299
	Bharat Petroleum Corp. Ltd.	289,206	1,215,794
	Bharat Rasayan Ltd.	482	54,751
	Bharti Airtel Ltd.	144,977	1,367,318
	Biocon Ltd.	48,566	140,286
	Birlasoft Ltd.	51,493	191,503
*	Black Box Ltd.	12,809	19,802
	Bliss Gvs Pharma Ltd.	4,620	4,458
	Blue Dart Express Ltd.	1,255	96,381
	Blue Star Ltd.	15,114	227,764
	Bodal Chemicals Ltd.	17,752	15,536
	Bombay Burmah Trading Co.	886	9,604
*	Borosil Ltd.	2,664	11,689
*	Borosil Renewables Ltd.	14,407	84,595
	Bosch Ltd.	591	123,965
	Brigade Enterprises Ltd.	19,977	112,028
	Brightcom Group Ltd.	116,655	35,833
	Britannia Industries Ltd.	16,319	863,944
	BSE Ltd.	3,275	20,596
*	Camlin Fine Sciences Ltd.	29,561	56,918
	Can Fin Homes Ltd.	19,559	135,991
	Canara Bank	85,487	319,589
*	Capacit'e Infraprojects Ltd.	4,149	7,596
	Caplin Point Laboratories Ltd.	6,971	59,373
	Carborundum Universal Ltd.	33,257	392,757
	Castrol India Ltd.	161,343	233,238
	CCL Products India Ltd.	21,543	142,797
	Central Depository Services India Ltd.	13,535	173,483
	Century Enka Ltd.	1,684	8,459
	Century Plyboards India Ltd.	30,803	195,717
	Century Textiles & Industries Ltd.	12,946	111,828
	Cera Sanitaryware Ltd.	1,370	88,195
*	CG Power & Industrial Solutions Ltd.	160,639	593,890
	Chambal Fertilisers & Chemicals Ltd.	46,780	180,506
	Chennai Petroleum Corp. Ltd.	11,761	35,882

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cholamandalam Financial Holdings Ltd.	23,458	$170,741
	Cholamandalam Investment & Finance Co. Ltd.	110,394	959,596
	Cigniti Technologies Ltd.	3,948	29,117
	Cipla Ltd.	60,942	761,217
	City Union Bank Ltd.	103,344	200,698
*	Clariant Chemicals India Ltd.	4,039	16,455
Ω	Cochin Shipyard Ltd.	13,630	85,345
	Coforge Ltd.	10,458	564,213
	Colgate-Palmolive India Ltd.	46,302	825,507
	Computer Age Management Services Ltd.	9,520	265,639
	Container Corp. of India Ltd.	52,932	409,310
	Coromandel International Ltd.	39,444	432,853
*	CreditAccess Grameen Ltd.	12,386	130,913
	CRISIL Ltd.	4,599	177,052
*	CSB Bank Ltd.	7,936	24,249
	Cummins India Ltd.	26,531	466,741
	Cyient Ltd.	15,057	163,138
*	D B Realty Ltd.	22,351	20,684
	Dabur India Ltd.	93,664	637,533
	Dalmia Bharat Sugar & Industries Ltd.	3,997	17,473
	DCM Shriram Ltd.	10,173	108,068
	DCW Ltd.	46,170	27,366
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	129,089
	Deepak Nitrite Ltd.	26,004	598,443
	Delta Corp. Ltd.	19,778	47,776
*	DEN Networks Ltd.	51,088	20,034
*	Dhampur Bio Organics Ltd.	10,271	20,470
	Dhampur Sugar Mills Ltd.	10,271	28,596
*	Dhani Services Ltd.	55,006	22,931
	Dhanuka Agritech Ltd.	4,543	37,776
Ω	Dilip Buildcon Ltd.	14,000	36,743
*	Dish TV India Ltd.	417,871	82,337
*	Dishman Carbogen Amcis Ltd.	13,491	14,045
	Divi's Laboratories Ltd.	17,721	721,727
	Dixon Technologies India Ltd.	7,993	262,915
	Dollar Industries Ltd.	2,411	11,718
Ω	Dr Lal PathLabs Ltd.	12,196	314,423
	Dr Reddy's Laboratories Ltd.	6,646	353,756
	Dwarikesh Sugar Industries Ltd.	25,361	28,912
	Dynamatic Technologies Ltd.	652	19,650
	eClerx Services Ltd.	8,777	155,489
	Edelweiss Financial Services Ltd.	165,727	135,707
	Eicher Motors Ltd.	13,259	532,245
	EID Parry India Ltd.	27,751	186,067
	Electrosteel Castings Ltd.	48,669	21,945
	Elgi Equipments Ltd.	30,512	142,375
	Emami Ltd.	87,838	473,508
Ω	Endurance Technologies Ltd.	6,416	115,133
	Engineers India Ltd.	101,180	108,948
	EPL Ltd.	67,370	129,036
*Ω	Equitas Small Finance Bank Ltd.	62,762	42,017
Ω	Eris Lifesciences Ltd.	11,571	86,369
	ESAB India Ltd.	1,334	63,616
	Escorts Kubota Ltd.	8,042	206,401
	Everest Industries Ltd.	1,243	11,170
	Everest Kanto Cylinder Ltd.	17,487	19,500
	Excel Industries Ltd.	1,401	18,513
	Exide Industries Ltd.	114,115	253,279
*	FDC Ltd.	13,390	43,615

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Federal Bank Ltd.	455,179	$751,382
	Filatex India Ltd.	25,742	13,858
	Fine Organic Industries Ltd.	1,763	107,927
	Finolex Cables Ltd.	17,633	120,129
	Finolex Industries Ltd.	65,665	138,227
	Firstsource Solutions Ltd.	110,374	146,585
	Force Motors Ltd.	1,571	27,755
*	Fortis Healthcare Ltd.	89,284	307,768
	Galaxy Surfactants Ltd.	4,918	140,280
*	Ganesh Housing Corp. Ltd.	2,341	10,113
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	41,694
	Garware Technical Fibres Ltd.	2,212	78,653
	Gateway Distriparks Ltd.	65,576	51,400
*	Gati Ltd.	15,561	27,287
*	GE Power India Ltd.	4,704	7,433
Ω	General Insurance Corp. of India	35,483	80,044
	Genus Power Infrastructures Ltd.	32,285	36,813
	GIC Housing Finance Ltd.	5,220	12,607
	Gillette India Ltd.	1,864	111,445
	GlaxoSmithKline Pharmaceuticals Ltd.	9,849	150,062
	Glenmark Pharmaceuticals Ltd.	19,922	93,597
	GMM Pfaudler Ltd.	2,669	53,735
*	Godrej Consumer Products Ltd.	45,512	509,748
*	Godrej Industries Ltd.	13,801	72,962
*	Godrej Properties Ltd.	19,868	288,559
	Goodyear India Ltd.	675	9,127
	Granules India Ltd.	43,108	156,156
	Graphite India Ltd.	15,014	64,603
	Grasim Industries Ltd.	31,392	611,856
	Grauer & Weil India Ltd.	22,570	24,196
	Greaves Cotton Ltd.	10,547	18,823
	Greenlam Industries Ltd.	5,484	20,915
	Greenply Industries Ltd.	28,877	49,763
	Grindwell Norton Ltd.	7,223	176,595
	Gujarat Alkalies & Chemicals Ltd.	7,446	62,700
	Gujarat Ambuja Exports Ltd.	19,688	61,869
	Gujarat Fluorochemicals Ltd.	5,594	189,733
	Gujarat Gas Ltd.	38,652	216,407
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,011	155,079
	Gujarat Pipavav Port Ltd.	75,513	87,152
	Gujarat State Fertilizers & Chemicals Ltd.	53,885	85,865
	Gujarat State Petronet Ltd.	79,718	262,708
	Gulf Oil Lubricants India Ltd.	3,376	17,887
	Happiest Minds Technologies Ltd.	13,691	142,012
	Hatsun Agro Product Ltd.	14,046	155,434
	Havells India Ltd.	32,078	465,368
	HBL Power Systems Ltd.	31,189	37,883
	HCL Technologies Ltd.	137,224	1,894,541
Ω	HDFC Asset Management Co. Ltd.	20,987	488,129
	HDFC Bank Ltd.	137,864	2,716,866
Ω	HDFC Life Insurance Co. Ltd.	64,413	456,987
*	HealthCare Global Enterprises Ltd.	9,655	33,403
	HEG Ltd.	2,712	34,633
	Heritage Foods Ltd.	5,612	10,479
	Hero MotoCorp Ltd.	29,171	988,705
	HFCL Ltd.	194,533	166,373
	HG Infra Engineering Ltd.	3,130	25,908
	HIL Ltd.	812	24,997
	Himadri Speciality Chemical Ltd.	72,384	83,132

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Himatsingka Seide Ltd.	16,940	$14,951
	Hinduja Global Solutions Ltd.	5,776	92,769
	Hindustan Aeronautics Ltd.	9,523	299,033
*	Hindustan Construction Co. Ltd.	265,796	62,581
	Hindustan Copper Ltd.	23,574	35,693
	Hindustan Petroleum Corp. Ltd.	101,890	297,244
	Hindustan Unilever Ltd.	77,554	2,446,753
	Hitachi Energy India Ltd.	1,355	51,484
	Hle Glascoat Ltd.	1,785	13,300
	Honda India Power Products Ltd.	808	20,533
	Honeywell Automation India Ltd.	378	182,247
	Housing Development Finance Corp. Ltd.	152,089	4,907,124
	Huhtamaki India Ltd.	5,375	12,851
	I G Petrochemicals Ltd.	3,464	20,553
	ICICI Bank Ltd., Sponsored ADR	162,708	3,389,208
	ICICI Bank Ltd.	84,009	862,713
Ω	ICICI Lombard General Insurance Co. Ltd.	38,131	530,445
Ω	ICICI Prudential Life Insurance Co. Ltd.	37,964	210,661
Ω	ICICI Securities Ltd.	12,439	74,780
*	IDFC First Bank Ltd.	844,368	605,289
*	IFB Industries Ltd.	2,098	21,832
	IIFL Finance Ltd.	42,676	267,986
	IIFL Securities Ltd.	20,653	17,401
	India Glycols Ltd.	3,751	31,408
*	Indiabulls Housing Finance Ltd.	92,381	139,743
*	Indiabulls Real Estate Ltd.	33,887	30,271
Ω	IndiaMart InterMesh Ltd.	2,320	128,368
Ω	Indian Energy Exchange Ltd.	61,163	104,106
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	498,011
Ω	Indian Railway Finance Corp. Ltd.	316,909	128,764
	Indoco Remedies Ltd.	9,177	36,795
	Indraprastha Gas Ltd.	76,056	397,401
	Indus Towers Ltd.	133,742	250,644
	IndusInd Bank Ltd.	24,576	326,795
	Infibeam Avenues Ltd.	172,173	36,217
	Info Edge India Ltd.	16,910	764,803
	Infosys Ltd., Sponsored ADR	249,310	4,687,028
	Infosys Ltd.	326,432	6,149,444
	Ingersoll Rand India Ltd.	2,441	58,704
*	Inox Leisure Ltd.	15,574	96,483
*	Inox Wind Ltd.	22,754	26,582
	Insecticides India Ltd.	4,425	34,101
	Intellect Design Arena Ltd.	21,110	114,330
	Ipca Laboratories Ltd.	38,019	396,215
	IRB Infrastructure Developers Ltd.	40,109	141,104
Ω	IRCON International Ltd.	69,014	51,188
	ISGEC Heavy Engineering Ltd.	4,973	26,372
	ITD Cementation India Ltd.	23,769	32,514
*	ITI Ltd.	12,573	15,826
	J Kumar Infraprojects Ltd.	8,288	27,580
	Jamna Auto Industries Ltd.	27,431	35,289
	JB Chemicals & Pharmaceuticals Ltd.	10,588	264,402
	Jindal Poly Films Ltd.	5,639	49,716
*	Jindal Stainless Hisar Ltd.	7,473	42,050
*	Jindal Stainless Ltd.	17,606	55,222
	JK Paper Ltd.	23,570	118,862
	JM Financial Ltd.	148,399	118,383
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	13,153
	Jubilant Foodworks Ltd.	62,917	377,644

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jubilant Pharmova Ltd.	11,041	$48,366
	Jyothy Labs Ltd.	32,517	81,499
	Kajaria Ceramics Ltd.	23,234	301,581
	Kalpataru Power Transmission Ltd.	24,859	155,407
	Kansai Nerolac Paints Ltd.	43,747	226,179
	Karur Vysya Bank Ltd.	129,250	170,735
	KCP Ltd.	24,082	30,507
	KEC International Ltd.	32,737	181,910
	KEI Industries Ltd.	17,234	341,766
	Kennametal India Ltd.	1,352	36,273
*	Kesoram Industries Ltd.	48,701	34,060
*	Kiri Industries Ltd.	5,655	19,532
	Kirloskar Brothers Ltd.	5,926	23,260
	Kirloskar Oil Engines Ltd.	21,113	81,042
	Kitex Garments Ltd.	8,666	19,142
	KNR Constructions Ltd.	46,503	139,429
	Kolte-Patil Developers Ltd.	8,425	28,993
	Kotak Mahindra Bank Ltd.	34,507	734,321
	Kovai Medical Center & Hospital	834	17,541
	KPIT Technologies Ltd.	44,450	414,544
	KPR Mill Ltd.	2,262	14,569
	KRBL Ltd.	11,600	56,090
	KSB Ltd.	2,788	62,343
	LA Opala RG Ltd.	5,178	23,891
	Lakshmi Machine Works Ltd.	497	68,860
Ω	Laurus Labs Ltd.	115,461	467,747
	LG Balakrishnan & Bros Ltd.	3,409	28,818
	LIC Housing Finance Ltd.	103,702	509,723
	Linde India Ltd.	1,574	64,070
	LT Foods Ltd.	45,711	64,536
*	LUX Industries Ltd.	1,356	24,356
	Mahanagar Gas Ltd.	13,535	145,655
	Maharashtra Scooters Ltd.	783	42,342
	Mahindra & Mahindra Financial Services Ltd.	102,021	290,989
	Mahindra & Mahindra Ltd.	146,057	2,465,751
	Mahindra CIE Automotive Ltd.	21,072	101,689
	Mahindra Lifespace Developers Ltd.	18,060	76,814
Ω	Mahindra Logistics Ltd.	10,013	57,797
	Man Infraconstruction Ltd.	15,520	14,076
	Manappuram Finance Ltd.	130,357	183,848
*	Mangalore Refinery & Petrochemicals Ltd.	52,518	37,140
	Marico Ltd.	217,075	1,324,083
	Marksans Pharma Ltd.	60,249	47,295
	Maruti Suzuki India Ltd.	4,992	544,474
Ω	MAS Financial Services Ltd.	3,696	35,958
	Mastek Ltd.	4,526	90,675
*	Max Financial Services Ltd.	16,459	167,908
*	Max Healthcare Institute Ltd.	71,940	392,075
	Mayur Uniquoters Ltd.	7,402	37,934
	Mazagon Dock Shipbuilders Ltd.	5,092	49,526
	Meghmani Organics Ltd.	41,024	49,982
Ω	Metropolis Healthcare Ltd.	6,966	114,237
	Minda Corp. Ltd.	6,111	16,031
*	Mirza International Ltd.	5,222	15,771
Ω	Mishra Dhatu Nigam Ltd.	8,763	22,701
	Monte Carlo Fashions Ltd.	650	5,119
*	Morepen Laboratories Ltd.	19,479	6,885
	Motherson Sumi Wiring India Ltd.	344,679	218,320
	Motilal Oswal Financial Services Ltd.	8,488	71,120

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mphasis Ltd.	28,724	$732,982
	MRF Ltd.	274	305,280
	Mrs Bectors Food Specialities Ltd.	4,118	23,940
	Multi Commodity Exchange of India Ltd.	2,316	42,915
	Muthoot Finance Ltd.	40,299	517,606
	Nahar Spinning Mills Ltd.	1,788	5,480
	Narayana Hrudayalaya Ltd.	25,906	229,824
	Natco Pharma Ltd.	11,646	76,288
*	National Fertilizers Ltd.	23,497	19,768
	Navin Fluorine International Ltd.	4,395	211,631
	Navneet Education Ltd.	15,738	21,560
	NBCC India Ltd.	135,087	60,806
	NELCO Ltd.	2,476	19,066
	NESCO Ltd.	3,548	25,320
*	Network18 Media & Investments Ltd.	12,212	9,187
	Neuland Laboratories Ltd.	2,288	42,050
	Newgen Software Technologies Ltd.	4,599	24,194
	NIIT Ltd.	22,321	89,416
	Nilkamal Ltd.	2,078	47,477
Ω	Nippon Life India Asset Management Ltd.	43,991	134,100
	NOCIL Ltd.	25,285	64,688
	Novartis India Ltd.	2,011	15,778
	NRB Bearings Ltd.	9,283	16,569
	Nucleus Software Exports Ltd.	3,927	19,473
	Oberoi Realty Ltd.	27,901	280,311
	Olectra Greentech Ltd.	4,078	23,779
*	Omaxe Ltd.	16,712	13,548
	OnMobile Global Ltd.	15,797	17,233
	Orient Electric Ltd.	29,254	92,942
	Orient Paper & Industries Ltd.	51,064	28,046
	Oriental Aromatics Ltd.	2,804	13,050
	Oriental Carbon & Chemicals Ltd.	1,909	17,326
	Page Industries Ltd.	1,682	826,607
	Paisalo Digital Ltd.	46,092	43,350
	Panama Petrochem Ltd.	8,339	33,293
*	Patel Engineering Ltd.	61,112	13,245
*	PC Jeweller Ltd.	86,955	53,871
	Persistent Systems Ltd.	18,148	1,044,591
	Petronet LNG Ltd.	442,389	1,180,873
	Pfizer Ltd.	2,020	95,590
	Phoenix Mills Ltd.	16,203	276,280
	PI Industries Ltd.	16,054	593,217
	Pidilite Industries Ltd.	19,616	548,079
*Ω	PNB Housing Finance Ltd.	15,035	102,676
	PNC Infratech Ltd.	26,853	108,383
	Poly Medicure Ltd.	7,241	78,847
	Polycab India Ltd.	13,076	469,708
	Polyplex Corp. Ltd.	6,178	115,229
	Poonawalla Fincorp Ltd.	44,781	164,293
	Power Finance Corp. Ltd.	347,256	604,230
	Power Grid Corp. of India Ltd.	336,192	897,726
	Power Mech Projects Ltd.	944	21,810
	Praj Industries Ltd.	41,695	176,017
Ω	Prataap Snacks Ltd.	989	10,276
	Prestige Estates Projects Ltd.	39,763	205,066
*	Pricol Ltd.	12,224	29,433
*	Prime Focus Ltd.	12,141	10,439
	Prince Pipes & Fittings Ltd.	8,468	64,366
	Privi Speciality Chemicals Ltd.	1,728	21,121

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Health Ltd.	2,195	$109,535
	Procter & Gamble Hygiene & Health Care Ltd.	3,208	560,267
	PSP Projects Ltd.	1,462	12,685
*	PTC India Financial Services Ltd.	73,647	15,113
	PTC India Ltd.	119,739	141,555
	Puravankara Ltd.	12,526	13,620
*	PVR Ltd.	4,502	93,729
Ω	Quess Corp. Ltd.	21,752	95,565
Ω	Quick Heal Technologies Ltd.	3,953	7,986
	Radico Khaitan Ltd.	17,285	239,359
	Rajesh Exports Ltd.	19,507	208,830
	Rallis India Ltd.	17,572	45,109
	Ramco Industries Ltd.	3,297	5,919
*	Ramky Infrastructure Ltd.	4,440	15,540
	Rane Holdings Ltd.	2,135	22,632
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	78,777
	Ratnamani Metals & Tubes Ltd.	5,233	143,046
	Raymond Ltd.	14,318	269,867
*Ω	RBL Bank Ltd.	83,136	159,384
	REC Ltd.	364,331	543,664
	Redington Ltd.	198,182	450,431
	Relaxo Footwears Ltd.	11,158	112,741
	Rhi Magnesita India Ltd.	11,391	109,843
	RITES Ltd.	5,670	25,003
	Rupa & Co. Ltd.	5,302	17,741
	Safari Industries India Ltd.	481	10,480
	Samvardhana Motherson International Ltd.	369,298	341,447
	Sandhar Technologies Ltd.	1,775	5,018
	Sanghvi Movers Ltd.	4,873	19,850
	Sanofi India Ltd.	2,689	180,752
	Saregama India Ltd.	7,887	32,644
	Sasken Technologies Ltd.	1,565	17,539
	Savita Oil Technologies Ltd.	12,025	40,174
	SBI Cards & Payment Services Ltd.	30,124	267,378
Ω	SBI Life Insurance Co. Ltd.	37,376	558,177
	Schaeffler India Ltd.	12,188	402,108
*	Schneider Electric Infrastructure Ltd.	23,603	53,311
*	SEAMEC Ltd.	2,008	19,594
	Seshasayee Paper & Boards Ltd.	11,390	39,816
Ω	SH Kelkar & Co. Ltd.	22,091	37,875
	Shakti Pumps India Ltd.	3,183	17,120
	Shankara Building Products Ltd.	2,509	19,375
	Shanthi Gears Ltd.	1,459	6,199
	Sharda Cropchem Ltd.	13,530	82,332
	Sharda Motor Industries Ltd.	1,040	9,163
*	Sheela Foam Ltd.	4,950	73,804
	Shilpa Medicare Ltd.	7,105	21,138
*	Shoppers Stop Ltd.	8,764	71,459
*	Shree Renuka Sugars Ltd.	87,295	56,044
	Shriram Finance Ltd.	55,611	879,617
	Siemens Ltd.	5,787	208,963
*	SIS Ltd.	11,813	53,872
	Siyaram Silk Mills Ltd.	2,428	15,193
	SKF India Ltd.	6,470	348,576
	Snowman Logistics Ltd.	32,403	14,403
	Sobha Ltd.	8,551	62,949
	Somany Ceramics Ltd.	3,988	26,495
	Sonata Software Ltd.	35,964	266,432
*	Spandana Sphoorty Financial Ltd.	6,230	43,201

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SRF Ltd.	47,872	$1,282,002
*	Star Cement Ltd.	30,883	40,807
*	Strides Pharma Science Ltd.	17,020	61,654
*	Stylam Industries Ltd.	810	10,997
*	Subex Ltd.	108,975	45,989
	Sudarshan Chemical Industries Ltd.	8,791	41,505
	Sumitomo Chemical India Ltd.	6,853	38,342
	Sun Pharmaceutical Industries Ltd.	111,034	1,409,314
	Sun TV Network Ltd.	36,120	205,921
	Sundaram Finance Ltd.	12,314	341,298
	Sundaram-Clayton Ltd.	1,384	79,737
	Sundram Fasteners Ltd.	28,302	340,101
	Sunteck Realty Ltd.	9,265	40,836
	Suprajit Engineering Ltd.	8,394	33,360
	Supreme Industries Ltd.	19,667	606,807
	Supreme Petrochem Ltd.	20,416	96,383
	Suven Pharmaceuticals Ltd.	34,610	209,095
*	Suzlon Energy Ltd.	1,044,630	124,940
	Swaraj Engines Ltd.	2,717	55,342
	Symphony Ltd.	2,186	25,689
Ω	Syngene International Ltd.	57,028	396,108
	Tamil Nadu Newsprint & Papers Ltd.	11,188	32,948
	Tamilnadu Petroproducts Ltd.	23,240	25,292
	Tanla Platforms Ltd.	17,250	137,668
	Tata Communications Ltd.	23,573	357,395
	Tata Consultancy Services Ltd.	122,193	5,043,051
	Tata Consumer Products Ltd.	96,514	862,387
	Tata Elxsi Ltd.	11,196	912,657
*	Tata Motors Ltd.	435,698	2,423,230
	TCI Express Ltd.	2,376	50,049
*Ω	TCNS Clothing Co. Ltd.	3,918	23,366
	TD Power Systems Ltd.	12,280	20,003
*	TeamLease Services Ltd.	287	8,089
	Tech Mahindra Ltd.	127,337	1,591,718
	Techno Electric & Engineering Co. Ltd.	27,310	117,930
*Ω	Tejas Networks Ltd.	13,442	93,134
	Texmaco Rail & Engineering Ltd.	119,190	82,621
	Thermax Ltd.	5,047	118,626
	Thirumalai Chemicals Ltd.	19,514	43,096
*	Thomas Cook India Ltd.	16,689	14,730
Ω	Thyrocare Technologies Ltd.	5,502	37,898
	Tide Water Oil Co. India Ltd.	1,780	21,481
	Tilaknagar Industries Ltd.	26,662	38,080
	Time Technoplast Ltd.	62,992	66,081
	Timken India Ltd.	5,897	224,911
	Tinplate Co. of India Ltd.	9,928	42,405
*	Titagarh Wagons Ltd.	21,133	59,509
	Titan Co. Ltd.	64,956	1,899,226
	Torrent Pharmaceuticals Ltd.	37,061	690,763
	Tourism Finance Corp. of India Ltd.	20,829	20,337
	Transport Corp. of India Ltd.	6,986	53,799
	Trent Ltd.	42,311	623,808
	Triveni Engineering & Industries Ltd.	10,696	37,526
	Triveni Turbine Ltd.	15,426	51,650
	TTK Prestige Ltd.	11,130	106,367
*	TV18 Broadcast Ltd.	178,685	74,832
	TVS Motor Co. Ltd.	30,347	387,024
	TVS Srichakra Ltd.	787	31,816
	Uflex Ltd.	12,421	82,625

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	United Breweries Ltd.	10,448	$203,683
*	United Spirits Ltd.	64,982	612,607
	UNO Minda Ltd.	30,086	179,871
	UPL Ltd.	244,431	2,266,051
*	UTI Asset Management Co. Ltd.	8,131	74,731
*	VA Tech Wabag Ltd.	9,891	38,518
	Vaibhav Global Ltd.	14,609	54,684
	Vakrangee Ltd.	159,662	52,975
*	Vardhman Textiles Ltd.	32,446	120,557
*Ω	Varroc Engineering Ltd.	9,736	33,178
	Varun Beverages Ltd.	77,213	1,087,911
	Vesuvius India Ltd.	2,177	43,429
	V-Guard Industries Ltd.	56,806	171,976
	Vinati Organics Ltd.	5,715	128,276
	Vindhya Telelinks Ltd.	2,422	48,208
	VIP Industries Ltd.	15,554	133,269
	Visaka Industries Ltd.	1,086	5,485
	V-Mart Retail Ltd.	376	12,712
*	Vodafone Idea Ltd.	1,491,657	130,724
	Voltamp Transformers Ltd.	1,435	44,489
	Voltas Ltd.	45,021	442,264
	VST Tillers Tractors Ltd.	993	28,257
	Welspun Corp. Ltd.	48,585	125,627
	Welspun Enterprises Ltd.	17,519	31,256
	West Coast Paper Mills Ltd.	10,620	70,595
*	Westlife Foodworld Ltd.	9,180	81,995
	Whirlpool of India Ltd.	6,335	108,114
	Wipro Ltd.	187,526	918,033
*	Wockhardt Ltd.	12,979	32,894
*	Wonderla Holidays Ltd.	6,246	26,418
*	Yes Bank Ltd.	108,012	22,851
	Zee Entertainment Enterprises Ltd.	298,105	829,104
	Zensar Technologies Ltd.	43,425	123,914
	Zydus Lifesciences Ltd.	72,854	383,308
	Zydus Wellness Ltd.	1,765	30,221
TOTAL INDIA			142,679,025
INDONESIA — (1.2%)
	Ace Hardware Indonesia Tbk PT	2,122,400	69,491
*	Adhi Karya Persero Tbk PT	501,300	16,068
*	Adi Sarana Armada Tbk PT	440,500	25,046
*	Agung Semesta Sejahtera Tbk PT	344,900	1,150
*	Alam Sutera Realty Tbk PT	2,532,800	27,429
	Arwana Citramulia Tbk PT	996,500	66,797
	Ashmore Asset Management Indonesia Tbk PT	94,600	8,816
	Astra Otoparts Tbk PT	111,600	10,134
	Bali Bintang Sejahtera Tbk PT	429,200	6,477
*	Bank Amar Indonesia Tbk PT	1,251,530	19,246
	Bank BTPN Syariah Tbk PT	785,300	134,295
*	Bank Jago Tbk PT	200,500	43,170
	Bank Mandiri Persero Tbk PT	2,088,900	1,391,909
*	Bank MNC Internasional Tbk PT	2,969,200	18,070
	Bank Negara Indonesia Persero Tbk PT	755,700	463,237
	Bank Pan Indonesia Tbk PT	622,700	65,663
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	633,930	57,753
	Bank Pembangunan Daerah Jawa Timur Tbk PT	647,800	31,779
	Bank Rakyat Indonesia Persero Tbk PT	5,275,332	1,617,775
	Bank Syariah Indonesia Tbk PT	1,673,040	149,372
	Barito Pacific Tbk PT	4,009,009	221,081

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	$22,386
	BFI Finance Indonesia Tbk PT	2,332,500	180,303
*	Bintang Oto Global Tbk PT	233,500	19,549
	BISI International Tbk PT	170,900	17,967
	Blue Bird Tbk PT	152,000	16,406
*	Capital Financial Indonesia Tbk PT	1,141,300	55,576
	Ciputra Development Tbk PT	2,351,400	153,115
	Elang Mahkota Teknologi Tbk PT	1,046,500	75,810
	Erajaya Swasembada Tbk PT	3,413,900	95,951
*	Gajah Tunggal Tbk PT	272,300	10,895
	Garudafood Putra Putri Jaya Tbk PT	2,231,400	72,941
*††	Hanson International Tbk PT	8,134,100	0
	Hexindo Adiperkasa Tbk PT	63,500	22,554
	Impack Pratama Industri Tbk PT	163,600	39,285
	Indomobil Sukses Internasional Tbk PT	502,700	29,195
	Indosat Tbk PT	174,100	71,013
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,017,323	101,623
	Integra Indocabinet Tbk PT	615,400	14,805
*††	Inti Agri Resources Tbk PT	550,900	345
*	Jasa Marga Persero Tbk PT	770,800	162,696
	Jaya Real Property Tbk PT	709,100	23,085
	Kalbe Farma Tbk PT	2,977,700	409,968
	KMI Wire & Cable Tbk PT	229,100	4,589
*	Kresna Graha Investama Tbk PT	1,622,300	5,409
*	M Cash Integrasi PT	54,100	26,355
*	Map Aktif Adiperkasa PT	74,500	18,901
	Matahari Department Store Tbk PT	129,400	37,937
	Mayora Indah Tbk PT	640,500	101,384
*	MD Pictures Tbk PT	288,500	18,291
*	Media Nusantara Citra Tbk PT	2,670,100	124,081
	Medikaloka Hermina Tbk PT	936,100	97,142
*	Merdeka Copper Gold Tbk PT	1,425,932	451,593
*	Metro Healthcare Indonesia Tbk PT	1,200,800	39,567
	Metrodata Electronics Tbk PT	2,268,400	84,799
*	Mitra Adiperkasa Tbk PT	2,599,500	225,765
	Mitra Keluarga Karyasehat Tbk PT	1,123,400	224,266
	Mitra Pinasthika Mustika Tbk PT	395,200	31,121
*	MNC Digital Entertainment Tbk PT	275,200	83,202
*	MNC Vision Networks Tbk PT	4,154,800	16,940
*	Mulia Industrindo Tbk PT	288,700	11,082
*	Multipolar Tbk PT	2,214,900	15,253
*	NFC Indonesia Tbk PT	18,800	7,671
	Nippon Indosari Corpindo Tbk PT	140,600	12,804
	Pabrik Kertas Tjiwi Kimia Tbk PT	369,600	181,014
*	Pacific Strategic Financial Tbk PT	424,900	31,889
	Pakuwon Jati Tbk PT	3,851,600	115,203
	Panin Financial Tbk PT	3,301,900	98,835
*	Paninvest Tbk PT	332,500	33,446
*††	Pool Advista Indonesia Tbk PT	64,100	40
*	PP Persero Tbk PT	893,600	41,564
	Prodia Widyahusada Tbk PT	81,100	29,216
	Puradelta Lestari Tbk PT	4,085,000	45,289
*††	Rimo International Lestari Tbk PT	3,949,000	0
	Rukun Raharja Tbk PT	312,100	19,811
*	Sarana Meditama Metropolitan Tbk PT	696,400	13,300
	Sarana Menara Nusantara Tbk PT	4,129,000	309,245
	Sariguna Primatirta Tbk PT	464,300	14,439
	Siloam International Hospitals Tbk PT	724,800	59,050
*	Smartfren Telecom Tbk PT	10,367,800	47,158

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*††	Sri Rejeki Isman Tbk PT	1,498,800	$2,737
	Sumber Alfaria Trijaya Tbk PT	3,573,300	675,469
	Summarecon Agung Tbk PT	2,645,445	108,856
	Surya Citra Media Tbk PT	4,856,600	73,401
	Surya Esa Perkasa Tbk PT	2,536,600	167,928
*	Surya Semesta Internusa Tbk PT	1,772,300	50,404
	Telkom Indonesia Persero Tbk PT	900,000	232,589
#	Telkom Indonesia Persero Tbk PT, ADR	9,876	256,974
	Tempo Scan Pacific Tbk PT	253,800	23,788
	Tower Bersama Infrastructure Tbk PT	2,142,800	300,744
*††	Trada Alam Minera Tbk PT	1,606,700	1,005
	Triputra Agro Persada PT	434,800	17,987
	Ultrajaya Milk Industry & Trading Co. Tbk PT	888,200	87,117
	Unilever Indonesia Tbk PT	1,067,900	332,418
*††	Waskita Beton Precast Tbk PT	2,650,700	3,150
*	Waskita Karya Persero Tbk PT	2,437,341	55,404
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	6,534
	Wijaya Karya Beton Tbk PT	1,541,400	19,031
*	Wijaya Karya Persero Tbk PT	761,600	35,159
TOTAL INDONESIA			11,168,572
KUWAIT — (0.1%)
	Kuwait Finance House KSCP	162,781	445,815
	Kuwait Telecommunications Co.	19,388	44,461
	National Bank of Kuwait SAKP	538	1,933
TOTAL KUWAIT			492,209
MALAYSIA — (1.2%)
	Aeon Co. M Bhd	108,000	34,246
#	AEON Credit Service M Bhd	27,800	82,359
#	AFFIN Bank Bhd	54,257	27,008
	Ajinomoto Malaysia Bhd	4,200	13,710
	Alliance Bank Malaysia Bhd	227,400	191,654
	Allianz Malaysia Bhd	10,400	33,872
	AMMB Holdings Bhd	218,900	209,805
*	Ancom Nylex Bhd	137,100	38,667
	Apex Healthcare Bhd	15,100	11,989
	Astro Malaysia Holdings Bhd	227,500	32,844
#*	Berjaya Corp. Bhd	448,760	34,249
	Berjaya Food Bhd	107,500	27,298
*	Berjaya Land Bhd	294,800	18,676
*	Bermaz Auto Bhd	317,700	161,840
#	BIMB Holdings Bhd	140,100	80,491
#*	Boustead Holdings Bhd	165,900	26,132
#	Cahya Mata Sarawak Bhd	104,300	29,682
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	174,617
	CB Industrial Product Holding Bhd	35,400	9,065
	CIMB Group Holdings Bhd	287,405	388,184
*	Coastal Contracts Bhd	57,700	33,964
	D&O Green Technologies Bhd	126,900	141,763
	Dayang Enterprise Holdings Bhd	169,420	58,729
	Dialog Group Bhd	579,300	354,259
	DRB-Hicom Bhd	178,400	73,804
	Dufu Technology Corp. Bhd	55,900	29,589
#	Duopharma Biotech Bhd	105,339	40,614
	Dutch Lady Milk Industries Bhd	2,500	17,430
#*	Ekovest Bhd	334,600	32,256
#	Formosa Prosonic Industries Bhd	55,100	44,736

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Fraser & Neave Holdings Bhd	35,500	$206,832
	Frontken Corp. Bhd	202,500	157,886
	Gadang Holdings Bhd	60,900	4,932
	Gamuda Bhd	378,254	348,256
#	Gas Malaysia Bhd	52,900	41,101
*	Genetec Technology Bhd	36,600	23,065
	Genting Malaysia Bhd	122,700	81,921
	George Kent Malaysia Bhd	106,500	13,873
	Globetronics Technology Bhd	139,600	37,836
*	Greatech Technology Bhd	62,200	75,239
	Guan Chong Bhd	77,900	50,345
	Hai-O Enterprise Bhd	19,834	6,327
	HAP Seng Consolidated Bhd	40,400	70,158
#	Heineken Malaysia Bhd	35,100	230,675
#	Hengyuan Refining Co. Bhd	31,700	28,134
	Hong Leong Bank Bhd	18,500	89,122
	Hong Leong Financial Group Bhd	26,600	115,427
	Hong Leong Industries Bhd	20,200	41,998
#*	Hong Seng Consolidated Bhd	533,400	25,156
	Hup Seng Industries Bhd	52,600	8,637
	IHH Healthcare Bhd	101,900	141,675
#	Inari Amertron Bhd	298,000	182,642
	IOI Properties Group Bhd	176,500	45,570
*	JAKS Resources Bhd	487,500	28,694
#*	JHM Consolidation Bhd	67,500	13,588
#	Kelington Group Bhd	143,200	52,151
	Kenanga Investment Bank Bhd	103,200	22,881
	Kerjaya Prospek Group Bhd	130,895	37,210
*	KNM Group Bhd	1,071,400	15,120
#	Kobay Technology Bhd	15,300	10,945
	Kossan Rubber Industries Bhd	351,000	86,624
*	KSL Holdings Bhd	72,900	14,036
#	LBS Bina Group Bhd	93,730	9,367
	Lii Hen Industries Bhd	70,500	14,226
#Ω	Lotte Chemical Titan Holding Bhd	127,315	46,939
#	LPI Capital Bhd	58,600	177,306
	Luxchem Corp. Bhd	117,200	14,988
#	Magni-Tech Industries Bhd	50,166	21,791
#	Magnum Bhd	170,645	53,296
#	Mah Sing Group Bhd	109,900	15,626
	Malayan Banking Bhd	166,609	341,713
*	Malaysia Airports Holdings Bhd	85,800	142,228
#	Malaysia Building Society Bhd	469,531	66,762
	Malaysian Pacific Industries Bhd	24,400	191,928
#	Malaysian Resources Corp. Bhd	595,329	46,255
	Matrix Concepts Holdings Bhd	151,350	55,400
#	MBM Resources Bhd	18,900	15,475
	Mega First Corp. Bhd	158,700	132,692
	MNRB Holdings Bhd	49,400	10,667
Ω	MR DIY Group M Bhd	292,250	130,540
*	Muhibbah Engineering M Bhd	139,200	23,064
	My EG Services Bhd	1,390,723	297,996
	N2N Connect Bhd	53,400	6,581
	Nylex Malaysia Bhd	2,285	294
#	OSK Holdings Bhd	267,600	62,791
	PA Resources Bhd	204,500	16,368
	Padini Holdings Bhd	84,100	72,067
	Panasonic Manufacturing Malaysia Bhd	3,800	20,585
#	Paramount Corp. Bhd	90,300	16,099

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Perak Transit Bhd	39,466	$11,399
#	Petron Malaysia Refining & Marketing Bhd	24,600	26,408
	Petronas Dagangan Bhd	51,900	265,384
#	Pharmaniaga Bhd	107,200	13,213
#	PIE Industrial Bhd	28,700	20,789
#	PMB Technology Bhd	16,400	16,329
	Power Root Bhd	33,600	16,171
	PPB Group Bhd	56,700	234,139
	Press Metal Aluminium Holdings Bhd	172,700	210,653
	Public Bank Bhd	1,119,500	1,114,370
	Ranhill Utilities Bhd	82,424	9,971
	RCE Capital Bhd	27,200	11,744
*	Revenue Group Bhd	69,500	9,258
	RHB Bank Bhd	221,419	298,910
	Sam Engineering & Equipment M Bhd	34,400	40,263
*	Sapura Energy Bhd	2,096,200	24,504
	Scientex Bhd	225,000	186,546
	Sime Darby Bhd	376,300	204,355
	Sime Darby Property Bhd	384,900	44,343
	SP Setia Bhd Group	451,564	73,923
	Sports Toto Bhd	150,623	56,916
	Sunway Bhd	362,400	137,054
#	Sunway Construction Group Bhd	78,400	30,034
#	Supermax Corp. Bhd	277,151	52,808
#	Syarikat Takaful Malaysia Keluarga Bhd	125,790	107,461
	Taliworks Corp. Bhd	120,500	24,299
#	TASCO Bhd	69,700	15,157
	Telekom Malaysia Bhd	122,301	150,030
	TIME dotCom Bhd	254,500	314,167
#*	Tropicana Corp. Bhd	190,196	60,287
#	Uchi Technologies Bhd	66,700	49,510
	UEM Edgenta Bhd	53,500	13,187
#*	UEM Sunrise Bhd	434,700	27,655
	UMW Holdings Bhd	67,500	58,633
	UOA Development Bhd	115,500	45,498
	UWC Bhd	73,700	70,699
*	Velesto Energy Bhd	1,333,600	72,425
	ViTrox Corp. Bhd	89,100	164,675
	VS Industry Bhd	726,500	165,934
	WCT Holdings Bhd	326,015	33,368
	Wellcall Holdings Bhd	99,500	27,111
	Westports Holdings Bhd	115,100	101,928
*	Widad Group Bhd	132,700	13,071
	Yinson Holdings Bhd	348,640	220,087
*	YNH Property Bhd	46,800	48,229
TOTAL MALAYSIA			11,657,527
MEXICO — (2.3%)
#*	ALEATICA SAB de CV	8,989	16,469
	Alpek SAB de CV	166,494	262,864
*	Alsea SAB de CV	78,647	188,029
	America Movil SAB de CV	464,239	484,689
	America Movil SAB de CV, Sponsored ADR, Class L	59,205	1,239,161
	Arca Continental SAB de CV	43,167	380,767
Ω	Banco del Bajio SA	181,096	727,442
	Becle SAB de CV	41,763	101,222
	Bolsa Mexicana de Valores SAB de CV	64,372	139,782
	Coca-Cola Femsa SAB de CV, Sponsored ADR	2,506	190,907
	Coca-Cola Femsa SAB de CV	65,803	500,656

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Consorcio ARA SAB de CV	358,100	$79,491
	Corp. Inmobiliaria Vesta SAB de CV	162,087	441,230
	El Puerto de Liverpool SAB de CV, Class C1	38,598	244,803
	Fomento Economico Mexicano SAB de CV	106,626	933,561
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	100,092
	Genomma Lab Internacional SAB de CV, Class B	379,861	358,670
	Gentera SAB de CV	14,577	17,789
	Gruma SAB de CV, Class B	52,605	762,962
	Grupo Aeroportuario del Centro Norte SAB de CV	71,351	651,880
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	131	22,607
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	72,112	1,242,032
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,645	719,440
	Grupo Aeroportuario del Sureste SAB de CV, Class B	8,704	235,843
	Grupo Bimbo SAB de CV, Class A	211,753	1,051,315
	Grupo Comercial Chedraui SA de CV	110,713	545,378
	Grupo Elektra SAB de CV	725	39,737
	Grupo Financiero Banorte SAB de CV, Class O	361,426	2,994,209
#*	Grupo Financiero Inbursa SAB de CV, Class O	267,982	578,074
	Grupo Herdez SAB de CV	36,819	89,142
*	Grupo Hotelero Santa Fe SAB de CV	135,595	30,387
	Grupo Industrial Saltillo SAB de CV	56,810	94,731
	Grupo KUO SAB de CV, Class B	4,600	10,370
	Grupo Rotoplas SAB de CV	31,758	47,863
	Grupo Televisa SAB, Sponsored ADR	5,685	34,963
#	Grupo Televisa SAB	345,087	422,230
#*Ω	Grupo Traxion SAB de CV	41,850	77,097
*	Industrias CH SAB de CV, Class B	11,751	139,161
*	Industrias Penoles SAB de CV	33,294	470,648
	Kimberly-Clark de Mexico SAB de CV, Class A	197,924	376,813
#	La Comer SAB de CV	163,002	358,024
	Megacable Holdings SAB de CV	171,892	540,492
	Orbia Advance Corp. SAB de CV	337,621	672,714
	Organizacion Soriana SAB de CV, Class B	37,341	60,581
	Promotora y Operadora de Infraestructura SAB de CV	60,763	593,029
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,771	31,720
#	Qualitas Controladora SAB de CV	23,774	131,328
	Regional SAB de CV	7,562	65,434
#*	Sitios Latinoamerica SAB de CV	42,125	19,395
	Wal-Mart de Mexico SAB de CV	609,430	2,380,371
TOTAL MEXICO			21,897,594
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	1,139	3,091
	Credicorp Ltd.	4,420	593,606
	Intercorp Financial Services, Inc.	3,067	73,578
TOTAL PERU			670,275
PHILIPPINES — (0.5%)
*	8990 Holdings, Inc.	281,700	46,381
	ACEN Corp.	22,020	2,833
	Alliance Global Group, Inc.	702,200	161,125
*	Atlas Consolidated Mining & Development Corp.	50,200	4,059
	Ayala Land, Inc.	201,000	108,412
*	AyalaLand Logistics Holdings Corp.	407,000	22,537
	Bank of the Philippine Islands	120,080	231,215
	BDO Unibank, Inc.	127,416	287,378
	Cebu Landmasters, Inc.	258,680	12,258
*Ω	CEMEX Holdings Philippines, Inc.	1,275,697	27,199

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	China Banking Corp.	115,500	$60,595
*	Converge Information & Communications Technology Solutions, Inc.	513,900	165,092
	Cosco Capital, Inc.	555,300	47,706
	D&L Industries, Inc.	654,900	99,621
*	DITO CME Holdings Corp.	492,100	28,604
	DoubleDragon Corp.	211,400	26,667
*	Emperador, Inc.	288,600	108,354
	Filinvest Development Corp.	39,100	4,573
	Ginebra San Miguel, Inc.	16,380	34,796
	Global Ferronickel Holdings, Inc.	557,000	25,516
	GT Capital Holdings, Inc.	23,790	222,537
*	Integrated Micro-Electronics, Inc.	206,100	20,025
	International Container Terminal Services, Inc.	100,970	383,841
	JG Summit Holdings, Inc.	125,753	123,691
	Jollibee Foods Corp.	37,930	165,496
	LT Group, Inc.	489,000	90,349
	Manila Electric Co.	11,520	59,267
	Manila Water Co., Inc.	131,100	47,321
	Megaworld Corp.	2,412,900	93,791
	Metropolitan Bank & Trust Co.	89,720	94,264
	Nickel Asia Corp.	1,166,700	134,849
*	Petron Corp.	1,035,100	47,612
††	Philcomsat Holdings Corp.	9,969	11
*	Philippine National Bank	63,540	22,960
*	Philippine Seven Corp.	24,690	33,875
	Philippine Stock Exchange, Inc.	130	421
	Pilipinas Shell Petroleum Corp.	142,200	45,354
	Premium Leisure Corp.	695,000	6,620
	Puregold Price Club, Inc.	272,200	167,204
	Rizal Commercial Banking Corp.	34,700	14,892
	Robinsons Land Corp.	455,800	127,945
	Robinsons Retail Holdings, Inc.	119,880	127,824
	Security Bank Corp.	56,360	95,114
	SM Investments Corp.	10,670	180,432
	Union Bank of the Philippines	129,429	229,298
	Vista Land & Lifescapes, Inc.	665,000	21,602
	Vistamalls, Inc.	23,100	1,312
	Wilcon Depot, Inc.	306,900	179,773
TOTAL PHILIPPINES			4,242,601
POLAND — (0.6%)
*	11 bit studios SA	239	32,303
	AB SA	2,365	28,068
*	Agora SA	4,633	5,989
*	Alior Bank SA	17,538	159,355
*Ω	Allegro.eu SA	13,366	93,035
	Alumetal SA	3,689	63,019
	Amica SA	1,140	23,040
	Apator SA	4,975	16,086
	ASBISc Enterprises PLC	11,085	56,233
	Asseco Poland SA	17,837	313,909
#	Asseco South Eastern Europe SA	6,922	70,479
	Auto Partner SA	16,874	59,133
*	Bank Ochrony Srodowiska SA	12,487	25,758
	Bank Polska Kasa Opieki SA	14,827	316,842
*	Benefit Systems SA	550	105,613
*	Bioton SA	11,456	9,174
*	BNPP Bank Polska SA	758	9,282
	Boryszew SA	21,148	26,617

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Budimex SA	4,084	$262,653
*	CCC SA	5,846	59,602
#	CD Projekt SA	4,916	158,633
	Celon Pharma SA	1,863	7,415
*	CI Games SA	29,151	18,910
	ComArch SA	1,063	40,534
	Creepy Jar SA	135	26,483
	Cyfrowy Polsat SA	52,370	222,374
	Develia SA	68,631	41,593
*Ω	Dino Polska SA	5,346	484,319
	Dom Development SA	3,300	77,027
#*	Erbud SA	1,787	14,545
	Fabryki Mebli Forte SA	5,421	29,935
*	Famur SA	57,607	48,520
	Ferro SA	2,661	15,432
	Grupa Kety SA	3,160	364,770
	ING Bank Slaski SA	4,782	190,919
	Inter Cars SA	2,179	228,581
	KGHM Polska Miedz SA	14,408	471,042
	KRUK SA	2,503	203,379
	LiveChat Software SA	3,741	108,960
	LPP SA	80	187,391
*	mBank SA	2,601	191,753
	Mirbud SA	10,035	13,523
	Neuca SA	893	128,804
#	NEWAG SA	7,382	31,866
	PlayWay SA	305	28,723
*	Polimex-Mostostal SA	23,933	29,156
	Powszechny Zaklad Ubezpieczen SA	59,398	504,882
	Santander Bank Polska SA	1,841	122,394
*	Selvita SA	1,054	20,903
	Stalexport Autostrady SA	24,162	16,595
	TEN Square Games SA	1,352	40,109
	Tim SA	2,365	18,501
	VRG SA	39,196	30,229
	Warsaw Stock Exchange	3,626	31,568
#*	Wawel SA	162	17,562
	Wirtualna Polska Holding SA	4,832	115,963
Ω	XTB SA	12,195	93,360
TOTAL POLAND			6,112,843
QATAR — (0.9%)
	Aamal Co.	612,200	165,242
	Al Khaleej Takaful Group QSC	9,372	5,761
	Al Meera Consumer Goods Co. QSC	36,838	163,165
	Baladna	246,853	101,294
	Barwa Real Estate Co.	248,778	194,589
	Commercial Bank PSQC	323,499	534,794
*	Dlala Brokerage & Investments Holding Co. QSC	56,606	17,672
	Doha Bank QPSC	414,553	220,485
	Doha Insurance Co. QSC	16,409	9,500
*	Estithmar Holding QPSC	106,069	49,159
*	Gulf International Services QSC	313,881	153,218
	Gulf Warehousing Co.	73,653	69,105
	Industries Qatar QSC	83,609	323,935
*	Lesha Bank LLC	108,404	34,177
	Mannai Corp. QSC	95,599	203,473
	Masraf Al Rayan QSC	471,401	354,929
*	Mazaya Real Estate Development QPSC	239,401	45,563

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Medicare Group	25,863	$44,160
	Mesaieed Petrochemical Holding Co.	395,989	234,915
	Ooredoo QPSC	141,833	348,505
	Qatar Aluminum Manufacturing Co.	360,475	180,975
	Qatar Electricity & Water Co. QSC	51,582	252,148
	Qatar Fuel QSC	161,691	794,578
	Qatar Industrial Manufacturing Co. QSC	50,886	44,182
	Qatar Insurance Co. SAQ	525,496	263,883
	Qatar International Islamic Bank QSC	111,624	317,085
	Qatar Islamic Bank SAQ	132,882	719,365
	Qatar Islamic Insurance Group	20,474	48,773
	Qatar National Bank QPSC	462,442	2,292,322
	Qatar Navigation QSC	84,782	221,895
	United Development Co. QSC	519,423	173,020
	Vodafone Qatar QSC	338,760	159,951
	Zad Holding Co.	5,359	20,740
TOTAL QATAR			8,762,558
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	30,193	0
*††	Globaltrans Investment PLC, GDR	19,351	0
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	Mobile TeleSystems PJSC, ADR	31,844	0
*††	PhosAgro PJSC	50	0
*††	PhosAgro PJSC, GDR	7,767	0
*††	Polyus PJSC, GDR	4,999	0
*††	Sberbank of Russia PJSC, Sponsored ADR	114,063	0
*††	VK Co. Ltd., GDR	6,533	0
*††	VTB Bank PJSC, GDR	102,771	0
*††	X5 Retail Group NV, GDR	10,620	0
SAUDI ARABIA — (3.3%)
	Abdullah Al Othaim Markets Co.	13,382	376,454
	Advanced Petrochemical Co.	35,886	452,582
*	Al Alamiya for Cooperative Insurance Co.	4,062	14,749
	Al Babtain Power & Telecommunication Co.	4,478	27,246
*	Al Etihad Cooperative Insurance Co.	2,887	13,060
	Al Hammadi Holding	14,487	186,157
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,290	31,829
*	Al Khaleej Training & Education Co.	7,718	31,413
	Al Moammar Information Systems Co.	3,391	86,925
*	Al Rajhi Bank	183,940	4,037,712
*	Al Rajhi Co. for Co-operative Insurance	5,314	143,994
*	AlAbdullatif Industrial Investment Co.	3,860	17,414
	Alandalus Property Co.	9,665	44,474
	Alaseel Co.	2,217	22,478
	Aldrees Petroleum & Transport Services Co.	16,118	342,835
	Alinma Bank	101,983	898,473
*	AlJazira Takaful Ta'awuni Co.	4,631	22,897
*	Allianz Saudi Fransi Cooperative Insurance Co.	10,370	41,119
	Alujain Corp.	10,656	113,394
	Arab National Bank	112,753	833,583
*	Arab Sea Information Systems Co.	1,017	19,954
	Arabian Centres Co. Ltd.	15,424	82,574
	Arabian Internet & Communications Services Co.	4,996	338,299
*	Arabian Shield Cooperative Insurance Co.	3,144	14,462
	Arriyadh Development Co.	10,270	52,154
	Astra Industrial Group	12,228	177,258
	Ataa Educational Co.	1,256	17,460

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Baazeem Trading Co.	1,074	$18,323
*	Bank AlBilad	69,958	840,092
	Bank Al-Jazira	91,200	473,416
	Banque Saudi Fransi	76,437	835,828
*	Basic Chemical Industries Ltd.	1,702	16,300
*	Batic Investments & Logistic Co.	1,654	10,365
	Bawan Co.	5,287	45,815
	BinDawood Holding Co.	2,487	40,142
	Bupa Arabia for Cooperative Insurance Co.	19,253	803,235
*	Co. for Cooperative Insurance	14,442	324,358
	Dallah Healthcare Co.	7,779	285,198
*	Dar Al Arkan Real Estate Development Co.	149,605	500,693
	Dr Sulaiman Al Habib Medical Services Group Co.	15,203	950,232
*	Dur Hospitality Co.	5,351	33,405
	Electrical Industries Co.	2,748	19,686
*	Emaar Economic City	71,273	155,994
	Etihad Etisalat Co.	82,423	778,667
*	Fawaz Abdulaziz Al Hokair & Co.	13,915	67,896
*	Fitaihi Holding Group	618	5,119
*	Gulf General Cooperative Insurance Co.	7,995	17,428
	Gulf Insurance Group	3,559	27,245
	Halwani Brothers Co.	2,941	44,944
*	Herfy Food Services Co.	3,218	31,206
	Jarir Marketing Co.	24,505	984,966
*	Jazan Energy & Development Co.	4,892	17,055
	L'Azurde Co. for Jewelry	7,580	26,596
	Leejam Sports Co. JSC	6,747	152,831
	Maharah Human Resources Co.	7,074	101,817
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	4,874	12,894
*	Methanol Chemicals Co.	10,982	76,628
*	Middle East Healthcare Co.	9,780	72,179
	Middle East Paper Co.	11,988	96,749
*	Middle East Specialized Cables Co.	5,782	16,639
	Mouwasat Medical Services Co.	11,451	630,423
*	Nama Chemicals Co.	3,503	31,068
*	National Agriculture Development Co.	7,792	48,544
	National Co. for Glass Industries	4,087	37,993
	National Co. for Learning & Education	1,974	42,520
	National Gas & Industrialization Co.	7,958	111,722
	National Medical Care Co.	4,899	103,744
	Nayifat Finance Co.	2,072	10,566
*	Rabigh Refining & Petrochemical Co.	150,781	451,308
*	Raydan Food Co.	1,030	6,904
	Riyad Bank	173,737	1,433,051
	SABIC Agri-Nutrients Co.	19,862	728,243
*	Saudi Airlines Catering Co.	10,006	202,416
*	Saudi Arabian Cooperative Insurance Co.	1,992	6,696
	Saudi Automotive Services Co.	6,110	57,686
	Saudi Basic Industries Corp.	40,581	1,007,042
	Saudi British Bank	89,393	866,161
	Saudi Ceramic Co.	10,634	87,604
	Saudi Chemical Co. Holding	7,746	55,752
*	Saudi Co. For Hardware CJSC	4,961	39,552
*	Saudi Ground Services Co.	17,435	103,628
	Saudi Industrial Investment Group	75,966	504,753
	Saudi Industrial Services Co.	9,934	61,671
*	Saudi Kayan Petrochemical Co.	243,743	868,907
*	Saudi Marketing Co.	7,310	42,851
	Saudi National Bank	164,302	2,079,993

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Paper Manufacturing Co.	6,899	$48,318
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,504	76,616
*	Saudi Printing & Packaging Co.	6,278	31,238
*	Saudi Public Transport Co.	14,579	66,627
*	Saudi Real Estate Co.	17,847	58,287
*	Saudi Reinsurance Co.	7,471	31,911
*	Saudi Research & Media Group	14,165	710,190
	Saudi Telecom Co.	197,840	1,952,521
	Saudia Dairy & Foodstuff Co.	4,060	254,873
	Savola Group	62,802	503,919
*	Seera Group Holding	43,694	216,114
*	Sinad Holding Co.	15,956	47,038
*	Takween Advanced Industries Co.	11,756	31,146
	United Electronics Co.	11,267	228,454
	United International Transportation Co.	9,496	127,108
*	Walaa Cooperative Insurance Co.	2,778	11,140
	Yanbu National Petrochemical Co.	55,256	654,783
TOTAL SAUDI ARABIA			30,995,971
SOUTH AFRICA — (2.4%)
	Adcock Ingram Holdings Ltd.	6,946	20,424
	Advtech Ltd.	86,488	92,258
	AECI Ltd.	31,856	160,407
	Afrimat Ltd.	11,673	36,883
	Alexander Forbes Group Holdings Ltd.	95,902	27,127
	Altron Ltd., Class A	70,082	35,176
	Alviva Holdings Ltd.	18,425	29,334
	Anglo American Platinum Ltd.	5,381	400,191
	AngloGold Ashanti Ltd.	31,518	662,668
	AngloGold Ashanti Ltd., Sponsored ADR	30,777	646,933
	Aspen Pharmacare Holdings Ltd.	66,030	576,093
*	Aveng Ltd.	38,394	30,722
	Barloworld Ltd.	44,692	231,052
	Bid Corp. Ltd.	46,838	966,957
	Bidvest Group Ltd.	83,919	1,083,746
*	Blue Label Telecoms Ltd.	146,716	43,924
*	Brait PLC	242,729	53,330
	Cashbuild Ltd.	5,352	57,777
	Clicks Group Ltd.	75,765	1,156,470
	Coronation Fund Managers Ltd.	45,762	92,145
	Curro Holdings Ltd.	25,364	13,298
	DataTec Ltd.	82,915	162,404
Ω	Dis-Chem Pharmacies Ltd.	188,152	323,118
*	Discovery Ltd.	48,875	388,758
*	Distell Group Holdings Ltd.	12,701	127,361
	DRDGOLD Ltd.	15,834	12,646
	Famous Brands Ltd.	9,394	32,609
	Foschini Group Ltd.	53,404	333,825
	Gold Fields Ltd., Sponsored ADR	148,250	1,695,980
	Grindrod Ltd.	46,575	27,940
	Hudaco Industries Ltd.	9,126	75,998
	Impala Platinum Holdings Ltd.	38,675	448,469
	Investec Ltd.	46,182	293,347
	Invicta Holdings Ltd.	5,349	8,325
	Italtile Ltd.	118,320	90,796
	KAP Industrial Holdings Ltd.	370,763	88,417
	Kumba Iron Ore Ltd.	13,444	411,656
	Lewis Group Ltd.	9,835	25,997
	Libstar Holdings Ltd.	50,632	18,002

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Life Healthcare Group Holdings Ltd.	177,958	$174,731
	MiX Telematics Ltd., Sponsored ADR	3,696	31,970
	Momentum Metropolitan Holdings	100,995	110,167
	Motus Holdings Ltd.	51,098	362,028
	Mpact Ltd.	55,728	93,110
	Mr Price Group Ltd.	40,531	383,554
	MultiChoice Group	117,876	813,858
*	Murray & Roberts Holdings Ltd.	92,435	14,402
	Naspers Ltd., Class N	11,422	2,208,316
	NEPI Rockcastle NV	62,251	386,784
	Ninety One Ltd.	38,362	94,812
*	Northam Platinum Holdings Ltd.	25,718	252,237
	Old Mutual Ltd.	727,516	495,932
	Omnia Holdings Ltd.	54,107	195,086
Ω	Pepkor Holdings Ltd.	418,973	495,248
	Pick n Pay Stores Ltd.	60,972	195,316
	PSG Konsult Ltd.	66,505	48,891
	Raubex Group Ltd.	27,796	38,329
	Reunert Ltd.	47,356	156,142
	RFG Holdings Ltd.	21,034	14,845
	Royal Bafokeng Platinum Ltd.	34,653	330,645
	Sanlam Ltd.	225,553	730,933
	Santam Ltd.	8,733	140,865
	Sappi Ltd.	81,158	240,572
	Sibanye Stillwater Ltd.	302,706	800,128
#	Sibanye Stillwater Ltd., ADR	44,145	475,000
*	Southern Sun Ltd.	40,847	11,101
	SPAR Group Ltd.	65,041	514,658
	Spur Corp. Ltd.	6,660	8,151
	Stadio Holdings Ltd.	56,665	15,234
	Standard Bank Group Ltd.	67,671	675,202
	Super Group Ltd.	69,915	110,984
	Truworths International Ltd.	71,174	271,238
	Vodacom Group Ltd.	33,676	236,670
*	Wilson Bayly Holmes-Ovcon Ltd.	15,695	89,048
	Woolworths Holdings Ltd.	147,247	638,688
*	Zeda Ltd.	44,692	34,161
TOTAL SOUTH AFRICA			22,871,599
SOUTH KOREA — (13.4%)
*	3S Korea Co. Ltd.	7,967	14,772
*	ABco Electronics Co. Ltd.	2,081	17,729
*	ABOV Semiconductor Co. Ltd.	1,884	14,486
	Actro Co. Ltd.	1,337	6,710
*	ADTechnology Co. Ltd.	1,279	15,296
	Advanced Nano Products Co. Ltd.	823	56,460
	Advanced Process Systems Corp.	5,818	90,642
	Aekyung Chemical Co. Ltd.	2,137	15,186
	Aekyung Industrial Co. Ltd.	2,237	35,768
*	AeroSpace Technology of Korea, Inc.	6,981	23,239
	AfreecaTV Co. Ltd.	2,451	159,344
*	Agabang&Company	12,217	37,692
	Ahnlab, Inc.	606	46,321
	AJ Networks Co. Ltd.	2,003	10,184
*	Ajin Industrial Co. Ltd.	8,452	18,689
*	Alteogen, Inc.	3,913	117,904
*	ALUKO Co. Ltd.	10,456	23,977
*	Amicogen, Inc.	1,290	20,308
*	Aminologics Co. Ltd.	7,906	12,741

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Amorepacific Corp.	2,961	$351,964
	Amorepacific Group	7,089	237,324
*	Amotech Co. Ltd.	1,395	33,287
*	Anam Electronics Co. Ltd.	13,023	20,833
*	Ananti, Inc.	9,179	59,177
*	Anapass, Inc.	1,161	13,563
*	Anterogen Co. Ltd.	1,450	16,286
*	Apact Co. Ltd.	2,976	6,799
*	Aprogen Healthcare & Games, Inc.	14,804	3,462
*	Aprogen, Inc.	35,723	50,759
*	APS Holdings Corp.	1,428	16,389
	APTC Co. Ltd.	6,409	59,605
*	Aroot Co. Ltd.	33,216	12,792
	Asia Paper Manufacturing Co. Ltd.	1,337	43,058
*	A-Tech Solution Co. Ltd.	1,146	9,324
	Atinum Investment Co. Ltd.	5,620	13,627
	AUK Corp.	7,995	15,091
	Aurora World Corp.	2,303	15,332
	Austem Co. Ltd.	6,608	9,462
	Autech Corp.	4,220	21,206
	Avaco Co. Ltd.	2,470	29,346
*	Avatec Co. Ltd.	514	6,345
	Baiksan Co. Ltd.	4,496	32,504
*	Benoholdings, Inc.	2,978	7,250
	BGF Co. Ltd.	7,644	26,436
	BGF retail Co. Ltd.	2,327	352,704
	BGFecomaterials Co. Ltd.	4,133	18,388
*	BH Co. Ltd.	5,352	89,904
*	BHI Co. Ltd.	4,278	23,504
*	Binex Co. Ltd.	3,695	31,106
	Binggrae Co. Ltd.	1,377	46,243
*	Bioneer Corp.	1,671	36,438
*	BioSmart Co. Ltd.	4,491	13,736
*	BL Pharmtech Corp.	15,530	8,120
*	BNC Korea Co. Ltd.	5,378	20,712
	BNK Financial Group, Inc.	32,857	189,549
*	Boditech Med, Inc.	5,099	49,948
*	Bohae Brewery Co. Ltd.	24,371	13,004
	BoKwang Industry Co. Ltd.	1,810	9,208
	Bolak Co. Ltd.	16,769	25,863
	Bookook Securities Co. Ltd.	462	7,107
	Boryung	6,319	49,645
*	Bosung Power Technology Co. Ltd.	7,684	27,131
*	Bukwang Pharmaceutical Co. Ltd.	4,615	34,982
*	Bumyang Construction Co. Ltd.	4,584	14,488
	BYC Co. Ltd.	80	24,027
	Byucksan Corp.	8,835	17,048
*	Cafe24 Corp.	1,154	10,670
*	CammSys Corp.	17,801	30,867
	Camus Engineering & Construction, Inc.	8,563	14,647
	Cape Industries Ltd.	6,153	22,142
	Caregen Co. Ltd.	272	32,064
*	Carelabs Co. Ltd.	2,826	18,917
	Cell Biotech Co. Ltd.	1,375	15,442
	Celltrion Healthcare Co. Ltd.	5,523	258,479
*	Celltrion Pharm, Inc.	2,161	112,813
	Celltrion, Inc.	10,577	1,395,965
*	Cellumed Co. Ltd.	3,482	14,652
*	Central Motek Co. Ltd.	915	11,503

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Chabiotech Co. Ltd.	4,235	$49,013
*	Changhae Ethanol Co. Ltd.	2,011	17,882
	Cheil Worldwide, Inc.	28,462	508,637
	Chemtronics Co. Ltd.	3,577	43,329
*	Chemtros Co. Ltd.	2,178	14,308
*	ChinHung International, Inc.	23,967	27,090
	Chinyang Holdings Corp.	7,730	20,019
*	Choa Pharmaceutical Co.	4,509	9,223
*	Choil Aluminum Co. Ltd.	11,512	20,274
	Chong Kun Dang Pharmaceutical Corp.	1,171	77,727
	Chongkundang Holdings Corp.	793	35,559
*	Chorokbaem Media Co. Ltd.	4,200	39,669
	Chosun Refractories Co. Ltd.	299	19,478
	Chunbo Co. Ltd.	750	146,120
	CJ CheilJedang Corp.	1,070	300,199
	CJ Corp.	4,599	308,309
	CJ ENM Co. Ltd.	5,743	502,391
	CJ Freshway Corp.	2,433	64,425
*	CJ Logistics Corp.	2,529	185,787
	CKD Bio Corp.	912	18,388
	Classys, Inc.	2,158	33,111
*	CLIO Cosmetics Co. Ltd.	714	9,965
*	CMG Pharmaceutical Co. Ltd.	8,816	16,464
*	CoAsia Corp.	1,572	9,300
*	Com2uS Holdings Corp.	880	33,066
	Com2uSCorp	2,881	156,843
*	Comtec Systems Co. Ltd.	24,345	15,095
*	ContentreeJoongAng Corp.	544	12,582
*	Coreana Cosmetics Co. Ltd.	5,220	14,789
*	COSMAX NBT, Inc.	2,057	8,041
	Cosmax, Inc.	4,122	263,647
*	CosmoAM&T Co. Ltd.	2,566	124,211
*	Cosmochemical Co. Ltd.	3,546	66,869
	Coway Co. Ltd.	22,443	1,017,753
	Coweaver Co. Ltd.	1,455	9,473
	Cowintech Co. Ltd.	515	10,341
	Creas F&C Co. Ltd.	1,268	21,048
*	Creative & Innovative System	3,518	29,445
	Creverse, Inc.	1,427	21,313
*	CrystalGenomics, Inc.	5,676	15,761
	CS Wind Corp.	2,631	137,692
*	CTC BIO, Inc.	2,098	10,689
*	Cube Entertainment, Inc.	1,159	19,109
	Cuckoo Holdings Co. Ltd.	3,109	41,581
	Cuckoo Homesys Co. Ltd.	1,747	42,446
*	Curexo, Inc.	2,147	14,406
*	CUROCOM Co. Ltd.	15,906	9,226
	Cymechs, Inc.	1,162	13,077
	D.I Corp.	2,915	12,480
*	DA Technology Co. Ltd.	2,975	8,631
	Dae Han Flour Mills Co. Ltd.	341	41,411
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	8,512
	Dae Hyun Co. Ltd.	9,204	17,178
*	Dae Won Chemical Co. Ltd.	4,549	9,017
	Dae Won Kang Up Co. Ltd.	9,092	23,865
*	Daea TI Co. Ltd.	5,700	15,832
*	Daebo Magnetic Co. Ltd.	512	27,967
	Daebongls Co. Ltd.	2,018	13,197
	Daechang Co. Ltd.	9,952	11,473

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daedong Corp.	5,235	$52,637
	Daeduck Electronics Co. Ltd.	5,825	102,284
	Daegu Department Store	870	7,043
	Daehan New Pharm Co. Ltd.	2,297	17,832
	Daehan Steel Co. Ltd.	1,697	16,999
*	Dae-Il Corp.	5,949	19,284
	Daejoo Electronic Materials Co. Ltd.	861	60,484
	Daejung Chemicals & Metals Co. Ltd.	974	13,131
	Daekyo Co. Ltd.	2,127	4,832
*	Daemyung Sonoseason Co. Ltd.	25,454	16,538
	Daesang Corp.	5,918	102,379
	Daesang Holdings Co. Ltd.	2,845	17,875
*	Daesung Eltec Co. Ltd.	18,359	10,008
*	Daesung Energy Co. Ltd.	2,804	24,484
*	Daesung Holdings Co. Ltd.	508	49,306
*	Daewon Media Co. Ltd.	2,643	35,571
	Daewon Pharmaceutical Co. Ltd.	4,099	56,354
	Daewon San Up Co. Ltd.	2,161	9,942
*	Daewoo Engineering & Construction Co. Ltd.	86,671	338,954
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,185	97,924
	Daewoong Co. Ltd.	2,917	52,635
	Daewoong Pharmaceutical Co. Ltd.	584	72,459
	Daihan Pharmaceutical Co. Ltd.	1,066	25,323
	Daishin Information & Communication	9,726	9,351
	Daishin Securities Co. Ltd.	8,360	91,533
*	Danal Co. Ltd.	6,093	29,417
	Daol Investment & Securities Co. Ltd.	12,487	34,250
#*	Daou Data Corp.	4,343	175,365
	Daou Technology, Inc.	6,145	114,727
*	Dasan Networks, Inc.	7,361	25,570
	Dawonsys Co. Ltd.	2,214	27,368
*	Dayou Plus Co. Ltd.	14,841	9,485
	DB Financial Investment Co. Ltd.	6,205	22,554
	DB Insurance Co. Ltd.	19,181	1,022,180
*	DB, Inc.	36,593	27,384
	Dentium Co. Ltd.	2,450	235,464
*	Deutsch Motors, Inc.	5,379	26,545
	Device ENG Co. Ltd.	1,253	15,445
	Devsisters Co. Ltd.	812	40,669
	DGB Financial Group, Inc.	30,641	198,503
	Digital Daesung Co. Ltd.	4,602	25,248
*	DIO Corp.	2,824	50,876
	Display Tech Co. Ltd.	3,359	12,928
	DL Construction Co. Ltd.	2,489	29,631
	DL E&C Co. Ltd.	9,216	286,353
	DL Holdings Co. Ltd.	3,988	198,411
*	DMS Co. Ltd.	7,907	41,870
	DNF Co. Ltd.	3,548	44,892
	Dohwa Engineering Co. Ltd.	4,413	31,327
	Dong A Eltek Co. Ltd.	1,716	9,619
	Dong-A Hwasung Co. Ltd.	2,071	18,107
	Dong-A Socio Holdings Co. Ltd.	536	44,276
	Dong-A ST Co. Ltd.	1,581	83,170
*	Dongbang Transport Logistics Co. Ltd.	14,438	31,601
	Dongbu Corp.	4,141	24,834
#*	Dongjin Semichem Co. Ltd.	13,474	369,452
	Dongkoo Bio & Pharma Co. Ltd.	2,893	14,824
	DongKook Pharmaceutical Co. Ltd.	4,060	56,377
	Dongkuk Steel Mill Co. Ltd.	21,573	240,644

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Structures & Construction Co. Ltd.	6,207	$24,667
	Dongsuh Cos., Inc.	3,683	62,646
	Dongsung Chemical Co. Ltd.	11,196	40,997
	Dongsung Finetec Co. Ltd.	5,249	49,085
*	Dongsung Pharmaceutical Co. Ltd.	1,400	7,314
*	Dongwha Enterprise Co. Ltd.	702	30,615
	Dongwha Pharm Co. Ltd.	3,999	30,645
	Dongwon Development Co. Ltd.	13,299	37,019
	Dongwon F&B Co. Ltd.	335	44,674
	Dongwon Industries Co. Ltd.	1,870	70,068
	Dongwon Systems Corp.	1,256	44,849
	Dongyang E&P, Inc.	1,464	18,799
	Doosan Bobcat, Inc.	15,763	447,326
	Doosan Co. Ltd.	2,716	205,950
*	Doosan Enerbility Co. Ltd.	30,176	412,646
#*	Doosan Fuel Cell Co. Ltd.	4,019	109,466
	Doosan Tesna, Inc.	3,921	99,566
	DoubleUGames Co. Ltd.	3,263	130,886
	Douzone Bizon Co. Ltd.	2,931	83,774
*	Dream Security Co. Ltd.	10,040	27,754
	Dreamtech Co. Ltd.	7,171	56,197
*	Dreamus Co.	4,115	11,757
	Drgem Corp.	1,242	10,773
*	DSK Co. Ltd.	2,111	10,554
*	Duck Yang Industry Co. Ltd.	3,457	7,270
*	Duk San Neolux Co. Ltd.	1,106	32,549
*	Duksan Hi-Metal Co. Ltd.	1,894	8,505
*	Duksan Techopia Co. Ltd.	961	11,423
	DY Corp.	4,932	23,633
	DY POWER Corp.	3,390	34,426
*	E Investment&Development Co. Ltd.	19,186	14,020
*	E& Corp. Co. Ltd.	5,126	16,803
*	E&M Co. Ltd.	26,100	7,613
	E1 Corp.	1,179	45,384
	Eagon Industrial Ltd.	1,685	11,012
*	Easy Bio, Inc.	3,302	10,950
	eBEST Investment & Securities Co. Ltd.	3,331	14,058
	Echo Marketing, Inc.	5,576	62,726
*	Eco&Dream Co. Ltd.	566	12,045
*	EcoBio Holdings Co. Ltd.	2,544	10,506
	Ecoplastic Corp.	9,576	23,341
	Ecopro BM Co. Ltd.	4,372	356,958
#	Ecopro Co. Ltd.	3,836	386,096
	Ecopro HN Co. Ltd.	1,453	59,859
	e-Credible Co. Ltd.	854	11,421
*	Ehwa Technologies Information Co. Ltd.	39,858	21,963
*	Elentec Co. Ltd.	4,729	58,617
*	e-LITECOM Co. Ltd.	1,118	4,721
*	E-MART, Inc.	4,942	420,003
*	EMKOREA Co. Ltd.	4,828	12,949
*	EM-Tech Co. Ltd.	2,530	46,593
*	Enex Co. Ltd.	13,268	9,408
	ENF Technology Co. Ltd.	2,654	50,310
*	Enplus Co. Ltd.	9,169	37,096
*	Enzychem Lifesciences Corp.	19,669	25,935
	Eo Technics Co. Ltd.	1,424	87,219
	Estechpharma Co. Ltd.	1,744	10,605
*	E-TRON Co. Ltd.	141,985	18,211
*	Eubiologics Co. Ltd.	2,493	17,580

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Corp.	11,321	$34,599
	Eugene Investment & Securities Co. Ltd.	13,616	30,597
	Eugene Technology Co. Ltd.	3,358	71,139
	Eusu Holdings Co. Ltd.	1,499	7,971
*	Ewon Comfortech Co. Ltd.	2,746	14,910
*	E-World	8,526	11,871
*	Exem Co. Ltd.	4,667	18,681
	Exicon Co. Ltd.	1,987	15,728
	F&F Co. Ltd.	3,298	409,128
	Fila Holdings Corp.	13,385	422,765
*	Fine M-Tec Co. Ltd.	3,760	23,591
	Fine Semitech Corp.	2,256	42,270
	Fine Technix Co. Ltd.	2,045	4,075
*	Finetek Co. Ltd.	15,480	16,129
*	Firstec Co. Ltd.	4,429	12,269
*	Flask Co. Ltd.	12,050	10,275
	Foosung Co. Ltd.	7,328	76,228
	Fursys, Inc.	987	23,777
*	Gabia, Inc.	3,274	33,427
	Galaxia Moneytree Co. Ltd.	1,980	13,146
	Gaon Cable Co. Ltd.	1,166	17,700
*	GemVax & Kael Co. Ltd.	3,004	36,014
	Gemvaxlink Co. Ltd.	20,885	23,512
*	Genematrix, Inc.	3,743	12,428
*	Genexine, Inc.	4,234	51,116
*	Genie Music Corp.	4,854	18,026
	GENOLUTION, Inc.	1,635	12,887
	Geumhwa PSC Co. Ltd.	1,330	31,463
	Global Standard Technology Co. Ltd.	1,924	35,050
	Golfzon Co. Ltd.	1,350	155,420
	Golfzon Newdin Holdings Co. Ltd.	4,684	19,455
	Gradiant Corp.	4,366	56,150
	Green Chemical Co. Ltd.	4,719	37,646
	Green Cross Corp.	727	76,446
	Green Cross Holdings Corp.	5,251	72,386
	GS Engineering & Construction Corp.	25,991	495,673
*	GS Holdings Corp.	10,068	361,772
	GS Retail Co. Ltd.	12,553	295,011
*	Gwangju Shinsegae Co. Ltd.	735	19,241
	Hae In Corp.	3,033	18,258
	HAESUNG DS Co. Ltd.	2,906	94,621
	Haitai Confectionery & Foods Co. Ltd.	2,093	11,633
*	Han Chang Corp.	13,995	9,612
	Han Kuk Carbon Co. Ltd.	6,365	62,453
	Hana Financial Group, Inc.	45,385	1,803,020
	Hana Materials, Inc.	1,780	55,002
*	Hana Micron, Inc.	10,893	94,219
	Hana Pharm Co. Ltd.	1,053	13,430
*	Hanall Biopharma Co. Ltd.	2,608	34,998
	HanChang Paper Co. Ltd.	8,720	10,300
*	Hancom, Inc.	2,264	26,429
	Handok, Inc.	2,093	28,818
	Handsome Co. Ltd.	4,735	105,528
	Hanjin Transportation Co. Ltd.	2,334	41,782
	Hankook Shell Oil Co. Ltd.	185	35,504
	Hanmi Pharm Co. Ltd.	1,034	216,022
	Hanmi Science Co. Ltd.	1,225	30,073
	Hanmi Semiconductor Co. Ltd.	10,478	122,162
	HanmiGlobal Co. Ltd.	1,073	26,792

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanon Systems	31,745	$236,824
	Hansae Co. Ltd.	8,611	114,297
	Hansae Yes24 Holdings Co. Ltd.	3,465	14,047
	Hanshin Machinery Co.	4,076	23,480
	Hansol Chemical Co. Ltd.	2,911	501,930
	Hansol Holdings Co. Ltd.	10,383	28,511
	Hansol HomeDeco Co. Ltd.	19,281	18,856
*	Hansol IONES Co. Ltd.	3,098	19,239
	Hansol Logistics Co. Ltd.	7,255	18,530
	Hansol Paper Co. Ltd.	4,665	49,663
*	Hansol Technics Co. Ltd.	9,847	46,357
	Hanssem Co. Ltd.	942	39,805
	Hanwha Aerospace Co. Ltd.	6,311	413,926
*	Hanwha General Insurance Co. Ltd.	19,605	68,787
	Hanwha Investment & Securities Co. Ltd.	28,229	77,480
*	Hanwha Life Insurance Co. Ltd.	114,520	255,798
*	Hanwha Solutions Corp.	14,846	550,182
	Hanyang Eng Co. Ltd.	4,035	47,501
	Hanyang Securities Co. Ltd.	2,979	21,515
	HB Technology Co. Ltd.	20,026	31,031
	HD Hyundai Co. Ltd.	12,302	611,524
	HDC Holdings Co. Ltd.	11,304	56,257
#	HDC Hyundai Development Co. Engineering & Construction, Class E	18,020	162,613
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	6,840
*	Hecto Financial Co. Ltd.	710	13,611
*	Hecto Innovation Co. Ltd.	2,056	23,629
*	Helixmith Co. Ltd.	4,054	38,708
*	HFR, Inc.	1,914	53,972
	HIMS Co. Ltd.	1,879	9,423
	Hite Jinro Co. Ltd.	8,846	189,591
	Hitejinro Holdings Co. Ltd.	2,275	18,944
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	27,549
*	HJ Shipbuilding & Construction Co. Ltd.	6,945	22,279
	HL D&I Halla Corp.	5,627	13,195
	HL Holdings Corp.	1,851	46,267
	HL Mando Co. Ltd.	5,681	206,620
*	HLB Global Co. Ltd.	2,902	13,880
*	HLB Life Science Co. Ltd.	7,230	65,816
*	Hlb Pharma Ceutical Co. Ltd.	2,126	20,774
*	HLB Therapeutics Co. Ltd.	3,790	36,667
*	HLB, Inc.	10,475	260,642
	Home Center Holdings Co. Ltd.	29,955	30,362
*	Homecast Co. Ltd.	6,694	23,344
	Hotel Shilla Co. Ltd.	10,350	668,850
*	HSD Engine Co. Ltd.	4,700	29,010
*	Hugel, Inc.	851	98,278
*	Humax Co. Ltd.	9,576	28,119
	Humedix Co. Ltd.	1,698	37,825
*	Huneed Technologies	2,154	11,635
	Huons Co. Ltd.	1,603	38,374
	Huons Global Co. Ltd.	1,464	25,569
	Huvis Corp.	4,251	17,380
	Huvitz Co. Ltd.	2,931	27,316
	Hwa Shin Co. Ltd.	5,583	39,418
*	Hwail Pharm Co. Ltd.	11,956	23,675
	Hwangkum Steel & Technology Co. Ltd.	2,449	14,555
	Hwaseung Enterprise Co. Ltd.	2,019	16,826
	HwaSung Industrial Co. Ltd.	2,547	22,639
*	HYBE Co. Ltd.	963	151,511

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hy-Lok Corp.	2,158	$38,548
	Hyosung Advanced Materials Corp.	570	178,478
*	Hyosung Chemical Corp.	426	41,133
	Hyosung Corp.	1,773	101,839
*	Hyosung Heavy Industries Corp.	1,606	94,235
	Hyosung TNC Corp.	1,356	458,820
	HyosungITX Co. Ltd.	577	7,007
*	Hyulim ROBOT Co. Ltd.	14,592	34,447
	Hyundai Autoever Corp.	891	81,642
	Hyundai Bioland Co. Ltd.	797	8,980
	Hyundai Construction Equipment Co. Ltd.	4,937	237,733
	Hyundai Corp.	2,484	33,569
	Hyundai Corp. Holdings, Inc.	1,866	16,401
	Hyundai Department Store Co. Ltd.	1,955	98,085
*	Hyundai Doosan Infracore Co. Ltd.	52,436	332,413
*	Hyundai Electric & Energy System Co. Ltd.	2,198	71,821
	Hyundai Elevator Co. Ltd.	6,752	163,994
*	Hyundai Energy Solutions Co. Ltd.	998	42,597
	Hyundai Engineering & Construction Co. Ltd.	19,589	609,010
*	HYUNDAI EVERDIGM Corp.	2,354	16,438
	Hyundai Ezwel Co. Ltd.	4,878	29,747
	Hyundai Futurenet Co. Ltd.	13,368	29,794
	Hyundai Greenfood Co. Ltd.	14,958	89,115
	Hyundai Home Shopping Network Corp.	1,928	87,804
	Hyundai Livart Furniture Co. Ltd.	3,789	29,300
	Hyundai Marine & Fire Insurance Co. Ltd.	23,114	581,929
*	Hyundai Mipo Dockyard Co. Ltd.	2,131	139,944
	Hyundai Mobis Co. Ltd.	7,754	1,296,524
	Hyundai Motor Co.	13,661	1,862,286
	Hyundai Motor Securities Co. Ltd.	5,127	39,400
*	Hyundai Pharmaceutical Co. Ltd.	3,292	12,770
*	Hyundai Rotem Co. Ltd.	10,971	247,104
	Hyundai Steel Co.	11,515	321,650
	Hyundai Wia Corp.	3,688	161,243
	HyVision System, Inc.	2,805	44,714
*	i3system, Inc.	1,346	21,743
*	iA, Inc.	22,351	12,150
	ICD Co. Ltd.	4,838	36,229
*	Icure Pharm, Inc.	975	2,093
	IDIS Holdings Co. Ltd.	952	10,651
	Iljin Electric Co. Ltd.	5,905	24,331
	Iljin Holdings Co. Ltd.	6,856	23,237
	Iljin Power Co. Ltd.	2,335	24,750
	Ilshin Spinning Co. Ltd.	381	31,639
	Ilsung Pharmaceuticals Co. Ltd.	190	13,257
	Ilyang Pharmaceutical Co. Ltd.	1,351	20,921
	iMarketKorea, Inc.	5,701	47,572
	InBody Co. Ltd.	2,415	43,550
*	INCON Co. Ltd.	6,813	6,596
	Incross Co. Ltd.	771	10,631
*	Industrial Bank of Korea	30,456	254,192
*	Infinitt Healthcare Co. Ltd.	2,990	15,970
*	Inhwa Precision Co. Ltd.	1,640	17,781
	INITECH Co. Ltd.	559	1,896
	Innocean Worldwide, Inc.	3,398	123,793
*	InnoWireless Co. Ltd.	369	9,944
	Innox Advanced Materials Co. Ltd.	3,976	101,497
*	Innox Corp.	828	14,779
*	Inscobee, Inc.	5,576	6,799

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Insun ENT Co. Ltd.	3,901	$27,852
*	Insung Information Co. Ltd.	8,315	16,819
	Intekplus Co. Ltd.	2,308	32,026
	Intellian Technologies, Inc.	653	36,628
	Intelligent Digital Integrated Security Co. Ltd.	826	15,323
*	Interflex Co. Ltd.	2,044	16,359
	Interojo Co. Ltd.	1,228	30,398
	INTOPS Co. Ltd.	2,857	67,072
*	iNtRON Biotechnology, Inc.	3,888	27,238
	Inzi Controls Co. Ltd.	2,405	14,991
	IS Dongseo Co. Ltd.	3,763	106,817
	ISC Co. Ltd.	2,345	68,508
	i-SENS, Inc.	1,673	47,740
*	ISU Abxis Co. Ltd.	2,469	13,458
	ISU Chemical Co. Ltd.	3,871	61,669
*	IsuPetasys Co. Ltd.	10,649	67,149
*	ITCEN Co. Ltd.	3,543	12,254
*	ITEK, Inc.	4,474	33,601
*	ITM Semiconductor Co. Ltd.	554	12,739
	It's Hanbul Co. Ltd.	1,009	15,581
*	Jaeyoung Solutec Co. Ltd.	16,568	7,978
*	Jahwa Electronics Co. Ltd.	1,279	29,214
	JASTECH Ltd.	1,874	13,090
	JB Financial Group Co. Ltd.	16,738	138,294
	JC Chemical Co. Ltd.	4,150	24,672
	Jeil Pharmaceutical Co. Ltd.	637	10,671
*	Jeju Beer Co. Ltd.	9,607	11,848
*	Jeju Semiconductor Corp.	3,960	13,206
	Jinsung T.E.C.	3,429	36,406
	JLS Co. Ltd.	1,866	10,936
*	JNK Heaters Co. Ltd.	1,897	9,325
*	JNTC Co. Ltd.	2,483	11,496
*	JoyCity Corp.	2,763	11,766
	JS Corp.	1,238	14,136
	Jusung Engineering Co. Ltd.	10,831	107,701
	JVM Co. Ltd.	1,438	23,059
	JW Holdings Corp.	12,214	29,961
	JW Life Science Corp.	1,759	17,167
	JW Pharmaceutical Corp.	2,150	35,110
*	JW Shinyak Corp.	3,576	10,177
	JYP Entertainment Corp.	6,498	385,220
*	Kakao Corp.	12,715	640,039
*	Kakao Games Corp.	5,182	197,008
	Kangnam Jevisco Co. Ltd.	731	12,477
*	Kangwon Land, Inc.	3,078	58,980
	KAON Media Co. Ltd.	4,850	33,034
	KB Financial Group, Inc.	59,651	2,718,438
	KB Financial Group, Inc., ADR	434	19,890
	KC Co. Ltd.	2,179	32,520
	KC Tech Co. Ltd.	3,067	45,379
	KCC Corp.	1,009	194,464
	KCI Ltd.	1,125	8,207
	KCTC	5,926	23,139
*	KEC Corp.	10,697	18,121
	KEPCO Engineering & Construction Co., Inc.	1,501	80,563
	KEPCO Plant Service & Engineering Co. Ltd.	4,061	114,581
	Keyang Electric Machinery Co. Ltd.	5,137	14,200
*	KEYEAST Co. Ltd.	2,966	23,077
	KG Chemical Corp.	3,274	63,305

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KG Dongbu Steel	8,845	$61,285
	KG Eco Technology Service Co. Ltd.	1,985	18,502
	Kginicis Co. Ltd.	5,479	59,183
	KGMobilians Co. Ltd.	5,530	26,779
*	KH Vatec Co. Ltd.	4,841	58,335
	Kia Corp.	30,221	1,646,498
*	KidariStudio, Inc.	3,003	22,897
	KINX, Inc.	659	34,075
*	KISCO Corp.	1,610	8,863
*	KISCO Holdings Co. Ltd.	1,214	17,620
	KISWIRE Ltd.	3,178	53,507
	KIWOOM Securities Co. Ltd.	4,216	338,058
*	KMW Co. Ltd.	2,063	45,534
	Knotus Co. Ltd.	2,115	8,363
*	KNW Co. Ltd.	1,699	13,866
	Koh Young Technology, Inc.	7,378	103,537
#	Kolmar BNH Co. Ltd.	5,508	132,685
	Kolmar Korea Co. Ltd.	4,947	179,503
	Kolmar Korea Holdings Co. Ltd.	3,177	42,883
	Kolon Corp.	1,302	23,693
	Kolon Global Corp.	1,263	17,513
	Kolon Industries, Inc.	7,489	278,917
	Kolon Mobility Group Corp.	4,191	16,586
	Kolon Plastic, Inc.	1,824	14,263
	Komelon Corp.	1,270	10,634
	KoMiCo Ltd.	1,679	65,485
*	KONA I Co. Ltd.	2,442	35,418
	Kook Soon Dang Brewery Co. Ltd.	1,712	9,735
	Korea Alcohol Industrial Co. Ltd.	5,044	45,804
	Korea Asset In Trust Co. Ltd.	20,730	51,909
	Korea Business News Co. Ltd.	1,839	8,851
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	16,930
*	Korea Circuit Co. Ltd.	4,698	52,476
	Korea Electric Terminal Co. Ltd.	1,432	63,592
	Korea Electronic Certification Authority, Inc.	3,177	17,695
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	33,560
	Korea Export Packaging Industrial Co. Ltd.	802	19,799
	Korea Flange Co. Ltd.	5,239	11,962
	Korea Gas Corp.	7,365	200,025
	Korea Investment Holdings Co. Ltd.	12,253	625,267
	Korea Petrochemical Ind Co. Ltd.	456	61,517
	Korea Petroleum Industries Co.	1,794	15,683
	Korea Pharma Co. Ltd.	530	9,351
	Korea Ratings Corp.	163	9,118
	Korea Real Estate Investment & Trust Co. Ltd.	35,312	39,766
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,797	311,554
	Korea United Pharm, Inc.	1,508	28,287
	Korea Zinc Co. Ltd.	774	340,896
	Korean Reinsurance Co.	30,171	184,955
*	Kortek Corp.	3,138	26,290
*	KOSES Co. Ltd.	2,319	19,472
*	KPM Tech Co. Ltd.	43,209	13,626
	KPX Chemical Co. Ltd.	815	32,706
*	KT Alpha Co. Ltd.	5,035	34,010
	KT Skylife Co. Ltd.	6,097	41,357
	KT Submarine Co. Ltd.	2,188	10,208
	KTCS Corp.	13,494	47,606
	Kukbo Design Co. Ltd.	981	13,147
	Kukdo Chemical Co. Ltd.	567	19,684

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdong Oil & Chemicals Co. Ltd.	4,500	$13,275
	Kukjeon Pharmaceutical Co. Ltd.	2,390	12,391
*	Kum Yang Co. Ltd.	3,102	67,165
*	Kumho HT, Inc.	38,994	28,741
	Kumho Petrochemical Co. Ltd.	5,190	624,228
*	Kumho Tire Co., Inc.	19,186	49,481
	KUMHOE&C Co. Ltd.	8,092	47,881
	Kumkang Kind Co. Ltd.	7,189	36,930
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	64,839
	Kwang Myung Electric Co. Ltd.	8,027	15,304
*	KX Hitech Co. Ltd.	13,170	14,418
*	Kyeryong Construction Industrial Co. Ltd.	1,770	29,113
	Kyobo Securities Co. Ltd.	5,168	24,331
	Kyochon F&B Co. Ltd.	2,195	17,082
	Kyongbo Pharmaceutical Co. Ltd.	1,775	11,166
	Kyung Dong Navien Co. Ltd.	1,367	39,068
	Kyung Nong Corp.	1,661	14,783
	Kyungbang Co. Ltd.	3,048	26,595
*	Kyungchang Industrial Co. Ltd.	3,490	6,195
	Kyungdong Pharm Co. Ltd.	5,683	36,698
	Kyung-In Synthetic Corp.	12,630	47,224
	L&C Bio Co. Ltd.	1,830	32,923
	L&F Co. Ltd.	2,367	399,594
	LabGenomics Co. Ltd.	10,654	59,501
*	Lake Materials Co. Ltd.	14,801	64,928
	LB Semicon, Inc.	9,863	59,095
	Lee Ku Industrial Co. Ltd.	6,450	17,047
	LEENO Industrial, Inc.	2,877	401,632
	LF Corp.	5,047	70,627
	LG Chem Ltd.	2,966	1,674,019
	LG Electronics, Inc.	31,607	2,589,863
	LG H&H Co. Ltd.	1,790	1,085,203
	LG HelloVision Co. Ltd.	11,051	42,074
	LG Innotek Co. Ltd.	2,199	489,913
	Lion Chemtech Co. Ltd.	1,561	9,108
*	LOT Vacuum Co. Ltd.	1,310	14,046
	Lotte Chemical Corp.	2,326	335,821
	Lotte Chilsung Beverage Co. Ltd.	845	109,923
	Lotte Confectionery Co. Ltd.	360	35,117
	Lotte Corp.	6,719	177,100
*	Lotte Data Communication Co.	1,008	21,219
	LOTTE Fine Chemical Co. Ltd.	5,522	257,939
	LOTTE Himart Co. Ltd.	2,510	27,777
*	Lotte Non-Life Insurance Co. Ltd.	23,154	30,759
	Lotte Shopping Co. Ltd.	2,287	175,267
	LS Corp.	6,288	361,441
	LS Electric Co. Ltd.	3,500	152,264
*	Lutronic Corp.	2,064	39,411
*	LVMC Holdings	21,162	48,208
	LX Hausys Ltd.	1,948	61,872
	LX Semicon Co. Ltd.	4,078	268,152
*	M2N Co. Ltd.	4,366	17,166
	Macquarie Korea Infrastructure Fund	79,858	772,895
	Macrogen, Inc.	1,168	20,491
	Maeil Dairies Co. Ltd.	1,150	47,493
	Maeil Holdings Co. Ltd.	1,193	8,710
	MAKUS, Inc.	1,880	13,847
	Mcnex Co. Ltd.	3,980	98,804
*	MDS Tech, Inc.	21,260	28,716

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	ME2ON Co. Ltd.	8,652	$30,235
*	Mediana Co. Ltd.	2,343	9,765
*	MEDICOX Co. Ltd.	5,122	7,569
*	Medifron DBT Co. Ltd.	5,056	8,628
*	Medipost Co. Ltd.	1,643	20,101
	Medy-Tox, Inc.	767	83,533
*	Meerecompany, Inc.	1,096	21,675
*	MegaStudy Co. Ltd.	2,286	20,246
*	MegaStudyEdu Co. Ltd.	1,139	69,107
	MEKICS Co. Ltd.	2,583	11,095
#	Meritz Financial Group, Inc.	12,526	438,626
	Meritz Fire & Marine Insurance Co. Ltd.	11,725	491,159
	Meritz Securities Co. Ltd.	104,389	544,934
*	Mgame Corp.	4,951	32,550
	Mi Chang Oil Industrial Co. Ltd.	177	10,610
	MiCo Ltd.	8,660	59,847
	Mirae Asset Life Insurance Co. Ltd.	18,089	43,354
	Mirae Asset Securities Co. Ltd.	101,373	562,759
	Mirae Asset Venture Investment Co. Ltd.	8,034	34,745
	Miwon Chemicals Co. Ltd.	147	7,824
	Miwon Commercial Co. Ltd.	534	71,859
*	Miwon Holdings Co. Ltd.	286	23,156
	Miwon Specialty Chemical Co. Ltd.	566	64,157
	MK Electron Co. Ltd.	3,608	34,240
	MNTech Co. Ltd.	3,176	43,388
*	Mobase Electronics Co. Ltd.	7,801	9,178
*	Monalisa Co. Ltd.	2,798	6,824
	MonAmi Co. Ltd.	3,983	11,542
	Moonbae Steel Co. Ltd.	4,967	14,029
	Moorim P&P Co. Ltd.	4,923	16,952
	Motonic Corp.	2,192	14,735
	Motrex Co. Ltd.	2,262	28,420
*	MS Autotech Co. Ltd.	8,274	30,307
	Muhak Co. Ltd.	3,862	16,562
	Multicampus Co. Ltd.	679	20,784
*	MyungMoon Pharm Co. Ltd.	4,579	10,529
	Namhae Chemical Corp.	2,401	18,019
*	Namsun Aluminum Co. Ltd.	27,512	52,804
*	Namuga Co. Ltd.	1,476	18,549
	Namyang Dairy Products Co. Ltd.	94	38,434
*	NanoenTek, Inc.	3,575	16,409
	Nasmedia Co. Ltd.	1,024	21,016
	NAVER Corp.	5,364	891,098
	NCSoft Corp.	2,808	1,039,329
*	NDFOS Co. Ltd.	2,511	11,193
	NeoPharm Co. Ltd.	1,577	26,162
*	Neowiz	1,628	55,834
	NEOWIZ HOLDINGS Corp.	920	22,649
*	Nepes Ark Corp.	2,642	42,701
*	NEPES Corp.	3,491	49,544
#Ω	Netmarble Corp.	6,020	299,849
	New Power Plasma Co. Ltd.	2,910	10,897
	Nexen Corp.	4,007	13,046
	Nexen Tire Corp.	4,735	25,831
*	Next Entertainment World Co. Ltd.	2,346	16,254
	NEXTIN, Inc.	1,175	47,887
	NH Investment & Securities Co. Ltd.	50,989	382,050
*	NHN Corp.	8,005	190,436
	NHN KCP Corp.	5,292	61,974

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Nice Information & Telecommunication, Inc.	2,046	$44,308
	NICE Information Service Co. Ltd.	12,034	127,301
	NICE Total Cash Management Co. Ltd.	5,667	23,163
*	NK Co. Ltd.	11,295	8,648
	Nong Shim Holdings Co. Ltd.	454	24,740
	Nong Woo Bio Co. Ltd.	3,393	25,191
	NongShim Co. Ltd.	561	156,420
	NOROO Paint & Coatings Co. Ltd.	2,751	18,256
	NOVAREX Co. Ltd.	2,936	25,681
	NPC	6,680	35,588
*	NSN Co. Ltd.	12,887	7,361
*	Oceanbridge Co. Ltd.	1,631	18,516
*	OCI Co. Ltd.	6,079	446,444
	Okong Corp.	5,256	15,385
*	Omnisystem Co. Ltd.	6,034	8,491
	OptoElectronics Solutions Co. Ltd.	742	11,629
*	OPTRON-TEC, Inc.	7,058	21,816
	OPTUS Pharmaceutical Co. Ltd.	3,594	18,521
*	Orbitech Co. Ltd.	3,497	13,557
	Orion Corp.	4,718	477,561
	Orion Holdings Corp.	7,752	98,432
*	Osstem Implant Co. Ltd.	2,106	320,366
*††	Osung Advanced Materials Co. Ltd.	18,332	25,587
	Ottogi Corp.	332	128,373
*	Paik Kwang Industrial Co. Ltd.	9,444	33,718
	Pan Ocean Co. Ltd.	44,959	221,469
	Pang Rim Co. Ltd.	3,941	17,901
*	Park Systems Corp.	894	89,397
	Partron Co. Ltd.	11,262	79,559
	Paseco Co. Ltd.	1,912	23,293
*	Pearl Abyss Corp.	3,735	138,435
	People & Technology, Inc.	4,736	171,949
	PHA Co. Ltd.	2,660	15,655
*	PharmAbcine	3,815	9,042
*	PharmaResearch Co. Ltd.	898	56,650
*	PharmGen Science, Inc.	2,513	13,949
*	Pharmicell Co. Ltd.	3,920	33,385
*	Philoptics Co. Ltd.	1,534	9,320
*††	Philosys Healthcare Co. Ltd.	23,100	12,246
	PI Advanced Materials Co. Ltd.	4,049	112,717
*	PJ Electronics Co. Ltd.	1,360	9,599
*	Point Engineering Co. Ltd.	6,429	11,365
*	Polaris Office Corp.	10,082	12,121
	POSCO Chemical Co. Ltd.	377	69,104
	Posco ICT Co. Ltd.	7,866	43,552
	Posco M-Tech Co. Ltd.	5,805	40,813
*	Power Logics Co. Ltd.	5,517	22,569
	Protec Co. Ltd.	1,501	27,891
	PSK, Inc.	6,562	95,656
	Pulmuone Co. Ltd.	3,204	29,558
	Pungkuk Ethanol Co. Ltd.	780	9,024
*	Q Capital Partners Co. Ltd.	23,911	8,486
	Rayence Co. Ltd.	1,568	15,777
	Reyon Pharmaceutical Co. Ltd.	587	9,389
	RFHIC Corp.	1,978	39,052
*	RFTech Co. Ltd.	9,790	43,081
*	RN2 Technologies Co. Ltd.	1,078	8,119
*	Robostar Co. Ltd.	1,279	34,620
	Rsupport Co. Ltd.	3,117	12,258

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	S Net Systems, Inc.	3,516	$18,149
	S&S Tech Corp.	1,157	28,458
*	S.Y. Co. Ltd.	6,825	20,240
	S-1 Corp.	6,736	315,169
	Sajo Industries Co. Ltd.	228	7,919
	Sajodaerim Corp.	694	15,848
*	Sajodongaone Co. Ltd.	23,286	18,091
*	Sam Chun Dang Pharm Co. Ltd.	801	31,498
*	SAM KANG M&T Co. Ltd.	2,702	45,648
	Sam Yung Trading Co. Ltd.	3,832	39,828
*	Sambo Corrugated Board Co. Ltd.	2,251	19,514
*	Sambo Motors Co. Ltd.	3,324	14,724
*	Sambu Engineering & Construction Co. Ltd.	20,675	21,387
	Samchully Co. Ltd.	452	179,360
*	Samchuly Bicycle Co. Ltd.	1,569	11,061
	Samho Development Co. Ltd.	5,403	17,299
*	SAMHWA NETWORKS Co. Ltd.	4,656	12,605
	SAMHWA Paints Industrial Co. Ltd.	4,611	22,871
	Samick Musical Instruments Co. Ltd.	11,471	12,275
	Samick THK Co. Ltd.	1,425	15,362
	Samji Electronics Co. Ltd.	3,059	21,681
	Samjin Pharmaceutical Co. Ltd.	1,297	25,264
	Samkee Corp.	10,510	33,787
	Sammok S-Form Co. Ltd.	1,045	14,716
*Ω	Samsung Biologics Co. Ltd.	378	244,067
	Samsung C&T Corp.	9,968	962,724
	Samsung Card Co. Ltd.	9,714	239,525
	Samsung Electro-Mechanics Co. Ltd.	9,579	1,118,760
	Samsung Electronics Co. Ltd., GDR	7,315	9,035,708
	Samsung Electronics Co. Ltd.	343,746	17,122,067
*	Samsung Engineering Co. Ltd.	43,902	926,510
	Samsung Fire & Marine Insurance Co. Ltd.	10,549	1,739,388
*	Samsung Heavy Industries Co. Ltd.	99,670	471,020
	Samsung Life Insurance Co. Ltd.	9,807	564,610
*	Samsung Pharmaceutical Co. Ltd.	6,266	14,274
	Samsung Publishing Co. Ltd.	769	16,370
	Samsung SDI Co. Ltd.	2,889	1,619,002
	Samsung SDS Co. Ltd.	3,447	351,511
	Samsung Securities Co. Ltd.	20,833	567,109
	SAMT Co. Ltd.	10,436	22,990
	Samwha Capacitor Co. Ltd.	2,032	64,136
	Samwha Electric Co. Ltd.	664	8,464
	Samyang Corp.	527	17,614
	Samyang Foods Co. Ltd.	757	75,896
	Samyang Packaging Corp.	522	7,730
	Samyang Tongsang Co. Ltd.	207	8,570
*	Samyung ENC Co. Ltd.	2,128	8,488
*	Sangbo Corp.	8,316	9,302
	Sangsangin Co. Ltd.	3,203	15,451
	Sangsin Energy Display Precision Co. Ltd.	2,574	36,630
	SaraminHR Co. Ltd.	2,216	53,577
	Satrec Initiative Co. Ltd.	231	6,556
	SAVEZONE I&C Corp.	4,590	9,844
*	SBI Investment Korea Co. Ltd.	14,026	14,019
*	SBW	94,220	27,127
*	S-Connect Co. Ltd.	13,733	11,557
*	SDN Co. Ltd.	20,819	32,629
	Seah Besteel Holdings Corp.	4,085	54,726
	SeAH Steel Corp.	245	27,597

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Steel Holdings Corp.	189	$25,165
	Sebang Co. Ltd.	2,671	101,184
	Sebang Global Battery Co. Ltd.	743	28,738
	Seegene, Inc.	13,686	305,470
	Segyung Hitech Co. Ltd.	2,425	27,055
	Sejin Heavy Industries Co. Ltd.	3,584	17,897
	Sejong Industrial Co. Ltd.	4,190	20,741
	Sejong Telecom, Inc.	38,421	23,958
*	Sekonix Co. Ltd.	2,406	11,652
*	Selvas AI, Inc.	3,139	38,554
	Sempio Co.	203	8,231
	Sempio Foods Co.	404	11,136
*	S-Energy Co. Ltd.	2,419	6,573
	Seobu T&D	3,865	24,894
	Seohan Co. Ltd.	28,267	26,566
*	Seohee Construction Co. Ltd.	48,194	46,451
	Seoul Auction Co. Ltd.	1,312	25,757
	Seoul City Gas Co. Ltd.	273	105,540
	Seoul Semiconductor Co. Ltd.	6,036	52,622
	Seoul Viosys Co. Ltd.	4,039	19,362
	SEOWONINTECH Co. Ltd.	3,755	17,730
	Seoyon E-Hwa Co. Ltd.	3,804	27,483
*	Sewon E&C Co. Ltd.	45,710	20,246
	Sewoon Medical Co. Ltd.	3,371	8,291
	SFA Engineering Corp.	3,083	93,913
*	SFA Semicon Co. Ltd.	15,076	53,139
*	SG Corp.	44,184	20,567
	SGC e Tec E&C Co. Ltd.	743	18,701
	SGC Energy Co. Ltd.	2,321	61,233
*	Shin Heung Energy & Electronics Co. Ltd.	754	29,517
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	42,020
	Shindaeyang Paper Co. Ltd.	456	32,056
	Shinhan Financial Group Co. Ltd.	70,850	2,395,744
	Shinhan Financial Group Co. Ltd., ADR	810	27,556
	Shinil Electronics Co. Ltd.	13,867	23,362
*	Shinsegae Engineering & Construction Co. Ltd.	1,004	18,256
*	Shinsegae Food Co. Ltd.	478	19,355
*	Shinsegae Information & Communication Co. Ltd.	2,950	34,064
*	Shinsegae International, Inc.	3,250	64,851
*	Shinsegae, Inc.	1,736	327,673
*	Shinsung Delta Tech Co. Ltd.	4,388	29,737
*	Shinsung E&G Co. Ltd.	13,700	20,255
*	Shinsung Tongsang Co. Ltd.	13,006	27,020
*	Shinwha Intertek Corp.	7,617	19,304
*	Shinwon Construction Co. Ltd.	1,829	8,181
	Shinwon Corp.	24,971	32,204
	Shinyoung Securities Co. Ltd.	961	45,823
*	Showbox Corp.	4,990	15,676
*	Signetics Corp.	13,083	12,857
	SIGONG TECH Co. Ltd.	2,090	7,980
*	Simmtech Co. Ltd.	6,084	150,883
*	SIMMTECH HOLDINGS Co. Ltd.	3,727	10,236
	SIMPAC, Inc.	4,358	18,573
	Sindoh Co. Ltd.	1,876	51,012
	Sinil Pharm Co. Ltd.	2,535	17,378
*	SJ Group Co. Ltd.	941	13,716
*	SK Biopharmaceuticals Co. Ltd.	2,164	127,724
	SK Chemicals Co. Ltd.	1,318	90,062
	SK D&D Co. Ltd.	2,815	48,413

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	SK Discovery Co. Ltd.	4,909	$127,183
	SK Gas Ltd.	1,119	111,112
	SK Hynix, Inc.	36,523	2,642,214
#*	SK Innovation Co. Ltd.	17,468	2,321,826
*	SK Rent A Car Co. Ltd.	2,078	11,998
	SK Securities Co. Ltd.	104,448	67,210
	SK Telecom Co. Ltd.	7,958	301,569
	SKC Co. Ltd.	3,221	251,097
	SL Corp.	3,598	75,457
	SM Entertainment Co. Ltd.	2,052	147,615
*	SM Life Design Group Co. Ltd.	7,704	15,907
*††	S-MAC Co. Ltd.	12,005	14,058
	SNT Dynamics Co. Ltd.	758	6,624
	SNT Holdings Co. Ltd.	1,335	17,509
*	SNU Precision Co. Ltd.	6,533	16,226
#	S-Oil Corp.	7,796	562,389
*	Solborn, Inc.	8,053	40,100
*	Solid, Inc.	7,003	33,478
*	SOLUM Co. Ltd.	4,928	89,850
	Songwon Industrial Co. Ltd.	5,440	83,988
	Soosan Heavy Industries Co. Ltd.	6,285	15,244
	Soulbrain Co. Ltd.	1,646	314,301
	Soulbrain Holdings Co. Ltd.	2,168	44,095
	SPC Samlip Co. Ltd.	1,041	61,569
	Speco Co. Ltd.	2,960	11,738
	SPG Co. Ltd.	2,484	40,388
*	Spigen Korea Co. Ltd.	1,087	30,670
*	Ssangyong Motor Co.	1,502	6,097
*	Straffic Co. Ltd.	4,180	14,211
*	Studio Dragon Corp.	4,005	263,092
*	STX Heavy Industries Co. Ltd.	3,940	24,479
	Suheung Co. Ltd.	1,302	35,737
	Sung Kwang Bend Co. Ltd.	3,400	36,557
*	Sungchang Enterprise Holdings Ltd.	19,478	35,292
	Sungwoo Hitech Co. Ltd.	16,376	67,279
*	Suprema, Inc.	1,181	23,436
	SurplusGLOBAL, Inc.	4,238	13,364
	SV Investment Corp.	2,057	3,866
*	Synopex, Inc.	14,036	32,998
*	Systems Technology, Inc.	2,490	25,989
	T&L Co. Ltd.	747	23,499
	Tae Kyung Industrial Co. Ltd.	5,533	29,891
	Taekwang Industrial Co. Ltd.	83	50,104
	Taekyung BK Co. Ltd.	5,136	23,108
*††	Taewoong Co. Ltd.	1,299	10,427
	Taeyoung Engineering & Construction Co. Ltd.	4,812	16,519
*	Taihan Electric Wire Co. Ltd.	64,139	83,835
*	Taihan Fiberoptics Co. Ltd.	10,005	23,812
*	Taihan Textile Co. Ltd.	153	6,482
	Tailim Packaging Co. Ltd.	4,802	12,048
	TechWing, Inc.	9,021	46,369
*	Tego Science, Inc.	598	6,029
*	Telcon RF Pharmaceutical, Inc.	13,831	11,815
	Telechips, Inc.	1,642	17,022
	TES Co. Ltd.	3,159	45,689
*	Theragen Etex Co. Ltd.	12,996	49,308
*	Thinkware Systems Corp.	1,052	12,001
*	TK Chemical Corp.	4,152	10,811
*	TK Corp.	3,643	48,433

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TKG Huchems Co. Ltd.	6,279	$100,596
	Tokai Carbon Korea Co. Ltd.	1,319	112,338
	Tongyang Life Insurance Co. Ltd.	12,025	46,756
	Tongyang, Inc.	46,058	41,450
*	Top Engineering Co. Ltd.	4,975	21,621
*	Toptec Co. Ltd.	5,346	39,779
	Tovis Co. Ltd.	4,782	41,392
	TS Corp.	7,330	16,597
*	TS Nexgen Co. Ltd.	5,347	4,118
	TSE Co. Ltd.	1,175	38,997
*	Tuksu Construction Co. Ltd.	2,777	19,590
*	TY Holdings Co. Ltd.	7,258	69,444
	TYM Corp.	27,545	60,547
	UBCare Co. Ltd.	3,061	16,980
	Ubiquoss Holdings, Inc.	1,137	14,913
	Ubiquoss, Inc.	1,210	15,758
*	Ubivelox, Inc.	854	9,207
	Uju Electronics Co. Ltd.	1,295	15,591
	Uni-Chem Co. Ltd.	21,092	21,351
*	Unick Corp.	3,039	15,752
	Unid Co. Ltd.	1,058	73,245
	Union Materials Corp.	5,793	12,452
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	46,797
	Uniquest Corp.	4,302	34,036
*	Unison Co. Ltd.	8,900	12,779
*	UniTest, Inc.	2,072	21,174
*	Unitrontech Co. Ltd.	2,869	9,597
	UTI, Inc.	1,748	34,221
	Value Added Technology Co. Ltd.	2,937	85,138
*	Very Good Tour Co. Ltd.	1,589	14,663
	Viatron Technologies, Inc.	4,010	29,918
	VICTEK Co. Ltd.	3,541	16,021
*	Vidente Co. Ltd.	12,986	42,826
	Vieworks Co. Ltd.	1,077	28,265
*	Vina Tech Co. Ltd.	475	16,258
	Visang Education, Inc.	2,047	10,144
*	Vitzro Tech Co. Ltd.	2,270	13,556
*	Vivozon Pharmaceutical Co.Ltd	15,847	10,676
*	VT GMP Co. Ltd.	4,994	23,221
	Webcash Corp.	2,267	29,270
*	Webzen, Inc.	5,138	77,802
	Welcron Co. Ltd.	7,796	21,284
*	Wellbiotec Co. Ltd.	14,359	12,493
#*	Wemade Co. Ltd.	326	10,444
*	Wemade Play Co. Ltd.	680	7,890
	Whanin Pharmaceutical Co. Ltd.	2,615	37,216
	Wiable Corp.	3,225	6,575
*	WillBes & Co.	25,322	14,732
	Winix, Inc.	2,581	27,934
*	Winpac, Inc.	6,798	7,193
*	Wins Co. Ltd.	2,128	22,952
	WiSoL Co. Ltd.	4,967	29,015
*	WIZIT Co. Ltd.	17,586	11,104
*	WONIK CUBE Corp.	6,329	11,827
*	Wonik Holdings Co. Ltd.	10,865	31,641
	WONIK IPS Co. Ltd.	4,635	117,149
	Wonik Materials Co. Ltd.	1,797	43,007
	Wonik QnC Corp.	4,248	88,601
	Woojin, Inc.	2,166	15,984

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Woongjin Co. Ltd.	14,913	$16,867
	Woongjin Thinkbig Co. Ltd.	12,192	25,385
*	Wooree Bio Co. Ltd.	7,589	19,653
*	Wooree Enterprise Co. Ltd.	5,845	9,750
#	Woori Financial Group, Inc., Sponsored ADR	773	24,496
	Woori Financial Group, Inc.	51,060	532,597
	Woori Investment Bank Co. Ltd.	97,418	66,290
*	Woori Technology Investment Co. Ltd.	7,376	31,652
*	Woori Technology, Inc.	22,299	26,628
*	Woory Industrial Co. Ltd.	1,680	19,568
*	Woosu AMS Co. Ltd.	4,196	9,333
	Worldex Industry & Trading Co. Ltd.	3,898	65,882
*	Wysiwyg Studios Co. Ltd.	1,736	27,061
	Y G-1 Co. Ltd.	3,071	17,038
*	Y2 Solution Co. Ltd.	3,143	1,672
	YAS Co. Ltd.	1,324	9,157
	Yesco Holdings Co. Ltd.	725	18,420
*	Yest Co. Ltd.	1,904	12,279
*	YG Entertainment, Inc.	847	35,991
*	YG PLUS	3,024	13,227
*	YIK Corp.	4,787	12,867
	YMC Co. Ltd.	1,824	8,580
	YMT Co. Ltd.	1,245	14,133
	Yonwoo Co. Ltd.	553	8,438
	Yoosung Enterprise Co. Ltd.	4,273	9,819
	Youlchon Chemical Co. Ltd.	1,214	38,920
	Young Poong Corp.	119	60,427
	Young Poong Precision Corp.	1,490	13,808
	Youngone Corp.	7,641	271,737
	Youngone Holdings Co. Ltd.	1,408	70,149
*	YoungWoo DSP Co. Ltd.	5,296	6,386
	Yuanta Securities Korea Co. Ltd.	27,085	60,794
	Yuhan Corp.	7,527	320,411
	YuHwa Securities Co. Ltd.	6,972	12,952
*	Yungjin Pharmaceutical Co. Ltd.	3,689	10,821
	Yuyu Pharma, Inc.	3,309	16,800
*	Zeus Co. Ltd.	1,247	28,257
	Zinus, Inc.	2,469	76,969
TOTAL SOUTH KOREA			125,878,227
TAIWAN — (16.0%)
	Aaeon Technology, Inc.	4,000	12,217
	ABC Taiwan Electronics Corp.	17,000	13,848
	Abico Avy Co. Ltd.	36,021	24,375
	Ability Enterprise Co. Ltd.	47,000	32,816
*	Ability Opto-Electronics Technology Co. Ltd.	10,200	24,759
	Abnova Corp.	17,000	21,853
	AcBel Polytech, Inc.	98,000	115,800
#	Accton Technology Corp.	130,000	1,062,396
	Acer, Inc.	1,195,000	997,644
	ACES Electronic Co. Ltd.	25,764	28,182
*	Acon Holding, Inc.	48,041	18,454
	Acter Group Corp. Ltd.	33,518	123,405
	Action Electronics Co. Ltd.	52,000	23,048
#	ADATA Technology Co. Ltd.	94,000	207,049
	Addcn Technology Co. Ltd.	7,014	45,096
	Advanced Ceramic X Corp.	8,000	54,080
#	Advanced Energy Solution Holding Co. Ltd.	3,000	79,492
	Advanced International Multitech Co. Ltd.	22,000	72,970

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced Optoelectronic Technology, Inc.	36,000	$21,076
#	Advanced Power Electronics Corp.	13,000	49,851
	Advanced Wireless Semiconductor Co.	30,000	80,209
	Advancetek Enterprise Co. Ltd.	98,000	103,639
	Advantech Co. Ltd.	41,194	471,042
	AEON Motor Co. Ltd.	9,000	11,964
	Aerospace Industrial Development Corp.	102,000	118,020
	AGV Products Corp.	138,000	50,323
*	Airmate Cayman International Co. Ltd.	20,797	12,147
	Airtac International Group	16,532	565,381
	Alchip Technologies Ltd.	10,000	284,463
	Alcor Micro Corp.	12,000	12,967
	Alexander Marine Co. Ltd.	4,000	50,273
*	ALI Corp.	49,000	35,430
	All Ring Tech Co. Ltd.	10,000	22,085
	Allied Circuit Co. Ltd.	5,000	20,021
	Allis Electric Co. Ltd.	52,463	59,965
	Alltek Technology Corp.	27,475	35,300
	Alltop Technology Co. Ltd.	12,001	50,320
	Alpha Networks, Inc.	59,772	61,294
	Altek Corp.	72,000	81,211
	Amazing Microelectronic Corp.	17,586	54,428
*	Ambassador Hotel	35,000	38,042
	AMICCOM Electronics Corp.	18,000	16,534
	AMPACS Corp.	9,000	11,901
	Ampire Co. Ltd.	16,000	17,554
	Ample Electronic Technology Co. Ltd.	4,000	6,821
	AMPOC Far-East Co. Ltd.	22,000	34,285
	AmTRAN Technology Co. Ltd.	195,490	65,482
*	Amulaire Thermal Technology, Inc.	15,000	15,951
	Anji Technology Co. Ltd.	14,000	22,006
	Anpec Electronics Corp.	19,000	87,393
	Apac Opto Electronics, Inc.	28,000	28,912
	Apacer Technology, Inc.	16,000	23,233
	APAQ Technology Co. Ltd.	16,000	22,747
	APCB, Inc.	35,000	19,364
	Apex International Co. Ltd.	42,000	81,881
	Apex Science & Engineering	30,000	10,411
	Apogee Optocom Co. Ltd.	4,000	8,695
	Arcadyan Technology Corp.	31,805	107,876
	Argosy Research, Inc.	14,013	42,555
	ASE Technology Holding Co. Ltd.	686,000	2,314,593
	Asia Cement Corp.	152,000	214,137
	Asia Electronic Material Co. Ltd.	13,000	6,596
	Asia Optical Co., Inc.	68,000	145,217
	Asia Polymer Corp.	90,295	88,245
	Asia Tech Image, Inc.	21,000	47,072
	Asia Vital Components Co. Ltd.	81,000	288,714
	ASIX Electronics Corp.	7,000	26,302
	ASMedia Technology, Inc.	3,000	90,383
	ASolid Technology Co. Ltd.	5,000	12,514
#	ASPEED Technology, Inc.	7,600	538,220
#	ASROCK, Inc.	13,000	66,317
#	Asustek Computer, Inc.	164,000	1,493,783
	Aten International Co. Ltd.	20,000	51,933
	Audix Corp.	21,000	37,243
	AURAS Technology Co. Ltd.	22,000	114,796
	Aurora Corp.	17,000	44,046
	Aurotek Corp.	21,000	16,587

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Avalue Technology, Inc.	11,000	$30,015
	Aver Information, Inc.	9,000	13,942
	Avermedia Technologies	30,400	23,437
	Axiomtek Co. Ltd.	20,000	40,382
*	Azurewave Technologies, Inc.	20,000	13,527
	Bafang Yunji International Co. Ltd.	5,000	36,126
	Bank of Kaohsiung Co. Ltd.	155,274	66,738
	Baolong International Co. Ltd.	14,000	8,278
	Basso Industry Corp.	38,000	52,835
	BenQ Materials Corp.	52,000	59,004
	BES Engineering Corp.	385,000	107,765
*	Billion Electric Co. Ltd.	29,000	40,151
	Bin Chuan Enterprise Co. Ltd.	29,000	22,194
	Bionet Corp.	7,000	10,272
	Bionime Corp.	5,000	13,053
	Bioteque Corp.	10,000	37,429
	Brave C&H Supply Co. Ltd.	6,000	14,611
	Bright Led Electronics Corp.	27,000	14,110
	Brighten Optix Corp.	2,000	12,697
	Brighton-Best International Taiwan, Inc.	90,000	114,638
	Browave Corp.	9,000	16,285
	C Sun Manufacturing Ltd.	26,267	39,030
*	Calin Technology Co. Ltd.	12,000	15,928
*	Cameo Communications, Inc.	32,537	11,065
	Capital Futures Corp.	17,312	22,229
	Capital Securities Corp.	277,000	107,506
*	Career Technology MFG. Co. Ltd.	100,109	82,184
	Carnival Industrial Corp.	21,000	9,889
	Castles Technology Co. Ltd.	18,532	48,930
	Caswell, Inc.	8,000	24,839
	Catcher Technology Co. Ltd.	163,000	969,301
	Cathay Chemical Works	14,000	11,669
	Cathay Financial Holding Co. Ltd.	1,014,188	1,443,880
	Cathay Real Estate Development Co. Ltd.	234,000	127,676
	Cayman Engley Industrial Co. Ltd.	8,000	16,784
	CCP Contact Probes Co. Ltd.	22,000	32,897
	Celxpert Energy Corp.	31,000	34,987
#	Center Laboratories, Inc.	88,237	139,178
	Central Reinsurance Co. Ltd.	79,642	48,086
	Century Iron & Steel Industrial Co. Ltd.	18,000	59,737
	Chailease Holding Co. Ltd.	223,991	1,688,027
	Chain Chon Industrial Co. Ltd.	33,710	21,301
*	ChainQui Construction Development Co. Ltd.	34,700	16,855
	Champion Building Materials Co. Ltd.	45,000	13,590
	Champion Microelectronic Corp.	4,100	5,730
	Chang Hwa Commercial Bank Ltd.	309,530	181,899
	Chang Wah Electromaterials, Inc.	70,000	74,675
	Chang Wah Technology Co. Ltd.	63,000	66,517
	Channel Well Technology Co. Ltd.	43,000	42,397
	CHC Healthcare Group	21,000	34,372
	Chen Full International Co. Ltd.	29,000	37,866
	Chenbro Micom Co. Ltd.	15,000	43,246
	Cheng Loong Corp.	234,000	227,395
	Cheng Mei Materials Technology Corp.	166,000	56,367
	Cheng Shin Rubber Industry Co. Ltd.	258,000	297,717
	Cheng Uei Precision Industry Co. Ltd.	93,000	119,968
	Chia Chang Co. Ltd.	34,000	41,445
	Chicony Electronics Co. Ltd.	179,185	519,648
	Chicony Power Technology Co. Ltd.	37,055	95,421

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chief Telecom, Inc.	4,000	$37,443
	Chieftek Precision Co. Ltd.	9,680	23,817
	Chien Kuo Construction Co. Ltd.	24,000	9,133
	Chien Shing Harbour Service Co. Ltd.	8,000	10,813
	China Bills Finance Corp.	222,000	111,751
	China Chemical & Pharmaceutical Co. Ltd.	76,000	68,023
	China Development Financial Holding Corp.	2,779,018	1,227,712
	China Electric Manufacturing Corp.	63,900	29,251
	China General Plastics Corp.	110,971	104,490
	China Glaze Co. Ltd.	40,000	18,732
*	China Man-Made Fiber Corp.	347,588	100,099
	China Metal Products	34,000	34,045
	China Motor Corp.	70,200	141,713
	China Petrochemical Development Corp.	310,000	104,731
	China Steel Chemical Corp.	33,000	118,674
	China Steel Corp.	803,000	849,764
	China Wire & Cable Co. Ltd.	21,000	18,499
	Ching Feng Home Fashions Co. Ltd.	35,000	20,495
	Chin-Poon Industrial Co. Ltd.	109,000	109,011
	Chipbond Technology Corp.	174,000	352,502
#	Chlitina Holding Ltd.	17,000	126,710
	Chong Hong Construction Co. Ltd.	47,000	116,064
	Chroma ATE, Inc.	55,000	341,314
	Chun YU Works & Co. Ltd.	17,850	14,576
	Chun Yuan Steel Industry Co. Ltd.	81,000	44,727
	Chung Hsin Electric & Machinery Manufacturing Corp.	145,000	393,535
	Chung Hung Steel Corp.	131,000	127,462
	Chung Hwa Food Industrial Co. Ltd.	8,500	29,207
	Chung Hwa Pulp Corp.	63,000	35,507
	Chunghwa Precision Test Tech Co. Ltd.	4,000	72,102
	Cleanaway Co. Ltd.	10,000	60,409
	Clevo Co.	138,000	143,739
	CMC Magnetics Corp.	272,437	70,551
	Collins Co. Ltd.	24,000	14,186
	Compal Broadband Networks, Inc.	8,000	6,744
	Compal Electronics, Inc.	1,480,000	1,117,229
	Compucase Enterprise	19,000	19,179
	Concord International Securities Co. Ltd.	23,320	8,157
	Concord Securities Co. Ltd.	124,674	40,936
	Continental Holdings Corp.	91,000	89,472
	Contrel Technology Co. Ltd.	38,000	22,407
	Coremax Corp.	13,986	46,061
	Coretronic Corp.	120,000	236,205
	Co-Tech Development Corp.	65,000	143,280
	Cowealth Medical Holding Co. Ltd.	9,450	7,809
	Coxon Precise Industrial Co. Ltd.	18,000	7,259
	Creative Sensor, Inc.	17,000	16,303
	Crowell Development Corp.	45,000	24,812
*	CSBC Corp. Taiwan	145,327	94,125
	CTBC Financial Holding Co. Ltd.	2,812,000	2,150,124
	CTCI Corp.	112,000	161,480
*	C-Tech United Corp.	28,057	11,892
	CviLux Corp.	25,000	27,306
	CX Technology Co. Ltd.	16,875	13,744
	Cyberlink Corp.	6,000	16,960
	CyberPower Systems, Inc.	16,000	55,432
#	CyberTAN Technology, Inc.	111,000	90,475
	Cypress Technology Co. Ltd.	7,889	14,443
	Cystech Electronics Corp.	3,150	7,317

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	DA CIN Construction Co. Ltd.	82,000	$83,463
	Dadi Early-Childhood Education Group Ltd.	2,000	7,025
	Dafeng TV Ltd.	10,000	16,283
	Da-Li Development Co. Ltd.	53,400	54,054
	Darfon Electronics Corp.	51,000	67,236
*	Darwin Precisions Corp.	87,000	26,450
	Daxin Materials Corp.	18,000	43,641
	De Licacy Industrial Co. Ltd.	72,017	33,810
	Delta Electronics, Inc.	101,000	979,444
	Depo Auto Parts Ind Co. Ltd.	13,000	32,724
	DFI, Inc.	5,000	10,211
	Dimerco Data System Corp.	9,450	22,686
	Dimerco Express Corp.	57,240	141,663
	D-Link Corp.	143,920	74,070
	Donpon Precision, Inc.	27,000	20,815
	Dr Wu Skincare Co. Ltd.	6,000	21,551
	Draytek Corp.	13,000	11,280
	Dyaco International, Inc.	25,000	35,830
	Dynapack International Technology Corp.	37,000	94,716
	E & R Engineering Corp.	13,446	23,684
	E Ink Holdings, Inc.	53,000	307,547
	E.Sun Financial Holding Co. Ltd.	599,391	490,924
	Eastern Media International Corp.	40,575	32,593
	Eclat Textile Co. Ltd.	17,000	283,514
*	Edimax Technology Co. Ltd.	46,000	24,571
	Edison Opto Corp.	12,619	7,524
	Edom Technology Co. Ltd.	44,000	40,345
	eGalax_eMPIA Technology, Inc.	19,032	36,473
	Egis Technology, Inc.	23,000	50,480
	Elan Microelectronics Corp.	53,100	172,672
*	E-Lead Electronic Co. Ltd.	13,328	33,858
	E-LIFE MALL Corp.	20,000	55,407
	Elite Advanced Laser Corp.	25,600	34,189
	Elite Material Co. Ltd.	86,000	522,339
	Elite Semiconductor Microelectronics Technology, Inc.	69,000	181,007
*	Elitegroup Computer Systems Co. Ltd.	88,000	63,514
	eMemory Technology, Inc.	16,000	877,255
	Emerging Display Technologies Corp.	44,000	30,443
	Ennoconn Corp.	14,464	108,211
	Epileds Technologies, Inc.	16,000	7,793
	Episil Technologies, Inc.	33,000	107,171
	Episil-Precision, Inc.	19,000	48,563
	Eris Technology Corp.	4,000	27,891
	Eson Precision Ind Co. Ltd.	14,000	28,539
	Eternal Materials Co. Ltd.	260,224	282,245
#	Etron Technology, Inc.	30,445	46,430
*	Everest Textile Co. Ltd.	175,998	41,906
	Evergreen International Storage & Transport Corp.	72,000	65,008
	Evergreen Marine Corp. Taiwan Ltd.	163,800	836,811
	Evergreen Steel Corp.	19,000	33,772
	Everlight Chemical Industrial Corp.	165,000	104,950
	Everlight Electronics Co. Ltd.	117,000	146,727
	Everspring Industry Co. Ltd.	35,100	14,938
	Excel Cell Electronic Co. Ltd.	15,000	12,185
	Excellence Opto, Inc.	34,000	26,735
	Excelliance Mos Corp.	8,000	33,973
	Excelsior Medical Co. Ltd.	16,048	38,033
	Far Eastern Department Stores Ltd.	142,000	102,778
	Far Eastern International Bank	319,061	124,706

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Far Eastern New Century Corp.	204,000	$222,959
	Far EasTone Telecommunications Co. Ltd.	120,000	266,943
	Faraday Technology Corp.	52,000	297,446
	Farglory F T Z Investment Holding Co. Ltd.	12,000	22,186
	Farglory Land Development Co. Ltd.	94,000	183,078
	Feedback Technology Corp.	12,000	35,764
	Feng Hsin Steel Co. Ltd.	68,000	156,871
	Feng TAY Enterprise Co. Ltd.	55,400	365,785
	First Financial Holding Co. Ltd.	594,191	518,248
	First Hi-Tec Enterprise Co. Ltd.	13,793	24,292
	First Hotel	33,000	15,637
	First Insurance Co. Ltd.	69,000	37,293
	FIT Holding Co. Ltd.	46,000	44,605
	Fitipower Integrated Technology, Inc.	33,000	160,129
	Fittech Co. Ltd.	15,279	48,798
	FLEXium Interconnect, Inc.	87,000	291,478
	Flytech Technology Co. Ltd.	26,000	59,597
#	FocalTech Systems Co. Ltd.	52,000	117,354
	FOCI Fiber Optic Communications, Inc.	19,000	14,856
	Forcecon Tech Co. Ltd.	18,754	35,293
	Forest Water Environment Engineering Co. Ltd.	9,630	8,811
	Formosa Chemicals & Fibre Corp.	321,000	773,705
	Formosa Laboratories, Inc.	30,634	66,472
	Formosa Oilseed Processing Co. Ltd.	8,000	15,317
	Formosa Optical Technology Co. Ltd.	7,000	13,625
	Formosa Petrochemical Corp.	14,000	39,239
	Formosa Plastics Corp.	125,000	372,609
	Formosan Rubber Group, Inc.	83,000	60,988
	Formosan Union Chemical	115,000	88,282
	Forward Electronics Co. Ltd.	29,375	21,453
	Founding Construction & Development Co. Ltd.	57,000	32,928
	Foxconn Technology Co. Ltd.	171,000	310,134
	Foxsemicon Integrated Technology, Inc.	22,150	143,108
	FSP Technology, Inc.	40,000	51,764
	Fu Chun Shin Machinery Manufacture Co. Ltd.	35,700	21,263
	Fubon Financial Holding Co. Ltd.	932,137	1,877,401
	Fulgent Sun International Holding Co. Ltd.	30,092	133,556
	Fusheng Precision Co. Ltd.	25,000	185,160
	G Shank Enterprise Co. Ltd.	34,000	54,994
	Gallant Precision Machining Co. Ltd.	18,000	17,480
	Gamania Digital Entertainment Co. Ltd.	37,000	99,491
*	GCS Holdings, Inc.	20,000	26,201
	GEM Services, Inc.	12,100	28,406
	Gemtek Technology Corp.	109,000	100,830
	General Interface Solution Holding Ltd.	64,000	182,252
	General Plastic Industrial Co. Ltd.	24,000	24,094
	Generalplus Technology, Inc.	19,000	31,334
	GeneReach Biotechnology Corp.	14,720	30,404
	Genesys Logic, Inc.	14,000	49,141
	Genius Electronic Optical Co. Ltd.	23,634	291,305
	Genmont Biotech, Inc.	13,000	10,406
	Genovate Biotechnology Co. Ltd.	21,000	19,789
	GeoVision, Inc.	24,000	31,239
	Getac Holdings Corp.	97,000	147,503
	GFC Ltd.	6,000	13,992
	Giant Manufacturing Co. Ltd.	57,393	394,047
	Gigabyte Technology Co. Ltd.	175,000	679,638
*	Gigasolar Materials Corp.	9,265	33,207
*	Gigastorage Corp.	33,000	21,676

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ginar Technology Co. Ltd.	8,000	$7,056
	Global Brands Manufacture Ltd.	77,200	74,417
	Global Lighting Technologies, Inc.	21,000	39,726
	Global PMX Co. Ltd.	10,000	51,183
	Global Unichip Corp.	21,000	554,262
	Globaltek Fabrication Co. Ltd.	9,000	15,720
*	Globe Union Industrial Corp.	55,000	24,216
	GMI Technology, Inc.	26,247	15,671
	Goldsun Building Materials Co. Ltd.	237,873	204,296
	Good Will Instrument Co. Ltd.	13,000	12,194
	Gourmet Master Co. Ltd.	12,208	61,493
	Grand Fortune Securities Co. Ltd.	53,000	18,295
	Grand Pacific Petrochemical	258,000	173,100
	Grand Process Technology Corp.	5,000	39,664
	GrandTech CG Systems, Inc.	12,272	23,023
	Grape King Bio Ltd.	26,000	149,802
	Great China Metal Industry	55,000	44,750
	Great Taipei Gas Co. Ltd.	149,000	154,165
	Great Tree Pharmacy Co. Ltd.	8,292	85,434
	Greatek Electronics, Inc.	66,000	112,173
	Group Up Industrial Co. Ltd.	4,000	12,990
	GTM Holdings Corp.	43,000	36,946
	Gudeng Precision Industrial Co. Ltd.	8,000	74,583
	Hannstar Board Corp.	75,314	82,548
	Hanpin Electron Co. Ltd.	14,000	13,572
	Harmony Electronics Corp.	13,000	13,874
	Harvatek Corp.	45,000	27,909
	Heran Co. Ltd.	12,000	43,486
	Hey Song Corp.	74,000	81,744
	Hi-Clearance, Inc.	8,000	38,317
	Highlight Tech Corp.	22,833	38,995
	Highwealth Construction Corp.	214,971	294,895
	HIM International Music, Inc.	10,000	27,575
	Hiroca Holdings Ltd.	23,000	34,310
	Hitron Technology, Inc.	25,080	21,847
#	Hiwin Technologies Corp.	60,350	451,231
	Hiyes International Co. Ltd.	5,000	11,428
	Ho Tung Chemical Corp.	324,000	93,862
	Hocheng Corp.	66,420	40,134
	Holiday Entertainment Co. Ltd.	8,500	17,831
	Holtek Semiconductor, Inc.	54,000	131,659
	Holy Stone Enterprise Co. Ltd.	27,000	82,359
	Hon Hai Precision Industry Co. Ltd.	1,054,600	3,516,808
	Hon Hai Precision Industry Co. Ltd., GDR	10,666	70,798
*	Hong Pu Real Estate Development Co. Ltd.	57,000	42,784
	Hong TAI Electric Industrial	70,000	47,110
	Hong YI Fiber Industry Co.	34,000	20,137
	Hotai Finance Co. Ltd.	48,000	169,399
#	Hotai Motor Co. Ltd.	30,000	658,654
	Hsin Kuang Steel Co. Ltd.	22,000	35,699
	Hsin Yung Chien Co. Ltd.	11,620	37,438
	Hsing TA Cement Co.	53,000	29,275
*	HTC Corp.	146,000	298,833
	Hu Lane Associate, Inc.	12,400	64,260
	HUA ENG Wire & Cable Co. Ltd.	90,000	48,113
	Hua Jung Components Co. Ltd.	38,000	12,760
	Hua Nan Financial Holdings Co. Ltd.	459,747	349,785
	Huaku Development Co. Ltd.	75,000	222,628
	Huikwang Corp.	18,000	22,008

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hung Ching Development & Construction Co. Ltd.	47,000	$33,202
	Hung Sheng Construction Ltd.	128,592	99,892
	Huxen Corp.	10,000	16,404
	Hwa Fong Rubber Industrial Co. Ltd.	24,375	11,961
	Hwacom Systems, Inc.	17,000	8,810
	Hycon Technology Corp.	5,251	10,267
	IBF Financial Holdings Co. Ltd.	700,897	294,802
	IC Plus Corp.	14,000	24,828
	Ichia Technologies, Inc.	62,000	37,351
	I-Chiun Precision Industry Co. Ltd.	25,000	19,396
	IEI Integration Corp.	41,220	102,277
	Infortrend Technology, Inc.	56,000	33,008
	Info-Tek Corp.	13,000	24,474
	Innodisk Corp.	17,124	108,302
	Inpaq Technology Co. Ltd.	20,400	35,713
	Insyde Software Corp.	14,000	43,321
	Intai Technology Corp.	6,000	22,943
*	Integrated Service Technology, Inc.	14,000	40,114
	IntelliEPI, Inc.	6,000	11,379
	Interactive Digital Technologies, Inc.	5,000	10,932
	International CSRC Investment Holdings Co.	218,220	144,448
	International Games System Co. Ltd.	49,000	810,652
	Inventec Corp.	616,000	519,284
	Iron Force Industrial Co. Ltd.	8,000	20,401
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	35,870
#	I-Sunny Construction & Development Co. Ltd.	16,335	43,702
	ITE Technology, Inc.	40,000	105,944
	ITEQ Corp.	37,822	102,873
	Jarllytec Co. Ltd.	18,000	37,773
	Jean Co. Ltd.	48,350	21,253
	Jentech Precision Industrial Co. Ltd.	9,098	114,651
	Jess-Link Products Co. Ltd.	27,000	38,051
	Jia Wei Lifestyle, Inc.	7,619	13,108
	Jih Lin Technology Co. Ltd.	16,000	36,290
*	Jinli Group Holdings Ltd.	46,391	18,121
	JMC Electronics Co. Ltd.	13,000	13,781
	Jochu Technology Co. Ltd.	13,000	8,516
	Jourdeness Group Ltd.	9,000	22,838
	Kaimei Electronic Corp.	15,120	30,828
	Kaori Heat Treatment Co. Ltd.	21,000	149,759
	Kaulin Manufacturing Co. Ltd.	23,000	10,757
	Kedge Construction Co. Ltd.	20,900	37,691
	KEE TAI Properties Co. Ltd.	101,000	42,976
	Kenda Rubber Industrial Co. Ltd.	75,000	77,539
	Kenmec Mechanical Engineering Co. Ltd.	22,000	19,649
	Kerry TJ Logistics Co. Ltd.	47,000	61,191
*	Key Ware Electronics Co. Ltd.	37,000	13,072
	Keystone Microtech Corp.	4,000	26,363
	KHGEARS International Ltd.	5,420	12,952
	Kindom Development Co. Ltd.	88,900	86,134
	King Slide Works Co. Ltd.	10,000	135,207
	King's Town Bank Co. Ltd.	196,000	226,614
*	King's Town Construction Co. Ltd.	27,000	29,711
#	Kinik Co.	16,000	64,115
	Kinko Optical Co. Ltd.	35,163	29,786
	Kinpo Electronics	312,000	141,380
	KMC Kuei Meng International, Inc.	16,250	81,689
	KNH Enterprise Co. Ltd.	45,000	25,991
	Ko Ja Cayman Co. Ltd.	9,606	14,853

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KS Terminals, Inc.	32,000	$76,469
	Kung Long Batteries Industrial Co. Ltd.	12,000	55,651
*	Kung Sing Engineering Corp.	137,500	30,690
	Kuo Toong International Co. Ltd.	68,248	52,485
*	Kuo Yang Construction Co. Ltd.	57,549	35,317
	Kwong Lung Enterprise Co. Ltd.	24,000	41,491
	KYE Systems Corp.	43,000	14,899
	L&K Engineering Co. Ltd.	56,000	79,641
	La Kaffa International Co. Ltd.	6,000	27,718
	LAN FA Textile	73,000	20,361
#	Land Mark Optoelectronics Corp.	17,000	72,730
*	Lang, Inc.	9,000	8,280
	Lanner Electronics, Inc.	23,720	73,099
	Largan Precision Co. Ltd.	8,000	570,891
	Laser Tek Taiwan Co. Ltd.	31,350	27,641
	Laster Tech Corp. Ltd.	12,579	16,270
	LCY Technology Corp.	10,000	9,177
*	Leader Electronics, Inc.	29,000	9,557
	Leadtek Research, Inc.	7,700	11,421
	Leadtrend Technology Corp.	5,350	10,645
	Lealea Enterprise Co. Ltd.	145,000	50,475
	LEE CHI Enterprises Co. Ltd.	63,000	43,415
	Lelon Electronics Corp.	18,832	36,479
	Lemtech Holdings Co. Ltd.	4,138	10,852
*	Leofoo Development Co. Ltd.	23,000	13,048
*	Li Cheng Enterprise Co. Ltd.	34,458	32,161
*	Li Peng Enterprise Co. Ltd.	126,000	33,011
	Lian HWA Food Corp.	18,870	50,355
	Lida Holdings Ltd.	10,000	10,269
	Lien Hwa Industrial Holdings Corp.	153,826	266,878
	Ligitek Electronics Co. Ltd.	22,000	11,668
	Lingsen Precision Industries Ltd.	82,000	38,440
	Lite-On Technology Corp.	447,000	993,277
	Liton Technology Corp.	12,000	14,363
	Long Da Construction & Development Corp.	54,000	40,399
	Longchen Paper & Packaging Co. Ltd.	215,583	135,162
	Longwell Co.	13,000	24,650
	Lotes Co. Ltd.	19,589	497,972
	Lotus Pharmaceutical Co. Ltd.	16,000	127,776
	Lu Hai Holding Corp.	7,700	7,793
	Lumax International Corp. Ltd.	18,000	42,753
	Lung Yen Life Service Corp.	23,000	29,266
	Luxe Green Energy Technology Co. Ltd.	33,170	27,102
	M31 Technology Corp.	2,000	35,733
*	Ma Kuang Healthcare Holding Ltd.	5,000	6,607
	Macauto Industrial Co. Ltd.	5,000	11,409
	Machvision, Inc.	14,159	70,231
	Macroblock, Inc.	5,000	18,549
#	Makalot Industrial Co. Ltd.	43,258	315,811
	Marketech International Corp.	17,000	71,551
	Materials Analysis Technology, Inc.	14,000	83,485
#	Mechema Chemicals International Corp.	18,000	63,984
	Medeon Biodesign, Inc.	2,640	5,046
	MediaTek, Inc.	154,000	3,720,787
	Mega Financial Holding Co. Ltd.	550,625	587,964
	Meiloon Industrial Co.	13,600	9,368
	Mercuries & Associates Holding Ltd.	100,212	51,344
*	Mercuries Life Insurance Co. Ltd.	715,623	132,110
	Merida Industry Co. Ltd.	33,000	200,801

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Merry Electronics Co. Ltd.	42,576	$115,877
	METAAGE Corp.	30,000	33,830
	Micro-Star International Co. Ltd.	233,000	1,023,407
	Mildef Crete, Inc.	10,000	14,900
	MIN AIK Technology Co. Ltd.	35,000	19,591
	Mirle Automation Corp.	39,000	50,573
	Mitac Holdings Corp.	234,073	240,963
	MJ International Co. Ltd.	9,000	12,121
	momo.com, Inc.	27,640	735,543
	MOSA Industrial Corp.	21,000	16,919
	Mosel Vitelic, Inc.	12,000	16,265
	MPI Corp.	22,000	91,689
	Nak Sealing Technologies Corp.	9,000	32,685
	Nan Liu Enterprise Co. Ltd.	5,000	12,005
	Nan Pao Resins Chemical Co. Ltd.	23,000	102,620
	Nan Ya Plastics Corp.	303,000	762,538
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	23,220
	Nantex Industry Co. Ltd.	99,200	131,542
	Nanya Technology Corp.	185,000	359,349
*	National Aerospace Fasteners Corp.	6,000	15,816
	National Petroleum Co. Ltd.	22,000	39,979
	Netronix, Inc.	11,000	27,833
	New Best Wire Industrial Co. Ltd.	18,000	21,529
*	New Era Electronics Co. Ltd.	19,000	10,725
*	Newmax Technology Co. Ltd.	23,000	22,193
	Nexcom International Co. Ltd.	30,000	32,586
	Nichidenbo Corp.	36,000	64,977
	Nidec Chaun-Choung Technology Corp.	5,000	19,472
	Nien Hsing Textile Co. Ltd.	44,000	31,245
	Nien Made Enterprise Co. Ltd.	24,000	250,148
	Niko Semiconductor Co. Ltd.	15,000	28,281
	Nishoku Technology, Inc.	10,000	31,728
	Nova Technology Corp.	12,000	35,718
	Novatek Microelectronics Corp.	250,000	2,976,966
	Nuvoton Technology Corp.	43,000	187,950
	Nyquest Technology Co. Ltd.	7,000	17,380
	O-Bank Co. Ltd.	179,507	55,534
	Ocean Plastics Co. Ltd.	70,000	79,235
	OFCO Industrial Corp.	17,000	14,577
	OK Biotech Co. Ltd.	37,272	36,950
*	Oneness Biotech Co. Ltd.	19,000	171,230
*	Optimax Technology Corp.	30,830	18,487
	Orient Europharma Co. Ltd.	7,000	8,465
	Orient Semiconductor Electronics Ltd.	66,000	41,206
	Oriental Union Chemical Corp.	156,000	98,746
	O-TA Precision Industry Co. Ltd.	12,000	47,183
	Pacific Construction Co.	73,000	22,701
	Pacific Hospital Supply Co. Ltd.	13,000	31,543
	PADAUK Technology Co. Ltd.	3,630	9,619
	Paiho Shih Holdings Corp.	23,000	20,533
	Pan Asia Chemical Corp.	35,475	14,276
	Pan Jit International, Inc.	58,900	131,503
	Pan-International Industrial Corp.	83,000	107,404
	Panion & BF Biotech, Inc.	8,563	48,512
	Parade Technologies Ltd.	23,000	711,245
	Paragon Technologies Co. Ltd.	21,000	14,883
	Parpro Corp.	18,000	16,998
#	PChome Online, Inc.	39,000	84,947
	PCL Technologies, Inc.	8,297	31,583

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	P-Duke Technology Co. Ltd.	11,579	$34,375
#	Pegatron Corp.	528,000	1,138,180
	Pegavision Corp.	6,000	91,215
*	PharmaEssentia Corp.	16,703	273,306
*††	Pharmally International Holding Co. Ltd.	11,410	0
	Phison Electronics Corp.	61,000	759,370
	Phoenix Silicon International Corp.	25,730	51,137
	Pixart Imaging, Inc.	40,000	133,528
	Planet Technology Corp.	17,000	50,400
	Plastron Precision Co. Ltd.	19,000	7,986
	Plotech Co. Ltd.	34,200	21,930
*	Polaris Group	9,000	30,752
	Polytronics Technology Corp.	9,423	19,672
	Posiflex Technology, Inc.	3,000	11,735
	Pou Chen Corp.	278,000	318,961
	Powertech Technology, Inc.	232,000	648,458
	Powertip Technology Corp.	38,000	15,474
#	Poya International Co. Ltd.	8,291	144,005
	President Chain Store Corp.	88,000	792,668
	President Securities Corp.	194,604	106,971
	Primax Electronics Ltd.	85,000	163,628
*	Prime Electronics & Satellitics, Inc.	46,000	15,099
	Prince Housing & Development Corp.	248,000	92,270
	Pro Hawk Corp.	5,000	27,511
	Promate Electronic Co. Ltd.	37,000	47,673
	Prosperity Dielectrics Co. Ltd.	27,000	32,838
	P-Two Industries, Inc.	8,000	6,903
	Qisda Corp.	394,000	373,093
	Qualipoly Chemical Corp.	32,000	36,464
	Quang Viet Enterprise Co. Ltd.	9,000	37,189
	Quanta Computer, Inc.	392,000	979,015
	Quanta Storage, Inc.	85,000	126,889
	Radiant Opto-Electronics Corp.	103,000	353,084
	Radium Life Tech Co. Ltd.	176,000	53,311
	Rafael Microelectronics, Inc.	3,607	21,142
	Raydium Semiconductor Corp.	4,000	47,762
#*	RDC Semiconductor Co. Ltd.	8,000	49,938
	Realtek Semiconductor Corp.	189,000	2,029,648
	Rechi Precision Co. Ltd.	86,000	48,584
	Reward Wool Industry Corp.	14,000	9,420
	Rexon Industrial Corp. Ltd.	36,000	36,819
	Rich Development Co. Ltd.	229,000	65,250
*	Ritek Corp.	176,099	47,918
	Rodex Fasteners Corp.	12,000	23,195
*††	Roo Hsing Co. Ltd.	153,000	11,160
	Ruentex Engineering & Construction Co.	24,440	102,116
	Ruentex Industries Ltd.	159,784	358,014
	Run Long Construction Co. Ltd.	23,731	56,691
	Sakura Development Co. Ltd.	28,000	31,159
	Sampo Corp.	77,800	69,243
	San Fang Chemical Industry Co. Ltd.	65,000	45,440
	San Far Property Ltd.	55,003	22,033
	San Shing Fastech Corp.	22,000	38,029
	Sanitar Co. Ltd.	9,000	11,902
	Sanyang Motor Co. Ltd.	104,000	121,747
*	Savior Lifetec Corp.	45,000	32,647
	Scan-D Corp.	11,000	15,634
	Scientech Corp.	10,000	25,203
	SDI Corp.	19,000	72,605

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sea & Land Integrated Corp.	22,100	$16,882
	Sea Sonic Electronics Co. Ltd.	8,000	14,131
	Securitag Assembly Group Co.	4,000	11,144
	Senao International Co. Ltd.	33,000	35,074
	Senao Networks, Inc.	7,000	51,627
	Sensortek Technology Corp.	9,000	83,114
	Sercomm Corp.	53,000	142,777
	Sesoda Corp.	39,680	56,494
	Shanghai Commercial & Savings Bank Ltd.	367,856	571,700
	Shan-Loong Transportation Co. Ltd.	24,000	24,211
	Sharehope Medicine Co. Ltd.	37,001	41,564
	ShenMao Technology, Inc.	18,000	28,053
	Shih Her Technologies, Inc.	11,000	21,369
	Shihlin Electric & Engineering Corp.	85,000	185,022
	Shin Hsiung Natural Gas Co. Ltd.	11,592	26,989
	Shin Kong Financial Holding Co. Ltd.	3,226,601	968,993
	Shin Ruenn Development Co. Ltd.	15,858	18,375
	Shin Shin Natural Gas Co.	7,000	9,858
	Shin Zu Shing Co. Ltd.	49,866	137,372
	Shinih Enterprise Co. Ltd.	17,000	11,616
*	Shining Building Business Co. Ltd.	102,206	31,414
	Shinkong Insurance Co. Ltd.	76,000	127,639
	Shinkong Synthetic Fibers Corp.	339,000	203,455
	Shinkong Textile Co. Ltd.	29,000	39,035
	Shiny Chemical Industrial Co. Ltd.	27,498	118,468
	ShunSin Technology Holding Ltd.	7,000	19,745
*	Shuttle, Inc.	106,000	42,879
#	Sigurd Microelectronics Corp.	126,438	215,538
	Silergy Corp.	42,000	854,677
	Silicon Optronics, Inc.	7,000	19,136
	Silicon Power Computer & Communications, Inc.	21,000	15,909
	Simplo Technology Co. Ltd.	45,000	445,811
	Sinbon Electronics Co. Ltd.	35,000	336,270
	Singatron Enterprise Co. Ltd.	17,000	11,406
	Sinher Technology, Inc.	11,000	13,533
	Sinmag Equipment Corp.	11,000	34,187
	Sino-American Silicon Products, Inc.	143,000	780,869
	Sinon Corp.	130,000	169,280
	SinoPac Financial Holdings Co. Ltd.	590,690	341,255
	Sinopower Semiconductor, Inc.	5,000	17,296
	Sinphar Pharmaceutical Co. Ltd.	23,000	23,806
	Sinyi Realty, Inc.	47,965	44,418
	Sirtec International Co. Ltd.	25,200	17,312
	Sitronix Technology Corp.	31,000	220,562
	Siward Crystal Technology Co. Ltd.	33,000	38,778
	Soft-World International Corp.	16,000	42,887
	Solar Applied Materials Technology Corp.	151,711	176,480
	Solomon Technology Corp.	28,000	25,215
	Solteam, Inc.	19,000	28,629
	Sonix Technology Co. Ltd.	44,000	76,468
	Southeast Cement Co. Ltd.	61,000	36,683
	Speed Tech Corp.	20,000	35,187
	Spirox Corp.	17,000	13,959
	Sporton International, Inc.	28,002	205,581
	Sports Gear Co. Ltd.	23,000	56,002
	St Shine Optical Co. Ltd.	9,000	76,227
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	37,186
	Standard Foods Corp.	88,000	121,725
	Stark Technology, Inc.	18,000	51,068

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sun Race Sturmey-Archer, Inc.	7,000	$9,657
*	Sun Yad Construction Co. Ltd.	48,890	19,731
	Sunfun Info Co. Ltd.	3,000	18,379
	Sunjuice Holdings Co. Ltd.	3,000	28,387
*	Sunko INK Co. Ltd.	64,750	33,273
	SunMax Biotechnology Co. Ltd.	6,000	26,581
	Sunny Friend Environmental Technology Co. Ltd.	9,000	50,611
	Sunonwealth Electric Machine Industry Co. Ltd.	40,000	56,951
	Sunplus Innovation Technology, Inc.	6,000	14,676
	Sunplus Technology Co. Ltd.	118,000	94,431
	Sunrex Technology Corp.	28,000	36,110
	Sunspring Metal Corp.	27,540	21,898
	Superior Plating Technology Co. Ltd.	9,000	15,372
	Supreme Electronics Co. Ltd.	186,145	232,390
	Swancor Holding Co. Ltd.	26,000	95,393
	Sweeten Real Estate Development Co. Ltd.	41,796	34,096
	Symtek Automation Asia Co. Ltd.	6,000	18,554
	Syncmold Enterprise Corp.	22,500	44,855
*	SYNergy ScienTech Corp.	12,000	9,504
	Syngen Biotech Co. Ltd.	4,000	20,839
	Synnex Technology International Corp.	407,000	822,543
	Systex Corp.	50,000	123,924
	T3EX Global Holdings Corp.	29,000	64,162
	TA Chen Stainless Pipe	507,668	762,641
	Ta Liang Technology Co. Ltd.	11,000	15,668
	Ta Ya Electric Wire & Cable	102,644	79,150
	Tah Hsin Industrial Corp.	12,870	30,615
	TA-I Technology Co. Ltd.	26,750	39,776
*	Tai Tung Communication Co. Ltd.	24,000	11,459
	Taichung Commercial Bank Co. Ltd.	750,597	328,422
	TaiDoc Technology Corp.	20,000	119,968
	Taiflex Scientific Co. Ltd.	40,000	55,959
	Taimide Tech, Inc.	27,000	29,898
	Tainan Enterprises Co. Ltd.	15,000	10,579
	Tai-Saw Technology Co. Ltd.	16,000	14,428
	Taishin Financial Holding Co. Ltd.	970,799	527,698
	TaiSol Electronics Co. Ltd.	22,000	24,397
	Taita Chemical Co. Ltd.	83,945	63,492
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	42,112
	Taitien Electronics Co. Ltd.	9,000	11,120
	Taiwan Business Bank	751,441	335,214
	Taiwan Cement Corp.	336,916	408,094
	Taiwan Chelic Corp. Ltd.	7,000	11,690
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	29,767
	Taiwan Cogeneration Corp.	30,000	34,510
	Taiwan Cooperative Financial Holding Co. Ltd.	503,118	444,590
	Taiwan Fertilizer Co. Ltd.	74,000	137,967
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	50,963
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	63,504
	Taiwan Glass Industry Corp.	159,000	124,327
	Taiwan High Speed Rail Corp.	208,000	202,644
	Taiwan Hon Chuan Enterprise Co. Ltd.	60,000	179,445
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	77,454
	Taiwan IC Packaging Corp.	14,000	5,376
††	Taiwan Land Development Corp.	134,000	4,485
	Taiwan Mask Corp.	35,000	108,131
	Taiwan Mobile Co. Ltd.	135,000	425,952
#	Taiwan Paiho Ltd.	69,000	137,199
	Taiwan PCB Techvest Co. Ltd.	67,000	82,740

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Pelican Express Co. Ltd.	8,000	$13,266
	Taiwan Sakura Corp.	29,000	61,002
	Taiwan Sanyo Electric Co. Ltd.	25,000	30,134
	Taiwan Secom Co. Ltd.	59,000	197,872
	Taiwan Semiconductor Co. Ltd.	48,000	142,443
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	84,973	7,879,546
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,104,000	19,482,047
	Taiwan Shin Kong Security Co. Ltd.	66,500	88,438
	Taiwan Styrene Monomer	164,000	76,436
	Taiwan Surface Mounting Technology Corp.	67,000	204,118
	Taiwan Taxi Co. Ltd.	6,615	19,949
#*	Taiwan TEA Corp.	162,000	116,334
	Taiwan Union Technology Corp.	73,000	150,879
	Taiwan-Asia Semiconductor Corp.	55,500	70,852
*	Tatung Co. Ltd.	381,000	435,406
	TCI Co. Ltd.	25,877	163,089
	Te Chang Construction Co. Ltd.	12,000	12,139
	Team Group, Inc.	21,000	22,939
	Teco Electric & Machinery Co. Ltd.	407,000	390,527
	Tehmag Foods Corp.	4,400	39,076
	Tera Autotech Corp.	22,701	16,527
	Test Research, Inc.	30,000	63,856
	Test Rite International Co. Ltd.	34,000	22,513
*	Tex-Ray Industrial Co. Ltd.	49,000	18,959
	Thinking Electronic Industrial Co. Ltd.	17,000	85,258
#	Ting Sin Co. Ltd.	34,465	19,639
	Tofu Restaurant Co. Ltd.	1,120	8,589
#	Ton Yi Industrial Corp.	297,000	175,968
	Tong Hsing Electronic Industries Ltd.	35,890	275,449
	Tong Ming Enterprise Co. Ltd.	10,000	14,549
	Tong Yang Industry Co. Ltd.	61,000	92,076
	Tong-Tai Machine & Tool Co. Ltd.	40,000	18,949
	Top Bright Holding Co. Ltd.	5,000	17,378
	Top Union Electronics Corp.	18,284	15,313
*	TOPBI International Holdings Ltd.	40,607	28,341
	Topco Scientific Co. Ltd.	29,000	164,056
	Topco Technologies Corp.	18,000	44,495
	Topkey Corp.	17,000	101,225
	Topoint Technology Co. Ltd.	35,000	34,452
	Toung Loong Textile Manufacturing	23,460	20,655
	TPK Holding Co. Ltd.	89,000	91,162
	Trade-Van Information Services Co.	16,000	32,693
	Transart Graphics Co. Ltd.	6,000	11,451
	Transcend Information, Inc.	59,000	133,969
	Transcom, Inc.	4,000	18,874
*	TrueLight Corp.	21,000	15,434
	Tsann Kuen Enterprise Co. Ltd.	13,331	20,041
	TSC Auto ID Technology Co. Ltd.	8,300	55,000
	TSRC Corp.	144,000	135,836
	TST Group Holding Ltd.	3,600	12,121
	TTFB Co. Ltd.	2,630	19,224
	TTY Biopharm Co. Ltd.	37,000	95,862
	Tul Corp.	12,000	32,755
	Tung Ho Steel Enterprise Corp.	114,270	220,842
	Tung Ho Textile Co. Ltd.	29,000	17,393
	Tung Thih Electronic Co. Ltd.	9,000	44,855
	Turvo International Co. Ltd.	13,000	43,712
	TXC Corp.	80,000	233,534
	TYC Brother Industrial Co. Ltd.	22,000	20,627

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Tycoons Group Enterprise	103,000	$29,581
	Tyntek Corp.	70,000	40,378
	TZE Shin International Co. Ltd.	33,000	14,729
	UDE Corp.	13,000	14,576
	Unic Technology Corp.	41,000	19,641
	Unictron Technologies Corp.	5,000	12,007
	Union Bank Of Taiwan	442,565	238,791
	Uni-President Enterprises Corp.	662,000	1,487,241
	Unitech Computer Co. Ltd.	37,000	39,031
*	Unitech Printed Circuit Board Corp.	151,170	92,539
	United Integrated Services Co. Ltd.	56,000	386,609
*	United Orthopedic Corp.	15,000	22,688
	United Radiant Technology	28,000	17,560
	United Recommend International Co. Ltd.	6,900	19,375
*	United Renewable Energy Co. Ltd.	99,571	70,371
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	12,964
	Universal Vision Biotechnology Co. Ltd.	9,450	103,099
	Universal, Inc.	12,000	10,028
	Unizyx Holding Corp.	97,909	120,748
	UPC Technology Corp.	327,169	162,023
	Userjoy Technology Co. Ltd.	12,250	30,381
	USI Corp.	326,320	259,454
*	Usun Technology Co. Ltd.	9,000	11,168
	U-Tech Media Corp.	34,000	19,604
	Utechzone Co. Ltd.	15,000	44,321
	UVAT Technology Co. Ltd.	8,000	16,545
	Value Valves Co. Ltd.	5,383	14,705
	Ve Wong Corp.	23,000	28,339
	Ventec International Group Co. Ltd.	18,000	48,397
	VIA Labs, Inc.	3,000	20,962
*	Victory New Materials Ltd. Co.	25,000	8,510
	Viking Tech Corp.	14,000	23,617
	Visual Photonics Epitaxy Co. Ltd.	39,000	116,234
	Voltronic Power Technology Corp.	17,915	906,575
	Waffer Technology Corp.	24,827	31,909
	Wah Hong Industrial Corp.	13,000	12,359
	Wah Lee Industrial Corp.	43,780	125,004
	Walsin Lihwa Corp.	610,139	1,110,612
	Walsin Technology Corp.	90,000	271,752
	Wan Hai Lines Ltd.	23,000	58,615
	We & Win Development Co. Ltd.	30,000	7,064
#	WEI Chih Steel Industrial Co. Ltd.	27,000	28,072
	Wei Chuan Foods Corp.	65,000	41,534
	Weikeng Industrial Co. Ltd.	106,945	97,713
	Well Shin Technology Co. Ltd.	16,000	26,568
	WELLELL, Inc.	17,000	16,815
	Weltrend Semiconductor	23,000	36,951
*	Wha Yu Industrial Co. Ltd.	18,000	10,736
	Wholetech System Hitech Ltd.	18,000	27,478
	Win Semiconductors Corp.	46,000	296,600
	Winbond Electronics Corp.	810,000	586,812
	Winmate, Inc.	7,000	19,648
	Winstek Semiconductor Co. Ltd.	12,000	19,779
	WinWay Technology Co. Ltd.	5,000	76,407
	Wisdom Marine Lines Co. Ltd.	123,102	250,586
	Wisechip Semiconductor, Inc.	8,000	13,929
	Wistron Corp.	791,436	832,577
	Wistron Information Technology & Services Corp.	10,000	30,248

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wistron NeWeb Corp.	84,340	$230,501
	Wiwynn Corp.	28,000	703,294
	Wonderful Hi-Tech Co. Ltd.	17,954	18,267
*	Wowprime Corp.	12,000	72,144
	WPG Holdings Ltd.	632,400	1,008,140
	WT Microelectronics Co. Ltd.	166,000	363,075
	WUS Printed Circuit Co. Ltd.	30,780	28,743
	XAC Automation Corp.	24,000	18,169
	X-Legend Entertainment Co. Ltd.	8,000	11,078
	Xxentria Technology Materials Corp.	25,000	51,248
	Ya Horng Electronic Co. Ltd.	8,000	10,595
	Yageo Corp.	45,161	819,714
	Yang Ming Marine Transport Corp.	281,000	590,201
	Yankey Engineering Co. Ltd.	2,000	14,419
	YC INOX Co. Ltd.	55,000	56,082
	YCC Parts Manufacturing Co. Ltd.	13,000	18,034
	Yea Shin International Development Co. Ltd.	69,259	50,441
	Yen Sun Technology Corp.	9,000	8,345
	YFC-Boneagle Electric Co. Ltd.	30,236	27,453
	YFY, Inc.	145,000	125,047
	Yi Jinn Industrial Co. Ltd.	62,000	39,140
	Yi Shin Textile Industrial Co. Ltd.	7,000	7,499
	Yieh Phui Enterprise Co. Ltd.	431,843	247,712
	Yonyu Plastics Co. Ltd.	23,000	25,580
	Young Fast Optoelectronics Co. Ltd.	17,000	15,917
	Youngtek Electronics Corp.	28,000	56,646
	Yuanta Financial Holding Co. Ltd.	1,058,754	796,137
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	14,860
	Yulon Finance Corp.	70,610	393,962
	Yulon Motor Co. Ltd.	227,264	629,975
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	47,461
	Yungshin Construction & Development Co. Ltd.	47,000	82,641
	YungShin Global Holding Corp.	46,000	65,421
	Zeng Hsing Industrial Co. Ltd.	9,669	38,561
	Zenitron Corp.	45,000	45,235
	Zero One Technology Co. Ltd.	30,633	42,802
	Zhen Ding Technology Holding Ltd.	162,800	601,161
*	Zhong Yang Technology Co. Ltd.	10,053	13,352
	Zig Sheng Industrial Co. Ltd.	86,000	30,824
*	Zinwell Corp.	72,000	42,314
	Zippy Technology Corp.	30,000	40,253
	ZongTai Real Estate Development Co. Ltd.	39,388	41,435
TOTAL TAIWAN			150,511,158
THAILAND — (2.3%)
	AAPICO Hitech PCL, NVDR	34,100	34,090
	Advanced Information Technology PCL, Class F	417,000	85,270
	AEON Thana Sinsap Thailand PCL	25,400	153,508
*	After You PCL	38,600	14,149
	AgriPure Holdings PLC	90,200	13,608
	AI Energy PCL	57,875	4,874
*	Airports of Thailand PCL	279,300	628,235
	AJ Plast PCL	70,300	27,473
	Amanah Leasing PCL	58,700	6,757
	Amata Corp. PCL	141,500	85,732
*	Ananda Development PCL	590,800	25,415
	AP Thailand PCL	788,100	284,108
*	Aqua Corp. PCL	726,800	14,972
	Asia Plus Group Holdings PCL	545,200	50,870

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asia Sermkij Leasing PCL, NVDR	39,450	$39,139
	Asian Insulators PCL	77,325	15,577
	Asian Sea Corp. PCL, Class F	44,200	18,076
	Asiasoft Corp. PCL	65,100	31,554
	Bangchak Corp. PCL	458,700	507,196
	Bangkok Chain Hospital PCL	466,000	307,749
	Bangkok Commercial Asset Management PCL	350,600	168,874
	Bangkok Dusit Medical Services PCL, Class F	832,700	750,464
	Bangkok Expressway & Metro PCL	562,000	165,144
	Bangkok Insurance PCL	7,200	64,562
	Bangkok Land PCL	2,786,800	89,488
	Bangkok Life Assurance PCL, NVDR	50,800	45,014
	BCPG PCL	417,200	124,490
	BEC World PCL	432,100	138,754
	Berli Jucker PCL	155,300	178,776
*	Beyond Securities PCL	66,300	23,901
*	Bound & Beyond PCL	36,000	15,268
	BTS Group Holdings PCL	607,900	155,612
	Bumrungrad Hospital PCL	67,600	444,387
	Business Online PCL	27,800	9,685
	Cal-Comp Electronics Thailand PCL, Class F	1,253,416	89,611
	Carabao Group PCL, Class F	54,700	170,679
*	Central Plaza Hotel PCL	38,300	60,333
	Central Retail Corp. PCL	129,450	166,665
	CH Karnchang PCL	232,000	158,837
	Chularat Hospital PCL, Class F	1,803,700	218,564
	CIMB Thai Bank PCL	636,000	16,570
	Com7 PCL, Class F	317,200	300,288
*	Country Group Holdings PCL, Class F	314,000	8,466
	CP ALL PCL	257,700	519,147
	Delta Electronics Thailand PCL	31,400	856,104
	Demco PCL	210,200	31,711
	Dhipaya Group Holdings PCL	200,400	303,544
	Diamond Building Products PCL	101,400	25,803
	Do Day Dream PCL	27,700	14,433
	Dohome PCL	132,929	54,766
	Dynasty Ceramic PCL	1,232,400	106,776
	Eastern Polymer Group PCL, Class F	222,600	57,993
	Eastern Power Group PCL	116,500	14,893
	Eastern Water Resources Development & Management PCL, Class F	200,000	32,414
	Ekachai Medical Care PCL	74,776	20,387
	Energy Absolute PCL	174,600	457,525
	Esso Thailand PCL	375,400	105,762
*	Everland PCL	1,534,600	12,087
	Exotic Food PCL, Class F	52,700	21,712
	Forth Corp. PCL	77,600	101,672
	Forth Smart Service PCL	89,100	45,616
	Fortune Parts Industry PCL, Class F	205,700	19,941
	Frasers Property Thailand PCL	144,800	67,114
*	General Engineering PCL	1,886,200	18,856
	Global Green Chemicals PCL, Class F	67,500	30,673
	Gunkul Engineering PCL	1,441,700	217,500
	Haad Thip PCL	21,600	19,630
	Hana Microelectronics PCL	123,700	226,715
	Home Product Center PCL	807,600	349,854
	Hwa Fong Rubber Thailand PCL	63,500	12,696
	I&I Group PCL	17,400	20,030
	Ichitan Group PCL	152,500	55,900
	Index Livingmall PCL	55,400	31,719

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Indorama Ventures PCL	101,600	$124,653
	Infraset PCL	100,800	10,443
	Interlink Communication PCL	112,600	24,389
*	Interlink Telecom PCL	187,100	20,972
*	Interpharma PCL	25,500	11,124
	Intouch Holdings PCL, Class F	19,500	42,976
	IRPC PCL	2,952,200	273,667
	IT City PCL	44,800	7,600
*	Italian-Thai Development PCL	402,100	24,850
	JAS Asset PCL, Class F	89,100	10,473
*	Jasmine International PCL	1,075,100	75,560
*	Jasmine Technology Solution PCL	26,800	37,955
	Jay Mart PCL	58,800	66,353
*	JKN Global Media PCL	125,400	12,764
	Jubilee Enterprise PCL	41,000	34,467
	JWD Infologistics PCL	70,700	46,048
	Kang Yong Electric PCL	1,200	11,633
	Karmarts PCL	290,700	77,056
*	Kaset Thai International Sugar Corp. PCL, Class F	66,700	7,719
	Kasikornbank PCL	36,700	161,209
	KCE Electronics PCL	211,400	350,626
	Khon Kaen Sugar Industry PCL	439,200	48,164
	Kiatnakin Phatra Bank PCL	35,800	74,018
	Krung Thai Bank PCL	170,100	90,177
	Krungthai Card PCL	147,400	252,290
	Ladprao General Hospital PCL, Class F	40,000	6,786
	Lalin Property PCL	148,400	42,034
	Land & Houses PCL	1,151,300	345,285
	LH Financial Group PCL	579,700	21,074
	Loxley PCL	724,500	48,285
	LPN Development PCL	282,400	39,353
*	Master Ad PCL	1,102,400	18,702
	MBK PCL	193,335	107,766
	MC Group PCL	106,000	38,213
*	MDX PCL	107,900	14,905
	Mega Lifesciences PCL	127,700	202,130
*	Minor International PCL	220,300	221,902
	MK Restaurants Group PCL	38,600	66,360
*	Mono Next PCL	305,000	15,061
	Muang Thai Insurance PCL	3,900	14,650
*	Nawarat Patanakarn PCL	500,000	13,026
	Netbay PCL	24,000	20,721
	Ngern Tid Lor PCL	216,100	181,665
	Noble Development PCL	258,300	44,993
	Northeast Rubber PCL	216,700	42,014
	Origin Property PCL, Class F	284,600	105,184
	Osotspa PCL	275,900	234,026
	Plan B Media PCL, Class F	1,166,972	316,401
	Polyplex Thailand PCL	89,700	68,613
*	Power Solution Technologies PCL, Class F	178,060	9,062
	Praram 9 Hospital PCL	32,600	19,752
	Premier Marketing PCL	111,900	32,882
	Prima Marine PCL	126,800	29,770
*	Principal Capital PCL	118,400	21,700
	Property Perfect PCL	3,068,310	37,180
	Pruksa Holding PCL	297,800	119,084
*	PSG Corp. PCL	566,500	21,452
	PTG Energy PCL	345,100	140,089
	PTT Global Chemical PCL	263,100	392,538

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTT Oil & Retail Business PCL	79,900	$54,219
	Pylon PCL	55,700	7,391
	Quality Houses PCL	1,881,900	134,544
	R&B Food Supply PCL	78,200	30,086
*	Rabbit Holdings PLC, Class F	986,100	36,146
*	Raimon Land PCL	716,700	15,849
	Rajthanee Hospital PCL	31,400	29,012
	Ramkhamhaeng Hospital PCL, Class F	24,200	39,955
	Ratchaphruek Hospital PCL, Class F	60,100	11,470
	Ratchthani Leasing PCL	375,637	46,656
	RPCG Pcl	310,500	9,877
	RS PCL	101,200	51,198
	S 11 Group PCL	62,700	9,877
*	S Hotels & Resorts PCL	347,400	46,306
	S Kijchai Enterprise PCL, Class F	57,400	9,129
	Sabina PCL	24,600	18,817
	Sahamitr Pressure Container PCL	71,900	28,751
	Saha-Union PCL	41,400	38,879
*	Samart Corp. PCL	156,200	26,499
	Samart Telcoms PCL	76,700	15,684
	Sansiri PCL	5,141,200	303,706
	Sappe PCL	28,600	40,721
	SC Asset Corp. PCL	349,800	50,441
	SCB X PCL	74,300	234,087
	SCG Ceramics PCL	248,200	15,339
	SCG Packaging PCL	79,700	126,153
*	SEAFCO PCL	227,290	26,578
*	Seafresh Industry PCL	197,800	17,137
	Sena Development PCL	228,900	27,321
*	SENA J Property PCL	360,200	12,112
*	Seven Utilities & Power PLC	879,600	20,784
	Siam Global House PCL	295,652	186,294
	Siamgas & Petrochemicals PCL	263,500	80,623
	Siamrajathanee PCL	19,200	5,584
	Sikarin PCL, Class F	132,000	53,984
*	Simat Technologies PCL	253,600	17,362
	Singer Thailand PCL	27,800	23,160
*	Singha Estate PCL	706,700	42,389
	Sino-Thai Engineering & Construction PCL	285,400	124,500
	SiS Distribution Thailand PCL	22,200	17,990
	SNC Former PCL	27,900	12,086
	Somboon Advance Technology PCL	40,500	26,256
	SPCG PCL	165,600	73,745
	Sri Trang Agro-Industry PCL	176,700	117,229
	Sri Trang Gloves Thailand PCL	251,300	79,174
	Sriracha Construction PCL	31,600	9,238
	Srisawad Corp. PCL	193,920	312,822
	Srithai Superware PCL	359,200	18,172
	Srivichai Vejvivat PCL	64,300	16,947
	Star Petroleum Refining PCL	583,200	203,175
*	STARK Corp. PCL	384,400	34,702
	Stars Microelectronics Thailand PCL	115,900	18,257
	Supalai PCL	364,000	266,852
	Super Energy Corp. PCL	6,971,700	133,056
	Susco PCL	321,100	36,964
	SVI PCL	98,100	29,421
	Synnex Thailand PCL	79,800	38,921
	Syntec Construction PCL	213,300	12,019
	TAC Consumer PCL, Class F	132,900	25,767

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Taokaenoi Food & Marketing PCL, Class F	110,400	$38,796
	Thai Nakarin Hospital PCL	18,000	19,903
	Thai Oil PCL	457,365	800,146
	Thai President Foods PCL, Class F	7,500	45,668
*	Thai Reinsurance PCL	537,000	16,918
	Thai Rubber Latex Group PCL	257,760	16,242
	Thai Stanley Electric PCL, Class F	4,600	26,128
	Thai Union Group PCL, Class F	272,600	132,130
	Thai Vegetable Oil PCL	128,810	112,187
	Thai Wah PCL, Class F	70,400	11,517
	Thaicom PCL	155,500	76,784
	Thaitheparos PCL	13,400	12,483
	Thanachart Capital PCL	61,800	80,035
	Thitikorn PCL	37,600	9,739
	Thonburi Healthcare Group PCL	102,500	214,253
	TIPCO Foods PCL	79,100	21,806
	Tisco Financial Group PCL	60,200	186,928
	TKS Technologies PCL	86,680	35,449
	TMBThanachart Bank PCL	2,822,040	125,671
	TOA Paint Thailand PCL	208,200	214,444
	Total Access Communication PCL	111,900	167,799
	TQM Alpha PCL	74,300	95,098
	Triple i Logistics PCL	74,773	33,524
*	Triton Holding PCL	1,264,900	6,897
*	TTCL PCL	66,100	9,732
	TTW PCL	352,100	100,798
	Union Auction PCL	46,200	12,806
*	Unique Engineering & Construction PCL	257,300	37,726
	United Paper PCL	55,100	26,373
	Univentures PCL	258,800	26,656
	Vanachai Group PCL	99,600	16,897
	VGI PCL	1,369,080	204,056
	Vibhavadi Medical Center PCL	292,300	24,085
	WHA Corp. PCL	1,026,100	117,499
	WHA Utilities & Power PCL	263,200	32,212
	WICE Logistics PCL	66,000	23,793
	Workpoint Entertainment PCL	54,600	30,104
TOTAL THAILAND			21,430,296
TURKEY — (0.7%)
*	Agesa Hayat ve Emeklilik AS	7,786	13,764
	Akbank TAS	433,476	392,764
	Alarko Holding AS	22,154	82,076
	Alkim Alkali Kimya AS	20,940	34,658
*	Anadolu Anonim Turk Sigorta Sirketi	58,272	54,005
	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,902	105,331
	Anadolu Hayat Emeklilik AS	19,654	20,058
#	Arcelik AS	39,236	224,259
	Aselsan Elektronik Sanayi Ve Ticaret AS	40,825	123,526
	Aygaz AS	10,424	50,180
*	Bagfas Bandirma Gubre Fabrikalari AS	19,697	31,798
	Bera Holding AS	27,014	16,054
	BIM Birlesik Magazalar AS	55,377	367,200
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,960	39,312
	Borusan Yatirim ve Pazarlama AS	1,149	55,622
*	Bursa Cimento Fabrikasi AS	68,761	18,842
	Celebi Hava Servisi AS	558	15,512
	Coca-Cola Icecek AS	10,282	100,280
	Deva Holding AS	8,625	22,053

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Dogan Sirketler Grubu Holding AS	353,461	$166,218
	Dogus Otomotiv Servis ve Ticaret AS	7,726	65,397
	EGE Endustri VE Ticaret AS	224	62,856
	EGE Gubre Sanayii AS	6,480	27,434
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	34,460	46,163
#Ω	Enerjisa Enerji AS	38,665	68,052
	Enka Insaat ve Sanayi AS	71,243	112,720
	Eregli Demir ve Celik Fabrikalari TAS	55,419	112,483
*	Fenerbahce Futbol AS	6,067	20,636
#	Ford Otomotiv Sanayi AS	7,423	201,898
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	2,181	28,460
*	Goodyear Lastikleri TAS	25,809	23,564
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,706	59,310
	GSD Holding AS	354,746	59,707
#*	Gubre Fabrikalari TAS	8,471	124,484
*	Hektas Ticaret TAS	294,803	494,563
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	19,609	18,029
	Is Yatirim Menkul Degerler AS, Class A	42,746	127,299
	Kartonsan Karton Sanayi ve Ticaret AS	4,083	17,510
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	175,589	16,750
	Kontrolmatik Enerji Ve Muhendislik AS	7,555	57,297
*	Konya Cimento Sanayii AS	133	16,617
	Koza Altin Isletmeleri AS	4,118	121,916
*	Koza Anadolu Metal Madencilik Isletmeleri AS	28,783	81,452
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	43,054
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	13,663	84,447
*	Migros Ticaret AS	7,362	54,057
*Ω	MLP Saglik Hizmetleri AS	10,490	44,661
	Otokar Otomotiv Ve Savunma Sanayi AS	1,757	93,426
	Penguen Gida Sanayii AS	50,284	18,956
#*	Petkim Petrokimya Holding AS	223,129	194,405
	Polisan Holding AS	30,403	13,931
*	Reysas Tasimacilik ve Lojistik Ticaret AS	16,393	17,243
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	59,353	83,630
*	Sasa Polyester Sanayi AS	48,880	262,191
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,779	67,479
*	Sok Marketler Ticaret AS	16,266	22,846
*	TAV Havalimanlari Holding AS	32,931	144,480
	Tekfen Holding AS	13,959	28,920
*	Teknosa Ic Ve Dis Ticaret AS	25,300	27,290
	Tofas Turk Otomobil Fabrikasi AS	26,012	219,044
*	Tukas Gida Sanayi ve Ticaret AS	71,488	71,133
	Turk Traktor ve Ziraat Makineleri AS	3,310	101,450
#	Turkiye Garanti Bankasi AS	70,781	90,778
*	Turkiye Halk Bankasi AS	130,977	73,411
	Turkiye Is Bankasi AS, Class C	322,245	186,906
*	Turkiye Petrol Rafinerileri AS	18,536	584,496
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	143,159
*	Turkiye Vakiflar Bankasi TAO, Class D	186,995	94,155
*	Ulker Biskuvi Sanayi AS	20,543	41,845
	Vestel Beyaz Esya Sanayi ve Ticaret AS	28,998	19,990
*	Vestel Elektronik Sanayi ve Ticaret AS	17,643	59,519
	Yapi ve Kredi Bankasi AS	417,492	202,452
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	41,423
*	Zorlu Enerji Elektrik Uretim AS	90,125	23,880
TOTAL TURKEY			7,052,766
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	229,725	525,983

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi Islamic Bank PJSC	230,399	$592,205
	Abu Dhabi National Hotels	20,140	28,960
	Abu Dhabi National Insurance Co. PSC	13,260	20,960
	Abu Dhabi National Oil Co. for Distribution PJSC	606,190	727,176
	Abu Dhabi Ship Building Co. PJSC	15,970	16,804
	Agthia Group PJSC	95,198	105,595
*	Ajman Bank PJSC	172,407	53,164
*	AL Seer Marine Supplies & Equipment Co. LLC	5,419	12,710
	Aldar Properties PJSC	366,328	436,274
*	Amlak Finance PJSC	124,149	19,612
	Aramex PJSC	191,567	189,137
*	Deyaar Development PJSC	434,668	56,804
	Dubai Financial Market PJSC	192,357	74,351
	Dubai Investments PJSC	613,041	363,338
	Dubai Islamic Bank PJSC	745,140	1,129,589
*	Emaar Development PJSC	275,832	335,869
	Emaar Properties PJSC	990,084	1,504,448
	Emirates Driving Co.	4,631	32,070
	Emirates NBD Bank PJSC	367,109	1,296,870
	Emirates Telecommunications Group Co. PJSC	374,246	2,622,180
*	Eshraq Investments PJSC	368,462	48,149
	Fertiglobe PLC	29,735	32,437
	First Abu Dhabi Bank PJSC	222,190	824,187
*	Gulf Pharmaceutical Industries PSC	97,181	29,164
*	International Holding Co. PJSC	6,187	674,325
*	Manazel PJSC	301,353	31,301
*	RAK Properties PJSC	327,426	54,996
	Ras Al Khaimah Ceramics	132,162	100,527
*	SHUAA Capital PSC	265,287	28,760
*	Union Properties PJSC	564,802	42,200
TOTAL UNITED ARAB EMIRATES			12,010,145
UNITED STATES — (0.0%)
	Sempra Energy	684	101,072
TOTAL COMMON STOCKS			921,896,084
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
	Banco ABC Brasil SA	24,427	92,342
Ω	Banco BMG SA	27,100	11,958
	Banco Bradesco SA	417,777	1,153,839
	Banco do Estado do Rio Grande do Sul SA Class B	59,900	118,235
	Banco Pan SA	66,900	76,438
	Braskem SA Class A	14,718	67,642
	Centrais Eletricas Brasileiras SA Class B	17,100	143,064
	Centrais Eletricas Santa Catarina	3,500	36,239
	Cia de Saneamento do Parana	115,531	80,111
	Cia de Transmissao de Energia Eletrica Paulista	45,400	204,539
	Cia Energetica de Minas Gerais	378,707	854,950
	Cia Energetica do Ceara Class A	2,900	24,765
	Cia Ferro Ligas da Bahia - FERBASA	4,100	45,811
	Cia Paranaense de Energia	464,416	710,855
	EMAE-Empresa Metropolitana de Aguas e Energia SA	800	9,692
	Eucatex SA Industria e Comercio	27,000	56,646
	Gerdau SA	104,500	673,981
	Grazziotin SA	2,000	11,583
	Itau Unibanco Holding SA	493,318	2,461,585
	Marcopolo SA	188,554	112,175

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Randon SA Implementos e Participacoes	56,100	$89,516
	Schulz SA	28,900	27,726
	Track & Field Co. SA	15,700	34,299
	Unipar Carbocloro SA Class B	16,510	277,557
TOTAL BRAZIL			7,375,548
CHILE — (0.1%)
	Embotelladora Andina SA Class B	56,949	141,387
	Sociedad Quimica y Minera de Chile SA Class B	6,492	632,321
TOTAL CHILE			773,708
COLOMBIA — (0.0%)
	Banco Davivienda SA	2,031	11,092
	Bancolombia SA	2,120	16,115
	Grupo Aval Acciones y Valores SA	542,864	66,622
	Grupo de Inversiones Suramericana SA	30,984	81,491
TOTAL COLOMBIA			175,320
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	2,563
THAILAND — (0.0%)
*	Rabbit Holdings PLC	1,840,500	58,544
TOTAL PREFERRED STOCKS			8,385,683
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Empreendimentos Pague Menos SA Rights 02/28/23	926	100
CHILE — (0.0%)
*	Salfacorp SA Rights 02/07/23	29,527	1,595
INDIA — (0.0%)
*	Heritage Foods Ltd. Rights 02/13/23	5,612	9,556
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	58,560	10,090
SOUTH KOREA — (0.0%)
*	LVMC Holdings Rights 02/28/23	5,070	3,457
TAIWAN — (0.0%)
*	Amazing Microelectronic Corp. Rights 02/17/23	709	685
THAILAND — (0.0%)
*	Eastern Power Group PCL Warrants 06/29/25	29,125	344
*	Master Ad PCL Warrants 09/04/23	275,600	167
*	Nawarat Patanakarn PCL	2,958	0
*	Power Solution Technologies PCL Warrants 11/11/25	59,353	486
TOTAL THAILAND			997
TOTAL RIGHTS/WARRANTS			26,480
TOTAL INVESTMENT SECURITIES (Cost $885,342,546)			930,308,247

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	772,793	$8,939,669
TOTAL INVESTMENTS — (100.0%)
(Cost $894,281,408)^^			$939,247,916
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$36,286,386	$362,213	—	$36,648,599
Chile	1,524,869	3,786,902	—	5,311,771
China	28,073,519	266,937,558	$493,022	295,504,099
Colombia	617,591	7,274	—	624,865
Czech Republic	—	221,004	—	221,004
Egypt	234,841	—	—	234,841
Greece	31,451	3,621,934	—	3,653,385
Hong Kong	—	24,060	—	24,060
Hungary	—	1,139,022	—	1,139,022
India	8,100,231	134,578,794	—	142,679,025
Indonesia	288,863	10,872,432	7,277	11,168,572
Kuwait	447,748	44,461	—	492,209
Malaysia	—	11,657,527	—	11,657,527
Mexico	21,808,648	88,946	—	21,897,594
Peru	670,275	—	—	670,275
Philippines	—	4,242,590	11	4,242,601
Poland	—	6,112,843	—	6,112,843
Qatar	—	8,762,558	—	8,762,558
Saudi Arabia	42,851	30,953,120	—	30,995,971
South Africa	2,884,044	19,987,555	—	22,871,599
South Korea	5,517,691	120,298,218	62,318	125,878,227
Taiwan	7,919,154	142,576,359	15,645	150,511,158
Thailand	20,496,085	934,211	—	21,430,296
Turkey	—	7,052,766	—	7,052,766
United Arab Emirates	—	12,010,145	—	12,010,145
United States	—	101,072	—	101,072
Preferred Stocks
Brazil	7,363,590	11,958	—	7,375,548
Chile	—	773,708	—	773,708
Colombia	175,320	—	—	175,320
Philippines	—	2,563	—	2,563
Thailand	58,544	—	—	58,544
Rights/Warrants
Brazil	—	100	—	100
Chile	—	1,595	—	1,595
India	—	9,556	—	9,556
Malaysia	—	10,090	—	10,090
South Korea	—	3,457	—	3,457
Taiwan	—	685	—	685
Thailand	—	997	—	997
Securities Lending Collateral	—	8,939,669	—	8,939,669
TOTAL	$142,541,701	$796,127,942	$578,273˂˃	$939,247,916

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.1%)
BRAZIL — (3.7%)
*	3R Petroleum Oleo E Gas SA	28,153	$248,626
	Allied Tecnologia SA	4,400	4,854
	Alper Consultoria e Corretora de Seguros SA	1,700	9,427
*	Anima Holding SA	73,507	64,004
	Atacadao SA	68,302	221,336
	Banco Modal SA	107,400	52,258
	Bemobi Mobile Tech SA	6,900	21,748
	Boa Safra Sementes SA	7,900	17,586
	Boa Vista Servicos SA	11,700	17,747
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,858	75,482
*	BRF SA	101,732	159,523
	Caixa Seguridade Participacoes SA	81,070	138,782
	Camil Alimentos SA	21,849	35,681
	CCR SA	193,155	447,472
	Cia Brasileira de Aluminio	19,438	48,630
	Cia Brasileira de Distribuicao	34,739	141,795
	Cia Siderurgica Nacional SA, Sponsored ADR	12,486	45,949
	Cia Siderurgica Nacional SA	82,387	300,250
	Cielo SA	224,100	221,173
*	Cogna Educacao	349,792	163,998
*	Construtora Tenda SA	32,534	30,635
	Cosan SA	126,141	414,978
	Cruzeiro do Sul Educacional SA	17,600	12,135
	CSU Digital SA	6,673	14,683
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	51,848	155,045
	Dexco SA	52,366	77,781
	Diagnosticos da America SA	16,300	35,225
	Dimed SA Distribuidora da Medicamentos	27,700	56,041
	Direcional Engenharia SA	16,400	51,594
*	Embraer SA	110,682	356,490
*	Embraer SA, Sponsored ADR	6,184	79,712
	Empreendimentos Pague Menos SA	12,000	9,905
	Enauta Participacoes SA	16,500	48,919
	Eternit SA	9,700	27,000
	Even Construtora e Incorporadora SA	38,300	36,065
	Ez Tec Empreendimentos e Participacoes SA	17,678	51,018
	Fras-Le SA	12,900	26,149
	Grendene SA	42,100	54,239
	Grupo De Moda Soma SA	65,387	135,249
*	Grupo Mateus SA	70,800	95,399
	Grupo SBF SA	8,600	18,771
	Guararapes Confeccoes SA	16,144	16,219
*Ω	Hapvida Participacoes e Investimentos SA	74,988	76,077
*	Hidrovias do Brasil SA	45,180	19,313
*	International Meal Co. Alimentacao SA, Class A	20,700	10,235
	Iochpe-Maxion SA	25,700	58,019
	Irani Papel e Embalagem SA	23,183	36,261
*	IRB Brasil Resseguros SA	7,526	38,737
	Jalles Machado SA	24,000	35,033
	JHSF Participacoes SA	61,958	62,858
	JSL SA	9,600	12,292
	Kepler Weber SA	6,600	30,073
*	Kora Saude Participacoes SA	76,400	17,910
	Lavvi Empreendimentos Imobiliarios Ltda	16,300	17,596
	Localiza Rent a Car SA	121	1,411

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*Ω	Locaweb Servicos de Internet SA	47,100	$59,475
*	Lojas Quero Quero SA	28,300	20,627
	M Dias Branco SA	15,468	104,272
*	Magazine Luiza SA	44,200	38,573
*	Marisa Lojas SA	71,700	19,492
	Mills Estruturas e Servicos de Engenharia SA	42,900	88,905
*	Moura Dubeux Engenharia SA	6,800	7,595
	Movida Participacoes SA	25,489	37,910
	MRV Engenharia e Participacoes SA	53,300	73,708
	Multilaser Industrial SA	25,317	16,707
	Natura & Co. Holding SA	159,364	456,779
	Porto Seguro SA	35,644	181,861
	Positivo Tecnologia SA	28,500	48,003
	Qualicorp Consultoria e Corretora de Seguros SA	15,700	19,516
Ω	Rede D'Or Sao Luiz SA	47,473	298,324
	Romi SA	7,057	26,719
	Sao Carlos Empreendimentos e Participacoes SA	4,400	13,253
	Sao Martinho SA	33,622	165,649
*Ω	Ser Educacional SA	11,600	10,923
	Sinqia SA	8,500	29,571
	Tegma Gestao Logistica SA	6,400	23,765
	TIM SA	154,756	359,430
	Tres Tentos Agroindustrial SA	33,097	65,981
	Trisul SA	19,000	13,998
	Tupy SA	12,000	63,850
	Ultrapar Participacoes SA	133,588	347,108
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	41,886
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,300	11,579
*	Via SA	217,256	102,715
	Vibra Energia SA	193,005	625,822
	Vulcabras Azaleia SA	13,400	31,175
	YDUQS Participacoes SA	44,975	91,522
*	Zamp SA	33,371	35,828
TOTAL BRAZIL			8,187,909
CHILE — (0.4%)
	CAP SA	6,796	62,770
	Cia Sud Americana de Vapores SA	1,495,156	129,964
	Clinica Las Condes SA	256	3,487
	Empresa Nacional de Telecomunicaciones SA	26,039	99,880
	Empresas CMPC SA	134,022	230,464
	Grupo Security SA	197,084	45,797
	Hortifrut SA	12,891	20,727
	Inversiones Aguas Metropolitanas SA	21,954	13,021
	Inversiones La Construccion SA	3,920	17,722
	Itau CorpBanca Chile SA	20,523,221	46,713
	PAZ Corp. SA	24,759	11,637
	Ripley Corp. SA	148,996	31,032
	Salfacorp SA	59,339	22,115
	Sigdo Koppers SA	47,549	65,781
	SMU SA	76,435	11,864
	Sociedad Matriz SAAM SA	472,935	55,973
	SONDA SA	85,422	42,379
TOTAL CHILE			911,326
CHINA — (25.2%)
*	263 Network Communications Co. Ltd., Class A	42,100	39,979

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	360 DigiTech, Inc., ADR	12,922	$311,808
*	361 Degrees International Ltd.	154,000	74,525
Ω	3SBio, Inc.	272,500	296,813
	5I5J Holding Group Co. Ltd., Class A	18,200	7,397
*	AAC Technologies Holdings, Inc.	153,500	409,046
Ω	AAG Energy Holdings Ltd.	167,000	35,780
	Accelink Technologies Co. Ltd., Class A	12,300	31,721
	ADAMA Ltd., Class A	18,500	26,183
	Addsino Co. Ltd., Class A	24,700	38,803
*	Advanced Technology & Materials Co. Ltd., Class A	28,900	37,771
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	22,100	31,060
*	Agile Group Holdings Ltd.	252,000	81,066
*	Agora, Inc., ADR	2,073	8,064
*	Air China Ltd., Class H	28,000	24,987
	Ajisen China Holdings Ltd.	105,000	12,441
*	Alibaba Pictures Group Ltd.	2,180,000	164,563
Ω	A-Living Smart City Services Co. Ltd.	123,000	155,659
	Aluminum Corp. of China Ltd., Class H	678,000	362,319
	Angang Steel Co. Ltd., Class H	264,600	81,890
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	28,129
	Anhui Guangxin Agrochemical Co. Ltd., Class A	6,300	29,583
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	10,900	13,736
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	7,400	36,575
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,300	17,693
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	14,000	36,120
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	19,243
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	9,122
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	17,728
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	43,500	104,980
*Ω	Antengene Corp. Ltd.	34,000	22,414
*	Anton Oilfield Services Group	374,000	17,251
	Aoshikang Technology Co. Ltd., Class A	7,300	29,146
*	Aotecar New Energy Technology Co. Ltd., Class A	60,800	26,919
*††	Aoyuan Healthy Life Group Co. Ltd.	7,000	623
	APT Satellite Holdings Ltd.	118,000	33,899
*Ω	Archosaur Games, Inc.	20,000	10,819
	Art Group Holdings Ltd.	15,000	469
	Asia Cement China Holdings Corp.	115,000	54,169
Ω	AsiaInfo Technologies Ltd.	26,000	48,037
	AVIC Industry-Finance Holdings Co. Ltd., Class A	62,200	48,340
	AviChina Industry & Technology Co. Ltd., Class H	447,000	232,490
#Ω	BAIC Motor Corp. Ltd., Class H	336,000	103,138
	Bank of Changsha Co. Ltd., Class A	63,900	65,014
	Bank of Chengdu Co. Ltd., Class A	17,300	37,283
	Bank of Chongqing Co. Ltd., Class H	69,500	38,386
*	Bank of Gansu Co. Ltd., Class H	66,000	8,411
	Bank of Guiyang Co. Ltd., Class A	38,500	31,802
	Bank of Guizhou Co. Ltd., Class H	36,000	9,056
	Bank of Suzhou Co. Ltd., Class A	44,550	51,606
*	Bank of Tianjin Co. Ltd., Class H	100,500	24,488
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	131,890	19,515
*	Baoye Group Co. Ltd., Class H	50,000	24,811
*	Baozun, Inc., Class A	22,700	56,036
	BBMG Corp., Class H	526,000	68,562
	Beibuwan Port Co. Ltd., Class A	20,900	23,381
	Beijing Capital Development Co. Ltd., Class A	63,400	54,344
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	42,333
*	Beijing Capital International Airport Co. Ltd., Class H	182,000	138,421
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	27,000	36,726

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Energy International Holding Co. Ltd.	1,042,000	$28,172
	Beijing Enterprises Holdings Ltd.	96,000	325,998
	Beijing Enterprises Urban Resources Group Ltd.	140,000	10,699
	Beijing Enterprises Water Group Ltd.	832,000	212,606
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	14,852	23,415
	Beijing Haixin Energy Technology Co. Ltd., Class A	29,300	18,611
*	Beijing Health Holdings Ltd.	768,000	6,704
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	22,228
	Beijing Jingyuntong Technology Co. Ltd., Class A	21,500	22,715
	Beijing North Star Co. Ltd., Class H	92,000	10,908
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	85,200	26,269
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,100	34,198
	Beijing Originwater Technology Co. Ltd., Class A	41,062	29,848
	Beijing Shunxin Agriculture Co. Ltd., Class A	10,900	43,913
	Beijing Sinnet Technology Co. Ltd., Class A	22,200	29,529
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	14,203
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	19,645
	Beijing SuperMap Software Co. Ltd., Class A	12,500	37,434
	Beijing Ultrapower Software Co. Ltd., Class A	25,700	18,789
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	25,827
	Beijing Yanjing Brewery Co. Ltd., Class A	34,800	58,061
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	36,067
	Bengang Steel Plates Co. Ltd., Class A	61,300	28,368
	BGI Genomics Co. Ltd., Class A	6,900	55,716
	Binhai Investment Co. Ltd.	64,000	12,888
	Black Peony Group Co. Ltd., Class A	25,700	26,838
*	Blue Sail Medical Co. Ltd., Class A	15,700	18,856
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	69,700	54,877
Ω	BOC Aviation Ltd.	29,500	245,675
*	Bohai Leasing Co. Ltd., Class A	71,897	25,060
	Bright Dairy & Food Co. Ltd., Class A	14,600	23,089
*††	Brilliance China Automotive Holdings Ltd.	424,000	251,840
	B-Soft Co. Ltd., Class A	21,200	28,759
	BTG Hotels Group Co. Ltd., Class A	37,000	128,038
	C C Land Holdings Ltd.	243,000	58,794
	C&D International Investment Group Ltd.	111,604	354,856
	Cabbeen Fashion Ltd.	43,000	5,537
	Caitong Securities Co. Ltd., Class A	29,340	34,001
	Camel Group Co. Ltd., Class A	13,000	17,249
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	21,600	15,902
*	Capital Environment Holdings Ltd.	618,000	13,222
	Carrianna Group Holdings Co. Ltd.	214,000	12,141
	CECEP Solar Energy Co. Ltd., Class A	43,300	49,266
	CECEP Wind-Power Corp., Class A	62,010	36,640
	Central China Management Co. Ltd.	188,000	19,917
	Central China New Life Ltd.	46,000	20,713
	Central China Real Estate Ltd.	195,210	11,196
	CGN New Energy Holdings Co. Ltd.	216,000	82,300
	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	29,932
	Chaowei Power Holdings Ltd.	99,000	28,873
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	25,533
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,200	23,727
	Chengdu Wintrue Holding Co. Ltd., Class A	12,100	21,800
	Chengtun Mining Group Co. Ltd., Class A	30,900	28,945
*	Chengzhi Co. Ltd., Class A	12,800	17,509
	China Aerospace International Holdings Ltd.	434,000	25,771
*	China Agri-Products Exchange Ltd.	591,408	6,237
#	China Aircraft Leasing Group Holdings Ltd.	51,500	34,556

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China BlueChemical Ltd., Class H	352,000	$96,766
#Ω	China Bohai Bank Co. Ltd., Class H	420,500	83,151
	China CAMC Engineering Co. Ltd., Class A	8,800	10,910
	China Cinda Asset Management Co. Ltd., Class H	1,569,000	222,764
	China Coal Energy Co. Ltd., Class H	382,000	306,546
	China Communications Services Corp. Ltd., Class H	406,000	154,499
	China Conch Venture Holdings Ltd.	285,000	604,794
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	320,000	46,137
*††	China Dili Group	334,200	21,098
	China Dongxiang Group Co. Ltd.	642,000	32,477
	China Education Group Holdings Ltd.	58,000	92,098
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	23,326
	China Energy Engineering Corp. Ltd., Class A	228,779	79,729
	China Energy Engineering Corp. Ltd., Class H	362,000	46,808
Ω	China Everbright Greentech Ltd.	112,000	27,486
	China Everbright Ltd.	228,000	177,097
*	China Express Airlines Co. Ltd., Class A	6,200	11,448
	China Foods Ltd.	212,000	79,002
	China Galaxy Securities Co. Ltd., Class H	694,000	374,103
	China Gas Holdings Ltd.	531,000	826,671
#	China Glass Holdings Ltd.	122,000	19,984
#	China Gold International Resources Corp. Ltd.	39,600	142,228
	China Greatwall Technology Group Co. Ltd., Class A	19,000	34,324
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	47,397
	China Hanking Holdings Ltd.	112,000	12,126
#	China Harmony Auto Holding Ltd.	156,500	23,033
*	China High Speed Railway Technology Co. Ltd., Class A	49,900	18,034
*	China High Speed Transmission Equipment Group Co. Ltd.	97,000	45,649
	China Hongqiao Group Ltd.	443,000	515,264
	China International Marine Containers Group Co. Ltd., Class H	140,270	107,731
	China Jinmao Holdings Group Ltd.	555,491	127,593
	China Kepei Education Group Ltd.	22,000	10,348
	China Lesso Group Holdings Ltd.	168,000	190,966
	China Lilang Ltd.	100,000	51,305
*Ω	China Literature Ltd.	61,800	324,011
*	China Medical & HealthCare Group Ltd.	740,000	5,088
	China Medical System Holdings Ltd.	192,000	331,434
	China Meheco Co. Ltd., Class A	15,260	34,426
	China Merchants Energy Shipping Co. Ltd., Class A	55,000	52,182
	China Merchants Land Ltd.	332,000	24,971
	China Merchants Port Holdings Co. Ltd.	278,308	390,139
	China Merchants Property Operation & Service Co. Ltd., Class A	7,100	17,340
Ω	China Merchants Securities Co. Ltd., Class H	81,400	88,975
#	China Modern Dairy Holdings Ltd.	846,000	120,068
	China National Accord Medicines Corp. Ltd., Class A	4,000	20,788
	China National Building Material Co. Ltd., Class H	788,000	723,034
Ω	China New Higher Education Group Ltd.	80,000	40,922
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	19,930
	China Nonferrous Mining Corp. Ltd.	140,000	76,517
*	China Oil & Gas Group Ltd.	1,080,000	39,969
	China Oilfield Services Ltd., Class H	312,000	378,154
	China Oriental Group Co. Ltd.	334,000	68,732
	China Overseas Grand Oceans Group Ltd.	322,590	150,527
	China Publishing & Media Co. Ltd., Class A	10,200	7,531
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	97,461
*	China Rare Earth Holdings Ltd.	348,000	25,759
	China Reinsurance Group Corp., Class H	963,000	73,927
#Ω	China Renaissance Holdings Ltd.	44,400	59,087

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	6,200	$33,300
	China Resources Cement Holdings Ltd.	402,000	232,486
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	42,030
	China Resources Gas Group Ltd.	140,800	592,097
	China Resources Medical Holdings Co. Ltd.	161,000	126,013
Ω	China Resources Pharmaceutical Group Ltd.	280,000	210,909
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,700	33,858
	China Risun Group Ltd.	163,000	78,687
*	China Ruifeng Renewable Energy Holdings Ltd.	420,000	2,682
	China Sanjiang Fine Chemicals Co. Ltd.	149,000	31,977
#*	China Shanshui Cement Group Ltd.	272,000	60,374
*Ω	China Shengmu Organic Milk Ltd.	453,000	19,382
	China Shineway Pharmaceutical Group Ltd.	66,000	61,618
#	China Shuifa Singyes Energy Holdings Ltd.	56,000	7,225
#*	China South City Holdings Ltd.	1,172,000	85,276
	China South Publishing & Media Group Co. Ltd., Class A	30,700	44,808
*	China Southern Airlines Co. Ltd., Class H	36,000	23,914
	China Starch Holdings Ltd.	685,000	22,354
	China State Construction International Holdings Ltd.	210,000	251,526
	China Sunshine Paper Holdings Co. Ltd.	117,500	31,855
	China Taiping Insurance Holdings Co. Ltd.	267,400	370,357
#*	China Tianrui Group Cement Co. Ltd.	72,000	55,462
	China Tianying, Inc., Class A	40,700	33,362
	China Traditional Chinese Medicine Holdings Co. Ltd.	568,000	272,135
*	China TransInfo Technology Co. Ltd., Class A	33,300	49,954
*	China Travel International Investment Hong Kong Ltd.	428,000	91,384
	China Tungsten & Hightech Materials Co. Ltd., Class A	12,600	30,693
	China West Construction Group Co. Ltd., Class A	12,600	15,080
	China XLX Fertiliser Ltd.	90,000	52,642
	China Yongda Automobiles Services Holdings Ltd.	176,500	152,640
#*	China Zheshang Bank Co. Ltd., Class H	297,000	108,411
*††	China Zhongwang Holdings Ltd.	360,400	14,478
	Chinasoft International Ltd.	492,000	432,553
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,600	16,469
	Chongqing Department Store Co. Ltd., Class A	2,400	8,600
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	16,320	43,598
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	10,449
	Chongqing Rural Commercial Bank Co. Ltd., Class H	591,000	213,497
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	28,392
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	18,461
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,500	35,545
#	CIFI Ever Sunshine Services Group Ltd.	108,000	59,311
	CIMC Enric Holdings Ltd.	128,000	143,661
Ω	CIMC Vehicles Group Co. Ltd., Class H	17,000	11,148
	Cinda Real Estate Co. Ltd., Class A	18,100	15,063
*	CITIC Guoan Information Industry Co. Ltd., Class A	74,802	28,866
	CITIC Resources Holdings Ltd.	674,000	42,639
	City Development Environment Co. Ltd., Class A	17,280	26,565
*	CMGE Technology Group Ltd.	174,000	44,100
	CMST Development Co. Ltd., Class A	27,600	20,912
*	CNFinance Holdings Ltd., ADR	7,137	14,203
	CNHTC Jinan Truck Co. Ltd., Class A	15,860	38,305
	CNOOC Energy Technology & Services Ltd., Class A	72,700	34,463
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	10,800	25,600
	COFCO Biotechnology Co. Ltd., Class A	17,700	22,805
	COFCO Joycome Foods Ltd.	359,000	116,561
*††	Colour Life Services Group Co. Ltd.	116,194	3,445
	Concord New Energy Group Ltd.	1,220,000	118,474
	Consun Pharmaceutical Group Ltd.	112,000	59,096

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Coolpad Group Ltd.	1,560,000	$13,756
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	113,172
#	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	38,154
	COSCO SHIPPING Ports Ltd.	349,188	264,163
	Country Garden Holdings Co. Ltd.	1,195,000	448,401
	CPMC Holdings Ltd.	118,000	67,647
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	32,883
*	Crazy Sports Group Ltd.	562,000	17,729
	CSG Holding Co. Ltd., Class A	37,592	40,432
#	CSSC Hong Kong Shipping Co. Ltd.	300,000	49,422
	CTS International Logistics Corp. Ltd., Class A	20,600	32,503
	Da Ming International Holdings Ltd.	28,000	7,049
	Daan Gene Co. Ltd., Class A	10,700	25,229
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	31,544
	Dare Power Dekor Home Co. Ltd., Class A	11,500	16,084
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	25,701
	Dazzle Fashion Co. Ltd., Class A	5,300	12,262
	DBG Technology Co. Ltd., Class A	9,400	13,691
	Dexin China Holdings Co. Ltd.	108,000	10,453
	DHC Software Co. Ltd., Class A	40,200	36,944
	Dian Diagnostics Group Co. Ltd., Class A	6,600	26,204
	Digital China Group Co. Ltd., Class A	3,600	13,109
	Digital China Holdings Ltd.	134,000	68,343
	Digital China Information Service Co. Ltd., Class A	13,800	23,895
	Dong-E-E-Jiao Co. Ltd., Class A	5,600	36,557
	Dongfang Electric Corp. Ltd., Class H	69,800	124,666
	Dongfeng Motor Group Co. Ltd., Class H	556,000	331,496
	Dongguan Development Holdings Co. Ltd., Class A	20,800	29,046
	Dongxing Securities Co. Ltd., Class A	33,900	42,031
	Dongyue Group Ltd.	255,000	305,279
*	DouYu International Holdings Ltd., ADR	20,175	36,719
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	16,018
	East Group Co. Ltd., Class A	19,900	21,946
	E-Commodities Holdings Ltd.	174,000	36,701
	Edvantage Group Holdings Ltd.	51,860	26,380
	EEKA Fashion Holdings Ltd.	11,500	15,419
	Essex Bio-technology Ltd.	59,000	32,152
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	29,599
	EVA Precision Industrial Holdings Ltd.	196,000	29,345
#Ω	Everbright Securities Co. Ltd., Class H	65,200	48,855
*Ω	Everest Medicines Ltd.	24,500	78,279
*	Fang Holdings Ltd., ADR	961	577
*	Fangda Carbon New Material Co. Ltd., Class A	35,300	34,478
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	21,915
#	Fanhua, Inc., Sponsored ADR	6,773	52,559
	Far East Horizon Ltd.	310,000	280,015
	FAWER Automotive Parts Co. Ltd., Class A	9,200	6,663
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,100	29,393
*	FIH Mobile Ltd.	660,000	70,011
	Financial Street Holdings Co. Ltd., Class A	33,100	25,706
	FinVolution Group, ADR	17,967	98,639
	First Capital Securities Co. Ltd., Class A	46,400	41,330
	First Tractor Co. Ltd., Class H	42,000	22,926
	Fosun International Ltd.	476,500	442,404
	Fufeng Group Ltd.	313,000	219,651
	Fujian Funeng Co. Ltd., Class A	29,700	54,878
	Fujian Longking Co. Ltd., Class A	15,200	40,889
	Fujian Star-net Communication Co. Ltd., Class A	10,400	32,118
*	Fullshare Holdings Ltd.	2,127,500	31,428

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	4,900	$26,276
	Gansu Qilianshan Cement Group Co. Ltd., Class A	18,300	27,955
	Gansu Shangfeng Cement Co. Ltd., Class A	12,240	22,294
	GCL Energy Technology Co. Ltd.	13,136	21,681
*	GCL Technology Holdings Ltd.	166,000	45,970
*	GDS Holdings Ltd., Class A	134,700	392,800
	Geely Automobile Holdings Ltd.	978,000	1,586,609
	Gemdale Corp., Class A	19,300	28,267
	Gemdale Properties & Investment Corp. Ltd.	1,096,000	95,013
Ω	Genertec Universal Medical Group Co. Ltd.	183,500	112,453
	GF Securities Co. Ltd., Class H	136,600	223,692
	Giant Network Group Co. Ltd., Class A	34,400	49,412
*	Glorious Property Holdings Ltd.	294,000	3,182
*	Golden Eagle Retail Group Ltd.	63,000	32,941
*	Goodbaby International Holdings Ltd.	204,000	19,779
	Grand Pharmaceutical Group Ltd., Class L	189,500	118,097
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	24,755
*	Greattown Holdings Ltd., Class A	33,900	16,670
*	Greatview Aseptic Packaging Co. Ltd.	194,000	53,441
	Greenland Hong Kong Holdings Ltd.	175,000	16,755
	Greentown China Holdings Ltd.	169,500	249,906
	GRG Banking Equipment Co. Ltd., Class A	31,300	47,238
	Guangdong Advertising Group Co. Ltd., Class A	41,100	29,535
	Guangdong Dowstone Technology Co. Ltd., Class A	10,700	26,230
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	12,331
	Guangdong Hybribio Biotech Co. Ltd., Class A	10,500	27,721
	Guangdong Provincial Expressway Development Co. Ltd., Class A	10,100	11,661
	Guangdong South New Media Co. Ltd., Class A	3,700	20,559
	Guangdong Tapai Group Co. Ltd., Class A	17,100	19,371
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,100	16,475
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	31,900	13,822
	Guanghui Energy Co. Ltd., Class A	25,361	38,542
*	Guangshen Railway Co. Ltd., Class H	208,000	36,359
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	26,992
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	45,100	18,057
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	21,800	45,230
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	26,000	75,940
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	50,210
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	19,742
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	8,500	10,381
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	21,880
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	22,500	16,661
*	Guosheng Financial Holding, Inc., Class A	24,900	34,969
	Guoyuan Securities Co. Ltd., Class A	56,500	59,541
*	Hainan Meilan International Airport Co. Ltd., Class H	15,000	45,272
	Haitian International Holdings Ltd.	102,000	313,033
	Haitong Securities Co. Ltd., Class H	538,400	371,402
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	174,000	20,665
*	Hand Enterprise Solutions Co. Ltd., Class A	23,000	33,100
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	37,800	121,191
	Hangcha Group Co. Ltd., Class A	12,000	34,536
	Hangxiao Steel Structure Co. Ltd., Class A	22,600	19,276
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	53,756
	Hangzhou Onechance Tech Corp., Class A	7,700	32,009
	Hangzhou Robam Appliances Co. Ltd., Class A	6,500	28,969
	Han's Laser Technology Industry Group Co. Ltd., Class A	19,100	79,389
*Ω	Harbin Bank Co. Ltd., Class H	451,000	18,111
*	Harbin Electric Co. Ltd., Class H	164,000	84,186
	HBIS Resources Co. Ltd., Class A	11,400	25,304

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Health & Happiness H&H International Holdings Ltd.	45,000	$83,946
#	Hello Group, Inc., Sponsored ADR	26,441	271,020
	Henan Pinggao Electric Co. Ltd., Class A	18,300	23,536
*	Henan Yicheng New Energy Co. Ltd., Class A	20,400	18,133
*	Hengdeli Holdings Ltd.	392,000	10,523
	Hengtong Optic-electric Co. Ltd., Class A	12,800	29,464
	Hengyi Petrochemical Co. Ltd., Class A	45,200	52,325
	Hesteel Co. Ltd., Class A	142,500	50,958
	Hexing Electrical Co. Ltd., Class A	8,300	23,056
*	Hi Sun Technology China Ltd.	390,000	43,799
	Hisense Home Appliances Group Co. Ltd., Class H	77,000	109,285
*	Holitech Technology Co. Ltd., Class A	47,400	20,951
	Homeland Interactive Technology Ltd.	66,000	13,307
*	Hongda Xingye Co. Ltd., Class A	48,800	22,005
*	Honghua Group Ltd.	763,000	24,384
*††Ω	Honworld Group Ltd.	46,500	5,041
Ω	Hope Education Group Co. Ltd.	96,000	9,823
*	Hopefluent Group Holdings Ltd.	28,000	6,274
	Hopson Development Holdings Ltd.	157,058	186,154
*Ω	Hua Hong Semiconductor Ltd.	114,000	440,815
*	Huafon Microfibre Shanghai Technology Co. Ltd.	9,700	5,907
	Huafu Fashion Co. Ltd., Class A	18,000	8,355
	Huagong Tech Co. Ltd., Class A	12,600	35,103
	Huaibei Mining Holdings Co. Ltd., Class A	11,300	22,522
	Huapont Life Sciences Co. Ltd., Class A	18,200	14,506
Ω	Huatai Securities Co. Ltd., Class H	171,600	222,191
	Huaxi Securities Co. Ltd., Class A	25,600	31,039
	Huaxin Cement Co. Ltd., Class A	17,600	42,674
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	25,853
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,200	39,882
	Huishang Bank Corp. Ltd., Class H	31,000	9,764
	Humanwell Healthcare Group Co. Ltd., Class A	11,100	43,743
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	33,126
	Hunan Gold Corp. Ltd., Class A	12,392	28,926
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	10,965
#*	HUYA, Inc., ADR	16,789	92,340
*	Hytera Communications Corp. Ltd., Class A	29,500	24,799
*	HyUnion Holding Co. Ltd., Class A	23,200	28,468
	IKD Co. Ltd., Class A	4,600	16,238
Ω	IMAX China Holding, Inc.	16,100	21,545
	Infore Environment Technology Group Co. Ltd., Class A	41,500	30,038
#*Ω	Ingdan, Inc.	64,000	14,226
*	Inkeverse Group Ltd.	144,000	19,149
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	25,000	48,944
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	15,500	38,579
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	57,100	56,175
	Inner Mongolia Yitai Coal Co. Ltd., Class H	25,400	36,046
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,900	43,785
*	Inspur International Ltd.	54,000	33,224
	Intco Medical Technology Co. Ltd., Class A	7,680	28,479
	IVD Medical Holding Ltd.	28,000	6,972
*	JH Educational Technology, Inc.	44,000	7,500
	Jiangling Motors Corp. Ltd., Class A	13,700	30,624
*	Jiangnan Group Ltd.	598,000	14,601
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	51,700	56,585
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	25,763
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	18,560	11,572
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	14,800	10,277
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,000	27,979

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	$28,641
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	18,300	34,013
	Jiangsu Shagang Co. Ltd., Class A	44,600	28,449
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	13,600	29,361
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	32,520	23,123
	Jiangxi Bank Co. Ltd., Class H	140,500	18,424
	Jiangxi Copper Co. Ltd., Class H	212,000	365,075
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	10,247
	Jiangzhong Pharmaceutical Co. Ltd., Class A	12,900	28,993
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	7,874
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	13,100	30,389
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,400	1,229
	Jinchuan Group International Resources Co. Ltd.	263,000	25,924
	Jinduicheng Molybdenum Co. Ltd., Class A	14,300	30,286
*††	Jingrui Holdings Ltd.	117,000	3,283
	Jinke Smart Services Group Co. Ltd., Class H	21,300	37,839
#*	JinkoSolar Holding Co. Ltd., ADR	7,079	399,114
*	Jinmao Property Services Co. Ltd.	5,740	3,544
	Jinneng Science&Technology Co. Ltd., Class A	7,300	10,622
	Jiuzhitang Co. Ltd., Class A	15,800	21,593
	Jizhong Energy Resources Co. Ltd., Class A	57,400	56,104
	JNBY Design Ltd.	13,000	16,863
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	40,342
	Jointown Pharmaceutical Group Co. Ltd., Class A	24,600	49,444
*	Joy City Property Ltd.	498,000	23,456
#*	Joy Spreader Group, Inc.	184,000	37,379
	JSTI Group, Class A	29,400	25,574
	Ju Teng International Holdings Ltd.	256,000	49,806
*	Juneyao Airlines Co. Ltd., Class A	10,400	23,542
*Ω	JW Cayman Therapeutics Co. Ltd.	38,000	25,792
	JY Grandmark Holdings Ltd.	38,000	6,546
*	Kaiser China Cultural Co. Ltd., Class A	8,000	5,811
*Ω	Kangda International Environmental Co. Ltd.	63,000	4,416
#*	Kasen International Holdings Ltd.	181,000	8,988
*	Keshun Waterproof Technologies Co. Ltd., Class A	18,700	37,698
	Kinetic Development Group Ltd.	546,000	44,590
	Kingboard Holdings Ltd.	119,500	488,138
	Kingboard Laminates Holdings Ltd.	153,500	187,165
	Kingfa Sci & Tech Co. Ltd., Class A	33,200	49,761
	Kingsoft Corp. Ltd.	164,200	604,591
*	Ko Yo Chemical Group Ltd.	252,000	5,121
*	Kong Sun Holdings Ltd.	50,000	385
	Konka Group Co. Ltd., Class A	13,600	9,509
	KPC Pharmaceuticals, Inc., Class A	18,100	45,263
	Kunlun Energy Co. Ltd.	720,000	567,832
	Kunlun Tech Co. Ltd., Class A	19,600	47,810
*	KWG Group Holdings Ltd.	302,000	80,231
	KWG Living Group Holdings Ltd.	164,500	38,640
*	Lakala Payment Co. Ltd., Class A	14,300	35,685
	Lao Feng Xiang Co. Ltd., Class A	10,600	75,741
*	Launch Tech Co. Ltd., Class H	3,500	1,062
	Lee & Man Chemical Co. Ltd.	34,000	29,048
	Lee & Man Paper Manufacturing Ltd.	307,000	134,521
	Lee's Pharmaceutical Holdings Ltd.	36,500	8,928
Ω	Legend Holdings Corp., Class H	98,300	115,134
	Lenovo Group Ltd.	512,000	410,659
*	Leo Group Co. Ltd., Class A	88,700	24,356
*	LexinFintech Holdings Ltd., ADR	27,538	91,426
	Leyard Optoelectronic Co. Ltd., Class A	20,000	18,119

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lianhe Chemical Technology Co. Ltd., Class A	7,700	$20,034
	Liao Ning Oxiranchem, Inc., Class A	21,300	27,448
	Liaoning Port Co. Ltd., Class H	396,000	36,489
	Lier Chemical Co. Ltd., Class A	11,100	31,098
Ω	Longfor Group Holdings Ltd.	9,000	29,737
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	22,831
	Lonking Holdings Ltd.	365,000	74,575
	Luenmei Quantum Co. Ltd., Class A	13,600	13,250
	Luolai Lifestyle Technology Co. Ltd., Class A	9,000	15,727
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	18,100	21,764
	Luxi Chemical Group Co. Ltd., Class A	27,800	55,383
*Ω	Luye Pharma Group Ltd.	289,500	148,715
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	27,173
	Maanshan Iron & Steel Co. Ltd., Class H	314,000	76,667
	Maccura Biotechnology Co. Ltd., Class A	6,500	17,811
*Ω	Maoyan Entertainment	70,400	88,511
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	40,000	37,841
	Metallurgical Corp. of China Ltd., Class H	506,000	114,441
Ω	Midea Real Estate Holding Ltd.	51,200	77,738
	Min Xin Holdings Ltd.	42,000	14,779
	Minmetals Land Ltd.	338,000	23,964
	Minth Group Ltd.	124,000	363,940
	MLS Co. Ltd., Class A	26,700	34,430
*	MMG Ltd.	532,000	172,464
	NanJi E-Commerce Co. Ltd., Class A	39,600	27,546
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,500	22,794
	Nanjing Iron & Steel Co. Ltd., Class A	62,300	32,047
*	Nanjing Sample Technology Co. Ltd., Class H	7,000	4,012
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	21,042
	NavInfo Co. Ltd., Class A	30,700	54,702
	NetDragon Websoft Holdings Ltd.	46,000	106,850
	New China Life Insurance Co. Ltd., Class H	159,600	428,041
*	New World Department Store China Ltd.	54,000	5,920
	Newland Digital Technology Co. Ltd., Class A	8,500	17,922
	Nexteer Automotive Group Ltd.	158,000	114,933
	Nine Dragons Paper Holdings Ltd.	329,000	294,934
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	27,738
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	20,700	45,056
*	Noah Holdings Ltd., Sponsored ADR	4,673	88,460
	North Huajin Chemical Industries Co. Ltd., Class A	26,900	28,951
	Northeast Securities Co. Ltd., Class A	31,000	31,896
	NSFOCUS Technologies Group Co. Ltd., Class A	12,700	23,576
*	Oceanwide Holdings Co. Ltd., Class A	142,700	27,700
	Offshore Oil Engineering Co. Ltd., Class A	53,041	52,393
	Opple Lighting Co. Ltd., Class A	10,173	25,308
	ORG Technology Co. Ltd., Class A	18,200	13,544
*	Orient Group, Inc., Class A	37,500	13,739
	Orient Overseas International Ltd.	19,500	324,145
Ω	Orient Securities Co. Ltd., Class H	116,000	68,497
	Oriental Energy Co. Ltd., Class A	28,500	39,165
	Pacific Online Ltd.	84,000	8,778
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,200	35,582
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	31,400	24,259
	PAX Global Technology Ltd.	118,000	111,528
	PCI Technology Group Co. Ltd., Class A	29,800	25,387
*	Phoenix Media Investment Holdings Ltd.	272,000	12,159
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	26,300	43,975
	Poly Property Group Co. Ltd.	355,560	84,396
	Pou Sheng International Holdings Ltd.	480,000	57,498

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Prinx Chengshan Holding Ltd.	18,000	$15,402
*	PW Medtech Group Ltd.	123,000	9,934
*	Q Technology Group Co. Ltd.	94,000	63,710
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	28,384
	Qingdao Gon Technology Co. Ltd., Class A	3,900	17,835
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	31,601
	Qingdao Rural Commercial Bank Corp., Class A	58,800	25,717
	Qingdao Sentury Tire Co. Ltd., Class A	8,600	37,738
	Qingling Motors Co. Ltd., Class H	156,000	22,680
	Qinhuangdao Port Co. Ltd., Class H	55,000	8,352
#	Radiance Holdings Group Co. Ltd.	119,000	62,246
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	7,381
Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	50,438
#*Ω	Redco Properties Group Ltd.	160,000	31,402
	Renhe Pharmacy Co. Ltd., Class A	38,400	36,548
*	Risen Energy Co. Ltd., Class A	11,200	56,566
*	RiseSun Real Estate Development Co. Ltd., Class A	58,200	18,994
	Riyue Heavy Industry Co. Ltd., Class A	7,500	26,731
	Sailun Group Co. Ltd., Class A	33,000	49,038
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	14,389
	Sansure Biotech, Inc., Class A	4,502	15,316
	Sealand Securities Co. Ltd., Class A	67,800	35,613
*	Seazen Group Ltd.	356,190	138,783
	S-Enjoy Service Group Co. Ltd.	25,000	26,829
	Shaanxi Construction Machinery Co. Ltd., Class A	22,550	20,806
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	14,600	34,033
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	14,864
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	21,700	61,736
*	Shandong Chenming Paper Holdings Ltd., Class H	84,000	28,230
*	Shandong Hi-Speed New Energy Group Ltd.	1,640,000	12,350
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	19,100	21,769
	Shandong Humon Smelting Co. Ltd., Class A	15,300	26,273
	Shandong Linglong Tyre Co. Ltd., Class A	18,600	60,843
	Shandong Publishing & Media Co. Ltd., Class A	31,200	29,647
	Shandong Sun Paper Industry JSC Ltd., Class A	29,819	49,404
	Shandong Xiantan Co. Ltd., Class A	10,050	14,108
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	20,000	16,849
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	83,500	39,090
	Shanghai AJ Group Co. Ltd., Class A	15,600	13,449
	Shanghai Construction Group Co. Ltd., Class A	100,139	39,017
*	Shanghai Electric Group Co. Ltd., Class H	80,000	18,913
	Shanghai Environment Group Co. Ltd., Class A	10,600	14,417
	Shanghai Industrial Holdings Ltd.	88,000	118,602
	Shanghai Industrial Urban Development Group Ltd.	515,200	39,458
	Shanghai Lingang Holdings Corp. Ltd., Class A	16,700	30,485
	Shanghai Maling Aquarius Co. Ltd., Class A	12,900	15,562
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	147,400	259,895
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	8,400	12,367
	Shanghai Tunnel Engineering Co. Ltd., Class A	24,900	19,979
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	26,470
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,000	65,690
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,500	31,015
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	18,933
	Shanxi Blue Flame Holding Co. Ltd., Class A	13,300	17,777
	Shanxi Coking Co. Ltd., Class A	32,110	27,497
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	20,450	35,737
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	9,900	29,090
	Shanxi Securities Co. Ltd., Class A	49,010	43,058
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,400	56,853

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanying International Holding Co. Ltd., Class A	57,700	$21,552
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	121,984
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	210,400	42,723
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,000	14,954
	Shenzhen Airport Co. Ltd., Class A	31,600	34,921
	Shenzhen Aisidi Co. Ltd., Class A	23,200	32,387
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	18,445
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,945	46,446
	Shenzhen Gas Corp. Ltd., Class A	36,200	38,511
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	15,049
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	14,000	10,354
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	12,892
	Shenzhen International Holdings Ltd.	265,200	258,741
	Shenzhen Investment Ltd.	548,068	107,562
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	26,333
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,700	28,837
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	18,300	36,230
	Shenzhen Kinwong Electronic Co. Ltd., Class A	5,900	19,107
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	30,131
	Shenzhen Leaguer Co. Ltd., Class A	24,800	31,975
*	Shenzhen MTC Co. Ltd., Class A	72,200	42,236
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	31,000	15,490
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	56,000	32,020
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	5,800	9,190
	Shenzhen Sunway Communication Co. Ltd., Class A	12,400	32,212
	Shenzhen Tagen Group Co. Ltd., Class A	24,600	21,074
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	24,900	26,158
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	26,863
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	21,280
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	35,700	23,550
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	19,700	17,410
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,400	18,960
*††	Shimao Group Holdings Ltd.	111,000	23,464
	Shoucheng Holdings Ltd.	412,000	99,051
	Shougang Fushan Resources Group Ltd.	332,790	120,544
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	14,120
	Shui On Land Ltd.	643,500	87,157
*	Sichuan Development Lomon Co. Ltd., Class A	31,600	53,850
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	43,479
	Sichuan Hexie Shuangma Co. Ltd., Class A	4,900	19,053
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,293	29,388
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	27,865
	Sihuan Pharmaceutical Holdings Group Ltd.	858,000	109,859
*	Silver Grant International Holdings Group Ltd.	324,000	14,493
*††	Sinic Holdings Group Co. Ltd., Class H	28,000	335
	Sinochem International Corp., Class A	13,700	14,508
	Sinofert Holdings Ltd.	464,000	64,025
*	Sinolink Worldwide Holdings Ltd.	583,200	13,685
	Sinoma International Engineering Co., Class A	21,100	28,645
	Sino-Ocean Group Holding Ltd.	378,000	56,893
	Sinopec Engineering Group Co. Ltd., Class H	209,000	105,350
	Sinopec Kantons Holdings Ltd.	230,000	81,669
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	616,000	110,094
	Sinopharm Group Co. Ltd., Class H	263,200	645,101
	Sino-Platinum Metals Co. Ltd., Class A	10,660	26,142
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	11,473
	Sinotrans Ltd., Class H	393,000	135,565
	Sinotruk Hong Kong Ltd.	148,000	255,885
	Skyworth Digital Co. Ltd., Class A	15,900	36,035

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Skyworth Group Ltd.	274,179	$175,647
	Sobute New Materials Co. Ltd., Class A	3,300	8,110
*	SOHO China Ltd.	381,500	73,913
	Southwest Securities Co. Ltd., Class A	77,300	45,801
	SPIC Industry-Finance Holdings Co. Ltd., Class A	19,500	13,351
*	STO Express Co. Ltd., Class A	22,300	34,590
	Sumavision Technologies Co. Ltd., Class A	19,300	14,869
	Sun Art Retail Group Ltd.	547,500	221,125
*	Sun King Technology Group Ltd.	290,000	77,961
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,500	35,737
	Suning Universal Co. Ltd., Class A	39,700	19,301
*††Ω	Sunshine 100 China Holdings Ltd.	74,000	1,310
*	Sunward Intelligent Equipment Co. Ltd., Class A	14,400	13,274
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	28,615
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	11,300	48,023
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	19,783
	SY Holdings Group Ltd.	77,500	64,620
	Symphony Holdings Ltd.	240,000	26,354
*	Talkweb Information System Co. Ltd., Class A	21,500	22,403
*	Tangrenshen Group Co. Ltd., Class A	14,600	16,941
	Tangshan Jidong Cement Co. Ltd., Class A	27,600	35,538
	TangShan Port Group Co. Ltd., Class A	72,600	30,666
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	24,099
	TCL Electronics Holdings Ltd.	176,000	80,244
*	Tencent Music Entertainment Group, ADR	87,413	733,395
	Tian An China Investment Co. Ltd.	123,000	62,876
	Tian Di Science & Technology Co. Ltd., Class A	49,300	39,008
*††	Tian Shan Development Holding Ltd.	52,000	4,900
	Tiande Chemical Holdings Ltd.	156,000	47,228
	Tiangong International Co. Ltd.	258,000	110,238
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	26,293
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	31,038
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	9,000	42,886
	Tianjin Port Development Holdings Ltd.	526,000	42,923
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	4,600	13,658
	Tianjin Teda Co. Ltd., Class A	47,200	28,850
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,400	10,752
	Tianma Microelectronics Co. Ltd., Class A	15,600	21,831
#	Tianneng Power International Ltd.	122,000	180,808
	Tianshui Huatian Technology Co. Ltd., Class A	37,500	49,702
*	Tibet Water Resources Ltd.	477,000	25,542
	TK Group Holdings Ltd.	26,000	5,361
	Tomson Group Ltd.	80,000	17,529
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	84,307
*	Tongdao Liepin Group	25,600	35,106
*	TongFu Microelectronics Co. Ltd., Class A	14,500	39,537
*	Tongguan Gold Group Ltd.	112,000	6,075
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	18,531
	Tongling Nonferrous Metals Group Co. Ltd., Class A	93,400	48,504
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	22,951
	Topsec Technologies Group, Inc., Class A	14,700	24,174
	Transfar Zhilian Co. Ltd., Class A	38,900	34,859
*	Trigiant Group Ltd.	210,000	10,611
	TRS Information Technology Corp. Ltd., Class A	11,500	28,365
	Truking Technology Ltd., Class A	11,700	28,482
	Truly International Holdings Ltd.	366,000	63,760
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	23,793	12,712
	Unilumin Group Co. Ltd., Class A	12,900	11,544
	United Energy Group Ltd.	176,000	17,309

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	14,300	$35,747
	Valiant Co. Ltd., Class A	13,000	33,877
	Victory Giant Technology Huizhou Co. Ltd., Class A	11,700	24,711
*	Vipshop Holdings Ltd., ADR	58,456	904,314
	Visual China Group Co. Ltd., Class A	11,400	25,876
#*Ω	Viva Biotech Holdings	103,500	24,625
*	Vnet Group, Inc., ADR	17,862	105,029
	Wangneng Environment Co. Ltd., Class A	10,100	28,363
	Wangsu Science & Technology Co. Ltd., Class A	28,600	24,589
	Wanguo International Mining Group Ltd.	78,000	19,793
	Wanxiang Qianchao Co. Ltd., Class A	109,100	85,065
	Wasion Holdings Ltd.	124,000	45,508
	Wasu Media Holding Co. Ltd., Class A	14,000	16,014
*	Weibo Corp., Sponsored ADR	8,697	197,857
*	Weibo Corp., Class A	1,780	40,244
	Weichai Power Co. Ltd., Class H	309,000	466,617
	Weifu High-Technology Group Co. Ltd., Class A	12,200	33,760
	Weiqiao Textile Co., Class H	68,500	13,983
*	Wellhope Foods Co. Ltd., Class A	18,200	33,821
	West China Cement Ltd.	394,000	48,302
	Western Securities Co. Ltd., Class A	82,226	81,024
	Wharf Holdings Ltd.	220,000	573,129
*	Wison Engineering Services Co. Ltd.	126,000	8,862
	Wolong Electric Group Co. Ltd., Class A	12,900	26,004
	Wuchan Zhongda Group Co. Ltd., Class A	50,940	37,037
	Wuhu Token Science Co. Ltd., Class A	41,900	40,810
	Wuling Motors Holdings Ltd.	110,000	12,964
	Wushang Group Co. Ltd., Class A	19,800	32,216
	Wuxi Boton Technology Co. Ltd., Class A	4,200	8,892
	Wuxi Taiji Industry Co. Ltd., Class A	24,500	19,600
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	27,000	28,930
	Xiamen Bank Co. Ltd., Class A	24,700	21,138
	Xiamen C & D, Inc., Class A	14,208	27,975
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	9,400	12,093
	Xiamen ITG Group Corp. Ltd., Class A	23,400	27,020
	Xiamen Xiangyu Co. Ltd., Class A	24,200	39,476
	Xiangcai Co. Ltd., Class A	17,700	25,194
	Xianhe Co. Ltd., Class A	3,200	15,171
*	Xinchen China Power Holdings Ltd.	207,000	10,213
	Xinfengming Group Co. Ltd., Class A	14,000	25,913
	Xingda International Holdings Ltd.	223,372	46,438
	Xingfa Aluminium Holdings Ltd.	20,000	23,374
*	Xinhu Zhongbao Co. Ltd., Class A	112,100	44,395
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	45,194
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	122,478	125,134
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	27,669
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	38,996
	Xinte Energy Co. Ltd., Class H	64,000	134,208
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	44,278
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	22,900	42,812
	Xinyi Energy Holdings Ltd.	305,334	112,339
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	25,250
	Xuji Electric Co. Ltd., Class A	11,800	39,445
*	Xunlei Ltd., ADR	18,989	39,877
*	Yanchang Petroleum International Ltd.	1,580,000	12,575
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	20,000	38,047
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	35,075
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	19,500	54,212
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	12,300	59,190

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yashili International Holdings Ltd.	201,000	$28,685
	Yeebo International Holdings Ltd.	46,000	17,789
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	54,210
*	Yifan Pharmaceutical Co. Ltd., Class A	20,200	38,828
	Yintai Gold Co. Ltd., Class A	27,000	50,030
	Yip's Chemical Holdings Ltd.	28,000	11,907
*	Yiren Digital Ltd., Sponsored ADR	15,061	49,551
#*Ω	Yixin Group Ltd.	320,500	43,915
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	29,325
	Youngor Group Co. Ltd., Class A	54,700	52,468
*	Youzu Interactive Co. Ltd., Class A	12,600	20,374
	Yuexiu Property Co. Ltd.	243,600	354,367
	Yunnan Copper Co. Ltd., Class A	22,400	43,883
	Yunnan Tin Co. Ltd., Class A	17,600	39,785
	ZBOM Home Collection Co. Ltd., Class A	5,500	24,726
*	Zhaojin Mining Industry Co. Ltd., Class H	32,000	36,826
	Zhefu Holding Group Co. Ltd., Class A	85,000	51,928
*	Zhejiang Century Huatong Group Co. Ltd., Class A	107,700	63,489
	Zhejiang China Commodities City Group Co. Ltd., Class A	50,200	37,992
	Zhejiang Communications Technology Co. Ltd.	11,800	10,177
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	32,741
	Zhejiang Hailiang Co. Ltd., Class A	21,600	39,967
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	19,221
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	42,336
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	18,826
*	Zhejiang Jingu Co. Ltd., Class A	16,100	16,036
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	46,391
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	10,492	26,556
	Zhejiang Juhua Co. Ltd., Class A	15,100	37,108
	Zhejiang Medicine Co. Ltd., Class A	8,405	15,583
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	25,480	14,288
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	1,198	13,304
	Zhejiang Runtu Co. Ltd., Class A	10,300	11,419
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	27,655
	Zhejiang Southeast Space Frame Co. Ltd., Class A	35,400	35,731
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	4,900	18,348
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	21,700	21,707
	Zhejiang Wanma Co. Ltd., Class A	25,300	34,634
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	24,762
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	8,800	21,431
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,300	31,467
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	37,632
*	Zhong An Group Ltd.	490,000	15,357
	Zhongji Innolight Co. Ltd., Class A	6,300	27,228
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	27,587
	Zhongsheng Group Holdings Ltd.	5,000	28,291
*	Zhongtian Financial Group Co. Ltd., Class A	95,600	19,964
*Ω	Zhongyuan Bank Co. Ltd., Class H	501,000	42,302
*	Zhuguang Holdings Group Co. Ltd.	252,000	25,425
	Zhuhai Huafa Properties Co. Ltd., Class A	22,848	31,569
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	19,100	21,310
	Zhuzhou CRRC Times Electric Co. Ltd.	25,300	134,782
	Zhuzhou Kibing Group Co. Ltd., Class A	31,600	56,346
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,820	32,082
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	218,000	121,270
TOTAL CHINA			55,413,517
COLOMBIA — (0.0%)
	Cementos Argos SA	3,816	2,626

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
*	Corp. Financiera Colombiana SA	2,608	$8,937
	Grupo Argos SA	22,081	44,289
	Mineros SA	58,523	28,704
TOTAL COLOMBIA			84,556
GREECE — (0.5%)
*	Alpha Services & Holdings SA	88,556	120,656
	Autohellas Tourist & Trading SA	1,238	13,890
	Bank of Greece	2,693	50,592
	ElvalHalcor SA	8,527	16,121
	Fourlis Holdings SA	7,278	28,807
	GEK Terna Holding Real Estate Construction SA	5,519	74,952
	Hellenic Energy Holdings SA	8,289	69,974
	Intracom Holdings SA	5,005	9,895
	JUMBO SA	10,150	182,271
*	LAMDA Development SA	9,148	62,564
	Motor Oil Hellas Corinth Refineries SA	8,499	207,697
*	Piraeus Financial Holdings SA	61,528	127,429
	Plastika Kritis SA	839	14,159
	Sarantis SA	1,736	14,529
	Thrace Plastics Holding & Co.	2,454	11,736
	Titan Cement International SA	5,440	86,584
TOTAL GREECE			1,091,856
INDIA — (16.9%)
	360 ONE WAM Ltd.	4,931	110,513
*	3i Infotech Ltd.	18,405	8,590
	Aarti Drugs Ltd.	8,035	39,653
	Aarti Industries Ltd.	15,397	101,695
*	Aarti Pharmalabs Ltd.	3,849	12,866
	ACC Ltd.	11,413	275,749
	Action Construction Equipment Ltd.	8,035	32,931
	Adani Enterprises Ltd.	6,427	232,349
*	Adani Transmission Ltd.	9,332	201,502
	ADF Foods Ltd.	2,302	21,529
*	Aditya Birla Capital Ltd.	73,935	127,976
	Advanced Enzyme Technologies Ltd.	4,364	14,950
	Aegis Logistics Ltd.	20,735	96,600
	AGI Greenpac Ltd.	3,184	12,769
	Agro Tech Foods Ltd.	1,967	21,798
	Ahluwalia Contracts India Ltd.	2,928	18,129
	AIA Engineering Ltd.	5,612	188,311
	Ajanta Pharma Ltd.	5,493	81,287
	Alembic Ltd.	6,876	5,812
	Alembic Pharmaceuticals Ltd.	8,442	55,726
	Alkem Laboratories Ltd.	2,747	101,293
	Allcargo Logistics Ltd.	7,469	38,264
	Amara Raja Batteries Ltd.	13,772	96,351
*	Amber Enterprises India Ltd.	1,207	28,214
	Ambuja Cements Ltd.	29,232	144,424
	Anant Raj Ltd.	16,935	23,242
	Andhra Sugars Ltd.	8,815	14,160
	Apar Industries Ltd.	3,450	71,349
	APL Apollo Tubes Ltd.	2,617	36,953
	Apollo Tyres Ltd.	58,316	229,737
*	Arvind Ltd.	22,037	22,883
	Asahi India Glass Ltd.	4,547	28,553
	Ashiana Housing Ltd.	6,134	10,574

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ashok Leyland Ltd.	153,980	$282,277
*	Ashoka Buildcon Ltd.	22,830	23,231
*Ω	Aster DM Healthcare Ltd.	20,067	52,353
	Astra Microwave Products Ltd.	12,431	41,877
Ω	AU Small Finance Bank Ltd.	12,513	95,338
	Aurobindo Pharma Ltd.	41,324	207,043
	Automotive Axles Ltd.	879	27,234
	Avanti Feeds Ltd.	6,008	28,286
	Bajaj Consumer Care Ltd.	16,837	35,124
*	Bajaj Hindusthan Sugar Ltd.	120,090	22,028
	Bajaj Holdings & Investment Ltd.	4,186	301,804
	Balkrishna Industries Ltd.	11,063	301,102
	Balmer Lawrie & Co. Ltd.	10,274	15,087
	Balrampur Chini Mills Ltd.	24,145	111,882
*Ω	Bandhan Bank Ltd.	29,272	87,808
	Bank of Baroda	168,571	349,032
	Bank of India	87,859	90,147
	Bank of Maharashtra	86,887	32,776
	Bannari Amman Sugars Ltd.	715	24,146
	BASF India Ltd.	1,446	43,512
	BEML Ltd.	5,792	67,850
	Bhansali Engineering Polymers Ltd.	21,993	28,872
	Bharat Bijlee Ltd.	517	16,198
	Bharat Dynamics Ltd.	3,645	42,572
	Bharat Electronics Ltd.	428,979	500,974
	Bharat Forge Ltd.	37,274	400,400
	Bharat Heavy Electricals Ltd.	142,805	137,938
	Biocon Ltd.	50,204	145,017
	Birla Corp. Ltd.	5,943	66,021
	Birlasoft Ltd.	20,308	75,526
	Bombay Burmah Trading Co.	3,632	39,370
	Bosch Ltd.	925	194,022
	Brigade Enterprises Ltd.	17,911	100,440
	Brightcom Group Ltd.	73,358	22,534
	BSE Ltd.	10,806	67,957
*	Camlin Fine Sciences Ltd.	4,534	8,730
	Can Fin Homes Ltd.	9,536	66,303
	Canara Bank	71,759	268,268
*	Capacit'e Infraprojects Ltd.	12,960	23,726
	Caplin Point Laboratories Ltd.	4,054	34,528
	Carborundum Universal Ltd.	7,744	91,455
	Care Ratings Ltd.	2,317	17,382
	CCL Products India Ltd.	7,811	51,775
	Ceat Ltd.	5,123	98,356
*	Central Bank of India Ltd.	83,987	31,103
	Century Enka Ltd.	2,942	14,779
	Century Plyboards India Ltd.	2,114	13,432
	Century Textiles & Industries Ltd.	8,265	71,393
	Cera Sanitaryware Ltd.	209	13,455
	Chambal Fertilisers & Chemicals Ltd.	30,634	118,205
	Cholamandalam Financial Holdings Ltd.	15,121	110,060
	Cholamandalam Investment & Finance Co. Ltd.	54,401	472,879
	Cigniti Technologies Ltd.	1,547	11,409
	Cipla Ltd.	56,439	704,971
	City Union Bank Ltd.	72,177	140,171
*	Clariant Chemicals India Ltd.	2,356	9,598
Ω	Cochin Shipyard Ltd.	9,606	60,149
	Container Corp. of India Ltd.	40,331	311,873
	Coromandel International Ltd.	17,834	195,708

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cosmo First Ltd.	2,553	$22,213
*	CreditAccess Grameen Ltd.	7,682	81,195
*	CSB Bank Ltd.	13,783	42,115
	Cummins India Ltd.	5,558	97,778
	Cyient Ltd.	10,301	111,608
*	D B Realty Ltd.	14,432	13,356
	Dalmia Bharat Ltd.	13,110	283,288
	Dalmia Bharat Sugar & Industries Ltd.	1,619	7,077
	DCB Bank Ltd.	57,328	81,230
	DCM Shriram Ltd.	5,586	59,340
	DCW Ltd.	20,413	12,099
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	65,227
	Delta Corp. Ltd.	17,415	42,068
*	Dhampur Bio Organics Ltd.	5,029	10,023
	Dhampur Sugar Mills Ltd.	5,029	14,001
*	Dhani Services Ltd.	24,787	10,333
	Dhanuka Agritech Ltd.	1,649	13,712
Ω	Dilip Buildcon Ltd.	2,926	7,679
*	Dish TV India Ltd.	232,134	45,739
*	Dishman Carbogen Amcis Ltd.	4,884	5,085
	Dr Reddy's Laboratories Ltd., ADR	14,776	794,949
	Dr Reddy's Laboratories Ltd.	2,532	134,774
	Dwarikesh Sugar Industries Ltd.	25,698	29,296
	Dynamatic Technologies Ltd.	483	14,556
	eClerx Services Ltd.	3,270	57,921
	Edelweiss Financial Services Ltd.	91,879	75,236
	EID Parry India Ltd.	13,557	90,898
*	EIH Ltd.	31,373	62,679
	Electrosteel Castings Ltd.	67,971	30,649
Ω	Endurance Technologies Ltd.	4,098	73,537
	Engineers India Ltd.	54,368	58,542
	EPL Ltd.	16,493	31,590
*Ω	Equitas Small Finance Bank Ltd.	64,024	42,862
Ω	Eris Lifesciences Ltd.	5,181	38,673
	Escorts Kubota Ltd.	7,272	186,638
*	Eveready Industries India Ltd.	3,796	15,965
	Excel Industries Ltd.	810	10,703
	Exide Industries Ltd.	61,622	136,770
*	FDC Ltd.	8,694	28,319
	Federal Bank Ltd.	279,886	462,019
	FIEM Industries Ltd.	1,275	25,545
	Filatex India Ltd.	35,132	18,914
	Finolex Cables Ltd.	10,965	74,701
	Finolex Industries Ltd.	45,245	95,242
	Firstsource Solutions Ltd.	40,640	53,973
	Force Motors Ltd.	534	9,434
*	Fortis Healthcare Ltd.	67,232	231,754
	Gabriel India Ltd.	14,644	31,893
	GAIL India Ltd.	419,667	491,282
*	Ganesh Housing Corp. Ltd.	2,074	8,960
	Gateway Distriparks Ltd.	29,308	22,972
*	Gati Ltd.	4,650	8,154
Ω	General Insurance Corp. of India	24,414	55,074
	Genus Power Infrastructures Ltd.	30,175	34,407
	GHCL Ltd.	12,047	72,325
	GIC Housing Finance Ltd.	4,685	11,315
	Glenmark Pharmaceuticals Ltd.	25,269	118,718
	Godawari Power & Ispat Ltd.	4,936	24,239
	Godfrey Phillips India Ltd.	2,269	53,386

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Godrej Agrovet Ltd.	5,663	$31,266
*	Godrej Industries Ltd.	12,487	66,015
	Goodyear India Ltd.	858	11,601
	Granules India Ltd.	23,190	84,004
	Graphite India Ltd.	13,925	59,917
	Great Eastern Shipping Co. Ltd.	17,366	136,564
	Greaves Cotton Ltd.	10,604	18,925
	Greenpanel Industries Ltd.	2,998	11,887
	Greenply Industries Ltd.	3,563	6,140
	Gujarat Alkalies & Chemicals Ltd.	4,036	33,986
	Gujarat Ambuja Exports Ltd.	11,275	35,431
	Gujarat Fluorochemicals Ltd.	3,623	122,882
	Gujarat Mineral Development Corp. Ltd.	17,056	29,926
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,135	81,782
	Gujarat Pipavav Port Ltd.	41,924	48,386
	Gujarat State Fertilizers & Chemicals Ltd.	27,487	43,800
	Gujarat State Petronet Ltd.	48,339	159,299
	Gulf Oil Lubricants India Ltd.	1,818	9,632
*	Hathway Cable & Datacom Ltd.	33,898	6,758
	HBL Power Systems Ltd.	13,146	15,967
*	HealthCare Global Enterprises Ltd.	7,253	25,093
	HEG Ltd.	2,638	33,688
	HeidelbergCement India Ltd.	9,938	21,299
	Heritage Foods Ltd.	7,446	13,903
	Hero MotoCorp Ltd.	16,291	552,158
	HFCL Ltd.	136,955	117,130
	HG Infra Engineering Ltd.	2,995	24,791
	Hikal Ltd.	4,944	21,963
	HIL Ltd.	799	24,596
	Himadri Speciality Chemical Ltd.	40,762	46,815
	Himatsingka Seide Ltd.	12,730	11,235
	Hinduja Global Solutions Ltd.	3,488	56,021
	Hindustan Aeronautics Ltd.	5,635	176,946
	Hindustan Copper Ltd.	7,628	11,550
	Honda India Power Products Ltd.	495	12,579
	Huhtamaki India Ltd.	3,724	8,904
	I G Petrochemicals Ltd.	3,372	20,007
	ICRA Ltd.	640	35,199
*	IDFC First Bank Ltd.	515,636	369,636
	IDFC Ltd.	201,826	211,442
*	IFB Industries Ltd.	799	8,314
	IIFL Finance Ltd.	23,238	145,924
	IIFL Securities Ltd.	14,244	12,001
	India Cements Ltd.	29,087	69,142
	India Glycols Ltd.	2,660	22,273
*	Indiabulls Housing Finance Ltd.	52,146	78,881
*	Indiabulls Real Estate Ltd.	46,996	41,981
	Indian Bank	44,284	166,010
	Indian Hotels Co. Ltd.	60,046	222,302
*	Indian Overseas Bank	370,095	129,867
	Indian Railway Catering & Tourism Corp. Ltd.	16,787	131,409
Ω	Indian Railway Finance Corp. Ltd.	266,415	108,248
	Indo Count Industries Ltd.	9,730	15,114
	Indoco Remedies Ltd.	2,313	9,274
	Indus Towers Ltd.	101,383	190,000
	IndusInd Bank Ltd.	46,184	614,123
	Infibeam Avenues Ltd.	109,480	23,030
	Info Edge India Ltd.	464	20,986
*	Inox Wind Ltd.	5,553	6,487

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Insecticides India Ltd.	1,868	$14,392
	Intellect Design Arena Ltd.	7,781	42,141
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	18,062
	Ipca Laboratories Ltd.	18,528	193,090
Ω	IRCON International Ltd.	15,857	11,761
	ISGEC Heavy Engineering Ltd.	2,819	14,949
	ITD Cementation India Ltd.	21,907	29,967
*	ITI Ltd.	7,263	9,142
	J Kumar Infraprojects Ltd.	8,134	27,067
	Jagran Prakashan Ltd.	24,003	21,421
	Jai Corp. Ltd.	16,491	27,480
*	Jaiprakash Associates Ltd.	283,029	31,613
*	Jammu & Kashmir Bank Ltd.	45,969	31,149
	Jamna Auto Industries Ltd.	11,539	14,844
	JB Chemicals & Pharmaceuticals Ltd.	1,517	37,882
	Jindal Poly Films Ltd.	3,096	27,296
	Jindal Saw Ltd.	36,624	56,003
*	Jindal Stainless Hisar Ltd.	14,848	83,549
*	Jindal Stainless Ltd.	25,129	78,818
	Jindal Steel & Power Ltd.	67,480	485,251
	JK Cement Ltd.	5,213	172,698
	JK Lakshmi Cement Ltd.	9,249	83,035
	JK Paper Ltd.	13,452	67,838
	JK Tyre & Industries Ltd.	16,774	34,391
	JM Financial Ltd.	85,680	68,350
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	848	11,098
	JSW Energy Ltd.	106,314	310,264
	JTEKT India Ltd.	11,048	18,500
	Jubilant Ingrevia Ltd.	16,322	97,127
	Jubilant Pharmova Ltd.	12,752	55,862
*	Just Dial Ltd.	2,955	23,061
	Jyothy Labs Ltd.	29,185	73,148
	Kalpataru Power Transmission Ltd.	11,248	70,318
	Kalyani Steels Ltd.	5,570	22,725
	Kansai Nerolac Paints Ltd.	8,677	44,861
	Karnataka Bank Ltd.	66,443	117,284
	Karur Vysya Bank Ltd.	70,147	92,662
	Kaveri Seed Co. Ltd.	2,664	17,263
	KCP Ltd.	12,677	16,059
	KEC International Ltd.	15,776	87,662
	KEI Industries Ltd.	6,721	133,284
	Kennametal India Ltd.	656	17,600
*	Kesoram Industries Ltd.	43,543	30,453
	Kewal Kiran Clothing Ltd.	1,817	9,786
*	Kiri Industries Ltd.	469	1,620
	Kirloskar Brothers Ltd.	5,543	21,756
	Kirloskar Ferrous Industries Ltd.	3,087	14,263
	Kirloskar Oil Engines Ltd.	9,660	37,080
	KNR Constructions Ltd.	15,834	47,475
	Kolte-Patil Developers Ltd.	6,966	23,972
	Kovai Medical Center & Hospital	977	20,549
	KPIT Technologies Ltd.	15,845	147,772
	KPR Mill Ltd.	10,640	68,530
	KRBL Ltd.	9,700	46,903
	KSB Ltd.	2,564	57,334
	L&T Finance Holdings Ltd.	87,018	95,085
	LA Opala RG Ltd.	3,233	14,917
	Lakshmi Machine Works Ltd.	280	38,795
	LG Balakrishnan & Bros Ltd.	4,876	41,219

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	LIC Housing Finance Ltd.	59,275	$291,352
	Linde India Ltd.	771	31,384
	LT Foods Ltd.	25,353	35,794
	Lumax Auto Technologies Ltd.	4,144	11,490
	Lupin Ltd.	26,855	242,432
*	LUX Industries Ltd.	482	8,658
	Maharashtra Scooters Ltd.	720	38,935
	Maharashtra Seamless Ltd.	9,160	35,736
	Mahindra & Mahindra Financial Services Ltd.	102,171	291,417
	Mahindra CIE Automotive Ltd.	20,010	96,564
	Mahindra Lifespace Developers Ltd.	12,243	52,073
	Maithan Alloys Ltd.	646	8,242
	Man Infraconstruction Ltd.	20,147	18,272
	Manappuram Finance Ltd.	80,639	113,729
	Mangalam Cement Ltd.	1,802	6,282
	Marksans Pharma Ltd.	51,545	40,462
Ω	MAS Financial Services Ltd.	2,939	28,593
	Mayur Uniquoters Ltd.	2,174	11,141
	Mazagon Dock Shipbuilders Ltd.	3,955	38,467
*	Meghmani Finechem Ltd.	2,451	31,571
	Meghmani Organics Ltd.	26,079	31,774
	Minda Corp. Ltd.	8,248	21,638
*	Mirza International Ltd.	3,030	9,151
Ω	Mishra Dhatu Nigam Ltd.	11,441	29,639
	MM Forgings Ltd.	1,219	13,065
	MOIL Ltd.	10,893	22,258
	Monte Carlo Fashions Ltd.	1,697	13,364
*	Morepen Laboratories Ltd.	27,770	9,815
	Motherson Sumi Wiring India Ltd.	169,443	107,326
	Motilal Oswal Financial Services Ltd.	5,968	50,005
	Mphasis Ltd.	7,767	198,199
	MRF Ltd.	327	364,331
	Mrs Bectors Food Specialities Ltd.	2,548	14,813
	Multi Commodity Exchange of India Ltd.	3,204	59,370
	Muthoot Finance Ltd.	16,535	212,378
	Natco Pharma Ltd.	11,479	75,194
	National Aluminium Co. Ltd.	131,702	134,748
	Nava Ltd.	21,905	62,538
	Navneet Education Ltd.	13,812	18,921
	NBCC India Ltd.	92,842	41,791
	NCC Ltd.	75,278	83,862
	NESCO Ltd.	3,096	22,094
	Neuland Laboratories Ltd.	1,011	18,581
	NIIT Ltd.	11,898	47,663
	Nilkamal Ltd.	1,015	23,190
Ω	Nippon Life India Asset Management Ltd.	18,020	54,931
	NMDC Ltd.	99,766	151,528
††	Nmdc Steel Ltd.	99,766	35,162
	NOCIL Ltd.	20,106	51,438
	NRB Bearings Ltd.	5,264	9,396
	Oberoi Realty Ltd.	18,904	189,921
	OnMobile Global Ltd.	12,824	13,990
	Oracle Financial Services Software Ltd.	3,395	126,711
	Orient Cement Ltd.	21,919	33,103
	Oriental Carbon & Chemicals Ltd.	1,456	13,215
	Paisalo Digital Ltd.	37,330	35,109
	Panama Petrochem Ltd.	4,921	19,647
*	Patel Engineering Ltd.	35,554	7,706
*	PC Jeweller Ltd.	55,461	34,359

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PCBL Ltd.	24,419	$35,886
	Persistent Systems Ltd.	508	29,240
	Petronet LNG Ltd.	133,201	355,555
	Phoenix Mills Ltd.	12,621	215,203
	Piramal Enterprises Ltd.	18,050	189,754
*	Piramal Pharma Ltd.	72,200	92,452
*Ω	PNB Housing Finance Ltd.	9,491	64,816
	PNC Infratech Ltd.	9,087	36,677
	Polyplex Corp. Ltd.	2,859	53,325
	Poonawalla Fincorp Ltd.	33,052	121,262
	Power Finance Corp. Ltd.	177,077	308,117
	Power Mech Projects Ltd.	608	14,047
	Praj Industries Ltd.	6,095	25,730
*	Prakash Industries Ltd.	12,834	10,705
Ω	Prataap Snacks Ltd.	1,973	20,499
	Prestige Estates Projects Ltd.	21,865	112,762
*	Pricol Ltd.	18,565	44,701
	Prince Pipes & Fittings Ltd.	1,426	10,839
*	Prism Johnson Ltd.	45,272	57,744
	PTC India Ltd.	49,707	58,763
	Punjab National Bank	305,158	201,285
Ω	Quess Corp. Ltd.	11,307	49,674
	Radico Khaitan Ltd.	2,124	29,413
	Rain Industries Ltd.	35,316	73,374
	Rajesh Exports Ltd.	12,110	129,642
	Rallis India Ltd.	10,770	27,648
	Ramco Cements Ltd.	16,711	138,802
	Ramco Industries Ltd.	6,510	11,687
	Ramkrishna Forgings Ltd.	10,185	34,289
	Rane Holdings Ltd.	1,439	15,254
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	34,145
	Ratnamani Metals & Tubes Ltd.	4,182	114,305
	Raymond Ltd.	6,223	117,292
*Ω	RBL Bank Ltd.	76,650	146,949
	REC Ltd.	223,482	333,486
	Redington Ltd.	94,584	214,972
*	Reliance Power Ltd.	456,424	71,117
	Repco Home Finance Ltd.	8,101	22,863
	Rhi Magnesita India Ltd.	3,748	36,142
	RITES Ltd.	7,490	33,029
	RSWM Ltd.	4,312	9,002
	Rupa & Co. Ltd.	2,488	8,325
	Sagar Cements Ltd.	4,388	11,996
	Samvardhana Motherson International Ltd.	181,546	167,855
	Sangam India Ltd.	4,793	12,530
	Sarda Energy & Minerals Ltd.	1,477	20,096
	Sasken Technologies Ltd.	747	8,372
	Savita Oil Technologies Ltd.	2,310	7,718
	Schaeffler India Ltd.	1,991	65,687
*	SEAMEC Ltd.	684	6,674
*	Sequent Scientific Ltd.	20,460	19,674
	Seshasayee Paper & Boards Ltd.	5,576	19,492
Ω	SH Kelkar & Co. Ltd.	5,846	10,023
	Sharda Cropchem Ltd.	3,090	18,803
	Shilpa Medicare Ltd.	6,393	19,019
	Shipping Corp. of India Ltd.	25,479	41,856
	Shree Cement Ltd.	56	16,263
	Shriram Finance Ltd.	39,190	619,881
*	SIS Ltd.	2,778	12,669

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Siyaram Silk Mills Ltd.	3,502	$21,913
	Sobha Ltd.	8,336	61,366
	Solar Industries India Ltd.	2,143	105,023
*	Solara Active Pharma Sciences Ltd.	2,319	11,693
	Somany Ceramics Ltd.	2,104	13,978
*	South Indian Bank Ltd.	422,529	93,327
*	Spandana Sphoorty Financial Ltd.	3,573	24,777
	SRF Ltd.	58	1,553
*	Star Cement Ltd.	15,455	20,421
	Steel Authority of India Ltd.	186,150	207,661
	Sterlite Technologies Ltd.	22,270	49,638
*	Strides Pharma Science Ltd.	13,715	49,682
*	Subex Ltd.	63,336	26,729
	Subros Ltd.	4,472	16,445
	Sudarshan Chemical Industries Ltd.	2,581	12,186
	Sun TV Network Ltd.	15,404	87,818
	Sundaram Finance Ltd.	9,828	272,395
	Sundaram-Clayton Ltd.	898	51,737
	Sunteck Realty Ltd.	7,768	34,237
	Suprajit Engineering Ltd.	9,703	38,563
	Supreme Petrochem Ltd.	5,220	24,643
	Surya Roshni Ltd.	3,681	28,902
	Sutlej Textiles & Industries Ltd.	10,341	7,588
	Tamil Nadu Newsprint & Papers Ltd.	11,562	34,050
	Tata Chemicals Ltd.	25,676	307,133
	Tata Coffee Ltd.	15,113	39,355
	Tata Consumer Products Ltd.	79,524	710,581
*	Tata Motors Ltd.	10,678	59,388
	Tata Steel Ltd.	29,727	43,744
*Ω	TCNS Clothing Co. Ltd.	1,674	9,983
	TD Power Systems Ltd.	6,975	11,362
	Techno Electric & Engineering Co. Ltd.	10,979	47,409
	Texmaco Rail & Engineering Ltd.	50,683	35,133
	Thermax Ltd.	3,215	75,566
	Thirumalai Chemicals Ltd.	15,759	34,803
*	Thomas Cook India Ltd.	26,493	23,383
	Tide Water Oil Co. India Ltd.	415	5,008
	Time Technoplast Ltd.	25,514	26,765
	Tinplate Co. of India Ltd.	7,848	33,521
*	Titagarh Wagons Ltd.	11,859	33,394
	Transport Corp. of India Ltd.	4,427	34,092
	Trident Ltd.	147,551	62,323
	Triveni Engineering & Industries Ltd.	11,666	40,929
	Triveni Turbine Ltd.	8,371	28,028
	TV Today Network Ltd.	2,698	8,159
*	TV18 Broadcast Ltd.	68,802	28,814
	TVS Srichakra Ltd.	777	31,411
	Uflex Ltd.	6,902	45,913
*	Ugro Capital Ltd.	11,318	21,209
*	Ujjivan Financial Services Ltd.	20,093	65,747
*Ω	Ujjivan Small Finance Bank Ltd.	66,292	23,550
	Unichem Laboratories Ltd.	5,045	21,759
	Union Bank of India Ltd.	147,391	142,746
	UPL Ltd.	78,979	732,191
	Usha Martin Ltd.	30,875	70,773
*	UTI Asset Management Co. Ltd.	5,153	47,360
*	VA Tech Wabag Ltd.	5,913	23,027
	Vaibhav Global Ltd.	6,445	24,125
	Vakrangee Ltd.	84,583	28,064

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Vardhman Textiles Ltd.	16,925	$62,887
*Ω	Varroc Engineering Ltd.	5,366	18,286
	Venky's India Ltd.	752	16,845
	Vesuvius India Ltd.	1,292	25,774
	Vindhya Telelinks Ltd.	1,897	37,758
	Visaka Industries Ltd.	1,904	9,616
*	Vodafone Idea Ltd.	1,094,486	95,917
	Voltamp Transformers Ltd.	496	15,377
	VRL Logistics Ltd.	2,989	19,575
	VST Industries Ltd.	716	26,508
	VST Tillers Tractors Ltd.	516	14,683
	Welspun Corp. Ltd.	18,515	47,875
	Welspun Enterprises Ltd.	15,023	26,803
	Welspun India Ltd.	46,191	37,931
	West Coast Paper Mills Ltd.	7,697	51,164
	Wheels India Ltd.	921	6,311
*	Wockhardt Ltd.	8,985	22,771
*	Wonderla Holidays Ltd.	2,231	9,436
*	Yes Bank Ltd.	110,140	23,301
	Zee Entertainment Enterprises Ltd.	155,262	431,822
*	Zee Media Corp. Ltd.	60,172	9,296
	Zensar Technologies Ltd.	12,992	37,073
	Zydus Lifesciences Ltd.	38,491	202,514
	Zydus Wellness Ltd.	2,934	50,238
TOTAL INDIA			37,057,945
INDONESIA — (2.2%)
	ABM Investama Tbk PT	99,000	20,813
	Ace Hardware Indonesia Tbk PT	1,061,800	34,765
*	Adhi Karya Persero Tbk PT	366,900	11,760
	AKR Corporindo Tbk PT	236,300	20,713
*	Alam Sutera Realty Tbk PT	2,601,900	28,177
	Aneka Tambang Tbk PT	1,254,400	194,368
	Astra Agro Lestari Tbk PT	90,200	49,535
	Astra Otoparts Tbk PT	103,700	9,417
*	Bank Bukopin Tbk PT	5,582,200	44,707
*	Bank China Construction Bank Indonesia Tbk PT	2,218,500	11,850
*	Bank Mayapada International Tbk PT	1,453,400	49,999
	Bank Maybank Indonesia Tbk PT	2,806,500	43,799
*	Bank MNC Internasional Tbk PT	3,182,200	19,366
*	Bank Nationalnobu Tbk PT	197,700	6,811
	Bank OCBC Nisp Tbk PT	547,400	28,331
	Bank Pan Indonesia Tbk PT	509,200	53,694
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	533,749	48,626
	Bank Pembangunan Daerah Jawa Timur Tbk PT	719,200	35,282
	Bank Syariah Indonesia Tbk PT	2,063,013	184,189
	Bank Tabungan Negara Persero Tbk PT	967,965	88,056
	BFI Finance Indonesia Tbk PT	971,700	75,113
	BISI International Tbk PT	273,900	28,795
*	Buana Lintas Lautan Tbk PT	988,600	9,900
	Bukit Asam Tbk PT	564,200	128,268
*	Bumi Serpong Damai Tbk PT	1,370,300	85,644
	Catur Sentosa Adiprana Tbk PT	229,400	11,176
	Ciputra Development Tbk PT	1,788,800	116,481
*	City Retail Developments Tbk PT	893,400	8,608
	Delta Dunia Makmur Tbk PT	1,421,800	27,751
	Dharma Satya Nusantara Tbk PT	248,300	11,292
	Elang Mahkota Teknologi Tbk PT	2,133,400	154,548
	Elnusa Tbk PT	809,300	16,891

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Erajaya Swasembada Tbk PT	1,317,000	$37,016
*	Global Mediacom Tbk PT	1,377,100	26,165
	Gudang Garam Tbk PT	87,300	133,999
	Harum Energy Tbk PT	157,700	18,285
	Hexindo Adiperkasa Tbk PT	31,300	11,117
	Indah Kiat Pulp & Paper Tbk PT	493,200	274,845
	Indika Energy Tbk PT	390,600	63,011
	Indo Tambangraya Megah Tbk PT	58,000	140,307
	Indocement Tunggal Prakarsa Tbk PT	195,800	130,958
	Indofood Sukses Makmur Tbk PT	772,900	347,341
	Indomobil Sukses Internasional Tbk PT	184,300	10,704
	Integra Indocabinet Tbk PT	191,700	4,612
	Japfa Comfeed Indonesia Tbk PT	759,300	68,514
*	Kawasan Industri Jababeka Tbk PT	1,823,500	16,785
*	Krakatau Steel Persero Tbk PT	1,221,300	25,759
*	Lippo Karawaci Tbk PT	8,601,860	47,116
	Medco Energi Internasional Tbk PT	1,673,840	157,018
*	Media Nusantara Citra Tbk PT	1,341,600	62,345
*	Mitra Adiperkasa Tbk PT	238,300	20,696
	Mitra Pinasthika Mustika Tbk PT	162,600	12,804
*	MNC Kapital Indonesia Tbk PT	4,401,300	20,888
*	MNC Land Tbk PT	8,068,300	40,955
*	Mulia Industrindo Tbk PT	331,500	12,725
	Pabrik Kertas Tjiwi Kimia Tbk PT	245,200	120,088
	Pakuwon Jati Tbk PT	2,387,600	71,414
	Panin Financial Tbk PT	1,596,000	47,773
*	Paninvest Tbk PT	273,700	27,531
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	41,448
*	PP Persero Tbk PT	551,300	25,643
	Prodia Widyahusada Tbk PT	49,600	17,868
	Puradelta Lestari Tbk PT	1,577,400	17,488
	Ramayana Lestari Sentosa Tbk PT	191,200	9,070
	Resource Alam Indonesia Tbk PT	701,000	19,845
*††	Rimo International Lestari Tbk PT	3,228,000	0
	Salim Ivomas Pratama Tbk PT	780,700	22,110
	Samator Indo Gas Tbk PT	69,200	9,196
	Sampoerna Agro Tbk PT	77,700	11,000
	Samudera Indonesia Tbk PT	1,589,000	46,068
*	Sarana Meditama Metropolitan Tbk PT	346,400	6,615
	Sawit Sumbermas Sarana Tbk PT	796,700	84,256
*	Semen Baturaja Persero Tbk PT	296,900	8,093
	Semen Indonesia Persero Tbk PT	510,542	252,905
	Siloam International Hospitals Tbk PT	134,500	10,958
*††	Sri Rejeki Isman Tbk PT	1,753,600	3,202
	Summarecon Agung Tbk PT	2,022,600	83,227
*	Surya Semesta Internusa Tbk PT	883,000	25,112
	Tempo Scan Pacific Tbk PT	82,400	7,723
	Timah Tbk PT	493,000	41,247
*††	Trada Alam Minera Tbk PT	2,672,100	1,671
	Trias Sentosa Tbk PT	209,300	10,337
*	Trimegah Sekuritas IndonesiaTbk PT	610,300	9,370
	Triputra Agro Persada PT	966,300	39,974
	Tunas Baru Lampung Tbk PT	469,000	22,234
*	Vale Indonesia Tbk PT	394,200	196,584
*	Waskita Karya Persero Tbk PT	1,125,300	25,580
*	Wijaya Karya Persero Tbk PT	568,600	26,249
	XL Axiata Tbk PT	664,613	102,362
TOTAL INDONESIA			4,786,931

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (0.0%)
	Asiya Capital Investments Co. KSCP	31,360	$5,681
	Gulf Bank KSCP	19,381	19,873
	National Industries Group Holding SAK	4,399	3,070
TOTAL KUWAIT			28,624
MALAYSIA — (1.9%)
	Aeon Co. M Bhd	96,000	30,441
#	AEON Credit Service M Bhd	11,700	34,662
#	AFFIN Bank Bhd	54,378	27,068
	Ajinomoto Malaysia Bhd	4,200	13,710
	Alliance Bank Malaysia Bhd	147,400	124,229
	Allianz Malaysia Bhd	10,500	34,198
	AMMB Holdings Bhd	270,200	258,973
	Batu Kawan Bhd	16,200	86,688
#*	Berjaya Corp. Bhd	465,608	35,534
#	BIMB Holdings Bhd	125,099	71,873
#*	Boustead Holdings Bhd	159,700	25,155
#	Boustead Plantations Bhd	115,000	17,688
*	Bumi Armada Bhd	507,900	68,880
	Cahya Mata Sarawak Bhd	118,100	33,609
	Chin Teck Plantations Bhd	5,500	10,681
	Dialog Group Bhd	406,700	248,709
	DRB-Hicom Bhd	151,400	62,634
	Duopharma Biotech Bhd	116,400	44,879
	Eco World Development Group Bhd	136,900	22,226
#*	Ekovest Bhd	254,400	24,524
	FAR East Holdings Bhd	1,400	1,249
	FGV Holdings Bhd	42,200	13,266
	Formosa Prosonic Industries Bhd	21,800	17,700
	Gamuda Bhd	269,386	248,022
	Genting Plantations Bhd	43,700	62,239
	Guan Chong Bhd	51,600	33,348
	Hai-O Enterprise Bhd	24,300	7,751
	Hap Seng Plantations Holdings Bhd	27,100	12,197
	Hartalega Holdings Bhd	248,200	94,010
	Hengyuan Refining Co. Bhd	18,000	15,975
	Hiap Teck Venture Bhd	218,100	17,460
	Hibiscus Petroleum Bhd	153,400	41,441
	Hong Leong Industries Bhd	10,000	20,791
	IGB Bhd	40,749	22,954
	IJM Corp. Bhd	428,300	156,891
	Insas Bhd	89,000	16,738
	IOI Properties Group Bhd	224,800	58,040
*	JAKS Resources Bhd	260,520	15,334
	Keck Seng Malaysia Bhd	19,600	16,511
	Kenanga Investment Bank Bhd	89,400	19,821
#	Kim Loong Resources Bhd	29,200	12,257
#*	KNM Group Bhd	566,400	7,993
	Kossan Rubber Industries Bhd	244,200	60,267
	KPJ Healthcare Bhd	238,800	57,723
	Kretam Holdings Bhd	133,900	18,881
*	Leong Hup International Bhd	128,600	14,948
#Ω	Lotte Chemical Titan Holding Bhd	84,977	31,330
	LPI Capital Bhd	7,000	21,180
	Magni-Tech Industries Bhd	19,900	8,644
	Magnum Bhd	74,114	23,147
#	Mah Sing Group Bhd	277,700	39,485
#	Malayan Flour Mills Bhd	227,800	44,405
#*	Malaysia Airports Holdings Bhd	35,800	59,345

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Malaysia Building Society Bhd	368,973	$52,464
#	Malaysia Smelting Corp. Bhd	17,900	8,951
	Malaysian Resources Corp. Bhd	291,800	22,672
	Matrix Concepts Holdings Bhd	98,550	36,073
#	MBM Resources Bhd	38,200	31,278
	Mega First Corp. Bhd	74,000	61,873
#	Mi Technovation Bhd	70,500	24,250
	MKH Bhd	39,000	11,447
#	MNRB Holdings Bhd	50,800	10,970
	MPHB Capital Bhd	55,400	12,875
	Oriental Holdings Bhd	46,900	76,172
#	OSK Holdings Bhd	194,800	45,709
	Padini Holdings Bhd	48,300	41,389
	Panasonic Manufacturing Malaysia Bhd	2,000	10,834
#	Petron Malaysia Refining & Marketing Bhd	16,400	17,605
#	RCE Capital Bhd	49,100	21,199
#	Sarawak Oil Palms Bhd	41,700	25,964
	Scientex Bhd	87,100	72,214
	Sime Darby Property Bhd	257,300	29,642
	SP Setia Bhd Group	311,299	50,961
	Sunway Bhd	331,323	125,301
#	Supermax Corp. Bhd	185,586	35,361
#	Syarikat Takaful Malaysia Keluarga Bhd	53,565	45,760
#	Ta Ann Holdings Bhd	59,700	47,786
	Taliworks Corp. Bhd	54,700	11,030
#	Thong Guan Industries Bhd	28,400	16,098
	Top Glove Corp. Bhd	883,400	172,643
#*	Tropicana Corp. Bhd	104,013	32,970
#	TSH Resources Bhd	116,400	30,334
#	UMW Holdings Bhd	40,500	35,180
	Unisem M Bhd	85,800	63,968
	United Malacca Bhd	28,200	36,221
	United Plantations Bhd	10,300	37,462
	UOA Development Bhd	24,400	9,612
#	VS Industry Bhd	394,900	90,196
#	WCT Holdings Bhd	129,750	13,280
	Yinson Holdings Bhd	208,319	131,506
*	YNH Property Bhd	32,000	32,977
	YTL Corp. Bhd	577,426	76,664
TOTAL MALAYSIA			4,276,595
MEXICO — (2.5%)
#*	ALEATICA SAB de CV	34,887	63,918
	Alpek SAB de CV	60,630	95,724
*	Axtel SAB de CV	75,248	5,834
Ω	Banco del Bajio SA	108,947	437,628
*	Cemex SAB de CV	549,733	292,521
*	Cemex SAB de CV, Sponsored ADR	157,575	841,450
	Cia Minera Autlan SAB de CV, Class B	66,644	59,812
	Consorcio ARA SAB de CV	98,355	21,833
	Corp Actinver SAB de CV	41,815	28,479
	Corporativo Fragua SAB de CV	8,077	142,122
	Cydsa SAB de CV	50,192	46,912
	El Puerto de Liverpool SAB de CV, Class C1	30,621	194,210
	GCC SAB de CV	22,677	179,990
	Genomma Lab Internacional SAB de CV, Class B	93,969	88,727
	Gentera SAB de CV	144,860	176,781
	Grupo Carso SAB de CV	9,901	49,688
	Grupo Comercial Chedraui SA de CV	50,454	248,539

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Financiero Inbursa SAB de CV, Class O	68,732	$148,264
	Grupo Herdez SAB de CV	6,700	16,221
*	Grupo Hotelero Santa Fe SAB de CV	50,240	11,259
	Grupo Industrial Saltillo SAB de CV	47,197	78,701
	Grupo KUO SAB de CV, Class B	21,555	48,592
	Grupo Televisa SAB	353,165	432,114
*Ω	Grupo Traxion SAB de CV	34,215	63,032
*	Hoteles City Express SAB de CV	47,518	19,582
*	Industrias CH SAB de CV, Class B	11,679	138,308
#*	Industrias Penoles SAB de CV	18,041	255,030
	La Comer SAB de CV	60,217	132,263
	Medica Sur SAB de CV, Class B	20,670	42,700
	Megacable Holdings SAB de CV	99,043	311,428
*	Minera Frisco SAB de CV, Class A1	70,887	11,369
*Ω	Nemak SAB de CV	269,707	86,653
	Operadora de Sites Mexicanos SA de CV, Class A	12,203	12,890
	Orbia Advance Corp. SAB de CV	101,244	201,730
#*	Organizacion Cultiba SAB de CV	46,456	27,730
	Organizacion Soriana SAB de CV, Class B	37,912	61,507
	Promotora y Operadora de Infraestructura SAB de CV	16,613	162,138
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	16,379
	Qualitas Controladora SAB de CV	21,870	120,810
*	Vista Energy SAB de CV, ADR	9,340	148,506
	Vitro SAB de CV, Class A	24,646	26,177
TOTAL MEXICO			5,547,551
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	135,600	22,326
	Alliance Global Group, Inc.	469,000	107,616
	Asia United Bank Corp.	8,110	6,078
*	Atlas Consolidated Mining & Development Corp.	171,900	13,899
*	AyalaLand Logistics Holdings Corp.	155,000	8,583
*	Belle Corp.	525,000	13,085
	China Banking Corp.	123,600	64,844
	Cosco Capital, Inc.	281,900	24,218
	DMCI Holdings, Inc.	395,300	79,809
	DoubleDragon Corp.	73,400	9,259
	Filinvest Development Corp.	121,800	14,245
	Filinvest Land, Inc.	1,703,000	26,847
	First Philippine Holdings Corp.	31,550	36,422
	GT Capital Holdings, Inc.	11,039	103,261
*	Holcim Philippines, Inc.	71,600	5,404
*	Integrated Micro-Electronics, Inc.	72,600	7,054
	LT Group, Inc.	216,100	39,927
	Megaworld Corp.	1,421,700	55,263
	Metropolitan Bank & Trust Co.	225,380	236,794
*	Petron Corp.	459,700	21,145
††	Philcomsat Holdings Corp.	9,064	10
	Philex Mining Corp.	326,000	17,429
*	Philippine National Bank	50,900	18,393
	Pilipinas Shell Petroleum Corp.	32,000	10,206
	Puregold Price Club, Inc.	152,000	93,369
	RFM Corp.	109,000	7,192
	Rizal Commercial Banking Corp.	113,800	48,838
	Robinsons Land Corp.	268,700	75,425
	Robinsons Retail Holdings, Inc.	39,190	41,787
	San Miguel Corp.	62,930	115,215
	Security Bank Corp.	90,220	152,257
*	Top Frontier Investment Holdings, Inc.	3,090	5,293

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Union Bank of the Philippines	66,514	$117,837
	Vista Land & Lifescapes, Inc.	717,200	23,298
TOTAL PHILIPPINES			1,622,628
POLAND — (0.8%)
	AB SA	2,333	27,689
#*	Agora SA	8,438	10,908
*	Alior Bank SA	18,231	165,652
	Apator SA	2,181	7,052
	ASBISc Enterprises PLC	3,807	19,312
	Asseco Poland SA	8,572	150,856
	Bank Handlowy w Warszawie SA	4,891	91,528
*	Bank Ochrony Srodowiska SA	9,478	19,551
*	BNPP Bank Polska SA	1,220	14,940
	Boryszew SA	19,241	24,217
	Ciech SA	4,740	52,604
	Cognor Holding SA	35,478	58,642
	ComArch SA	717	27,340
	Cyfrowy Polsat SA	26,801	113,803
	Develia SA	39,555	23,972
#	Echo Investment SA	23,480	17,250
*	Enea SA	37,216	58,072
	Fabryki Mebli Forte SA	1,537	8,487
*	Grupa Azoty SA	7,205	75,725
	Inter Cars SA	916	96,090
*	Jastrzebska Spolka Weglowa SA	7,635	119,215
	KRUK SA	367	29,820
	Lubelski Wegiel Bogdanka SA	3,931	50,070
*	mBank SA	1,797	132,480
	MCI Capital SA	1,649	7,100
#	NEWAG SA	2,123	9,164
*	PKP Cargo SA	7,482	25,902
*	Polimex-Mostostal SA	6,716	8,182
	Polski Koncern Naftowy Orlen SA	13,220	198,565
	Stalexport Autostrady SA	16,406	11,268
*	Tauron Polska Energia SA	202,440	110,465
	VRG SA	42,918	33,099
	Warsaw Stock Exchange	1,032	8,985
TOTAL POLAND			1,808,005
QATAR — (0.9%)
	Aamal Co.	288,708	77,927
	Al Khaleej Takaful Group QSC	22,072	13,567
*	Alijarah Holding Co. QPSC	104,338	20,661
	Baladna	111,628	45,805
	Barwa Real Estate Co.	327,253	255,971
	Commercial Bank PSQC	187,494	309,956
	Doha Bank QPSC	345,306	183,655
	Doha Insurance Co. QSC	40,320	23,343
*	Gulf International Services QSC	201,523	98,372
	Gulf Warehousing Co.	37,401	35,092
*	Lesha Bank LLC	127,154	40,089
	Mannai Corp. QSC	21,498	45,756
	Qatar Industrial Manufacturing Co. QSC	41,774	36,271
	Qatar Insurance Co. SAQ	222,946	111,954
	Qatar National Cement Co. QSC	50,223	70,377
	Qatar Navigation QSC	101,179	264,810
*	Salam International Investment Ltd. QSC	139,423	23,546

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	355,663	$118,471
	Vodafone Qatar QSC	180,523	85,237
TOTAL QATAR			1,860,860
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	24,314	0
*	Global Ports Investments PLC, GDR	4,588	0
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	16,505	0
*††	Ros Agro PLC, GDR	3,925	0
*††	RusHydro PJSC, ADR	93,802	0
*††	Tatneft PJSC, Sponsored ADR	14,399	0
*††	VK Co. Ltd., GDR	6,323	0
*††	VTB Bank PJSC, GDR	138,363	0
SAUDI ARABIA — (4.0%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	3,328	20,857
	Al Babtain Power & Telecommunication Co.	6,950	42,286
*	Al Etihad Cooperative Insurance Co.	3,097	14,010
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,595	28,312
	Al Jouf Agricultural Development Co.	2,562	32,408
*	Al Jouf Cement Co.	8,531	29,182
*	Al Khaleej Training & Education Co.	6,476	26,358
	Al Yamamah Steel Industries Co.	3,887	25,421
*	AlAbdullatif Industrial Investment Co.	7,870	35,505
*	AlJazira Takaful Ta'awuni Co.	4,676	23,119
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	50,155
	Arab National Bank	121,174	895,839
	Arabian Cement Co.	9,734	92,474
	Arriyadh Development Co.	17,211	87,402
	Bank Al-Jazira	85,886	445,831
	Banque Saudi Fransi	46,281	506,076
*	Basic Chemical Industries Ltd.	2,738	26,222
*	Buruj Cooperative Insurance Co.	1,997	9,644
*	Chubb Arabia Cooperative Insurance Co.	2,171	10,481
	City Cement Co.	12,129	68,015
*	Dar Al Arkan Real Estate Development Co.	114,864	384,423
*	Dur Hospitality Co.	9,571	59,749
	Eastern Province Cement Co.	7,214	84,409
	Electrical Industries Co.	3,489	24,995
*	Emaar Economic City	82,232	179,979
	Etihad Etisalat Co.	69,362	655,277
*	Gulf General Cooperative Insurance Co.	10,344	22,548
	Gulf Insurance Group	4,438	33,974
	Hail Cement Co.	11,665	37,029
*	Jazan Energy & Development Co.	6,599	23,006
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	43,382
*	Methanol Chemicals Co.	5,127	35,774
*	Middle East Healthcare Co.	5,177	38,208
*	Mobile Telecommunications Co. Saudi Arabia	97,397	272,564
	Najran Cement Co.	16,879	57,005
*	National Agriculture Development Co.	5,080	31,649
	National Co. for Glass Industries	3,510	32,629
	National Gypsum	5,302	34,976
*	National Industrialization Co.	68,978	228,225
	Nayifat Finance Co.	1,976	10,076
	Northern Region Cement Co.	18,964	57,236
*	Rabigh Refining & Petrochemical Co.	60,123	179,956
	Sahara International Petrochemical Co.	61,595	612,827

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Ceramic Co.	7,197	$59,290
	Saudi Chemical Co. Holding	10,570	76,078
*	Saudi Co. For Hardware CJSC	2,472	19,708
	Saudi Industrial Investment Group	48,075	319,433
	Saudi Industrial Services Co.	7,743	48,069
	Saudi Investment Bank	98,381	472,635
*	Saudi Kayan Petrochemical Co.	156,893	559,300
*	Saudi Marketing Co.	3,087	18,096
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	13,300	81,493
*	Saudi Printing & Packaging Co.	5,795	28,835
*	Saudi Public Transport Co.	6,649	30,386
*	Saudi Reinsurance Co.	8,310	35,494
	Savola Group	35,895	288,019
*	Seera Group Holding	33,818	167,266
*	Sinad Holding Co.	15,831	46,669
	Tabuk Cement Co.	8,849	35,513
*	Takween Advanced Industries Co.	8,110	21,487
	Umm Al-Qura Cement Co.	3,517	16,084
	United International Transportation Co.	1,876	25,111
*	Walaa Cooperative Insurance Co.	5,069	20,327
*	Yamama Cement Co.	20,244	155,027
	Yanbu Cement Co.	4,479	44,324
	Yanbu National Petrochemical Co.	41,887	496,361
*	Zamil Industrial Investment Co.	8,237	37,263
TOTAL SAUDI ARABIA			8,711,761
SOUTH AFRICA — (3.6%)
	Absa Group Ltd.	13,766	158,203
	Adcock Ingram Holdings Ltd.	9,797	28,807
	Advtech Ltd.	106,246	113,334
	AECI Ltd.	18,205	91,669
	African Rainbow Minerals Ltd.	17,694	290,154
	Alexander Forbes Group Holdings Ltd.	66,979	18,945
	Altron Ltd., Class A	27,408	13,757
	Alviva Holdings Ltd.	7,770	12,370
	Aspen Pharmacare Holdings Ltd.	60,599	528,709
	Astral Foods Ltd.	6,962	64,517
	Barloworld Ltd.	33,706	174,255
*	Blue Label Telecoms Ltd.	90,389	27,061
*	Brait PLC	54,087	11,884
	Caxton & CTP Publishers & Printers Ltd.	18,917	9,657
	Curro Holdings Ltd.	20,708	10,857
	DataTec Ltd.	47,283	92,612
*	Discovery Ltd.	59,180	470,726
	DRDGOLD Ltd.	43,581	34,808
	Exxaro Resources Ltd.	38,418	482,140
	Foschini Group Ltd.	43,817	273,897
	Grand Parade Investments Ltd.	52,540	9,988
	Grindrod Ltd.	61,737	37,035
	Harmony Gold Mining Co. Ltd.	43,711	155,671
	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	165,858
	Hudaco Industries Ltd.	3,955	32,936
	Investec Ltd.	41,547	263,906
	Invicta Holdings Ltd.	10,262	15,972
	KAP Industrial Holdings Ltd.	348,720	83,160
	Lewis Group Ltd.	10,591	27,996
	Life Healthcare Group Holdings Ltd.	216,977	213,043
	Merafe Resources Ltd.	159,565	12,301
	Metair Investments Ltd.	31,298	44,801

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	MiX Telematics Ltd., Sponsored ADR	15	$130
	Momentum Metropolitan Holdings	191,696	209,105
	Motus Holdings Ltd.	19,271	136,534
	Mpact Ltd.	21,681	36,224
	Nedbank Group Ltd.	75,530	978,929
	Netcare Ltd.	102,861	84,757
	Oceana Group Ltd.	17,392	68,918
	Old Mutual Ltd.	784,328	534,659
	Omnia Holdings Ltd.	28,516	102,818
Ω	Pepkor Holdings Ltd.	269,527	318,595
*	PPC Ltd.	226,567	34,650
	Raubex Group Ltd.	23,054	31,790
	RCL Foods Ltd.	30,615	17,743
	Reunert Ltd.	30,131	99,348
	RFG Holdings Ltd.	6,432	4,539
	Royal Bafokeng Platinum Ltd.	23,644	225,604
	Sanlam Ltd.	89,352	289,557
	Sappi Ltd.	96,987	287,493
*	Southern Sun Ltd.	109,934	29,877
	Super Group Ltd.	56,942	90,391
*	Telkom SA SOC Ltd.	54,440	108,912
	Tiger Brands Ltd.	16,137	193,051
*	Wilson Bayly Holmes-Ovcon Ltd.	11,192	63,500
*	Zeda Ltd.	33,706	25,764
TOTAL SOUTH AFRICA			7,943,917
SOUTH KOREA — (12.4%)
*	ABco Electronics Co. Ltd.	3,431	29,230
*	ADTechnology Co. Ltd.	1,775	21,228
	Advanced Process Systems Corp.	1,107	17,247
	Aekyung Industrial Co. Ltd.	897	14,342
*	AeroSpace Technology of Korea, Inc.	2,347	7,813
*	Agabang&Company	4,166	12,853
*	ALUKO Co. Ltd.	8,599	19,719
	Amorepacific Group	4,306	144,155
*	Anam Electronics Co. Ltd.	8,891	14,223
*	Ananti, Inc.	15,837	102,101
	APLUS Asset Advisor Co. Ltd.	2,188	8,543
*	Aprogen Biologics	103,818	31,012
	Asia Cement Co. Ltd.	2,690	20,837
	Asia Paper Manufacturing Co. Ltd.	1,081	34,813
	Atinum Investment Co. Ltd.	4,247	10,298
	Avaco Co. Ltd.	2,775	32,969
	Baiksan Co. Ltd.	1,472	10,642
	BGF Co. Ltd.	4,573	15,815
*	BH Co. Ltd.	2,383	40,030
	Binggrae Co. Ltd.	1,100	36,940
	BNK Financial Group, Inc.	52,802	304,610
*	Boditech Med, Inc.	1,363	13,351
	Boryung	6,455	50,713
	BYC Co. Ltd.	69	20,723
	Byucksan Corp.	8,914	17,201
*	CammSys Corp.	19,330	33,518
	Cape Industries Ltd.	5,343	19,227
	Chemtronics Co. Ltd.	1,274	15,432
*	ChinHung International, Inc.	19,986	22,590
*	Choil Aluminum Co. Ltd.	17,522	30,858
	Chongkundang Holdings Corp.	732	32,824
*	Chorokbaem Media Co. Ltd.	5,074	47,928

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chosun Refractories Co. Ltd.	302	$19,674
	CJ CheilJedang Corp.	955	267,934
	CJ Corp.	2,793	187,238
	CJ ENM Co. Ltd.	2,314	202,426
	CJ Freshway Corp.	1,674	44,327
*	CJ Logistics Corp.	1,719	126,282
	Com2uSCorp	1,124	61,191
	Cosmax, Inc.	1,250	79,951
	Cuckoo Holdings Co. Ltd.	1,775	23,739
	Cuckoo Homesys Co. Ltd.	801	19,462
	D.I Corp.	3,646	15,610
	Dae Han Flour Mills Co. Ltd.	223	27,081
	Dae Won Kang Up Co. Ltd.	8,318	21,834
	Daedong Corp.	3,607	36,268
	Daeduck Co. Ltd.	4,415	24,259
	Daeduck Electronics Co. Ltd.	5,605	98,436
	Daehan New Pharm Co. Ltd.	1,199	9,308
	Daehan Steel Co. Ltd.	2,741	27,457
*	Dae-Il Corp.	2,910	9,433
	Daesang Corp.	3,678	63,628
	Daesang Holdings Co. Ltd.	4,994	31,377
*	Daesung Industrial Co. Ltd.	4,256	14,992
	Daewon Pharmaceutical Co. Ltd.	1,883	25,888
*	Daewoo Engineering & Construction Co. Ltd.	39,016	152,584
	Daewoong Co. Ltd.	3,220	58,103
	Daihan Pharmaceutical Co. Ltd.	686	16,296
	Daishin Securities Co. Ltd.	5,660	61,971
	Daol Investment & Securities Co. Ltd.	10,955	30,048
*	Daou Data Corp.	2,532	102,239
	Daou Technology, Inc.	4,209	78,582
*	Dasan Networks, Inc.	4,714	16,375
	DB Financial Investment Co. Ltd.	6,337	23,033
	DB HiTek Co. Ltd.	6,466	239,855
	DB Insurance Co. Ltd.	8,646	460,756
*	DB, Inc.	20,637	15,443
*	Deutsch Motors, Inc.	4,732	23,352
	DGB Financial Group, Inc.	32,532	210,754
	DI Dong Il Corp.	3,004	39,714
	Digital Daesung Co. Ltd.	3,570	19,586
	DL Construction Co. Ltd.	2,109	25,106
	DL E&C Co. Ltd.	4,648	144,420
	DL Holdings Co. Ltd.	1,853	92,191
*	DMS Co. Ltd.	4,659	24,671
	DNF Co. Ltd.	1,629	20,611
	Dohwa Engineering Co. Ltd.	2,350	16,682
	Dong-A Hwasung Co. Ltd.	1,350	11,803
	Dong-A Socio Holdings Co. Ltd.	566	46,754
	Dong-A ST Co. Ltd.	745	39,192
*	Dongbang Transport Logistics Co. Ltd.	3,812	8,344
	Dongil Industries Co. Ltd.	111	17,546
	DongKook Pharmaceutical Co. Ltd.	4,132	57,377
	Dongkuk Industries Co. Ltd.	7,902	27,629
	Dongkuk Steel Mill Co. Ltd.	12,782	142,582
	Dongkuk Structures & Construction Co. Ltd.	3,950	15,697
	Dongsuh Cos., Inc.	1,717	29,205
	Dongsung Chemical Co. Ltd.	4,993	18,283
	Dongwha Pharm Co. Ltd.	3,593	27,534
	Dongwon Development Co. Ltd.	7,989	22,238
	Dongwon F&B Co. Ltd.	317	42,274

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Industries Co. Ltd.	1,385	$51,895
*	Dongyang Steel Pipe Co. Ltd.	14,296	11,873
	Doosan Bobcat, Inc.	7,797	221,265
	Doosan Co. Ltd.	1,294	98,122
	Doosan Tesna, Inc.	1,946	49,415
	DoubleUGames Co. Ltd.	1,561	62,615
	Dreamtech Co. Ltd.	1,430	11,207
*	Duksan Hi-Metal Co. Ltd.	3,359	15,084
*	Duksan Techopia Co. Ltd.	1,046	12,434
	DY Corp.	2,421	11,601
*	E Investment&Development Co. Ltd.	13,290	9,712
*	E& Corp. Co. Ltd.	4,736	15,524
*	Easy Holdings Co. Ltd.	10,216	24,257
	Ecopro Co. Ltd.	304	30,600
*	Ehwa Technologies Information Co. Ltd.	46,593	25,674
*	Elentec Co. Ltd.	3,055	37,868
*	E-MART, Inc.	3,883	330,003
*	EMKOREA Co. Ltd.	4,152	11,136
*	EM-Tech Co. Ltd.	1,496	27,551
	ENF Technology Co. Ltd.	1,688	31,998
*	Enzychem Lifesciences Corp.	7,121	9,390
	Eugene Corp.	10,128	30,953
	Eugene Investment & Securities Co. Ltd.	15,368	34,534
	Eusu Holdings Co. Ltd.	1,669	8,875
*	FarmStory Co. Ltd.	12,835	18,640
	Fila Holdings Corp.	8,311	262,503
	Fine Semitech Corp.	1,920	35,974
	Fursys, Inc.	403	9,708
*	Gabia, Inc.	2,000	20,420
*	GAEASOFT	1,361	15,166
	Geumhwa PSC Co. Ltd.	840	19,871
	Global Standard Technology Co. Ltd.	1,033	18,818
	Golfzon Newdin Holdings Co. Ltd.	3,388	14,072
	Gradiant Corp.	2,087	26,843
	Green Chemical Co. Ltd.	1,681	13,410
	Green Cross Corp.	1,068	112,304
	Green Cross Holdings Corp.	3,664	50,509
	GS Engineering & Construction Corp.	13,169	251,145
*	GS Global Corp.	11,688	23,271
*	GS Holdings Corp.	8,724	313,478
	GS Retail Co. Ltd.	7,924	186,239
*	Gwangju Shinsegae Co. Ltd.	850	22,252
	Haesung Industrial Co. Ltd.	2,850	26,961
	Han Kuk Carbon Co. Ltd.	6,875	67,458
*	Hana Micron, Inc.	2,649	22,913
	Hana Pharm Co. Ltd.	689	8,788
*	Hancom, Inc.	4,787	55,882
	Handok, Inc.	1,372	18,890
	Handsome Co. Ltd.	2,572	57,321
	Hanil Cement Co. Ltd.	2,476	24,106
	Hanil Holdings Co. Ltd.	1,453	12,927
	Hanjin Transportation Co. Ltd.	2,072	37,092
	Hankook Tire & Technology Co. Ltd.	13,264	350,034
	Hannong Chemicals, Inc.	1,268	11,445
	Hansae Co. Ltd.	2,823	37,471
	Hansol Holdings Co. Ltd.	5,410	14,855
*	Hansol IONES Co. Ltd.	1,931	11,992
	Hansol Paper Co. Ltd.	3,482	37,069
*	Hansol Technics Co. Ltd.	5,142	24,207

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Aerospace Co. Ltd.	5,296	$347,354
	Hanwha Corp.	7,084	163,516
*	Hanwha General Insurance Co. Ltd.	14,136	49,598
	Hanwha Investment & Securities Co. Ltd.	36,096	99,073
*	Hanwha Life Insurance Co. Ltd.	62,895	140,485
	Hanyang Eng Co. Ltd.	2,207	25,982
	Harim Co. Ltd.	12,261	29,013
	Harim Holdings Co. Ltd.	8,483	60,290
	HB Technology Co. Ltd.	6,321	9,795
	HD Hyundai Co. Ltd.	8,597	427,351
	HDC Holdings Co. Ltd.	6,580	32,747
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,663	60,127
*	Hecto Innovation Co. Ltd.	1,657	19,044
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	17,355
	HL Holdings Corp.	1,256	31,395
	HL Mando Co. Ltd.	5,160	187,671
	Home Center Holdings Co. Ltd.	9,904	10,039
	HS Industries Co. Ltd.	8,886	29,856
*	Humax Co. Ltd.	5,444	15,986
	Huons Co. Ltd.	738	17,667
	Huons Global Co. Ltd.	962	16,802
	Husteel Co. Ltd.	7,166	30,138
	Huvis Corp.	1,579	6,456
	Huvitz Co. Ltd.	1,517	14,138
	Hwa Shin Co. Ltd.	3,210	22,664
*	Hwail Pharm Co. Ltd.	7,550	14,950
	Hy-Lok Corp.	1,868	33,368
*	Hyosung Chemical Corp.	206	19,868
	Hyosung Corp.	1,689	96,990
*	Hyosung Heavy Industries Corp.	1,256	73,698
	Hyosung TNC Corp.	404	136,657
	Hyundai Bioland Co. Ltd.	1,503	16,935
	Hyundai BNG Steel Co. Ltd.	1,368	12,667
	Hyundai Construction Equipment Co. Ltd.	2,054	98,907
	Hyundai Corp.	1,819	24,582
	Hyundai Department Store Co. Ltd.	3,070	154,025
*	Hyundai Doosan Infracore Co. Ltd.	17,428	110,483
*	Hyundai Electric & Energy System Co. Ltd.	1,540	50,320
	Hyundai Elevator Co. Ltd.	5,244	127,368
*	Hyundai Energy Solutions Co. Ltd.	558	23,816
	Hyundai Engineering & Construction Co. Ltd.	14,694	456,827
*	HYUNDAI EVERDIGM Corp.	3,769	26,319
	Hyundai Futurenet Co. Ltd.	10,757	23,975
	Hyundai Glovis Co. Ltd.	624	84,447
	Hyundai Greenfood Co. Ltd.	15,410	91,808
	Hyundai Home Shopping Network Corp.	852	38,801
	Hyundai Livart Furniture Co. Ltd.	1,826	14,120
	Hyundai Marine & Fire Insurance Co. Ltd.	10,249	258,034
*	Hyundai Mipo Dockyard Co. Ltd.	776	50,960
	Hyundai Motor Securities Co. Ltd.	3,996	30,708
*	Hyundai Rotem Co. Ltd.	1,236	27,839
	Hyundai Steel Co.	16,286	454,920
	Hyundai Wia Corp.	3,089	135,054
	HyVision System, Inc.	3,097	49,369
	Iljin Electric Co. Ltd.	2,388	9,840
	Iljin Holdings Co. Ltd.	6,068	20,566
	Iljin Power Co. Ltd.	2,053	21,761
	Ilshin Spinning Co. Ltd.	344	28,567
	Ilsung Pharmaceuticals Co. Ltd.	138	9,629

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ilyang Pharmaceutical Co. Ltd.	1,789	$27,704
	iMarketKorea, Inc.	3,411	28,463
	InBody Co. Ltd.	2,353	42,432
	Innocean Worldwide, Inc.	1,175	42,807
*	InnoWireless Co. Ltd.	626	16,870
*	Insun ENT Co. Ltd.	3,640	25,988
	Intelligent Digital Integrated Security Co. Ltd.	596	11,056
*	Interflex Co. Ltd.	1,742	13,942
	INTOPS Co. Ltd.	2,924	68,644
	IS Dongseo Co. Ltd.	3,178	90,211
	i-SENS, Inc.	814	23,228
	ISU Chemical Co. Ltd.	2,173	34,618
*	ITEK, Inc.	1,854	13,924
*	Jahwa Electronics Co. Ltd.	2,599	59,365
	JB Financial Group Co. Ltd.	19,356	159,924
	JC Chemical Co. Ltd.	1,397	8,305
*	Jeju Semiconductor Corp.	5,651	18,845
	Jinsung T.E.C.	2,075	22,030
*	JNK Heaters Co. Ltd.	2,980	14,648
*	Jokwang ILI Co. Ltd.	21,669	21,995
	Jusung Engineering Co. Ltd.	7,268	72,271
	JVM Co. Ltd.	835	13,389
	JW Life Science Corp.	762	7,437
*	Kangwon Land, Inc.	2,075	39,761
	KAON Media Co. Ltd.	3,574	24,343
	KC Co. Ltd.	2,037	30,401
	KC Tech Co. Ltd.	1,176	17,400
	KCC Corp.	833	160,566
	KCC Glass Corp.	2,091	67,157
	KCTC	3,354	13,096
*	KEC Corp.	10,884	18,438
	KEPCO Plant Service & Engineering Co. Ltd.	3,208	90,514
	KG Chemical Corp.	2,027	39,194
	KG Dongbu Steel	1,268	8,786
	KG Eco Technology Service Co. Ltd.	2,653	24,728
	Kginicis Co. Ltd.	1,969	21,269
	KGMobilians Co. Ltd.	3,097	14,997
*	KH Vatec Co. Ltd.	2,324	28,005
*	KidariStudio, Inc.	3,120	23,790
*	KISCO Corp.	2,292	12,618
	KISWIRE Ltd.	1,692	28,488
	KIWOOM Securities Co. Ltd.	3,207	257,152
	Kolmar Korea Co. Ltd.	1,399	50,763
	Kolmar Korea Holdings Co. Ltd.	1,725	23,284
	Kolon Corp.	1,235	22,474
	Kolon Global Corp.	779	10,802
	Kolon Industries, Inc.	3,735	139,105
	Kolon Mobility Group Corp.	2,585	10,229
	Korea Alcohol Industrial Co. Ltd.	1,839	16,700
	Korea Asset In Trust Co. Ltd.	6,413	16,058
*	Korea Circuit Co. Ltd.	2,410	26,919
	Korea Electric Terminal Co. Ltd.	1,101	48,893
	Korea Investment Holdings Co. Ltd.	7,599	387,775
*	Korea Line Corp.	27,137	50,873
	Korea Petrochemical Ind Co. Ltd.	897	121,010
	Korea Real Estate Investment & Trust Co. Ltd.	35,976	40,513
	Korea United Pharm, Inc.	1,827	34,271
	Korean Reinsurance Co.	20,007	122,642
*	Kortek Corp.	1,383	11,587

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KPX Chemical Co. Ltd.	249	$9,992
	KSS LINE Ltd.	3,271	24,975
*	KT Alpha Co. Ltd.	1,749	11,814
	KT Skylife Co. Ltd.	3,494	23,701
	Kukdo Chemical Co. Ltd.	532	18,469
*	Kumho HT, Inc.	17,209	12,684
	Kumho Petrochemical Co. Ltd.	3,055	367,440
*	Kumho Tire Co., Inc.	19,446	50,152
	KUMHOE&C Co. Ltd.	2,973	17,592
	Kumkang Kind Co. Ltd.	1,937	9,951
	Kwang Dong Pharmaceutical Co. Ltd.	6,444	31,520
*	Kyeryong Construction Industrial Co. Ltd.	1,207	19,852
	Kyobo Securities Co. Ltd.	3,914	18,427
	Kyung Dong Navien Co. Ltd.	1,037	29,637
	Kyungbang Co. Ltd.	1,871	16,325
	Kyungdong Pharm Co. Ltd.	6,027	38,919
	Kyung-In Synthetic Corp.	5,504	20,580
	LabGenomics Co. Ltd.	3,059	17,084
	LB Semicon, Inc.	3,416	20,467
	LEADCORP, Inc.	2,739	17,247
	LF Corp.	3,721	52,071
*	LG Display Co. Ltd.	43,404	483,311
	LG HelloVision Co. Ltd.	11,295	43,003
	LIG Nex1 Co. Ltd.	473	31,146
	Lock & Lock Co. Ltd.	5,158	29,210
*	LOT Vacuum Co. Ltd.	3,140	33,666
	Lotte Chilsung Beverage Co. Ltd.	706	91,841
	Lotte Confectionery Co. Ltd.	520	50,737
	Lotte Corp.	5,910	155,776
*	Lotte Data Communication Co.	385	8,105
	LOTTE Fine Chemical Co. Ltd.	3,279	153,166
	LOTTE Himart Co. Ltd.	1,494	16,533
*	Lotte Non-Life Insurance Co. Ltd.	18,648	24,773
	Lotte Shopping Co. Ltd.	2,189	167,756
	LS Corp.	3,430	197,160
	LS Electric Co. Ltd.	3,075	133,774
*	LVMC Holdings	5,340	12,165
	LX Hausys Ltd.	1,101	34,970
*	LX Holdings Corp.	9,737	69,916
	LX International Corp.	4,931	141,157
	LX Semicon Co. Ltd.	974	64,046
	Macrogen, Inc.	1,322	23,193
	Maeil Dairies Co. Ltd.	624	25,770
	Manho Rope & Wire Ltd.	336	9,974
	Mcnex Co. Ltd.	854	21,201
	Medy-Tox, Inc.	673	73,295
*	Meerecompany, Inc.	605	11,965
*	MegaStudy Co. Ltd.	1,207	10,690
	Meritz Securities Co. Ltd.	50,372	262,953
*	Mgame Corp.	3,697	24,305
	MiCo Ltd.	8,937	61,762
	Mirae Asset Life Insurance Co. Ltd.	14,911	35,737
	Mirae Asset Securities Co. Ltd.	53,397	296,427
	Mirae Asset Venture Investment Co. Ltd.	3,943	17,053
	MK Electron Co. Ltd.	2,487	23,602
	MNTech Co. Ltd.	1,886	25,765
	Moorim P&P Co. Ltd.	6,828	23,511
*	MS Autotech Co. Ltd.	2,867	10,502
	Namhae Chemical Corp.	2,744	20,593

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Namyang Dairy Products Co. Ltd.	48	$19,626
	Nasmedia Co. Ltd.	1,763	36,183
	NeoPharm Co. Ltd.	1,577	26,162
*	Neowiz	2,725	93,456
	NEOWIZ HOLDINGS Corp.	699	17,208
*	Nepes Ark Corp.	483	7,806
Ω	Netmarble Corp.	1,006	50,108
	New Power Plasma Co. Ltd.	3,767	14,106
	Nexen Corp.	3,941	12,831
	Nexen Tire Corp.	6,381	34,811
	NH Investment & Securities Co. Ltd.	27,356	204,973
*	NHN Corp.	3,046	72,463
	NICE Holdings Co. Ltd.	4,498	49,008
	Nice Information & Telecommunication, Inc.	1,071	23,194
	Nong Shim Holdings Co. Ltd.	465	25,340
	NongShim Co. Ltd.	597	166,458
	NOVAREX Co. Ltd.	566	4,951
	NPC	2,647	14,102
*	OCI Co. Ltd.	3,562	261,595
	Orion Corp.	501	50,712
	Orion Holdings Corp.	4,507	57,228
*††	Osung Advanced Materials Co. Ltd.	10,387	14,498
	Ottogi Corp.	226	87,386
*	Paik Kwang Industrial Co. Ltd.	4,913	17,541
	Pan Ocean Co. Ltd.	53,039	261,271
	Pang Rim Co. Ltd.	3,053	13,867
*	Paradise Co. Ltd.	3,808	55,958
	Partron Co. Ltd.	8,571	60,549
*	PharmGen Science, Inc.	3,682	20,438
	Poongsan Corp.	3,373	99,206
	Poongsan Holdings Corp.	918	21,628
	Posco International Corp.	8,676	166,124
	POSCO Steeleon Co. Ltd.	765	21,488
*	Power Logics Co. Ltd.	3,502	14,326
	Protec Co. Ltd.	413	7,674
	PSK, Inc.	3,246	47,317
	Pulmuone Co. Ltd.	2,609	24,069
	Reyon Pharmaceutical Co. Ltd.	904	14,460
*	RFTech Co. Ltd.	3,243	14,271
	S-1 Corp.	1,860	87,027
	Sajo Industries Co. Ltd.	276	9,587
	Sajodaerim Corp.	1,147	26,193
	Sam Young Electronics Co. Ltd.	2,074	15,866
	Sam Yung Trading Co. Ltd.	2,591	26,930
	Samick THK Co. Ltd.	1,192	12,850
	Samji Electronics Co. Ltd.	1,682	11,921
	Samjin Pharmaceutical Co. Ltd.	1,495	29,121
	Samkee Corp.	8,420	27,068
	Sammok S-Form Co. Ltd.	2,023	28,489
	SAMPYO Cement Co. Ltd.	9,240	27,125
	Samsung Card Co. Ltd.	5,989	147,675
*	Samsung Heavy Industries Co. Ltd.	22,060	104,251
	Samsung Publishing Co. Ltd.	1,259	26,800
	Samsung Securities Co. Ltd.	11,744	319,691
	SAMT Co. Ltd.	12,775	28,143
	Samyang Corp.	593	19,820
	Samyang Holdings Corp.	724	42,427
	Samyang Packaging Corp.	1,563	23,147
	Sangsangin Co. Ltd.	7,820	37,722

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SBW	39,024	$11,235
	Seah Besteel Holdings Corp.	2,148	28,776
	SeAH Holdings Corp.	83	7,088
	SeAH Steel Corp.	218	24,556
	SeAH Steel Holdings Corp.	380	50,597
	Sebang Co. Ltd.	2,050	77,659
	Sebang Global Battery Co. Ltd.	1,376	53,222
	Seegene, Inc.	6,203	138,450
	Segyung Hitech Co. Ltd.	634	7,073
	Sejong Industrial Co. Ltd.	2,070	10,247
	Sejong Telecom, Inc.	28,135	17,544
	Seobu T&D	3,906	25,158
	Seohan Co. Ltd.	19,101	17,951
*	Seohee Construction Co. Ltd.	38,458	37,067
	Seojin System Co. Ltd.	2,933	39,151
	Seoul Semiconductor Co. Ltd.	8,308	72,430
	Seoyon Co. Ltd.	4,738	29,190
	Seoyon E-Hwa Co. Ltd.	2,518	18,192
*	Sewon E&C Co. Ltd.	38,648	17,118
	SFA Engineering Corp.	2,968	90,410
*	SFA Semicon Co. Ltd.	13,031	45,931
	SGC Energy Co. Ltd.	2,407	63,501
	Shindaeyang Paper Co. Ltd.	369	25,940
	Shinil Electronics Co. Ltd.	15,276	25,736
*	Shinsegae Information & Communication Co. Ltd.	990	11,432
*	Shinsegae International, Inc.	2,225	44,398
*	Shinsegae, Inc.	1,469	277,276
*	Shinsung Delta Tech Co. Ltd.	1,514	10,260
*	Shinsung E&G Co. Ltd.	15,588	23,046
*	Shinsung Tongsang Co. Ltd.	4,813	9,999
	Shinwon Corp.	17,889	23,070
	Shinyoung Securities Co. Ltd.	785	37,431
*	SIMMTECH HOLDINGS Co. Ltd.	4,931	13,543
	SIMPAC, Inc.	1,754	7,475
	Sindoh Co. Ltd.	830	22,569
	SK Chemicals Co. Ltd.	649	44,348
	SK D&D Co. Ltd.	2,069	35,583
	SK Discovery Co. Ltd.	2,070	53,630
	SK Gas Ltd.	546	54,216
	SK Networks Co. Ltd.	24,348	80,561
	SK Securities Co. Ltd.	69,495	44,718
	SL Corp.	3,275	68,683
*††	S-MAC Co. Ltd.	7,310	8,559
	SNT Holdings Co. Ltd.	951	12,473
	SNT Motiv Co. Ltd.	1,479	55,067
*	Solid, Inc.	14,983	71,627
	Songwon Industrial Co. Ltd.	2,633	40,651
	Soosan Heavy Industries Co. Ltd.	6,532	15,843
	Soulbrain Holdings Co. Ltd.	1,012	20,580
*	Spigen Korea Co. Ltd.	593	16,732
	Ssangyong C&E Co. Ltd.	6,667	31,232
	STIC Investments, Inc.	7,866	39,291
*	Sugentech, Inc.	2,454	18,414
	Suheung Co. Ltd.	793	21,766
	Sung Kwang Bend Co. Ltd.	2,934	31,547
*	Sungchang Enterprise Holdings Ltd.	12,418	22,500
	Sungshin Cement Co. Ltd.	4,536	35,356
	Sungwoo Hitech Co. Ltd.	8,732	35,875
	Sunjin Co. Ltd.	2,612	20,990

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sunny Electronics Corp.	12,423	$35,164
*	Suprema, Inc.	1,563	31,016
*	Systems Technology, Inc.	1,835	19,152
	Tae Kyung Industrial Co. Ltd.	3,102	16,758
	Taekwang Industrial Co. Ltd.	57	34,409
	Taekyung BK Co. Ltd.	5,002	22,505
*††	Taewoong Co. Ltd.	957	7,682
	Taeyoung Engineering & Construction Co. Ltd.	4,504	15,461
*	Taihan Textile Co. Ltd.	263	11,142
	TCC Steel	3,493	32,443
	TechWing, Inc.	7,950	40,864
	Telechips, Inc.	1,102	11,424
	TES Co. Ltd.	2,427	35,102
*	Theragen Etex Co. Ltd.	2,625	9,959
*	TK Corp.	3,405	45,269
	TKG Huchems Co. Ltd.	4,631	74,193
	Tongyang Life Insurance Co. Ltd.	5,937	23,085
	Tongyang, Inc.	53,338	48,001
	Tovis Co. Ltd.	1,651	14,291
	TS Corp.	6,440	14,582
	TSE Co. Ltd.	724	24,029
*	Tuksu Construction Co. Ltd.	2,157	15,216
*	TY Holdings Co. Ltd.	4,623	44,233
	TYM Corp.	20,875	45,886
	Ubiquoss Holdings, Inc.	1,989	26,087
	Uju Electronics Co. Ltd.	1,365	16,433
*	Unid Btplus Co. Ltd.	1,295	7,665
	Unid Co. Ltd.	825	57,080
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	21,529
	Uniquest Corp.	2,686	21,251
	Value Added Technology Co. Ltd.	1,095	31,742
*	Vidente Co. Ltd.	4,562	15,045
	Vieworks Co. Ltd.	1,285	33,724
*	Webzen, Inc.	2,959	44,807
*	Wemade Play Co. Ltd.	975	11,313
	Whanin Pharmaceutical Co. Ltd.	1,750	24,906
*	Wins Co. Ltd.	1,422	15,337
	WiSoL Co. Ltd.	5,751	33,595
*	Wonik Holdings Co. Ltd.	8,665	25,234
	WONIK IPS Co. Ltd.	4,769	120,533
	Wonik Materials Co. Ltd.	1,147	27,451
	Woojin, Inc.	3,439	25,377
	Woongjin Thinkbig Co. Ltd.	8,778	18,277
*	Wooree Bio Co. Ltd.	2,856	7,396
	Woori Investment Bank Co. Ltd.	72,193	49,125
*	Woori Technology Investment Co. Ltd.	8,023	34,428
*	Woosu AMS Co. Ltd.	4,962	11,037
	Y G-1 Co. Ltd.	2,283	12,666
*	Y-entec Co. Ltd.	2,370	17,787
*	YIK Corp.	3,175	8,534
	Young Poong Corp.	78	39,608
	Young Poong Precision Corp.	3,427	31,759
	Youngone Corp.	4,082	145,168
	Youngone Holdings Co. Ltd.	1,334	66,462
	Yuanta Securities Korea Co. Ltd.	17,353	38,950
*	Zeus Co. Ltd.	822	18,627
	Zinus, Inc.	1,967	61,304
TOTAL SOUTH KOREA			27,136,166

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (18.0%)
	Abico Avy Co. Ltd.	48,965	$33,134
	Ability Enterprise Co. Ltd.	37,000	25,834
	AcBel Polytech, Inc.	60,000	70,898
	Acer, Inc.	455,000	379,856
	ACES Electronic Co. Ltd.	28,985	31,705
	Action Electronics Co. Ltd.	24,000	10,638
	ADATA Technology Co. Ltd.	24,000	52,864
	Advanced International Multitech Co. Ltd.	9,000	29,852
	Advanced Optoelectronic Technology, Inc.	34,000	19,905
	Advanced Wireless Semiconductor Co.	2,000	5,347
	Advancetek Enterprise Co. Ltd.	30,000	31,726
	Aerospace Industrial Development Corp.	65,000	75,209
	AGV Products Corp.	144,000	52,511
*	ALI Corp.	31,000	22,415
	Allis Electric Co. Ltd.	41,674	47,634
	Alltek Technology Corp.	24,040	30,887
	Alpha Networks, Inc.	43,773	44,888
	Altek Corp.	59,000	66,548
*	Ambassador Hotel	49,000	53,258
	Ampire Co. Ltd.	12,000	13,165
	AMPOC Far-East Co. Ltd.	19,000	29,609
	AmTRAN Technology Co. Ltd.	155,782	52,181
	Apacer Technology, Inc.	35,000	50,823
	APCB, Inc.	17,000	9,405
	Apex Biotechnology Corp.	13,000	10,889
	Apex International Co. Ltd.	22,000	42,890
	Arcadyan Technology Corp.	23,000	78,011
	Ardentec Corp.	55,000	97,357
	Argosy Research, Inc.	13,000	39,479
	Asia Cement Corp.	410,000	577,606
	Asia Optical Co., Inc.	42,000	89,693
*	Asia Pacific Telecom Co. Ltd.	381,060	78,813
	Asia Polymer Corp.	83,742	81,841
	Asia Tech Image, Inc.	18,000	40,348
	ASROCK, Inc.	7,000	35,709
	Aten International Co. Ltd.	4,000	10,387
	Audix Corp.	23,000	40,790
	AUO Corp.	1,236,000	695,026
	Avermedia Technologies	14,000	10,793
	Axiomtek Co. Ltd.	7,000	14,134
	Bank of Kaohsiung Co. Ltd.	123,693	53,164
	Basso Industry Corp.	30,000	41,712
	BES Engineering Corp.	197,000	55,142
	Bin Chuan Enterprise Co. Ltd.	11,000	8,418
	Brighton-Best International Taiwan, Inc.	77,000	98,079
	Capital Futures Corp.	17,000	21,828
	Capital Securities Corp.	302,000	117,209
*	Career Technology MFG. Co. Ltd.	77,180	63,361
	Catcher Technology Co. Ltd.	107,000	636,290
	Cathay Real Estate Development Co. Ltd.	101,000	55,108
	Cayman Engley Industrial Co. Ltd.	4,000	8,392
	CCP Contact Probes Co. Ltd.	9,000	13,458
	Celxpert Energy Corp.	10,000	11,286
	Central Reinsurance Co. Ltd.	43,674	26,369
	Chain Chon Industrial Co. Ltd.	26,000	16,429
	Chang Hwa Commercial Bank Ltd.	716,887	421,286
	Channel Well Technology Co. Ltd.	27,000	26,621
	CHC Healthcare Group	13,000	21,278
	Chen Full International Co. Ltd.	12,000	15,669

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cheng Loong Corp.	169,000	$164,230
	Cheng Mei Materials Technology Corp.	78,000	26,486
	Cheng Shin Rubber Industry Co. Ltd.	282,000	325,412
	Cheng Uei Precision Industry Co. Ltd.	74,000	95,458
	Chia Chang Co. Ltd.	17,000	20,722
	Chia Hsin Cement Corp.	78,000	47,277
	Chicony Electronics Co. Ltd.	23,000	66,701
	China Airlines Ltd.	463,000	302,031
	China Bills Finance Corp.	133,000	66,950
	China Chemical & Pharmaceutical Co. Ltd.	58,000	51,912
	China Development Financial Holding Corp.	66,559	29,404
	China Electric Manufacturing Corp.	47,440	21,716
	China General Plastics Corp.	64,141	60,395
*	China Man-Made Fiber Corp.	278,912	80,321
	China Metal Products	64,000	64,086
	China Motor Corp.	40,200	81,152
	China Petrochemical Development Corp.	734,120	248,016
	China Wire & Cable Co. Ltd.	15,000	13,214
	Chinese Maritime Transport Ltd.	20,000	26,305
	Ching Feng Home Fashions Co. Ltd.	26,000	15,225
	Chin-Poon Industrial Co. Ltd.	79,000	79,008
	Chipbond Technology Corp.	107,000	216,769
	ChipMOS Technologies, Inc.	112,000	130,010
	Chong Hong Construction Co. Ltd.	27,000	66,675
	Chun YU Works & Co. Ltd.	13,650	11,146
	Chun Yuan Steel Industry Co. Ltd.	92,000	50,802
	Chung Hsin Electric & Machinery Manufacturing Corp.	10,000	27,140
	Chung Hwa Pulp Corp.	100,000	56,361
	Clevo Co.	73,000	76,036
	CMC Magnetics Corp.	196,336	50,844
#	Compal Electronics, Inc.	784,000	591,829
	Compeq Manufacturing Co. Ltd.	143,000	218,826
	Compucase Enterprise	7,000	7,066
	Concord Securities Co. Ltd.	89,510	29,390
	Continental Holdings Corp.	60,000	58,992
	Contrel Technology Co. Ltd.	61,000	35,970
	Coretronic Corp.	67,000	131,881
	Co-Tech Development Corp.	12,000	26,452
	Crowell Development Corp.	27,000	14,887
	CTCI Corp.	72,000	103,808
	CviLux Corp.	10,000	10,922
	CyberPower Systems, Inc.	9,000	31,181
	CyberTAN Technology, Inc.	61,000	49,720
	DA CIN Construction Co. Ltd.	60,000	61,071
	Dafeng TV Ltd.	9,000	14,655
	Da-Li Development Co. Ltd.	76,327	77,262
	Darfon Electronics Corp.	37,000	48,779
*	Darwin Precisions Corp.	59,000	17,937
	De Licacy Industrial Co. Ltd.	79,000	37,088
	Depo Auto Parts Ind Co. Ltd.	17,000	42,792
	Dimerco Express Corp.	5,000	12,374
	D-Link Corp.	103,040	53,031
	Dynamic Holding Co. Ltd.	39,701	22,987
	Dynapack International Technology Corp.	16,000	40,958
	Eastern Media International Corp.	45,000	36,147
	Edom Technology Co. Ltd.	20,900	19,164
	Egis Technology, Inc.	8,000	17,558
	Elite Advanced Laser Corp.	23,000	30,717
	Elite Semiconductor Microelectronics Technology, Inc.	45,000	118,048

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Elitegroup Computer Systems Co. Ltd.	59,000	$42,584
	Emerging Display Technologies Corp.	48,000	33,211
	Ennoconn Corp.	11,000	82,295
	Ennostar, Inc.	118,975	199,740
	EnTie Commercial Bank Co. Ltd.	127,000	62,972
	Eson Precision Ind Co. Ltd.	20,000	40,770
	Eternal Materials Co. Ltd.	133,000	144,255
	Eva Airways Corp.	348,041	339,638
*	Everest Textile Co. Ltd.	92,326	21,983
	Evergreen International Storage & Transport Corp.	87,000	78,551
	Evergreen Steel Corp.	27,000	47,992
	Everlight Chemical Industrial Corp.	92,000	58,518
	Everlight Electronics Co. Ltd.	70,000	87,786
	Excelsior Medical Co. Ltd.	26,157	61,991
	Far Eastern Department Stores Ltd.	151,000	109,292
	Far Eastern International Bank	379,845	148,464
	Far Eastern New Century Corp.	561,000	613,136
	Farglory F T Z Investment Holding Co. Ltd.	19,000	35,127
	Farglory Land Development Co. Ltd.	39,000	75,958
	Feedback Technology Corp.	10,000	29,804
	Feng Hsin Steel Co. Ltd.	75,000	173,019
	First Hotel	28,000	13,268
	First Insurance Co. Ltd.	27,000	14,593
*	First Steamship Co. Ltd.	225,010	65,217
	FIT Holding Co. Ltd.	18,000	17,454
	Fitipower Integrated Technology, Inc.	17,000	82,491
	Fittech Co. Ltd.	7,000	22,357
	FLEXium Interconnect, Inc.	46,000	154,115
	Forcecon Tech Co. Ltd.	18,000	33,874
	Formosa Advanced Technologies Co. Ltd.	29,000	38,765
	Formosa Laboratories, Inc.	22,704	49,265
	Formosa Optical Technology Co. Ltd.	6,000	11,679
	Formosa Taffeta Co. Ltd.	132,000	119,452
	Formosan Rubber Group, Inc.	69,000	50,701
	Formosan Union Chemical	70,400	54,044
	Founding Construction & Development Co. Ltd.	45,000	25,996
	Foxconn Technology Co. Ltd.	167,000	302,880
	Franbo Lines Corp.	18,180	11,126
	Froch Enterprise Co. Ltd.	31,000	24,817
	FSP Technology, Inc.	18,000	23,294
	Fullerton Technology Co. Ltd.	18,000	11,015
	Fulltech Fiber Glass Corp.	64,498	26,874
	Fwusow Industry Co. Ltd.	33,000	21,699
	G Shank Enterprise Co. Ltd.	36,000	58,229
	Gallant Precision Machining Co. Ltd.	16,000	15,538
*	GCS Holdings, Inc.	10,000	13,100
	Gemtek Technology Corp.	74,000	68,453
#	General Interface Solution Holding Ltd.	38,000	108,212
	General Plastic Industrial Co. Ltd.	14,000	14,055
	Getac Holdings Corp.	45,000	68,429
*	Giantplus Technology Co. Ltd.	35,000	17,470
	Global Brands Manufacture Ltd.	50,600	48,776
	Global Lighting Technologies, Inc.	5,000	9,459
*	Globe Union Industrial Corp.	44,000	19,373
	Gloria Material Technology Corp.	73,000	92,616
	GMI Technology, Inc.	18,180	10,855
	Goldsun Building Materials Co. Ltd.	109,543	94,080
	Grand Pacific Petrochemical	160,000	107,349
	Great China Metal Industry	26,000	21,154

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Greatek Electronics, Inc.	49,000	$83,280
	GTM Holdings Corp.	24,000	20,621
	Hannstar Board Corp.	47,132	51,659
	HannStar Display Corp.	444,000	180,151
	HannsTouch Solution, Inc.	75,194	23,594
	Harvatek Corp.	31,000	19,226
	Hey Song Corp.	53,000	58,547
	Highwealth Construction Corp.	171,625	235,433
	Hiroca Holdings Ltd.	6,000	8,951
	Hitron Technology, Inc.	13,000	11,324
	Ho Tung Chemical Corp.	176,000	50,987
	Hocheng Corp.	45,100	27,252
	Holy Stone Enterprise Co. Ltd.	19,000	57,956
*	Hong Pu Real Estate Development Co. Ltd.	35,000	26,271
	Hong TAI Electric Industrial	58,000	39,034
	Hong YI Fiber Industry Co.	19,000	11,253
	Horizon Securities Co. Ltd.	56,180	16,918
	Hsin Kuang Steel Co. Ltd.	44,000	71,398
	Hsing TA Cement Co.	29,000	16,018
	HUA ENG Wire & Cable Co. Ltd.	37,000	19,780
	Hua Yu Lien Development Co. Ltd.	12,000	21,991
	Huaku Development Co. Ltd.	44,000	130,608
	Hung Ching Development & Construction Co. Ltd.	31,000	21,899
	Hung Sheng Construction Ltd.	44,680	34,708
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	31,347
	IBF Financial Holdings Co. Ltd.	378,212	159,078
	Ichia Technologies, Inc.	47,000	28,314
	IEI Integration Corp.	29,600	73,445
	Infortrend Technology, Inc.	52,000	30,650
	Innolux Corp.	1,648,005	674,250
	Inpaq Technology Co. Ltd.	19,000	33,262
*	Integrated Service Technology, Inc.	19,000	54,440
	International CSRC Investment Holdings Co.	85,600	56,662
	Inventec Corp.	386,000	325,395
	Iron Force Industrial Co. Ltd.	6,000	15,301
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	25,826
	ITEQ Corp.	35,000	95,198
	Jarllytec Co. Ltd.	10,000	20,985
	Jess-Link Products Co. Ltd.	13,000	18,321
	Jia Wei Lifestyle, Inc.	7,000	12,043
	Johnson Health Tech Co. Ltd.	13,000	31,289
	K Laser Technology, Inc.	27,000	17,150
	Kaimei Electronic Corp.	18,400	37,515
	Kedge Construction Co. Ltd.	8,800	15,870
	KEE TAI Properties Co. Ltd.	49,000	20,850
	Kenda Rubber Industrial Co. Ltd.	101,880	105,329
	Kerry TJ Logistics Co. Ltd.	29,000	37,756
	Kindom Development Co. Ltd.	53,900	52,223
	King Chou Marine Technology Co. Ltd.	8,000	9,990
	King Yuan Electronics Co. Ltd.	173,000	221,960
	King's Town Bank Co. Ltd.	138,000	159,555
*	King's Town Construction Co. Ltd.	24,000	26,410
	Kinko Optical Co. Ltd.	9,455	8,009
	Kinpo Electronics	184,000	83,378
	Kinsus Interconnect Technology Corp.	44,000	167,127
*	Kung Sing Engineering Corp.	75,900	16,941
	Kuo Toong International Co. Ltd.	29,399	22,609
*	Kuo Yang Construction Co. Ltd.	28,000	17,183
	Kwong Lung Enterprise Co. Ltd.	23,000	39,762

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KYE Systems Corp.	34,000	$11,781
	L&K Engineering Co. Ltd.	30,000	42,665
	Lanner Electronics, Inc.	10,000	30,817
	Lealea Enterprise Co. Ltd.	130,000	45,254
	LEE CHI Enterprises Co. Ltd.	19,000	13,093
	Lelon Electronics Corp.	8,000	15,497
*	Li Peng Enterprise Co. Ltd.	119,000	31,177
	Lida Holdings Ltd.	18,000	18,485
	Lingsen Precision Industries Ltd.	77,000	36,096
	Lite-On Technology Corp.	252,000	559,968
*	Long Bon International Co. Ltd.	44,000	24,627
	Long Da Construction & Development Corp.	66,000	49,376
	Longchen Paper & Packaging Co. Ltd.	140,808	88,281
	Longwell Co.	9,000	17,065
	Lumax International Corp. Ltd.	19,800	47,028
	Lung Yen Life Service Corp.	33,000	41,990
	Macauto Industrial Co. Ltd.	6,000	13,691
	Macroblock, Inc.	4,000	14,839
	Macronix International Co. Ltd.	290,000	348,555
	Mayer Steel Pipe Corp.	30,000	23,862
	Meiloon Industrial Co.	22,400	15,429
	Mercuries & Associates Holding Ltd.	48,164	24,677
*	Mercuries Life Insurance Co. Ltd.	485,305	89,591
	Merry Electronics Co. Ltd.	23,384	63,643
	METAAGE Corp.	8,000	9,021
	Mildef Crete, Inc.	7,000	10,430
	MIN AIK Technology Co. Ltd.	30,000	16,792
	Mirle Automation Corp.	38,000	49,276
	Mitac Holdings Corp.	147,944	152,299
	MOSA Industrial Corp.	19,000	15,308
	MPI Corp.	13,000	54,180
	Namchow Holdings Co. Ltd.	20,000	30,469
	Nan Liu Enterprise Co. Ltd.	7,000	16,807
	Nan Pao Resins Chemical Co. Ltd.	6,000	26,770
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	17,415
	Nantex Industry Co. Ltd.	38,000	50,389
	Nanya Technology Corp.	136,000	264,170
*	National Aerospace Fasteners Corp.	11,000	28,996
	Netronix, Inc.	13,000	32,893
	New Best Wire Industrial Co. Ltd.	11,000	13,157
	Nexcom International Co. Ltd.	16,000	17,379
	Nien Hsing Textile Co. Ltd.	23,000	16,333
	Niko Semiconductor Co. Ltd.	8,000	15,083
	Nishoku Technology, Inc.	4,000	12,691
	O-Bank Co. Ltd.	208,909	64,631
	Orient Semiconductor Electronics Ltd.	37,000	23,100
	Oriental Union Chemical Corp.	99,000	62,666
	Pacific Construction Co.	32,000	9,951
	Paiho Shih Holdings Corp.	10,000	8,927
	Pan Jit International, Inc.	22,000	49,118
	Pan-International Industrial Corp.	76,000	98,346
#	PChome Online, Inc.	35,000	76,235
	Pegatron Corp.	360,000	776,032
*††	Pharmally International Holding Co. Ltd.	7,000	0
	Phison Electronics Corp.	26,000	323,666
	Pixart Imaging, Inc.	26,000	86,793
	Pou Chen Corp.	402,000	461,231
	Powerchip Semiconductor Manufacturing Corp.	438,000	505,200
	Powertech Technology, Inc.	108,000	301,868

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	President Securities Corp.	131,539	$72,305
	Primax Electronics Ltd.	49,000	94,327
	Prince Housing & Development Corp.	218,000	81,108
	Promate Electronic Co. Ltd.	25,000	32,212
	Prosperity Dielectrics Co. Ltd.	13,000	15,811
	Qisda Corp.	235,000	222,530
	QST International Corp.	16,500	32,258
	Qualipoly Chemical Corp.	15,000	17,093
	Quang Viet Enterprise Co. Ltd.	5,000	20,661
	Quanta Storage, Inc.	33,000	49,263
	Quintain Steel Co. Ltd.	47,380	24,049
	Radiant Opto-Electronics Corp.	69,000	236,532
	Radium Life Tech Co. Ltd.	141,320	42,807
	Rechi Precision Co. Ltd.	61,000	34,461
	Rexon Industrial Corp. Ltd.	19,000	19,432
	Rich Development Co. Ltd.	145,000	41,316
*	Ritek Corp.	142,121	38,672
*††	Roo Hsing Co. Ltd.	118,000	8,607
	Ruentex Development Co. Ltd.	53,000	79,373
	Ruentex Industries Ltd.	114,071	255,589
	Sampo Corp.	43,200	38,449
	San Fang Chemical Industry Co. Ltd.	20,000	13,981
	San Far Property Ltd.	27,272	10,925
	Sanyang Motor Co. Ltd.	89,000	104,187
	Senao International Co. Ltd.	10,000	10,629
	Sercomm Corp.	11,000	29,633
	Sesoda Corp.	19,776	28,156
	Shanghai Commercial & Savings Bank Ltd.	23,138	35,960
	Shan-Loong Transportation Co. Ltd.	14,000	14,123
	Sheng Yu Steel Co. Ltd.	27,000	23,280
	ShenMao Technology, Inc.	16,000	24,936
	Shih Her Technologies, Inc.	7,000	13,599
	Shih Wei Navigation Co. Ltd.	81,191	68,110
	Shihlin Electric & Engineering Corp.	57,000	124,074
	Shin Kong Financial Holding Co. Ltd.	2,347,698	705,046
	Shin Ruenn Development Co. Ltd.	15,000	17,380
	Shin Zu Shing Co. Ltd.	23,000	63,361
*	Shining Building Business Co. Ltd.	68,330	21,002
	Shinkong Insurance Co. Ltd.	38,000	63,820
	Shinkong Synthetic Fibers Corp.	201,000	120,633
	Shinkong Textile Co. Ltd.	27,000	36,343
*	Shuttle, Inc.	55,000	22,249
	Sigurd Microelectronics Corp.	72,726	123,975
	Silicon Integrated Systems Corp.	52,800	30,699
	Simplo Technology Co. Ltd.	25,000	247,673
	Sincere Navigation Corp.	48,410	32,871
	Singatron Enterprise Co. Ltd.	15,000	10,064
	Sinon Corp.	70,000	91,151
	SinoPac Financial Holdings Co. Ltd.	280,420	162,005
	Sinphar Pharmaceutical Co. Ltd.	11,000	11,385
	Siward Crystal Technology Co. Ltd.	28,000	32,903
	Soft-World International Corp.	8,000	21,444
	Solar Applied Materials Technology Corp.	69,000	80,265
	Solomon Technology Corp.	48,000	43,225
	Solteam, Inc.	9,000	13,561
	Sports Gear Co. Ltd.	23,000	56,002
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	14,874
	Sunplus Technology Co. Ltd.	63,000	50,416
	Sunrex Technology Corp.	30,000	38,689

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunspring Metal Corp.	14,177	$11,272
	Supreme Electronics Co. Ltd.	69,657	86,962
	Swancor Holding Co. Ltd.	10,000	36,690
	Sweeten Real Estate Development Co. Ltd.	32,632	26,620
	Syncmold Enterprise Corp.	17,000	33,890
	Synmosa Biopharma Corp.	27,158	38,654
	Synnex Technology International Corp.	214,000	432,492
	Systex Corp.	22,000	54,526
	T3EX Global Holdings Corp.	10,000	22,125
	TA Chen Stainless Pipe	238,879	358,854
	Ta Ya Electric Wire & Cable	131,274	101,227
	Tah Hsin Industrial Corp.	5,720	13,606
	TA-I Technology Co. Ltd.	20,000	29,739
	Taichung Commercial Bank Co. Ltd.	553,864	242,342
	Taiflex Scientific Co. Ltd.	39,000	54,560
	Taimide Tech, Inc.	9,000	9,966
	Tainan Spinning Co. Ltd.	207,000	118,535
	Tai-Saw Technology Co. Ltd.	22,000	19,839
	Taishin Financial Holding Co. Ltd.	1,789,532	972,737
	TaiSol Electronics Co. Ltd.	16,000	17,743
	Taisun Enterprise Co. Ltd.	22,000	22,857
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	24,064
	Taiwan Business Bank	1,065,105	475,138
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	16,123
	Taiwan Fertilizer Co. Ltd.	132,000	246,103
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	37,189
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	55,037
	Taiwan Glass Industry Corp.	162,000	126,673
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	134,584
††	Taiwan Land Development Corp.	217,000	7,263
	Taiwan Navigation Co. Ltd.	66,000	58,501
	Taiwan Paiho Ltd.	47,000	93,454
	Taiwan PCB Techvest Co. Ltd.	53,000	65,451
	Taiwan Sanyo Electric Co. Ltd.	12,000	14,464
	Taiwan Shin Kong Security Co. Ltd.	51,510	68,503
	Taiwan Styrene Monomer	64,000	29,829
	Taiwan Surface Mounting Technology Corp.	38,000	115,769
*	Taiwan TEA Corp.	91,000	65,348
	Taiwan Union Technology Corp.	54,000	111,609
	Taiyen Biotech Co. Ltd.	15,000	16,256
	TBI Motion Technology Co. Ltd.	9,000	11,726
	Te Chang Construction Co. Ltd.	13,000	13,150
	Teco Electric & Machinery Co. Ltd.	296,000	284,020
	Test Rite International Co. Ltd.	46,000	30,459
	Thinking Electronic Industrial Co. Ltd.	9,000	45,136
	Thye Ming Industrial Co. Ltd.	22,400	28,545
	Ton Yi Industrial Corp.	154,000	91,243
	Tong Hsing Electronic Industries Ltd.	21,600	165,775
	Tong Yang Industry Co. Ltd.	87,000	131,321
	Tong-Tai Machine & Tool Co. Ltd.	18,000	8,527
	Top Union Electronics Corp.	29,763	24,927
	Topco Technologies Corp.	6,000	14,832
	Topoint Technology Co. Ltd.	17,000	16,734
	Toung Loong Textile Manufacturing	37,740	33,228
	TPK Holding Co. Ltd.	61,000	62,482
	Transcend Information, Inc.	39,000	88,556
	Tripod Technology Corp.	70,000	231,579
	TSRC Corp.	97,000	91,501
	TST Group Holding Ltd.	4,800	16,162

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tul Corp.	6,000	$16,378
	Tung Ho Steel Enterprise Corp.	77,850	150,456
	TYC Brother Industrial Co. Ltd.	38,000	35,628
*	Tycoons Group Enterprise	91,000	26,135
	Tyntek Corp.	52,000	29,995
	UDE Corp.	8,000	8,970
	U-Ming Marine Transport Corp.	69,000	116,873
	Union Bank Of Taiwan	372,251	200,852
	Unitech Computer Co. Ltd.	19,000	20,043
*	Unitech Printed Circuit Board Corp.	81,876	50,120
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Universal Cement Corp.	68,000	53,539
	Unizyx Holding Corp.	35,930	44,311
	UPC Technology Corp.	149,316	73,946
	USI Corp.	120,000	95,411
	Ve Wong Corp.	24,000	29,572
	Ventec International Group Co. Ltd.	5,000	13,444
	Wah Lee Industrial Corp.	33,660	96,109
	Walsin Lihwa Corp.	437,607	796,559
	Walsin Technology Corp.	58,000	175,129
	Walton Advanced Engineering, Inc.	49,000	19,796
	Wei Chuan Foods Corp.	66,000	42,173
	Weikeng Industrial Co. Ltd.	69,946	63,908
	Well Shin Technology Co. Ltd.	9,000	14,944
	Winbond Electronics Corp.	546,000	395,555
	Winstek Semiconductor Co. Ltd.	6,000	9,889
	Wisdom Marine Lines Co. Ltd.	84,221	171,440
	Wistron Corp.	497,000	522,835
	Wistron NeWeb Corp.	44,000	120,252
	WPG Holdings Ltd.	262,000	417,667
	WT Microelectronics Co. Ltd.	78,000	170,601
	WUS Printed Circuit Co. Ltd.	28,350	26,474
	Xxentria Technology Materials Corp.	19,000	38,949
	Ya Horng Electronic Co. Ltd.	7,000	9,270
	Yageo Corp.	46,122	837,157
	YC INOX Co. Ltd.	70,973	72,370
	Yea Shin International Development Co. Ltd.	39,194	28,545
	Yem Chio Co. Ltd.	82,065	40,021
	Yeong Guan Energy Technology Group Co. Ltd.	15,639	32,934
	YFC-Boneagle Electric Co. Ltd.	14,596	13,252
	YFY, Inc.	188,000	162,130
	Yi Jinn Industrial Co. Ltd.	23,000	14,520
	Yieh Phui Enterprise Co. Ltd.	174,069	99,849
	YONGGU Group, Inc.	8,000	12,063
	Yonyu Plastics Co. Ltd.	12,000	13,346
	Youngtek Electronics Corp.	21,000	42,485
	Yuanta Futures Co. Ltd.	25,944	42,610
	Yuen Chang Stainless Steel Co. Ltd.	14,000	10,048
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	35,912
	Yulon Motor Co. Ltd.	99,324	275,326
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	30,849
	YungShin Global Holding Corp.	20,000	28,444
	Zeng Hsing Industrial Co. Ltd.	7,520	29,992
	Zenitron Corp.	27,000	27,141
	Zhen Ding Technology Holding Ltd.	107,000	395,112
	Zig Sheng Industrial Co. Ltd.	68,000	24,373
*	Zinwell Corp.	56,000	32,911
	ZongTai Real Estate Development Co. Ltd.	30,162	31,729
TOTAL TAIWAN			39,523,377

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (2.4%)
	AAPICO Hitech PCL	68,970	$68,949
	Absolute Clean Energy PCL	428,400	33,483
	AEON Thana Sinsap Thailand PCL	15,900	96,094
	AJ Plast PCL	46,900	18,328
	Allianz Ayudhya Capital PCL	11,100	14,039
	Alucon PCL	2,100	11,833
	Amata Corp. PCL	67,400	40,836
*	Ananda Development PCL	625,200	26,894
	AP Thailand PCL	403,000	145,280
	Asia Plus Group Holdings PCL	195,300	18,222
	Asia Sermkij Leasing PCL, NVDR	43,200	42,860
	Bangchak Corp. PCL	189,300	209,314
	Bangkok Commercial Asset Management PCL	285,100	137,325
	Bangkok Insurance PCL	13,620	122,130
	Bangkok Land PCL	2,094,100	67,245
	Bangkok Life Assurance PCL, NVDR	79,400	70,356
*	Better World Green PCL	535,300	16,865
	Cal-Comp Electronics Thailand PCL, Class F	620,604	44,369
	CH Karnchang PCL	178,300	122,072
	CIMB Thai Bank PCL	129,100	3,363
	Dhipaya Group Holdings PCL	85,600	129,658
	Eastern Polymer Group PCL, Class F	73,800	19,227
	Eastern Power Group PCL	112,400	14,369
	Eastern Water Resources Development & Management PCL, Class F	91,200	14,781
	Esso Thailand PCL	127,900	36,034
	Frasers Property Thailand PCL	79,285	36,748
	GFPT PCL	94,100	38,484
	Global Green Chemicals PCL, Class F	42,800	19,449
	Hana Microelectronics PCL	89,300	163,667
	Hwa Fong Rubber Thailand PCL	48,300	9,657
	ICC International PCL	9,300	10,213
	Ichitan Group PCL	52,400	19,208
	Index Livingmall PCL	26,600	15,230
	Interlink Communication PCL	59,900	12,974
	IRPC PCL	1,933,300	179,215
*	Italian-Thai Development PCL	664,700	41,078
	KGI Securities Thailand PCL	258,200	39,500
	Khon Kaen Sugar Industry PCL	300,000	32,899
	Kiatnakin Phatra Bank PCL	35,100	72,571
	Lalin Property PCL	79,100	22,405
	Lanna Resources PCL	55,400	26,181
	Loxley PCL	304,700	20,307
	LPN Development PCL	199,200	27,759
*	Master Ad PCL	1,012,300	17,173
	MBK PCL	146,510	81,666
	MC Group PCL	43,100	15,537
	MCS Steel PCL	107,500	32,403
*	MDX PCL	132,000	18,234
	Noble Development PCL	116,100	20,223
	Northeast Rubber PCL	127,600	24,739
*	Nusasiri PCL	1,194,500	40,890
	Origin Property PCL, Class F	71,000	26,241
	Polyplex Thailand PCL	55,700	42,606
*	Power Solution Technologies PCL, Class F	343,500	17,482
	Precious Shipping PCL	202,500	101,219
	Prima Marine PCL	103,800	24,370
	Property Perfect PCL	1,420,230	17,210
	Pruksa Holding PCL	134,700	53,864
	Quality Houses PCL	1,080,150	77,224

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Rabbit Holdings PLC, Class F	1,041,600	$38,180
*	Raimon Land PCL	907,600	20,071
	Ratchthani Leasing PCL	503,500	62,537
	Rojana Industrial Park PCL	217,500	40,522
*	S Hotels & Resorts PCL	404,600	53,930
	Saha Pathana Inter-Holding PCL	22,100	46,530
	Saha Pathanapibul PCL	16,100	31,581
	Saha-Union PCL	21,500	20,191
*	Samart Corp. PCL	89,100	15,115
	Sansiri PCL	2,570,400	151,841
	SC Asset Corp. PCL	297,500	42,899
*	Seven Utilities & Power PLC	400,500	9,464
	Siam City Cement PCL	10,900	52,667
	Siamgas & Petrochemicals PCL	137,400	42,040
*	Singha Estate PCL	169,800	10,185
	Sino-Thai Engineering & Construction PCL	207,400	90,474
*	SKY ICT PCL, Class F	47,600	30,282
	SNC Former PCL	24,100	10,440
	Somboon Advance Technology PCL	53,100	34,424
	SPCG PCL	96,900	43,151
	Sri Trang Agro-Industry PCL	140,101	92,948
	Sri Trang Gloves Thailand PCL	206,700	65,122
	Srivichai Vejvivat PCL	31,800	8,381
	Star Petroleum Refining PCL	270,900	94,376
*	STP & I PCL	174,900	27,552
	Supalai PCL	281,600	206,444
	Super Energy Corp. PCL	2,236,200	42,678
	Susco PCL	78,400	9,025
	Tata Steel Thailand PCL	557,900	19,605
*	Thai Reinsurance PCL	381,800	12,029
	Thai Stanley Electric PCL, NVDR	4,800	27,264
	Thai Union Group PCL, Class F	413,300	200,327
	Thaicom PCL	118,200	58,366
	Thaifoods Group PCL, Class F	73,800	12,632
	Thanachart Capital PCL	53,000	68,638
	Thoresen Thai Agencies PCL	239,200	59,057
	Tipco Asphalt PCL	71,300	39,311
	Tisco Financial Group PCL	33,500	104,022
	TKS Technologies PCL	52,250	21,369
	TMT Steel PCL	57,900	14,383
	TPI Polene PCL	1,283,800	71,949
	TPI Polene Power PCL	312,601	33,145
*	Unique Engineering & Construction PCL	199,000	29,178
*	United Power of Asia PCL, Class F	1,184,900	8,615
	Univanich Palm Oil PCL	72,000	16,904
	Vanachai Group PCL	55,000	9,331
	WHA Corp. PCL	1,213,300	138,936
	Workpoint Entertainment PCL	55,300	30,490
TOTAL THAILAND			5,291,153
TURKEY — (1.2%)
	Alarko Holding AS	45,997	170,410
*	Albaraka Turk Katilim Bankasi AS	207,057	31,413
*	Anadolu Anonim Turk Sigorta Sirketi	38,526	35,705
	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,053	102,972
	Anadolu Hayat Emeklilik AS	10,998	11,224
#	Arcelik AS	15,565	88,964
	Ayen Enerji AS	5,594	9,098
	Aygaz AS	14,660	70,572

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Bera Holding AS	105,274	$62,562
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,144	29,211
*	Bursa Cimento Fabrikasi AS	89,116	24,420
	Cemtas Celik Makina Sanayi Ve Ticaret AS	3,309	8,467
	Cimsa Cimento Sanayi VE Ticaret AS	9,985	43,509
	Coca-Cola Icecek AS	7,527	73,411
	Deva Holding AS	5,945	15,201
	Dogan Sirketler Grubu Holding AS	238,931	112,359
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	46,993	62,952
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,687	12,940
	Esenboga Elektrik Uretim AS	5,702	19,885
*	Global Yatirim Holding AS	66,232	31,829
*	Goodyear Lastikleri TAS	11,843	10,813
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	20,248	18,003
	GSD Holding AS	257,244	43,297
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	33,992
*	Is Finansal Kiralama AS	66,301	22,127
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	64,009
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	26,778	21,943
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	126,901
	Kordsa Teknik Tekstil AS	15,454	62,378
	Koza Altin Isletmeleri AS	2,387	70,669
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,709	75,583
	Menderes Tekstil Sanayi ve Ticaret AS	47,600	16,515
*	NET Holding AS	83,578	49,381
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	51,996	21,425
*	Pegasus Hava Tasimaciligi AS	3,703	97,527
#*	Petkim Petrokimya Holding AS	169,572	147,742
	Polisan Holding AS	34,532	15,823
#*	Sekerbank Turk AS	259,133	36,533
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	54,170
*	TAV Havalimanlari Holding AS	36,389	159,651
	Tekfen Holding AS	30,662	63,524
#	Turk Telekomunikasyon AS	37,400	40,963
*	Turkiye Halk Bankasi AS	135,252	75,807
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	62,413
*	Turkiye Vakiflar Bankasi TAO, Class D	218,141	109,837
*	Ulker Biskuvi Sanayi AS	16,123	32,842
*	Vestel Elektronik Sanayi ve Ticaret AS	15,167	51,166
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	18,533	32,637
*	Zorlu Enerji Elektrik Uretim AS	185,714	49,208
TOTAL TURKEY			2,683,983
UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi National Hotels	71,907	103,397
	Abu Dhabi National Insurance Co. PSC	28,687	45,346
	Agthia Group PJSC	50,465	55,976
	Air Arabia PJSC	161,115	96,740
*	Ajman Bank PJSC	240,359	74,118
	Aldar Properties PJSC	631,225	751,750
	Amanat Holdings PJSC	183,087	42,062
*	Amlak Finance PJSC	113,599	17,945
*	Arkan Building Materials Co.	242,413	100,556
*††	Bank of Sharjah	63,601	7,609
	Dana Gas PJSC	735,609	166,036
*	Deyaar Development PJSC	265,756	34,730
	Dubai Investments PJSC	365,014	216,337
	Dubai Islamic Bank PJSC	228,936	347,054
*	Emaar Development PJSC	174,367	212,319

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emaar Properties PJSC	791,645	$1,202,917
*	Eshraq Investments PJSC	292,261	38,192
*	Manazel PJSC	286,170	29,724
	National Bank of Ras Al-Khaimah PSC	89,006	116,467
	Orascom Construction PLC	3,812	13,228
*	RAK Properties PJSC	262,778	44,137
	Ras Al Khaimah Ceramics	86,789	66,015
*	SHUAA Capital PSC	275,704	29,890
*	Union Properties PJSC	680,886	50,874
TOTAL UNITED ARAB EMIRATES			3,863,419
TOTAL COMMON STOCKS			217,832,079
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.3%)
*	Alpargatas SA	22,730	60,941
	Banco ABC Brasil SA	15,435	58,349
	Banco do Estado do Rio Grande do Sul SA Class B	45,500	89,812
	Banco Pan SA	58,481	66,818
	Cia Ferro Ligas da Bahia - FERBASA	9,800	109,500
	Eucatex SA Industria e Comercio	6,900	14,476
	Marcopolo SA	102,594	61,035
	Randon SA Implementos e Participacoes	40,000	63,826
	Schulz SA	15,200	14,582
	Taurus Armas SA	10,100	33,506
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	84,003	141,155
TOTAL BRAZIL			714,000
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	21,128	16,335
THAILAND — (0.1%)
*	Rabbit Holdings PLC	3,124,800	99,395
TOTAL PREFERRED STOCKS			829,730
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Empreendimentos Pague Menos SA Rights 02/28/23	607	66
CHILE — (0.0%)
*	Salfacorp SA Rights 02/07/23	13,189	713
INDIA — (0.0%)
*	Heritage Foods Ltd. Rights 02/13/23	7,446	12,678
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	25,508	4,395
SOUTH KOREA — (0.0%)
*	LVMC Holdings Rights 02/28/23	1,279	872

Emerging Markets Targeted Value Portfolio
CONTINUED
	Shares	Value»

THAILAND — (0.0%)
* Eastern Power Group PCL Warrants 06/29/25	28,100	$332
TOTAL RIGHTS/WARRANTS		19,056
TOTAL INVESTMENT SECURITIES (Cost $203,941,046)		218,680,865

			Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	93,308	1,079,389
TOTAL INVESTMENTS — (100.0%)
(Cost $205,020,338)^^			$219,760,254
As of January 31, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	03/17/23	$1,348,691	$1,431,500	$82,809
Total Futures Contracts			$1,348,691	$1,431,500	$82,809
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,980,417	$207,492	—	$8,187,909
Chile	—	911,326	—	911,326
China	3,494,375	51,589,325	$329,817	55,413,517
Colombia	84,556	—	—	84,556
Greece	—	1,091,856	—	1,091,856
India	807,815	36,214,968	35,162	37,057,945
Indonesia	—	4,782,058	4,873	4,786,931
Kuwait	3,070	25,554	—	28,624
Malaysia	—	4,276,595	—	4,276,595
Mexico	5,236,802	310,749	—	5,547,551
Philippines	—	1,622,618	10	1,622,628
Poland	—	1,808,005	—	1,808,005
Qatar	—	1,860,860	—	1,860,860
Saudi Arabia	18,096	8,693,665	—	8,711,761
South Africa	191,752	7,752,165	—	7,943,917
South Korea	17,894	27,087,533	30,739	27,136,166
Taiwan	—	39,507,507	15,870	39,523,377
Thailand	5,231,033	60,120	—	5,291,153
Turkey	—	2,683,983	—	2,683,983
United Arab Emirates	—	3,855,810	7,609	3,863,419
Preferred Stocks
Brazil	714,000	—	—	714,000
Philippines	—	16,335	—	16,335
Thailand	99,395	—	—	99,395
Rights/Warrants
Brazil	—	66	—	66
Chile	—	713	—	713

Emerging Markets Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
India	—	$12,678	—	$12,678
Malaysia	—	4,395	—	4,395
South Korea	—	872	—	872
Thailand	—	332	—	332
Securities Lending Collateral	—	1,079,389	—	1,079,389
Futures Contracts**	$82,809	—	—	82,809
TOTAL	$23,962,014	$195,456,969	$424,080˂˃	$219,843,063
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.8%)
Federal Home Loan Bank
	2.125%, 12/14/29		500	$452,929
Federal National Mortgage Association
	6.210%, 08/06/38		5,000	6,062,921
TOTAL AGENCY OBLIGATIONS				6,515,850
BONDS — (95.2%)
AUSTRALIA — (5.5%)
ASB Finance Ltd.
	0.250%, 09/08/28	EUR	1,000	884,060
Australia Government Bond
	2.750%, 06/21/35	AUD	2,300	1,471,161
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		829	782,386
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	1,250	1,191,924
National Australia Bank Ltd.
	1.375%, 08/30/28	EUR	1,800	1,763,503
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	4,430,936
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	3,514,368
Ω	1.750%, 07/20/34	AUD	10,000	5,359,437
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,423,520
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	4,500	2,557,387
	2.250%, 09/15/33	AUD	2,000	1,150,581
	2.250%, 11/20/34	AUD	19,900	11,118,949
	2.000%, 09/17/35	AUD	4,800	2,540,163
	2.000%, 11/20/37	AUD	7,500	3,740,997
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,378,623
TOTAL AUSTRALIA				43,307,995
BELGIUM — (1.5%)
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	1,250	1,242,420
	0.000%, 01/21/28	EUR	11,000	10,327,150
TOTAL BELGIUM				11,569,570
			Face Amount^	Value†
			(000)

CANADA — (10.6%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	$812,684
	Bank of Nova Scotia
	2.150%, 08/01/31		3,600	2,958,019
	Bell Telephone Co. of Canada or Bell Canada
	3.000%, 03/17/31	CAD	3,000	2,013,408
	Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	2,783,866
	CDP Financial, Inc.
	3.150%, 07/24/24		3,000	2,929,672
CPPIB Capital, Inc.
	1.125%, 12/14/29	GBP	3,000	3,048,972
	1.250%, 01/28/31		4,000	3,253,624
	0.050%, 02/24/31	EUR	9,000	7,627,001
	1.500%, 03/04/33	EUR	9,650	8,880,443
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	884	851,531
Ontario Teachers' Finance Trust
	1.125%, 05/15/26	GBP	2,800	3,136,330
	0.100%, 05/19/28	EUR	9,000	8,292,083
	0.050%, 11/25/30	EUR	6,000	5,045,993
	1.850%, 05/03/32	EUR	10,600	10,112,474
	Ontario, Province of Canada
	2.250%, 05/26/26	GBP	2,800	3,251,108
Province of Ontario Canada
	0.250%, 12/15/26	GBP	1,199	1,273,514
	0.010%, 11/25/30	EUR	2,500	2,133,886
	0.250%, 06/09/31	EUR	4,400	3,758,844
	Province of Quebec Canada
	0.000%, 10/15/29	EUR	1,000	885,364
Royal Bank of Canada
	1.833%, 07/31/28	CAD	5,000	3,292,210
	2.125%, 04/26/29	EUR	2,500	2,471,745
	Thomson Reuters Corp.
	3.350%, 05/15/26		500	479,295
Toronto-Dominion Bank
	1.888%, 03/08/28	CAD	4,000	2,661,155
	4.456%, 06/08/32		1,800	1,766,789
	TOTAL CANADA			83,720,010
DENMARK — (1.2%)
	Danske Bank AS
Ω	4.375%, 06/12/28		1,000	945,367
	Denmark Government Bond
	0.000%, 11/15/24	DKK	36,000	5,009,496
Kommunekredit
	0.000%, 03/03/31	EUR	2,000	1,721,611

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

DENMARK — (Continued)
	0.010%, 05/04/34	EUR	2,400	$1,867,163
	TOTAL DENMARK			9,543,637
FINLAND — (1.5%)
Kuntarahoitus Oyj
	0.000%, 03/02/31	EUR	3,100	2,678,783
	1.250%, 02/23/33	EUR	800	743,223
	0.050%, 09/10/35	EUR	2,300	1,736,480
	Nordea Bank Abp
	0.500%, 11/02/28	EUR	7,500	6,823,852
	TOTAL FINLAND			11,982,338
FRANCE — (9.3%)
Action Logement Services
	1.375%, 04/13/32	EUR	2,000	1,860,766
	0.500%, 10/30/34	EUR	4,100	3,234,015
	Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	559,315
Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	2,800	2,531,603
	0.500%, 05/31/35	EUR	4,600	3,590,610
	0.375%, 05/25/36	EUR	500	368,299
	1.125%, 03/02/37	EUR	2,500	2,027,117
	ALD SA
	4.000%, 07/05/27	EUR	2,000	2,198,014
	Banque Federative du Credit Mutuel SA
	0.625%, 02/21/31	EUR	600	502,978
	BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	1,941,265
	BPCE SA
	2.375%, 04/26/32	EUR	7,000	6,785,275
	Caisse d'Amortissement de la Dette Sociale
	1.375%, 01/20/31		6,900	5,752,194
Credit Agricole SA
	0.375%, 04/20/28	EUR	500	455,657
	0.875%, 01/14/32	EUR	2,200	1,850,099
	Dexia Credit Local SA
	0.250%, 12/10/26	GBP	2,000	2,128,416
Ile-de-France Mobilites
	0.400%, 05/28/31	EUR	3,100	2,728,891
	0.200%, 11/16/35	EUR	4,000	2,946,386
	Orange SA
	8.125%, 01/28/33	EUR	500	742,658
	Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	616,221
	Sanofi
	3.625%, 06/19/28		800	780,774
SNCF Reseau
	5.000%, 10/10/33	EUR	3,000	3,754,061
	5.250%, 01/31/35	GBP	5,870	7,728,555
	0.750%, 05/25/36	EUR	1,500	1,177,553
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Societe Generale SA
	1.375%, 01/13/28	EUR	900	$863,612
Ω	4.750%, 09/14/28		700	683,531
	0.875%, 09/24/29	EUR	1,500	1,332,808
Ω	3.000%, 01/22/30		1,600	1,355,984
Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,056,093
	0.625%, 04/17/30	EUR	3,000	2,739,856
Unedic Asseo
	1.250%, 05/25/33	EUR	500	456,494
	0.250%, 07/16/35	EUR	4,800	3,652,335
Vinci SA
	2.750%, 09/15/34	GBP	3,800	3,943,632
TOTAL FRANCE				73,345,067
GERMANY — (5.0%)
Allianz Finance II BV
	1.500%, 01/15/30	EUR	1,400	1,374,570
BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,373,736
	0.875%, 01/14/32	EUR	1,000	889,987
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	900	894,188
Deutsche Bahn Finance GMBH
	1.875%, 02/13/26	GBP	500	581,067
	1.125%, 12/18/28	EUR	1,000	978,000
	2.750%, 03/19/29	EUR	107	114,208
	0.875%, 07/11/31	EUR	4,000	3,585,726
	0.350%, 09/29/31	EUR	1,841	1,562,271
	0.750%, 07/16/35	EUR	500	395,288
	0.625%, 04/15/36	EUR	6,600	5,055,597
Deutsche Bank AG
	1.750%, 01/17/28	EUR	1,000	965,772
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	800	815,744
	2.000%, 12/01/29	EUR	500	501,575
FMS Wertmanagement
	2.750%, 01/30/24		264	258,860
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		2,100	1,594,402
JAB Holdings BV
	2.250%, 12/19/39	EUR	5,300	4,106,942
Kreditanstalt fuer Wiederaufbau
	0.750%, 12/07/27	GBP	5,300	5,661,277
Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	765,390
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		2,000	2,553,367
Mercedes-Benz Group AG
	1.375%, 05/11/28	EUR	900	891,562
	1.125%, 08/08/34	EUR	500	420,111

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
NRW Bank
	0.750%, 06/30/28	EUR	1,000	$971,847
Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	802,333
Ω	2.875%, 03/11/41		250	197,917
State of North Rhine-Westphalia Germany
	0.950%, 03/13/28	EUR	2,500	2,477,719
TOTAL GERMANY				39,789,456
HONG KONG — (0.7%)
Prudential PLC
	3.125%, 04/14/30		2,700	2,448,293
	3.625%, 03/24/32		3,500	3,219,262
TOTAL HONG KONG				5,667,555
ITALY — (0.3%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,389,086
	1.750%, 07/04/29	EUR	800	743,541
TOTAL ITALY				2,132,627
JAPAN — (3.5%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		6,400	5,104,058
American Honda Finance Corp.
	0.300%, 07/07/28	EUR	2,500	2,283,244
Japan Government Thirty Year Bond
	2.200%, 03/20/41	JPY	220,000	1,927,935
Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	600,000	4,762,985
	0.400%, 03/20/36	JPY	215,000	1,538,671
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		1,000	947,890
	2.048%, 07/17/30		1,500	1,231,025
Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	556,513
Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,409,037
	2.679%, 07/16/30		1,000	831,593
ORIX Corp.
#	2.250%, 03/09/31		2,600	2,130,016
Sumitomo Mitsui Financial Group, Inc.
	3.446%, 01/11/27		600	571,764
	2.750%, 01/15/30		2,000	1,742,356
	2.222%, 09/17/31		1,000	813,471
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	2.296%, 01/12/41		2,507	$1,685,438
TOTAL JAPAN				27,535,996
LUXEMBOURG — (0.2%)
Prologis International Funding II SA
	1.625%, 06/17/32	EUR	1,500	1,280,700
NETHERLANDS — (3.9%)
BNG Bank NV
	1.625%, 08/26/25	GBP	700	812,259
	0.500%, 12/21/26	GBP	4,500	4,847,088
	3.300%, 04/26/29	AUD	3,000	1,993,473
	1.000%, 06/03/30		4,200	3,418,296
Cooperatieve Rabobank UA
	1.375%, 02/03/27	EUR	600	605,740
Heineken NV
	1.375%, 01/29/27	EUR	1,000	1,007,419
ING Groep NV
	3.950%, 03/29/27		1,500	1,446,820
	1.375%, 01/11/28	EUR	900	876,762
JAB Holdings BV
	3.375%, 04/17/35	EUR	1,200	1,153,380
Koninklijke KPN NV
	5.750%, 09/17/29	GBP	3,288	4,188,882
Koninklijke Philips NV
	1.375%, 05/02/28	EUR	800	770,110
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24		200	192,001
Ω	1.750%, 01/15/25		10,000	9,500,399
TOTAL NETHERLANDS				30,812,629
NEW ZEALAND — (0.2%)
New Zealand Local Government Funding Agency Bond
	3.500%, 04/14/33	NZD	2,500	1,437,634
NORWAY — (2.3%)
Kommunalbanken AS
	0.625%, 04/20/26	EUR	1,700	1,709,958
	1.125%, 06/14/30		17,500	14,390,810
Norway Government Bond
Ω	1.750%, 09/06/29	NOK	20,000	1,865,232
TOTAL NORWAY				17,966,000
SINGAPORE — (0.2%)
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,429	1,295,185
SPAIN — (0.9%)
Banco Santander SA
	1.375%, 01/05/26	EUR	900	914,945
	3.490%, 05/28/30		400	354,346

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SPAIN — (Continued)
Merlin Properties Socimi SA
2.375%, 07/13/27	EUR	2,000	$2,010,772
1.875%, 12/04/34	EUR	400	315,869
Santander UK Group Holdings PLC
3.625%, 01/14/26	GBP	400	470,628
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	600	751,249
7.045%, 06/20/36		2,300	2,524,363
TOTAL SPAIN			7,342,172
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.4%)
African Development Bank
3.350%, 08/08/28	AUD	2,200	1,478,349
Asian Development Bank
1.625%, 03/15/24		278	268,754
2.350%, 06/21/27	JPY	800,000	6,711,357
0.750%, 12/07/27	GBP	1,000	1,065,226
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.150%, 10/10/34	EUR	1,020	795,442
European Bank for Reconstruction & Development
0.500%, 05/19/25		5,000	4,594,518
5.625%, 12/07/28	GBP	800	1,077,461
European Financial Stability Facility
0.625%, 10/16/26	EUR	1,700	1,708,435
0.875%, 04/10/35	EUR	1,100	931,278
European Investment Bank
2.150%, 01/18/27	JPY	590,000	4,882,444
0.050%, 10/13/34	EUR	500	387,389
0.010%, 11/15/35	EUR	5,000	3,713,445
European Stability Mechanism
1.200%, 05/23/33	EUR	600	552,067
European Union
1.250%, 04/04/33	EUR	500	462,681
0.200%, 06/04/36	EUR	4,100	3,068,800
Inter-American Development Bank
7.000%, 06/15/25		4,000	4,246,641
3.125%, 09/18/28		500	483,703
3.875%, 10/28/41		5,000	4,880,650
International Bank for Reconstruction & Development
5.750%, 06/07/32	GBP	2,200	3,115,280
1.200%, 08/08/34	EUR	1,300	1,171,172
International Development Association
0.350%, 04/22/36	EUR	2,280	1,770,889
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
	1.250%, 02/06/31	AUD	1,053	$581,204
	1.500%, 04/15/35	AUD	5,300	2,614,070
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				50,561,255
SWEDEN — (0.7%)
Kommuninvest I Sverige AB
	1.375%, 05/08/24		200	191,870
Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	5,500	4,777,422
Swedbank AB
	0.200%, 01/12/28	EUR	800	724,434
TOTAL SWEDEN				5,693,726
SWITZERLAND — (1.7%)
Credit Suisse AG
	1.500%, 04/10/26	EUR	800	768,920
Swiss Confederation Government Bond
	0.500%, 05/27/30	CHF	10,000	10,418,951
UBS Group AG
	1.250%, 09/01/26	EUR	800	799,001
	0.875%, 11/03/31	EUR	2,000	1,684,031
TOTAL SWITZERLAND				13,670,903
UNITED KINGDOM — (3.3%)
Barclays PLC
	4.375%, 01/12/26		1,000	979,813
	3.250%, 01/17/33	GBP	1,800	1,841,975
British Telecommunications PLC
	3.125%, 11/21/31	GBP	1,200	1,285,722
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	1,700	1,618,034
Diageo Finance PLC
	1.500%, 10/22/27	EUR	500	503,738
Experian Finance PLC
Ω	2.750%, 03/08/30		3,500	3,002,170
HSBC Holdings PLC
	4.300%, 03/08/26		2,000	1,958,655
	4.950%, 03/31/30		1,500	1,504,695
Lloyds Banking Group PLC
	1.500%, 09/12/27	EUR	900	897,910
LSEGA Financing PLC
Ω	2.500%, 04/06/31		3,700	3,189,031
Ω	3.200%, 04/06/41		750	593,925
Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,245,438

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
Nationwide Building Society
3.250%, 01/20/28	GBP	700	$809,895
NatWest Group PLC
4.800%, 04/05/26		700	697,612
Unilever Finance Netherlands BV
1.375%, 07/31/29	EUR	700	682,822
United Kingdom Gilt
0.625%, 07/31/35	GBP	2,600	2,259,217
Vodafone Group PLC
1.875%, 11/20/29	EUR	600	586,988
1.625%, 11/24/30	EUR	750	707,218
5.000%, 05/30/38		1,000	987,305
TOTAL UNITED KINGDOM			26,352,163
UNITED STATES — (36.3%)
Abbott Ireland Financing DAC
1.500%, 09/27/26	EUR	800	820,278
0.375%, 11/19/27	EUR	2,000	1,917,768
AbbVie, Inc.
4.250%, 11/14/28		200	198,167
2.125%, 06/01/29	EUR	800	801,118
Advance Auto Parts, Inc.
3.900%, 04/15/30		750	683,611
Amazon.com, Inc.
4.800%, 12/05/34		400	415,101
American Express Co.
3.000%, 10/30/24		1,000	972,071
American International Group, Inc.
1.875%, 06/21/27	EUR	800	801,580
American Tower Corp.
3.950%, 03/15/29		1,000	941,288
0.950%, 10/05/30	EUR	700	595,114
1.000%, 01/15/32	EUR	1,400	1,145,955
4.050%, 03/15/32		1,875	1,737,303
AmerisourceBergen Corp.
2.800%, 05/15/30		3,300	2,899,390
Amgen, Inc.
2.300%, 02/25/31		2,100	1,767,002
3.150%, 02/21/40		3,375	2,638,886
2.800%, 08/15/41		3,500	2,577,873
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	600	614,790
Aon Corp.
4.500%, 12/15/28		500	494,562
3.750%, 05/02/29		500	474,795
2.800%, 05/15/30		1,500	1,328,095
Aon Global Ltd.
2.875%, 05/14/26	EUR	500	519,225
Apple, Inc.
1.200%, 02/08/28		3,600	3,131,325
1.375%, 05/24/29	EUR	1,600	1,572,795
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.050%, 07/31/29	GBP	1,300	$1,537,905
	Applied Materials, Inc.
	3.300%, 04/01/27		375	362,318
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	940,255
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,088,264
AT&T, Inc.
	2.750%, 06/01/31		2,000	1,724,861
	5.200%, 11/18/33	GBP	500	622,233
	3.500%, 06/01/41		2,500	2,007,051
	Autodesk, Inc.
	3.500%, 06/15/27		500	477,305
	AvalonBay Communities, Inc.
	2.450%, 01/15/31		3,000	2,591,454
Avnet, Inc.
	4.625%, 04/15/26		500	489,503
	3.000%, 05/15/31		4,350	3,559,486
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		800	765,413
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	500	468,317
	Best Buy Co., Inc.
	4.450%, 10/01/28		800	790,535
	Biogen, Inc.
	2.250%, 05/01/30		2,800	2,373,927
	BlackRock, Inc.
	3.250%, 04/30/29		651	617,440
	Block Financial LLC
	2.500%, 07/15/28		5,000	4,391,066
Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	500	510,629
	4.625%, 04/13/30		253	254,000
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,467,331
	Boston Properties LP
	3.250%, 01/30/31		1,400	1,203,594
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,822,481
Broadcom, Inc.
	4.300%, 11/15/32		1,000	920,872
Ω	3.469%, 04/15/34		4,000	3,316,510
Ω	3.137%, 11/15/35		1,000	776,356
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	957,546
	2.375%, 03/15/31		3,100	2,496,668
	Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	797,143
	Campbell Soup Co.
	4.150%, 03/15/28		600	588,773
Capital One Financial Corp.
	3.800%, 01/31/28		700	668,323
	1.650%, 06/12/29	EUR	2,800	2,507,664
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,625,659

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Choice Hotels International, Inc.
	3.700%, 12/01/29		500	$450,044
Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	783,606
	0.875%, 12/15/29	EUR	1,833	1,638,129
Cigna Corp.
	4.375%, 10/15/28		1,000	991,703
	2.400%, 03/15/30		1,500	1,295,898
	Citigroup, Inc.
	5.875%, 01/30/42		750	818,040
	Citizens Bank NA
	3.750%, 02/18/26		500	484,528
	Clorox Co.
	1.800%, 05/15/30		2,000	1,650,465
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	2,925,767
	Coca-Cola Co.
	0.950%, 05/06/36	EUR	1,500	1,183,581
Comcast Corp.
	4.250%, 01/15/33		500	489,756
	3.250%, 11/01/39		5,000	4,155,474
Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	950,596
	3.150%, 08/01/29		1,000	912,534
	Costco Wholesale Corp.
	1.600%, 04/20/30		2,000	1,694,936
Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	475,936
Ω	4.800%, 02/01/35		460	425,688
	Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	967,402
	DH Europe Finance Sarl
	1.200%, 06/30/27	EUR	800	795,658
	Discover Financial Services
	4.500%, 01/30/26		800	784,544
	Dover Corp.
	3.150%, 11/15/25		1,000	958,750
	Eaton Corp.
	4.000%, 11/02/32		550	528,463
	Eaton Vance Corp.
	3.500%, 04/06/27		477	455,126
Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	514,007
	2.000%, 10/15/29	EUR	300	299,010
Equinix, Inc.
	3.200%, 11/18/29		2,700	2,444,076
	2.150%, 07/15/30		1,500	1,246,025
	ERP Operating LP
	2.500%, 02/15/30		2,500	2,174,787
	Expedia Group, Inc.
	3.800%, 02/15/28		1,000	945,226
FedEx Corp.
	1.625%, 01/11/27	EUR	700	709,622
	1.300%, 08/05/31	EUR	1,000	891,161
	4.900%, 01/15/34		594	590,527
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	$1,144,837
Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,060,820
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		2,500	2,164,798
Flex Ltd.
	4.875%, 06/15/29		1,000	986,986
	4.875%, 05/12/30		1,500	1,469,890
FMR LLC
Ω	4.950%, 02/01/33		1,250	1,189,164
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		1,000	887,653
Fox Corp.
	4.709%, 01/25/29		700	691,833
Franklin Resources, Inc.
	1.600%, 10/30/30		400	321,291
GATX Corp.
	3.500%, 03/15/28		600	556,539
General Dynamics Corp.
	4.250%, 04/01/40		1,000	968,988
General Motors Financial Co., Inc.
	0.600%, 05/20/27	EUR	500	467,624
	0.650%, 09/07/28	EUR	2,000	1,779,713
	3.100%, 01/12/32		2,000	1,657,687
Gilead Sciences, Inc.
	3.650%, 03/01/26		600	584,454
	4.000%, 09/01/36		1,750	1,631,353
	2.600%, 10/01/40		600	445,451
	5.650%, 12/01/41		1,750	1,897,121
GlaxoSmithKline Capital PLC
	1.000%, 09/12/26	EUR	800	808,749
Global Payments, Inc.
	4.450%, 06/01/28		1,000	964,372
Goldman Sachs Group, Inc.
	3.125%, 07/25/29	GBP	500	551,383
	3.000%, 02/12/31	EUR	1,000	1,005,920
	0.750%, 03/23/32	EUR	2,271	1,836,451
	6.125%, 02/15/33		1,000	1,098,853
	6.250%, 02/01/41		1,000	1,133,565
Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	957,572
Hasbro, Inc.
	3.500%, 09/15/27		1,900	1,779,424
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,700	2,248,587
Healthcare Reality Holdings LP
	2.000%, 03/15/31		1,000	789,116

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Home Depot, Inc.
	3.300%, 04/15/40		217	$183,790
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	824,611
HP, Inc.
	3.400%, 06/17/30		3,000	2,662,106
	6.000%, 09/15/41		2,500	2,540,312
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	1,600	1,613,627
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		500	423,305
International Business Machines Corp.
	0.300%, 02/11/28	EUR	1,000	933,714
	1.750%, 03/07/28	EUR	800	801,146
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,401,911
	JM Smucker Co.
	4.250%, 03/15/35		1,400	1,332,623
	Johnson & Johnson
	3.550%, 03/01/36		408	381,468
JPMorgan Chase & Co.
	2.950%, 10/01/26		100	95,268
	3.500%, 12/18/26	GBP	400	480,787
	5.500%, 10/15/40		3,300	3,504,859
	Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	1,844,790
Kemper Corp.
	2.400%, 09/30/30		1,200	963,090
	3.800%, 02/23/32		1,000	873,425
	Kilroy Realty LP
	2.500%, 11/15/32		3,500	2,587,537
	Kroger Co.
	7.500%, 04/01/31		600	696,910
	Lazard Group LLC
	4.375%, 03/11/29		2,600	2,500,434
Lear Corp.
	3.800%, 09/15/27		130	123,989
	4.250%, 05/15/29		500	470,053
	Legg Mason, Inc.
	4.750%, 03/15/26		900	905,602
	Leggett & Platt, Inc.
	4.400%, 03/15/29		500	484,260
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,148,820
Ω	6.500%, 03/15/35		900	938,909
Lincoln National Corp.
	3.050%, 01/15/30		1,000	869,317
	3.400%, 01/15/31		2,000	1,753,105
	7.000%, 06/15/40		1,500	1,679,057
	Markel Corp.
	3.500%, 11/01/27		800	762,145
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,094,786
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30		2,000	$1,690,824
McDonald's Corp.
1.750%, 05/03/28	EUR	800	802,863
McKesson Corp.
3.125%, 02/17/29	GBP	1,200	1,341,609
Merck & Co., Inc.
1.875%, 10/15/26	EUR	600	625,659
MetLife, Inc.
6.500%, 12/15/32		500	579,011
5.700%, 06/15/35		2,550	2,800,013
Micron Technology, Inc.
5.327%, 02/06/29		950	955,021
4.663%, 02/15/30		800	764,245
Mohawk Industries, Inc.
# 3.625%, 05/15/30		3,000	2,709,023
Molson Coors Beverage Co.
3.000%, 07/15/26		1,500	1,416,621
Morgan Stanley
1.375%, 10/27/26	EUR	800	807,193
3.625%, 01/20/27		1,000	969,288
Motorola Solutions, Inc.
4.600%, 05/23/29		1,000	976,192
2.300%, 11/15/30		1,000	809,174
NIKE, Inc.
2.850%, 03/27/30		2,000	1,840,792
Oracle Corp.
3.400%, 07/08/24		2,000	1,959,812
2.950%, 04/01/30		3,500	3,078,687
3.600%, 04/01/40		750	594,250
Paramount Global
4.000%, 01/15/26		600	582,117
# 4.950%, 01/15/31		600	553,315
4.200%, 05/19/32		500	429,218
PepsiCo, Inc.
0.875%, 07/18/28	EUR	900	860,391
PPG Industries, Inc.
1.400%, 03/13/27	EUR	800	799,838
2.800%, 08/15/29		500	442,817
2.550%, 06/15/30		500	433,116
Principal Financial Group, Inc.
3.100%, 11/15/26		800	755,381
Procter & Gamble Co.
1.200%, 10/30/28	EUR	1,000	986,137
Progressive Corp.
6.250%, 12/01/32		500	563,866
Prologis Euro Finance LLC
1.000%, 02/08/29	EUR	3,000	2,743,311
0.625%, 09/10/31	EUR	490	401,058
0.500%, 02/16/32	EUR	3,200	2,556,936
PulteGroup, Inc.
6.375%, 05/15/33		850	887,838
6.000%, 02/15/35		1,000	1,017,750

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Quest Diagnostics, Inc.
4.200%, 06/30/29		1,000	$976,149
Ralph Lauren Corp.
2.950%, 06/15/30		2,000	1,791,611
Realty Income Corp.
1.800%, 03/15/33		3,000	2,287,480
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,235,409
Royalty Pharma PLC
3.300%, 09/02/40		5,500	4,113,511
Ryder System, Inc.
3.350%, 09/01/25		2,000	1,916,006
Simon Property Group LP
2.650%, 07/15/30		2,970	2,578,688
Sky Ltd.
4.000%, 11/26/29	GBP	600	723,995
Starbucks Corp.
4.000%, 11/15/28		100	97,655
Sysco Corp.
3.250%, 07/15/27		1,500	1,418,225
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,676,898
Thermo Fisher Scientific, Inc.
1.375%, 09/12/28	EUR	900	881,619
Travelers Cos., Inc.
5.350%, 11/01/40		1,000	1,067,611
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	726,234
United Parcel Service, Inc.
1.000%, 11/15/28	EUR	800	766,603
UnitedHealth Group, Inc.
3.875%, 12/15/28		1,000	974,416
4.625%, 07/15/35		600	605,975
6.875%, 02/15/38		954	1,165,565
Upjohn Finance BV
1.908%, 06/23/32	EUR	500	425,799
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	800	843,152
3.125%, 11/22/28	EUR	2,000	2,040,429
Ventas Realty LP
4.125%, 01/15/26		2,000	1,962,492
Verizon Communications, Inc.
4.500%, 08/17/27	AUD	2,000	1,394,377
2.625%, 12/01/31	EUR	800	801,694
3.375%, 10/27/36	GBP	1,300	1,359,712
VF Corp.
2.800%, 04/23/27		2,900	2,695,360
2.950%, 04/23/30		3,500	3,038,605
Visa, Inc.
2.375%, 06/15/34	EUR	1,500	1,489,296
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
VMware, Inc.
3.900%, 08/21/27		1,400	$1,344,271
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	830,915
# 3.200%, 04/15/30		2,270	2,017,325
Walmart, Inc.
5.750%, 12/19/30	GBP	1,490	2,052,857
5.625%, 03/27/34	GBP	3,100	4,339,975
5.250%, 09/28/35	GBP	684	930,541
Walt Disney Co.
6.200%, 12/15/34		400	458,957
3.500%, 05/13/40		2,000	1,710,812
Wells Fargo & Co.
4.150%, 01/24/29		2,500	2,427,547
Welltower OP LLC
3.100%, 01/15/30		2,000	1,747,166
2.750%, 01/15/31		900	754,934
Whirlpool Corp.
4.750%, 02/26/29		500	496,484
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	625,843
WPC Eurobond BV
1.350%, 04/15/28	EUR	450	419,487
TOTAL UNITED STATES			287,301,035
TOTAL BONDS			752,307,653
U.S. TREASURY OBLIGATIONS — (3.3%)
U.S. Treasury Bonds
1.125%, 08/15/40		15,000	9,952,734
U.S. Treasury Notes
0.250%, 03/15/24		8,000	7,615,937
2.500%, 05/15/24		5,000	4,867,383
0.250%, 06/15/24		3,500	3,301,211
TOTAL U.S. TREASURY OBLIGATIONS			25,737,265
TOTAL INVESTMENT SECURITIES (Cost $893,299,278)			784,560,768

		Shares
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	484,102	5,600,094
TOTAL INVESTMENTS — (100.0%)
(Cost $898,898,149)^^			$790,160,862

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
As of January 31, 2023, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	694,936	USD	490,007	Citibank, N.A.	02/13/23	$738
NZD	123,912	USD	78,644	Citibank, N.A.	02/21/23	1,470
USD	64,827,004	EUR	59,390,216	State Street Bank and Trust	02/27/23	155,813
USD	37,588,264	GBP	30,433,495	State Street Bank and Trust	02/28/23	46,992
CAD	8,333,370	USD	6,255,472	Citibank, N.A.	03/29/23	10,210
USD	52,073	NOK	513,886	Citibank, N.A.	03/31/23	451
NOK	246,531	USD	24,743	Citibank, N.A.	03/31/23	23
USD	1,862,000	NOK	18,524,562	HSBC Bank	03/31/23	1,138
USD	217,041	JPY	27,938,245	Citibank, N.A.	04/11/23	368
USD	19,363,161	JPY	2,459,891,138	Citibank, N.A.	04/12/23	282,995
Total Appreciation						$500,198
USD	3,374,263	EUR	3,113,052	Citibank, N.A.	02/07/23	$(11,318)
USD	31,601,230	EUR	30,050,029	State Street Bank and Trust	02/07/23	(1,079,494)
USD	16,477,058	AUD	23,975,057	Citibank, N.A.	02/13/23	(453,484)
USD	29,809,160	AUD	42,865,597	Morgan Stanley and Co. International	02/13/23	(461,375)
USD	35,867,033	GBP	29,552,590	Royal Bank of Canada	02/13/23	(575,544)
USD	65,581,825	EUR	60,883,609	State Street Bank and Trust	02/13/23	(657,830)
USD	752,686	AUD	1,081,125	State Street Bank and Trust	02/13/23	(10,775)
USD	1,539,517	DKK	10,558,749	HSBC Bank	02/16/23	(5,090)
USD	114,938	NZD	180,980	Citibank, N.A.	02/21/23	(2,073)
EUR	2,448,632	USD	2,668,733	Citibank, N.A.	02/21/23	(3,364)
NZD	31,917	USD	20,771	Citibank, N.A.	02/21/23	(135)
EUR	2,793,970	USD	3,041,809	Morgan Stanley and Co. International	02/21/23	(535)
USD	1,377,970	NZD	2,250,029	State Street Bank and Trust	02/21/23	(76,765)
USD	94,241,039	EUR	86,849,177	State Street Bank and Trust	02/21/23	(295,457)
USD	3,488,161	DKK	23,805,996	HSBC Bank	03/16/23	(1,230)
USD	478,333	CAD	641,803	Citibank, N.A.	03/29/23	(4,226)
USD	14,309,107	CAD	19,374,034	State Street Bank and Trust	03/29/23	(257,814)
USD	10,508,206	CHF	9,566,812	State Street Bank and Trust	03/31/23	(6,452)
USD	928,590	JPY	119,813,398	State Street Bank and Trust	04/11/23	(613)
Total (Depreciation)						$(3,903,574)
Total Appreciation (Depreciation)						$(3,403,376)
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$6,515,850	—	$6,515,850
Bonds
Australia	—	43,307,995	—	43,307,995
Belgium	—	11,569,570	—	11,569,570
Canada	—	83,720,010	—	83,720,010
Denmark	—	9,543,637	—	9,543,637
Finland	—	11,982,338	—	11,982,338
France	—	73,345,067	—	73,345,067
Germany	—	39,789,456	—	39,789,456
Hong Kong	—	5,667,555	—	5,667,555
Italy	—	2,132,627	—	2,132,627
Japan	—	27,535,996	—	27,535,996

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Luxembourg	—	$1,280,700	—	$1,280,700
Netherlands	—	30,812,629	—	30,812,629
New Zealand	—	1,437,634	—	1,437,634
Norway	—	17,966,000	—	17,966,000
Singapore	—	1,295,185	—	1,295,185
Spain	—	7,342,172	—	7,342,172
Supranational Organization Obligations	—	50,561,255	—	50,561,255
Sweden	—	5,693,726	—	5,693,726
Switzerland	—	13,670,903	—	13,670,903
United Kingdom	—	26,352,163	—	26,352,163
United States	—	287,301,035	—	287,301,035
U.S. Treasury Obligations	—	25,737,265	—	25,737,265
Securities Lending Collateral	—	5,600,094	—	5,600,094
Forward Currency Contracts**	—	(3,403,376)	—	(3,403,376)
TOTAL	—	$786,757,486	—	$786,757,486
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/24	200	$207,266
5.000%, 06/15/29	610	711,095
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	186,077
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	271,675
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	100	115,974
City of Bend OR Water Revenue (RB)
5.000%, 12/01/30	350	379,930
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	217,774
City of Cottage Grove (GO)
5.000%, 09/01/26	515	563,415
4.000%, 06/01/29	100	109,674
City of Eugene Electric Utility System Revenue (RB) Series A
5.000%, 08/01/24	170	176,518
City of Hillsboro (GO)
5.000%, 06/01/24	450	465,507
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	268,112
City of Lake Oswego (GO)
5.000%, 12/01/26	250	276,568
City of Medford (GO) Series A
5.000%, 06/01/24	555	574,273
City of Newberg (GO)
4.000%, 12/01/25	100	104,509
City of Portland (GO)
5.000%, 06/15/25	270	287,227
City of Portland (GO) Series A
5.000%, 03/01/26	100	108,136
5.000%, 06/01/26	700	764,094
5.000%, 06/01/27	500	558,819
	Face Amount	Value†
	(000)
OREGON — (Continued)
3.000%, 06/15/28	150	$152,980
4.000%, 04/01/32	210	223,299
City of Portland (GO) Series B
5.000%, 06/01/25	620	658,848
5.000%, 06/01/26	850	927,828
5.000%, 06/15/26	465	508,070
City of Portland (GO) Series D
5.000%, 04/01/28	250	284,855
City of Portland (GO) Series B
5.000%, 06/15/25	100	106,380
City of Portland OR (GO) Series A
5.000%, 04/01/27	890	990,768
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/23	140	141,352
5.000%, 10/01/23	225	228,910
5.000%, 06/15/24	175	181,333
5.000%, 06/15/27	700	762,215
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	345	356,339
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	128,828
5.000%, 04/01/25	445	470,057
5.000%, 04/01/27	365	405,557
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	92,378
City of Salem (GO)
5.000%, 06/01/23	180	181,530
5.000%, 06/01/25	395	419,564
5.000%, 06/01/26	150	163,633
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	645	684,356
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	165	167,997
4.000%, 04/01/26	250	263,218
4.000%, 04/01/27	265	283,083

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	775	$824,168
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	272,985
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	114,313
Clackamas County (GO)
5.000%, 06/01/24	100	103,499
5.000%, 06/01/25	585	621,380
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	310	352,366
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	530	563,058
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	400	436,777
Clackamas County School District No. 7J Lake Oswego (GO) (AGM)
5.250%, 06/01/25	255	272,297
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	50,476
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	135	137,937
5.000%, 12/01/26	230	253,996
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	317,561
5.000%, 06/15/29	500	582,865
	Face Amount	Value†
	(000)
OREGON — (Continued)
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	$78,729
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY) Series C
5.000%, 06/15/26	1,090	1,188,360
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	271,805
5.000%, 01/01/32	255	286,597
Hillsboro School District No. 1J (GO) (SCH BD GTY) Series A
5.000%, 06/15/28	1,290	1,439,661
Jackson County (GO)
4.000%, 06/01/23	135	135,702
Jefferson County School District No. 509J (GO) (SCH BD GTY) Series F
4.000%, 06/15/27	60	64,036
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,000	1,092,257
Lane Community College (GO) (SCH BD GTY)
4.000%, 06/15/24	340	347,101
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	260,695
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	648,692
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	185	209,422
Metro (GO)
5.000%, 06/01/26	1,140	1,243,997
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/23	785	800,300

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	645	$720,116
Multnomah County (GO)
5.000%, 06/01/29	270	301,170
Multnomah County (GO) Series A
5.000%, 06/15/28	515	590,870
5.000%, 06/15/29	830	972,400
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/24	410	425,064
5.000%, 06/15/25	1,050	1,116,494
5.000%, 06/15/26	315	343,532
5.000%, 06/15/27	250	279,115
5.000%, 06/15/29	545	635,323
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	188,991
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	669,296
5.000%, 06/15/27	1,000	1,063,089
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	140	160,933
Oregon State (GO) Series
5.000%, 06/01/26	340	371,475
Oregon State (GO) Series A
5.000%, 05/01/23	265	266,732
5.000%, 05/01/24	175	180,839
5.000%, 05/01/25	450	477,411
5.000%, 05/01/27	550	613,485
¤ 5.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	500	519,622
Oregon State (GO) Series B
5.000%, 08/01/25	240	256,398
Oregon State (GO) Series C
5.000%, 06/01/31	715	795,352
5.000%, 08/01/33	950	1,010,614
5.000%, 06/01/35	1,315	1,445,096
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	255	265,007
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series D
5.000%, 05/01/24	210	$217,007
5.000%, 05/01/25	310	328,883
5.000%, 06/01/26	490	535,362
Oregon State (GO) Series F
5.000%, 05/01/31	500	542,517
5.000%, 05/01/32	1,065	1,154,865
Oregon State (GO) Series G
5.000%, 12/01/33	1,000	1,095,831
Oregon State (GO) Series H
5.000%, 08/01/23	130	131,723
5.000%, 06/01/25	215	228,623
5.000%, 06/01/27	380	414,026
5.000%, 06/01/29	365	397,683
Oregon State (GO) Series N
5.000%, 05/01/27	380	423,863
Oregon State (GO) Series P
5.000%, 08/01/23	100	101,326
Oregon State (GO) Series A
5.000%, 05/01/29	125	145,761
Oregon State (GO) Series D
5.000%, 06/01/28	165	188,874
Oregon State (GO) Series K
5.000%, 11/01/26	380	419,516
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	127,613
5.000%, 11/15/26	285	314,284
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	230	240,810
5.000%, 11/15/27	550	612,620
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	920	989,530
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	345	354,505
Port of Morrow (GO)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 6/1/23)	375	378,150
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	457,361

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	$170,295
Portland Community College District (GO)
5.000%, 06/15/23	280	282,715
5.000%, 06/15/25	400	425,331
5.000%, 06/15/26	825	900,852
5.000%, 06/15/33	970	1,051,939
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	372,750
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,320	1,470,809
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series G
5.000%, 06/15/25	675	716,942
State of Oregon (GO) Series B
5.000%, 08/01/27	1,495	1,677,501
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	125	133,752
5.000%, 09/01/26	780	856,715
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/25)	1,205	1,289,053
3.250%, 10/01/34	420	417,214
5.000%, 09/01/38	525	589,055
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	375	401,158
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/26)	415	455,666
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	115,756
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	155	173,051
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/24)	275	$284,826
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	272,900
5.000%, 06/15/30	325	385,832
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	365	407,507
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	207,128
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	435	462,029
Washington County (GO)
5.000%, 03/01/25	775	817,972
5.000%, 03/01/26	425	460,768
4.000%, 03/01/30	1,020	1,074,076
Washington County Clean Water Services (RB)
5.000%, 10/01/24	225	234,952
5.000%, 10/01/25	480	514,531
5.000%, 10/01/27	450	507,113
5.000%, 10/01/28	300	345,578
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	98,286
5.000%, 06/01/29	400	466,449
TOTAL MUNICIPAL BONDS (Cost $71,012,413)		69,610,711
TOTAL INVESTMENTS — (100.0%)
(Cost $71,012,413)^^		$69,610,711

DFA Oregon Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$69,610,711	—	$69,610,711
TOTAL	—	$69,610,711	—	$69,610,711

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.0%)
Federal National Mortgage Association
	2.500%, 02/15/38		4,428	$4,134,776
	2.000%, 02/15/53		1,287	1,081,683
	2.500%, 02/15/53		5,424	4,748,700
	3.000%, 02/15/53		5,447	4,947,408
Federal National Mortgage Association
	2.000%, 02/15/38		4,857	4,413,609
Government National Mortgage Association
	2.500%, 02/21/53		2,838	2,529,450
	3.000%, 02/21/53		1,277	1,173,044
TOTAL AGENCY OBLIGATIONS				23,028,670
BONDS — (86.0%)
AUSTRALIA — (7.0%)
ANZ New Zealand International Ltd.
	0.375%, 09/17/29	EUR	255	221,785
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,500	1,341,536
ASB Finance Ltd.
	0.500%, 09/24/29	EUR	300	260,343
Australia Government Bond
	1.000%, 11/21/31	AUD	650	371,505
FMG Resources August 2006 Pty Ltd.
Ω	4.500%, 09/15/27		1,150	1,097,692
Ω	4.375%, 04/01/31		200	176,000
Glencore Funding LLC
Ω	2.850%, 04/27/31		500	428,229
Macquarie Group Ltd.
	0.350%, 03/03/28	EUR	500	450,448
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	900	543,148
	1.500%, 02/20/32	AUD	5,860	3,286,745
	3.500%, 11/20/37	AUD	2,000	1,234,759
Queensland Treasury Corp.
Ω	1.500%, 08/20/32	AUD	1,700	943,321
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	1,200	683,290
Telstra Corp. Ltd.
	1.375%, 03/26/29	EUR	2,000	1,927,974
		Face Amount^	Value†
		(000)

AUSTRALIA — (Continued)
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	900	$631,345
2.250%, 09/15/33	AUD	500	287,645
2.250%, 11/20/34	AUD	4,090	2,285,251
Westpac Securities NZ Ltd.
0.100%, 07/13/27	EUR	1,880	1,721,815
TOTAL AUSTRALIA			17,892,831
BELGIUM — (0.2%)
Anheuser-Busch InBev SA/NV
2.000%, 03/17/28	EUR	470	480,350
CANADA — (4.9%)
Bank of Nova Scotia
2.450%, 02/02/32		200	167,766
Brookfield Finance, Inc.
4.850%, 03/29/29		600	596,543
Canadian Imperial Bank of Commerce
3.600%, 04/07/32		300	276,074
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	437,263
CI Financial Corp.
3.200%, 12/17/30		1,500	1,172,914
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	2,350	2,388,362
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	469,904
Ontario Teachers' Finance Trust
0.050%, 11/25/30	EUR	1,600	1,345,598
1.850%, 05/03/32	EUR	1,800	1,717,213
Province of Alberta Canada
3.600%, 04/11/28	AUD	500	336,900
Province of Quebec Canada
0.250%, 05/05/31	EUR	2,000	1,717,132
Royal Bank of Canada
2.125%, 04/26/29	EUR	500	494,349
Toronto-Dominion Bank
3.129%, 08/03/32	EUR	500	509,742
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	880	843,077
TransCanada PipeLines Ltd.
4.625%, 03/01/34		200	192,599
TOTAL CANADA			12,665,436

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

DENMARK — (1.0%)
	Denmark Government Bond
	0.000%, 11/15/24	DKK	13,000	$1,808,985
	DSV Finance BV
	1.375%, 03/16/30	EUR	700	655,005
	TOTAL DENMARK			2,463,990
FINLAND — (1.1%)
	Nokia Oyj
	4.375%, 06/12/27		900	864,000
	OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	2,100	1,948,303
	TOTAL FINLAND			2,812,303
FRANCE — (6.6%)
	Airbus SE
	1.625%, 06/09/30	EUR	1,600	1,541,534
Banque Federative du Credit Mutuel SA
	0.250%, 07/19/28	EUR	500	445,188
	1.250%, 06/03/30	EUR	1,300	1,168,230
	0.625%, 02/21/31	EUR	600	502,978
	1.125%, 01/19/32	EUR	400	342,565
BNP Paribas SA
	1.500%, 05/25/28	EUR	900	884,506
	1.375%, 05/28/29	EUR	500	463,442
	1.250%, 07/13/31	GBP	400	366,384
BPCE SA
Ω	2.700%, 10/01/29		1,500	1,318,360
	0.250%, 01/14/31	EUR	1,200	996,441
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	388,456
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,071,105
La Poste SA
	2.625%, 09/14/28	EUR	800	837,108
	1.375%, 04/21/32	EUR	1,100	981,291
Societe Generale SA
	0.750%, 01/25/27	EUR	500	481,253
	0.875%, 09/24/29	EUR	1,000	888,539
	Societe Nationale SNCF SA
	1.500%, 02/02/29	EUR	900	891,599
	TotalEnergies Capital International SA
	1.405%, 09/03/31	GBP	1,000	977,958
	Vinci SA
	2.750%, 09/15/34	GBP	700	726,459
	WEA Finance LLC
Ω	3.500%, 06/15/29		1,800	1,516,638
	TOTAL FRANCE			16,790,034
GERMANY — (2.8%)
	BASF SE
	3.750%, 06/29/32	EUR	500	546,995
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	500	$491,127
	Deutsche Bank AG
	1.750%, 01/17/28	EUR	400	386,309
	Deutsche Telekom AG
	3.125%, 02/06/34	GBP	320	344,597
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	339,847
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	569,429
	Grand City Properties SA
	0.125%, 01/11/28	EUR	900	739,766
	Mercedes-Benz International Finance BV
	0.625%, 05/06/27	EUR	500	489,146
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	756,765
	Vonovia SE
	2.375%, 03/25/32	EUR	800	731,019
Wintershall Dea Finance BV
	1.332%, 09/25/28	EUR	1,000	914,400
	1.823%, 09/25/31	EUR	1,000	860,527
	TOTAL GERMANY			7,169,927
HONG KONG — (0.7%)
Prudential PLC
	3.125%, 04/14/30		1,000	906,775
	3.625%, 03/24/32		1,000	919,789
	TOTAL HONG KONG			1,826,564
ITALY — (1.6%)
Eni SpA
	3.625%, 01/29/29	EUR	200	217,756
	0.625%, 01/23/30	EUR	1,000	872,297
	Holding d'Infrastructures de Transport SASU
	1.625%, 09/18/29	EUR	1,100	1,026,304
	Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	399,223
UniCredit SpA
	1.800%, 01/20/30	EUR	800	719,607
	1.625%, 01/18/32	EUR	1,000	846,303
	TOTAL ITALY			4,081,490
JAPAN — (4.8%)
	7-Eleven, Inc.
Ω	1.800%, 02/10/31		300	239,253
	Aircastle Ltd.
Ω	2.850%, 01/26/28		400	348,718
	American Honda Finance Corp.
	0.300%, 07/07/28	EUR	370	337,920

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
Japan Government Twenty Year Bond
	2.100%, 09/20/28	JPY	16,000	$135,498
	1.500%, 03/20/34	JPY	144,000	1,190,112
	1.200%, 09/20/35	JPY	104,000	825,584
	0.600%, 09/20/37	JPY	20,000	143,711
Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		1,000	906,050
	3.556%, 06/15/32	EUR	1,480	1,575,844
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,700	1,469,191
	0.693%, 10/07/30	EUR	600	514,547
	2.096%, 04/08/32	EUR	400	371,615
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,450	1,310,730
Nomura Holdings, Inc.
	2.172%, 07/14/28		300	255,564
	2.608%, 07/14/31		1,000	810,405
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	138	121,010
Sumitomo Mitsui Financial Group, Inc.
	2.724%, 09/27/29		1,000	863,636
	2.222%, 09/17/31		1,000	813,471
	TOTAL JAPAN			12,232,859
LUXEMBOURG — (0.6%)
	ArcelorMittal SA
#	4.250%, 07/16/29		940	900,371
	Prologis International Funding II SA
	3.125%, 06/01/31	EUR	700	691,223
	TOTAL LUXEMBOURG			1,591,594
NETHERLANDS — (1.5%)
	Cooperatieve Rabobank UA
	4.550%, 08/30/29	GBP	700	870,088
	CTP NV
	1.250%, 06/21/29	EUR	130	102,405
	ING Groep NV
	2.000%, 09/20/28	EUR	500	497,343
	Nederlandse Waterschapsbank NV
	3.300%, 05/02/29	AUD	500	331,606
TenneT Holding BV
	2.125%, 11/17/29	EUR	1,000	993,264
	2.375%, 05/17/33	EUR	1,000	963,991
	TOTAL NETHERLANDS			3,758,697
NEW ZEALAND — (0.4%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	800	489,604
			Face Amount^	Value†
			(000)

NEW ZEALAND — (Continued)
	3.500%, 04/14/33	NZD	850	$518,688
	TOTAL NEW ZEALAND			1,008,292
NORWAY — (0.1%)
Aker BP ASA
Ω	4.000%, 01/15/31		300	273,709
SPAIN — (0.5%)
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	900	854,057
	SP Transmission PLC
	2.000%, 11/13/31	GBP	435	441,518
	TOTAL SPAIN			1,295,575
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.5%)
	Asian Development Bank
	2.350%, 06/21/27	JPY	130,000	1,090,596
	Inter-American Development Bank
	1.000%, 08/04/28	AUD	1,300	772,281
	International Bank for Reconstruction & Development
	1.100%, 11/18/30	AUD	1,000	550,181
International Finance Corp.
	3.150%, 06/26/29	AUD	300	198,465
	1.500%, 04/15/35	AUD	2,500	1,233,052
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			3,844,575
SWEDEN — (0.1%)
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	200	177,735
	Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	140	132,288
	TOTAL SWEDEN			310,023
SWITZERLAND — (1.2%)
	Credit Suisse Group AG
	4.550%, 04/17/26		700	650,297
	UBS AG
	0.500%, 03/31/31	EUR	500	426,459
UBS Group AG
	0.875%, 11/03/31	EUR	2,270	1,911,375
	0.625%, 02/24/33	EUR	200	161,438
	TOTAL SWITZERLAND			3,149,569
UNITED KINGDOM — (4.8%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	161,274

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
Ω	5.500%, 08/11/32		1,000	$1,003,045
	Barclays PLC
	3.250%, 01/17/33	GBP	600	613,992
BAT International Finance PLC
	2.250%, 06/26/28	GBP	400	410,189
	2.250%, 01/16/30	EUR	500	451,059
	BAT Netherlands Finance BV
	3.125%, 04/07/28	EUR	100	103,706
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,052,316
	2.822%, 04/07/32	EUR	300	300,908
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	560	600,004
	Centrica PLC
	4.375%, 03/13/29	GBP	400	472,093
	CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	500	506,416
	Experian Finance PLC
Ω	2.750%, 03/08/30		602	516,373
	HSBC Holdings PLC
	2.625%, 08/16/28	GBP	400	436,998
	Lloyds Banking Group PLC
	4.550%, 08/16/28		300	292,518
	London Stock Exchange Group PLC
	1.750%, 09/19/29	EUR	1,200	1,180,682
	National Grid Electricity Distribution West Midlands PLC
	5.750%, 04/16/32	GBP	300	389,356
	National Grid Gas PLC
	1.125%, 01/14/33	GBP	656	555,203
	Nationwide Building Society
	0.250%, 09/14/28	EUR	1,000	890,937
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,146,806
	Vodafone Group PLC
	6.150%, 02/27/37		200	215,068
	TOTAL UNITED KINGDOM			12,298,943
UNITED STATES — (44.6%)
Advance Auto Parts, Inc.
	3.900%, 04/15/30		150	136,722
	3.500%, 03/15/32		270	229,705
	AECOM
	5.125%, 03/15/27		750	736,950
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,559,797
	Ally Financial, Inc.
	8.000%, 11/01/31		300	330,404
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Altria Group, Inc.
	3.400%, 05/06/30		200	$176,978
	American Assets Trust LP
	3.375%, 02/01/31		1,000	815,973
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	409,270
	American Water Capital Corp.
	3.450%, 06/01/29		600	562,079
	Amgen, Inc.
	4.000%, 09/13/29	GBP	356	425,409
	Aon Corp.
	2.800%, 05/15/30		2,000	1,770,794
	Apple, Inc.
	3.200%, 05/11/27		1,375	1,326,658
	Ares Capital Corp.
	3.200%, 11/15/31		800	627,702
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	940,255
	Ashland LLC
Ω	3.375%, 09/01/31		400	332,000
	Assurant, Inc.
	2.650%, 01/15/32		1,000	772,066
	Assured Guaranty U.S. Holdings, Inc.
	3.150%, 06/15/31		1,000	869,128
	AT&T, Inc.
	4.350%, 03/01/29		100	98,290
	Atmos Energy Corp.
	1.500%, 01/15/31		150	121,069
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,137,863
	3.850%, 03/01/32		500	423,216
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	566,346
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,903,080
	0.472%, 01/23/32	JPY	200,000	1,404,401
	Biogen, Inc.
	2.250%, 05/01/30		567	480,720
	Black Hills Corp.
	2.500%, 06/15/30		800	668,646
	Block, Inc.
#	3.500%, 06/01/31		1,500	1,252,524
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	86,947
	Boeing Co.
	3.200%, 03/01/29		200	182,706
	Boston Scientific Corp.
	0.625%, 12/01/27	EUR	800	761,061
	Brixmor Operating Partnership LP
	4.050%, 07/01/30		300	274,367
Broadcom, Inc.
Ω	2.600%, 02/15/33		1,000	785,578
Ω	3.187%, 11/15/36		150	114,697

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,904	$1,453,362
	Brown & Brown, Inc.
	2.375%, 03/15/31		1,000	805,377
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	1,173	1,050,532
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	833,881
	Chevron Corp.
	2.236%, 05/11/30		600	531,980
Chubb INA Holdings, Inc.
	0.875%, 12/15/29	EUR	1,000	893,688
	1.400%, 06/15/31	EUR	700	626,003
	Cigna Corp.
	4.375%, 10/15/28		100	99,170
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	1,000	980,373
	Clorox Co.
	1.800%, 05/15/30		300	247,570
Comcast Corp.
	0.250%, 09/14/29	EUR	300	264,290
	5.500%, 11/23/29	GBP	350	459,905
	Conagra Brands, Inc.
	5.300%, 11/01/38		200	201,183
	ConocoPhillips
	6.500%, 02/01/39		300	355,973
	Continental Resources, Inc.
	4.375%, 01/15/28		1,000	951,473
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		650	618,717
	Crown Castle, Inc.
	3.800%, 02/15/28		600	572,567
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	571,341
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		500	409,110
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	806,494
	Discover Bank
	4.650%, 09/13/28		200	194,391
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	900	892,421
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	225,121
	DPL, Inc.
	4.350%, 04/15/29		1,500	1,370,074
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	810,903
	DXC Technology Co.
	2.375%, 09/15/28		400	344,539
	Edison International
	4.125%, 03/15/28		650	617,700
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Elevance Health, Inc.
	2.875%, 09/15/29		250	$225,768
Energy Transfer LP
	3.750%, 05/15/30		350	320,774
EnerSys
Ω	4.375%, 12/15/27		1,000	923,750
EPR Properties
	4.950%, 04/15/28		500	452,122
	3.750%, 08/15/29		1,200	997,224
Equinix, Inc.
	2.150%, 07/15/30		300	249,205
ERP Operating LP
	4.150%, 12/01/28		600	579,858
Expedia Group, Inc.
	3.250%, 02/15/30		650	571,397
Fidelity National Information Services, Inc.
	1.500%, 05/21/27	EUR	500	498,986
First American Financial Corp.
	2.400%, 08/15/31		300	233,344
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		500	432,960
Flowserve Corp.
	2.800%, 01/15/32		2,000	1,595,233
Fluor Corp.
#	4.250%, 09/15/28		600	559,563
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	334,239
	2.900%, 02/16/28		250	215,024
Fox Corp.
	4.709%, 01/25/29		300	296,500
GATX Corp.
	4.700%, 04/01/29		200	196,718
	3.500%, 06/01/32		500	437,539
General Motors Financial Co., Inc.
	5.650%, 01/17/29		600	604,619
Global Payments, Inc.
	3.200%, 08/15/29		250	222,032
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	203,718
	4.000%, 01/15/30		200	180,665
Goldman Sachs Group, Inc.
	3.125%, 07/25/29	GBP	400	441,107
	1.875%, 12/16/30	GBP	331	326,650
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	481,250
HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		600	458,569
HCA, Inc.
	7.500%, 11/06/33		117	129,470

DFA Global Core Plus Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Honeywell International, Inc.
2.250%, 02/22/28	EUR	450	$463,844
Howmet Aerospace, Inc.
6.875%, 05/01/25		10	10,299
3.000%, 01/15/29		500	436,250
HP, Inc.
2.650%, 06/17/31		200	162,229
4.200%, 04/15/32		172	153,469
Humana, Inc.
3.125%, 08/15/29		150	135,318
Huntsman International LLC
2.950%, 06/15/31		1,000	823,599
Hyatt Hotels Corp.
4.375%, 09/15/28		1,000	956,703
Indiana Michigan Power Co.
6.050%, 03/15/37		500	542,004
International Business Machines Corp.
1.750%, 03/07/28	EUR	500	500,716
0.875%, 02/09/30	EUR	1,000	909,969
1.250%, 02/09/34	EUR	1,000	847,042
Invitation Homes Operating Partnership LP
2.700%, 01/15/34		900	694,699
JAB Holdings BV
2.000%, 05/18/28	EUR	500	495,903
Jackson Financial, Inc.
3.125%, 11/23/31		1,000	815,503
Jefferies Financial Group, Inc.
2.625%, 10/15/31		300	246,382
JPMorgan Chase & Co.
6.400%, 05/15/38		500	575,257
Juniper Networks, Inc.
2.000%, 12/10/30		1,200	951,761
KB Home
4.000%, 06/15/31		1,500	1,250,758
Kemper Corp.
3.800%, 02/23/32		1,000	873,425
Kilroy Realty LP
2.500%, 11/15/32		1,600	1,182,874
Kimco Realty OP LLC
1.900%, 03/01/28		700	604,412
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		100	113,118
Las Vegas Sands Corp.
3.900%, 08/08/29		1,000	896,135
Lazard Group LLC
4.500%, 09/19/28		500	485,254
Lear Corp.
3.800%, 09/15/27		265	252,747
Lennar Corp.
4.750%, 05/30/25		500	494,054
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Lincoln National Corp.
	3.400%, 01/15/31		700	$613,587
LYB International Finance III LLC
	3.375%, 10/01/40		500	384,530
Marriott International, Inc.
	4.000%, 04/15/28		650	624,299
	2.750%, 10/15/33		100	81,079
Marsh & McLennan Cos., Inc.
	1.979%, 03/21/30	EUR	300	285,785
Masonite International Corp.
Ω	3.500%, 02/15/30		1,500	1,238,141
MGM Resorts International
	4.625%, 09/01/26		350	329,724
Micron Technology, Inc.
	3.366%, 11/01/41		500	358,839
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	860,130
Ω	3.875%, 05/15/32		250	209,595
Motorola Solutions, Inc.
	2.300%, 11/15/30		200	161,835
Nasdaq, Inc.
	1.750%, 03/28/29	EUR	500	482,434
National Fuel Gas Co.
	2.950%, 03/01/31		1,000	809,917
NewMarket Corp.
	2.700%, 03/18/31		1,000	827,376
NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		300	282,366
Nordstrom, Inc.
#	4.000%, 03/15/27		885	764,214
NOV, Inc.
	3.600%, 12/01/29		400	366,478
OneMain Finance Corp.
	7.125%, 03/15/26		450	447,055
ONEOK, Inc.
	6.350%, 01/15/31		300	318,737
Oracle Corp.
	6.125%, 07/08/39		600	631,458
	3.600%, 04/01/40		875	693,292
Ovintiv, Inc.
	8.125%, 09/15/30		400	452,208
Paramount Global
	4.950%, 01/15/31		200	184,438
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	642,341
Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	785,888
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	179,879

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.800%, 09/15/30		50	$45,423
	6.700%, 05/15/36		200	205,380
	6.650%, 01/15/37		500	519,270
	Primerica, Inc.
	2.800%, 11/19/31		1,000	847,460
Principal Financial Group, Inc.
	3.700%, 05/15/29		177	167,829
	6.050%, 10/15/36		147	157,504
	Progress Energy, Inc.
	7.000%, 10/30/31		290	326,413
	Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	2,100	1,677,989
Public Storage
	1.850%, 05/01/28		200	176,284
	0.500%, 09/09/30	EUR	1,000	841,867
	0.875%, 01/24/32	EUR	200	165,733
	PulteGroup, Inc.
	5.500%, 03/01/26		450	454,289
	Ralph Lauren Corp.
	2.950%, 06/15/30		1,000	895,806
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	227,668
	Ross Stores, Inc.
	1.875%, 04/15/31		99	80,256
	Royalty Pharma PLC
	2.200%, 09/02/30		150	122,264
Sabra Health Care LP
	3.900%, 10/15/29		500	427,491
	3.200%, 12/01/31		1,200	926,920
Seagate HDD Cayman
	4.875%, 06/01/27		600	581,682
	4.091%, 06/01/29		400	354,510
	4.125%, 01/15/31		500	419,975
	Sealed Air Corp.
Ω	4.000%, 12/01/27		400	370,020
	Sensata Technologies BV
Ω	5.000%, 10/01/25		150	148,349
	Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	769,471
	Simon Property Group LP
	2.450%, 09/13/29		500	433,824
	Southwest Airlines Co.
	5.125%, 06/15/27		600	605,498
Spirit Realty LP
	2.100%, 03/15/28		800	669,418
	4.000%, 07/15/29		203	182,940
	Steelcase, Inc.
	5.125%, 01/18/29		700	624,869
	Stellantis NV
	4.500%, 07/07/28	EUR	600	675,577
	STORE Capital Corp.
	4.625%, 03/15/29		900	823,374
	Stryker Corp.
	2.125%, 11/30/27	EUR	500	514,086
	Tapestry, Inc.
	3.050%, 03/15/32		300	245,906
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	$970,015
Toll Brothers Finance Corp.
	4.350%, 02/15/28		900	846,286
@	3.800%, 11/01/29		350	314,405
	Truist Financial Corp.
	1.950%, 06/05/30		200	166,483
	United States Cellular Corp.
	6.700%, 12/15/33		200	186,000
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	561,118
	Valero Energy Corp.
	4.350%, 06/01/28		547	539,854
Vontier Corp.
	1.800%, 04/01/26		500	434,255
	2.400%, 04/01/28		400	328,564
	2.950%, 04/01/31		665	515,076
	Vornado Realty LP
	3.400%, 06/01/31		1,350	1,034,377
Walmart, Inc.
	5.625%, 03/27/34	GBP	850	1,189,993
	5.250%, 09/28/35	GBP	1,580	2,149,495
	Walt Disney Co.
	6.400%, 12/15/35		700	806,454
Wells Fargo & Co.
	4.150%, 01/24/29		500	485,509
	3.500%, 09/12/29	GBP	400	450,274
	0.625%, 08/14/30	EUR	278	236,741
	2.125%, 09/24/31	GBP	1,000	986,215
	Welltower OP LLC
	2.050%, 01/15/29		1,000	840,276
	Western Digital Corp.
	2.850%, 02/01/29		1,200	978,096
	Western Union Co.
	1.350%, 03/15/26		600	533,822
	Westlake Corp.
	1.625%, 07/17/29	EUR	500	453,233
	WPC Eurobond BV
	1.350%, 04/15/28	EUR	600	559,315
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		200	187,050
	3.625%, 03/15/31		500	426,214
	Zimmer Biomet Holdings, Inc.
	1.164%, 11/15/27	EUR	600	580,803
	TOTAL UNITED STATES			113,974,440
	TOTAL BONDS			219,921,201
U.S. TREASURY OBLIGATIONS — (4.2%)
	U.S. Treasury Bills
	4.706%, 12/28/23		900	863,246
U.S. Treasury Notes
	0.125%, 12/15/23		4,800	4,611,562
	2.750%, 02/15/24		850	832,768

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

2.125%, 03/31/24	1,500	$1,456,758
0.375%, 04/15/24	2,000	1,900,859
2.500%, 04/30/24	1,200	1,168,922
TOTAL U.S. TREASURY OBLIGATIONS		10,834,115
TOTAL INVESTMENT SECURITIES (Cost $286,465,467)		253,783,986

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	165,913	$1,919,280
TOTAL INVESTMENTS — (100.0%)
(Cost $288,384,826)^^			$255,703,266
As of January 31, 2023, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	792,526	USD	559,011	Citibank, N.A.	02/21/23	$825
USD	938,511	EUR	859,798	Citibank, N.A.	02/23/23	2,494
CAD	7,127,701	USD	5,261,023	Citibank, N.A.	02/27/23	96,869
NZD	51,608	USD	33,033	Citibank, N.A.	02/27/23	335
CAD	1,447,966	USD	1,077,021	HSBC Bank	02/27/23	11,415
NZD	2,409	USD	1,526	HSBC Bank	02/27/23	31
CAD	1,130,339	USD	844,527	State Street Bank and Trust	02/27/23	5,149
CAD	1,215,341	USD	908,184	UBS AG	02/27/23	5,388
USD	10,794,079	EUR	9,904,611	Citibank, N.A.	02/28/23	8,079
Total Appreciation						$130,585
USD	10,783,441	EUR	10,142,811	HSBC Bank	02/06/23	$(246,512)
USD	10,516,800	EUR	9,924,758	UBS AG	02/06/23	(276,028)
USD	19,974	DKK	136,999	Citibank, N.A.	02/13/23	(63)
USD	10,368,914	EUR	9,563,172	Citibank, N.A.	02/21/23	(40,727)
USD	10,498,087	EUR	9,653,501	Morgan Stanley and Co. International	02/21/23	(9,879)
USD	12,129,892	AUD	17,477,198	UBS AG	02/21/23	(215,898)
USD	7,535,605	EUR	6,943,306	UBS AG	02/23/23	(23,218)
USD	12,269	NZD	19,285	Citibank, N.A.	02/27/23	(200)
USD	53,441	CAD	71,628	Citibank, N.A.	02/27/23	(403)
USD	8,085,855	CAD	10,849,719	HSBC Bank	02/27/23	(69,877)
USD	996,339	NZD	1,596,352	Morgan Stanley and Co. International	02/27/23	(35,836)
USD	16,453	NZD	25,479	State Street Bank and Trust	02/27/23	(21)
USD	18,484,173	GBP	15,005,129	State Street Bank and Trust	02/27/23	(25,012)
USD	11,226,061	EUR	10,362,645	Morgan Stanley and Co. International	02/28/23	(58,733)
USD	512,503	AUD	745,464	Citibank, N.A.	03/01/23	(14,252)
USD	1,494,865	AUD	2,196,455	State Street Bank and Trust	03/01/23	(57,183)
USD	20,606	DKK	141,524	Citibank, N.A.	03/13/23	(134)
USD	1,761,536	DKK	12,130,968	HSBC Bank	03/13/23	(16,201)
USD	653,399	JPY	85,935,166	Citibank, N.A.	03/29/23	(11,842)
USD	7,055,873	JPY	911,030,309	UBS AG	04/11/23	(9,544)
Total (Depreciation)						$(1,111,563)
Total Appreciation (Depreciation)						$(980,978)

DFA Global Core Plus Real Return Portfolio
CONTINUED
As of January 31, 2023, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	$304,667	$304,667
Bank of America Corp.	2.745%	Fixed	CPI	Maturity	USD	8,000,000	12/30/31	—	—	183,523	183,523
Bank of America Corp.	2.664%	Fixed	CPI	Maturity	USD	11,000,000	12/20/31	—	—	366,415	366,415
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	300,515	300,515
Bank of America Corp.	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	499,815	499,815
Bank of America Corp.	2.620%	Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	327,962	327,962
Bank of America Corp.	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	965,358	965,358
Bank of America Corp.	2.585%	Fixed	CPI	Maturity	USD	7,000,000	08/26/28	—	—	385,383	385,383
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,043,065	3,043,065
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	213,945	213,945
Bank of America Corp.	2.355%	Fixed	CPI	Maturity	USD	8,000,000	01/18/28	—	—	17,159	17,159
Citibank, N.A.	2.807%	Fixed	CPI	Maturity	USD	11,000,000	05/03/24	—	—	821,463	821,463
Deutsche Bank AG	3.120%	Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	82,305	82,305
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	101,821	101,821
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	147,881	147,881
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	380,548	380,548
Deutsche Bank AG	2.658%	Fixed	CPI	Maturity	USD	3,000,000	06/03/28	—	—	200,938	200,938
Deutsche Bank AG	2.600%	Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	354,415	354,415
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	279,501	279,501
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	405,925	405,925
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	280,688	280,688
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	277,784	277,784
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	384,410	384,410
Total Appreciation										$10,325,486	$10,325,486
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(229,746)	(229,746)
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	(168,311)	(168,311)
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	(94,578)	(94,578)
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	(131,429)	(131,429)
Morgan Stanley and Co. International	2.540%	Fixed	CPI	Maturity	USD	7,000,000	12/16/26	—	—	(35,762)	(35,762)
Total (Depreciation)										$(659,826)	$(659,826)
Total Appreciation (Depreciation)										$9,665,660	$9,665,660

DFA Global Core Plus Real Return Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$23,028,670	—	$23,028,670
Bonds
Australia	—	17,892,831	—	17,892,831
Belgium	—	480,350	—	480,350
Canada	—	12,665,436	—	12,665,436
Denmark	—	2,463,990	—	2,463,990
Finland	—	2,812,303	—	2,812,303
France	—	16,790,034	—	16,790,034
Germany	—	7,169,927	—	7,169,927
Hong Kong	—	1,826,564	—	1,826,564
Italy	—	4,081,490	—	4,081,490
Japan	—	12,232,859	—	12,232,859
Luxembourg	—	1,591,594	—	1,591,594
Netherlands	—	3,758,697	—	3,758,697
New Zealand	—	1,008,292	—	1,008,292
Norway	—	273,709	—	273,709
Spain	—	1,295,575	—	1,295,575
Supranational Organization Obligations	—	3,844,575	—	3,844,575
Sweden	—	310,023	—	310,023
Switzerland	—	3,149,569	—	3,149,569
United Kingdom	—	12,298,943	—	12,298,943
United States	—	113,974,440	—	113,974,440
U.S. Treasury Obligations	—	10,834,115	—	10,834,115
Securities Lending Collateral	—	1,919,280	—	1,919,280
Forward Currency Contracts**	—	(980,978)	—	(980,978)
Swap Agreements**	—	9,665,660	—	9,665,660
TOTAL	—	$264,387,948	—	$264,387,948
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (6.4%)
*	3R Petroleum Oleo E Gas SA	25,100	$221,664
	AES Brasil Energia SA	26,206	52,140
	Aliansce Sonae Shopping Centers SA	58,884	208,913
	Allied Tecnologia SA	8,800	9,708
	Alper Consultoria e Corretora de Seguros SA	2,700	14,973
	Alupar Investimento SA	23,100	129,145
	Ambev SA, ADR	132,299	351,915
	Ambipar Participacoes e Empreendimentos SA	10,100	47,652
*	Anima Holding SA	75,700	65,913
	Arezzo Industria e Comercio SA	5,227	90,201
	Atacadao SA	63,900	207,071
	Auren Energia SA	36,687	111,369
	B3 SA - Brasil Bolsa Balcao	177,800	453,931
	Banco Bradesco SA	64,630	160,674
	Banco BTG Pactual SA	87,179	371,296
	Banco do Brasil SA	65,300	523,553
	Banco Modal SA	67,700	32,941
	Banco Santander Brasil SA	10,500	59,881
	BB Seguridade Participacoes SA	35,100	261,229
	Bemobi Mobile Tech SA	13,669	43,083
*	Blau Farmaceutica SA	4,900	28,080
	Boa Safra Sementes SA	13,300	29,606
	Boa Vista Servicos SA	47,903	72,662
	BR Properties SA	27,000	32,285
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	11,900	69,858
*	BRF SA	120,681	189,236
	Brisanet Participacoes SA	13,200	6,605
*	C&A MODAS SA	36,200	21,251
	Caixa Seguridade Participacoes SA	44,831	76,745
	Camil Alimentos SA	18,600	30,375
	CCR SA	189,094	438,064
	Centrais Eletricas Brasileiras SA	50,289	402,704
	Cia Brasileira de Aluminio	42,100	105,327
	Cia Brasileira de Distribuicao	30,900	126,125
	Cia de Saneamento Basico do Estado de Sao Paulo	20,900	229,162
	Cia de Saneamento de Minas Gerais-COPASA	30,000	86,520
	Cia de Saneamento do Parana	62,400	170,057
	Cia Energetica de Minas Gerais	21,750	71,296
	Cia Paranaense de Energia	23,700	32,121
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,507	104,906
	Cia Siderurgica Nacional SA	55,600	202,628
	Cielo SA	253,200	249,893
*	Cogna Educacao	423,658	198,630
*	Construtora Tenda SA	24,800	23,352
	Cosan SA	82,687	272,023
	CPFL Energia SA	16,100	105,551
	Cruzeiro do Sul Educacional SA	40,000	27,579
	CSU Digital SA	7,400	16,283
	Cury Construtora e Incorporadora SA	18,900	50,189
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,300	255,078
	Dexco SA	79,563	118,178
	Diagnosticos da America SA	14,100	30,470
	Dimed SA Distribuidora da Medicamentos	18,700	37,832
	Direcional Engenharia SA	19,000	59,774
	EcoRodovias Infraestrutura e Logistica SA	34,700	31,034

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	EDP - Energias do Brasil SA	32,700	$131,217
*	Embraer SA	167,600	539,814
*	Empreendimentos Pague Menos SA	28,600	23,607
	Enauta Participacoes SA	29,900	88,646
	Energisa SA	29,400	244,696
*	Eneva SA	91,944	217,349
	Engie Brasil Energia SA	19,500	151,158
	Equatorial Energia SA	80,134	442,321
	Eternit SA	16,800	46,763
	Even Construtora e Incorporadora SA	18,500	17,420
	Ez Tec Empreendimentos e Participacoes SA	25,900	74,746
	Fleury SA	26,159	79,771
	Fras-Le SA	14,100	28,582
*	Gafisa SA	9,700	24,764
	Gerdau SA, Sponsored ADR	153,376	996,944
*Ω	GPS Participacoes e Empreendimentos SA	20,000	48,854
	Grendene SA	63,800	82,196
	Grupo De Moda Soma SA	79,779	165,018
*	Grupo Mateus SA	103,294	139,182
	Grupo SBF SA	16,000	34,923
	Guararapes Confeccoes SA	28,200	28,332
*Ω	Hapvida Participacoes e Investimentos SA	442,401	448,824
	Helbor Empreendimentos SA	23,100	10,466
*	Hidrovias do Brasil SA	100,463	42,946
	Hospital Mater Dei SA	15,240	27,650
	Hypera SA	12,500	114,256
	Instituto Hermes Pardini SA	8,400	34,336
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,300	26,158
*	International Meal Co. Alimentacao SA, Class A	38,000	18,789
	Iochpe-Maxion SA	27,300	61,631
	Irani Papel e Embalagem SA	29,400	45,985
*	IRB Brasil Resseguros SA	6,729	34,636
	Itau Unibanco Holding SA	23,500	99,763
	Jalles Machado SA	27,633	40,337
	JBS SA	78,700	311,309
	JHSF Participacoes SA	73,700	74,770
	JSL SA	14,500	18,567
	Kepler Weber SA	14,000	63,791
	Klabin SA	103,831	395,582
	Lavvi Empreendimentos Imobiliarios Ltda	9,422	10,171
	Light SA	47,600	35,726
	Localiza Rent a Car SA	40,556	473,046
*Ω	Locaweb Servicos de Internet SA	89,427	112,922
	LOG Commercial Properties e Participacoes SA	5,900	21,153
*	Log-in Logistica Intermodal SA	5,900	42,411
*	Lojas Quero Quero SA	41,800	30,467
	Lojas Renner SA	73,700	314,034
	M Dias Branco SA	13,721	92,495
*	Magazine Luiza SA	213,470	186,292
	Mahle-Metal Leve SA	7,417	49,853
*Ω	Meliuz SA	97,500	21,320
	Mills Estruturas e Servicos de Engenharia SA	28,145	58,327
	Minerva SA	44,000	121,262
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	10,900	10,500
*	Moura Dubeux Engenharia SA	8,800	9,829
	Movida Participacoes SA	27,443	40,816
*	MPM Corporeos SA	44,400	12,682
	MRV Engenharia e Participacoes SA	56,200	77,719
	Multilaser Industrial SA	45,900	30,291

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Natura & Co. Holding SA	77,842	$223,115
	Neoenergia SA	28,507	84,573
	Odontoprev SA	38,620	86,578
*	Omega Energia SA	31,899	55,488
*	Orizon Valorizacao de Residuos SA	4,700	35,831
	Pet Center Comercio e Participacoes SA	25,600	36,512
*	Petro Rio SA	58,000	481,020
	Petroleo Brasileiro SA, Sponsored ADR	179,947	1,952,999
	Petroleo Brasileiro SA	322,824	1,873,490
	Petroreconcavo SA	23,800	148,061
	Porto Seguro SA	44,500	227,045
	Portobello SA	12,500	20,093
	Positivo Tecnologia SA	23,400	39,413
	Qualicorp Consultoria e Corretora de Seguros SA	22,300	27,720
	Raia Drogasil SA	57,794	282,691
Ω	Rede D'Or Sao Luiz SA	26,805	168,445
	Romi SA	7,700	29,154
	Rumo SA	47,489	171,946
	Santos Brasil Participacoes SA	64,886	112,611
	Sao Martinho SA	29,600	145,834
	Sendas Distribuidora SA, ADR	5,220	100,694
	Sendas Distribuidora SA	63,128	244,364
	SIMPAR SA	68,400	104,696
	Sinqia SA	7,400	25,744
	SLC Agricola SA	30,310	306,306
	Suzano SA	81,789	746,949
	Tegma Gestao Logistica SA	7,000	25,993
	Telefonica Brasil SA	19,400	159,823
	Telefonica Brasil SA, ADR	7,669	62,349
	TIM SA	83,700	194,398
	TOTVS SA	10,300	61,013
	Transmissora Alianca de Energia Eletrica SA	50,800	370,870
	Tres Tentos Agroindustrial SA	15,130	30,163
	Trisul SA	19,800	14,588
	Tupy SA	21,900	116,526
	Ultrapar Participacoes SA	113,000	293,613
	Unifique Telecomunicacoes SA	13,800	10,222
	Unipar Carbocloro SA	5,250	80,266
	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	43,610
#	Vale SA, Sponsored ADR	283,709	5,299,684
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,700	23,342
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	19,630	56,535
*	Via SA	289,919	137,069
	Vibra Energia SA	110,300	357,650
	Vivara Participacoes SA	9,600	46,333
	Vulcabras Azaleia SA	21,700	50,485
	WEG SA	53,700	404,525
	Wilson Sons Holdings Brasil SA	40,000	81,161
	Wiz Solucoes e Corretagem de Seguros SA	13,900	19,332
	YDUQS Participacoes SA	44,784	91,133
*	Zamp SA	49,800	53,466
TOTAL BRAZIL			30,461,667
CHILE — (0.8%)
	Aguas Andinas SA, Class A	420,500	100,829
	Banco de Chile, ADR	10,885	239,143
	Banco de Credito e Inversiones SA	2,529	76,245
	Banco Santander Chile	2,570,534	108,097

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Besalco SA	1,195	$568
	CAP SA	13,773	127,213
	Cencosud SA	120,136	215,859
	Cencosud Shopping SA	36,191	54,536
	Cia Cervecerias Unidas SA, Sponsored ADR	3,912	61,066
	Cia Cervecerias Unidas SA	6,322	48,557
	Cia Sud Americana de Vapores SA	1,402,968	121,951
	Colbun SA	1,028,127	119,811
	Embotelladora Andina SA, ADR, Class B	8,194	125,040
	Empresa Nacional de Telecomunicaciones SA	36,365	139,489
	Empresas CMPC SA	104,193	179,170
	Empresas COPEC SA	25,301	190,839
	Enel Americas SA	328,549	43,512
	Enel Chile SA	1,872,978	88,228
*	Engie Energia Chile SA	52,971	33,736
	Falabella SA	48,861	113,595
	Grupo Security SA	544,630	126,558
	Hortifrut SA	19,654	31,602
	Instituto de Diagnostico SA	5,352	10,451
	Inversiones Aguas Metropolitanas SA	102,312	60,682
	Inversiones La Construccion SA	6,252	28,265
	Itau CorpBanca Chile SA	38,386,395	87,371
	Masisa SA	231,859	12,602
	Multiexport Foods SA	50,860	16,298
	Parque Arauco SA	67,334	86,723
	Plaza SA	39,208	53,127
	Ripley Corp. SA	202,243	42,122
	Salfacorp SA	72,604	27,058
	Sigdo Koppers SA	25,113	34,742
	SMU SA	828,115	128,536
	Sociedad Matriz SAAM SA	852,996	100,954
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,381	622,403
	SONDA SA	116,568	57,831
	Vina Concha y Toro SA	81,825	104,558
TOTAL CHILE			3,819,367
COLOMBIA — (0.2%)
*	BAC Holding International Corp.	65,347	2,879
	Banco de Bogota SA	6,410	48,627
	Bancolombia SA, Sponsored ADR	3,799	114,920
	Bancolombia SA	8,678	78,044
	Celsia SA ESP	42,996	23,943
	Cementos Argos SA	58,513	40,266
*	Corp. Financiera Colombiana SA	17,913	61,385
	Ecopetrol SA	174,507	99,755
	Grupo Argos SA	38,698	77,619
	Grupo Aval Acciones y Valores SA, ADR	4,685	11,338
	Grupo de Inversiones Suramericana SA	6,919	60,610
	Grupo Energia Bogota SA ESP	93,757	31,527
	Interconexion Electrica SA ESP	16,055	65,471
	Mineros SA	59,641	29,252
TOTAL COLOMBIA			745,636
CZECH REPUBLIC — (0.2%)
	CEZ AS	9,142	371,368
	Komercni Banka AS	5,489	185,261
Ω	Moneta Money Bank AS	34,144	126,052

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
CZECH REPUBLIC — (Continued)
	Philip Morris CR AS	55	$42,233
TOTAL CZECH REPUBLIC			724,914
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	118,221	191,044
GREECE — (0.6%)
*	Aegean Airlines SA	7,691	54,567
*	Alpha Services & Holdings SA	121,677	165,783
	Athens Water Supply & Sewage Co. SA	5,637	42,969
	Autohellas Tourist & Trading SA	4,196	47,077
	Bank of Greece	2,271	42,664
*	Ellaktor SA	12,998	29,642
	ElvalHalcor SA	14,320	27,073
	Entersoft SA Software Development & Related Services Co.	2,134	9,688
	Epsilon Net SA	2,874	20,996
*	Eurobank Ergasias Services & Holdings SA, Class A	212,187	287,910
	Fourlis Holdings SA	9,989	39,537
	GEK Terna Holding Real Estate Construction SA	9,760	132,548
	Hellenic Energy Holdings SA	11,694	98,719
	Hellenic Exchanges - Athens Stock Exchange SA	3,694	15,329
	Hellenic Telecommunications Organization SA	14,605	230,237
	Holding Co. ADMIE IPTO SA	13,658	29,568
	Intracom Holdings SA	7,206	14,247
	JUMBO SA	6,409	115,091
*	LAMDA Development SA	9,700	66,339
	Motor Oil Hellas Corinth Refineries SA	6,884	168,230
	Mytilineos SA	4,799	124,151
*	National Bank of Greece SA	24,359	115,819
	OPAP SA	11,244	168,836
*	Piraeus Financial Holdings SA	45,434	94,097
	Piraeus Port Authority SA	1,305	24,591
*	Public Power Corp. SA	11,837	94,303
	Quest Holdings SA	4,763	27,322
	Sarantis SA	6,105	51,094
	Terna Energy SA	6,230	135,816
	Thrace Plastics Holding & Co.	4,369	20,895
	Titan Cement International SA	7,847	123,149
TOTAL GREECE			2,618,287
HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	62,017	65,888
	MOL Hungarian Oil & Gas PLC	59,757	446,572
*	Opus Global Nyrt	58,630	20,835
	OTP Bank Nyrt	6,108	184,043
	Richter Gedeon Nyrt	11,191	252,708
TOTAL HUNGARY			970,046
INDIA — (20.5%)
	360 ONE WAM Ltd.	4,844	108,567
*	3i Infotech Ltd.	19,679	9,185
	3M India Ltd.	80	22,646
	Aarti Drugs Ltd.	8,519	42,042
	Aarti Industries Ltd.	20,855	137,745
*	Aarti Pharmalabs Ltd.	5,214	17,427
*	Aavas Financiers Ltd.	5,307	117,763
	ABB India Ltd.	2,323	81,142
	ACC Ltd.	7,505	181,328

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Action Construction Equipment Ltd.	6,419	$26,308
	Adani Enterprises Ltd.	8,898	321,680
*	Adani Green Energy Ltd.	5,143	77,182
	Adani Ports & Special Economic Zone Ltd.	27,506	206,827
	Adani Total Gas Ltd.	10,511	271,541
*	Adani Transmission Ltd.	1,736	37,485
	ADF Foods Ltd.	1,236	11,560
*	Aditya Birla Capital Ltd.	100,767	174,421
	Advanced Enzyme Technologies Ltd.	8,264	28,310
	Aegis Logistics Ltd.	27,862	129,803
	AGI Greenpac Ltd.	6,740	27,031
	Ahluwalia Contracts India Ltd.	5,662	35,057
	AIA Engineering Ltd.	5,687	190,828
	Ajanta Pharma Ltd.	6,546	96,869
	Akzo Nobel India Ltd.	1,600	44,017
	Alembic Ltd.	7,426	6,277
	Alembic Pharmaceuticals Ltd.	10,334	68,216
	Alkem Laboratories Ltd.	2,608	96,168
	Alkyl Amines Chemicals	1,783	56,996
	Allcargo Logistics Ltd.	17,001	87,096
*	Alok Industries Ltd.	148,339	24,626
	Amara Raja Batteries Ltd.	25,468	178,177
*	Amber Enterprises India Ltd.	1,430	33,427
	Ambuja Cements Ltd.	35,159	173,708
	Amrutanjan Health Care Ltd.	1,487	13,143
	Anant Raj Ltd.	32,411	44,481
	Andhra Sugars Ltd.	11,068	17,779
	Angel One Ltd.	4,298	65,783
	Apar Industries Ltd.	3,546	73,334
	Apcotex Industries Ltd.	3,776	19,312
	APL Apollo Tubes Ltd.	19,768	279,130
	Apollo Hospitals Enterprise Ltd.	7,683	402,265
	Apollo Tyres Ltd.	75,710	298,261
*	Arvind Fashions Ltd.	8,598	33,863
*	Arvind Ltd.	33,887	35,188
	Asahi India Glass Ltd.	10,809	67,876
	Ashiana Housing Ltd.	5,563	9,589
	Ashok Leyland Ltd.	72,942	133,718
*	Ashoka Buildcon Ltd.	32,176	32,741
	Asian Granito India Ltd.	26,004	14,616
	Asian Paints Ltd.	19,923	666,331
	Astec Lifesciences Ltd.	994	16,983
*Ω	Aster DM Healthcare Ltd.	26,724	69,721
	Astra Microwave Products Ltd.	11,415	38,454
	Astral Ltd.	6,939	175,122
	AstraZeneca Pharma India Ltd.	345	14,179
	Atul Ltd.	2,202	192,751
Ω	AU Small Finance Bank Ltd.	13,200	100,572
	Aurobindo Pharma Ltd.	34,327	171,986
	Automotive Axles Ltd.	527	16,328
	Avanti Feeds Ltd.	6,922	32,589
*Ω	Avenue Supermarts Ltd.	3,194	137,516
	Axis Bank Ltd.	172,117	1,839,645
	Bajaj Auto Ltd.	5,254	246,312
	Bajaj Consumer Care Ltd.	20,761	43,309
	Bajaj Finance Ltd.	13,947	1,007,796
	Bajaj Finserv Ltd.	11,205	184,835
*	Bajaj Hindusthan Sugar Ltd.	244,013	44,759
	Bajaj Holdings & Investment Ltd.	2,434	175,487

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balaji Amines Ltd.	1,826	$53,494
	Balkrishna Industries Ltd.	7,678	208,972
	Balmer Lawrie & Co. Ltd.	14,152	20,782
	Balrampur Chini Mills Ltd.	17,732	82,166
	Banco Products India Ltd.	3,706	9,105
*Ω	Bandhan Bank Ltd.	43,181	129,531
	Bank of Baroda	70,449	145,867
	Bank of India	74,780	76,728
	Bank of Maharashtra	145,543	54,902
	Bannari Amman Sugars Ltd.	618	20,870
	BASF India Ltd.	2,142	64,455
	Bata India Ltd.	7,260	135,714
	Bayer CropScience Ltd.	2,542	138,031
	BEML Ltd.	4,856	56,885
	Berger Paints India Ltd.	16,801	113,750
*	BF Utilities Ltd.	3,743	16,936
	Bhansali Engineering Polymers Ltd.	21,492	28,215
	Bharat Bijlee Ltd.	409	12,815
	Bharat Dynamics Ltd.	6,149	71,818
	Bharat Electronics Ltd.	278,463	325,197
	Bharat Forge Ltd.	29,171	313,357
	Bharat Heavy Electricals Ltd.	96,816	93,517
	Bharat Petroleum Corp. Ltd.	44,023	185,068
	Bharat Rasayan Ltd.	202	22,945
	Bharti Airtel Ltd.	200,910	1,894,837
	Biocon Ltd.	34,331	99,167
	Birla Corp. Ltd.	5,614	62,366
	Birlasoft Ltd.	21,381	79,516
*	Black Box Ltd.	6,106	9,439
	Blue Dart Express Ltd.	740	56,830
	Blue Star Ltd.	7,711	116,203
	Bodal Chemicals Ltd.	6,839	5,985
	Bombay Burmah Trading Co.	5,294	57,385
*	Borosil Renewables Ltd.	9,173	53,862
	Bosch Ltd.	394	82,643
	Brigade Enterprises Ltd.	20,799	116,635
	Brightcom Group Ltd.	41,970	12,892
	Britannia Industries Ltd.	8,326	440,787
	BSE Ltd.	9,762	61,391
*	Camlin Fine Sciences Ltd.	8,757	16,861
	Can Fin Homes Ltd.	12,189	84,749
	Canara Bank	31,000	115,892
*	Capacit'e Infraprojects Ltd.	5,327	9,752
	Caplin Point Laboratories Ltd.	3,693	31,454
	Carborundum Universal Ltd.	15,393	181,788
	Care Ratings Ltd.	6,032	45,252
	Castrol India Ltd.	71,323	103,105
	CCL Products India Ltd.	12,865	85,275
	Ceat Ltd.	5,838	112,083
*	Central Bank of India Ltd.	74,954	27,758
	Central Depository Services India Ltd.	8,879	113,805
	Century Enka Ltd.	2,562	12,870
	Century Plyboards India Ltd.	10,927	69,428
	Century Textiles & Industries Ltd.	9,868	85,240
	Cera Sanitaryware Ltd.	896	57,681
	CESC Ltd.	82,348	73,125
*	CG Power & Industrial Solutions Ltd.	70,093	259,137
*	Chalet Hotels Ltd.	8,285	35,720
	Chambal Fertilisers & Chemicals Ltd.	39,659	153,029

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Chennai Petroleum Corp. Ltd.	5,711	$17,424
	Cholamandalam Financial Holdings Ltd.	24,929	181,448
	Cholamandalam Investment & Finance Co. Ltd.	36,310	315,623
	Cigniti Technologies Ltd.	2,010	14,824
	Cipla Ltd.	31,640	395,211
	City Union Bank Ltd.	86,766	168,504
	Coal India Ltd.	85,086	234,761
Ω	Cochin Shipyard Ltd.	7,649	47,895
*Ω	Coffee Day Enterprises Ltd.	33,733	17,492
	Coforge Ltd.	4,555	245,744
	Colgate-Palmolive India Ltd.	12,990	231,595
	Computer Age Management Services Ltd.	4,377	122,133
	Container Corp. of India Ltd.	21,306	164,755
	Coromandel International Ltd.	23,779	260,948
	Cosmo First Ltd.	3,597	31,298
*	CreditAccess Grameen Ltd.	13,213	139,654
	CRISIL Ltd.	2,519	96,976
	Crompton Greaves Consumer Electricals Ltd.	47,019	190,179
*	CSB Bank Ltd.	11,938	36,477
	Cummins India Ltd.	8,882	156,255
	Cyient Ltd.	9,702	105,118
*	D B Realty Ltd.	29,471	27,273
	Dabur India Ltd.	30,340	206,512
	Dalmia Bharat Ltd.	8,158	176,282
	Dalmia Bharat Sugar & Industries Ltd.	2,751	12,026
	DB Corp. Ltd.	12,639	18,969
	DCB Bank Ltd.	65,892	93,365
	DCM Shriram Ltd.	7,321	77,771
	DCW Ltd.	52,366	31,038
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,982	112,942
	Deepak Nitrite Ltd.	10,986	252,826
	Delta Corp. Ltd.	14,742	35,611
*	DEN Networks Ltd.	40,999	16,077
*	Dhampur Bio Organics Ltd.	7,837	15,619
	Dhampur Sugar Mills Ltd.	7,837	21,819
*	Dhani Services Ltd.	38,318	15,974
	Dhanuka Agritech Ltd.	2,606	21,669
Ω	Dilip Buildcon Ltd.	4,134	10,850
*	Dish TV India Ltd.	358,515	70,641
*	Dishman Carbogen Amcis Ltd.	7,756	8,075
	Divi's Laboratories Ltd.	9,260	377,134
	Dixon Technologies India Ltd.	4,919	161,802
	DLF Ltd.	31,899	139,380
	Dollar Industries Ltd.	2,778	13,501
Ω	Dr Lal PathLabs Ltd.	4,721	121,711
	Dr Reddy's Laboratories Ltd., ADR	10,585	569,473
	Dr Reddy's Laboratories Ltd.	7,288	387,929
	Dwarikesh Sugar Industries Ltd.	26,249	29,924
	Dynamatic Technologies Ltd.	363	10,940
	eClerx Services Ltd.	5,756	101,971
	Edelweiss Financial Services Ltd.	113,523	92,959
	Eicher Motors Ltd.	7,207	289,305
	EID Parry India Ltd.	20,346	136,418
*	EIH Associated Hotels	1,285	6,178
*	EIH Ltd.	32,237	64,405
	Electrosteel Castings Ltd.	97,469	43,950
	Elgi Equipments Ltd.	22,381	104,434
	Emami Ltd.	30,628	165,106
Ω	Endurance Technologies Ltd.	4,830	86,673

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Engineers India Ltd.	70,927	$76,373
	EPL Ltd.	27,717	53,087
*Ω	Equitas Small Finance Bank Ltd.	67,604	45,259
Ω	Eris Lifesciences Ltd.	6,109	45,599
	ESAB India Ltd.	817	38,961
	Escorts Kubota Ltd.	6,003	154,069
	Everest Kanto Cylinder Ltd.	10,371	11,565
	Excel Industries Ltd.	960	12,685
	Exide Industries Ltd.	79,921	177,385
*	FDC Ltd.	11,464	37,341
	Federal Bank Ltd.	333,133	549,916
	FIEM Industries Ltd.	1,410	28,250
	Filatex India Ltd.	31,384	16,896
	Fine Organic Industries Ltd.	1,323	80,991
	Finolex Cables Ltd.	11,599	79,021
	Finolex Industries Ltd.	43,107	90,742
	Firstsource Solutions Ltd.	70,217	93,253
	Force Motors Ltd.	588	10,388
*	Fortis Healthcare Ltd.	74,382	256,400
	Gabriel India Ltd.	11,915	25,950
	GAIL India Ltd.	312,202	365,479
	Galaxy Surfactants Ltd.	2,003	57,133
	Garware Technical Fibres Ltd.	1,795	63,826
	Gateway Distriparks Ltd.	14,028	10,995
*	Gati Ltd.	4,856	8,515
*	GE Power India Ltd.	2,518	3,979
*	GE T&D India Ltd.	6,995	10,253
Ω	General Insurance Corp. of India	14,916	33,648
	Genus Power Infrastructures Ltd.	12,248	13,966
	Geojit Financial Services Ltd.	9,920	5,592
	GHCL Ltd.	15,673	94,094
	GIC Housing Finance Ltd.	8,238	19,895
	Gillette India Ltd.	1,174	70,191
	GlaxoSmithKline Pharmaceuticals Ltd.	5,119	77,994
	Glenmark Pharmaceuticals Ltd.	33,826	158,921
	GMM Pfaudler Ltd.	3,423	68,915
*	GMR Airports Infrastructure Ltd.	250,055	117,639
	Godawari Power & Ispat Ltd.	7,317	35,931
	Godfrey Phillips India Ltd.	2,960	69,645
Ω	Godrej Agrovet Ltd.	7,519	41,513
*	Godrej Consumer Products Ltd.	20,701	231,855
*	Godrej Industries Ltd.	11,131	58,846
*	Godrej Properties Ltd.	8,120	117,933
	Goodyear India Ltd.	879	11,885
	Granules India Ltd.	33,073	119,805
	Graphite India Ltd.	10,275	44,212
	Grasim Industries Ltd.	15,688	305,772
	Grauer & Weil India Ltd.	9,458	10,140
	Great Eastern Shipping Co. Ltd.	23,892	187,884
	Greaves Cotton Ltd.	12,195	21,764
	Greenlam Industries Ltd.	4,322	16,484
	Greenpanel Industries Ltd.	9,116	36,145
	Greenply Industries Ltd.	9,817	16,917
	Grindwell Norton Ltd.	6,261	153,075
	Gujarat Alkalies & Chemicals Ltd.	4,897	41,236
	Gujarat Ambuja Exports Ltd.	18,801	59,081
	Gujarat Fluorochemicals Ltd.	1,802	61,119
	Gujarat Gas Ltd.	13,229	74,067
	Gujarat Mineral Development Corp. Ltd.	24,183	42,431

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	20,610	$138,898
	Gujarat Pipavav Port Ltd.	64,083	73,960
	Gujarat State Fertilizers & Chemicals Ltd.	35,643	56,797
	Gujarat State Petronet Ltd.	67,068	221,020
	Gulf Oil Lubricants India Ltd.	1,823	9,659
	Happiest Minds Technologies Ltd.	9,215	95,584
*	Hathway Cable & Datacom Ltd.	80,086	15,965
	Hatsun Agro Product Ltd.	9,435	104,406
	Havells India Ltd.	12,775	185,332
	HBL Power Systems Ltd.	30,843	37,462
	HCL Technologies Ltd.	83,557	1,153,604
Ω	HDFC Asset Management Co. Ltd.	7,006	162,950
	HDFC Bank Ltd.	160,699	3,166,872
Ω	HDFC Life Insurance Co. Ltd.	11,098	78,736
*	HealthCare Global Enterprises Ltd.	3,224	11,154
	HEG Ltd.	3,443	43,968
	HeidelbergCement India Ltd.	16,155	34,622
	Heritage Foods Ltd.	7,277	13,588
	Hero MotoCorp Ltd.	16,463	557,987
	Hester Biosciences Ltd.	324	7,414
	HFCL Ltd.	141,548	121,058
	HG Infra Engineering Ltd.	3,594	29,749
	Hikal Ltd.	7,828	34,774
	HIL Ltd.	1,087	33,462
	Himadri Speciality Chemical Ltd.	46,780	53,726
	Hindalco Industries Ltd.	150,827	871,723
	Hinduja Global Solutions Ltd.	1,824	29,295
	Hindustan Aeronautics Ltd.	6,303	197,922
*	Hindustan Construction Co. Ltd.	101,910	23,995
	Hindustan Copper Ltd.	36,485	55,242
*	Hindustan Oil Exploration Co. Ltd.	8,756	14,050
	Hindustan Petroleum Corp. Ltd.	40,203	117,284
	Hindustan Unilever Ltd.	23,994	756,990
	Hindware Home Innovation Ltd.	4,115	21,026
	Hitachi Energy India Ltd.	1,419	53,900
	Hle Glascoat Ltd.	660	4,918
	Honda India Power Products Ltd.	637	16,187
	Honeywell Automation India Ltd.	73	35,196
	Housing Development Finance Corp. Ltd.	36,709	1,184,409
	Huhtamaki India Ltd.	3,847	9,198
	I G Petrochemicals Ltd.	3,275	19,431
	ICICI Bank Ltd., Sponsored ADR	113,690	2,368,163
Ω	ICICI Lombard General Insurance Co. Ltd.	11,193	155,707
Ω	ICICI Prudential Life Insurance Co. Ltd.	15,999	88,778
Ω	ICICI Securities Ltd.	13,101	78,760
	ICRA Ltd.	321	17,654
*	IDFC First Bank Ltd.	484,662	347,432
	IDFC Ltd.	234,361	245,527
*	IFB Industries Ltd.	615	6,400
*	Igarashi Motors India Ltd.	1,653	8,629
	IIFL Finance Ltd.	38,160	239,627
	IIFL Securities Ltd.	23,424	19,736
	India Cements Ltd.	29,459	70,026
	India Glycols Ltd.	1,786	14,954
*	Indiabulls Housing Finance Ltd.	40,620	61,445
*	Indiabulls Real Estate Ltd.	57,904	51,725
	Indian Bank	37,174	139,356
Ω	Indian Energy Exchange Ltd.	49,917	84,964
	Indian Hotels Co. Ltd.	36,507	135,156

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indian Oil Corp. Ltd.	136,914	$137,210
*	Indian Overseas Bank	211,986	74,386
	Indian Railway Catering & Tourism Corp. Ltd.	21,943	171,770
Ω	Indian Railway Finance Corp. Ltd.	304,916	123,891
	Indo Count Industries Ltd.	13,941	21,654
	Indoco Remedies Ltd.	8,412	33,728
	Indraprastha Gas Ltd.	28,227	147,489
	Indus Towers Ltd.	117,118	219,489
	IndusInd Bank Ltd.	29,204	388,335
	Infibeam Avenues Ltd.	138,102	29,050
	Info Edge India Ltd.	4,806	217,365
	Infosys Ltd., Sponsored ADR	66,993	1,259,468
	Infosys Ltd.	254,740	4,798,884
	Ingersoll Rand India Ltd.	1,214	29,196
*	Inox Leisure Ltd.	4,780	29,613
*	Inox Wind Ltd.	16,746	19,563
	Insecticides India Ltd.	1,895	14,600
	Intellect Design Arena Ltd.	11,298	61,189
*Ω	InterGlobe Aviation Ltd.	5,331	138,456
	IOL Chemicals & Pharmaceuticals Ltd.	4,141	16,380
	Ipca Laboratories Ltd.	26,334	274,440
	IRB Infrastructure Developers Ltd.	18,104	63,690
Ω	IRCON International Ltd.	40,912	30,344
	ISGEC Heavy Engineering Ltd.	3,783	20,061
	ITC Ltd.	263,556	1,138,215
	ITD Cementation India Ltd.	8,693	11,891
*	ITI Ltd.	15,882	19,991
	J Kumar Infraprojects Ltd.	4,462	14,848
	Jagran Prakashan Ltd.	13,332	11,898
	Jai Corp. Ltd.	16,511	27,514
*	Jaiprakash Associates Ltd.	321,767	35,940
*	Jaiprakash Power Ventures Ltd.	357,706	31,602
*	Jammu & Kashmir Bank Ltd.	63,700	43,163
	Jamna Auto Industries Ltd.	29,725	38,240
	JB Chemicals & Pharmaceuticals Ltd.	6,603	164,889
	JBM Auto Ltd.	1,808	11,968
	Jindal Poly Films Ltd.	3,198	28,195
	Jindal Saw Ltd.	39,507	60,412
*	Jindal Stainless Hisar Ltd.	18,876	106,214
*	Jindal Stainless Ltd.	33,450	104,917
	Jindal Steel & Power Ltd.	73,130	525,881
	JK Cement Ltd.	6,434	213,148
	JK Lakshmi Cement Ltd.	14,617	131,227
	JK Paper Ltd.	23,603	119,028
	JK Tyre & Industries Ltd.	19,034	39,024
	JM Financial Ltd.	89,532	71,423
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	701	9,174
	JSW Energy Ltd.	61,092	178,290
	JSW Steel Ltd.	72,036	635,517
	JTEKT India Ltd.	15,736	26,350
	Jubilant Foodworks Ltd.	43,054	258,421
	Jubilant Ingrevia Ltd.	16,105	95,835
	Jubilant Pharmova Ltd.	12,229	53,570
	Jyothy Labs Ltd.	22,760	57,045
	Kajaria Ceramics Ltd.	10,910	141,614
	Kalpataru Power Transmission Ltd.	18,119	113,273
	Kalyani Steels Ltd.	7,935	32,373
	Kansai Nerolac Paints Ltd.	13,830	71,503
	Karnataka Bank Ltd.	78,882	139,241

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank Ltd.	76,546	$101,115
	Kaveri Seed Co. Ltd.	5,031	32,602
	KCP Ltd.	20,756	26,294
	KEC International Ltd.	20,518	114,012
	KEI Industries Ltd.	10,323	204,714
	Kennametal India Ltd.	1,194	32,034
*	Kesoram Industries Ltd.	54,788	38,318
	Kewal Kiran Clothing Ltd.	3,939	21,215
*	Kiri Industries Ltd.	95	328
	Kirloskar Brothers Ltd.	5,193	20,383
	Kirloskar Ferrous Industries Ltd.	13,536	62,541
	Kirloskar Oil Engines Ltd.	12,639	48,514
	KNR Constructions Ltd.	30,355	91,013
	Kolte-Patil Developers Ltd.	5,002	17,214
	Kotak Mahindra Bank Ltd.	38,485	818,974
	Kovai Medical Center & Hospital	835	17,562
	KPIT Technologies Ltd.	24,437	227,901
	KPR Mill Ltd.	13,819	89,006
	KRBL Ltd.	14,513	70,175
	KSB Ltd.	2,359	52,750
	L&T Finance Holdings Ltd.	117,227	128,095
Ω	L&T Technology Services Ltd.	3,118	127,795
	LA Opala RG Ltd.	7,381	34,055
	Lakshmi Machine Works Ltd.	275	38,102
	Larsen & Toubro Ltd.	37,855	983,856
Ω	Laurus Labs Ltd.	48,130	194,981
	LG Balakrishnan & Bros Ltd.	6,564	55,489
	LIC Housing Finance Ltd.	57,315	281,719
	Linde India Ltd.	908	36,961
	LT Foods Ltd.	41,631	58,776
Ω	LTIMindtree Ltd.	7,042	378,343
	Lumax Auto Technologies Ltd.	10,473	29,039
	Lupin Ltd.	14,407	130,059
*	LUX Industries Ltd.	1,244	22,344
	Mahanagar Gas Ltd.	6,002	64,590
	Maharashtra Scooters Ltd.	629	34,014
	Maharashtra Seamless Ltd.	8,558	33,388
	Mahindra & Mahindra Financial Services Ltd.	134,465	383,527
	Mahindra & Mahindra Ltd.	60,182	1,015,999
	Mahindra CIE Automotive Ltd.	30,072	145,121
*	Mahindra Holidays & Resorts India Ltd.	11,332	35,696
	Mahindra Lifespace Developers Ltd.	14,006	59,571
Ω	Mahindra Logistics Ltd.	6,315	36,451
	Maithan Alloys Ltd.	1,893	24,152
	Man Infraconstruction Ltd.	18,171	16,480
	Manappuram Finance Ltd.	115,154	162,407
	Mangalam Cement Ltd.	2,014	7,021
*	Mangalore Refinery & Petrochemicals Ltd.	24,693	17,463
	Marico Ltd.	55,236	336,921
	Marksans Pharma Ltd.	40,811	32,036
	Maruti Suzuki India Ltd.	1,631	177,892
Ω	MAS Financial Services Ltd.	2,322	22,591
	Mastek Ltd.	1,470	29,450
*	Max Financial Services Ltd.	7,519	76,706
*	Max Healthcare Institute Ltd.	35,141	191,519
	Mayur Uniquoters Ltd.	2,691	13,791
	Mazagon Dock Shipbuilders Ltd.	5,615	54,613
*	Meghmani Finechem Ltd.	1,888	24,315
	Meghmani Organics Ltd.	23,249	28,326

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Metropolis Healthcare Ltd.	2,564	$42,048
	Minda Corp. Ltd.	10,081	26,446
*	Mirza International Ltd.	8,586	25,931
Ω	Mishra Dhatu Nigam Ltd.	10,136	26,258
	MM Forgings Ltd.	1,884	20,193
	MOIL Ltd.	16,185	33,072
	Monte Carlo Fashions Ltd.	2,815	22,168
*	Morepen Laboratories Ltd.	45,569	16,106
	Motherson Sumi Wiring India Ltd.	107,239	67,925
	Motilal Oswal Financial Services Ltd.	8,198	68,690
	Mphasis Ltd.	6,500	165,868
	MRF Ltd.	129	143,727
	Mrs Bectors Food Specialities Ltd.	4,995	29,038
	MSTC Ltd.	4,654	16,985
	Multi Commodity Exchange of India Ltd.	2,675	49,567
	Muthoot Finance Ltd.	15,999	205,493
	Nahar Spinning Mills Ltd.	1,706	5,229
	Narayana Hrudayalaya Ltd.	11,085	98,340
	Natco Pharma Ltd.	10,316	67,576
	National Aluminium Co. Ltd.	160,467	164,178
	Nava Ltd.	26,158	74,680
	Navin Fluorine International Ltd.	2,497	120,237
	Navneet Education Ltd.	15,469	21,191
	NBCC India Ltd.	61,086	27,496
	NCC Ltd.	93,504	104,167
	NELCO Ltd.	960	7,392
	Neogen Chemicals Ltd.	1,232	18,630
	NESCO Ltd.	4,450	31,757
	Nestle India Ltd.	2,642	615,055
	Neuland Laboratories Ltd.	2,015	37,033
	Newgen Software Technologies Ltd.	2,609	13,725
	NHPC Ltd.	149,803	80,752
	NIIT Ltd.	10,747	43,052
	Nilkamal Ltd.	1,244	28,422
Ω	Nippon Life India Asset Management Ltd.	21,625	65,921
	NLC India Ltd.	31,103	29,820
	NMDC Ltd.	42,663	64,798
††	Nmdc Steel Ltd.	42,663	15,036
	NOCIL Ltd.	23,167	59,269
	Novartis India Ltd.	1,627	12,765
	NRB Bearings Ltd.	10,866	19,394
	NTPC Ltd.	208,307	435,528
	Nucleus Software Exports Ltd.	2,604	12,912
	Oberoi Realty Ltd.	9,211	92,539
	Oil & Natural Gas Corp. Ltd.	98,274	175,110
	Oil India Ltd.	27,565	78,992
	OnMobile Global Ltd.	8,402	9,166
	Oracle Financial Services Software Ltd.	4,282	159,816
	Orient Cement Ltd.	37,931	57,284
	Orient Electric Ltd.	11,762	37,369
	Orient Paper & Industries Ltd.	20,996	11,532
	Oriental Carbon & Chemicals Ltd.	869	7,887
	Page Industries Ltd.	657	322,878
	Paisalo Digital Ltd.	31,431	29,561
	Panama Petrochem Ltd.	3,528	14,085
*Ω	Parag Milk Foods Ltd.	10,789	12,067
*	Patel Engineering Ltd.	31,340	6,792
*	PC Jeweller Ltd.	40,835	25,298
	PCBL Ltd.	49,255	72,385

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Persistent Systems Ltd.	5,036	$289,870
	Petronet LNG Ltd.	136,108	363,314
	Pfizer Ltd.	2,170	102,688
	Phoenix Mills Ltd.	13,485	229,935
	PI Industries Ltd.	5,458	201,681
	Pidilite Industries Ltd.	7,553	211,034
	Piramal Enterprises Ltd.	9,325	98,031
*	Piramal Pharma Ltd.	37,300	47,763
	PNC Infratech Ltd.	11,896	48,014
	Poly Medicure Ltd.	2,842	30,946
	Polycab India Ltd.	4,730	169,908
	Polyplex Corp. Ltd.	4,164	77,665
	Poonawalla Fincorp Ltd.	39,726	145,747
	Power Finance Corp. Ltd.	256,210	445,809
	Power Grid Corp. of India Ltd.	168,581	450,159
	Power Mech Projects Ltd.	639	14,763
	Praj Industries Ltd.	21,167	89,358
*	Prakash Industries Ltd.	12,111	10,101
Ω	Prataap Snacks Ltd.	811	8,426
	Prestige Estates Projects Ltd.	29,369	151,462
*	Pricol Ltd.	18,906	45,522
	Prince Pipes & Fittings Ltd.	6,579	50,008
*	Prism Johnson Ltd.	23,821	30,384
	Privi Speciality Chemicals Ltd.	1,549	18,933
	Procter & Gamble Health Ltd.	1,276	63,675
	Procter & Gamble Hygiene & Health Care Ltd.	893	155,960
	PSP Projects Ltd.	3,427	29,735
*	PTC India Financial Services Ltd.	56,427	11,579
	PTC India Ltd.	54,066	63,917
	Punjab National Bank	163,804	108,047
	Puravankara Ltd.	5,421	5,895
*	PVR Ltd.	3,382	70,411
Ω	Quess Corp. Ltd.	10,111	44,422
Ω	Quick Heal Technologies Ltd.	3,439	6,948
	Radico Khaitan Ltd.	13,568	187,887
	Rain Industries Ltd.	52,895	109,897
	Rajesh Exports Ltd.	12,610	134,995
	Rallis India Ltd.	17,088	43,867
	Ramco Cements Ltd.	21,115	175,381
	Ramco Industries Ltd.	2,424	4,352
*	Ramco Systems Ltd.	2,409	7,099
	Ramkrishna Forgings Ltd.	16,995	57,215
	Rane Holdings Ltd.	989	10,484
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	76,308
	Ratnamani Metals & Tubes Ltd.	4,364	119,293
	Raymond Ltd.	6,376	120,176
*Ω	RBL Bank Ltd.	92,862	178,030
	REC Ltd.	287,488	428,998
	Redington Ltd.	158,331	359,857
	Relaxo Footwears Ltd.	5,149	52,026
	Reliance Industrial Infrastructure Ltd.	2,313	24,797
	Reliance Industries Ltd.	37,849	1,093,143
Ω	Reliance Industries Ltd., GDR	39,465	2,261,345
*	Reliance Infrastructure Ltd.	29,300	44,982
*	Reliance Power Ltd.	448,743	69,920
	Repco Home Finance Ltd.	13,730	38,750
	Rhi Magnesita India Ltd.	6,033	58,176
	Rico Auto Industries Ltd.	17,077	18,648
	RITES Ltd.	10,591	46,704

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	RSWM Ltd.	7,090	$14,802
	Rupa & Co. Ltd.	6,647	22,241
	Sagar Cements Ltd.	6,033	16,494
	Samvardhana Motherson International Ltd.	114,898	106,233
	Sangam India Ltd.	5,209	13,618
	Sanofi India Ltd.	1,379	92,695
	Sarda Energy & Minerals Ltd.	2,373	32,287
	Saregama India Ltd.	1,437	5,948
	Sasken Technologies Ltd.	718	8,047
	Savita Oil Technologies Ltd.	5,610	18,743
	SBI Cards & Payment Services Ltd.	11,173	99,170
Ω	SBI Life Insurance Co. Ltd.	12,641	188,782
	Schaeffler India Ltd.	3,708	122,335
*	Schneider Electric Infrastructure Ltd.	14,360	32,434
*	SEAMEC Ltd.	517	5,045
*	Sequent Scientific Ltd.	5,527	5,315
	Seshasayee Paper & Boards Ltd.	4,513	15,776
Ω	SH Kelkar & Co. Ltd.	9,642	16,531
	Shakti Pumps India Ltd.	1,211	6,513
	Shankara Building Products Ltd.	1,186	9,159
	Sharda Cropchem Ltd.	5,564	33,858
	Sharda Motor Industries Ltd.	1,027	9,049
*	Sheela Foam Ltd.	3,902	58,179
	Shilpa Medicare Ltd.	6,408	19,064
	Shipping Corp. of India Ltd.	31,983	52,541
*	Shoppers Stop Ltd.	6,789	55,355
	Shree Cement Ltd.	547	158,854
*	Shree Renuka Sugars Ltd.	94,954	60,962
	Shriram Finance Ltd.	28,992	458,573
	Siemens Ltd.	868	31,343
*	SIS Ltd.	8,675	39,562
	Siyaram Silk Mills Ltd.	5,047	31,581
	SKF India Ltd.	3,426	184,578
	Snowman Logistics Ltd.	20,043	8,909
	Sobha Ltd.	7,672	56,478
	Solar Industries India Ltd.	3,191	156,383
*	Solara Active Pharma Sciences Ltd.	1,423	7,175
	Somany Ceramics Ltd.	2,471	16,416
	Sonata Software Ltd.	15,500	114,831
*	South Indian Bank Ltd.	540,306	119,342
*	Spandana Sphoorty Financial Ltd.	3,528	24,465
	SRF Ltd.	19,980	535,060
*	Star Cement Ltd.	18,024	23,816
	State Bank of India	1,931	13,195
	State Bank of India, GDR	13,072	888,896
	Steel Authority of India Ltd.	219,489	244,852
	Sterlite Technologies Ltd.	31,260	69,676
*	Strides Pharma Science Ltd.	12,495	45,263
*	Subex Ltd.	65,054	27,454
	Subros Ltd.	3,200	11,767
	Sudarshan Chemical Industries Ltd.	6,416	30,292
	Sumitomo Chemical India Ltd.	13,090	73,238
	Sun Pharmaceutical Industries Ltd.	27,950	353,790
	Sun TV Network Ltd.	18,224	103,895
	Sundaram Finance Ltd.	7,307	202,522
	Sundaram-Clayton Ltd.	1,504	86,651
	Sundram Fasteners Ltd.	17,536	210,727
	Sunteck Realty Ltd.	10,075	44,406
	Suprajit Engineering Ltd.	15,853	63,004

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Supreme Industries Ltd.	8,849	$273,028
	Supreme Petrochem Ltd.	9,580	45,227
	Surya Roshni Ltd.	5,055	39,690
	Sutlej Textiles & Industries Ltd.	10,109	7,418
	Suven Pharmaceuticals Ltd.	13,052	78,853
*	Suzlon Energy Ltd.	596,148	72,895
	Swan Energy Ltd.	3,878	15,629
	Swaraj Engines Ltd.	519	10,571
	Symphony Ltd.	1,712	20,119
Ω	Syngene International Ltd.	22,371	155,386
	Tamil Nadu Newsprint & Papers Ltd.	8,861	26,096
	Tamilnadu Petroproducts Ltd.	4,658	5,069
	Tanla Platforms Ltd.	6,775	54,070
	Tata Chemicals Ltd.	21,175	253,293
	Tata Coffee Ltd.	12,417	32,335
	Tata Communications Ltd.	12,940	196,186
	Tata Consultancy Services Ltd.	46,807	1,931,781
	Tata Consumer Products Ltd.	23,497	209,955
	Tata Elxsi Ltd.	3,576	291,502
*	Tata Motors Ltd.	37,969	211,173
	Tata Power Co. Ltd.	115,472	301,783
	Tata Steel Ltd.	838,000	1,233,125
	TCI Express Ltd.	2,190	46,131
	TD Power Systems Ltd.	10,875	17,715
*	TeamLease Services Ltd.	283	7,976
	Tech Mahindra Ltd.	45,238	565,477
	Techno Electric & Engineering Co. Ltd.	12,817	55,346
	Texmaco Rail & Engineering Ltd.	58,399	40,481
	Thermax Ltd.	3,212	75,496
	Thirumalai Chemicals Ltd.	17,168	37,915
*	Thomas Cook India Ltd.	23,094	20,383
Ω	Thyrocare Technologies Ltd.	1,222	8,417
	Tilaknagar Industries Ltd.	12,399	17,709
	Time Technoplast Ltd.	38,252	40,128
	Timken India Ltd.	2,960	112,894
	Tinplate Co. of India Ltd.	5,334	22,783
*	Titagarh Wagons Ltd.	10,409	29,311
	Titan Co. Ltd.	26,418	772,427
	Torrent Pharmaceuticals Ltd.	13,643	254,286
	Torrent Power Ltd.	17,423	96,298
	Tourism Finance Corp. of India Ltd.	11,644	11,369
	Transport Corp. of India Ltd.	6,236	48,023
	Trent Ltd.	12,637	186,312
	Trident Ltd.	154,335	65,188
	Triveni Engineering & Industries Ltd.	8,251	28,948
	Triveni Turbine Ltd.	12,534	41,967
	TTK Prestige Ltd.	7,048	67,356
	Tube Investments of India Ltd.	11,545	368,308
	TV Today Network Ltd.	4,752	14,371
*	TV18 Broadcast Ltd.	76,723	32,131
	TVS Motor Co. Ltd.	4,998	63,741
	TVS Srichakra Ltd.	632	25,550
	Uflex Ltd.	9,118	60,654
*	Ugro Capital Ltd.	6,814	12,769
*	Ujjivan Financial Services Ltd.	19,472	63,715
*Ω	Ujjivan Small Finance Bank Ltd.	151,740	53,905
	UltraTech Cement Ltd.	6,671	578,870
	Unichem Laboratories Ltd.	8,075	34,828
	Union Bank of India Ltd.	121,686	117,851

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	United Breweries Ltd.	3,744	$72,989
*	United Spirits Ltd.	21,400	201,745
	UNO Minda Ltd.	13,906	83,138
	UPL Ltd.	78,305	725,942
	Usha Martin Ltd.	31,694	72,650
*	UTI Asset Management Co. Ltd.	7,753	71,257
*	VA Tech Wabag Ltd.	7,423	28,907
	Vaibhav Global Ltd.	6,758	25,296
	Vakrangee Ltd.	124,054	41,160
Ω	Valiant Organics Ltd.	1,037	6,062
*	Vardhman Textiles Ltd.	22,074	82,019
*Ω	Varroc Engineering Ltd.	6,440	21,946
	Varun Beverages Ltd.	23,657	333,321
	Vedanta Ltd.	103,528	423,392
	Venky's India Ltd.	1,664	37,273
	Vesuvius India Ltd.	1,583	31,579
	V-Guard Industries Ltd.	32,201	97,486
	Vimta Labs Ltd.	2,204	9,650
	Vinati Organics Ltd.	3,323	74,586
	Vindhya Telelinks Ltd.	1,094	21,775
	VIP Industries Ltd.	9,802	83,985
	Visaka Industries Ltd.	855	4,318
*	Vodafone Idea Ltd.	1,262,400	110,633
	Voltamp Transformers Ltd.	932	28,895
	Voltas Ltd.	6,521	64,059
	VRL Logistics Ltd.	3,944	25,829
	VST Industries Ltd.	919	34,024
	VST Tillers Tractors Ltd.	669	19,037
	Welspun Corp. Ltd.	22,864	59,120
	Welspun Enterprises Ltd.	15,932	28,424
	Welspun India Ltd.	57,806	47,469
	West Coast Paper Mills Ltd.	14,157	94,106
*	Westlife Foodworld Ltd.	10,592	94,607
	Wheels India Ltd.	2,428	16,638
	Whirlpool of India Ltd.	490	8,362
	Wipro Ltd.	89,879	440,001
*	Wockhardt Ltd.	14,037	35,575
	Zee Entertainment Enterprises Ltd.	171,483	476,937
*	Zee Media Corp. Ltd.	138,967	21,470
	Zensar Technologies Ltd.	14,569	41,573
	Zydus Lifesciences Ltd.	26,779	140,893
	Zydus Wellness Ltd.	3,658	62,635
TOTAL INDIA			97,330,196
INDONESIA — (2.9%)
	ABM Investama Tbk PT	130,100	27,352
	Ace Hardware Indonesia Tbk PT	1,942,200	63,591
	Adaro Energy Indonesia Tbk PT	2,173,200	430,609
*	Adhi Karya Persero Tbk PT	823,500	26,395
*	Adi Sarana Armada Tbk PT	388,400	22,083
	AKR Corporindo Tbk PT	1,363,800	119,543
*	Alam Sutera Realty Tbk PT	3,039,900	32,920
	Aneka Tambang Tbk PT	482,800	74,809
	Arwana Citramulia Tbk PT	640,500	42,934
	Ashmore Asset Management Indonesia Tbk PT	149,400	13,923
	Astra Agro Lestari Tbk PT	126,100	69,250
	Astra International Tbk PT	1,348,700	541,843
	Astra Otoparts Tbk PT	250,300	22,730
*	Bank Amar Indonesia Tbk PT	830,585	12,773

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk PT	343,700	$58,776
*	Bank Bukopin Tbk PT	6,045,077	48,414
*	Bank Capital Indonesia Tbk PT	1,042,800	9,055
	Bank Central Asia Tbk PT	1,307,000	741,734
*	Bank Jago Tbk PT	34,800	7,493
	Bank Mandiri Persero Tbk PT	1,744,000	1,162,090
*	Bank Mayapada International Tbk PT	562,800	19,361
	Bank Maybank Indonesia Tbk PT	1,456,300	22,727
*	Bank MNC Internasional Tbk PT	2,771,900	16,869
	Bank Negara Indonesia Persero Tbk PT	400,000	245,196
*	Bank Neo Commerce Tbk PT	241,800	12,007
	Bank OCBC Nisp Tbk PT	817,200	42,294
	Bank Pan Indonesia Tbk PT	778,100	82,050
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	829,590	75,578
	Bank Pembangunan Daerah Jawa Timur Tbk PT	809,600	39,717
	Bank Rakyat Indonesia Persero Tbk PT	4,526,100	1,388,009
	Bank Syariah Indonesia Tbk PT	1,479,649	132,106
	Bank Tabungan Negara Persero Tbk PT	1,118,912	101,787
	Barito Pacific Tbk PT	672,543	37,088
	BFI Finance Indonesia Tbk PT	1,714,300	132,516
	BISI International Tbk PT	429,800	45,185
	Blue Bird Tbk PT	206,500	22,289
*	Buana Lintas Lautan Tbk PT	2,303,800	23,071
	Bukit Asam Tbk PT	716,100	162,802
*	Bumi Resources Minerals Tbk PT	9,798,400	120,551
*	Bumi Resources Tbk PT	6,286,300	64,234
*	Bumi Serpong Damai Tbk PT	2,169,000	135,563
*	Capital Financial Indonesia Tbk PT	800,300	38,971
	Charoen Pokphand Indonesia Tbk PT	570,900	222,096
Ω	Cikarang Listrindo Tbk PT	286,600	12,617
	Ciputra Development Tbk PT	1,567,600	102,077
	Delta Dunia Makmur Tbk PT	1,889,200	36,874
	Dharma Satya Nusantara Tbk PT	824,300	37,485
	Elang Mahkota Teknologi Tbk PT	915,500	66,321
	Elnusa Tbk PT	655,800	13,688
	Erajaya Swasembada Tbk PT	2,821,100	79,290
	Garudafood Putra Putri Jaya Tbk PT	2,126,100	69,499
*	Global Mediacom Tbk PT	1,650,800	31,365
	Gudang Garam Tbk PT	87,300	133,999
	Harum Energy Tbk PT	677,000	78,496
	Hexindo Adiperkasa Tbk PT	24,400	8,666
	Impack Pratama Industri Tbk PT	134,300	32,249
	Indah Kiat Pulp & Paper Tbk PT	363,200	202,400
	Indika Energy Tbk PT	502,600	81,079
	Indo Tambangraya Megah Tbk PT	78,700	190,382
	Indocement Tunggal Prakarsa Tbk PT	121,800	81,464
	Indofood CBP Sukses Makmur Tbk PT	55,600	37,490
	Indofood Sukses Makmur Tbk PT	689,400	309,816
	Indomobil Sukses Internasional Tbk PT	208,900	12,132
	Indosat Tbk PT	68,500	27,940
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,012,300	50,995
	Integra Indocabinet Tbk PT	420,400	10,114
	Japfa Comfeed Indonesia Tbk PT	1,351,000	121,905
*	Jasa Marga Persero Tbk PT	284,000	59,945
	Kalbe Farma Tbk PT	1,190,500	163,907
*	Kapuas Prima Coal Tbk PT	2,482,800	8,285
*	Krakatau Steel Persero Tbk PT	700,100	14,766
*	Lippo Karawaci Tbk PT	5,253,300	28,775
*	M Cash Integrasi PT	13,600	6,625

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Map Aktif Adiperkasa PT	193,800	$49,168
	Matahari Department Store Tbk PT	171,200	50,192
	Mayora Indah Tbk PT	378,600	59,928
*	MD Pictures Tbk PT	355,800	22,558
	Medco Energi Internasional Tbk PT	1,871,300	175,541
*	Media Nusantara Citra Tbk PT	1,583,000	73,563
	Medikaloka Hermina Tbk PT	854,900	88,715
*	Mega Manunggal Property Tbk PT	303,000	9,264
*	Merdeka Copper Gold Tbk PT	89,242	28,263
*	Metro Healthcare Indonesia Tbk PT	808,900	26,654
	Metrodata Electronics Tbk PT	1,584,300	59,226
	Metropolitan Kentjana Tbk PT	9,800	23,467
*	Mitra Adiperkasa Tbk PT	1,460,300	126,826
	Mitra Keluarga Karyasehat Tbk PT	563,500	112,493
	Mitra Pinasthika Mustika Tbk PT	391,100	30,798
*	MNC Digital Entertainment Tbk PT	197,200	59,620
*	MNC Kapital Indonesia Tbk PT	3,051,200	14,481
*	MNC Land Tbk PT	7,912,200	40,162
*	MNC Vision Networks Tbk PT	3,757,200	15,318
*	Mulia Industrindo Tbk PT	437,000	16,775
	Pabrik Kertas Tjiwi Kimia Tbk PT	295,900	144,919
*	Pacific Strategic Financial Tbk PT	512,800	38,486
	Pakuwon Jati Tbk PT	4,626,700	138,387
	Panin Financial Tbk PT	3,083,600	92,301
*	Paninvest Tbk PT	361,900	36,403
	Perusahaan Gas Negara Tbk PT	1,251,900	129,585
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	736,200	52,116
*	PP Persero Tbk PT	638,100	29,680
	Prodia Widyahusada Tbk PT	26,200	9,439
	Puradelta Lestari Tbk PT	1,689,800	18,734
	Ramayana Lestari Sentosa Tbk PT	393,000	18,642
	Resource Alam Indonesia Tbk PT	352,200	9,970
	Salim Ivomas Pratama Tbk PT	483,600	13,696
	Samator Indo Gas Tbk PT	74,100	9,847
	Samudera Indonesia Tbk PT	2,328,000	67,493
*	Sarana Meditama Metropolitan Tbk PT	494,600	9,446
	Sarana Menara Nusantara Tbk PT	3,098,900	232,095
	Sariguna Primatirta Tbk PT	407,000	12,657
	Sawit Sumbermas Sarana Tbk PT	1,038,400	109,817
	Selamat Sempurna Tbk PT	416,800	43,950
*	Semen Baturaja Persero Tbk PT	422,800	11,525
	Semen Indonesia Persero Tbk PT	352,854	174,792
	Siloam International Hospitals Tbk PT	599,400	48,834
*	Smartfren Telecom Tbk PT	15,676,300	71,304
	Steel Pipe Industry of Indonesia PT	657,200	11,064
	Sumber Alfaria Trijaya Tbk PT	1,206,000	227,973
	Summarecon Agung Tbk PT	1,692,400	69,640
	Surya Citra Media Tbk PT	2,062,100	31,166
	Surya Esa Perkasa Tbk PT	1,129,300	74,762
*	Surya Semesta Internusa Tbk PT	525,500	14,945
	Telkom Indonesia Persero Tbk PT	1,634,200	422,331
	Temas Tbk PT	216,000	36,292
	Tempo Scan Pacific Tbk PT	134,700	12,625
	Timah Tbk PT	505,200	42,267
	Tower Bersama Infrastructure Tbk PT	970,900	136,267
	Transcoal Pacific Tbk PT	87,600	49,079
	Triputra Agro Persada PT	2,304,600	95,336
	Tunas Baru Lampung Tbk PT	418,300	19,831
	Ultrajaya Milk Industry & Trading Co. Tbk PT	329,900	32,358

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Unilever Indonesia Tbk PT	549,600	$171,080
	United Tractors Tbk PT	228,100	374,485
*	Vale Indonesia Tbk PT	169,300	84,428
*††	Waskita Beton Precast Tbk PT	1,218,000	1,447
*	Waskita Karya Persero Tbk PT	1,286,700	29,249
	Wijaya Karya Beton Tbk PT	618,300	7,634
*	Wijaya Karya Persero Tbk PT	836,100	38,598
	XL Axiata Tbk PT	858,704	132,255
TOTAL INDONESIA			13,543,272
KUWAIT — (0.0%)
	Gulf Cables & Electrical Industries Group Co. KSCP	3,353	13,566
	National Bank of Kuwait SAKP	538	1,933
TOTAL KUWAIT			15,499
MALAYSIA — (2.4%)
	Aeon Co. M Bhd	103,300	32,755
#	AEON Credit Service M Bhd	27,600	81,766
	AFFIN Bank Bhd	127,764	63,598
	Alliance Bank Malaysia Bhd	121,200	102,148
	Allianz Malaysia Bhd	7,400	24,101
	AMMB Holdings Bhd	169,200	162,170
*	Ancom Nylex Bhd	98,400	27,753
	Astro Malaysia Holdings Bhd	86,200	12,445
	Axiata Group Bhd	110,100	78,440
	Batu Kawan Bhd	17,800	95,249
*	Berjaya Corp. Bhd	359,400	27,429
	Berjaya Food Bhd	95,300	24,200
*	Bermaz Auto Bhd	153,700	78,297
	BIMB Holdings Bhd	101,400	58,257
*	Boustead Holdings Bhd	159,400	25,108
#	Boustead Plantations Bhd	118,800	18,272
	British American Tobacco Malaysia Bhd	23,600	70,119
*	Bumi Armada Bhd	815,800	110,636
	Bursa Malaysia Bhd	93,300	146,835
	Cahya Mata Sarawak Bhd	96,900	27,576
	Carlsberg Brewery Malaysia Bhd, Class B	14,300	79,020
	CIMB Group Holdings Bhd	427,012	576,745
*	Coastal Contracts Bhd	48,000	28,254
	D&O Green Technologies Bhd	65,000	72,613
	Dagang NeXchange Bhd	62,200	9,630
	Datasonic Group Bhd	240,800	27,791
	Dayang Enterprise Holdings Bhd	142,800	49,501
	Dialog Group Bhd	171,100	104,633
	DiGi.Com Bhd	173,300	171,394
	DRB-Hicom Bhd	256,800	106,238
	Dufu Technology Corp. Bhd	61,800	32,712
	Duopharma Biotech Bhd	95,768	36,924
	Eco World Development Group Bhd	107,000	17,372
*	Ekovest Bhd	224,500	21,642
	FGV Holdings Bhd	92,800	29,172
	Formosa Prosonic Industries Bhd	15,600	12,666
	Fraser & Neave Holdings Bhd	13,700	79,820
	Frontken Corp. Bhd	133,300	103,932
	Gamuda Bhd	123,244	113,470
	Gas Malaysia Bhd	14,200	11,033
*	Genetec Technology Bhd	43,700	27,539
	Genting Bhd	138,000	160,611

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Genting Malaysia Bhd	98,400	$65,697
	Genting Plantations Bhd	58,500	83,318
	Globetronics Technology Bhd	52,400	14,202
*	Greatech Technology Bhd	39,800	48,143
	Guan Chong Bhd	59,400	38,389
	HAP Seng Consolidated Bhd	44,800	77,799
	Hap Seng Plantations Holdings Bhd	32,800	14,762
	Hartalega Holdings Bhd	344,300	130,409
	Heineken Malaysia Bhd	13,100	86,093
	Hengyuan Refining Co. Bhd	37,400	33,193
	Hextar Global Bhd	28,200	15,187
	Hiap Teck Venture Bhd	200,700	16,067
	Hibiscus Petroleum Bhd	303,000	81,856
	Hong Leong Bank Bhd	11,700	56,363
#	Hong Leong Capital Bhd	10,700	16,561
	Hong Leong Financial Group Bhd	16,300	70,731
	Hong Leong Industries Bhd	4,900	10,188
#*	Hong Seng Consolidated Bhd	289,400	13,648
	IHH Healthcare Bhd	46,600	64,789
	IJM Corp. Bhd	441,100	161,580
	Inari Amertron Bhd	292,900	179,516
	IOI Corp. Bhd	164,600	147,698
	IOI Properties Group Bhd	271,000	69,968
*	JAKS Resources Bhd	248,000	14,597
	Jaya Tiasa Holdings Bhd	80,700	11,771
	Kelington Group Bhd	1,900	692
	Kenanga Investment Bank Bhd	111,800	24,788
	Kim Loong Resources Bhd	27,400	11,501
*	KNM Group Bhd	396,300	5,593
	Kobay Technology Bhd	16,000	11,446
	Kossan Rubber Industries Bhd	306,600	75,666
	KPJ Healthcare Bhd	381,500	92,217
	Kuala Lumpur Kepong Bhd	44,400	223,364
	LBS Bina Group Bhd	84,900	8,485
Ω	Lotte Chemical Titan Holding Bhd	122,400	45,127
	LPI Capital Bhd	34,600	104,689
	Magnum Bhd	186,600	58,279
	Mah Sing Group Bhd	205,200	29,177
	Malakoff Corp. Bhd	245,900	39,841
	Malayan Banking Bhd	192,300	394,405
	Malayan Cement Bhd	19,800	11,462
	Malayan Flour Mills Bhd	89,300	17,407
*	Malaysia Airports Holdings Bhd	32,600	54,040
	Malaysia Building Society Bhd	612,400	87,076
	Malaysia Smelting Corp. Bhd	31,800	15,901
	Malaysian Pacific Industries Bhd	9,900	77,872
	Malaysian Resources Corp. Bhd	268,600	20,869
	Matrix Concepts Holdings Bhd	186,650	68,322
	Maxis Bhd	107,600	100,093
	MBM Resources Bhd	15,600	12,773
	Media Prima Bhd	69,600	7,605
	Mega First Corp. Bhd	122,900	102,759
	MISC Bhd	49,200	84,505
	MKH Bhd	32,700	9,598
Ω	MR DIY Group M Bhd	165,200	73,791
*	Muhibbah Engineering M Bhd	69,150	11,457
	My EG Services Bhd	415,769	89,089
	Nestle Malaysia Bhd	3,600	114,124
	Nylex Malaysia Bhd	1,640	211

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Oriental Holdings Bhd	45,800	$74,385
	OSK Holdings Bhd	140,700	33,014
#	PA Resources Bhd	116,900	9,357
	Padini Holdings Bhd	77,600	66,497
	Pantech Group Holdings Bhd	133,700	26,091
	Perak Transit Bhd	128,600	37,145
	Petron Malaysia Refining & Marketing Bhd	9,400	10,091
	Petronas Chemicals Group Bhd	95,900	188,198
	Petronas Dagangan Bhd	25,400	129,880
	Petronas Gas Bhd	26,400	104,203
#	PMB Technology Bhd	25,100	24,992
	PPB Group Bhd	33,500	138,336
	Press Metal Aluminium Holdings Bhd	169,900	207,238
	Public Bank Bhd	800,900	797,230
	QL Resources Bhd	94,200	129,614
	RCE Capital Bhd	24,200	10,448
	RHB Bank Bhd	124,642	168,263
	Sam Engineering & Equipment M Bhd	16,000	18,727
	Sarawak Oil Palms Bhd	85,000	52,925
	Scientex Bhd	145,600	120,716
	Sime Darby Bhd	244,900	132,996
	Sime Darby Plantation Bhd	209,000	212,496
	Sime Darby Property Bhd	603,500	69,526
	SKP Resources Bhd	181,200	72,038
	SP Setia Bhd Group	442,500	72,439
	Sports Toto Bhd	157,121	59,371
	Sunway Bhd	271,900	102,828
	Sunway Construction Group Bhd	48,800	18,695
	Supermax Corp. Bhd	329,800	62,840
	Syarikat Takaful Malaysia Keluarga Bhd	68,200	58,263
	Ta Ann Holdings Bhd	52,100	41,703
	TASCO Bhd	49,700	10,808
	Telekom Malaysia Bhd	45,546	55,873
	Tenaga Nasional Bhd	83,800	185,182
	Thong Guan Industries Bhd	32,000	18,138
	TIME dotCom Bhd	93,900	115,915
	Top Glove Corp. Bhd	378,800	74,029
*	Tropicana Corp. Bhd	139,700	44,281
	TSH Resources Bhd	124,000	32,314
	Uchi Technologies Bhd	45,800	33,996
*	UEM Sunrise Bhd	81,300	5,172
	UMW Holdings Bhd	58,000	50,381
	Unisem M Bhd	114,600	85,440
	United Plantations Bhd	18,000	65,468
	UOA Development Bhd	26,800	10,557
	UWC Bhd	62,100	59,572
*	Velesto Energy Bhd	797,000	43,284
	ViTrox Corp. Bhd	34,700	64,133
	VS Industry Bhd	609,000	139,097
	WCT Holdings Bhd	117,700	12,047
	Wellcall Holdings Bhd	44,800	12,207
	Westports Holdings Bhd	89,900	79,612
*	Widad Group Bhd	158,500	15,613
	Yinson Holdings Bhd	126,040	79,566
	YTL Corp. Bhd	601,900	79,913
	YTL Power International Bhd	230,200	39,745
TOTAL MALAYSIA			11,409,503

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (3.2%)
	Alpek SAB de CV	103,368	$163,200
*	Alsea SAB de CV	77,482	185,244
	America Movil SAB de CV, Sponsored ADR, Class L	100,860	2,111,000
	Arca Continental SAB de CV	19,120	168,654
*	Axtel SAB de CV	59,792	4,636
Ω	Banco del Bajio SA	136,509	548,341
	Becle SAB de CV	17,454	42,304
	Bolsa Mexicana de Valores SAB de CV	80,911	175,696
*	Cemex SAB de CV, Sponsored ADR	117,441	627,135
	Cia Minera Autlan SAB de CV, Class B	50,175	45,031
	Coca-Cola Femsa SAB de CV	24,696	187,897
	Consorcio ARA SAB de CV	60,994	13,539
	Corp. Inmobiliaria Vesta SAB de CV	72,456	197,238
	El Puerto de Liverpool SAB de CV, Class C1	23,558	149,413
	Fomento Economico Mexicano SAB de CV	30,658	268,425
	GCC SAB de CV	30,886	245,146
	Genomma Lab Internacional SAB de CV, Class B	147,032	138,829
	Gentera SAB de CV	248,530	303,296
	Gruma SAB de CV, Class B	26,593	385,694
	Grupo Aeroportuario del Centro Norte SAB de CV	43,097	393,745
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,001	517,883
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,441	24,819
	Grupo Aeroportuario del Sureste SAB de CV, ADR	714	194,208
	Grupo Aeroportuario del Sureste SAB de CV, Class B	3,811	103,263
	Grupo Bimbo SAB de CV, Class A	61,254	304,115
	Grupo Carso SAB de CV	23,634	118,606
	Grupo Comercial Chedraui SA de CV	44,282	218,135
#	Grupo Elektra SAB de CV	991	54,317
	Grupo Financiero Banorte SAB de CV, Class O	234,185	1,940,090
#*	Grupo Financiero Inbursa SAB de CV, Class O	115,809	249,816
	Grupo Herdez SAB de CV	30,290	73,334
	Grupo Industrial Saltillo SAB de CV	47,090	78,523
	Grupo Mexico SAB de CV, Class B	215,141	956,855
	Grupo Rotoplas SAB de CV	33,751	50,867
	Grupo Televisa SAB, Sponsored ADR	25,711	158,123
#	Grupo Televisa SAB	247,446	302,762
#*Ω	Grupo Traxion SAB de CV	66,052	121,683
*	Hoteles City Express SAB de CV	66,574	27,435
	Industrias Bachoco SAB de CV, Sponsored ADR	591	30,868
*	Industrias Penoles SAB de CV	19,734	278,962
	Kimberly-Clark de Mexico SAB de CV, Class A	148,811	283,310
#	La Comer SAB de CV	92,356	202,854
	Megacable Holdings SAB de CV	187,919	590,886
*Ω	Nemak SAB de CV	486,059	156,165
	Operadora de Sites Mexicanos SA de CV, Class A	75,450	79,695
	Orbia Advance Corp. SAB de CV	187,425	373,447
	Promotora y Operadora de Infraestructura SAB de CV	39,754	387,987
	Qualitas Controladora SAB de CV	33,036	182,491
*	Vista Energy SAB de CV, ADR	12,243	194,664
	Wal-Mart de Mexico SAB de CV	137,152	535,702
TOTAL MEXICO			15,146,328
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	10,654
	Credicorp Ltd.	2,583	346,897
	Intercorp Financial Services, Inc.	2,237	53,665
TOTAL PERU			411,216

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	186,300	$30,674
	Aboitiz Equity Ventures, Inc.	87,670	91,527
	Aboitiz Power Corp.	103,200	68,499
	ACEN Corp.	377,050	48,505
	Alliance Global Group, Inc.	406,800	93,343
*	Atlas Consolidated Mining & Development Corp.	193,200	15,621
	Ayala Corp.	7,000	91,034
	Ayala Land, Inc.	123,400	66,557
*	AyalaLand Logistics Holdings Corp.	199,500	11,047
	Bank of the Philippine Islands	111,790	215,252
	BDO Unibank, Inc.	169,716	382,784
*	Bloomberry Resorts Corp.	726,700	122,940
*	Cebu Air, Inc.	26,100	20,480
	Century Pacific Food, Inc.	168,300	79,531
*	Converge Information & Communications Technology Solutions, Inc.	190,100	61,070
	Cosco Capital, Inc.	304,100	26,125
	D&L Industries, Inc.	414,100	62,992
*	DITO CME Holdings Corp.	460,000	26,738
	DMCI Holdings, Inc.	422,900	85,381
	DoubleDragon Corp.	74,100	9,347
*	Emperador, Inc.	70,100	26,319
	Filinvest Land, Inc.	820,000	12,927
	First Gen Corp.	64,400	20,746
	First Philippine Holdings Corp.	7,400	8,543
	Ginebra San Miguel, Inc.	4,700	9,984
	Global Ferronickel Holdings, Inc.	230,000	10,536
	Globe Telecom, Inc.	2,499	92,668
	GT Capital Holdings, Inc.	15,460	144,616
*	Integrated Micro-Electronics, Inc.	101,500	9,862
	International Container Terminal Services, Inc.	65,650	249,571
	JG Summit Holdings, Inc.	96,630	95,045
	Jollibee Foods Corp.	38,610	168,463
	LT Group, Inc.	446,600	82,515
*	MacroAsia Corp.	129,600	11,785
	Manila Electric Co.	9,490	48,823
	Megaworld Corp.	2,427,000	94,339
	Metro Pacific Investments Corp.	862,000	63,817
	Metropolitan Bank & Trust Co.	262,600	275,899
	Nickel Asia Corp.	895,200	103,469
*	Petron Corp.	604,000	27,783
	Philex Mining Corp.	244,200	13,056
*	Philippine National Bank	25,400	9,178
	Pilipinas Shell Petroleum Corp.	73,700	23,506
	PLDT, Inc., Sponsored ADR	6,060	155,136
	PLDT, Inc.	2,970	73,606
	Puregold Price Club, Inc.	209,400	128,628
	Robinsons Land Corp.	300,500	84,351
	Robinsons Retail Holdings, Inc.	103,990	110,881
	San Miguel Corp.	78,500	143,721
	San Miguel Food & Beverage, Inc.	101,180	85,639
	Security Bank Corp.	82,860	139,836
	Semirara Mining & Power Corp.	110,900	65,186
	SM Investments Corp.	6,560	110,931
	SM Prime Holdings, Inc.	235,400	159,502
	Synergy Grid & Development Phils, Inc.	172,000	34,665
	Union Bank of the Philippines	65,764	116,509
	Universal Robina Corp.	39,300	99,279
	Vista Land & Lifescapes, Inc.	439,000	14,261

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Wilcon Depot, Inc.	166,300	$97,414
TOTAL PHILIPPINES			4,832,442
POLAND — (1.2%)
*	11 bit studios SA	100	13,516
*	Alior Bank SA	24,647	223,949
*Ω	Allegro.eu SA	4,256	29,624
	Alumetal SA	777	13,273
	Amica SA	943	19,059
*	AmRest Holdings SE	14,814	70,085
	Arctic Paper SA	2,109	11,130
	ASBISc Enterprises PLC	10,011	50,784
	Asseco Poland SA	10,752	189,222
	Asseco South Eastern Europe SA	1,022	10,406
	Auto Partner SA	13,593	47,635
	Bank Handlowy w Warszawie SA	4,733	88,571
*	Bank Millennium SA	87,694	104,388
*	Bank Ochrony Srodowiska SA	4,752	9,802
	Bank Polska Kasa Opieki SA	3,943	84,259
*	Benefit Systems SA	360	69,129
	Budimex SA	1,437	92,417
	Bumech SA	1,370	16,758
*	CCC SA	4,737	48,296
	CD Projekt SA	3,080	99,388
	Celon Pharma SA	1,503	5,983
*	CI Games SA	33,347	21,632
	Ciech SA	7,984	88,606
	Cognor Holding SA	53,555	88,522
	ComArch SA	203	7,741
	Cyfrowy Polsat SA	28,997	123,127
	Develia SA	32,954	19,971
*Ω	Dino Polska SA	2,334	211,448
	Dom Development SA	980	22,875
*	Enea SA	50,413	78,665
*	Eurocash SA	14,818	51,040
*	Famur SA	67,174	56,578
*	Grupa Azoty SA	12,886	135,433
	Grupa Kety SA	1,569	181,115
	ING Bank Slaski SA	2,636	105,241
	Inter Cars SA	1,251	131,232
*	Jastrzebska Spolka Weglowa SA	10,735	167,620
	Kernel Holding SA	6,999	29,891
	KGHM Polska Miedz SA	9,553	312,317
	KRUK SA	2,048	166,408
	LiveChat Software SA	1,727	50,301
	LPP SA	103	241,266
	Lubelski Wegiel Bogdanka SA	3,626	46,185
*	mBank SA	860	63,402
	Mirbud SA	9,339	12,585
	Mo-BRUK SA	316	21,227
	Neuca SA	374	53,945
	Orange Polska SA	45,839	74,002
*Ω	Pepco Group NV	15,432	149,667
*	PGE Polska Grupa Energetyczna SA	82,249	142,422
*	PKP Cargo SA	6,678	23,119
	PlayWay SA	109	10,265
*	Polimex-Mostostal SA	11,462	13,963
	Polski Koncern Naftowy Orlen SA	36,009	540,841
	Powszechna Kasa Oszczednosci Bank Polski SA	31,008	231,273

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Powszechny Zaklad Ubezpieczen SA	35,914	$305,268
	Santander Bank Polska SA	1,329	88,355
*	Selvita SA	2,243	44,483
	Stalexport Autostrady SA	14,168	9,731
*	Tauron Polska Energia SA	152,783	83,369
	TEN Square Games SA	581	17,236
	Tim SA	1,511	11,820
	Torpol SA	2,839	12,867
	Votum SA	1,901	24,044
	Warsaw Stock Exchange	4,922	42,851
	Wirtualna Polska Holding SA	3,330	79,917
Ω	XTB SA	6,984	53,467
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	16,751
TOTAL POLAND			5,761,758
QATAR — (1.4%)
	Aamal Co.	319,925	86,353
	Al Khaleej Takaful Group QSC	35,655	21,916
	Al Meera Consumer Goods Co. QSC	20,598	91,234
*	Alijarah Holding Co. QPSC	53,449	10,584
	Baladna	169,124	69,398
	Barwa Real Estate Co.	180,888	141,487
	Commercial Bank PSQC	299,683	495,422
	Doha Bank QPSC	464,068	246,820
	Doha Insurance Co. QSC	19,125	11,072
*	Estithmar Holding QPSC	53,496	24,793
*	Gulf International Services QSC	216,979	105,917
	Gulf Warehousing Co.	86,700	81,347
	Industries Qatar QSC	100,885	390,869
*	Lesha Bank LLC	238,857	75,306
	Mannai Corp. QSC	43,427	92,430
	Masraf Al Rayan QSC	348,917	262,708
*	Mazaya Real Estate Development QPSC	75,971	14,459
	Medicare Group	38,026	64,928
	Mesaieed Petrochemical Holding Co.	217,248	128,879
	Ooredoo QPSC	108,091	265,596
	Qatar Aluminum Manufacturing Co.	427,736	214,743
	Qatar Electricity & Water Co. QSC	32,939	161,015
	Qatar Fuel QSC	52,679	258,874
	Qatar Gas Transport Co. Ltd.	383,469	401,350
	Qatar Industrial Manufacturing Co. QSC	43,663	37,911
	Qatar Insurance Co. SAQ	302,549	151,928
	Qatar International Islamic Bank QSC	43,165	122,617
	Qatar Islamic Bank SAQ	44,089	238,679
	Qatar Islamic Insurance Group	6,853	16,325
	Qatar National Bank QPSC	357,229	1,770,782
	Qatar National Cement Co. QSC	77,708	108,891
	Qatar Navigation QSC	104,997	274,803
*	Salam International Investment Ltd. QSC	162,465	27,437
	United Development Co. QSC	382,354	127,362
	Vodafone Qatar QSC	469,345	221,609
*	Widam Food Co.	16,793	7,410
	Zad Holding Co.	3,382	13,089
TOTAL QATAR			6,836,343
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	13,659	0
*††	Gazprom PJSC, Sponsored ADR	146,620	0

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Globaltrans Investment PLC, GDR	3,781	$0
*††	Lukoil PJSC, Sponsored ADR	14,097	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,184	0
*††	MMC Norilsk Nickel PJSC, ADR	12,635	0
*††	Mobile TeleSystems PJSC, ADR	18,324	0
*††	Novatek PJSC, GDR	828	0
*††	Novolipetsk Steel PJSC, GDR	4,909	0
*††	PhosAgro PJSC, GDR	4,572	0
*††	PhosAgro PJSC	29	0
*††	Polyus PJSC, GDR	1,516	0
*††	Ros Agro PLC, GDR	909	0
*††	Rosneft Oil Co. PJSC, GDR	21,620	0
*††	Rostelecom PJSC, Sponsored ADR	1,387	0
*††	RusHydro PJSC, ADR	12,112	0
*††	Sberbank of Russia PJSC, Sponsored ADR	96,975	0
*††	Severstal PAO, GDR	4,377	0
*††	Tatneft PJSC, Sponsored ADR	7,288	0
*††	VK Co. Ltd., GDR	4,108	0
*††	VTB Bank PJSC, GDR	49,902	0
*††	X5 Retail Group NV, GDR	3,692	0
SAUDI ARABIA — (4.9%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	3,095	19,396
	Abdullah Al Othaim Markets Co.	7,164	201,533
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,404	10,821
	ACWA Power Co.	3,765	152,848
	Advanced Petrochemical Co.	19,996	252,183
*	Al Alamiya for Cooperative Insurance Co.	3,797	13,787
	Al Babtain Power & Telecommunication Co.	3,832	23,315
*	Al Etihad Cooperative Insurance Co.	2,553	11,549
*	Al Gassim Investment Holding Co.	2,452	15,635
	Al Hammadi Holding	7,232	92,931
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,417	37,532
	Al Jouf Agricultural Development Co.	2,202	27,854
*	Al Jouf Cement Co.	10,046	34,364
*	Al Khaleej Training & Education Co.	7,024	28,588
	Al Moammar Information Systems Co.	1,584	40,604
*	Al Rajhi Bank	97,379	2,137,590
*	Al Rajhi Co. for Co-operative Insurance	2,584	70,019
	Al Yamamah Steel Industries Co.	6,531	42,712
*	AlAbdullatif Industrial Investment Co.	6,507	29,356
	Alandalus Property Co.	4,628	21,296
	Alaseel Co.	3,390	34,372
	Aldrees Petroleum & Transport Services Co.	5,798	123,325
	Alinma Bank	64,090	564,635
*	AlJazira Takaful Ta'awuni Co.	3,722	18,402
*	Allianz Saudi Fransi Cooperative Insurance Co.	9,029	35,801
	Almarai Co. JSC	19,247	285,237
	Alujain Corp.	3,142	33,435
	Arab National Bank	55,092	407,295
*	Arab Sea Information Systems Co.	861	16,894
	Arabian Cement Co.	11,248	106,858
	Arabian Centres Co. Ltd.	14,099	75,480
	Arabian Internet & Communications Services Co.	2,256	152,763
	Arriyadh Development Co.	14,193	72,075
	Astra Industrial Group	7,112	103,096
	Ataa Educational Co.	2,214	30,777
*	Bank AlBilad	36,187	434,552
	Bank Al-Jazira	41,056	213,120
	Banque Saudi Fransi	42,633	466,186

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Basic Chemical Industries Ltd.	1,463	$14,011
*	Batic Investments & Logistic Co.	3,334	20,894
	Bawan Co.	6,695	58,016
	Bupa Arabia for Cooperative Insurance Co.	4,196	175,057
*	Buruj Cooperative Insurance Co.	1,991	9,615
	City Cement Co.	10,592	59,396
*	Co. for Cooperative Insurance	10,352	232,500
	Dallah Healthcare Co.	5,051	185,182
*	Dar Al Arkan Real Estate Development Co.	66,273	221,800
	Dr Sulaiman Al Habib Medical Services Group Co.	7,026	439,146
*	Dur Hospitality Co.	9,109	56,865
	Eastern Province Cement Co.	8,714	101,960
	Electrical Industries Co.	4,012	28,741
*	Emaar Economic City	80,753	176,742
	Etihad Etisalat Co.	63,558	600,445
*	Fawaz Abdulaziz Al Hokair & Co.	7,074	34,517
*	Fitaihi Holding Group	2,815	23,319
	Gulf Insurance Group	3,280	25,110
	Hail Cement Co.	12,394	39,343
	Halwani Brothers Co.	2,106	32,183
*	Herfy Food Services Co.	6,415	62,209
	Jarir Marketing Co.	6,581	264,520
*	Jazan Energy & Development Co.	4,153	14,479
	L'Azurde Co. for Jewelry	3,842	13,480
	Leejam Sports Co. JSC	3,697	83,743
	Maharah Human Resources Co.	4,015	57,788
*	Malath Cooperative Insurance Co.	4,401	16,332
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	11,110	29,392
*	Methanol Chemicals Co.	9,132	63,719
*	Middle East Healthcare Co.	7,625	56,274
	Middle East Paper Co.	7,554	60,965
*	Mobile Telecommunications Co. Saudi Arabia	123,508	345,635
	Mouwasat Medical Services Co.	3,789	208,599
	Najran Cement Co.	15,582	52,624
*	Nama Chemicals Co.	1,982	17,579
*	National Agriculture Development Co.	9,803	61,073
	National Co. for Glass Industries	4,519	42,009
	National Co. for Learning & Education	1,736	37,394
	National Gas & Industrialization Co.	4,796	67,331
	National Gypsum	2,758	18,194
*	National Industrialization Co.	67,157	222,199
	National Medical Care Co.	3,801	80,492
*	National Metal Manufacturing & Casting Co.	2,983	15,196
	Nayifat Finance Co.	2,093	10,673
	Northern Region Cement Co.	13,960	42,133
	Qassim Cement Co.	5,090	91,392
*	Rabigh Refining & Petrochemical Co.	60,172	180,103
	Riyad Bank	89,523	738,421
	SABIC Agri-Nutrients Co.	23,844	874,244
	Sahara International Petrochemical Co.	59,882	595,784
*	Saudi Airlines Catering Co.	6,590	133,312
*	Saudi Arabian Mining Co.	48,734	964,316
Ω	Saudi Arabian Oil Co.	133,379	1,176,735
	Saudi Automotive Services Co.	4,424	41,768
	Saudi Basic Industries Corp.	41,786	1,036,945
	Saudi British Bank	56,477	547,226
	Saudi Cement Co.	13,531	187,425
	Saudi Ceramic Co.	9,878	81,376
	Saudi Chemical Co. Holding	10,557	75,984

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Co. For Hardware CJSC	3,117	$24,850
	Saudi Electricity Co.	45,656	281,331
*	Saudi Ground Services Co.	13,740	81,666
	Saudi Industrial Investment Group	29,140	193,620
	Saudi Industrial Services Co.	8,371	51,968
	Saudi Investment Bank	48,111	231,132
*	Saudi Kayan Petrochemical Co.	112,583	401,342
*	Saudi Marketing Co.	4,184	24,527
	Saudi National Bank	86,804	1,098,902
*	Saudi Paper Manufacturing Co.	2,732	19,134
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,857	66,524
*	Saudi Printing & Packaging Co.	3,811	18,963
*	Saudi Public Transport Co.	11,177	51,079
*	Saudi Real Estate Co.	20,491	66,922
*	Saudi Reinsurance Co.	11,247	48,039
*	Saudi Research & Media Group	3,947	197,891
*	Saudi Steel Pipe Co.	3,936	20,768
	Saudi Telecom Co.	95,728	944,758
	Saudia Dairy & Foodstuff Co.	2,242	140,745
	Savola Group	50,968	408,964
*	Seera Group Holding	27,730	137,155
*	Sinad Holding Co.	12,657	37,312
	Southern Province Cement Co.	12,910	173,627
	Tabuk Cement Co.	9,287	37,271
*	Takween Advanced Industries Co.	3,232	8,563
	Umm Al-Qura Cement Co.	6,178	28,254
	United Electronics Co.	6,251	126,747
	United International Transportation Co.	8,624	115,436
	United Wire Factories Co.	3,177	21,607
*	Walaa Cooperative Insurance Co.	6,434	25,801
*	Yamama Cement Co.	21,521	164,807
	Yanbu Cement Co.	12,846	127,124
	Yanbu National Petrochemical Co.	27,149	321,716
	Zahrat Al Waha For Trading Co.	678	6,267
*	Zamil Industrial Investment Co.	9,469	42,836
TOTAL SAUDI ARABIA			23,389,769
SOUTH AFRICA — (5.2%)
	Absa Group Ltd.	91,378	1,050,144
	Adcock Ingram Holdings Ltd.	13,080	38,460
	Advtech Ltd.	124,530	132,838
	AECI Ltd.	26,998	135,945
	African Rainbow Minerals Ltd.	15,293	250,782
	Afrimat Ltd.	14,643	46,268
	Alexander Forbes Group Holdings Ltd.	90,998	25,740
	Altron Ltd., Class A	16,149	8,106
	Alviva Holdings Ltd.	8,148	12,972
	Anglo American Platinum Ltd.	4,703	349,767
	AngloGold Ashanti Ltd., Sponsored ADR	29,784	626,060
*	ArcelorMittal South Africa Ltd.	34,675	7,875
	Aspen Pharmacare Holdings Ltd.	38,380	334,855
	Astral Foods Ltd.	11,016	102,085
	AVI Ltd.	52,271	223,110
	Barloworld Ltd.	43,140	223,028
	Bid Corp. Ltd.	16,731	345,407
	Bidvest Group Ltd.	28,660	370,121
*	Blue Label Telecoms Ltd.	144,432	43,241
	Capitec Bank Holdings Ltd.	2,555	263,896
	Cashbuild Ltd.	3,534	38,151

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	City Lodge Hotels Ltd.	47,035	$13,540
	Clicks Group Ltd.	25,503	389,275
	Coronation Fund Managers Ltd.	35,058	70,592
	Curro Holdings Ltd.	25,363	13,297
	DataTec Ltd.	46,004	90,107
Ω	Dis-Chem Pharmacies Ltd.	72,853	125,112
*	Discovery Ltd.	38,065	302,774
*	Distell Group Holdings Ltd.	5,169	51,833
	DRDGOLD Ltd.	99,134	79,178
	Exxaro Resources Ltd.	26,398	331,291
	Famous Brands Ltd.	9,346	32,442
	FirstRand Ltd.	366,219	1,360,723
	Foschini Group Ltd.	91,982	574,973
	Gold Fields Ltd., Sponsored ADR	90,895	1,039,839
	Grindrod Ltd.	99,222	59,522
	Harmony Gold Mining Co. Ltd.	14,484	51,583
	Harmony Gold Mining Co. Ltd., Sponsored ADR	122,291	429,241
	Hudaco Industries Ltd.	5,877	48,941
	Impala Platinum Holdings Ltd.	77,565	899,430
	Investec Ltd.	26,295	167,025
	Invicta Holdings Ltd.	5,930	9,229
	Italtile Ltd.	91,479	70,199
	JSE Ltd.	9,560	63,764
	KAP Industrial Holdings Ltd.	702,529	167,534
	Kumba Iron Ore Ltd.	7,550	231,181
	Lewis Group Ltd.	6,515	17,222
	Life Healthcare Group Holdings Ltd.	329,754	323,775
	Merafe Resources Ltd.	305,519	23,553
	Metair Investments Ltd.	44,283	63,388
	Momentum Metropolitan Holdings	345,983	377,403
	Motus Holdings Ltd.	37,699	267,096
	Mpact Ltd.	18,342	30,646
	Mr Price Group Ltd.	49,944	472,631
	MTN Group Ltd.	154,774	1,310,102
	MultiChoice Group	63,404	437,764
	Naspers Ltd., Class N	2,148	415,292
	Nedbank Group Ltd.	50,254	651,332
	NEPI Rockcastle NV	38,074	236,565
	Netcare Ltd.	212,690	175,256
	Ninety One Ltd.	35,212	87,028
	Oceana Group Ltd.	16,608	65,812
	Old Mutual Ltd.	464,420	316,585
	Omnia Holdings Ltd.	42,077	151,711
Ω	Pepkor Holdings Ltd.	262,926	310,792
	Pick n Pay Stores Ltd.	55,904	179,081
*	PPC Ltd.	164,292	25,126
	PSG Konsult Ltd.	79,902	58,739
	Raubex Group Ltd.	27,079	37,340
	Reunert Ltd.	41,494	136,814
	Royal Bafokeng Platinum Ltd.	26,544	253,272
	Sanlam Ltd.	127,397	412,846
	Santam Ltd.	6,664	107,491
*	Sappi Ltd.	149,410	442,888
	Sasol Ltd.	57,953	1,052,822
	Shoprite Holdings Ltd.	32,940	455,994
	Sibanye Stillwater Ltd.	80,768	213,490
#	Sibanye Stillwater Ltd., ADR	56,431	607,198
*	Southern Sun Ltd.	157,268	42,741
	SPAR Group Ltd.	36,948	292,363

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Stadio Holdings Ltd.	45,933	$12,348
	Standard Bank Group Ltd.	98,435	982,156
	Sun International Ltd.	42,558	83,469
	Super Group Ltd.	92,530	146,884
*	Telkom SA SOC Ltd.	68,888	137,816
	Thungela Resources Ltd.	29,079	389,068
	Tiger Brands Ltd.	27,856	333,249
	Transaction Capital Ltd.	81,750	162,392
	Truworths International Ltd.	69,449	264,664
	Tsogo Sun Gaming Ltd.	79,163	53,942
	Vodacom Group Ltd.	34,763	244,309
*	Wilson Bayly Holmes-Ovcon Ltd.	11,382	64,578
	Woolworths Holdings Ltd.	102,450	444,380
*	Zeda Ltd.	43,140	32,975
TOTAL SOUTH AFRICA			24,705,864
SOUTH KOREA — (16.6%)
*	ABOV Semiconductor Co. Ltd.	2,046	15,731
*	ADTechnology Co. Ltd.	1,694	20,259
	Advanced Nano Products Co. Ltd.	189	12,966
	Advanced Process Systems Corp.	2,207	34,384
*	Aekyung Chemical Co. Ltd.	2,611	18,555
	Aekyung Industrial Co. Ltd.	582	9,306
*	AeroSpace Technology of Korea, Inc.	1,767	5,882
	AfreecaTV Co. Ltd.	1,140	74,114
*	Agabang&Company	2,509	7,741
	Ahnlab, Inc.	490	37,454
	AJ Networks Co. Ltd.	4,633	23,556
*	Ajin Industrial Co. Ltd.	6,722	14,863
	AK Holdings, Inc.	670	10,050
*	Alteogen, Inc.	618	18,621
*	ALUKO Co. Ltd.	6,645	15,238
*	Amicogen, Inc.	830	13,067
*	Aminologics Co. Ltd.	6,820	10,991
*	Amo Greentech Co. Ltd.	1,794	19,514
	Amorepacific Corp.	377	44,813
	Amorepacific Group	1,663	55,673
*	Amotech Co. Ltd.	319	7,612
*	Anam Electronics Co. Ltd.	6,817	10,905
*	Ananti, Inc.	14,100	90,903
*	Anapass, Inc.	872	10,187
*	Anterogen Co. Ltd.	349	3,920
*	Aprogen Biologics	96,635	28,866
*	Aprogen, Inc.	28,431	40,398
*	APS Holdings Corp.	1,545	17,732
	APTC Co. Ltd.	2,186	20,330
	Asia Cement Co. Ltd.	4,821	37,343
	ASIA Holdings Co. Ltd.	108	11,715
	Asia Pacific Satellite, Inc.	1,665	15,539
	Asia Paper Manufacturing Co. Ltd.	937	30,176
	Atinum Investment Co. Ltd.	5,024	12,182
	AUK Corp.	4,205	7,937
	Autech Corp.	1,316	6,613
	Avaco Co. Ltd.	1,340	15,920
	Baiksan Co. Ltd.	1,279	9,247
	BGF Co. Ltd.	7,049	24,378
	BGF retail Co. Ltd.	722	109,434
*	BH Co. Ltd.	3,627	60,927
*	Binex Co. Ltd.	1,858	15,641

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Binggrae Co. Ltd.	1,197	$40,198
*	Bioneer Corp.	1,227	26,756
*	BL Pharmtech Corp.	10,306	5,389
*	BNC Korea Co. Ltd.	5,682	21,883
	BNK Financial Group, Inc.	24,978	144,096
*	Boditech Med, Inc.	2,266	22,197
*	Bohae Brewery Co. Ltd.	13,362	7,130
	BoKwang Industry Co. Ltd.	3,237	16,467
	Boryung	4,979	39,117
*	Bukwang Pharmaceutical Co. Ltd.	2,964	22,467
	BYC Co. Ltd.	29	8,710
	Byucksan Corp.	7,190	13,874
*	Cafe24 Corp.	703	6,500
*	CammSys Corp.	13,155	22,811
	Caregen Co. Ltd.	128	15,089
	Cell Biotech Co. Ltd.	725	8,142
	Celltrion Healthcare Co. Ltd.	1,035	48,438
*	Celltrion Pharm, Inc.	1,332	69,536
	Celltrion, Inc.	3,196	421,812
*	Cellumed Co. Ltd.	2,172	9,140
*	Central Motek Co. Ltd.	965	12,132
*	Chabiotech Co. Ltd.	3,774	43,677
	Cheil Worldwide, Inc.	7,636	136,461
	Chemtronics Co. Ltd.	2,042	24,735
*	ChinHung International, Inc.	10,352	11,701
	Chinyang Holdings Corp.	6,415	16,613
	Chips&Media, Inc.	1,531	19,713
*	Choa Pharmaceutical Co.	4,806	9,831
*	Choil Aluminum Co. Ltd.	12,480	21,979
	Chong Kun Dang Pharmaceutical Corp.	813	53,954
	Chongkundang Holdings Corp.	376	16,860
*	Chorokbaem Media Co. Ltd.	3,355	31,690
	Chosun Refractories Co. Ltd.	166	10,814
	Chunbo Co. Ltd.	228	44,420
*	CJ CGV Co. Ltd.	1,632	25,466
	CJ CheilJedang Corp.	1,132	317,594
	CJ Corp.	2,178	146,009
	CJ ENM Co. Ltd.	1,681	147,052
	CJ Freshway Corp.	1,512	40,037
*	CJ Logistics Corp.	1,547	113,647
*	CJ Seafood Corp.	3,549	9,198
*	CMG Pharmaceutical Co. Ltd.	3,550	6,630
*	CoAsia Corp.	1,334	7,892
*	Com2uS Holdings Corp.	603	22,657
	Com2uSCorp	2,002	108,990
*	Connectwave Co. Ltd.	897	11,429
*	ContentreeJoongAng Corp.	386	8,928
*	Coreana Cosmetics Co. Ltd.	3,128	8,862
*	Corentec Co. Ltd.	1,315	12,364
*	COSMAX NBT, Inc.	2,200	8,600
	Cosmax, Inc.	1,405	89,865
*	CosmoAM&T Co. Ltd.	1,063	51,456
*	Cosmochemical Co. Ltd.	2,246	42,369
	Coway Co. Ltd.	5,764	261,388
	Cowell Fashion Co. Ltd.	5,701	21,738
	Cowintech Co. Ltd.	849	17,047
	Creas F&C Co. Ltd.	302	5,013
*	Creative & Innovative System	1,792	14,999
	Creverse, Inc.	731	10,918

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	CrystalGenomics, Inc.	3,679	$10,216
	CS Wind Corp.	473	24,754
*	CTC BIO, Inc.	2,105	10,725
	Cuckoo Holdings Co. Ltd.	1,504	20,115
	Cuckoo Homesys Co. Ltd.	2,287	55,567
*	Curexo, Inc.	1,919	12,876
	Cymechs, Inc.	857	9,644
	D.I Corp.	1,543	6,606
*	DA Technology Co. Ltd.	3,348	9,713
	Dae Han Flour Mills Co. Ltd.	235	28,539
	Dae Won Kang Up Co. Ltd.	3,957	10,387
*	Daea TI Co. Ltd.	4,923	13,674
*	Daebo Magnetic Co. Ltd.	401	21,903
	Daechang Co. Ltd.	11,506	13,264
	Daedong Corp.	3,563	35,825
	Daeduck Co. Ltd.	5,649	31,040
	Daeduck Electronics Co. Ltd.	7,260	127,492
	Daehan Steel Co. Ltd.	4,106	41,130
*	Dae-Il Corp.	2,682	8,694
	Daejoo Electronic Materials Co. Ltd.	580	40,744
	Daejung Chemicals & Metals Co. Ltd.	664	8,951
*	Daemyung Sonoseason Co. Ltd.	12,188	7,919
	Daesang Corp.	4,381	75,790
	Daesang Holdings Co. Ltd.	1,402	8,809
*	Daesung Energy Co. Ltd.	2,796	24,414
*	Daesung Holdings Co. Ltd.	169	16,403
*	Daesung Industrial Co. Ltd.	3,351	11,804
*	Daewon Cable Co. Ltd.	8,237	7,948
	Daewon Pharmaceutical Co. Ltd.	2,308	31,731
*	Daewoo Engineering & Construction Co. Ltd.	30,150	117,911
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,632	49,708
	Daewoong Co. Ltd.	3,816	68,857
	Daewoong Pharmaceutical Co. Ltd.	213	26,428
	Daihan Pharmaceutical Co. Ltd.	1,266	30,074
	Daishin Securities Co. Ltd.	4,824	52,817
*	Daiyang Metal Co. Ltd.	3,432	8,818
*	Danal Co. Ltd.	4,742	22,894
	Daol Investment & Securities Co. Ltd.	6,517	17,875
*	Daou Data Corp.	932	37,633
	Daou Technology, Inc.	6,328	118,144
*	Dasan Networks, Inc.	6,308	21,912
	Dawonsys Co. Ltd.	1,918	23,709
	DB Financial Investment Co. Ltd.	5,036	18,305
	DB HiTek Co. Ltd.	5,622	208,547
	DB Insurance Co. Ltd.	3,108	165,629
*	DB, Inc.	20,648	15,452
	DCM Corp.	1,038	11,084
	Dentium Co. Ltd.	1,195	114,849
*	Deutsch Motors, Inc.	5,727	28,262
*	Development Advance Solution Co. Ltd.	3,212	12,977
	Device ENG Co. Ltd.	430	5,300
	Devsisters Co. Ltd.	803	40,219
	DGB Financial Group, Inc.	35,585	230,532
	DI Dong Il Corp.	4,211	55,671
	Digital Daesung Co. Ltd.	1,448	7,944
*	DIO Corp.	1,064	19,168
	Display Tech Co. Ltd.	1,563	6,016
	DL Construction Co. Ltd.	2,405	28,631
	DL Holdings Co. Ltd.	2,985	148,510

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	DMS Co. Ltd.	3,218	$17,040
	DNF Co. Ltd.	899	11,375
	Dohwa Engineering Co. Ltd.	3,144	22,319
	Dong A Eltek Co. Ltd.	1,462	8,195
	Dong-A Socio Holdings Co. Ltd.	876	72,362
	Dong-A ST Co. Ltd.	1,270	66,810
	Dong-Ah Geological Engineering Co. Ltd.	1,286	13,496
*	Dongbang Transport Logistics Co. Ltd.	11,025	24,131
	Dongbu Corp.	1,817	10,897
	Dongil Industries Co. Ltd.	218	34,460
*	Dongjin Semichem Co. Ltd.	3,214	88,127
	Dongkoo Bio & Pharma Co. Ltd.	2,187	11,206
	DongKook Pharmaceutical Co. Ltd.	4,201	58,335
	Dongkuk Industries Co. Ltd.	9,973	34,870
	Dongkuk Steel Mill Co. Ltd.	18,339	204,569
	Dongkuk Structures & Construction Co. Ltd.	2,952	11,731
	Dongsuh Cos., Inc.	2,254	38,340
	Dongsung Chemical Co. Ltd.	5,035	18,437
	Dongsung Finetec Co. Ltd.	3,745	35,020
*	Dongsung Pharmaceutical Co. Ltd.	2,125	11,102
*	Dongwha Enterprise Co. Ltd.	1,018	44,397
	Dongwha Pharm Co. Ltd.	5,228	40,063
	Dongwon Development Co. Ltd.	5,702	15,872
	Dongwon F&B Co. Ltd.	296	39,474
	Dongwon Industries Co. Ltd.	1,105	41,404
	Dongwon Systems Corp.	444	15,854
	Dongyang E&P, Inc.	917	11,775
*	Dongyang Steel Pipe Co. Ltd.	12,368	10,272
	Doosan Bobcat, Inc.	7,597	215,589
	Doosan Co. Ltd.	490	37,156
*	Doosan Enerbility Co. Ltd.	11,707	160,090
*	Doosan Fuel Cell Co. Ltd.	716	19,502
	Doosan Tesna, Inc.	1,089	27,653
	DoubleUGames Co. Ltd.	1,548	62,094
	Douzone Bizon Co. Ltd.	1,631	46,617
*	Dream Security Co. Ltd.	3,419	9,451
	Dreamtech Co. Ltd.	4,055	31,778
*	DSK Co. Ltd.	1,675	8,374
*	Duck Yang Industry Co. Ltd.	3,747	7,880
*	Duk San Neolux Co. Ltd.	1,056	31,078
*	Duksan Hi-Metal Co. Ltd.	4,008	17,998
	DY Corp.	2,172	10,408
	DY POWER Corp.	1,713	17,396
*	E Investment&Development Co. Ltd.	12,639	9,236
*	E& Corp. Co. Ltd.	3,431	11,246
*	E&M Co. Ltd.	20,530	5,988
	E1 Corp.	269	10,355
	Eagle Veterinary Technology Co. Ltd.	1,954	9,144
	Eagon Industrial Ltd.	1,228	8,025
*	Easy Holdings Co. Ltd.	8,326	19,769
	eBEST Investment & Securities Co. Ltd.	4,090	17,262
	Echo Marketing, Inc.	2,360	26,548
	Ecoplastic Corp.	7,448	18,154
	Ecopro BM Co. Ltd.	2,284	186,481
	Ecopro Co. Ltd.	1,057	106,394
	Ecopro HN Co. Ltd.	1,651	68,015
*	Elentec Co. Ltd.	4,594	56,944
*	E-MART, Inc.	1,834	155,865
*	EM-Tech Co. Ltd.	2,605	47,974

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ENF Technology Co. Ltd.	2,493	$47,258
*	Enzychem Lifesciences Corp.	11,358	14,976
	Eo Technics Co. Ltd.	1,623	99,407
	Estechpharma Co. Ltd.	1,259	7,656
*	ESTsoft Corp.	1,446	14,336
*	Eubiologics Co. Ltd.	1,567	11,050
	Eugene Corp.	11,560	35,330
	Eugene Investment & Securities Co. Ltd.	11,264	25,312
	Eugene Technology Co. Ltd.	2,814	59,614
	Eusu Holdings Co. Ltd.	1,834	9,752
*	E-World	6,540	9,106
	Exicon Co. Ltd.	875	6,926
	F&F Co. Ltd.	1,084	134,474
	F&F Holdings Co. Ltd.	1,075	25,485
	Farmsco	2,083	6,899
*	FarmStory Co. Ltd.	9,682	14,061
	Fila Holdings Corp.	4,618	145,859
*	Fine M-Tec Co. Ltd.	2,190	13,740
	Fine Semitech Corp.	1,154	21,622
	Fine Technix Co. Ltd.	1,191	2,373
*	Flask Co. Ltd.	16,391	13,977
	Foosung Co. Ltd.	8,838	91,936
	Fursys, Inc.	253	6,095
*	Gabia, Inc.	1,031	10,526
*	GemVax & Kael Co. Ltd.	1,307	15,669
	Gemvaxlink Co. Ltd.	9,824	11,059
*	GeneOne Life Science, Inc.	4,449	30,929
*	Genexine, Inc.	3,196	38,584
*	Genie Music Corp.	4,275	15,876
	Genoray Co. Ltd.	1,796	11,953
	Geumhwa PSC Co. Ltd.	482	11,402
	Global Standard Technology Co. Ltd.	1,683	30,659
	Golfzon Co. Ltd.	707	81,394
	Golfzon Newdin Holdings Co. Ltd.	3,368	13,989
	Gradiant Corp.	2,575	33,119
*	Grand Korea Leisure Co. Ltd.	2,763	45,964
	Green Chemical Co. Ltd.	1,569	12,517
	Green Cross Corp.	364	38,276
	Green Cross Holdings Corp.	3,046	41,990
	GS Engineering & Construction Corp.	6,143	117,153
*	GS Global Corp.	13,382	26,644
*	GS Holdings Corp.	8,494	305,213
	GS Retail Co. Ltd.	6,494	152,622
*	Gwangju Shinsegae Co. Ltd.	360	9,424
	HAESUNG DS Co. Ltd.	2,562	83,420
	Haesung Industrial Co. Ltd.	1,991	18,835
	Han Kuk Carbon Co. Ltd.	3,712	36,422
	Hana Financial Group, Inc.	28,165	1,118,917
	Hana Materials, Inc.	1,268	39,181
*	Hana Micron, Inc.	7,375	63,790
	Hana Pharm Co. Ltd.	1,119	14,272
*	Hanall Biopharma Co. Ltd.	2,206	29,604
	HanChang Paper Co. Ltd.	6,977	8,241
*	Hancom, Inc.	3,601	42,037
	Handok, Inc.	1,224	16,853
	Handsome Co. Ltd.	3,159	70,404
	Hanil Cement Co. Ltd.	3,710	36,120
	Hanil Holdings Co. Ltd.	2,139	19,030
	Hanil Hyundai Cement Co. Ltd.	432	6,533

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanjin Kal Corp.	647	$21,550
	Hanjin Transportation Co. Ltd.	1,464	26,208
	Hankook Shell Oil Co. Ltd.	110	21,110
	Hankook Tire & Technology Co. Ltd.	7,643	201,697
	Hanmi Pharm Co. Ltd.	529	110,413
	Hanmi Science Co. Ltd.	412	10,106
	Hanmi Semiconductor Co. Ltd.	6,865	80,039
	HanmiGlobal Co. Ltd.	1,255	31,337
	Hannong Chemicals, Inc.	1,442	13,015
	Hanon Systems	14,352	107,069
*	Hans Biomed Corp.	1,029	10,947
	Hansae Co. Ltd.	3,343	44,373
	Hansae Yes24 Holdings Co. Ltd.	1,558	6,316
	Hanshin Construction Co. Ltd.	732	5,473
	Hanshin Machinery Co.	5,550	31,971
	Hansol Chemical Co. Ltd.	948	163,459
	Hansol Holdings Co. Ltd.	4,690	12,878
	Hansol HomeDeco Co. Ltd.	11,054	10,810
*	Hansol IONES Co. Ltd.	2,896	17,985
	Hansol Logistics Co. Ltd.	5,508	14,068
	Hansol Paper Co. Ltd.	5,114	54,443
*	Hansol Technics Co. Ltd.	7,244	34,102
	Hanssem Co. Ltd.	1,124	47,496
	Hanwha Aerospace Co. Ltd.	2,868	188,107
	Hanwha Corp.	5,740	132,494
*	Hanwha General Insurance Co. Ltd.	6,241	21,897
	Hanwha Investment & Securities Co. Ltd.	21,918	60,158
*	Hanwha Life Insurance Co. Ltd.	68,734	153,528
*	Hanwha Solutions Corp.	8,030	297,586
	Hanyang Eng Co. Ltd.	1,705	20,072
	Hanyang Securities Co. Ltd.	915	6,608
	Harim Co. Ltd.	11,925	28,217
	Harim Holdings Co. Ltd.	14,949	106,245
	HB Technology Co. Ltd.	6,614	10,249
	HD Hyundai Co. Ltd.	7,223	359,050
	HDC Holdings Co. Ltd.	7,163	35,649
	HDC Hyundai Development Co. Engineering & Construction, Class E	8,691	78,428
*	Helixmith Co. Ltd.	2,105	20,099
*	HFR, Inc.	1,239	34,938
	Hite Jinro Co. Ltd.	6,294	134,896
	Hitejinro Holdings Co. Ltd.	1,432	11,924
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,568	13,568
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	14,347
	HL D&I Halla Corp.	2,158	5,060
	HL Holdings Corp.	1,423	35,569
	HL Mando Co. Ltd.	5,804	211,094
*	HLB Life Science Co. Ltd.	4,570	41,602
*	HLB Therapeutics Co. Ltd.	2,272	21,981
*	HLB, Inc.	2,369	58,946
#	HMM Co. Ltd.	38,770	689,469
	Home Center Holdings Co. Ltd.	14,834	15,036
*	Homecast Co. Ltd.	5,233	18,249
	Hotel Shilla Co. Ltd.	3,317	214,355
	HS Industries Co. Ltd.	6,323	21,245
*	HSD Engine Co. Ltd.	3,339	20,609
*	Hugel, Inc.	165	19,055
*	Humax Co. Ltd.	5,784	16,984
	Humedix Co. Ltd.	624	13,900
	Huons Co. Ltd.	1,119	26,788

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Global Co. Ltd.	967	$16,889
	Husteel Co. Ltd.	7,583	31,891
	Huvis Corp.	1,760	7,196
	Huvitz Co. Ltd.	1,378	12,843
	Hwa Shin Co. Ltd.	6,405	45,222
*	Hwail Pharm Co. Ltd.	4,900	9,703
	Hwaseung Enterprise Co. Ltd.	3,556	29,635
	HwaSung Industrial Co. Ltd.	1,319	11,724
*	HYBE Co. Ltd.	147	23,128
	Hy-Lok Corp.	678	12,111
	Hyosung Advanced Materials Corp.	299	93,621
*	Hyosung Chemical Corp.	430	41,471
	Hyosung Corp.	899	51,625
*	Hyosung Heavy Industries Corp.	1,151	67,537
	Hyosung TNC Corp.	411	139,025
	Hyundai Autoever Corp.	366	33,536
	Hyundai Bioland Co. Ltd.	680	7,662
	Hyundai BNG Steel Co. Ltd.	2,374	21,983
	Hyundai Construction Equipment Co. Ltd.	1,997	96,162
	Hyundai Corp.	2,016	27,245
	Hyundai Corp. Holdings, Inc.	1,349	11,857
	Hyundai Department Store Co. Ltd.	1,445	72,497
*	Hyundai Doosan Infracore Co. Ltd.	18,260	115,757
*	Hyundai Electric & Energy System Co. Ltd.	1,988	64,959
	Hyundai Elevator Co. Ltd.	4,079	99,072
*	Hyundai Energy Solutions Co. Ltd.	978	41,743
	Hyundai Engineering & Construction Co. Ltd.	6,798	211,345
	Hyundai Ezwel Co. Ltd.	2,078	12,672
	Hyundai Futurenet Co. Ltd.	3,560	7,934
	Hyundai Glovis Co. Ltd.	2,257	305,445
	Hyundai Greenfood Co. Ltd.	13,263	79,017
	Hyundai Home Shopping Network Corp.	1,355	61,709
	Hyundai Livart Furniture Co. Ltd.	1,211	9,364
	Hyundai Marine & Fire Insurance Co. Ltd.	8,601	216,543
*	Hyundai Mipo Dockyard Co. Ltd.	1,303	85,569
	Hyundai Mobis Co. Ltd.	3,468	579,874
	Hyundai Motor Co.	9,697	1,321,908
	Hyundai Motor Securities Co. Ltd.	3,308	25,421
*	Hyundai Pharmaceutical Co. Ltd.	2,220	8,612
*	Hyundai Rotem Co. Ltd.	1,938	43,650
	Hyundai Steel Co.	13,766	384,528
	Hyundai Wia Corp.	1,261	55,132
	HyVision System, Inc.	1,274	20,309
*	iA, Inc.	22,285	12,114
	ICD Co. Ltd.	1,365	10,222
	Il Sung Construction Co. Ltd.	4,398	9,514
	Iljin Diamond Co. Ltd.	863	12,971
	Iljin Electric Co. Ltd.	3,946	16,259
	Iljin Holdings Co. Ltd.	4,268	14,465
	Iljin Materials Co. Ltd.	899	46,227
	Iljin Power Co. Ltd.	1,355	14,362
	Ilshin Spinning Co. Ltd.	317	26,325
	Ilsung Pharmaceuticals Co. Ltd.	294	20,513
	Ilyang Pharmaceutical Co. Ltd.	2,281	35,323
	iMarketKorea, Inc.	4,358	36,365
	InBody Co. Ltd.	2,313	41,711
*	INCON Co. Ltd.	7,341	7,107
	Incross Co. Ltd.	423	5,826
*	Industrial Bank of Korea	29,597	247,023

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Infinitt Healthcare Co. Ltd.	1,736	$9,272
*	InkTec Co. Ltd.	1,957	8,014
	Innocean Worldwide, Inc.	2,033	74,065
*	InnoWireless Co. Ltd.	319	8,597
	Innox Advanced Materials Co. Ltd.	2,999	76,557
*	Innox Corp.	795	14,190
*	Insun ENT Co. Ltd.	4,769	34,049
*	Insung Information Co. Ltd.	8,932	18,067
	Intekplus Co. Ltd.	1,263	17,526
	Intellian Technologies, Inc.	379	21,259
	Intelligent Digital Integrated Security Co. Ltd.	500	9,275
*	Interflex Co. Ltd.	1,840	14,726
	Interojo Co. Ltd.	1,357	33,591
	INTOPS Co. Ltd.	3,093	72,612
*	iNtRON Biotechnology, Inc.	2,094	14,670
	Inzi Controls Co. Ltd.	1,220	7,605
	IS Dongseo Co. Ltd.	4,458	126,546
	ISC Co. Ltd.	1,367	39,936
	i-SENS, Inc.	615	17,549
	ISU Chemical Co. Ltd.	3,085	49,147
*	IsuPetasys Co. Ltd.	8,553	53,932
*	ITEK, Inc.	1,394	10,469
*	ITM Semiconductor Co. Ltd.	834	19,177
	It's Hanbul Co. Ltd.	890	13,743
*	Jahwa Electronics Co. Ltd.	1,347	30,767
	JB Financial Group Co. Ltd.	16,185	133,724
	JC Chemical Co. Ltd.	2,539	15,095
*	Jeju Semiconductor Corp.	8,553	28,522
	Jinsung T.E.C.	2,101	22,306
*	JNK Heaters Co. Ltd.	2,133	10,485
*	JoyCity Corp.	3,436	14,631
	JS Corp.	1,365	15,587
	Jusung Engineering Co. Ltd.	8,449	84,015
	JVM Co. Ltd.	868	13,919
	JW Holdings Corp.	3,810	9,346
	JW Pharmaceutical Corp.	2,137	34,897
	JYP Entertainment Corp.	2,985	176,959
*	Kakao Corp.	1,911	96,195
*	Kakao Games Corp.	1,035	39,348
*	Kangstem Biotech Co. Ltd.	4,617	10,858
*	Kangwon Land, Inc.	2,380	45,605
	KAON Media Co. Ltd.	1,786	12,165
	KB Financial Group, Inc.	27,126	1,236,197
	KC Co. Ltd.	1,613	24,073
	KC Tech Co. Ltd.	2,107	31,175
	KCC Corp.	793	152,786
	KCC Glass Corp.	2,670	85,738
	KCTC	5,481	21,402
*	KEC Corp.	20,960	35,507
	KEPCO Engineering & Construction Co., Inc.	468	25,119
	KEPCO Plant Service & Engineering Co. Ltd.	928	26,183
	KG Chemical Corp.	2,275	43,989
	KG Dongbu Steel	5,075	35,164
	KG Eco Technology Service Co. Ltd.	2,395	22,323
	Kginicis Co. Ltd.	4,372	47,226
	KGMobilians Co. Ltd.	4,218	20,426
*	KH Vatec Co. Ltd.	3,452	41,597
	Kia Corp.	21,462	1,169,291
	KINX, Inc.	249	12,875

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KISCO Corp.	1,751	$9,639
*	KISCO Holdings Co. Ltd.	743	10,784
	KISWIRE Ltd.	1,932	32,529
	KIWOOM Securities Co. Ltd.	2,382	191,000
*	KleanNara Co. Ltd.	3,082	7,338
*	KMW Co. Ltd.	514	11,345
	Knotus Co. Ltd.	2,130	8,423
	Koentec Co. Ltd.	4,885	28,996
	Koh Young Technology, Inc.	4,466	62,672
	Kolmar BNH Co. Ltd.	2,314	55,743
	Kolmar Korea Co. Ltd.	1,212	43,978
	Kolmar Korea Holdings Co. Ltd.	1,156	15,604
	Kolon Corp.	1,363	24,803
	Kolon Global Corp.	1,245	17,264
#	Kolon Industries, Inc.	4,589	170,911
	Kolon Mobility Group Corp.	4,131	16,349
	Kolon Plastic, Inc.	1,796	14,044
	KoMiCo Ltd.	973	37,949
*	KONA I Co. Ltd.	1,584	22,974
	Korea Aerospace Industries Ltd.	3,256	127,764
	Korea Alcohol Industrial Co. Ltd.	2,015	18,298
	Korea Asset In Trust Co. Ltd.	12,366	30,965
	Korea Cast Iron Pipe Industries Co. Ltd.	2,807	16,252
*	Korea Circuit Co. Ltd.	2,773	30,974
	Korea District Heating Corp.	321	8,241
*	Korea Electric Power Corp., Sponsored ADR	22,118	177,386
*	Korea Electric Power Corp.	1,297	20,940
	Korea Electric Terminal Co. Ltd.	1,597	70,919
	Korea Electronic Certification Authority, Inc.	1,697	9,452
	Korea Electronic Power Industrial Development Co. Ltd.	1,696	12,123
	Korea Gas Corp.	1,973	53,585
	Korea Investment Holdings Co. Ltd.	3,577	182,533
*	Korea Line Corp.	31,712	59,450
*	Korea Parts & Fasteners Co. Ltd.	2,318	11,012
	Korea Petrochemical Ind Co. Ltd.	691	93,220
	Korea Pharma Co. Ltd.	508	8,963
	Korea Real Estate Investment & Trust Co. Ltd.	27,760	31,261
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,465	160,096
	Korea United Pharm, Inc.	2,448	45,920
	Korea Zinc Co. Ltd.	448	197,315
*	Korean Air Lines Co. Ltd.	20,332	402,293
	Korean Reinsurance Co.	21,966	134,655
*	Kortek Corp.	1,475	12,357
*	KOSES Co. Ltd.	1,922	16,138
	KSIGN Co. Ltd.	9,317	14,045
	KSS LINE Ltd.	3,929	29,999
*	KT Alpha Co. Ltd.	1,760	11,888
	KT Skylife Co. Ltd.	3,749	25,430
*	KT&G Corp.	5,387	404,087
	KTCS Corp.	4,968	17,527
	Kukdo Chemical Co. Ltd.	314	10,901
*	Kum Yang Co. Ltd.	2,008	43,478
*	Kumho HT, Inc.	28,694	21,149
	Kumho Petrochemical Co. Ltd.	2,796	336,289
*	Kumho Tire Co., Inc.	18,614	48,006
	KUMHOE&C Co. Ltd.	4,642	27,467
	Kumkang Kind Co. Ltd.	2,884	14,815
	Kwang Dong Pharmaceutical Co. Ltd.	7,860	38,446
*	Kyeryong Construction Industrial Co. Ltd.	1,502	24,705

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyobo Securities Co. Ltd.	3,015	$14,195
	Kyochon F&B Co. Ltd.	1,020	7,938
	Kyongbo Pharmaceutical Co. Ltd.	1,496	9,411
	Kyung Dong Navien Co. Ltd.	1,043	29,808
	Kyungbang Co. Ltd.	863	7,530
*	Kyungchang Industrial Co. Ltd.	5,172	9,181
	Kyungdong Pharm Co. Ltd.	2,400	15,498
	Kyung-In Synthetic Corp.	5,621	21,017
	L&C Bio Co. Ltd.	1,035	18,620
*	L&F Co. Ltd.	1,324	223,516
	LabGenomics Co. Ltd.	10,675	59,618
*	Lake Materials Co. Ltd.	8,272	36,287
	LB Semicon, Inc.	6,794	40,707
	LEADCORP, Inc.	2,656	16,724
	Lee Ku Industrial Co. Ltd.	6,694	17,692
	LEENO Industrial, Inc.	1,188	165,846
	LF Corp.	4,409	61,699
	LG Chem Ltd.	1,427	805,403
	LG Corp.	5,441	366,420
*	LG Display Co. Ltd.	37,963	422,724
	LG Electronics, Inc.	12,689	1,039,731
	LG H&H Co. Ltd.	267	161,871
	LG HelloVision Co. Ltd.	10,052	38,270
	LG Innotek Co. Ltd.	1,568	349,333
	LG Uplus Corp.	30,804	278,568
	LIG Nex1 Co. Ltd.	736	48,465
	Lion Chemtech Co. Ltd.	1,629	9,505
	Lock & Lock Co. Ltd.	3,151	17,844
*	LOT Vacuum Co. Ltd.	1,515	16,244
	Lotte Chemical Corp.	1,422	205,304
	Lotte Chilsung Beverage Co. Ltd.	291	37,855
	Lotte Confectionery Co. Ltd.	688	67,115
	Lotte Corp.	2,747	72,406
*	Lotte Data Communication Co.	676	14,230
	LOTTE Fine Chemical Co. Ltd.	3,984	186,098
	LOTTE Himart Co. Ltd.	1,442	15,958
*	Lotte Non-Life Insurance Co. Ltd.	6,547	8,697
	Lotte Shopping Co. Ltd.	1,047	80,238
#*	Lotte Tour Development Co. Ltd.	2,924	33,181
	LS Cable & System Asia Ltd.	2,162	12,875
	LS Corp.	1,751	100,649
	LS Electric Co. Ltd.	1,256	54,641
*	LVMC Holdings	9,474	21,582
	LX Hausys Ltd.	1,624	51,581
*	LX Holdings Corp.	11,895	85,412
	LX International Corp.	5,687	162,799
	LX Semicon Co. Ltd.	1,770	116,388
	M.I.Tech Co. Ltd.	2,143	20,936
	Macquarie Korea Infrastructure Fund	29,569	286,179
	Macrogen, Inc.	1,286	22,561
	Maeil Dairies Co. Ltd.	726	29,982
	MAKUS, Inc.	3,327	24,505
	Manho Rope & Wire Ltd.	286	8,490
	Mcnex Co. Ltd.	2,443	60,648
*	ME2ON Co. Ltd.	4,221	14,751
*	MEDICOX Co. Ltd.	4,314	6,376
*	Medipost Co. Ltd.	1,236	15,122
	Medy-Tox, Inc.	454	49,444
*	Meerecompany, Inc.	533	10,541

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	MegaStudy Co. Ltd.	1,099	$9,733
*	MegaStudyEdu Co. Ltd.	1,291	78,329
	Meritz Financial Group, Inc.	3,543	124,066
	Meritz Fire & Marine Insurance Co. Ltd.	2,447	102,505
	Meritz Securities Co. Ltd.	38,206	199,444
*	Mgame Corp.	2,503	16,456
*	MiCo BioMed Co. Ltd.	1,427	4,891
	MiCo Ltd.	4,582	31,665
	Mirae Asset Life Insurance Co. Ltd.	21,427	51,354
	Mirae Asset Securities Co. Ltd.	33,553	186,265
	Mirae Asset Venture Investment Co. Ltd.	2,643	11,430
	Miwon Commercial Co. Ltd.	251	33,776
	Miwon Specialty Chemical Co. Ltd.	221	25,051
	MK Electron Co. Ltd.	3,010	28,565
	MNTech Co. Ltd.	1,556	21,257
*	Monalisa Co. Ltd.	6,032	14,712
	Moorim P&P Co. Ltd.	2,932	10,096
	Motonic Corp.	1,465	9,848
	Motrex Co. Ltd.	3,195	40,139
*	MS Autotech Co. Ltd.	5,794	21,223
	Muhak Co. Ltd.	1,568	6,724
	Multicampus Co. Ltd.	345	10,560
*	MyungMoon Pharm Co. Ltd.	2,953	6,790
	Namhae Chemical Corp.	7,627	57,239
*	Namsun Aluminum Co. Ltd.	13,115	25,171
	Namyang Dairy Products Co. Ltd.	86	35,163
*	NanoenTek, Inc.	3,549	16,290
	Nasmedia Co. Ltd.	595	12,212
*	Nature & Environment Co. Ltd.	15,071	15,522
	NAVER Corp.	1,501	249,355
	NCSoft Corp.	793	293,514
*	NDFOS Co. Ltd.	1,361	6,067
	NeoPharm Co. Ltd.	876	14,532
*	Neowiz	832	28,534
	NEOWIZ HOLDINGS Corp.	558	13,737
*	Nepes Ark Corp.	1,403	22,676
*	NEPES Corp.	2,652	37,637
Ω	Netmarble Corp.	1,574	78,399
	New Power Plasma Co. Ltd.	3,857	14,443
	Nexen Tire Corp.	5,478	29,885
*	Next Entertainment World Co. Ltd.	1,627	11,273
	NEXTIN, Inc.	747	30,444
	NH Investment & Securities Co. Ltd.	14,248	106,757
*	NHN Corp.	2,879	68,490
	NHN KCP Corp.	2,785	32,615
	NI Steel Co. Ltd.	4,723	19,437
	NICE Holdings Co. Ltd.	5,885	64,120
	Nice Information & Telecommunication, Inc.	1,579	34,195
	NICE Information Service Co. Ltd.	5,737	60,689
	NICE Total Cash Management Co. Ltd.	2,475	10,116
	Nong Shim Holdings Co. Ltd.	301	16,403
	Nong Woo Bio Co. Ltd.	1,680	12,473
	NongShim Co. Ltd.	195	54,371
	NOROO Paint & Coatings Co. Ltd.	2,120	14,069
	NOVAREX Co. Ltd.	2,787	24,378
	NPC	4,067	21,667
*	Oceanbridge Co. Ltd.	923	10,479
*	OCI Co. Ltd.	3,610	265,120
	Orion Corp.	1,115	112,861

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Holdings Corp.	5,958	$75,652
*	Osstem Implant Co. Ltd.	648	98,574
*††	Osung Advanced Materials Co. Ltd.	9,664	13,489
	Ottogi Corp.	134	51,813
*	Paik Kwang Industrial Co. Ltd.	4,701	16,784
*	Pan Entertainment Co. Ltd.	3,948	19,005
	Pan Ocean Co. Ltd.	46,435	228,740
	Pang Rim Co. Ltd.	5,498	24,973
*	Paradise Co. Ltd.	2,111	31,021
*	Park Systems Corp.	550	54,998
	Partron Co. Ltd.	10,193	72,008
	Paseco Co. Ltd.	1,000	12,182
*	Pearl Abyss Corp.	692	25,648
	People & Technology, Inc.	2,687	97,557
*	PharmaResearch Co. Ltd.	453	28,577
*	PharmGen Science, Inc.	1,673	9,286
*	Pharmicell Co. Ltd.	4,555	38,793
*	Philoptics Co. Ltd.	2,005	12,182
*††	Philosys Healthcare Co. Ltd.	24,311	12,888
	PI Advanced Materials Co. Ltd.	1,884	52,447
*	Point Engineering Co. Ltd.	7,996	14,134
	Poongsan Corp.	3,961	116,500
	Poongsan Holdings Corp.	1,388	32,702
	POSCO Chemical Co. Ltd.	317	58,106
	POSCO Holdings, Inc.	5,449	1,338,965
	Posco ICT Co. Ltd.	6,723	37,223
	Posco International Corp.	8,592	164,516
	POSCO Steeleon Co. Ltd.	421	11,825
*	Power Logics Co. Ltd.	3,293	13,471
	Protec Co. Ltd.	642	11,930
	PSK, Inc.	2,904	42,332
	Pulmuone Co. Ltd.	1,115	10,286
	Pungkuk Ethanol Co. Ltd.	987	11,419
	QSI Co. Ltd.	1,042	9,658
	Rayence Co. Ltd.	1,013	10,193
	RFHIC Corp.	821	16,209
*	RFTech Co. Ltd.	6,418	28,242
*	S&S Tech Corp.	1,039	25,556
*	S.Y. Co. Ltd.	6,706	19,888
	S-1 Corp.	1,547	72,382
	Sajo Industries Co. Ltd.	304	10,559
	Sajodaerim Corp.	737	16,830
*	Sajodongaone Co. Ltd.	12,597	9,787
*	Sam Chun Dang Pharm Co. Ltd.	403	15,847
*	SAM KANG M&T Co. Ltd.	2,458	41,526
	Sam Young Electronics Co. Ltd.	2,072	15,850
	Sam Yung Trading Co. Ltd.	3,091	32,126
*	Sambu Engineering & Construction Co. Ltd.	31,770	32,864
	Samchully Co. Ltd.	120	47,618
*	Samchuly Bicycle Co. Ltd.	1,853	13,063
	SAMHWA Paints Industrial Co. Ltd.	1,542	7,648
	Samick THK Co. Ltd.	1,032	11,125
	Samji Electronics Co. Ltd.	1,143	8,101
	Samjin Pharmaceutical Co. Ltd.	955	18,603
	Samkee Corp.	7,045	22,648
	Sammok S-Form Co. Ltd.	925	13,026
	SAMPYO Cement Co. Ltd.	3,599	10,565
*Ω	Samsung Biologics Co. Ltd.	91	58,757
	Samsung C&T Corp.	4,277	413,079

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Card Co. Ltd.	3,535	$87,165
	Samsung Climate Control Co. Ltd.	761	6,184
	Samsung Electro-Mechanics Co. Ltd.	5,878	686,509
	Samsung Electronics Co. Ltd.	262,210	13,060,740
Ω	Samsung Electronics Co. Ltd., GDR	4,189	5,162,942
*	Samsung Engineering Co. Ltd.	12,282	259,200
	Samsung Fire & Marine Insurance Co. Ltd.	3,799	626,404
*	Samsung Heavy Industries Co. Ltd.	49,897	235,803
	Samsung Life Insurance Co. Ltd.	4,477	257,750
*	Samsung Pharmaceutical Co. Ltd.	6,144	13,996
	Samsung Publishing Co. Ltd.	858	18,264
*	Samsung SDI Co. Ltd.	954	534,624
	Samsung SDS Co. Ltd.	1,917	195,488
	Samsung Securities Co. Ltd.	5,662	154,129
	SAMT Co. Ltd.	16,817	37,047
	Samwha Capacitor Co. Ltd.	795	25,093
	Samyang Corp.	586	19,586
	Samyang Foods Co. Ltd.	375	37,597
	Samyang Holdings Corp.	830	48,638
	Samyang Packaging Corp.	1,489	22,051
	Samyang Tongsang Co. Ltd.	397	16,436
*	Sangbo Corp.	5,925	6,628
	Sangsangin Co. Ltd.	8,599	41,480
	Sangsin Energy Display Precision Co. Ltd.	1,390	19,781
	SaraminHR Co. Ltd.	1,511	36,532
	Satrec Initiative Co. Ltd.	279	7,918
*	SBI Investment Korea Co. Ltd.	14,785	14,778
*	SBW	40,276	11,596
*	SDN Co. Ltd.	8,700	13,635
	Seah Besteel Holdings Corp.	2,792	37,404
	SeAH Steel Corp.	268	30,188
	SeAH Steel Holdings Corp.	609	81,088
	Sebang Co. Ltd.	1,296	49,096
	Sebang Global Battery Co. Ltd.	1,270	49,122
	Seegene, Inc.	5,478	122,268
	Segyung Hitech Co. Ltd.	1,125	12,551
	Sejin Heavy Industries Co. Ltd.	2,142	10,696
	Sejong Industrial Co. Ltd.	2,509	12,420
	Sempio Foods Co.	302	8,325
	Seobu T&D	4,909	31,618
	Seohan Co. Ltd.	16,327	15,344
*	Seohee Construction Co. Ltd.	27,909	26,900
	Seojin System Co. Ltd.	4,761	63,551
	Seoul Auction Co. Ltd.	840	16,491
	Seoul City Gas Co. Ltd.	119	46,005
	Seoul Semiconductor Co. Ltd.	9,459	82,464
	Seoul Viosys Co. Ltd.	1,190	5,704
*	Seoulin Bioscience Co. Ltd.	1,105	10,687
	Seoyon Co. Ltd.	3,783	23,306
	Seoyon E-Hwa Co. Ltd.	4,918	35,531
*	Sewon E&C Co. Ltd.	22,962	10,171
	Sewoon Medical Co. Ltd.	2,954	7,265
	SFA Engineering Corp.	3,554	108,261
*	SFA Semicon Co. Ltd.	18,922	66,695
*	S-Fuelcell Co. Ltd.	447	8,104
*	SG Corp.	24,663	11,480
	SGC e Tec E&C Co. Ltd.	367	9,237
	SGC Energy Co. Ltd.	2,154	56,827
	SH Energy & Chemical Co. Ltd.	13,146	9,468

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shin Heung Energy & Electronics Co. Ltd.	572	$22,392
*	Shin Poong Pharmaceutical Co. Ltd.	1,112	18,910
	Shindaeyang Paper Co. Ltd.	282	19,824
	Shinhan Financial Group Co. Ltd.	43,939	1,485,770
*	Shinsegae Engineering & Construction Co. Ltd.	344	6,255
*	Shinsegae Food Co. Ltd.	207	8,382
*	Shinsegae Information & Communication Co. Ltd.	640	7,390
*	Shinsegae International, Inc.	2,744	54,754
*	Shinsegae, Inc.	1,046	197,434
*	Shinsung Delta Tech Co. Ltd.	1,878	12,727
*	Shinsung E&G Co. Ltd.	21,121	31,227
*	Shinsung Tongsang Co. Ltd.	11,918	24,760
	Shinwon Corp.	11,704	15,094
	Shinyoung Securities Co. Ltd.	804	38,337
*	Showbox Corp.	3,873	12,167
*	Simmtech Co. Ltd.	2,296	56,941
*	SIMMTECH HOLDINGS Co. Ltd.	7,337	20,151
	SIMPAC, Inc.	3,447	14,690
	Sindoh Co. Ltd.	945	25,696
	Sinil Pharm Co. Ltd.	1,180	8,089
*	SK Biopharmaceuticals Co. Ltd.	724	42,732
	SK Chemicals Co. Ltd.	1,501	102,566
	SK D&D Co. Ltd.	2,497	42,944
	SK Discovery Co. Ltd.	2,372	61,454
	SK Gas Ltd.	532	52,825
	SK Hynix, Inc.	55,349	4,004,159
*	SK Innovation Co. Ltd.	6,463	859,030
	SK Networks Co. Ltd.	25,186	83,334
*	SK Rent A Car Co. Ltd.	1,180	6,813
	SK Securities Co. Ltd.	75,436	48,541
	SK Telecom Co. Ltd.	6,900	261,476
	SK, Inc.	4,349	703,489
	SKC Co. Ltd.	1,295	100,953
	SL Corp.	4,049	84,915
	SM Entertainment Co. Ltd.	1,135	81,649
*††	S-MAC Co. Ltd.	3,420	4,005
	SMCore, Inc.	1,819	9,847
	SNT Holdings Co. Ltd.	838	10,991
	SNT Motiv Co. Ltd.	1,690	62,923
*	SNU Precision Co. Ltd.	3,552	8,822
	S-Oil Corp.	4,769	344,027
*	Solborn, Inc.	2,404	11,971
*	Solid, Inc.	11,862	56,707
*	SOLUM Co. Ltd.	5,484	99,987
	Solus Advanced Materials Co. Ltd.	1,291	41,648
	Songwon Industrial Co. Ltd.	4,658	71,915
	Soosan Heavy Industries Co. Ltd.	4,768	11,565
	Soulbrain Co. Ltd.	398	75,996
	Soulbrain Holdings Co. Ltd.	808	16,434
	SPC Samlip Co. Ltd.	416	24,604
	SPG Co. Ltd.	1,223	19,885
*	Spigen Korea Co. Ltd.	410	11,568
	Ssangyong C&E Co. Ltd.	9,581	44,882
	ST Pharm Co. Ltd.	219	14,547
	STIC Investments, Inc.	6,924	34,586
*	Studio Dragon Corp.	1,153	75,742
*	Sugentech, Inc.	3,350	25,138
	Suheung Co. Ltd.	954	26,185
	Sun Kwang Co. Ltd.	142	16,540

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sung Kwang Bend Co. Ltd.	5,171	$55,599
*	Sungchang Enterprise Holdings Ltd.	5,726	10,375
	Sungshin Cement Co. Ltd.	4,045	31,529
	Sungwoo Hitech Co. Ltd.	11,721	48,155
	Sunjin Co. Ltd.	3,521	28,295
*	Suprema, Inc.	928	18,415
*	Synopex, Inc.	9,067	21,316
*	Systems Technology, Inc.	3,300	34,443
	T&L Co. Ltd.	615	19,347
	Tae Kyung Industrial Co. Ltd.	2,222	12,004
	Taekwang Industrial Co. Ltd.	88	53,122
	Taekyung BK Co. Ltd.	4,661	20,971
	Taeyoung Engineering & Construction Co. Ltd.	3,732	12,811
*	Taihan Electric Wire Co. Ltd.	30,261	39,554
*	Taihan Fiberoptics Co. Ltd.	5,487	13,059
*	Taihan Textile Co. Ltd.	291	12,328
	TCC Steel	2,450	22,755
	TechWing, Inc.	9,961	51,201
	Telechips, Inc.	1,750	18,142
	TES Co. Ltd.	2,745	39,701
*	Theragen Etex Co. Ltd.	3,017	11,447
*	Thinkware Systems Corp.	770	8,784
*	TK Corp.	2,440	32,439
	TKG Huchems Co. Ltd.	3,978	63,732
	Tokai Carbon Korea Co. Ltd.	791	67,369
	Tongyang Life Insurance Co. Ltd.	15,134	58,845
	Tongyang, Inc.	20,943	18,848
*	Toptec Co. Ltd.	2,631	19,577
	Tovis Co. Ltd.	2,381	20,609
	Tplex Co. Ltd.	5,328	17,007
	TS Corp.	5,517	12,492
	TSE Co. Ltd.	504	16,727
*	TY Holdings Co. Ltd.	5,448	52,126
	TYM Corp.	17,896	39,337
	UBCare Co. Ltd.	1,821	10,101
	Ubiquoss Holdings, Inc.	774	10,152
	Ubiquoss, Inc.	1,157	15,068
*	Ubivelox, Inc.	872	9,401
	Uju Electronics Co. Ltd.	590	7,103
*	Unick Corp.	2,433	12,611
*	Unid Btplus Co. Ltd.	1,313	7,771
	Unid Co. Ltd.	836	57,910
	Union Semiconductor Equipment & Materials Co. Ltd.	4,859	25,887
	Uniquest Corp.	2,292	18,134
*	Unitekno Co. Ltd.	1,430	4,544
*	UniTest, Inc.	1,170	11,956
	UTI, Inc.	1,059	20,732
	Value Added Technology Co. Ltd.	1,943	56,324
	Viatron Technologies, Inc.	475	3,544
*	Vidente Co. Ltd.	14,607	48,172
	Vieworks Co. Ltd.	1,460	38,317
*	Vina Tech Co. Ltd.	320	10,952
*	Vitzrocell Co. Ltd.	1,779	23,402
*	VT GMP Co. Ltd.	1,560	7,254
	Webcash Corp.	621	8,018
*	Webzen, Inc.	2,663	40,324
	Welcron Co. Ltd.	2,905	7,931
*	Wemade Play Co. Ltd.	1,336	15,502
	Whanin Pharmaceutical Co. Ltd.	1,569	22,330

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wiable Corp.	4,391	$8,952
	Winix, Inc.	843	9,124
*	Wins Co. Ltd.	1,231	13,277
	WiSoL Co. Ltd.	3,466	20,247
*	WONIK CUBE Corp.	6,298	11,769
*	Wonik Holdings Co. Ltd.	7,724	22,494
	WONIK IPS Co. Ltd.	3,462	87,500
	Wonik Materials Co. Ltd.	1,324	31,687
	Wonik QnC Corp.	3,416	71,248
	Woojin, Inc.	2,507	18,500
	Woongjin Thinkbig Co. Ltd.	7,344	15,291
*	Wooree Bio Co. Ltd.	6,049	15,665
	Woori Financial Group, Inc.	51,973	542,120
	Woori Investment Bank Co. Ltd.	94,833	64,531
*	Woori Technology Investment Co. Ltd.	12,449	53,421
*	Woorison F&G Co. Ltd.	5,749	8,456
*	Woosu AMS Co. Ltd.	3,141	6,987
	Worldex Industry & Trading Co. Ltd.	1,485	25,099
*	Wysiwyg Studios Co. Ltd.	1,581	24,645
	Y G-1 Co. Ltd.	5,037	27,945
	YAS Co. Ltd.	886	6,128
*	Y-entec Co. Ltd.	2,199	16,503
*	YG Entertainment, Inc.	766	32,549
*	YG PLUS	3,007	13,153
*	YIK Corp.	4,133	11,109
	YMC Co. Ltd.	1,463	6,882
	Yonwoo Co. Ltd.	716	10,925
	Youlchon Chemical Co. Ltd.	1,117	35,810
	Young Poong Corp.	94	47,732
	Young Poong Precision Corp.	1,259	11,668
	Youngone Corp.	3,262	116,007
	Youngone Holdings Co. Ltd.	1,387	69,103
	Yuanta Securities Korea Co. Ltd.	19,822	44,492
	Yuhan Corp.	1,094	46,588
*	Yungjin Pharmaceutical Co. Ltd.	2,649	7,770
*	Zeus Co. Ltd.	1,299	29,436
	Zinus, Inc.	2,104	65,590
TOTAL SOUTH KOREA			78,727,203
TAIWAN — (22.9%)
	ABC Taiwan Electronics Corp.	17,000	13,848
	Abico Avy Co. Ltd.	18,000	12,180
	Ability Enterprise Co. Ltd.	59,000	41,194
*	Ability Opto-Electronics Technology Co. Ltd.	13,000	31,556
	AcBel Polytech, Inc.	53,000	62,626
	Accton Technology Corp.	37,000	302,374
	Acer, Inc.	410,000	342,288
	ACES Electronic Co. Ltd.	27,882	30,499
*	Acon Holding, Inc.	60,000	23,048
	Acter Group Corp. Ltd.	20,000	73,635
	Action Electronics Co. Ltd.	31,000	13,740
	ADATA Technology Co. Ltd.	44,000	96,917
	Addcn Technology Co. Ltd.	3,549	22,818
	Adlink Technology, Inc.	7,000	13,425
	Advanced Ceramic X Corp.	7,000	47,320
	Advanced Energy Solution Holding Co. Ltd.	1,000	26,497
	Advanced International Multitech Co. Ltd.	21,000	69,654
	Advanced Optoelectronic Technology, Inc.	18,000	10,538
	Advanced Power Electronics Corp.	11,000	42,181

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced Wireless Semiconductor Co.	27,000	$72,189
	Advancetek Enterprise Co. Ltd.	55,000	58,165
	Advantech Co. Ltd.	13,000	148,651
	Aerospace Industrial Development Corp.	79,000	91,408
	AGV Products Corp.	45,000	16,410
	Airtac International Group	4,000	136,797
	Alchip Technologies Ltd.	3,000	85,339
	Alcor Micro Corp.	18,000	19,450
	Alexander Marine Co. Ltd.	5,000	62,841
*	ALI Corp.	44,000	31,815
	All Ring Tech Co. Ltd.	15,000	33,128
	Allied Circuit Co. Ltd.	10,000	40,041
	Allied Supreme Corp.	6,000	69,144
	Allis Electric Co. Ltd.	21,000	24,003
	Alltek Technology Corp.	33,480	43,015
	Alltop Technology Co. Ltd.	8,000	33,544
	Alpha Networks, Inc.	35,000	35,891
	Altek Corp.	54,000	60,908
	Amazing Microelectronic Corp.	14,000	43,329
*	Ambassador Hotel	53,000	57,606
	AMICCOM Electronics Corp.	12,000	11,022
	AMPACS Corp.	14,000	18,512
	Ampire Co. Ltd.	18,000	19,748
	AMPOC Far-East Co. Ltd.	18,000	28,051
	AmTRAN Technology Co. Ltd.	135,450	45,371
	Anji Technology Co. Ltd.	15,000	23,578
	Anpec Electronics Corp.	9,000	41,396
	Apacer Technology, Inc.	26,000	37,754
	APCB, Inc.	19,000	10,512
	Apex Biotechnology Corp.	25,000	20,940
	Apex International Co. Ltd.	25,000	48,738
	Apogee Optocom Co. Ltd.	7,000	15,216
	Arcadyan Technology Corp.	28,000	94,970
	Ardentec Corp.	86,000	152,231
	Argosy Research, Inc.	13,000	39,479
	ASE Technology Holding Co. Ltd.	331,000	1,116,808
	Asia Cement Corp.	200,000	281,759
	Asia Optical Co., Inc.	42,000	89,693
*	Asia Pacific Telecom Co. Ltd.	351,000	72,596
	Asia Polymer Corp.	89,000	86,980
	Asia Tech Image, Inc.	9,000	20,174
	Asia Vital Components Co. Ltd.	54,000	192,476
	ASIX Electronics Corp.	7,000	26,302
	ASMedia Technology, Inc.	2,000	60,255
	ASPEED Technology, Inc.	3,200	226,619
	ASROCK, Inc.	8,000	40,810
	Asustek Computer, Inc.	38,000	346,121
	Aten International Co. Ltd.	19,000	49,336
	Audix Corp.	14,000	24,829
	AUO Corp.	561,200	315,573
	AURAS Technology Co. Ltd.	13,000	67,834
	Aurora Corp.	9,000	23,318
	Avalue Technology, Inc.	11,000	30,015
	Aver Information, Inc.	9,000	13,942
	Avermedia Technologies	22,000	16,961
	Axiomtek Co. Ltd.	9,000	18,172
*	Azurewave Technologies, Inc.	19,000	12,850
	Bafang Yunji International Co. Ltd.	5,000	36,126
	Bank of Kaohsiung Co. Ltd.	99,500	42,766

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Basso Industry Corp.	38,000	$52,835
	BenQ Materials Corp.	35,000	39,714
	BES Engineering Corp.	227,000	63,539
*	Billion Electric Co. Ltd.	19,000	26,306
	Bin Chuan Enterprise Co. Ltd.	17,000	13,010
	Bionet Corp.	11,000	16,142
	Bioteque Corp.	12,000	44,915
	Bright Led Electronics Corp.	19,000	9,929
	Brighton-Best International Taiwan, Inc.	75,000	95,532
	Brillian Network & Automation Integrated System Co. Ltd.	3,000	13,293
	Browave Corp.	12,000	21,713
	C Sun Manufacturing Ltd.	27,600	41,011
*	Calin Technology Co. Ltd.	21,000	27,874
*	Cameo Communications, Inc.	36,000	12,243
	Capital Futures Corp.	12,000	15,408
	Capital Securities Corp.	326,000	126,524
*	Career Technology MFG. Co. Ltd.	80,000	65,676
	Carnival Industrial Corp.	28,000	13,185
	Castles Technology Co. Ltd.	15,261	40,294
	Caswell, Inc.	12,000	37,259
	Catcher Technology Co. Ltd.	56,000	333,012
	Cathay Financial Holding Co. Ltd.	361,358	514,459
	Cathay Real Estate Development Co. Ltd.	117,000	63,838
	Cayman Engley Industrial Co. Ltd.	7,000	14,686
	CCP Contact Probes Co. Ltd.	12,834	19,191
	Celxpert Energy Corp.	11,000	12,415
	Center Laboratories, Inc.	84,779	133,724
	Central Reinsurance Co. Ltd.	57,105	34,479
	Chailease Holding Co. Ltd.	76,750	578,399
	Chain Chon Industrial Co. Ltd.	23,032	14,554
	Champion Building Materials Co. Ltd.	34,200	10,328
	Champion Microelectronic Corp.	10,000	13,975
	Chang Hwa Commercial Bank Ltd.	363,970	213,891
	Chang Wah Electromaterials, Inc.	77,000	82,142
	Chang Wah Technology Co. Ltd.	51,000	53,847
	Channel Well Technology Co. Ltd.	35,000	34,509
	Charoen Pokphand Enterprise	21,800	57,439
	CHC Healthcare Group	16,000	26,188
	CHC Resources Corp.	7,000	10,984
	Chen Full International Co. Ltd.	11,000	14,363
	Chenbro Micom Co. Ltd.	12,000	34,597
	Cheng Loong Corp.	175,000	170,060
	Cheng Mei Materials Technology Corp.	117,000	39,728
	Cheng Shin Rubber Industry Co. Ltd.	270,000	311,565
	Cheng Uei Precision Industry Co. Ltd.	79,000	101,908
	Chia Chang Co. Ltd.	24,000	29,255
	Chia Hsin Cement Corp.	89,000	53,944
	Chicony Electronics Co. Ltd.	59,000	171,104
	Chicony Power Technology Co. Ltd.	34,000	87,554
	Chief Telecom, Inc.	3,000	28,082
	Chieftek Precision Co. Ltd.	12,100	29,771
	China Airlines Ltd.	446,000	290,942
	China Bills Finance Corp.	173,000	87,085
	China Chemical & Pharmaceutical Co. Ltd.	50,000	44,752
	China Development Financial Holding Corp.	1,467,000	648,090
	China Electric Manufacturing Corp.	60,000	27,466
	China General Plastics Corp.	65,000	61,204
*	China Man-Made Fiber Corp.	189,000	54,428
	China Metal Products	59,000	59,079

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Motor Corp.	46,000	$92,861
	China Petrochemical Development Corp.	688,490	232,601
	China Steel Chemical Corp.	24,000	86,308
	China Steel Corp.	703,000	743,940
	China Steel Structure Co. Ltd.	15,000	30,161
	Chinese Maritime Transport Ltd.	18,000	23,675
	Ching Feng Home Fashions Co. Ltd.	20,000	11,711
	Chin-Poon Industrial Co. Ltd.	71,000	71,007
	Chipbond Technology Corp.	133,000	269,442
	ChipMOS Technologies, Inc.	151,000	175,282
	Chlitina Holding Ltd.	8,000	59,628
	Chong Hong Construction Co. Ltd.	42,000	103,717
	Chroma ATE, Inc.	28,000	173,760
	Chun YU Works & Co. Ltd.	15,750	12,861
	Chun Yuan Steel Industry Co. Ltd.	90,000	49,697
	Chung Hsin Electric & Machinery Manufacturing Corp.	71,000	192,697
	Chung Hung Steel Corp.	173,000	168,328
	Chung Hwa Food Industrial Co. Ltd.	3,000	10,309
	Chung Hwa Pulp Corp.	88,000	49,598
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	7,000	14,392
	Chunghwa Precision Test Tech Co. Ltd.	3,000	54,077
	Chunghwa Telecom Co. Ltd., Sponsored ADR	10,382	384,653
	Chunghwa Telecom Co. Ltd.	35,000	130,799
	Cleanaway Co. Ltd.	10,000	60,409
	Clevo Co.	69,000	71,870
	CMC Magnetics Corp.	179,800	46,562
	C-Media Electronics, Inc.	13,000	21,155
	Compal Electronics, Inc.	364,000	274,778
	Compeq Manufacturing Co. Ltd.	157,000	240,249
	Compucase Enterprise	11,000	11,104
	Concord Securities Co. Ltd.	98,000	32,178
	Continental Holdings Corp.	68,000	66,858
	Contrel Technology Co. Ltd.	22,000	12,973
	Coremax Corp.	10,000	32,933
	Coretronic Corp.	64,000	125,976
	Co-Tech Development Corp.	35,000	77,151
*	CSBC Corp. Taiwan	94,000	60,882
	CTBC Financial Holding Co. Ltd.	1,695,000	1,296,039
	CTCI Corp.	99,000	142,737
	CviLux Corp.	10,000	10,922
	CX Technology Co. Ltd.	11,250	9,162
	Cyberlink Corp.	5,000	14,133
	CyberPower Systems, Inc.	12,000	41,574
	CyberTAN Technology, Inc.	40,000	32,604
	Cypress Technology Co. Ltd.	10,000	18,307
	DA CIN Construction Co. Ltd.	71,000	72,267
	Dadi Early-Childhood Education Group Ltd.	3,000	10,538
	Da-Li Development Co. Ltd.	74,000	74,906
	Darfon Electronics Corp.	47,000	61,963
*	Darwin Precisions Corp.	111,000	33,746
	Daxin Materials Corp.	11,000	26,670
	De Licacy Industrial Co. Ltd.	54,000	25,352
*	Delpha Construction Co. Ltd.	78,000	45,909
	Delta Electronics, Inc.	55,000	533,360
	Depo Auto Parts Ind Co. Ltd.	15,000	37,758
	Dimerco Data System Corp.	12,600	30,248
	Dimerco Express Corp.	31,000	76,722
	D-Link Corp.	112,000	57,642
	Draytek Corp.	16,000	13,883

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dynamic Holding Co. Ltd.	55,000	$31,845
	Dynapack International Technology Corp.	27,000	69,117
	E & R Engineering Corp.	20,000	35,228
	E Ink Holdings, Inc.	25,000	145,069
	E.Sun Financial Holding Co. Ltd.	554,967	454,539
	Eastern Media International Corp.	53,700	43,135
	Eclat Textile Co. Ltd.	14,000	233,482
	ECOVE Environment Corp.	5,000	43,197
*	Edimax Technology Co. Ltd.	40,000	21,366
	Edison Opto Corp.	22,084	13,168
	Edom Technology Co. Ltd.	42,000	38,511
	eGalax_eMPIA Technology, Inc.	14,560	27,903
	Egis Technology, Inc.	13,000	28,532
	Elan Microelectronics Corp.	47,000	152,836
*	E-Lead Electronic Co. Ltd.	8,202	20,836
	E-LIFE MALL Corp.	17,000	47,096
	Elite Advanced Laser Corp.	26,000	34,723
	Elite Material Co. Ltd.	28,000	170,064
	Elite Semiconductor Microelectronics Technology, Inc.	44,000	115,425
*	Elitegroup Computer Systems Co. Ltd.	53,000	38,253
	eMemory Technology, Inc.	7,000	383,799
	Emerging Display Technologies Corp.	24,000	16,606
	Ennoconn Corp.	12,272	91,812
	Ennostar, Inc.	115,000	193,067
	Epileds Technologies, Inc.	19,000	9,254
	Episil Technologies, Inc.	20,000	64,952
	Episil-Precision, Inc.	18,086	46,227
	Eris Technology Corp.	3,000	20,919
	Eson Precision Ind Co. Ltd.	19,000	38,731
	Eternal Materials Co. Ltd.	157,950	171,316
	Etron Technology, Inc.	39,895	60,842
	Eurocharm Holdings Co. Ltd.	4,000	22,910
	Eva Airways Corp.	381,000	371,801
*	Everest Textile Co. Ltd.	98,000	23,334
	Evergreen International Storage & Transport Corp.	78,000	70,425
	Evergreen Marine Corp. Taiwan Ltd.	144,400	737,702
	Evergreen Steel Corp.	25,000	44,437
	Everlight Chemical Industrial Corp.	84,000	53,429
	Everlight Electronics Co. Ltd.	78,000	97,818
	Everspring Industry Co. Ltd.	18,900	8,044
	Excel Cell Electronic Co. Ltd.	19,000	15,435
	Excellence Opto, Inc.	19,000	14,940
	Excelliance Mos Corp.	6,000	25,480
	Excelsior Medical Co. Ltd.	16,800	39,815
	Far Eastern Department Stores Ltd.	139,000	100,607
	Far Eastern International Bank	440,648	172,229
	Far Eastern New Century Corp.	297,000	324,602
	Far EasTone Telecommunications Co. Ltd.	108,000	240,249
	Faraday Technology Corp.	28,000	160,163
	Farglory F T Z Investment Holding Co. Ltd.	20,000	36,976
	Farglory Land Development Co. Ltd.	59,000	114,910
*	Federal Corp.	48,000	33,536
	Feedback Technology Corp.	7,000	20,862
	Feng Hsin Steel Co. Ltd.	73,000	168,405
	Feng TAY Enterprise Co. Ltd.	41,000	270,707
	First Financial Holding Co. Ltd.	443,020	386,398
	First Hi-Tec Enterprise Co. Ltd.	18,000	31,701
	First Hotel	30,000	14,215
	First Insurance Co. Ltd.	24,000	12,972

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	First Steamship Co. Ltd.	144,000	$41,737
	FIT Holding Co. Ltd.	41,000	39,757
	Fitipower Integrated Technology, Inc.	24,000	116,457
	Fittech Co. Ltd.	7,000	22,357
	FLEXium Interconnect, Inc.	66,000	221,121
	Flytech Technology Co. Ltd.	23,000	52,720
	FOCI Fiber Optic Communications, Inc.	14,000	10,946
	Forcecon Tech Co. Ltd.	16,000	30,110
	Formosa Advanced Technologies Co. Ltd.	39,000	52,132
	Formosa Chemicals & Fibre Corp.	200,000	482,059
	Formosa International Hotels Corp.	9,000	75,590
	Formosa Laboratories, Inc.	14,000	30,378
	Formosa Oilseed Processing Co. Ltd.	10,000	19,147
	Formosa Petrochemical Corp.	16,000	44,844
	Formosa Plastics Corp.	74,000	220,584
	Formosa Sumco Technology Corp.	8,000	41,913
	Formosa Taffeta Co. Ltd.	156,000	141,170
	Formosan Rubber Group, Inc.	36,000	26,453
	Formosan Union Chemical	61,000	46,828
	Forward Electronics Co. Ltd.	23,143	16,902
	Founding Construction & Development Co. Ltd.	16,000	9,243
	Foxconn Technology Co. Ltd.	84,000	152,347
	Foxsemicon Integrated Technology, Inc.	13,000	83,991
	Franbo Lines Corp.	54,240	33,195
	Froch Enterprise Co. Ltd.	42,000	33,623
	FSP Technology, Inc.	31,000	40,117
	Fu Chun Shin Machinery Manufacture Co. Ltd.	26,520	15,795
	Fubon Financial Holding Co. Ltd.	519,150	1,045,611
	Fulgent Sun International Holding Co. Ltd.	29,000	128,710
	Fulltech Fiber Glass Corp.	65,919	27,466
	Fusheng Precision Co. Ltd.	18,000	133,315
	Fwusow Industry Co. Ltd.	50,000	32,877
	G Shank Enterprise Co. Ltd.	22,000	35,585
	Gallant Precision Machining Co. Ltd.	13,000	12,625
	Gamania Digital Entertainment Co. Ltd.	23,000	61,846
*	GCS Holdings, Inc.	9,000	11,790
	GEM Services, Inc.	16,000	37,562
	Gemtek Technology Corp.	77,000	71,228
	General Interface Solution Holding Ltd.	53,000	150,927
	Generalplus Technology, Inc.	7,000	11,544
	GeneReach Biotechnology Corp.	6,600	13,632
	Genesys Logic, Inc.	11,000	38,611
	Genius Electronic Optical Co. Ltd.	16,000	197,211
	GeoVision, Inc.	14,000	18,223
	Getac Holdings Corp.	86,000	130,776
	GFC Ltd.	7,000	16,324
	Giant Manufacturing Co. Ltd.	31,015	212,942
*	Giantplus Technology Co. Ltd.	83,000	41,429
	Gigabyte Technology Co. Ltd.	47,000	182,531
*	Gigasolar Materials Corp.	3,474	12,451
*	Gigastorage Corp.	51,000	33,499
	Global Brands Manufacture Ltd.	55,000	53,017
	Global Lighting Technologies, Inc.	18,000	34,051
	Global Mixed Mode Technology, Inc.	17,000	92,272
	Global PMX Co. Ltd.	7,000	35,828
	Global Unichip Corp.	9,000	237,541
	Globaltek Fabrication Co. Ltd.	12,000	20,960
	Globalwafers Co. Ltd.	24,000	421,081
*	Globe Union Industrial Corp.	23,000	10,127

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gloria Material Technology Corp.	68,000	$86,272
	GMI Technology, Inc.	20,452	12,211
	Gold Circuit Electronics Ltd.	56,800	166,524
	Goldsun Building Materials Co. Ltd.	193,000	165,757
	Good Will Instrument Co. Ltd.	15,000	14,069
	Gordon Auto Body Parts	26,000	21,605
	Gourmet Master Co. Ltd.	15,000	75,556
	Grand Fortune Securities Co. Ltd.	32,400	11,184
	Grand Pacific Petrochemical	168,000	112,716
	Grand Process Technology Corp.	5,000	39,664
	GrandTech CG Systems, Inc.	7,437	13,952
	Grape King Bio Ltd.	23,000	132,517
	Great China Metal Industry	13,000	10,577
	Great Taipei Gas Co. Ltd.	46,000	47,595
	Great Tree Pharmacy Co. Ltd.	7,542	77,707
	Great Wall Enterprise Co. Ltd.	106,100	163,962
	Greatek Electronics, Inc.	71,000	120,671
	Group Up Industrial Co. Ltd.	9,000	29,228
	GTM Holdings Corp.	11,000	9,451
	Gudeng Precision Industrial Co. Ltd.	5,000	46,615
	Hannstar Board Corp.	62,000	67,955
	HannStar Display Corp.	393,000	159,458
	HannsTouch Solution, Inc.	104,000	32,632
	Harmony Electronics Corp.	9,000	9,605
	Harvatek Corp.	22,000	13,645
	Heran Co. Ltd.	4,000	14,495
	Hey Song Corp.	61,000	67,384
	Hi-Clearance, Inc.	7,000	33,528
	Highlight Tech Corp.	19,000	32,449
	Highwealth Construction Corp.	63,311	86,849
	Hiroca Holdings Ltd.	9,000	13,426
	Hitron Technology, Inc.	19,000	16,550
	Hiwin Mikrosystem Corp.	7,000	17,758
	Hiwin Technologies Corp.	24,701	184,687
	Hiyes International Co. Ltd.	16,000	36,568
	Ho Tung Chemical Corp.	220,000	63,733
	Hocheng Corp.	22,960	13,874
	Hold-Key Electric Wire & Cable Co. Ltd.	28,000	14,572
	Holiday Entertainment Co. Ltd.	5,950	12,482
	Holtek Semiconductor, Inc.	35,000	85,334
	Holy Stone Enterprise Co. Ltd.	31,000	94,560
	Hon Hai Precision Industry Co. Ltd.	467,000	1,557,320
*	Hong Pu Real Estate Development Co. Ltd.	42,000	31,525
	Hong TAI Electric Industrial	52,000	34,996
	Hong YI Fiber Industry Co.	13,000	7,699
	Horizon Securities Co. Ltd.	57,240	17,237
	Hotai Finance Co. Ltd.	18,000	63,525
	Hotai Motor Co. Ltd.	5,000	109,776
*	Hotron Precision Electronic Industrial Co. Ltd.	17,000	20,190
	Hsin Kuang Steel Co. Ltd.	42,000	68,153
	Hsin Yung Chien Co. Ltd.	6,000	19,331
	Hsing TA Cement Co.	21,000	11,599
*	HTC Corp.	43,000	88,013
	Hu Lane Associate, Inc.	16,000	82,916
	HUA ENG Wire & Cable Co. Ltd.	57,000	30,472
	Hua Jung Components Co. Ltd.	30,000	10,074
	Hua Nan Financial Holdings Co. Ltd.	411,384	312,989
	Hua Yu Lien Development Co. Ltd.	7,000	12,828
	Huaku Development Co. Ltd.	54,000	160,292

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Huang Hsiang Construction Corp.	34,000	$47,230
	Huikwang Corp.	14,000	17,117
	Hung Ching Development & Construction Co. Ltd.	21,000	14,835
	Hung Sheng Construction Ltd.	58,000	45,055
	Hwa Fong Rubber Industrial Co. Ltd.	18,000	8,833
	Ibase Technology, Inc.	24,000	59,499
	IBF Financial Holdings Co. Ltd.	482,032	202,746
	Ichia Technologies, Inc.	69,000	41,568
	I-Chiun Precision Industry Co. Ltd.	31,000	24,051
	IEI Integration Corp.	28,000	69,475
	Infortrend Technology, Inc.	28,000	16,504
	Info-Tek Corp.	21,000	39,535
	Innodisk Corp.	12,354	78,134
	Innolux Corp.	777,550	318,120
	Inpaq Technology Co. Ltd.	24,000	42,015
	Insyde Software Corp.	5,000	15,472
	Intai Technology Corp.	7,000	26,767
*	Integrated Service Technology, Inc.	11,000	31,518
	International CSRC Investment Holdings Co.	129,000	85,390
	International Games System Co. Ltd.	12,000	198,527
	Inventec Corp.	180,000	151,739
	Iron Force Industrial Co. Ltd.	7,000	17,851
	I-Sheng Electric Wire & Cable Co. Ltd.	19,000	27,261
	ITE Technology, Inc.	21,000	55,621
	ITEQ Corp.	40,000	108,797
	Jarllytec Co. Ltd.	9,000	18,887
	Jentech Precision Industrial Co. Ltd.	3,299	41,573
	Jess-Link Products Co. Ltd.	18,000	25,367
	Jia Wei Lifestyle, Inc.	8,000	13,763
	Jih Lin Technology Co. Ltd.	9,000	20,413
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	14,962
	JMC Electronics Co. Ltd.	8,000	8,481
	Jourdeness Group Ltd.	6,000	15,225
	K Laser Technology, Inc.	20,000	12,704
	Kaimei Electronic Corp.	14,400	29,360
	Kaori Heat Treatment Co. Ltd.	4,000	28,525
	Kedge Construction Co. Ltd.	12,100	21,821
	Keding Enterprises Co. Ltd.	6,000	26,229
	KEE TAI Properties Co. Ltd.	93,000	39,572
	Kenda Rubber Industrial Co. Ltd.	96,000	99,250
	Kenmec Mechanical Engineering Co. Ltd.	21,000	18,756
	Kerry TJ Logistics Co. Ltd.	56,000	72,908
*	Key Ware Electronics Co. Ltd.	30,000	10,599
	Keystone Microtech Corp.	3,000	19,772
	KHGEARS International Ltd.	5,000	11,948
	Kindom Development Co. Ltd.	77,000	74,605
	King Slide Works Co. Ltd.	11,000	148,728
	King Yuan Electronics Co. Ltd.	290,000	372,072
	King's Town Bank Co. Ltd.	155,000	179,210
*	King's Town Construction Co. Ltd.	9,000	9,904
	Kinik Co.	10,000	40,072
	Kinko Optical Co. Ltd.	17,000	14,400
	Kinpo Electronics	221,000	100,144
	Kinsus Interconnect Technology Corp.	56,000	212,708
	KMC Kuei Meng International, Inc.	14,000	70,379
	KNH Enterprise Co. Ltd.	40,000	23,104
	Ko Ja Cayman Co. Ltd.	6,000	9,277
	KS Terminals, Inc.	26,000	62,131
	Kung Long Batteries Industrial Co. Ltd.	10,000	46,376

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Kung Sing Engineering Corp.	50,000	$11,160
	Kuo Toong International Co. Ltd.	41,000	31,530
*	Kuo Yang Construction Co. Ltd.	46,000	28,230
	Kwong Lung Enterprise Co. Ltd.	15,000	25,932
	L&K Engineering Co. Ltd.	23,000	32,710
	La Kaffa International Co. Ltd.	5,000	23,099
	LAN FA Textile	32,000	8,926
	Land Mark Optoelectronics Corp.	12,000	51,339
	Lanner Electronics, Inc.	17,000	52,390
	Largan Precision Co. Ltd.	7,000	499,529
	Laser Tek Taiwan Co. Ltd.	13,300	11,726
	Laster Tech Corp. Ltd.	21,000	27,162
*	Leader Electronics, Inc.	25,000	8,239
	Leadtrend Technology Corp.	4,280	8,516
	Lealea Enterprise Co. Ltd.	134,000	46,646
	LEE CHI Enterprises Co. Ltd.	39,000	26,876
	Lelon Electronics Corp.	21,000	40,678
*	Li Cheng Enterprise Co. Ltd.	15,000	14,000
*	Li Peng Enterprise Co. Ltd.	98,000	25,675
	Lian HWA Food Corp.	17,210	45,926
	Lien Hwa Industrial Holdings Corp.	50,400	87,441
	Lingsen Precision Industries Ltd.	86,000	40,315
	Lite-On Technology Corp.	185,000	411,088
	Liton Technology Corp.	8,000	9,576
*	Long Bon International Co. Ltd.	23,000	12,873
	Long Da Construction & Development Corp.	26,000	19,451
	Longchen Paper & Packaging Co. Ltd.	148,515	93,114
	Longwell Co.	16,000	30,338
	Lotes Co. Ltd.	8,000	203,368
	Lotus Pharmaceutical Co. Ltd.	11,000	87,846
	Lumax International Corp. Ltd.	21,600	51,304
	Lung Yen Life Service Corp.	31,000	39,445
	M31 Technology Corp.	2,000	35,733
	Macauto Industrial Co. Ltd.	8,000	18,254
	Machvision, Inc.	7,000	34,721
	Macroblock, Inc.	4,000	14,839
	Macronix International Co. Ltd.	268,000	322,113
	Makalot Industrial Co. Ltd.	14,000	102,209
	Marketech International Corp.	16,000	67,342
	Materials Analysis Technology, Inc.	7,000	41,742
	Mayer Steel Pipe Corp.	14,000	11,136
	Mechema Chemicals International Corp.	9,000	31,992
	Medeon Biodesign, Inc.	10,800	20,645
	MediaTek, Inc.	116,000	2,802,671
*	Medigen Biotechnology Corp.	11,000	11,880
	Mega Financial Holding Co. Ltd.	481,050	513,671
	Meiloon Industrial Co.	16,800	11,572
	Mercuries & Associates Holding Ltd.	67,670	34,671
*	Mercuries Life Insurance Co. Ltd.	427,068	78,840
	Merida Industry Co. Ltd.	15,000	91,273
	Merry Electronics Co. Ltd.	41,000	111,587
	METAAGE Corp.	8,000	9,021
	Micro-Star International Co. Ltd.	73,000	320,638
	Mildef Crete, Inc.	7,000	10,430
	MIN AIK Technology Co. Ltd.	17,000	9,515
	Mirle Automation Corp.	35,000	45,386
	Mitac Holdings Corp.	159,000	163,680
	momo.com, Inc.	7,000	186,281
	MOSA Industrial Corp.	24,000	19,336

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mosel Vitelic, Inc.	18,000	$24,397
	MPI Corp.	17,000	70,850
	MSSCORPS Co. Ltd.	7,000	28,939
	Nak Sealing Technologies Corp.	11,000	39,948
	Namchow Holdings Co. Ltd.	41,000	62,461
	Nan Liu Enterprise Co. Ltd.	4,000	9,604
	Nan Pao Resins Chemical Co. Ltd.	10,000	44,617
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	14,682
	Nan Ya Plastics Corp.	205,000	515,909
	Nan Ya Printed Circuit Board Corp.	34,000	279,194
	Nantex Industry Co. Ltd.	57,000	75,584
	Nanya Technology Corp.	182,000	353,521
	National Petroleum Co. Ltd.	13,000	23,624
	Netronix, Inc.	9,000	22,772
	New Best Wire Industrial Co. Ltd.	8,000	9,568
*	Newmax Technology Co. Ltd.	11,000	10,614
	Nexcom International Co. Ltd.	25,000	27,155
	Nichidenbo Corp.	37,000	66,782
	Nien Hsing Textile Co. Ltd.	18,000	12,782
	Nien Made Enterprise Co. Ltd.	18,000	187,611
	Niko Semiconductor Co. Ltd.	6,000	11,313
	Nishoku Technology, Inc.	5,000	15,864
	Nova Technology Corp.	6,000	17,859
	Novatek Microelectronics Corp.	60,000	714,472
	Nuvoton Technology Corp.	37,000	161,725
	O-Bank Co. Ltd.	207,000	64,040
	Ocean Plastics Co. Ltd.	45,000	50,937
*	Oneness Biotech Co. Ltd.	8,000	72,097
*	Optimax Technology Corp.	21,946	13,160
	Orient Semiconductor Electronics Ltd.	65,000	40,581
	Oriental Union Chemical Corp.	99,000	62,666
	O-TA Precision Industry Co. Ltd.	10,000	39,319
	Pacific Construction Co.	43,000	13,372
	Pacific Hospital Supply Co. Ltd.	16,000	38,822
	Paiho Shih Holdings Corp.	25,000	22,319
	Pan German Universal Motors Ltd.	4,000	28,967
	Pan Jit International, Inc.	59,000	131,726
	Pan-International Industrial Corp.	83,000	107,404
	Panion & BF Biotech, Inc.	5,000	28,327
	Parade Technologies Ltd.	6,000	185,542
	Parpro Corp.	14,000	13,220
	PChome Online, Inc.	21,000	45,741
	PCL Technologies, Inc.	12,281	46,749
	P-Duke Technology Co. Ltd.	10,000	29,688
	Pegatron Corp.	280,000	603,581
	Pegavision Corp.	4,000	60,810
*	PharmaEssentia Corp.	3,219	52,671
	Phison Electronics Corp.	14,000	174,282
	Phoenix Silicon International Corp.	13,780	27,387
*	Phytohealth Corp.	20,000	12,798
	Pixart Imaging, Inc.	21,000	70,102
	Planet Technology Corp.	8,000	23,718
*	Polaris Group	6,000	20,501
	Polytronics Technology Corp.	14,000	29,227
	Posiflex Technology, Inc.	6,000	23,471
	Pou Chen Corp.	198,000	227,173
	Power Wind Health Industry, Inc.	5,000	21,319
	Powerchip Semiconductor Manufacturing Corp.	462,000	532,882
	Powertech Technology, Inc.	111,000	310,254

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Poya International Co. Ltd.	6,100	$105,950
	President Chain Store Corp.	42,000	378,319
	President Securities Corp.	171,000	93,996
	Primax Electronics Ltd.	74,000	142,452
	Prince Housing & Development Corp.	202,000	75,155
	Pro Hawk Corp.	2,000	11,004
	Promate Electronic Co. Ltd.	42,000	54,115
	Prosperity Dielectrics Co. Ltd.	23,000	27,973
	Qisda Corp.	127,000	120,261
	QST International Corp.	12,000	23,461
	Qualipoly Chemical Corp.	7,000	7,977
	Quang Viet Enterprise Co. Ltd.	5,000	20,661
	Quanta Computer, Inc.	168,000	419,578
	Quanta Storage, Inc.	35,000	52,248
	Quintain Steel Co. Ltd.	34,980	17,755
	Radiant Opto-Electronics Corp.	81,000	277,668
	Radium Life Tech Co. Ltd.	163,000	49,374
	Raydium Semiconductor Corp.	11,000	131,345
*	RDC Semiconductor Co. Ltd.	6,000	37,454
	Realtek Semiconductor Corp.	45,000	483,250
	Rechi Precision Co. Ltd.	65,000	36,721
	Rexon Industrial Corp. Ltd.	30,000	30,682
	Rich Development Co. Ltd.	109,000	31,058
*	Ritek Corp.	177,000	48,163
	Rodex Fasteners Corp.	12,000	23,195
*††	Roo Hsing Co. Ltd.	63,000	4,595
	Ruentex Development Co. Ltd.	85,000	127,296
	Ruentex Engineering & Construction Co.	11,000	45,961
	Ruentex Industries Ltd.	99,619	223,207
	Run Long Construction Co. Ltd.	8,800	21,022
	Sakura Development Co. Ltd.	42,000	46,739
	Sampo Corp.	83,000	73,871
	San Fang Chemical Industry Co. Ltd.	40,000	27,963
	San Fu Chemical Co. Ltd.	6,000	25,945
	San Shing Fastech Corp.	16,000	27,658
	Sanyang Motor Co. Ltd.	83,000	97,163
*	Savior Lifetec Corp.	42,000	30,470
	ScinoPharm Taiwan Ltd.	36,000	31,878
	SDI Corp.	18,000	68,784
	Sea Sonic Electronics Co. Ltd.	6,000	10,598
	Senao International Co. Ltd.	18,000	19,131
	Senao Networks, Inc.	5,000	36,876
	Sensortek Technology Corp.	5,000	46,174
	Sercomm Corp.	45,000	121,225
	Sesoda Corp.	38,000	54,102
	Shanghai Commercial & Savings Bank Ltd.	225,881	351,051
	Shan-Loong Transportation Co. Ltd.	9,000	9,079
	Sharehope Medicine Co. Ltd.	20,999	23,589
	Sheng Yu Steel Co. Ltd.	37,000	31,902
	ShenMao Technology, Inc.	16,000	24,936
	Shih Her Technologies, Inc.	7,000	13,599
	Shih Wei Navigation Co. Ltd.	79,165	66,410
	Shihlin Electric & Engineering Corp.	56,000	121,897
	Shin Kong Financial Holding Co. Ltd.	1,160,000	348,364
	Shin Ruenn Development Co. Ltd.	17,260	19,999
	Shin Zu Shing Co. Ltd.	26,000	71,625
*	Shining Building Business Co. Ltd.	50,000	15,368
	Shinkong Insurance Co. Ltd.	40,000	67,179
	Shinkong Synthetic Fibers Corp.	233,000	139,838

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shinkong Textile Co. Ltd.	36,000	$48,458
	Shiny Chemical Industrial Co. Ltd.	15,500	66,778
	ShunSin Technology Holding Ltd.	4,000	11,283
*	Shuttle, Inc.	88,000	35,598
	Sigurd Microelectronics Corp.	108,000	184,106
	Silergy Corp.	8,000	162,796
	Silicon Integrated Systems Corp.	97,900	56,921
	Silicon Optronics, Inc.	13,000	35,539
	Simplo Technology Co. Ltd.	15,000	148,604
	Sinbon Electronics Co. Ltd.	11,000	105,685
	Sincere Navigation Corp.	59,000	40,062
	Singatron Enterprise Co. Ltd.	16,000	10,735
	Sinher Technology, Inc.	9,000	11,073
	Sinmag Equipment Corp.	12,000	37,295
	Sino-American Silicon Products, Inc.	46,000	251,189
	Sinon Corp.	67,000	87,244
	SinoPac Financial Holdings Co. Ltd.	604,540	349,257
	Sinopower Semiconductor, Inc.	4,000	13,836
	Sinphar Pharmaceutical Co. Ltd.	32,000	33,121
	Sinyi Realty, Inc.	42,000	38,894
	Sitronix Technology Corp.	23,000	163,643
	Siward Crystal Technology Co. Ltd.	34,000	39,953
	Soft-World International Corp.	10,000	26,804
	Solar Applied Materials Technology Corp.	76,000	88,408
	Solomon Technology Corp.	21,000	18,911
	Solteam, Inc.	7,000	10,547
	Sonix Technology Co. Ltd.	34,000	59,089
	Southeast Cement Co. Ltd.	21,000	12,629
	Speed Tech Corp.	20,000	35,187
	Spirox Corp.	11,000	9,032
	Sporton International, Inc.	10,000	73,417
	Sports Gear Co. Ltd.	37,000	90,090
	St Shine Optical Co. Ltd.	10,000	84,697
	Standard Chemical & Pharmaceutical Co. Ltd.	12,000	22,311
	Standard Foods Corp.	77,000	106,509
	Stark Technology, Inc.	15,000	42,556
*	Sun Yad Construction Co. Ltd.	22,139	8,935
	Sunjuice Holdings Co. Ltd.	1,000	9,462
	SunMax Biotechnology Co. Ltd.	8,000	35,441
	Sunny Friend Environmental Technology Co. Ltd.	9,000	50,611
	Sunonwealth Electric Machine Industry Co. Ltd.	27,000	38,442
	Sunplus Innovation Technology, Inc.	4,000	9,784
	Sunplus Technology Co. Ltd.	93,000	74,424
	Sunrex Technology Corp.	30,000	38,689
	Sunspring Metal Corp.	17,000	13,517
	Superior Plating Technology Co. Ltd.	7,000	11,956
	Supreme Electronics Co. Ltd.	87,000	108,614
	Swancor Holding Co. Ltd.	14,000	51,365
	Symtek Automation Asia Co. Ltd.	11,000	34,016
	Syncmold Enterprise Corp.	20,000	39,871
	Synnex Technology International Corp.	112,000	226,351
*	Sysgration	15,000	21,083
	Systex Corp.	29,000	71,876
	T3EX Global Holdings Corp.	29,000	64,162
	TA Chen Stainless Pipe	213,430	320,624
	Ta Liang Technology Co. Ltd.	5,000	7,122
	Ta Ya Electric Wire & Cable	114,940	88,632
	Tah Hsin Industrial Corp.	5,720	13,606
	TA-I Technology Co. Ltd.	21,000	31,226

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Tai Tung Communication Co. Ltd.	12,000	$5,730
	Taichung Commercial Bank Co. Ltd.	318,663	139,430
	TaiDoc Technology Corp.	9,000	53,985
	Taiflex Scientific Co. Ltd.	39,000	54,560
	Taimide Tech, Inc.	15,000	16,610
	Tainan Spinning Co. Ltd.	222,000	127,125
	Tai-Saw Technology Co. Ltd.	16,000	14,428
	Taishin Financial Holding Co. Ltd.	947,235	514,889
	TaiSol Electronics Co. Ltd.	13,000	14,416
	Taita Chemical Co. Ltd.	34,000	25,716
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	42,112
	Taiwan Business Bank	530,948	236,853
	Taiwan Cement Corp.	344,076	416,767
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	15,199
	Taiwan Cogeneration Corp.	64,000	73,621
	Taiwan Cooperative Financial Holding Co. Ltd.	415,150	366,855
	Taiwan FamilyMart Co. Ltd.	7,000	46,998
	Taiwan Fertilizer Co. Ltd.	71,000	132,374
	Taiwan Fire & Marine Insurance Co. Ltd.	41,000	28,236
	Taiwan FU Hsing Industrial Co. Ltd.	33,000	46,569
	Taiwan Glass Industry Corp.	117,000	91,486
	Taiwan High Speed Rail Corp.	153,000	149,061
	Taiwan Hon Chuan Enterprise Co. Ltd.	51,000	152,528
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	25,000	35,206
	Taiwan IC Packaging Corp.	23,000	8,831
	Taiwan Line Tek Electronic	14,000	13,580
	Taiwan Mask Corp.	22,000	67,968
	Taiwan Mobile Co. Ltd.	86,000	271,347
	Taiwan Navigation Co. Ltd.	48,000	42,546
	Taiwan Paiho Ltd.	55,000	109,362
	Taiwan PCB Techvest Co. Ltd.	72,000	88,915
	Taiwan Pelican Express Co. Ltd.	7,000	11,607
	Taiwan Sakura Corp.	35,000	73,623
	Taiwan Sanyo Electric Co. Ltd.	19,000	22,902
	Taiwan Secom Co. Ltd.	36,000	120,736
	Taiwan Semiconductor Co. Ltd.	43,000	127,605
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,583,000	27,934,855
	Taiwan Shin Kong Security Co. Ltd.	53,000	70,484
	Taiwan Styrene Monomer	97,000	45,209
	Taiwan Surface Mounting Technology Corp.	62,000	188,886
	Taiwan Taxi Co. Ltd.	6,000	18,095
*	Taiwan TEA Corp.	103,000	73,966
	Taiwan Union Technology Corp.	54,000	111,609
	Taiwan-Asia Semiconductor Corp.	49,000	62,554
	Taiyen Biotech Co. Ltd.	14,000	15,172
*	Tang Eng Iron Works Co. Ltd.	20,000	21,296
*	Tatung Co. Ltd.	126,000	143,992
	TBI Motion Technology Co. Ltd.	13,000	16,937
	TCI Co. Ltd.	15,000	94,537
	Team Group, Inc.	12,600	13,763
	Teco Electric & Machinery Co. Ltd.	148,000	142,010
	Tehmag Foods Corp.	5,000	44,404
	Test Research, Inc.	25,000	53,213
	Test Rite International Co. Ltd.	31,000	20,527
*	Tex-Ray Industrial Co. Ltd.	32,000	12,381
	Thermaltake Technology Co. Ltd.	12,000	10,877
	Thinking Electronic Industrial Co. Ltd.	11,000	55,167
	Thye Ming Industrial Co. Ltd.	24,000	30,584
	Ton Yi Industrial Corp.	181,000	107,240

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tong Hsing Electronic Industries Ltd.	29,900	$229,476
	Tong Ming Enterprise Co. Ltd.	9,000	13,094
	Tong Yang Industry Co. Ltd.	71,000	107,170
	Tong-Tai Machine & Tool Co. Ltd.	19,000	9,001
	Top Bright Holding Co. Ltd.	4,000	13,902
	Top Union Electronics Corp.	13,228	11,078
	Topco Scientific Co. Ltd.	27,000	152,742
	Topco Technologies Corp.	5,000	12,360
	Topkey Corp.	13,000	77,407
	Topoint Technology Co. Ltd.	35,000	34,452
	TPK Holding Co. Ltd.	74,000	75,797
	Trade-Van Information Services Co.	6,000	12,260
	Transcend Information, Inc.	37,000	84,014
	Transcom, Inc.	5,000	23,593
	Tripod Technology Corp.	85,000	281,203
*	TrueLight Corp.	12,000	8,819
	Trusval Technology Co. Ltd.	5,000	10,420
	Tsann Kuen Enterprise Co. Ltd.	8,419	12,656
	TSC Auto ID Technology Co. Ltd.	5,000	33,132
	TSRC Corp.	119,000	112,254
	Ttet Union Corp.	7,000	33,608
	TTFB Co. Ltd.	3,945	28,836
	TTY Biopharm Co. Ltd.	24,000	62,181
	Tul Corp.	9,000	24,566
	Tung Ho Steel Enterprise Corp.	108,000	208,725
	Tung Thih Electronic Co. Ltd.	7,000	34,887
	Turvo International Co. Ltd.	11,000	36,987
	TXC Corp.	52,000	151,797
	TYC Brother Industrial Co. Ltd.	42,000	39,378
*	Tycoons Group Enterprise	77,000	22,114
	Tyntek Corp.	44,000	25,380
	UDE Corp.	11,000	12,333
	Ultra Chip, Inc.	9,000	29,212
	U-Ming Marine Transport Corp.	85,000	143,974
	Unic Technology Corp.	21,000	10,060
	Unimicron Technology Corp.	150,000	690,599
	Union Bank Of Taiwan	224,674	121,225
	Uni-President Enterprises Corp.	226,000	507,729
	Unitech Computer Co. Ltd.	13,000	13,714
*	Unitech Printed Circuit Board Corp.	141,841	86,828
	United Integrated Services Co. Ltd.	28,000	193,305
	United Microelectronics Corp., Sponsored ADR	33,330	270,973
	United Microelectronics Corp.	755,000	1,235,515
*	United Orthopedic Corp.	12,000	18,150
	Univacco Technology, Inc.	17,000	14,693
	Universal Cement Corp.	88,000	69,286
	Universal Vision Biotechnology Co. Ltd.	6,300	68,733
	Universal, Inc.	12,000	10,028
	Unizyx Holding Corp.	34,895	43,035
	UPC Technology Corp.	135,000	66,856
	Userjoy Technology Co. Ltd.	6,000	14,881
	USI Corp.	157,000	124,829
	U-Tech Media Corp.	25,000	14,415
	Utechzone Co. Ltd.	7,000	20,683
	UVAT Technology Co. Ltd.	9,000	18,613
	Value Valves Co. Ltd.	4,000	10,927
	Vanguard International Semiconductor Corp.	136,000	457,129
	Ventec International Group Co. Ltd.	13,000	34,953
	VIA Labs, Inc.	4,000	27,949

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Viking Tech Corp.	11,000	$18,556
	VisEra Technologies Co. Ltd.	10,000	79,017
	Visual Photonics Epitaxy Co. Ltd.	8,000	23,843
	Voltronic Power Technology Corp.	7,000	354,230
	Wafer Works Corp.	107,000	161,316
	Waffer Technology Corp.	25,907	33,296
	Wah Lee Industrial Corp.	38,000	108,500
	Walsin Lihwa Corp.	232,443	423,106
	Walsin Technology Corp.	61,000	184,188
	Walton Advanced Engineering, Inc.	69,000	27,876
	Wan Hai Lines Ltd.	101,400	258,417
	WEI Chih Steel Industrial Co. Ltd.	14,000	14,556
	Wei Chuan Foods Corp.	67,000	42,812
	Weikeng Industrial Co. Ltd.	78,000	71,267
	Well Shin Technology Co. Ltd.	13,000	21,586
	Weltrend Semiconductor	37,000	59,443
	Wholetech System Hitech Ltd.	11,000	16,792
	Win Semiconductors Corp.	34,000	219,226
	Winbond Electronics Corp.	437,000	316,589
	Winmate, Inc.	6,000	16,841
	Winstek Semiconductor Co. Ltd.	14,000	23,075
	WinWay Technology Co. Ltd.	5,000	76,407
	Wisdom Marine Lines Co. Ltd.	89,000	181,168
	Wistron Corp.	396,000	416,585
	Wistron Information Technology & Services Corp.	6,000	18,149
	Wistron NeWeb Corp.	50,000	136,650
	Wiwynn Corp.	9,000	226,059
	Wonderful Hi-Tech Co. Ltd.	36,000	36,628
*	Wowprime Corp.	13,000	78,156
	WPG Holdings Ltd.	185,000	294,918
	WT Microelectronics Co. Ltd.	60,000	131,232
	WUS Printed Circuit Co. Ltd.	33,000	30,817
	XinTec, Inc.	29,000	104,331
	Xxentria Technology Materials Corp.	29,000	59,448
	Yageo Corp.	20,836	378,193
	Yang Ming Marine Transport Corp.	246,000	516,688
	Yankey Engineering Co. Ltd.	3,000	21,628
	YC INOX Co. Ltd.	75,000	76,476
	Yea Shin International Development Co. Ltd.	31,573	22,994
	Yem Chio Co. Ltd.	102,000	49,742
	Yen Sun Technology Corp.	14,000	12,980
	Yeong Guan Energy Technology Group Co. Ltd.	10,000	21,059
	YFC-Boneagle Electric Co. Ltd.	23,000	20,883
	YFY, Inc.	207,000	178,515
	Yi Jinn Industrial Co. Ltd.	31,000	19,570
	Yieh Phui Enterprise Co. Ltd.	169,600	97,285
	YONGGU Group, Inc.	5,000	7,539
	Yonyu Plastics Co. Ltd.	12,000	13,346
	Young Fast Optoelectronics Co. Ltd.	15,000	14,045
	Youngtek Electronics Corp.	32,000	64,739
	Yuanta Financial Holding Co. Ltd.	564,840	424,735
	Yuanta Futures Co. Ltd.	7,000	11,496
	Yuen Chang Stainless Steel Co. Ltd.	18,000	12,919
	Yuen Foong Yu Consumer Products Co. Ltd.	46,000	56,963
	Yulon Finance Corp.	32,553	181,627
	Yulon Motor Co. Ltd.	68,000	188,496
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,238
	Yungshin Construction & Development Co. Ltd.	18,000	31,650
	YungShin Global Holding Corp.	37,000	52,621

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yusin Holding Corp.	4,000	$12,931
	Zeng Hsing Industrial Co. Ltd.	9,669	38,561
	Zenitron Corp.	35,000	35,183
	Zero One Technology Co. Ltd.	35,579	49,715
	Zhen Ding Technology Holding Ltd.	94,000	347,108
	Zhen Yu Hardware Co. Ltd.	4,000	12,304
*	Zhong Yang Technology Co. Ltd.	10,000	13,282
	Zig Sheng Industrial Co. Ltd.	75,000	26,881
*	Zinwell Corp.	57,000	33,499
	Zippy Technology Corp.	20,000	26,835
	ZongTai Real Estate Development Co. Ltd.	41,334	43,482
TOTAL TAIWAN			108,551,004
THAILAND — (3.6%)
	AAPICO Hitech PCL	46,400	46,386
	Absolute Clean Energy PCL	547,400	42,784
	Advanced Info Service PCL	57,800	342,317
	Advanced Information Technology PCL, Class F	185,950	38,024
	AEON Thana Sinsap Thailand PCL	17,500	105,763
*	AgriPure Holdings PLC	138,600	13,940
	AI Energy PCL	53,500	4,506
*	Airports of Thailand PCL	137,100	308,382
	AJ Plast PCL	20,500	8,011
	Allianz Ayudhya Capital PCL	9,200	11,636
	Amata Corp. PCL	141,700	85,853
*	Ananda Development PCL	480,300	20,661
	AP Thailand PCL	471,100	169,830
	Asia Green Energy PCL	100,900	11,065
	Asia Plus Group Holdings PCL	335,500	31,304
	Asia Sermkij Leasing PCL, NVDR	30,000	29,764
	Asian Insulators PCL	64,800	13,054
	Asian Sea Corp. PCL, Class F	44,200	18,076
	Asiasoft Corp. PCL	23,900	11,584
	Asset World Corp. PCL	277,700	50,055
	Assetwise PCL	38,500	9,389
	B Grimm Power PCL	59,100	72,062
	Bangchak Corp. PCL	210,900	233,197
*	Bangkok Airways PCL	167,000	73,862
	Bangkok Bank PCL	61,700	296,257
	Bangkok Chain Hospital PCL	243,700	160,941
	Bangkok Commercial Asset Management PCL	132,200	63,677
	Bangkok Dusit Medical Services PCL, Class F	463,000	417,275
	Bangkok Expressway & Metro PCL	387,100	113,749
	Bangkok Insurance PCL	16,500	147,955
	Bangkok Land PCL	2,949,300	94,706
	Bangkok Life Assurance PCL, NVDR	48,900	43,330
	Banpu PCL	917,500	322,417
	Banpu Power PCL	65,300	34,223
	BCPG PCL	149,800	44,699
	BEC World PCL	169,900	54,557
	Berli Jucker PCL	62,800	72,293
*	Better World Green PCL	857,700	27,022
*	Beyond Securities PCL	56,100	20,224
	BG Container Glass PCL	65,500	20,041
*	Bound & Beyond PCL	54,600	23,157
	BTS Group Holdings PCL	292,400	74,849
	Bumrungrad Hospital PCL	27,700	182,093
	Buriram Sugar PCL, Class F	70,900	17,612
	Business Online PCL	31,100	10,835

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Cal-Comp Electronics Thailand PCL, Class F	654,450	$46,789
	Carabao Group PCL, Class F	18,200	56,789
	Central Pattana PCL	62,600	135,118
*	Central Plaza Hotel PCL	38,100	60,018
	Central Retail Corp. PCL	146,600	188,746
	CH Karnchang PCL	82,300	56,346
	Charoen Pokphand Foods PCL	384,300	274,749
	Chularat Hospital PCL, Class F	817,500	99,061
	CK Power PCL	278,900	38,189
	Com7 PCL, Class F	97,300	92,112
*	Country Group Development PCL	1,753,500	23,904
*	Country Group Holdings PCL, Class F	655,000	17,660
	CP ALL PCL	93,000	187,352
	Delta Electronics Thailand PCL	8,100	220,842
	Demco PCL	163,000	24,591
	Diamond Building Products PCL	45,400	11,553
*	DOD Biotech PCL	63,800	9,625
	Dohome PCL	84,740	34,913
	Don Muang Tollway PCL	61,000	24,393
	Dynasty Ceramic PCL	609,100	52,773
	Eastern Polymer Group PCL, Class F	202,900	52,861
	Eastern Power Group PCL	102,900	13,155
	Eastern Water Resources Development & Management PCL, Class F	110,200	17,860
	Ekachai Medical Care PCL	81,952	22,344
	Electricity Generating PCL	13,300	70,106
	Energy Absolute PCL	46,900	122,898
	Esso Thailand PCL	130,100	36,653
	Forth Corp. PCL	31,800	41,665
	Forth Smart Service PCL	23,400	11,980
	Fortune Parts Industry PCL, Class F	107,900	10,460
	Frasers Property Thailand PCL	68,900	31,935
*	General Engineering PCL	986,800	9,865
	GFPT PCL	128,100	52,389
	Global Green Chemicals PCL, Class F	58,600	26,628
	Global Power Synergy PCL, Class F	43,200	89,973
	Gulf Energy Development PCL	94,000	153,060
	Gunkul Engineering PCL	344,800	52,018
	Hana Microelectronics PCL	58,900	107,951
	Home Product Center PCL	409,100	177,223
	Hwa Fong Rubber Thailand PCL	46,200	9,237
	Ichitan Group PCL	96,100	35,226
	Index Livingmall PCL	11,500	6,584
	Indorama Ventures PCL	191,400	234,829
*	Interlink Telecom PCL	146,500	16,421
*	Interpharma PCL	33,000	14,396
	Intouch Holdings PCL, Class F	14,800	32,617
	IRPC PCL	1,657,100	153,612
*	Italian-Thai Development PCL	788,200	48,710
*	Jasmine International PCL	725,300	50,975
*	Jasmine Technology Solution PCL	8,700	12,321
	Jay Mart PCL	23,000	25,954
*	JKN Global Media PCL	39,400	4,010
	JMT Network Services PCL	18,000	29,173
	JWD Infologistics PCL	71,800	46,765
	Karmarts PCL	81,400	21,577
	KCE Electronics PCL	72,500	120,248
	KGI Securities Thailand PCL	357,500	54,692
	Khon Kaen Sugar Industry PCL	448,000	49,129
	Kiatnakin Phatra Bank PCL	14,800	30,600

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Krung Thai Bank PCL	130,100	$68,972
	Krungthai Card PCL	73,800	126,316
	Lalin Property PCL	77,200	21,867
	Land & Houses PCL	578,300	173,437
	Lanna Resources PCL	46,300	21,881
	LH Financial Group PCL	520,700	18,929
	Loxley PCL	153,300	10,217
	LPN Development PCL	269,000	37,486
	Major Cineplex Group PCL	66,900	38,101
	MBK PCL	156,808	87,406
	MC Group PCL	82,900	29,885
	MCS Steel PCL	99,900	30,112
*	MDX PCL	62,800	8,675
	Mega Lifesciences PCL	56,800	89,906
	Millcon Steel PCL	501,600	11,700
*	Minor International PCL	344,900	347,408
	MK Restaurants Group PCL	37,400	64,297
*	Mono Next PCL	486,800	24,038
	Muangthai Capital PCL	72,600	82,475
	Netbay PCL	28,600	24,693
	Ngern Tid Lor PCL	94,100	79,106
	Noble Development PCL	212,600	37,033
	Northeast Rubber PCL	279,800	54,248
	NSL Foods PCL	40,500	28,096
*	Nusasiri PCL	759,400	25,996
	Origin Property PCL, Class F	243,000	89,809
	Osotspa PCL	58,900	49,961
	Plan B Media PCL, Class F	338,888	91,883
*	Platinum Group PCL, Class F	364,500	41,960
	Polyplex Thailand PCL	61,000	46,660
*	Power Solution Technologies PCL, Class F	266,900	13,584
	Praram 9 Hospital PCL	70,900	42,957
	Precious Shipping PCL	228,000	113,965
	Prima Marine PCL	172,000	40,382
*	Principal Capital PCL	128,900	23,624
	Property Perfect PCL	1,293,915	15,679
	Pruksa Holding PCL	141,600	56,623
*	PSG Corp. PCL	945,300	35,796
	PTG Energy PCL	124,200	50,417
	PTT Exploration & Production PCL	137,000	711,769
	PTT Global Chemical PCL	116,500	173,815
	PTT Oil & Retail Business PCL	79,700	54,083
	PTT PCL	934,000	940,791
	Quality Houses PCL	1,397,300	99,898
	R&B Food Supply PCL	41,000	15,774
*	Rabbit Holdings PLC, Class F	726,300	26,623
*	Raimon Land PCL	720,500	15,933
	Rajthanee Hospital PCL	21,200	19,588
	Ramkhamhaeng Hospital PCL, Class F	19,700	32,525
	Ratch Group PCL	55,200	70,651
	Ratchaphruek Hospital PCL, Class F	55,300	10,554
	Ratchthani Leasing PCL	372,900	46,316
	Regional Container Lines PCL	80,900	80,263
	Rojana Industrial Park PCL	195,800	36,479
	RS PCL	65,400	33,086
*	S Hotels & Resorts PCL	817,400	108,954
	S Kijchai Enterprise PCL, Class F	105,200	16,731
	Sabina PCL	36,200	27,690
	Sahamitr Pressure Container PCL	52,000	20,794

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Saha-Union PCL	31,400	$29,488
*	Samart Corp. PCL	111,900	18,983
	Sansiri PCL	2,131,300	125,902
	Sappe PCL	34,200	48,694
	SC Asset Corp. PCL	436,400	62,928
	SCB X PCL	36,100	113,735
	SCG Ceramics PCL	288,200	17,811
	SCG Packaging PCL	53,200	84,208
	Sena Development PCL	185,900	22,189
	Sermsang Power Corp. Co. Ltd.	60,060	18,376
*	Seven Utilities & Power PLC	513,900	12,143
	Siam Cement PCL	11,700	119,091
	Siam City Cement PCL	10,300	49,768
	Siam Global House PCL	122,752	77,348
	Siamgas & Petrochemicals PCL	216,500	66,242
	Sikarin PCL, Class F	105,200	43,023
*	Simat Technologies PCL	142,700	9,770
	Singer Thailand PCL	15,700	13,079
*	Singha Estate PCL	408,100	24,479
	Sino-Thai Engineering & Construction PCL	168,300	73,418
	SiS Distribution Thailand PCL	11,100	8,995
	SNC Former PCL	42,900	18,584
	Somboon Advance Technology PCL	43,500	28,201
	SPCG PCL	143,200	63,770
	Sri Trang Agro-Industry PCL	199,700	132,488
	Sri Trang Gloves Thailand PCL	320,800	101,070
	Srisawad Capital 1969 PCL, Class F	14,000	11,557
	Srisawad Corp. PCL	44,900	72,430
	Srivichai Vejvivat PCL	49,900	13,151
	Star Petroleum Refining PCL	305,900	106,569
	Starflex PCL	70,500	7,091
*	STARK Corp. PCL	869,700	78,513
	Stars Microelectronics Thailand PCL	112,600	17,738
*	STP & I PCL	268,500	42,296
	Supalai PCL	161,300	118,251
	Super Energy Corp. PCL	3,869,400	73,848
	Susco PCL	78,800	9,071
	SVI PCL	87,400	26,212
	Synnex Thailand PCL	32,400	15,802
	Syntec Construction PCL	243,200	13,703
	TAC Consumer PCL, Class F	90,100	17,469
	Taokaenoi Food & Marketing PCL, Class F	103,800	36,476
	Tata Steel Thailand PCL	439,200	15,434
	Thai Oil PCL	162,579	284,427
	Thai Stanley Electric PCL, Class F	5,900	33,513
	Thai Union Group PCL, Class F	247,800	120,109
	Thai Vegetable Oil PCL	115,320	100,438
	Thaicom PCL	111,000	54,811
	Thaifoods Group PCL, Class F	274,800	47,035
	Thaire Life Assurance PCL, Class F	114,500	17,690
	Thanachart Capital PCL	31,700	41,053
	Thonburi Healthcare Group PCL	62,600	130,851
	Thoresen Thai Agencies PCL	324,300	80,068
	Tipco Asphalt PCL	155,800	85,900
	Tisco Financial Group PCL	16,600	51,545
	TKS Technologies PCL	58,700	24,006
	TMBThanachart Bank PCL	1,830,774	81,528
	TMT Steel PCL	57,900	14,383
	TOA Paint Thailand PCL	40,700	41,921

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Total Access Communication PCL	63,000	$94,471
	TPI Polene PCL	1,522,200	85,310
	TPI Polene Power PCL	700,800	74,305
	TQM Alpha PCL	40,000	51,197
	Triple i Logistics PCL	74,613	33,453
*	Triton Holding PCL	1,691,000	9,221
	True Corp. PCL	1,555,900	229,072
*	TTCL PCL	108,200	15,930
	TTW PCL	169,300	48,467
	Union Auction PCL	36,100	10,006
*	Unique Engineering & Construction PCL	80,800	11,847
	United Paper PCL	43,200	20,677
*	United Power of Asia PCL, Class F	505,100	3,672
	Univanich Palm Oil PCL	157,900	37,071
	Univentures PCL	124,600	12,834
	Vanachai Group PCL	101,000	17,134
	VGI PCL	305,610	45,550
	Vibhavadi Medical Center PCL	460,500	37,945
	WHA Corp. PCL	743,700	85,162
	WHA Utilities & Power PCL	109,700	13,426
	WICE Logistics PCL	55,900	20,152
	Workpoint Entertainment PCL	39,100	21,558
*	Xspring Capital PCL	941,800	41,370
	YGGDRAZIL Group PCL	41,400	10,849
*	Ziga Innovation PCL	62,200	6,896
TOTAL THAILAND			16,851,184
TURKEY — (1.5%)
*	Agesa Hayat ve Emeklilik AS	6,160	10,890
	Akbank TAS	395,154	358,041
	Aksa Akrilik Kimya Sanayii AS	23,808	98,139
	Aksa Enerji Uretim AS	15,529	29,346
	Alarko Holding AS	13,593	50,359
*	Albaraka Turk Katilim Bankasi AS	255,197	38,717
	Alkim Alkali Kimya AS	12,658	20,950
*	Anadolu Anonim Turk Sigorta Sirketi	21,764	20,170
	Anadolu Efes Biracilik Ve Malt Sanayii AS	26,171	72,730
	Anadolu Hayat Emeklilik AS	11,590	11,828
#	Arcelik AS	8,540	48,812
	Aselsan Elektronik Sanayi Ve Ticaret AS	13,547	40,990
	Ayen Enerji AS	5,752	9,355
	Aygaz AS	7,484	36,027
*	Bagfas Bandirma Gubre Fabrikalari AS	16,111	26,009
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,129	9,679
*	Baticim Bati Anadolu Cimento Sanayii AS	4,878	9,666
	Bera Holding AS	127,012	75,480
	BIM Birlesik Magazalar AS	26,959	178,763
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,496	30,474
	Borusan Yatirim ve Pazarlama AS	766	37,081
#	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	27,350
*	Bursa Cimento Fabrikasi AS	160,095	43,870
*	Cemas Dokum Sanayi AS	201,537	19,744
	Cemtas Celik Makina Sanayi Ve Ticaret AS	6,799	17,396
	Cimsa Cimento Sanayi VE Ticaret AS	6,203	27,029
	Coca-Cola Icecek AS	6,147	59,952
	Deva Holding AS	9,169	23,444
	Dogan Sirketler Grubu Holding AS	285,975	134,482
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	91,064	34,234
	Dogus Otomotiv Servis ve Ticaret AS	5,195	43,973

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Eczacibasi Yatirim Holding Ortakligi AS	1,568	$11,752
	EGE Endustri VE Ticaret AS	155	43,494
	EGE Gubre Sanayii AS	5,068	21,456
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	36,000	48,226
#Ω	Enerjisa Enerji AS	25,463	44,816
	Enka Insaat ve Sanayi AS	37,983	60,097
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	13,577
	Eregli Demir ve Celik Fabrikalari TAS	101,404	205,818
	Esenboga Elektrik Uretim AS	2,971	10,361
*	Fenerbahce Futbol AS	8,132	27,659
	Ford Otomotiv Sanayi AS	3,559	96,801
*	Global Yatirim Holding AS	109,932	52,829
*	Goodyear Lastikleri TAS	2,920	2,666
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	71,531	63,600
	GSD Holding AS	193,884	32,633
#*	Gubre Fabrikalari TAS	6,051	88,921
*	Hektas Ticaret TAS	88,570	148,585
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	258,662	14,187
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	16,131	28,978
*	Is Finansal Kiralama AS	69,358	23,147
	Is Yatirim Menkul Degerler AS, Class A	21,889	65,186
*	Izmir Demir Celik Sanayi AS	96,432	24,724
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	32,666	28,195
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	154,029	135,346
*	Karel Elektronik Sanayi ve Ticaret AS	17,399	15,403
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	29,821
	Kartonsan Karton Sanayi ve Ticaret AS	4,176	17,909
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	153,751	14,667
*	Kerevitas Gida Sanayi ve Ticaret AS	26,993	19,496
	KOC Holding AS	61,827	252,073
	Kordsa Teknik Tekstil AS	9,607	38,778
	Koza Altin Isletmeleri AS	1,503	44,497
*	Koza Anadolu Metal Madencilik Isletmeleri AS	20,685	58,536
	Logo Yazilim Sanayi Ve Ticaret AS	9,343	29,621
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	13,824	85,442
	Menderes Tekstil Sanayi ve Ticaret AS	26,505	9,196
*	Migros Ticaret AS	14,486	106,366
*Ω	MLP Saglik Hizmetleri AS	15,921	67,783
*	NET Holding AS	44,398	26,232
*	Netas Telekomunikasyon AS	7,486	11,782
	Nuh Cimento Sanayi AS	9,817	47,681
	Otokar Otomotiv Ve Savunma Sanayi AS	1,137	60,458
#*	Oyak Cimento Fabrikalari AS	62,108	71,088
*	Pamukova Yenilenebilir Elektrik Uretim AS	1,159	18,250
*	Pegasus Hava Tasimaciligi AS	5,582	147,014
*	Peker Gayrimenkul Yatirim Ortakligi AS	59,810	10,086
#*	Petkim Petrokimya Holding AS	100,092	87,207
*	Reysas Tasimacilik ve Lojistik Ticaret AS	31,824	33,474
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	60,279	84,935
*	Sasa Polyester Sanayi AS	21,558	115,636
*	Sekerbank Turk AS	223,898	31,566
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	42,862
#*	Sok Marketler Ticaret AS	49,999	70,226
	Tat Gida Sanayi AS	21,388	28,841
*	TAV Havalimanlari Holding AS	16,386	71,891
	Tekfen Holding AS	26,266	54,417
*	Teknosa Ic Ve Dis Ticaret AS	34,354	37,056
	Tofas Turk Otomobil Fabrikasi AS	9,990	84,125
*	Tukas Gida Sanayi ve Ticaret AS	34,867	34,694

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Tumosan Motor ve Traktor Sanayi AS	6,241	$18,363
*	Turk Hava Yollari AO	46,454	340,584
	Turk Telekomunikasyon AS	86,749	95,015
	Turk Traktor ve Ziraat Makineleri AS	1,156	35,431
	Turkcell Iletisim Hizmetleri AS	131,874	255,627
	Turkiye Garanti Bankasi AS	62,534	80,201
*	Turkiye Halk Bankasi AS	70,554	39,545
	Turkiye Is Bankasi AS, Class C	274,853	159,418
*	Turkiye Petrol Rafinerileri AS	13,833	436,196
	Turkiye Sigorta AS	45,055	25,036
*	Turkiye Sinai Kalkinma Bankasi AS	292,850	65,438
	Turkiye Sise ve Cam Fabrikalari AS	32,657	68,953
*	Turkiye Vakiflar Bankasi TAO, Class D	155,416	78,254
*	Ulker Biskuvi Sanayi AS	34,074	69,407
	Vestel Beyaz Esya Sanayi ve Ticaret AS	47,576	32,797
*	Vestel Elektronik Sanayi ve Ticaret AS	24,616	83,043
	Yapi ve Kredi Bankasi AS	354,580	171,945
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	20,866	36,745
*	Zorlu Enerji Elektrik Uretim AS	217,824	57,716
TOTAL TURKEY			7,046,857
UNITED ARAB EMIRATES — (1.9%)
	Abu Dhabi Commercial Bank PJSC	167,848	384,308
	Abu Dhabi Islamic Bank PJSC	243,388	625,591
	Abu Dhabi National Hotels	42,922	61,719
	Abu Dhabi National Insurance Co. PSC	30,691	48,514
	Abu Dhabi National Oil Co. for Distribution PJSC	267,633	321,049
	Abu Dhabi Ship Building Co. PJSC	17,840	18,772
	Agthia Group PJSC	88,167	97,796
	Air Arabia PJSC	539,670	324,041
*	Ajman Bank PJSC	282,549	87,128
	AL Yah Satellite Communications Co-PJSC-Yah Sat	93,646	65,635
	Aldar Properties PJSC	262,112	312,159
	Amanat Holdings PJSC	249,243	57,260
*	Amlak Finance PJSC	166,309	26,272
*	Apex Investment Co. PSC	110,553	86,866
	Aramex PJSC	112,894	111,462
*	Arkan Building Materials Co.	329,903	136,848
	Dana Gas PJSC	869,004	196,145
*	Deyaar Development PJSC	297,806	38,918
	Dubai Financial Market PJSC	225,367	87,110
	Dubai Investments PJSC	523,573	310,312
	Dubai Islamic Bank PJSC	413,759	627,234
*	Emaar Development PJSC	283,441	345,134
	Emaar Properties PJSC	726,200	1,103,472
	Emirates Driving Co.	5,325	36,876
	Emirates Integrated Telecommunications Co. PJSC	156,873	220,629
	Emirates NBD Bank PJSC	220,921	780,438
	Emirates Telecommunications Group Co. PJSC	213,519	1,496,035
*	Eshraq Investments PJSC	300,108	39,217
	Fertiglobe PLC	194,815	212,518
	First Abu Dhabi Bank PJSC	135,994	504,454
*	Gulf Pharmaceutical Industries PSC	35,344	10,607
	Islamic Arab Insurance Co.	89,769	15,707
*	Manazel PJSC	213,292	22,154
*	Palms Sports PrJSC	4,850	12,062
*	RAK Properties PJSC	220,095	36,968
	Ras Al Khaimah Ceramics	104,948	79,827
*	SHUAA Capital PSC	247,215	26,801

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Union Properties PJSC	370,443	$27,678
TOTAL UNITED ARAB EMIRATES			8,995,716
TOTAL COMMON STOCKS			463,085,115
PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
*	Alpargatas SA	30,027	80,505
	Banco ABC Brasil SA	19,700	74,472
Ω	Banco BMG SA	38,100	16,812
	Banco Bradesco SA	196,290	542,124
	Banco do Estado do Rio Grande do Sul SA Class B	35,200	69,481
	Banco Pan SA	61,000	69,697
	Braskem SA Class A	30,400	139,714
	Centrais Eletricas Brasileiras SA Class B	14,800	123,822
	Centrais Eletricas Santa Catarina	1,300	13,460
	Cia de Saneamento do Parana	162,700	112,819
	Cia de Transmissao de Energia Eletrica Paulista	24,100	108,577
	Cia Energetica de Minas Gerais	109,000	246,073
	Cia Energetica do Ceara Class A	700	5,978
	Cia Ferro Ligas da Bahia - FERBASA	10,100	112,852
	Cia Paranaense de Energia	178,900	273,832
*	Eucatex SA Industria e Comercio	6,500	13,637
	Itau Unibanco Holding SA	206,500	1,030,405
	Marcopolo SA	156,400	93,046
	Petroleo Brasileiro SA	393,214	2,019,402
	Randon SA Implementos e Participacoes	43,600	69,570
	Schulz SA	26,200	25,135
	Taurus Armas SA	17,700	58,718
	Track & Field Co. SA	3,900	8,520
	Unipar Carbocloro SA Class B	7,410	124,573
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	124,000	208,364
TOTAL BRAZIL			5,641,588
CHILE — (0.0%)
	Embotelladora Andina SA Class B	11,586	28,765
	Sociedad Quimica y Minera de Chile SA Class B	696	67,790
TOTAL CHILE			96,555
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA	317,593	38,976
	Grupo de Inversiones Suramericana SA	5,755	15,136
TOTAL COLOMBIA			54,112
TOTAL PREFERRED STOCKS			5,792,255
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Empreendimentos Pague Menos SA Rights 02/28/23	1,447	157
CHILE — (0.0%)
*	Salfacorp SA Rights 02/07/23	16,138	872
INDIA — (0.0%)
*	Heritage Foods Ltd. Rights 02/13/23	7,277	12,391

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	21,445	$3,695
SOUTH KOREA — (0.0%)
*	LVMC Holdings Rights 02/28/23	2,269	1,547
TAIWAN — (0.0%)
*	Amazing Microelectronic Corp. Rights 02/17/23	565	545
THAILAND — (0.0%)
*	Eastern Power Group PCL Warrants 06/29/25	25,725	304
*	Power Solution Technologies PCL Warrants 11/11/25	88,966	728
TOTAL THAILAND			1,032
TOTAL RIGHTS/WARRANTS			20,239
TOTAL INVESTMENT SECURITIES (Cost $487,222,881)			468,897,609

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	466,835	5,400,346
TOTAL INVESTMENTS — (100.0%)
(Cost $492,622,850)^^			$474,297,955
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$30,154,468	$307,199	—	$30,461,667
Chile	1,096,209	2,723,158	—	3,819,367
Colombia	742,757	2,879	—	745,636
Czech Republic	—	724,914	—	724,914
Egypt	191,044	—	—	191,044
Greece	20,996	2,597,291	—	2,618,287
Hungary	—	970,046	—	970,046
India	7,718,562	89,596,598	$15,036	97,330,196
Indonesia	38,486	13,503,339	1,447	13,543,272
Kuwait	1,933	13,566	—	15,499
Malaysia	—	11,409,503	—	11,409,503
Mexico	15,146,328	—	—	15,146,328
Peru	411,216	—	—	411,216
Philippines	155,136	4,677,306	—	4,832,442
Poland	—	5,761,758	—	5,761,758
Qatar	—	6,836,343	—	6,836,343
Saudi Arabia	24,527	23,365,242	—	23,389,769
South Africa	2,735,313	21,970,551	—	24,705,864
South Korea	5,364,448	73,332,373	30,382	78,727,203
Taiwan	655,626	107,890,783	4,595	108,551,004
Thailand	16,109,431	741,753	—	16,851,184
Turkey	—	7,046,857	—	7,046,857
United Arab Emirates	—	8,995,716	—	8,995,716
Preferred Stocks
Brazil	5,624,776	16,812	—	5,641,588
Chile	—	96,555	—	96,555

Emerging Markets ex China Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$54,112	—	—	$54,112
Rights/Warrants
Brazil	—	$157	—	157
Chile	—	872	—	872
India	—	12,391	—	12,391
Malaysia	—	3,695	—	3,695
South Korea	—	1,547	—	1,547
Taiwan	—	545	—	545
Thailand	—	1,032	—	1,032
Securities Lending Collateral	—	5,400,346	—	5,400,346
TOTAL	$86,245,368	$388,001,127	$51,460˂˃	$474,297,955

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2023, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2023, the DFA Commodity Strategy Portfolio held $371,420,283 in the Subsidiary, representing 21.95% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$229,617
U.S. Large Cap Value Portfolio	14,322,541
U.S. Targeted Value Portfolio	9,050,212
U.S. Small Cap Value Portfolio	9,984,427
U.S. Core Equity 1 Portfolio	13,916,422
U.S. Core Equity 2 Portfolio	14,282,321
U.S. Vector Equity Portfolio	2,410,488
U.S. Small Cap Portfolio	9,138,879
U.S. Micro Cap Portfolio	4,438,605
DFA Real Estate Securities Portfolio	5,287,193
Large Cap International Portfolio	4,239,098
International Core Equity Portfolio	26,166,378
International Small Company Portfolio	10,019,594
Global Small Company Portfolio	82,293
Japanese Small Company Portfolio	241,972
Asia Pacific Small Company Portfolio	268,791
United Kingdom Small Company Portfolio	22,159
Continental Small Company Portfolio	641,435
DFA International Real Estate Securities Portfolio	5,588,443
DFA Global Real Estate Securities Portfolio	8,280,245
DFA International Small Cap Value Portfolio	10,185,530
International Vector Equity Portfolio	2,835,442
World ex U.S. Value Portfolio	219,992
World ex U.S. Targeted Value Portfolio	662,881
World ex U.S. Core Equity Portfolio	3,251,814
Selectively Hedged Global Equity Portfolio	180,191
Emerging Markets Portfolio	2,974,994
Emerging Markets Small Cap Portfolio	3,720,524
Emerging Markets Value Portfolio	9,630,162
Emerging Markets Core Equity Portfolio	19,850,680
U.S. Large Cap Equity Portfolio	838,173
DFA Commodity Strategy Portfolio	3,701,600
DFA One-Year Fixed Income Portfolio	5,508,283

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,970,245
DFA Selectively Hedged Global Fixed Income Portfolio	1,040,920
DFA Short-Term Government Portfolio	1,531,650
DFA Five-Year Global Fixed Income Portfolio	9,633,236
DFA World ex U.S. Government Fixed Income Portfolio	1,198,446
DFA Intermediate Government Fixed Income Portfolio	5,233,966
DFA Short-Term Extended Quality Portfolio	6,416,158
DFA Intermediate-Term Extended Quality Portfolio	1,460,614
DFA Targeted Credit Portfolio	980,583
DFA Investment Grade Portfolio	12,026,743
DFA Inflation-Protected Securities Portfolio	6,326,305
DFA Short-Term Municipal Bond Portfolio	1,864,342
DFA Intermediate-Term Municipal Bond Portfolio	1,654,874
DFA Selective State Municipal Bond Portfolio	368,000
DFA Short-Term Selective State Municipal Bond Portfolio	157,368
DFA California Short-Term Municipal Bond Portfolio	881,706
DFA California Intermediate-Term Municipal Bond Portfolio	528,303
DFA NY Municipal Bond Portfolio	150,459
Dimensional Retirement Income Fund	84,960
Dimensional 2045 Target Date Retirement Income Fund	108,044
Dimensional 2050 Target Date Retirement Income Fund	80,181
Dimensional 2055 Target Date Retirement Income Fund	50,629
Dimensional 2060 Target Date Retirement Income Fund	42,197
Dimensional 2065 Target Date Retirement Income Fund	6,435
Dimensional 2010 Target Date Retirement Income Fund	19,341
Dimensional 2015 Target Date Retirement Income Fund	33,754
Dimensional 2020 Target Date Retirement Income Fund	99,021
Dimensional 2025 Target Date Retirement Income Fund	178,506
Dimensional 2030 Target Date Retirement Income Fund	181,708
Dimensional 2035 Target Date Retirement Income Fund	156,188
Dimensional 2040 Target Date Retirement Income Fund	125,949
DFA Short-Duration Real Return Portfolio	2,031,077
DFA Municipal Real Return Portfolio	1,651,053
DFA Municipal Bond Portfolio	630,044
World Core Equity Portfolio	773,058
DFA LTIP Portfolio	454,277
U.S. Social Core Equity 2 Portfolio	849,894
U.S. Sustainability Core 1 Portfolio	3,490,631
U.S. Sustainability Targeted Value Portfolio	315,720
International Sustainability Core 1 Portfolio	2,786,668
International Social Core Equity Portfolio	1,239,125
Global Social Core Equity Portfolio	46,004
Emerging Markets Social Core Equity Portfolio	1,279,116
VA U.S. Targeted Value Portfolio	451,332
VA U.S. Large Value Portfolio	433,897
VA International Value Portfolio	404,912
VA International Small Portfolio	302,943
VA Short-Term Fixed Portfolio	334,295

Federal Tax Cost
VA Global Bond Portfolio	$314,607
VIT Inflation-Protected Securities Portfolio	216,721
VA Global Moderate Allocation Portfolio	136,202
U.S. Large Cap Growth Portfolio	1,354,372
U.S. Small Cap Growth Portfolio	674,222
International Large Cap Growth Portfolio	500,332
International Small Cap Growth Portfolio	269,295
DFA Social Fixed Income Portfolio	561,454
DFA Diversified Fixed Income Portfolio	2,096,757
U.S. High Relative Profitability Portfolio	3,583,812
International High Relative Profitability Portfolio	1,614,940
VA Equity Allocation Portfolio	90,935
DFA MN Municipal Bond Portfolio	29,277
DFA California Municipal Real Return Portfolio	279,471
DFA Global Core Plus Fixed Income Portfolio	2,601,752
Emerging Markets Sustainability Core 1 Portfolio	899,055
Emerging Markets Targeted Value Portfolio	207,139
DFA Global Sustainability Fixed Income Portfolio	846,973
DFA Oregon Municipal Bond Portfolio	71,011
DFA Global Core Plus Real Return Portfolio	247,186
Emerging Markets ex China Core Equity Portfolio	503,655
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occured during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
On March 10 and March 12, 2023, Federal Deposit Insurance Corporation (FDIC) named itself as the receiver of two banking institutions, Silicon Valley Bank (SVB) and Signature Bank (SB) respectively. As of March 10, 2023 the Portfolios did not have material exposure to SVB or SB. The reported valuations as of January 31, 2023 may be impacted by current market conditions. Management is currently evaluating the effect on the Portfolios.